UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—October 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2022
Vanguard Total International Bond Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. In this environment, Vanguard Total International Bond Index Fund returns ranged from –12.20% for Admiral Shares to –12.16% for ETF and Investor Shares, roughly in line with the –12.08% return of its expense-free benchmark index. (Returns for ETF Shares are based on net asset value.)
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Bond yields moved higher across much of the developed world during the fiscal year amid concerns about inflation and central bank tightening. In general, bonds in eastern Europe produced the worst results. Bonds in Great Britain and the European Union also lagged. Japanese issues, the largest in the benchmark by weight, held up somewhat better.
•	The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts helped performance for the period.
•	At the end of the 12-month period, the fund’s 30-day SEC yield—a proxy for its income-generating potential over 12 months—ranged from 2.88% for Investor Shares to 2.94% for ETF and Institutional Shares.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$945.30	$0.64
ETF Shares	1,000.00	945.40	0.34
Admiral™ Shares	1,000.00	945.40	0.54
Institutional Shares	1,000.00	945.60	0.34
2

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,024.55	$0.66
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total International Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: May 31, 2013, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $10,000 Investment
Total International Bond Index Fund Investor Shares	-12.16%	-0.08%	1.65%	$11,671
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-12.08	0.09	1.89	11,925
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $10,000 Investment
Total International Bond Index Fund ETF Shares Net Asset Value	-12.16%	-0.03%	1.69%	$11,712
Total International Bond Index Fund ETF Shares Market Price	-12.16	-0.04	1.71	11,731
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-12.08	0.09	1.89	11,925
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $10,000 Investment
Total International Bond Index Fund Admiral Shares	-12.20%	-0.06%	1.68%	$11,694
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-12.08	0.09	1.89	11,925
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $5,000,000 Investment
Total International Bond Index Fund Institutional Shares	-12.17%	-0.02%	1.73%	$5,874,153
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-12.08	0.09	1.89	5,962,444
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

Total International Bond Index Fund
Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2022
	One Year	Five Years	Since Inception (5/31/2013)
Total International Bond Index Fund ETF Shares Market Price	-12.16%	-0.22%	17.31%
Total International Bond Index Fund ETF Shares Net Asset Value	-12.16	-0.13	17.12
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-12.08	0.45	19.25
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Total International Bond Index Fund
Fund Allocation
As of October 31, 2022
Japan	16.6%
France	11.9
Germany	11.0
Italy	7.3
Canada	6.8
United Kingdom	6.5
Spain	5.3
Supranational	4.1
Australia	3.7
United States	3.0
Netherlands	2.8
South Korea	2.7
Belgium	2.1
Switzerland	1.5
Austria	1.3
Sweden	1.3
Indonesia	1.2
China	1.1
Other	9.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Total International Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,267)	5.625%	6/7/32	GBP	716	894
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $907)	5.952%	10/22/37	GBP	570	664
Corporate Bonds (19.6%)
Australia (0.5%)
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,543	2,148
	Ampol Ltd.	4.000%	4/17/25	AUD	7,180	4,470
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	4,024
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	890
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	448	496
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	4,309	3,818
	APT Pipelines Ltd.	0.750%	3/15/29	EUR	5,600	4,326
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	3,108	2,138
	APT Pipelines Ltd.	2.500%	3/15/36	GBP	5,176	3,685
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	950	598
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	1,545	1,464
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	18,919	17,834
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	7,280	4,551
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,710	1,579
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,010	551
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	2,094	2,052
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,269	2,020
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	650	393
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,410	814
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	3,160	1,600
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	1,500	1,158
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,750	1,770
	Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	8,179	7,902
	Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	2,543	2,505
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	7,050	4,432
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	5,600	4,634
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	2,543	2,504
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	7,182	6,778
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	4,653	4,497
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	7,299	5,957
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,545	1,367
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	2,859	2,764
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	200	193
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	1,930	1,196
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	2,800	2,006
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	2,610	1,352
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	1,860	888
	Commonwealth Bank of Australia	3.000%	1/11/24	AUD	8,800	5,533
	Commonwealth Bank of Australia	0.375%	4/11/24	EUR	6,140	5,859
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	3,269	2,938
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,376	3,623
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	5,087	4,360
	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	10,432	9,674
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	87
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,700	1,295
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,460	910
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	3,720	1,798
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	580	362
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	1,800	1,005
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,490	1,269
	Glencore Capital Finance DAC	1.125%	3/10/28	EUR	8,070	6,484
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	4,429	2,876
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	100	97
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	3,524	3,607
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	96
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	200	175
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	2,094	1,891
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	2,810	1,513
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	930	522
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	2,980	1,495
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,550	1,573
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	1,490	803
Macquarie Group Ltd.	1.250%	3/5/25	EUR	8,179	7,787
Macquarie Group Ltd.	0.350%	3/3/28	EUR	11,316	8,875
Macquarie Group Ltd.	4.080%	5/31/29	GBP	3,700	3,675
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,495	916
Macquarie Group Ltd.	0.950%	5/21/31	EUR	2,214	1,573
National Australia Bank Ltd.	2.900%	2/26/24	AUD	8,144	5,104
National Australia Bank Ltd.	5.000%	3/11/24	AUD	3,250	2,091
National Australia Bank Ltd.	0.250%	5/20/24	EUR	5,087	4,797
National Australia Bank Ltd.	0.300%	10/31/25	CHF	5,045	4,779
National Australia Bank Ltd.	3.000%	9/4/26	GBP	400	431
National Australia Bank Ltd.	0.875%	2/19/27	EUR	6,087	5,475
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,086	5,318
National Australia Bank Ltd.	0.010%	1/6/29	EUR	20,000	16,236
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,098	2,806
National Australia Bank Ltd.	1.699%	9/15/31	GBP	2,214	2,056
NBN Co. Ltd.	2.150%	6/2/28	AUD	4,650	2,504
NBN Co. Ltd.	2.200%	12/16/30	AUD	3,730	1,802
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	2,240	1,159
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,599	1,910
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	300	337
Qantas Airways Ltd.	3.150%	9/27/28	AUD	4,430	2,367
Qantas Airways Ltd.	2.950%	11/27/29	AUD	740	366
Qantas Airways Ltd.	5.250%	9/9/30	AUD	2,530	1,437
Scentre Group Trust 1	2.250%	7/16/24	EUR	2,039	1,946
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,591	2,750
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,539	3,774
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	1,958	1,517
Stockland Trust	1.625%	4/27/26	EUR	4,785	4,176
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,000	626
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	400	241
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	5,910	5,439
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	890	544
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	1,263	1,095
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,543	2,094
Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	331	209
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,631	7,091
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	1,545	1,471
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,213	851
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,539	3,981
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,160	1,078
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,540	966
University of Technology Sydney	3.750%	7/20/27	AUD	220	134
Vicinity Centres Trust	3.375%	4/7/26	GBP	590	613
Vicinity Centres Trust	1.125%	11/7/29	EUR	3,012	2,179
Wesfarmers Ltd.	0.954%	10/21/33	EUR	8,836	6,169
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	3,360	1,671
Westpac Banking Corp.	3.250%	11/16/23	AUD	300	190
Westpac Banking Corp.	5.250%	11/21/23	AUD	1,700	1,097
Westpac Banking Corp.	0.500%	12/4/23	EUR	10,632	10,263
Westpac Banking Corp.	3.000%	4/24/24	AUD	400	250
Westpac Banking Corp.	0.500%	5/17/24	EUR	1,272	1,213
Westpac Banking Corp.	0.625%	11/22/24	EUR	2,543	2,375
Westpac Banking Corp.	4.125%	6/4/26	AUD	700	436
Westpac Banking Corp.	1.079%	4/5/27	EUR	6,921	6,261
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	87
Westpac Banking Corp.	1.125%	9/5/27	EUR	5,690	5,017
Westpac Banking Corp.	1.450%	7/17/28	EUR	418	364
Westpac Banking Corp.	0.010%	9/22/28	EUR	19,280	15,758
8

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	1.375%	5/17/32	EUR	5,087	4,218
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	2,980	1,617
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	9,300	7,233
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	7,340	3,780
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,180	1,349
						367,123
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	23,300	20,723
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	5,700	4,558
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	15,000	13,497
	Borealis AG	1.750%	12/10/25	EUR	225	212
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,200	1,131
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	4,572
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,600	6,939
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,100	7,129
	Erste Group Bank AG	0.250%	9/14/29	EUR	2,200	1,652
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,600	5,791
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.375%	6/25/24	EUR	3,700	3,481
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,308
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	18,200	16,417
	JAB Holdings BV	1.250%	5/22/24	EUR	5,100	4,817
	JAB Holdings BV	1.750%	6/25/26	EUR	7,100	6,396
	JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,272
	JAB Holdings BV	2.500%	6/25/29	EUR	9,400	7,901
	JAB Holdings BV	2.250%	12/19/39	EUR	7,900	4,665
	Mondi Finance plc	1.500%	4/15/24	EUR	5,938	5,647
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	6,148	5,862
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	5,124	5,198
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	922	933
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,536	1,455
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,587	3,636
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	112	110
	OMV AG	0.750%	12/4/23	EUR	1,281	1,232
	OMV AG	1.000%	12/14/26	EUR	1,767	1,592
	OMV AG	3.500%	9/27/27	EUR	1,400	1,393
	OMV AG	1.875%	12/4/28	EUR	2,327	2,093
	OMV AG	2.375%	4/9/32	EUR	7,683	6,634
	OMV AG	6.250%	12/29/49	EUR	1,690	1,696
	OMV AG	2.875%	Perpetual	EUR	5,300	4,118
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	2,800	2,484
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	5,500	5,295
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	400	307
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	2,500	1,876
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	200	188
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,260
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	37,400	34,198
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,325
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,000	5,174
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	200	190
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,054
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	2,500	2,305
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,600	2,557
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	300	282
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,357
	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,900	1,847
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	700	686
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	300	293
						223,738
Belgium (0.3%)
	AG Insurance SA	3.500%	6/30/47	EUR	3,400	2,984
	Ageas SA NV	3.250%	7/2/49	EUR	5,100	4,220
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	4,571	2,667
	Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	968	1,191
	Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	2,306	2,271
	Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,745	6,361
	Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	100	96
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	8,911	8,049
	Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	10,638	9,491
9

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	5,087	4,717
	Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,734	10,745
	Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	461	392
	Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	10,558	8,871
	Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	5,087	4,635
	Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,599	2,413
	Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,541	2,805
	Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	9,995	8,472
	Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	6,574	5,555
	Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	9,527	8,618
	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	742
	Argenta Spaarbank NV	1.000%	2/6/24	EUR	11,800	11,266
	Argenta Spaarbank NV	1.000%	10/13/26	EUR	7,100	6,155
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	1,875	1,816
	Belfius Bank SA	1.750%	6/24/24	EUR	300	292
	Belfius Bank SA	1.000%	10/26/24	EUR	5,000	4,706
	Belfius Bank SA	0.750%	2/10/25	EUR	100	94
	Belfius Bank SA	0.375%	9/2/25	EUR	5,000	4,467
	Belfius Bank SA	0.375%	2/13/26	EUR	3,000	2,631
	Belfius Bank SA	3.125%	5/11/26	EUR	6,000	5,572
	Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,436
	Belfius Bank SA	0.125%	2/8/28	EUR	6,300	5,149
	Belgium ING SA	1.500%	5/19/29	EUR	5,800	5,207
	BNP Paribas Fortis SA	0.625%	10/4/25	EUR	300	278
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,424
	Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	4,700	4,409
	Cofinimmo SA	0.875%	12/2/30	EUR	1,500	1,024
	Elia Group SA NV	1.500%	9/5/28	EUR	1,200	1,053
	Elia Group SA NV	2.750%	12/31/49	EUR	1,500	1,417
	Elia Transmission Belgium SA	1.375%	5/27/24	EUR	100	96
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	9,300	8,595
	Elia Transmission Belgium SA	3.250%	4/4/28	EUR	200	193
	Elia Transmission Belgium SA	3.000%	4/7/29	EUR	300	277
	Elia Transmission Belgium SA	0.875%	4/28/30	EUR	7,200	5,708
	Ethias SA	5.000%	1/14/26	EUR	4,400	4,146
	Euroclear Bank SA	1.250%	9/30/24	GBP	124	132
	Euroclear Bank SA	0.125%	7/7/25	EUR	4,600	4,178
	Euroclear Investments SA	1.125%	12/7/26	EUR	3,000	2,709
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	3,000	2,752
	FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	1,400	1,146
	FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	100	94
	FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	6,700	5,034
	FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	4,500	3,330
	Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	3,000	2,839
	Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	800	765
	ING Belgium SA	0.625%	5/30/25	EUR	6,700	6,254
	KBC Bank NV	0.750%	10/24/27	EUR	3,600	3,194
	KBC Group NV	1.125%	1/25/24	EUR	15,100	14,470
	KBC Group NV	1.500%	3/29/26	EUR	4,600	4,265
	KBC Group NV	0.750%	1/21/28	EUR	21,400	18,085
	KBC Group NV	0.125%	1/14/29	EUR	15,100	11,882
	Proximus SADP	2.375%	4/4/24	EUR	1,500	1,467
	Solvay SA	2.750%	12/2/27	EUR	4,100	3,779
	VGP NV	1.625%	1/17/27	EUR	1,900	1,342
	VGP NV	1.500%	4/8/29	EUR	3,300	1,934
						268,357
Canada (1.7%)
	407 International Inc.	3.350%	5/16/24	CAD	1,100	790
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,377	939
	407 International Inc.	2.430%	5/4/27	CAD	1,096	736
	407 International Inc.	3.140%	3/6/30	CAD	2,791	1,856
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,529	937
	407 International Inc.	5.750%	2/14/36	CAD	1,017	761
	407 International Inc.	4.450%	11/15/41	CAD	2,550	1,689
	407 International Inc.	4.190%	4/25/42	CAD	2,805	1,792
	407 International Inc.	3.650%	9/8/44	CAD	5,102	2,970
	407 International Inc.	3.830%	5/11/46	CAD	5,102	3,046
	407 International Inc.	3.600%	5/21/47	CAD	3,507	2,001
	407 International Inc.	3.720%	5/11/48	CAD	26	15
10

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	407 International Inc.	3.670%	3/8/49	CAD	1,019	587
	407 International Inc.	2.840%	3/7/50	CAD	2,092	1,017
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,623	2,166
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,848	1,348
	Aeroports de Montreal	5.670%	10/16/37	CAD	946	728
	Aeroports de Montreal	3.030%	4/21/50	CAD	3,962	2,026
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,106
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	2,537	1,781
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	961	662
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,019	681
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,714	3,675
	Alberta Powerline LP	4.065%	12/1/53	CAD	2,445	1,460
	Alberta Powerline LP	4.065%	3/1/54	CAD	529	316
	Alectra Inc.	2.488%	5/17/27	CAD	5,585	3,756
	Alectra Inc.	1.751%	2/11/31	CAD	500	294
	Alectra Inc.	3.958%	7/30/42	CAD	800	508
	Alectra Inc.	3.458%	4/12/49	CAD	1,118	640
	Algonquin Power Co.	4.090%	2/17/27	CAD	1,100	770
[3]	Algonquin Power Co.	4.090%	2/17/27	CAD	481	337
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,155	818
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,196	722
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	2,209	1,563
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,484	2,449
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	91
	Allied Properties REIT	3.636%	4/21/25	CAD	2,550	1,771
	Allied Properties REIT	1.726%	2/12/26	CAD	1,496	959
	Allied Properties REIT	3.113%	4/8/27	CAD	2,550	1,662
	Allied Properties REIT	3.394%	8/15/29	CAD	1,267	786
	Allied Properties REIT	3.117%	2/21/30	CAD	1,465	879
	Allied Properties REIT	3.095%	2/6/32	CAD	1,496	844
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	925	634
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,062	738
	AltaGas Ltd.	1.227%	3/18/24	CAD	3,271	2,270
	AltaGas Ltd.	3.840%	1/15/25	CAD	4,676	3,311
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,525	1,048
	AltaGas Ltd.	2.075%	5/30/28	CAD	1,520	935
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,574	917
	AltaGas Ltd.	4.990%	10/4/47	CAD	863	536
	AltaLink LP	3.668%	11/6/23	CAD	148	107
	AltaLink LP	3.399%	6/6/24	CAD	5,075	3,626
	AltaLink LP	4.872%	11/15/40	CAD	2,604	1,857
	AltaLink LP	4.462%	11/8/41	CAD	1,223	827
	AltaLink LP	3.990%	6/30/42	CAD	1,491	943
	AltaLink LP	4.922%	9/17/43	CAD	1,529	1,097
	AltaLink LP	4.054%	11/21/44	CAD	911	577
	AltaLink LP	4.090%	6/30/45	CAD	813	517
	AltaLink LP	3.717%	12/3/46	CAD	1,648	984
	AltaLink LP	4.446%	7/11/53	CAD	500	333
	ARC Resources Ltd.	2.354%	3/10/26	CAD	1,300	868
	ARC Resources Ltd.	3.465%	3/10/31	CAD	2,153	1,356
	Artis REIT	5.600%	4/29/25	CAD	700	495
	Atco Ltd.	5.500%	11/1/78	CAD	520	357
	Bank of Montreal	2.850%	3/6/24	CAD	7,352	5,235
	Bank of Montreal	2.280%	7/29/24	CAD	8,713	6,094
	Bank of Montreal	2.700%	9/11/24	CAD	7,124	5,025
	Bank of Montreal	2.370%	2/3/25	CAD	6,123	4,229
	Bank of Montreal	4.609%	9/10/25	CAD	2,550	1,857
	Bank of Montreal	1.758%	3/10/26	CAD	3,485	2,293
	Bank of Montreal	1.000%	4/5/26	EUR	13,440	12,395
	Bank of Montreal	1.551%	5/28/26	CAD	3,742	2,426
	Bank of Montreal	1.000%	9/9/26	GBP	2,800	2,697
	Bank of Montreal	2.700%	12/9/26	CAD	5,102	3,448
	Bank of Montreal	3.650%	4/1/27	CAD	6,236	4,297
	Bank of Montreal	4.309%	6/1/27	CAD	7,533	5,332
	Bank of Montreal	3.190%	3/1/28	CAD	8,939	6,058
	Bank of Montreal	0.050%	6/8/29	EUR	14,781	11,903
	Bank of Montreal	2.880%	9/17/29	CAD	950	662
	Bank of Montreal	2.077%	6/17/30	CAD	4,184	2,795
	Bank of Montreal	1.928%	7/22/31	CAD	5,613	3,576
11

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Nova Scotia	0.250%	1/11/24	EUR	5,087	4,880
Bank of Nova Scotia	2.290%	6/28/24	CAD	7,492	5,271
Bank of Nova Scotia	2.490%	9/23/24	CAD	8,933	6,245
Bank of Nova Scotia	1.950%	1/10/25	CAD	4,464	3,058
Bank of Nova Scotia	2.160%	2/3/25	CAD	5,612	3,855
Bank of Nova Scotia	0.010%	3/18/25	EUR	6,539	6,021
Bank of Nova Scotia	0.125%	9/4/26	EUR	5,938	5,047
Bank of Nova Scotia	1.850%	11/2/26	CAD	9,206	5,949
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,654	5,157
Bank of Nova Scotia	0.010%	1/14/27	EUR	5,087	4,421
Bank of Nova Scotia	2.950%	3/8/27	CAD	13,397	8,971
Bank of Nova Scotia	1.400%	11/1/27	CAD	6,029	3,696
Bank of Nova Scotia	0.010%	12/15/27	EUR	28,903	24,306
Bank of Nova Scotia	3.100%	2/2/28	CAD	7,109	4,804
Bank of Nova Scotia	3.890%	1/18/29	CAD	2,476	1,778
Bank of Nova Scotia	2.836%	7/3/29	CAD	4,816	3,371
Bank of Nova Scotia	3.934%	5/3/32	CAD	7,280	4,913
Bankers Hall LP	4.377%	11/20/23	CAD	84	61
BCI QuadReal Realty	1.680%	3/3/25	CAD	1,019	697
BCI QuadReal Realty	1.747%	7/24/30	CAD	2,274	1,326
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,573	2,484
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,701	1,140
Bell Telephone Co. of Canada or Bell Canada	2.700%	2/27/24	CAD	10,088	7,172
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	5,487	3,832
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	6,735	4,738
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,529	1,072
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,529	1,036
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	1,529	1,043
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,550	1,621
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	7,484	4,540
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	3,800	2,345
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,550	2,129
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,086	1,315
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,434	1,438
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	4,132	2,470
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,357	3,161
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,106	1,725
Bridging North America GP	4.341%	8/31/53	CAD	1,045	585
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,859	1,988
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	2,550	1,253
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	761	558
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	6,855	4,938
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	2,160	1,491
Brookfield Asset Management Inc.	5.950%	6/14/35	CAD	600	445
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	2,537	1,811
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,166	1,495
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,499	1,619
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,819	1,054
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	1,402	992
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	930	644
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,704	1,912
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,990	1,371
Brookfield Renewable Partners ULC	4.250%	1/15/29	CAD	500	349
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,805	1,827
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,990	1,182
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	896	443
Bruce Power LP	3.000%	6/21/24	CAD	1,013	719
Bruce Power LP	3.969%	6/23/26	CAD	2,550	1,805
Bruce Power LP	2.680%	12/21/28	CAD	1,200	772
Bruce Power LP	4.010%	6/21/29	CAD	1,403	967
Bruce Power LP	4.000%	6/21/30	CAD	2,021	1,369
Bruce Power LP	4.132%	6/21/33	CAD	2,245	1,479
Bruce Power LP	4.746%	6/21/49	CAD	2,005	1,274
Calgary Airport Authority	3.199%	10/7/36	CAD	6,901	4,077
Calgary Airport Authority	3.341%	10/7/38	CAD	2,452	1,439
Cameco Corp.	4.190%	6/24/24	CAD	1,396	1,004
Cameco Corp.	2.950%	10/21/27	CAD	1,622	1,066
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	3,298	2,367
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	9,726	9,152
12

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	4,314	3,012
	Canadian Imperial Bank of Commerce	2.750%	3/7/25	CAD	13,299	9,232
	Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	5,102	3,468
	Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	13,217	9,339
	Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	3,742	2,413
	Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,301	3,432
	Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	6,603	4,303
	Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	4,900	3,552
	Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	27,476	22,128
	Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	10,650	7,062
	Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	6,511	4,186
	Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	3,348	2,285
	Canadian National Railway Co.	2.800%	9/22/25	CAD	2,549	1,775
	Canadian National Railway Co.	3.200%	7/31/28	CAD	1,403	955
	Canadian National Railway Co.	3.600%	8/1/47	CAD	5,098	2,911
	Canadian National Railway Co.	3.600%	7/31/48	CAD	800	454
	Canadian National Railway Co.	3.600%	2/8/49	CAD	1,432	813
	Canadian National Railway Co.	3.050%	2/8/50	CAD	1,195	605
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	5,075	3,662
	Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,471	1,623
	Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,166	726
	Canadian Pacific Railway Co.	1.589%	11/24/23	CAD	1,116	790
	Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	6,865	4,463
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	2,618	1,723
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	892	726
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	887	435
	Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	441	333
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,016	703
	Canadian Utilities Ltd.	4.851%	6/3/52	CAD	1,380	940
	Canadian Western Bank	2.597%	9/6/24	CAD	2,029	1,414
	Canadian Western Bank	2.606%	1/30/25	CAD	3,367	2,319
	Canadian Western Bank	3.859%	4/21/25	CAD	2,200	1,552
	Canadian Western Bank	1.926%	4/16/26	CAD	1,860	1,212
	Canadian Western Bank	5.146%	9/2/27	CAD	1,500	1,081
	Canadian Western Bank	1.818%	12/16/27	CAD	1,496	919
	Capital City Link General Partnership	4.386%	3/31/46	CAD	329	213
	Capital Power Corp.	4.284%	9/18/24	CAD	1,269	912
	Capital Power Corp.	4.986%	1/23/26	CAD	854	617
	Capital Power Corp.	4.424%	2/8/30	CAD	1,069	731
	Capital Power Corp.	3.147%	10/1/32	CAD	1,434	841
	CCL Industries Inc.	3.864%	4/13/28	CAD	825	564
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	3,125	2,175
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	4,349	2,972
	Central 1 Credit Union	2.584%	12/6/23	CAD	2,971	2,112
	Central 1 Credit Union	2.391%	6/30/31	CAD	1,496	965
	CGI Inc.	2.100%	9/18/28	CAD	6,361	3,948
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	509	356
	Choice Properties REIT	3.556%	9/9/24	CAD	2,046	1,449
	Choice Properties REIT	3.546%	1/10/25	CAD	4,082	2,868
	Choice Properties REIT	2.848%	5/21/27	CAD	3,551	2,319
	Choice Properties REIT	4.178%	3/8/28	CAD	2,550	1,742
	Choice Properties REIT	3.532%	6/11/29	CAD	3,623	2,340
	Choice Properties REIT	2.981%	3/4/30	CAD	1,496	917
	Choice Properties REIT	6.003%	6/24/32	CAD	900	663
	CI Financial Corp.	3.215%	7/22/24	CAD	1,488	1,046
	CI Financial Corp.	3.759%	5/26/25	CAD	1,529	1,061
	CI Financial Corp.	3.904%	9/27/27	CAD	839	554
	Clover LP	4.216%	3/31/34	CAD	922	645
	Clover LP	4.216%	6/30/34	CAD	878	617
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,796	1,073
	Concordia University	6.550%	9/2/42	CAD	1,529	1,333
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	835	514
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	2,101	1,442
	Crombie REIT	3.677%	8/26/26	CAD	1,529	1,038
	Crombie REIT	3.917%	6/21/27	CAD	917	621
	Crombie REIT	2.686%	3/31/28	CAD	892	558
	Crombie REIT	3.211%	10/9/30	CAD	481	288
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,552	992
	CSS FSCC Partnership	6.915%	7/31/42	CAD	19	16
13

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CT REIT	3.527%	6/9/25	CAD	2,346	1,632
CT REIT	3.469%	6/16/27	CAD	678	453
CT REIT	3.029%	2/5/29	CAD	700	440
CT REIT	2.371%	1/6/31	CAD	1,019	575
CU Inc.	4.543%	10/24/41	CAD	1,019	686
CU Inc.	3.805%	9/10/42	CAD	3,591	2,175
CU Inc.	4.722%	9/9/43	CAD	3,529	2,423
CU Inc.	4.085%	9/2/44	CAD	4,055	2,534
CU Inc.	3.964%	7/27/45	CAD	1,529	936
CU Inc.	3.763%	11/19/46	CAD	765	451
CU Inc.	3.548%	11/22/47	CAD	1,267	716
CU Inc.	3.950%	11/23/48	CAD	493	300
CU Inc.	2.963%	9/7/49	CAD	2,296	1,160
CU Inc.	3.174%	9/5/51	CAD	823	424
CU Inc.	4.558%	11/7/53	CAD	300	199
CU Inc.	4.211%	10/29/55	CAD	7,654	4,741
CU Inc.	4.593%	10/24/61	CAD	330	216
Dollarama Inc.	3.550%	11/6/23	CAD	2,268	1,640
Dollarama Inc.	1.871%	7/8/26	CAD	1,496	979
Dollarama Inc.	1.505%	9/20/27	CAD	1,019	632
Dollarama Inc.	2.443%	7/9/29	CAD	2,189	1,357
Dream Industrial REIT	1.662%	12/22/25	CAD	1,496	967
Dream Industrial REIT	2.539%	12/7/26	CAD	900	583
Dream Industrial REIT	2.057%	6/17/27	CAD	2,095	1,311
Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	601	461
Enbridge Gas Inc.	3.150%	8/22/24	CAD	3,288	2,343
Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,652	1,162
Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,047	720
Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,016	689
Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,550	1,652
Enbridge Gas Inc.	2.350%	9/15/31	CAD	3,000	1,797
Enbridge Gas Inc.	4.150%	8/17/32	CAD	2,200	1,515
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,759	1,229
Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,153	1,364
Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,916	1,177
Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,529	903
Enbridge Gas Inc.	3.590%	11/22/47	CAD	917	519
Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,391	1,333
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,529	768
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,172	1,235
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,377	973
Enbridge Gas Inc.	3.200%	9/15/51	CAD	1,871	966
Enbridge Gas Inc.	4.550%	8/17/52	CAD	1,200	793
Enbridge Inc.	3.950%	11/19/24	CAD	1,521	1,087
Enbridge Inc.	2.440%	6/2/25	CAD	1,496	1,023
Enbridge Inc.	3.200%	6/8/27	CAD	7,547	5,063
Enbridge Inc.	2.990%	10/3/29	CAD	3,666	2,309
Enbridge Inc.	3.100%	9/21/33	CAD	4,490	2,602
Enbridge Inc.	4.240%	8/27/42	CAD	2,322	1,319
Enbridge Inc.	4.570%	3/11/44	CAD	3,107	1,834
Enbridge Inc.	4.870%	11/21/44	CAD	2,142	1,316
Enbridge Inc.	4.100%	9/21/51	CAD	1,497	795
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,669	1,867
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,800	1,223
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	2,369	1,580
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,093	1,264
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	508	304
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,856	1,696
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,548	1,410
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,079	1,175
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,651	906
Energir Inc.	2.100%	4/16/27	CAD	737	484
Energir Inc.	3.530%	5/16/47	CAD	1,085	621
Energir LP	3.040%	2/9/32	CAD	2,516	1,602
ENMAX Corp.	3.836%	6/5/28	CAD	946	639
ENMAX Corp.	3.876%	10/18/29	CAD	2,443	1,616
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,522	1,030
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,571	2,034
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	465	283
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	1,272	661
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	961	477
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	747	398
EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,000	1,375
Equitable Bank	1.983%	5/9/24	CAD	2,960	2,049
Equitable Bank	1.939%	3/10/25	CAD	1,496	1,001
Equitable Bank	1.876%	11/26/25	CAD	1,019	663
Fair Hydro Trust	3.357%	5/15/35	CAD	3,609	2,390
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	2,071	1,490
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,550	1,788
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,157	1,465
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,195	790
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	3,172	1,969
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	908	639
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	6,580	4,585
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	21,713	19,685
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	2,325	1,497
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	1,100	707
Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	3,900	2,759
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	2,805	1,910
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	4,341	2,777
Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	3,900	2,744
First Capital REIT	4.790%	8/30/24	CAD	2,529	1,806
First Capital REIT	4.323%	7/31/25	CAD	5,102	3,544
First Capital REIT	3.753%	7/12/27	CAD	1,553	1,013
First National Financial Corp.	2.961%	11/17/25	CAD	509	340
Fortis Inc.	2.180%	5/15/28	CAD	3,068	1,951
Fortis Inc.	4.431%	5/31/29	CAD	3,100	2,195
FortisAlberta Inc.	6.220%	10/31/34	CAD	52	41
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,136	1,237
FortisAlberta Inc.	3.734%	9/18/48	CAD	100	58
FortisAlberta Inc.	2.632%	6/8/51	CAD	748	345
FortisBC Energy Inc.	6.500%	5/1/34	CAD	5,102	4,164
FortisBC Energy Inc.	6.050%	2/15/38	CAD	5,102	4,079
FortisBC Inc.	4.000%	10/28/44	CAD	1,071	647
Gibson Energy Inc.	2.450%	7/14/25	CAD	917	622
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,321	863
Gibson Energy Inc.	3.600%	9/17/29	CAD	1,892	1,223
Granite REIT Holdings LP	3.873%	11/30/23	CAD	1,612	1,161
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,949	1,285
Granite REIT Holdings LP	2.194%	8/30/28	CAD	1,496	912
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,028	1,158
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,156	1,980
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,609	3,035
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	976	580
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	3,889	2,089
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	1,581	1,183
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,550	1,736
Greater Toronto Airports Authority	3.150%	10/5/51	CAD	1,100	581
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	400	360
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	4,864	2,961
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,015	822
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	5,612	4,340
H&R REIT	3.369%	1/30/24	CAD	766	544
H&R REIT	4.071%	6/16/25	CAD	1,100	768
H&R REIT	2.906%	6/2/26	CAD	2,550	1,684
H&R REIT	2.633%	2/19/27	CAD	148	95
Halifax International Airport Authority	5.503%	7/19/41	CAD	152	112
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	1,484	1,045
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,189	1,537
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,885	1,218
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,494	960
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,328	1,430
Hospital for Sick Children	5.217%	12/16/49	CAD	550	429
Hospital for Sick Children	3.416%	12/7/57	CAD	1,346	760
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,897	2,127
HSBC Bank Canada	3.403%	3/24/25	CAD	4,092	2,881
HSBC Bank Canada	1.782%	5/20/26	CAD	5,791	3,781
HSBC Bank Canada	0.010%	9/14/26	EUR	18,700	16,450
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	9,411
Hydro One Inc.	2.540%	4/5/24	CAD	1,041	740
Hydro One Inc.	2.970%	6/26/25	CAD	183	128
Hydro One Inc.	2.770%	2/24/26	CAD	5,000	3,458
Hydro One Inc.	3.020%	4/5/29	CAD	1,939	1,301
Hydro One Inc.	7.350%	6/3/30	CAD	1,019	856
Hydro One Inc.	1.690%	1/16/31	CAD	3,000	1,754
Hydro One Inc.	2.230%	9/17/31	CAD	3,246	1,950
Hydro One Inc.	6.930%	6/1/32	CAD	578	484
Hydro One Inc.	5.360%	5/20/36	CAD	509	379
Hydro One Inc.	4.890%	3/13/37	CAD	2,550	1,810
Hydro One Inc.	5.490%	7/16/40	CAD	1,798	1,366
Hydro One Inc.	4.390%	9/26/41	CAD	2,610	1,735
Hydro One Inc.	4.590%	10/9/43	CAD	2,805	1,895
Hydro One Inc.	3.910%	2/23/46	CAD	1,633	993
Hydro One Inc.	5.000%	10/19/46	CAD	1,019	731
Hydro One Inc.	3.720%	11/18/47	CAD	1,734	1,017
Hydro One Inc.	3.630%	6/25/49	CAD	4,653	2,702
Hydro One Inc.	2.710%	2/28/50	CAD	1,713	817
Hydro One Inc.	3.640%	4/5/50	CAD	498	290
Hydro One Inc.	3.100%	9/15/51	CAD	2,170	1,115
Hydro One Inc.	4.000%	12/22/51	CAD	1,023	631
Hydro One Inc.	3.790%	7/31/62	CAD	1,019	571
Hydro One Ltd.	1.410%	10/15/27	CAD	5,859	3,684
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,071	649
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	1,996	1,288
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	1,674	1,103
iA Financial Corp Inc.	3.187%	2/25/32	CAD	1,700	1,129
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,529	1,020
IGM Financial Inc.	3.440%	1/26/27	CAD	1,986	1,355
IGM Financial Inc.	4.560%	1/25/47	CAD	459	291
IGM Financial Inc.	4.115%	12/9/47	CAD	3,104	1,828
IGM Financial Inc.	4.174%	7/13/48	CAD	500	297
IGM Financial Inc.	4.206%	3/21/50	CAD	713	427
Independent Order of Foresters	2.885%	10/15/35	CAD	483	286
InPower BC General Partnership	4.471%	3/31/33	CAD	2,172	1,533
Intact Financial Corp.	1.207%	5/21/24	CAD	1,041	720
Intact Financial Corp.	3.770%	3/2/26	CAD	1,211	849
Intact Financial Corp.	2.850%	6/7/27	CAD	1,179	787
Intact Financial Corp.	2.179%	5/18/28	CAD	1,800	1,139
Intact Financial Corp.	1.928%	12/16/30	CAD	3,776	2,179
Intact Financial Corp.	6.400%	11/23/39	CAD	70	56
Intact Financial Corp.	5.160%	6/16/42	CAD	1,520	1,063
Intact Financial Corp.	2.954%	12/16/50	CAD	1,254	596
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	68	52
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	1,390	980
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	844	587
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,675	1,129
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,286	2,266
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,818	1,756
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,060	1,470
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,792	992
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	847	487
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	1,488	1,039
Keyera Corp.	3.934%	6/21/28	CAD	1,123	757
Keyera Corp.	3.959%	5/29/30	CAD	1,622	1,054
Keyera Corp.	5.022%	3/28/32	CAD	1,488	1,012
Kingston Solar LP	3.571%	7/31/35	CAD	21	15
Laurentian Bank of Canada	1.950%	3/17/25	CAD	3,800	2,563
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,782	2,699
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	2,833	1,709
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	600	429
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,272	936
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	2,000	1,399
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	946	679
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	1,459	903
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,443	1,786
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	420	300
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	900	571
16

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Manulife Bank of Canada	2.378%	11/19/24	CAD	1,471	1,021
	Manulife Bank of Canada	1.504%	6/25/25	CAD	1,900	1,269
	Manulife Bank of Canada	1.337%	2/26/26	CAD	2,471	1,604
	Manulife Bank of Canada	1.536%	9/14/26	CAD	1,496	959
	Manulife Bank of Canada	2.864%	2/16/27	CAD	2,418	1,616
	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,933	1,289
	Manulife Financial Corp.	3.049%	8/20/29	CAD	2,550	1,787
	Manulife Financial Corp.	2.237%	5/12/30	CAD	6,853	4,620
	Manulife Financial Corp.	2.818%	5/13/35	CAD	5,204	3,135
	McGill University	6.150%	9/22/42	CAD	44	37
	McGill University	3.975%	1/29/56	CAD	112	70
	McGill University Health Centre	5.360%	12/31/43	CAD	288	226
	Metro Inc.	3.390%	12/6/27	CAD	5,414	3,689
	Metro Inc.	5.970%	10/15/35	CAD	2,575	1,926
	Metro Inc.	4.270%	12/4/47	CAD	1,334	795
	Metro Inc.	3.413%	2/28/50	CAD	1,224	616
	Mountain View Partners GP	3.974%	3/31/51	CAD	85	50
	National Bank of Canada	0.375%	1/15/24	EUR	2,543	2,442
	National Bank of Canada	2.983%	3/4/24	CAD	4,255	3,034
	National Bank of Canada	2.545%	7/12/24	CAD	4,669	3,282
	National Bank of Canada	2.580%	2/3/25	CAD	3,418	2,369
	National Bank of Canada	0.750%	3/13/25	EUR	4,539	4,261
	National Bank of Canada	1.534%	6/15/26	CAD	2,971	1,923
	National Bank of Canada	2.237%	11/4/26	CAD	3,367	2,206
	National Bank of Canada	5.426%	8/16/32	CAD	4,200	3,006
	NAV Canada	0.555%	2/9/24	CAD	1,057	737
	NAV Canada	2.063%	5/29/30	CAD	2,994	1,845
	NAV Canada	3.534%	2/23/46	CAD	509	300
	NAV Canada	3.293%	3/30/48	CAD	3,572	1,980
	NAV Canada	2.924%	9/29/51	CAD	577	291
	Nissan Canada Inc.	1.626%	3/18/24	CAD	2,919	2,012
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,379	2,848
	North Battleford Power LP	4.958%	12/31/32	CAD	1,702	1,236
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	946	674
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	2,618	1,811
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	2,095	1,368
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,870	2,594
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,524	1,776
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,201	2,591
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,805	1,875
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,593	1,611
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	1,529	1,047
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,144	734
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,950	1,115
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,522	1,509
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,244	1,250
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	854	547
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,769	1,142
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	730	449
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,174	712
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,832	1,761
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	299	184
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	2,193	1,611
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,687	1,074
	Nova Scotia Power Inc.	3.612%	5/1/45	CAD	600	331
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,921	1,028
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	946	478
	OMERS Realty Corp.	2.858%	2/23/24	CAD	2,529	1,803
	OMERS Realty Corp.	3.328%	11/12/24	CAD	854	606
	OMERS Realty Corp.	3.331%	6/5/25	CAD	1,627	1,145
	OMERS Realty Corp.	3.244%	10/4/27	CAD	2,188	1,430
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,296	1,537
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,200	777
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	3,195	2,198
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	4,082	2,674
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	3,061	2,013
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	3,061	1,788
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	800	496
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	923	512
17

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,457	704
Original Wempi Inc.	4.056%	2/13/24	CAD	1,384	983
Original Wempi Inc.	4.309%	2/13/24	CAD	793	559
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	856	542
Pembina Pipeline Corp.	2.990%	1/22/24	CAD	4,060	2,893
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,470	1,709
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,525	1,067
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,046	716
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	1,529	1,007
Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,776	2,402
Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,600	1,614
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,525	915
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,830	1,701
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,723	1,013
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,314	1,354
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	2,856	1,614
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,523	876
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	1,994	1,107
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,138	819
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	3,344	2,644
Power Corp. of Canada	4.455%	7/27/48	CAD	1,496	942
Power Financial Corp.	6.900%	3/11/33	CAD	639	514
Primaris REIT	4.727%	3/30/27	CAD	900	618
Reliance LP	3.750%	3/15/26	CAD	949	653
Reliance LP	2.680%	12/1/27	CAD	3,443	2,183
Reliance LP	2.670%	8/1/28	CAD	1,496	927
RioCan REIT	3.287%	2/12/24	CAD	1,488	1,056
RioCan REIT	2.576%	2/12/25	CAD	2,193	1,496
RioCan REIT	1.974%	6/15/26	CAD	1,529	978
RioCan REIT	2.361%	3/10/27	CAD	917	579
RioCan REIT	2.829%	11/8/28	CAD	2,424	1,490
RioCan REIT	4.628%	5/1/29	CAD	500	337
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,212	3,034
Rogers Communications Inc.	3.100%	4/15/25	CAD	2,139	1,487
Rogers Communications Inc.	3.650%	3/31/27	CAD	4,783	3,272
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,162	2,128
Rogers Communications Inc.	3.250%	5/1/29	CAD	4,024	2,595
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,262	2,827
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,553	1,180
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,150	2,255
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,652	1,240
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,720	2,385
Royal Bank of Canada	2.333%	12/5/23	CAD	4,248	3,033
Royal Bank of Canada	0.250%	1/29/24	EUR	5,635	5,402
Royal Bank of Canada	2.352%	7/2/24	CAD	7,004	4,917
Royal Bank of Canada	0.125%	7/23/24	EUR	1,545	1,439
Royal Bank of Canada	2.609%	11/1/24	CAD	7,727	5,399
Royal Bank of Canada	1.375%	12/9/24	GBP	1,445	1,530
Royal Bank of Canada	1.936%	5/1/25	CAD	6,276	4,261
Royal Bank of Canada	4.930%	7/16/25	CAD	2,900	2,132
Royal Bank of Canada	3.369%	9/29/25	CAD	13,950	9,742
Royal Bank of Canada	1.589%	5/4/26	CAD	4,490	2,922
Royal Bank of Canada	0.050%	6/19/26	EUR	8,728	7,736
Royal Bank of Canada	0.010%	1/21/27	EUR	7,631	6,629
Royal Bank of Canada	2.328%	1/28/27	CAD	9,062	5,931
Royal Bank of Canada	0.125%	4/26/27	EUR	15,000	12,988
Royal Bank of Canada	3.625%	6/14/27	GBP	5,000	5,215
Royal Bank of Canada	4.612%	7/26/27	CAD	8,600	6,161
Royal Bank of Canada	1.833%	7/31/28	CAD	4,658	2,857
Royal Bank of Canada	2.125%	4/26/29	EUR	9,600	8,331
Royal Bank of Canada	2.740%	7/25/29	CAD	5,102	3,562
Royal Bank of Canada	2.880%	12/23/29	CAD	4,918	3,399
Royal Bank of Canada	2.088%	6/30/30	CAD	3,572	2,383
Royal Bank of Canada	2.140%	11/3/31	CAD	4,415	2,807
Royal Bank of Canada	2.940%	5/3/32	CAD	3,860	2,500
Royal Bank of Canada	1.670%	1/28/33	CAD	3,367	2,002
Sagen MI Canada Inc.	4.242%	4/1/24	CAD	518	372
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	943	611
Saputo Inc.	2.876%	11/19/24	CAD	1,942	1,358
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Saputo Inc.	3.603%	8/14/25	CAD	3,627	2,543
Saputo Inc.	1.415%	6/19/26	CAD	1,019	652
Saputo Inc.	2.242%	6/16/27	CAD	1,990	1,282
Saputo Inc.	2.297%	6/22/28	CAD	600	377
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,013	1,502
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,330	1,635
Shaw Communications Inc.	4.350%	1/31/24	CAD	5,075	3,670
Shaw Communications Inc.	4.400%	11/2/28	CAD	1,066	739
Shaw Communications Inc.	3.300%	12/10/29	CAD	2,200	1,396
Shaw Communications Inc.	2.900%	12/9/30	CAD	2,637	1,585
Shaw Communications Inc.	6.750%	11/9/39	CAD	4,661	3,535
Shaw Communications Inc.	4.250%	12/9/49	CAD	1,786	950
SmartCentres REIT	3.444%	8/28/26	CAD	318	213
SmartCentres REIT	3.834%	12/21/27	CAD	2,550	1,694
SmartCentres REIT	2.307%	12/18/28	CAD	1,326	789
SmartCentres REIT	3.526%	12/20/29	CAD	3,316	2,071
SmartCentres REIT	3.648%	12/11/30	CAD	1,019	626
SSL Finance Inc.	4.099%	10/31/45	CAD	1,479	936
Stantec Inc.	2.048%	10/8/27	CAD	1,100	695
Summit Industrial Income REIT	2.150%	9/17/25	CAD	663	439
Summit Industrial Income REIT	1.820%	4/1/26	CAD	1,571	1,011
Summit Industrial Income REIT	2.440%	7/14/28	CAD	1,496	922
Sun Life Financial Inc.	2.380%	8/13/29	CAD	2,245	1,555
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,000	1,296
Sun Life Financial Inc.	2.580%	5/10/32	CAD	2,805	1,796
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,019	2,510
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,300	2,291
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,023	2,830
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,473	1,708
Suncor Energy Inc.	4.340%	9/13/46	CAD	741	434
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,952	1,045
TELUS Corp.	3.350%	4/1/24	CAD	5,430	3,891
TELUS Corp.	3.750%	1/17/25	CAD	2,274	1,617
TELUS Corp.	3.750%	3/10/26	CAD	3,518	2,467
TELUS Corp.	2.350%	1/27/28	CAD	3,061	1,953
TELUS Corp.	3.625%	3/1/28	CAD	4,899	3,326
TELUS Corp.	3.300%	5/2/29	CAD	3,863	2,525
TELUS Corp.	5.000%	9/13/29	CAD	2,200	1,582
TELUS Corp.	2.050%	10/7/30	CAD	1,496	861
TELUS Corp.	2.850%	11/13/31	CAD	1,600	956
TELUS Corp.	5.250%	11/15/32	CAD	4,000	2,867
TELUS Corp.	4.400%	4/1/43	CAD	1,490	881
TELUS Corp.	4.850%	4/5/44	CAD	4,720	2,939
TELUS Corp.	4.750%	1/17/45	CAD	1,403	864
TELUS Corp.	4.400%	1/29/46	CAD	1,909	1,112
TELUS Corp.	4.700%	3/6/48	CAD	2,307	1,398
TELUS Corp.	3.950%	2/16/50	CAD	3,260	1,724
TELUS Corp.	4.100%	4/5/51	CAD	2,028	1,104
TELUS Corp.	5.650%	9/13/52	CAD	2,400	1,677
Teranet Holdings LP	3.544%	6/11/25	CAD	3,999	2,791
Teranet Holdings LP	5.754%	12/17/40	CAD	1,732	1,178
Teranet Holdings LP	6.100%	6/17/41	CAD	298	209
Thomson Reuters Corp.	2.239%	5/14/25	CAD	8,628	5,905
THP Partnership	4.394%	10/31/46	CAD	101	68
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,119	778
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,805	1,912
Toronto Hydro Corp.	2.430%	12/11/29	CAD	3,061	1,967
Toronto Hydro Corp.	5.540%	5/21/40	CAD	148	115
Toronto Hydro Corp.	3.550%	7/28/45	CAD	846	497
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,603	1,496
Toronto Hydro Corp.	2.990%	12/10/49	CAD	340	176
Toronto Hydro Corp.	3.270%	10/18/51	CAD	897	489
Toronto-Dominion Bank	0.000%	2/9/24	EUR	12,023	11,479
Toronto-Dominion Bank	2.850%	3/8/24	CAD	13,520	9,627
Toronto-Dominion Bank	0.500%	4/3/24	EUR	6,633	6,344
Toronto-Dominion Bank	2.050%	7/10/24	AUD	1,370	833
Toronto-Dominion Bank	3.226%	7/24/24	CAD	6,377	4,551
Toronto-Dominion Bank	2.496%	12/2/24	CAD	7,872	5,476
Toronto-Dominion Bank	1.943%	3/13/25	CAD	3,980	2,712
19

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	7,182	6,681
	Toronto-Dominion Bank	2.667%	9/9/25	CAD	11,731	8,038
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,307	3,446
	Toronto-Dominion Bank	4.344%	1/27/26	CAD	3,800	2,712
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,580	3,646
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	3,700	3,139
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	2,800	2,837
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	11,904	8,390
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	10,219	8,775
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	12,143	7,557
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	3,999	2,453
	Toronto-Dominion Bank	3.224%	7/25/29	CAD	5,370	3,780
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,600	18,933
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	8,456	5,822
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,140	2,239
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	5,500	3,613
	Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	1,408	968
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	5,016	3,488
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,542	1,742
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,200	1,513
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	1,408	912
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	2,578	1,801
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	7,230	4,996
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,125	2,086
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,303	1,752
	TransCanada PipeLines Ltd.	5.650%	6/20/29	CAD	400	295
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,425	2,179
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	3,401	2,072
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	3,995	2,878
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	66	58
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,571	2,149
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,059	1,747
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	2,996	1,695
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,896	2,144
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	3,585	2,013
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,300	930
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	315	189
	University of Ottawa	2.635%	2/13/60	CAD	1,869	830
	University of Toronto	5.841%	12/15/43	CAD	96	78
	University of Toronto	4.251%	12/7/51	CAD	1,275	839
	University of Western Ontario	4.798%	5/24/47	CAD	137	98
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,654	6,166
	Vancouver Airport Authority	3.857%	11/10/45	CAD	279	172
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,074	542
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,222	603
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	3,400	2,413
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	862	604
	Westcoast Energy Inc.	6.750%	12/15/27	CAD	700	539
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,129	715
	WSP Global Inc.	2.408%	4/19/28	CAD	1,821	1,157
	York University	6.480%	3/7/42	CAD	879	759
						1,379,340
China (0.0%)
	Bank of China Ltd.	0.000%	4/28/24	EUR	2,400	2,261
	China Construction Bank Europe SA	0.000%	6/28/24	EUR	269	252
	Industrial & Commercial Bank of China Ltd.	0.125%	10/28/24	EUR	1,761	1,635
	Prosus NV	1.539%	8/3/28	EUR	704	516
[3]	Prosus NV	1.288%	7/13/29	EUR	2,616	1,780
	Prosus NV	2.031%	8/3/32	EUR	4,985	3,071
[3]	Prosus NV	1.985%	7/13/33	EUR	2,214	1,309
	Prosus NV	2.778%	1/19/34	EUR	3,900	2,493
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,128	1,024
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,541	3,299
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	14,145	12,310
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,485	2,877
						32,827
20

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Czech Republic (0.0%)
CEZ A/S	4.875%	4/16/25	EUR	6,409	6,481
CEZ A/S	3.000%	6/5/28	EUR	6,359	5,618
CPI Property Group SA	1.625%	4/23/27	EUR	3,906	2,588
CPI Property Group SA	2.750%	1/22/28	GBP	3,007	2,314
CPI Property Group SA	1.500%	1/27/31	EUR	3,419	1,922
EP Infrastructure A/S	1.659%	4/26/24	EUR	386	326
EP Infrastructure A/S	1.698%	7/30/26	EUR	414	308
EP Infrastructure A/S	2.045%	10/9/28	EUR	2,187	1,419
EP Infrastructure A/S	1.816%	3/2/31	EUR	2,060	1,235
					22,211
Denmark (0.4%)
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	15,275	14,188
AP Moller - Maersk A/S	0.750%	11/25/31	EUR	2,214	1,612
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	8,728	8,517
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	7,087	5,795
Carlsberg Breweries A/S	0.625%	3/9/30	EUR	5,895	4,624
Clearstream Banking AG	0.000%	12/1/25	EUR	2,100	1,893
Danfoss Finance I BV	0.125%	4/28/26	EUR	4,831	4,207
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,000	1,592
Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,765	1,652
Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	9,300	7,760
Danske Bank A/S	0.625%	5/26/25	EUR	2,214	2,030
Danske Bank A/S	0.500%	8/27/25	EUR	6,600	6,065
Danske Bank A/S	0.750%	11/22/27	EUR	7,631	6,749
Danske Bank A/S	2.250%	1/14/28	GBP	6,285	5,992
Danske Bank A/S	0.750%	6/9/29	EUR	10,224	7,955
Danske Bank A/S	1.375%	2/12/30	EUR	4,364	3,873
DSV Panalpina Finance BV	0.875%	9/17/36	EUR	3,724	2,326
Eurogrid GmbH	0.741%	4/21/33	EUR	4,600	3,309
ISS Global A/S	2.125%	12/2/24	EUR	300	289
ISS Global A/S	0.875%	6/18/26	EUR	100	87
ISS Global A/S	1.500%	8/31/27	EUR	10,329	8,837
Jyske Bank A/S	2.250%	4/5/29	EUR	5,690	5,352
Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,541	3,295
Jyske Realkredit A/S	0.500%	10/1/26	EUR	11,370	10,217
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	186,000	22,633
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	167	22
Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	7,145	6,758
Novo Nordisk Finance Netherlands BV	0.125%	6/4/28	EUR	3,000	2,504
Nykredit Realkredit A/S	2.000%	1/1/25	DKK	172,863	22,441
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	5,053	4,587
Nykredit Realkredit A/S	2.000%	1/1/26	DKK	139,500	17,835
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	119,419	14,615
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	149,698	18,068
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	21,996	17,258
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	17,953	1,981
Orsted A/S	1.500%	11/26/29	EUR	14,971	12,889
Orsted A/S	3.250%	9/13/31	EUR	2,900	2,755
Orsted A/S	4.875%	1/12/32	GBP	5,761	6,352
Orsted A/S	2.500%	5/16/33	GBP	2,150	1,910
Orsted A/S	5.750%	4/9/40	GBP	498	579
Orsted A/S	6.250%	6/26/13	EUR	535	528
Orsted A/S	1.750%	12/9/19	EUR	2,000	1,628
Orsted A/S	2.500%	2/18/21	GBP	200	142
Vestas Wind Systems Finance BV	2.000%	6/15/34	EUR	1,900	1,515
					275,216
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	11,064	9,547
Finland (0.2%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	4,551
Elenia Verkko OYJ	0.375%	2/6/27	EUR	5,087	4,250
Fortum OYJ	1.625%	2/27/26	EUR	600	539
Fortum OYJ	2.125%	2/27/29	EUR	900	753
Kojamo OYJ	1.875%	5/27/27	EUR	2,609	2,121
Kojamo OYJ	0.875%	5/28/29	EUR	3,438	2,313
Nordea Bank Abp	1.125%	2/12/25	EUR	100	95
21

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nordea Bank Abp	0.550%	6/23/25	CHF	6,525	6,304
Nordea Bank Abp	1.125%	2/16/27	EUR	11,300	9,962
Nordea Bank Abp	0.500%	5/14/27	EUR	5,087	4,395
Nordea Bank Abp	0.500%	11/2/28	EUR	12,938	10,332
Nordea Bank Abp	2.500%	5/23/29	EUR	4,600	4,113
Nordea Bank Abp	2.875%	8/24/32	EUR	7,000	6,219
Nordea Bank Abp	1.625%	12/9/32	GBP	1,509	1,330
Nordea Kiinnitysluottopankki OYJ	0.250%	11/21/23	EUR	2,543	2,452
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	12,189	11,033
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,820	10,584
OP Corporate Bank plc	0.375%	2/26/24	EUR	3,431	3,263
OP Corporate Bank plc	0.375%	6/19/24	EUR	4,090	3,819
OP Corporate Bank plc	0.125%	7/1/24	EUR	7,448	6,961
OP Corporate Bank plc	1.000%	5/22/25	EUR	5,087	4,718
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,682	1,525
OP Corporate Bank plc	0.600%	1/18/27	EUR	11,271	9,534
OP Corporate Bank plc	0.100%	11/16/27	EUR	3,019	2,474
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,818	11,454
OP Mortgage Bank	0.250%	3/13/24	EUR	15,362	14,687
OP Mortgage Bank	1.000%	11/28/24	EUR	3,541	3,372
OP Mortgage Bank	0.010%	11/19/26	EUR	5,087	4,472
OP Mortgage Bank	0.625%	2/15/29	EUR	5,087	4,345
OP Mortgage Bank	0.010%	11/19/30	EUR	15,362	11,890
Sampo OYJ	3.375%	5/23/49	EUR	10,464	8,804
Sampo OYJ	2.500%	9/3/52	EUR	8,627	6,174
SATO OYJ	1.375%	2/24/28	EUR	2,600	1,859
Stora Enso OYJ	2.500%	6/7/27	EUR	2,269	2,110
Stora Enso OYJ	2.500%	3/21/28	EUR	2,294	2,110
					184,917
France (3.1%)
Aeroports de Paris	3.125%	6/11/24	EUR	2,500	2,476
Aeroports de Paris	1.500%	4/7/25	EUR	2,000	1,888
Aeroports de Paris	2.125%	10/2/26	EUR	6,100	5,727
Aeroports de Paris	1.000%	1/5/29	EUR	13,600	11,366
Aeroports de Paris	2.750%	4/2/30	EUR	5,700	5,142
Aeroports de Paris	1.500%	7/2/32	EUR	3,400	2,643
Aeroports de Paris	1.125%	6/18/34	EUR	1,500	1,037
Aeroports de Paris	2.125%	10/11/38	EUR	3,700	2,615
Air Liquide Finance SA	1.000%	4/2/25	EUR	5,000	4,704
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,644
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	91
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	442
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,300	6,286
Air Liquide SA	2.375%	9/6/23	EUR	1,100	1,084
Airbus Finance BV	2.375%	4/2/24	EUR	4,703	4,627
Airbus Finance BV	2.125%	10/29/29	EUR	353	318
Airbus Finance BV	1.375%	5/13/31	EUR	7,504	6,095
Airbus SE	1.625%	4/7/25	EUR	704	668
Airbus SE	1.375%	6/9/26	EUR	6,706	6,222
Airbus SE	1.625%	6/9/30	EUR	4,200	3,601
Airbus SE	2.375%	4/7/32	EUR	7,014	6,188
Airbus SE	2.375%	6/9/40	EUR	4,513	3,374
ALD SA	1.250%	3/2/26	EUR	2,500	2,204
ALD SA	4.000%	7/5/27	EUR	4,600	4,358
Alstom SA	0.250%	10/14/26	EUR	6,900	5,965
Alstom SA	0.000%	1/11/29	EUR	3,900	2,970
Altarea SCA	2.250%	7/5/24	EUR	5,000	4,663
APRR SA	1.500%	1/15/24	EUR	300	290
APRR SA	1.875%	1/15/25	EUR	1,100	1,055
APRR SA	1.125%	1/9/26	EUR	5,400	5,001
APRR SA	1.250%	1/6/27	EUR	5,400	4,888
APRR SA	1.250%	1/14/27	EUR	7,700	6,963
APRR SA	1.250%	1/18/28	EUR	700	619
APRR SA	1.500%	1/25/30	EUR	400	343
APRR SA	1.875%	1/6/31	EUR	100	87
APRR SA	1.625%	1/13/32	EUR	4,700	3,876
APRR SA	1.500%	1/17/33	EUR	200	161
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	500	479
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	75	67
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,171
Arkema SA	1.500%	1/20/25	EUR	200	188
Arkema SA	1.500%	4/20/27	EUR	11,900	10,588
Arkema SA	1.500%	Perpetual	EUR	1,100	910
Arkema SA	2.750%	Perpetual	EUR	1,500	1,362
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	1,700	1,684
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	2,600	2,563
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	800	736
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,400	4,928
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	300	273
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,000	5,332
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	4,000	3,397
AXA Bank Europe SCF	0.500%	4/18/25	EUR	14,300	13,335
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,900	6,526
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	3,991
AXA SA	1.375%	10/7/41	EUR	3,724	2,616
AXA SA	1.875%	7/10/42	EUR	6,900	4,878
AXA SA	3.375%	7/6/47	EUR	10,943	9,878
AXA SA	3.875%	5/20/49	EUR	8,424	7,908
AXA SA	3.250%	5/28/49	EUR	9,504	8,132
AXA SA	6.686%	7/29/49	GBP	2,287	2,538
AXA SA	3.941%	11/29/49	EUR	5,659	5,439
AXA SA	5.453%	11/29/49	GBP	3,074	3,317
AXA SA	5.625%	1/16/54	GBP	5,612	5,699
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	4,200	4,136
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	1,500	1,669
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	5,000	4,885
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	9,629	9,410
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	800,000	5,357
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	100,000	668
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,300	4,594
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	22,900	21,492
Banque Federative du Credit Mutuel SA	0.010%	3/7/25	EUR	24,600	22,374
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	2,600	2,383
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,404
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	400	370
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,400	14,321
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	19,000	16,469
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	8,600	7,644
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	7,369
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	99
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,504
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	600	548
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	3,700	3,077
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,300	1,971
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	900	819
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	2,500	2,192
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	16,800	13,707
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	7,600	5,935
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	2,800	2,605
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	21,300	16,809
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,074
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,000	760
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	8,612
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	8,800	6,379
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	700	655
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,561	2,435
BNP Paribas SA	1.125%	11/22/23	EUR	300	290
BNP Paribas SA	2.375%	5/20/24	EUR	4,355	4,251
BNP Paribas SA	1.000%	6/27/24	EUR	2,543	2,411
BNP Paribas SA	2.375%	2/17/25	EUR	2,543	2,427
BNP Paribas SA	1.250%	3/19/25	EUR	5,087	4,748
BNP Paribas SA	0.500%	7/15/25	EUR	9,400	8,745
BNP Paribas SA	1.500%	11/17/25	EUR	10,449	9,618
BNP Paribas SA	3.375%	1/23/26	GBP	1,381	1,464
BNP Paribas SA	1.125%	6/11/26	EUR	9,303	8,267
BNP Paribas SA	2.875%	10/1/26	EUR	2,434	2,275
BNP Paribas SA	2.125%	1/23/27	EUR	14,800	13,572
BNP Paribas SA	0.250%	4/13/27	EUR	12,000	10,260
23

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNP Paribas SA	0.375%	10/14/27	EUR	9,300	7,850
	BNP Paribas SA	1.875%	12/14/27	GBP	3,000	2,797
	BNP Paribas SA	0.500%	2/19/28	EUR	13,800	11,440
	BNP Paribas SA	0.500%	5/30/28	EUR	14,000	11,538
	BNP Paribas SA	2.750%	7/25/28	EUR	10,000	9,060
	BNP Paribas SA	0.500%	9/1/28	EUR	4,400	3,563
	BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,087
	BNP Paribas SA	1.375%	5/28/29	EUR	12,100	9,731
	BNP Paribas SA	2.538%	7/13/29	CAD	2,109	1,278
	BNP Paribas SA	0.500%	1/19/30	EUR	7,600	5,798
	BNP Paribas SA	0.875%	7/11/30	EUR	4,600	3,538
	BNP Paribas SA	2.375%	11/20/30	EUR	5,000	4,534
	BNP Paribas SA	1.625%	7/2/31	EUR	2,800	2,084
	BNP Paribas SA	1.250%	7/13/31	GBP	3,000	2,363
	BNP Paribas SA	2.000%	9/13/36	GBP	1,900	1,372
	Bouygues SA	5.500%	10/6/26	GBP	3,050	3,494
	Bouygues SA	1.375%	6/7/27	EUR	7,500	6,728
	Bouygues SA	1.125%	7/24/28	EUR	2,500	2,156
	Bouygues SA	2.250%	6/29/29	EUR	5,600	4,966
	Bouygues SA	3.250%	6/30/37	EUR	4,500	3,700
	BPCE SA	0.875%	1/31/24	EUR	7,300	6,979
	BPCE SA	1.000%	7/15/24	EUR	4,300	4,087
	BPCE SA	3.000%	7/19/24	EUR	4,300	4,221
	BPCE SA	0.625%	9/26/24	EUR	12,500	11,626
	BPCE SA	1.000%	4/1/25	EUR	7,600	7,013
	BPCE SA	0.625%	4/28/25	EUR	6,700	6,158
	BPCE SA	0.250%	1/15/26	EUR	5,400	4,806
	BPCE SA	1.375%	12/23/26	GBP	3,500	3,377
	BPCE SA	0.010%	1/14/27	EUR	2,300	1,947
	BPCE SA	0.500%	2/24/27	EUR	4,600	3,884
	BPCE SA	1.750%	4/26/27	EUR	10,000	9,050
	BPCE SA	0.500%	9/15/27	EUR	5,000	4,239
	BPCE SA	2.750%	11/30/27	EUR	2,600	2,567
	BPCE SA	0.500%	1/14/28	EUR	6,500	5,425
	BPCE SA	1.625%	1/31/28	EUR	3,700	3,174
	BPCE SA	4.500%	4/26/28	AUD	4,500	2,560
	BPCE SA	5.250%	4/16/29	GBP	1,500	1,547
	BPCE SA	0.625%	1/15/30	EUR	7,100	5,532
	BPCE SA	0.250%	1/14/31	EUR	19,900	14,394
	BPCE SA	1.000%	1/14/32	EUR	7,500	5,413
	BPCE SFH SA	2.375%	11/29/23	EUR	2,500	2,464
	BPCE SFH SA	0.375%	2/21/24	EUR	6,400	6,140
	BPCE SFH SA	1.750%	6/27/24	EUR	10,200	9,913
	BPCE SFH SA	1.000%	2/24/25	EUR	6,800	6,439
	BPCE SFH SA	0.398%	4/24/25	EUR	10,200	9,491
	BPCE SFH SA	0.750%	9/2/25	EUR	5,000	4,657
	BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,205
	BPCE SFH SA	0.010%	11/10/27	EUR	33,100	28,177
	BPCE SFH SA	0.875%	4/13/28	EUR	6,000	5,293
	BPCE SFH SA	0.750%	2/23/29	EUR	23,000	19,724
	BPCE SFH SA	1.000%	6/8/29	EUR	2,200	1,907
	BPCE SFH SA	1.125%	4/12/30	EUR	13,800	11,848
	BPCE SFH SA	0.125%	12/3/30	EUR	20,500	15,986
	BPCE SFH SA	0.625%	5/29/31	EUR	8,900	7,121
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	5,000	4,683
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	5,944	5,942
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	573	561
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,220
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,700	8,567
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	4,800	3,658
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	3,200	2,797
	Capgemini SE	1.000%	10/18/24	EUR	100	95
	Capgemini SE	0.625%	6/23/25	EUR	2,000	1,845
	Capgemini SE	1.750%	4/18/28	EUR	7,800	7,047
	Capgemini SE	1.125%	6/23/30	EUR	3,000	2,458
	Capgemini SE	2.375%	4/15/32	EUR	5,700	4,915
	Carmila SA	2.125%	3/7/28	EUR	1,900	1,315
	Carmila SA	1.625%	4/1/29	EUR	900	583
	Carrefour SA	0.875%	6/12/23	EUR	100	97
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Carrefour SA	0.750%	4/26/24	EUR	4,593	4,351
Carrefour SA	1.250%	6/3/25	EUR	8,236	7,644
Carrefour SA	1.750%	5/4/26	EUR	500	461
Carrefour SA	2.625%	12/15/27	EUR	5,000	4,620
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	7,300	7,134
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	5,000	4,739
Cie de Financement Foncier SA	0.375%	12/11/24	EUR	900	845
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,400	3,208
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,964	13,199
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	46
Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,000	916
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,494
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,204	1,404
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	30,000	26,465
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	5,000	4,249
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,600	4,934
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	9,600	8,308
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,400	8,208
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	14,800	12,026
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,049	2,370
Cie de Saint-Gobain	1.000%	3/17/25	EUR	500	467
Cie de Saint-Gobain	1.375%	6/14/27	EUR	3,000	2,677
Cie de Saint-Gobain	2.375%	10/4/27	EUR	2,200	2,048
Cie de Saint-Gobain	1.875%	9/21/28	EUR	10,200	9,055
Cie de Saint-Gobain	1.875%	3/15/31	EUR	5,800	4,844
Cie de Saint-Gobain	2.625%	8/10/32	EUR	2,200	1,889
Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	3,800	3,539
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	93
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	6,300	5,175
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,600	2,178
CNP Assurances	4.500%	6/10/47	EUR	3,800	3,641
CNP Assurances	2.500%	6/30/51	EUR	3,100	2,418
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,400	6,774
Covivio	1.875%	5/20/26	EUR	200	184
Covivio	2.375%	2/20/28	EUR	100	87
Covivio	1.625%	6/23/30	EUR	2,200	1,707
Covivio Hotels SACA	1.875%	9/24/25	EUR	1,500	1,376
Covivio Hotels SACA	1.000%	7/27/29	EUR	2,800	2,055
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	2,800	2,130
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	5,000	3,501
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,200	1,109
Credit Agricole Assurances SA	4.500%	10/31/49	EUR	1,900	1,805
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	5,400	5,171
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	2,600	2,455
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,500	2,336
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,000	1,016
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	900	822
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	18,400	16,480
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	6,100	5,460
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	7,600	6,657
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,600	6,639
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	3,994
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	9,100	7,749
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	8,600	6,424
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,200	1,861
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	7,600	5,799
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	1,911
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	11,000	10,142
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	12,580	11,187
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,402	18,271
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,143
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	7,100	6,023
Credit Agricole SA	7.375%	12/18/23	GBP	500	584
Credit Agricole SA	2.375%	5/20/24	EUR	7,100	6,908
Credit Agricole SA	1.000%	9/16/24	EUR	1,000	952
Credit Agricole SA	3.125%	2/5/26	EUR	2,000	1,930
Credit Agricole SA	1.000%	4/22/26	EUR	11,700	10,726
Credit Agricole SA	1.875%	12/20/26	EUR	5,100	4,607
Credit Agricole SA	2.625%	3/17/27	EUR	10,329	9,453
25

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Agricole SA	1.375%	5/3/27	EUR	700	626
	Credit Agricole SA	0.375%	4/20/28	EUR	4,800	3,832
	Credit Agricole SA	1.750%	3/5/29	EUR	6,000	5,070
	Credit Agricole SA	2.000%	3/25/29	EUR	6,400	5,338
	Credit Agricole SA	1.000%	7/3/29	EUR	7,300	6,041
	Credit Agricole SA	0.500%	9/21/29	EUR	13,600	10,680
	Credit Agricole SA	1.625%	6/5/30	EUR	14,200	12,765
	Credit Agricole SA	0.875%	1/14/32	EUR	6,400	4,610
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	11,000	10,460
	Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	94
	Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,000	868
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,100	4,071
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	10,000	9,037
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,100	899
	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	92
	Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	2,000	1,726
	Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	3,000	3,016
	Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	5,000	4,762
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	5,000	4,859
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,000	940
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,295
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	484	446
	Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	16,000	14,290
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	30,700	27,249
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	9,200	7,664
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,800	2,441
	Danone SA	2.600%	6/28/23	EUR	2,800	2,764
	Danone SA	1.250%	5/30/24	EUR	200	192
	Danone SA	0.709%	11/3/24	EUR	3,700	3,498
	Danone SA	1.125%	1/14/25	EUR	5,000	4,734
	Danone SA	0.571%	3/17/27	EUR	5,000	4,418
	Danone SA	0.395%	6/10/29	EUR	9,300	7,545
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,201
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,035
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	31,750	30,607
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	8,800	8,435
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	12,700	11,939
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,500	1,639
[5]	Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,288
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,200	3,869
[5]	Dexia Credit Local SA	0.250%	12/10/26	GBP	5,000	4,834
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	4,250	3,823
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,300	4,497
	Edenred	1.375%	3/10/25	EUR	300	282
	Electricite de France SA	4.625%	9/11/24	EUR	9,750	9,829
	Electricite de France SA	0.300%	10/14/24	CHF	4,335	4,206
	Electricite de France SA	4.000%	11/12/25	EUR	5,950	5,928
	Electricite de France SA	1.000%	10/13/26	EUR	8,300	7,363
	Electricite de France SA	4.125%	3/25/27	EUR	4,600	4,556
	Electricite de France SA	4.625%	4/26/30	EUR	5,150	5,100
	Electricite de France SA	2.000%	10/2/30	EUR	1,000	814
	Electricite de France SA	5.875%	7/18/31	GBP	1,588	1,785
	Electricite de France SA	5.625%	2/21/33	EUR	4,512	4,736
	Electricite de France SA	1.000%	11/29/33	EUR	6,700	4,476
	Electricite de France SA	6.125%	6/2/34	GBP	11,050	12,530
	Electricite de France SA	1.875%	10/13/36	EUR	5,400	3,680
	Electricite de France SA	5.500%	3/27/37	GBP	3,600	3,800
	Electricite de France SA	4.500%	11/12/40	EUR	1,900	1,734
	Electricite de France SA	5.500%	10/17/41	GBP	5,500	5,743
	Electricite de France SA	2.000%	12/9/49	EUR	4,300	2,279
	Electricite de France SA	5.125%	9/22/50	GBP	100	100
	Electricite de France SA	6.000%	1/23/14	GBP	5,100	5,347
	ELO SACA	2.375%	12/12/22	EUR	1,000	987
	ELO SACA	2.375%	4/25/25	EUR	4,200	3,930
	Engie SA	0.875%	3/27/24	EUR	1,000	957
	Engie SA	0.875%	9/19/25	EUR	6,800	6,271
	Engie SA	1.000%	3/13/26	EUR	1,500	1,364
	Engie SA	2.375%	5/19/26	EUR	100	95
	Engie SA	0.375%	6/11/27	EUR	8,200	6,963
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	1.750%	3/27/28	EUR	3,800	3,398
Engie SA	1.375%	6/22/28	EUR	1,300	1,131
Engie SA	7.000%	10/30/28	GBP	1,950	2,353
Engie SA	0.375%	10/26/29	EUR	1,000	775
Engie SA	2.125%	3/30/32	EUR	6,100	5,066
Engie SA	1.875%	9/19/33	EUR	1,200	919
Engie SA	1.500%	3/13/35	EUR	2,000	1,412
Engie SA	1.000%	10/26/36	EUR	6,000	3,745
Engie SA	2.000%	9/28/37	EUR	3,600	2,515
Engie SA	1.375%	6/21/39	EUR	2,800	1,692
Engie SA	1.250%	10/24/41	EUR	4,500	2,488
Engie SA	3.875%	6/2/49	EUR	7,200	7,019
Engie SA	5.000%	10/1/60	GBP	2,550	2,642
Engie SA	1.500%	Perpetual	EUR	2,500	1,934
Engie SA	1.625%	Perpetual	EUR	4,600	4,112
Engie SA	5.950%	3/16/11	EUR	1,625	1,698
EssilorLuxottica SA	2.625%	2/10/24	EUR	4,648	4,592
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	4,600
EssilorLuxottica SA	0.500%	6/5/28	EUR	10,200	8,673
Eutelsat SA	2.000%	10/2/25	EUR	2,500	2,142
Eutelsat SA	2.250%	7/13/27	EUR	500	408
Eutelsat SA	1.500%	10/13/28	EUR	600	444
Gecina SA	1.500%	1/20/25	EUR	4,600	4,313
Gecina SA	1.375%	6/30/27	EUR	100	88
Gecina SA	1.375%	1/26/28	EUR	1,700	1,473
Gecina SA	1.000%	1/30/29	EUR	1,100	892
Gecina SA	0.875%	1/25/33	EUR	3,000	2,104
Gecina SA	0.875%	6/30/36	EUR	3,600	2,217
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,104	1,560
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,200	1,531
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	2,100	1,976
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	8,900	7,576
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,000	5,948
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	6,070	5,249
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	11,845	8,949
HSBC Continental Europe SA	0.250%	5/17/24	EUR	1,500	1,415
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,100	4,260
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	8,430
ICADE	1.125%	11/17/25	EUR	6,100	5,349
ICADE	1.625%	2/28/28	EUR	3,700	2,965
ICADE	1.000%	1/19/30	EUR	1,400	959
ICADE	0.625%	1/18/31	EUR	3,700	2,354
Icade Sante SAS	0.875%	11/4/29	EUR	4,600	3,238
Imerys SA	2.000%	12/10/24	EUR	300	284
Imerys SA	1.500%	1/15/27	EUR	600	514
Imerys SA	1.000%	7/15/31	EUR	1,500	917
Indigo Group SAS	1.625%	4/19/28	EUR	400	339
In'li SA	1.125%	7/2/29	EUR	1,000	761
JCDecaux SA	2.625%	4/24/28	EUR	2,500	2,118
JCDecaux SA	1.625%	2/7/30	EUR	800	601
Kering SA	1.250%	5/10/26	EUR	4,600	4,270
Klepierre SA	1.875%	2/19/26	EUR	3,800	3,431
Klepierre SA	1.375%	2/16/27	EUR	700	595
Klepierre SA	2.000%	5/12/29	EUR	2,200	1,733
Klepierre SA	0.625%	7/1/30	EUR	4,800	3,196
Klepierre SA	0.875%	2/17/31	EUR	1,900	1,266
Klepierre SA	1.250%	9/29/31	EUR	100	67
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	2,300	2,264
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,350	5,643
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	3,987
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,202
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	23,600	18,868
La Banque Postale SA	1.000%	10/16/24	EUR	2,500	2,338
La Banque Postale SA	2.000%	7/13/28	EUR	4,700	4,084
La Banque Postale SA	1.375%	4/24/29	EUR	5,000	4,076
La Banque Postale SA	0.875%	1/26/31	EUR	2,300	1,935
La Banque Postale SA	0.750%	8/2/32	EUR	2,400	1,847
La Mondiale SAM	5.050%	12/29/49	EUR	3,431	3,266
La Poste SA	2.750%	11/26/24	EUR	2,000	1,960
27

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Poste SA	1.125%	6/4/25	EUR	5,000	4,703
La Poste SA	0.625%	10/21/26	EUR	4,900	4,354
La Poste SA	0.375%	9/17/27	EUR	10,100	8,615
La Poste SA	1.450%	11/30/28	EUR	1,000	882
La Poste SA	0.000%	7/18/29	EUR	1,200	932
La Poste SA	1.375%	4/21/32	EUR	14,200	11,442
Legrand SA	0.750%	7/6/24	EUR	100	96
Legrand SA	1.000%	3/6/26	EUR	100	91
Legrand SA	1.875%	12/16/27	EUR	100	90
Legrand SA	0.750%	5/20/30	EUR	1,500	1,198
Legrand SA	0.375%	10/6/31	EUR	700	515
Legrand SA	1.875%	7/6/32	EUR	700	579
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	6,666	6,420
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	3,700	3,332
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	4,400	4,303
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,266
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	4,600	3,592
Mercialys SA	2.500%	2/28/29	EUR	1,400	1,034
MMS USA Investments Inc.	0.625%	6/13/25	EUR	7,300	6,671
MMS USA Investments Inc.	1.250%	6/13/28	EUR	100	85
MMS USA Investments Inc.	1.750%	6/13/31	EUR	2,600	2,054
Nerval SAS	2.875%	4/14/32	EUR	3,800	2,937
Orange SA	3.125%	1/9/24	EUR	100	99
Orange SA	1.125%	7/15/24	EUR	4,700	4,492
Orange SA	1.000%	5/12/25	EUR	5,100	4,783
Orange SA	1.000%	9/12/25	EUR	6,900	6,424
Orange SA	5.250%	12/5/25	GBP	726	839
Orange SA	0.000%	9/4/26	EUR	2,000	1,747
Orange SA	0.875%	2/3/27	EUR	900	805
Orange SA	1.250%	7/7/27	EUR	4,000	3,599
Orange SA	1.375%	3/20/28	EUR	18,400	16,460
Orange SA	8.125%	11/20/28	GBP	3,316	4,334
Orange SA	2.000%	1/15/29	EUR	2,000	1,833
Orange SA	1.375%	1/16/30	EUR	1,100	946
Orange SA	1.875%	9/12/30	EUR	8,900	7,817
Orange SA	3.250%	1/15/32	GBP	9,500	9,341
Orange SA	1.625%	4/7/32	EUR	5,000	4,175
Orange SA	0.500%	9/4/32	EUR	9,800	7,151
Orange SA	8.125%	1/28/33	EUR	362	473
Orange SA	0.625%	12/16/33	EUR	10,700	7,587
Orange SA	5.625%	1/23/34	GBP	1,700	2,004
Orange SA	1.375%	9/4/49	EUR	900	580
Orange SA	5.000%	10/29/49	EUR	7,171	7,044
Orange SA	5.250%	12/29/49	EUR	3,019	2,995
Orange SA	1.375%	Perpetual	EUR	1,900	1,413
Orange SA	1.750%	Perpetual	EUR	1,300	1,015
Orange SA	2.375%	Perpetual	EUR	5,000	4,628
Pernod Ricard SA	1.125%	4/7/25	EUR	300	283
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,399
Pernod Ricard SA	1.750%	4/8/30	EUR	100	87
Pernod Ricard SA	0.875%	10/24/31	EUR	4,000	3,111
PSA Tresorerie GIE	6.000%	9/19/33	EUR	2,024	2,089
Publicis Groupe SA	0.500%	11/3/23	EUR	200	192
RCI Banque SA	1.000%	5/17/23	EUR	3,279	3,201
RCI Banque SA	1.375%	3/8/24	EUR	5,635	5,405
RCI Banque SA	1.625%	4/11/25	EUR	8,574	7,940
RCI Banque SA	1.750%	4/10/26	EUR	1,165	1,051
RCI Banque SA	1.625%	5/26/26	EUR	2,666	2,353
RCI Banque SA	4.750%	7/6/27	EUR	3,000	2,915
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,500	6,091
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	11,100	9,221
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	500	463
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,066
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	400	305
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	3,000	2,163
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	7,500	4,635
Safran SA	0.950%	10/19/28	EUR	800	649
Sanofi	2.500%	11/14/23	EUR	2,500	2,463
Sanofi	1.000%	4/1/25	EUR	7,600	7,183
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sanofi	1.750%	9/10/26	EUR	3,400	3,185
Sanofi	0.500%	1/13/27	EUR	400	355
Sanofi	1.125%	4/5/28	EUR	5,200	4,619
Sanofi	0.875%	3/21/29	EUR	5,000	4,303
Sanofi	1.500%	4/1/30	EUR	7,600	6,728
Sanofi	1.875%	3/21/38	EUR	3,500	2,781
SCOR SE	3.000%	6/8/46	EUR	1,800	1,611
SCOR SE	3.625%	5/27/48	EUR	4,900	4,348
SCOR SE	1.375%	9/17/51	EUR	2,200	1,510
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	1,900	1,624
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,467
Societe Generale SA	1.250%	2/15/24	EUR	9,400	8,995
Societe Generale SA	1.125%	1/23/25	EUR	5,700	5,308
Societe Generale SA	2.625%	2/27/25	EUR	100	95
Societe Generale SA	1.125%	4/21/26	EUR	5,000	4,568
Societe Generale SA	0.125%	11/17/26	EUR	6,000	5,299
Societe Generale SA	0.750%	1/25/27	EUR	8,600	7,236
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,423
Societe Generale SA	0.250%	7/8/27	EUR	7,500	6,309
Societe Generale SA	1.250%	12/7/27	GBP	3,700	3,295
Societe Generale SA	2.125%	9/27/28	EUR	8,600	7,344
Societe Generale SA	1.750%	3/22/29	EUR	4,500	3,708
Societe Generale SA	0.500%	6/12/29	EUR	14,100	10,970
Societe Generale SA	1.250%	6/12/30	EUR	4,200	3,194
Societe Generale SA	1.000%	11/24/30	EUR	4,000	3,399
Societe Generale SFH SA	2.000%	4/29/24	EUR	6,800	6,645
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,500	4,222
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,700	5,215
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,405
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	11,329
Societe Generale SFH SA	0.125%	2/2/29	EUR	21,900	18,060
Societe Generale SFH SA	0.125%	7/18/29	EUR	14,000	11,391
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,900	1,502
Societe Generale SFH SA	0.010%	2/5/31	EUR	10,400	7,952
Sodexo SA	0.500%	1/17/24	EUR	1,509	1,441
Sodexo SA	0.750%	4/27/25	EUR	5,914	5,482
Sodexo SA	2.500%	6/24/26	EUR	383	360
Sodexo SA	0.750%	4/14/27	EUR	5,914	5,126
Sodexo SA	1.750%	6/26/28	GBP	4,090	3,837
Sodexo SA	1.000%	4/27/29	EUR	3,700	3,022
Sogecap SA	4.125%	12/29/49	EUR	100	92
Suez SA	5.500%	7/22/24	EUR	2,350	2,404
Suez SA	1.000%	4/3/25	EUR	5,100	4,783
Suez SA	1.750%	9/10/25	EUR	300	284
Suez SA	1.250%	4/2/27	EUR	10,200	9,176
Suez SA	1.500%	4/3/29	EUR	800	688
Suez SA	1.625%	9/17/30	EUR	400	334
Suez SA	5.375%	12/2/30	GBP	600	682
Suez SA	2.875%	Perpetual	EUR	6,400	6,012
Suez SACA	2.375%	5/24/30	EUR	1,600	1,343
Suez SACA	2.875%	5/24/34	EUR	1,400	1,128
TDF Infrastructure SAS	2.500%	4/7/26	EUR	400	352
TDF Infrastructure SAS	1.750%	12/1/29	EUR	2,700	2,030
Teleperformance	3.750%	6/24/29	EUR	2,000	1,894
Terega SA	2.200%	8/5/25	EUR	100	95
Terega SA	0.875%	9/17/30	EUR	2,500	1,819
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	6,700	6,039
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	6,000	5,678
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	6,900	6,551
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,746	5,028
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	3,900	3,816
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,121
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	5,000	4,584
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,400	9,760
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	425
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,200	4,450
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	5,000	3,356
TotalEnergies SE	2.625%	12/29/49	EUR	12,608	11,641
TotalEnergies SE	3.369%	12/29/49	EUR	3,650	3,382
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	5,022
TotalEnergies SE	1.750%	Perpetual	EUR	4,144	3,851
TotalEnergies SE	2.000%	Perpetual	EUR	3,309	2,484
TotalEnergies SE	2.000%	Perpetual	EUR	4,000	3,355
TotalEnergies SE	2.125%	Perpetual	EUR	7,219	5,053
UMG Groupe VYV	1.625%	7/2/29	EUR	2,000	1,651
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	937	903
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	5,087	4,599
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,041
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	371	326
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	400	358
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,800	1,494
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	10,200	8,230
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	1,900	1,429
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	200	152
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	3,815	2,765
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,500	7,696
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	2,796
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	6,300	3,962
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,200	852
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	2,200	1,409
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	1,613	1,018
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	600	353
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	3,600	1,654
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	700	507
Veolia Environnement SA	0.892%	1/14/24	EUR	2,000	1,921
Veolia Environnement SA	4.625%	3/30/27	EUR	5,100	5,240
Veolia Environnement SA	1.590%	1/10/28	EUR	3,000	2,658
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,083
Veolia Environnement SA	0.800%	1/15/32	EUR	7,800	5,800
Veolia Environnement SA	6.125%	11/25/33	EUR	2,244	2,542
Vinci SA	1.000%	9/26/25	EUR	2,500	2,334
Vinci SA	2.250%	3/15/27	GBP	500	508
Vinci SA	1.625%	1/18/29	EUR	7,200	6,473
Vinci SA	1.750%	9/26/30	EUR	3,400	3,007
Vinci SA	0.500%	1/9/32	EUR	11,200	8,557
Vinci SA	2.750%	9/15/34	GBP	600	541
Vivendi SE	1.125%	12/11/28	EUR	2,800	2,342
Wendel SE	1.000%	6/1/31	EUR	2,800	1,947
Wendel SE	1.375%	1/18/34	EUR	1,500	972
Westfield America Management Ltd.	2.625%	3/30/29	GBP	1,400	1,179
					2,439,191
Germany (2.3%)
Aareal Bank AG	0.125%	2/1/24	EUR	2,561	2,452
Aareal Bank AG	0.375%	7/15/25	EUR	1,127	1,042
Aareal Bank AG	0.010%	9/15/28	EUR	7,100	5,892
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	920
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,363
Allianz Finance II BV	0.500%	1/14/31	EUR	6,300	4,871
Allianz SE	2.241%	7/7/45	EUR	3,400	3,119
Allianz SE	2.121%	7/8/50	EUR	7,000	5,418
Allianz SE	4.252%	7/5/52	EUR	6,900	6,104
Allianz SE	3.375%	Perpetual	EUR	9,500	9,053
alstria office REIT AG	1.500%	11/15/27	EUR	4,300	2,802
Amprion GmbH	0.625%	9/23/33	EUR	5,800	3,970
Aroundtown SA	1.000%	1/7/25	EUR	3,200	2,728
Aroundtown SA	0.625%	7/9/25	EUR	1,000	812
Aroundtown SA	4.625%	9/18/25	CAD	435	302
Aroundtown SA	1.500%	5/28/26	EUR	4,900	3,857
Aroundtown SA	0.000%	7/16/26	EUR	8,600	6,327
Aroundtown SA	0.375%	4/15/27	EUR	7,800	5,552
Aroundtown SA	1.625%	1/31/28	EUR	1,600	1,142
Aroundtown SA	1.450%	7/9/28	EUR	4,000	2,777
Aroundtown SA	3.000%	10/16/29	GBP	4,483	3,614
Aroundtown SA	3.625%	4/10/31	GBP	1,100	887
Aroundtown SA	1.625%	Perpetual	EUR	3,800	1,735
Aroundtown SA	2.125%	Perpetual	EUR	2,000	972
Aroundtown SA	2.875%	Perpetual	EUR	3,000	1,374
Aroundtown SA	3.375%	Perpetual	EUR	1,800	855
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BASF SE	0.101%	6/5/23	EUR	2,200	2,138
BASF SE	0.875%	10/6/23	GBP	375	415
BASF SE	1.750%	3/11/25	GBP	484	506
BASF SE	0.875%	11/15/27	EUR	75	65
BASF SE	1.500%	5/22/30	EUR	4,099	3,425
BASF SE	0.875%	10/6/31	EUR	362	272
BASF SE	1.450%	12/13/32	EUR	8,400	6,363
BASF SE	1.625%	11/15/37	EUR	2,254	1,608
Bausparkasse Schwaebisch Hall	2.000%	5/17/34	EUR	20,200	17,729
Bayer AG	0.050%	1/12/25	EUR	6,300	5,759
Bayer AG	0.750%	1/6/27	EUR	6,500	5,623
Bayer AG	1.125%	1/6/30	EUR	9,300	7,314
Bayer AG	0.625%	7/12/31	EUR	4,400	3,146
Bayer AG	1.375%	7/6/32	EUR	5,000	3,722
Bayer AG	1.000%	1/12/36	EUR	4,400	2,755
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	7,600	7,501
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	400	363
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	5,100	4,332
Bayerische Landesbank	0.350%	12/1/22	EUR	2,561	2,529
Bayerische Landesbank	0.500%	3/19/25	EUR	5,124	4,798
Bayerische Landesbank	0.625%	7/19/27	EUR	1,023	910
Bayerische Landesbank	0.200%	5/20/30	EUR	2,409	1,935
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	1,536	1,500
Berlin Hyp AG	0.125%	1/5/24	EUR	2,561	2,458
Berlin Hyp AG	0.375%	5/3/24	EUR	4,001	3,819
Berlin Hyp AG	1.250%	1/22/25	EUR	200	187
Berlin Hyp AG	0.625%	10/22/25	EUR	375	347
Berlin Hyp AG	0.010%	8/24/26	EUR	18,788	16,663
Berlin Hyp AG	1.125%	10/25/27	EUR	100	85
Berlin Hyp AG	0.010%	1/24/28	EUR	6,348	5,383
Berlin Hyp AG	0.010%	7/7/28	EUR	25,021	20,931
Berlin Hyp AG	0.125%	1/18/30	EUR	15,874	12,789
Berlin Hyp AG	0.250%	5/19/33	EUR	6,673	4,894
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	3,000	2,903
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	3,648
BMW Canada Inc.	0.990%	1/14/25	CAD	1,496	1,003
BMW Finance NV	2.375%	1/24/23	EUR	300	297
BMW Finance NV	0.750%	4/15/24	EUR	461	442
BMW Finance NV	0.750%	7/12/24	EUR	2,801	2,671
BMW Finance NV	1.000%	11/14/24	EUR	6,035	5,754
BMW Finance NV	0.500%	2/22/25	EUR	2,801	2,621
BMW Finance NV	0.875%	4/3/25	EUR	4,714	4,453
BMW Finance NV	1.000%	8/29/25	EUR	4,089	3,846
BMW Finance NV	0.000%	1/11/26	EUR	6,365	5,736
BMW Finance NV	0.375%	1/14/27	EUR	7,686	6,843
BMW Finance NV	1.500%	2/6/29	EUR	8,112	7,236
BMW Finance NV	0.200%	1/11/33	EUR	4,455	3,140
Brenntag Finance BV	1.125%	9/27/25	EUR	1,875	1,701
Commerzbank AG	0.050%	7/11/24	EUR	8,574	8,098
Commerzbank AG	0.625%	8/28/24	EUR	5,124	4,800
Commerzbank AG	0.625%	3/13/25	EUR	4,714	4,427
Commerzbank AG	0.625%	5/28/25	EUR	4,612	4,309
Commerzbank AG	0.875%	9/8/25	EUR	5,175	4,835
Commerzbank AG	1.000%	3/4/26	EUR	11,495	10,371
Commerzbank AG	0.500%	6/9/26	EUR	7,686	6,974
Commerzbank AG	0.500%	12/4/26	EUR	7,686	6,662
Commerzbank AG	0.125%	12/15/26	EUR	6,045	5,335
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,076
Commerzbank AG	0.625%	8/24/27	EUR	563	499
Commerzbank AG	3.000%	9/14/27	EUR	6,500	5,900
Commerzbank AG	0.010%	3/11/30	EUR	4,612	3,653
Commerzbank AG	1.250%	1/9/34	EUR	3,587	2,904
Covestro AG	1.750%	9/25/24	EUR	5,124	4,866
Covestro AG	0.875%	2/3/26	EUR	1,201	1,080
Covestro AG	1.375%	6/12/30	EUR	2,000	1,552
Daimler AG	0.000%	2/8/24	EUR	484	461
Daimler AG	0.375%	11/8/26	EUR	7,686	6,848
Daimler AG	1.000%	11/15/27	EUR	5,260	4,679
Daimler AG	0.750%	2/8/30	EUR	4,612	3,776
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Daimler AG	0.750%	9/10/30	EUR	2,561	2,069
Daimler AG	2.000%	2/27/31	EUR	7,219	6,371
Daimler AG	1.125%	11/6/31	EUR	5,124	4,090
Daimler AG	1.125%	8/8/34	EUR	4,612	3,447
Daimler AG	2.125%	7/3/37	EUR	3,182	2,590
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	1,820	1,296
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	1,375	912
Daimler International Finance BV	0.875%	4/9/24	EUR	1,511	1,453
Daimler International Finance BV	2.625%	4/7/25	EUR	15,522	15,224
Daimler International Finance BV	1.000%	11/11/25	EUR	10,760	10,041
Daimler International Finance BV	1.375%	6/26/26	EUR	8,916	8,323
Daimler International Finance BV	2.000%	8/22/26	EUR	8,928	8,484
Daimler International Finance BV	0.625%	5/6/27	EUR	7,686	6,788
Daimler Trucks Finance Canada Inc.	1.850%	12/15/23	CAD	1,488	1,047
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	3,488	2,382
Daimler Trucks Finance Canada Inc.	5.180%	9/19/25	CAD	2,200	1,594
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,496	970
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,600	2,281
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	400	356
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	5,920	5,857
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	1,625	1,627
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,250	1,407
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,271	7,728
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,281	1,213
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	2,221	2,350
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	375	409
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	2,880	2,553
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	381	337
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,794	1,724
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,460	1,196
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	75	65
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,536	1,281
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,383	1,099
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	4,485	3,645
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	5,021	4,088
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,161	4,955
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	7,705	5,136
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	5,183	3,491
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,981	5,328
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	3,006	1,656
Deutsche Bahn Finance GmbH	0.950%	Perpetual	EUR	3,900	3,469
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	2,300	1,709
Deutsche Bank AG	0.625%	12/19/23	CHF	5,860	5,692
Deutsche Bank AG	3.875%	2/12/24	GBP	100	111
Deutsche Bank AG	0.250%	3/8/24	EUR	4,765	4,559
Deutsche Bank AG	2.625%	12/16/24	GBP	5,000	5,242
Deutsche Bank AG	2.625%	2/12/26	EUR	4,800	4,363
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	2,238
Deutsche Bank AG	1.625%	1/20/27	EUR	4,600	3,835
Deutsche Bank AG	0.750%	2/17/27	EUR	6,700	5,623
Deutsche Bank AG	1.750%	1/17/28	EUR	6,300	5,060
Deutsche Bank AG	3.250%	5/24/28	EUR	3,000	2,651
Deutsche Bank AG	0.250%	8/31/28	EUR	2,561	2,161
Deutsche Bank AG	1.750%	11/19/30	EUR	12,000	8,896
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	4,750
Deutsche Bank AG	1.375%	2/17/32	EUR	10,500	7,191
Deutsche Bank AG	4.000%	6/24/32	EUR	4,000	3,451
Deutsche Bank AG	2.625%	6/30/37	EUR	20,000	18,465
Deutsche Boerse AG	0.000%	2/22/26	EUR	9,300	8,252
Deutsche Boerse AG	1.125%	3/26/28	EUR	5,124	4,562
Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	96
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	7,500	7,133
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	75	68
Deutsche Hypothekenbank AG	0.750%	3/5/29	EUR	23,345	20,083
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	900	873
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	700	623
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	10,200	9,259
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	25,600	22,667
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	20,900	18,502
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	3,125	2,988
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	5,124	4,044
Deutsche Post AG	2.875%	12/11/24	EUR	1,023	1,012
Deutsche Post AG	0.375%	5/20/26	EUR	1,698	1,539
Deutsche Post AG	1.625%	12/5/28	EUR	7,465	6,720
Deutsche Post AG	0.750%	5/20/29	EUR	7,182	6,062
Deutsche Telekom AG	0.500%	7/5/27	EUR	19,064	16,744
Deutsche Telekom AG	3.125%	2/6/34	GBP	934	889
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,177	1,676
Deutsche Telekom AG	1.750%	12/9/49	EUR	3,523	2,263
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,252	2,224
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	4,740	4,897
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	5,818	6,277
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	11,305	10,655
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	1,578	1,459
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	149	137
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	75	75
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	8,285	7,461
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	3,961	5,329
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	1,868	1,783
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	4,458	4,038
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	2,715	3,476
Deutsche Wohnen SE	1.000%	4/30/25	EUR	5,000	4,559
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,000	2,273
Deutsche Wohnen SE	1.300%	4/7/41	EUR	900	444
DZ HYP AG	0.625%	6/5/24	EUR	75	72
DZ HYP AG	0.375%	6/6/25	EUR	1,000	928
DZ HYP AG	0.500%	11/13/25	EUR	8,198	7,551
DZ HYP AG	0.750%	2/2/26	EUR	5,000	4,614
DZ HYP AG	0.375%	3/31/26	EUR	3,177	2,886
DZ HYP AG	0.100%	8/31/26	EUR	500	444
DZ HYP AG	0.500%	9/30/26	EUR	5,124	4,617
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,226
DZ HYP AG	0.750%	6/30/27	EUR	614	550
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,432
DZ HYP AG	0.875%	3/22/28	EUR	9,245	8,201
DZ HYP AG	0.875%	1/30/29	EUR	5,124	4,458
DZ HYP AG	0.010%	4/20/29	EUR	37,577	30,700
DZ HYP AG	0.050%	6/29/29	EUR	5,124	4,173
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,198
DZ HYP AG	0.010%	3/29/30	EUR	12,731	10,096
DZ HYP AG	0.875%	4/17/34	EUR	5,124	3,951
E.ON International Finance BV	5.625%	12/6/23	GBP	716	822
E.ON International Finance BV	1.000%	4/13/25	EUR	2,561	2,395
E.ON International Finance BV	1.625%	5/30/26	EUR	6,558	6,082
E.ON International Finance BV	1.250%	10/19/27	EUR	6,537	5,788
E.ON International Finance BV	1.500%	7/31/29	EUR	11,962	10,005
E.ON International Finance BV	6.250%	6/3/30	GBP	10,966	12,690
E.ON International Finance BV	6.375%	6/7/32	GBP	3,227	3,820
E.ON International Finance BV	4.750%	1/31/34	GBP	2,600	2,662
E.ON International Finance BV	5.875%	10/30/37	GBP	5,850	6,458
E.ON International Finance BV	6.750%	1/27/39	GBP	600	722
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,692
E.ON SE	0.875%	5/22/24	EUR	375	357
E.ON SE	0.000%	8/28/24	EUR	3,006	2,806
E.ON SE	0.250%	10/24/26	EUR	1,149	1,005
E.ON SE	0.375%	9/29/27	EUR	2,561	2,183
E.ON SE	0.750%	2/20/28	EUR	1,299	1,103
E.ON SE	1.625%	5/22/29	EUR	9,016	7,628
E.ON SE	0.350%	2/28/30	EUR	4,783	3,603
E.ON SE	1.625%	3/29/31	EUR	5,418	4,374
E.ON SE	0.625%	11/7/31	EUR	8,864	6,385
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,500	1,076
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	1,500	1,289
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,700	4,498
EnBW International Finance BV	0.625%	4/17/25	EUR	11,409	10,586
EnBW International Finance BV	2.500%	6/4/26	EUR	1,023	965
EnBW International Finance BV	0.250%	10/19/30	EUR	5,619	4,004
EnBW International Finance BV	6.125%	7/7/39	EUR	2,195	2,394
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eurogrid GmbH	1.625%	11/3/23	EUR	3,800	3,696
Eurogrid GmbH	1.875%	6/10/25	EUR	10,100	9,605
Eurogrid GmbH	1.500%	4/18/28	EUR	3,000	2,639
Evonik Industries AG	0.625%	9/18/25	EUR	3,600	3,263
EWE AG	0.250%	6/8/28	EUR	4,000	3,194
EWE AG	0.375%	10/22/32	EUR	8,592	5,631
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	5,348	5,154
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	6,365	4,981
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	4,000	2,780
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	3,688	3,519
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	300	280
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	5,124	3,953
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	4,612	4,577
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	5,124	4,499
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,892	4,896
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	6,148	5,475
Grand City Properties SA	1.375%	8/3/26	EUR	6,000	4,907
Grand City Properties SA	1.500%	2/22/27	EUR	1,000	783
Grand City Properties SA	0.125%	1/11/28	EUR	5,600	3,819
Grand City Properties SA	1.500%	Perpetual	EUR	1,500	786
Grand City Properties SA	2.500%	Perpetual	EUR	600	433
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,700	3,079
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	6,700	5,594
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,300	2,009
Hannover Rueck SE	3.375%	6/29/49	EUR	100	93
HeidelbergCement AG	2.250%	6/3/24	EUR	5,482	5,313
HeidelbergCement AG	1.500%	2/7/25	EUR	7,173	6,769
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	3,945	3,623
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	300	266
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	6,627	5,700
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	4,242	3,722
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	484	456
HOCHTIEF AG	0.625%	4/26/29	EUR	4,002	2,766
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	4,100	3,265
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	2,100	1,459
Infineon Technologies AG	1.625%	6/24/29	EUR	2,100	1,790
Infineon Technologies AG	2.000%	6/24/32	EUR	2,200	1,782
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,225
ING-DiBa AG	0.125%	5/23/27	EUR	2,500	2,177
ING-DiBa AG	1.250%	10/9/33	EUR	5,200	4,225
ING-DiBa AG	1.000%	5/23/39	EUR	9,700	6,822
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	1,023	983
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	900	844
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	5,000	4,675
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	4,700	4,903
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	5,124	4,789
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	17,800	14,978
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	22,287	19,239
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,207	3,499
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	1,500	1,126
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	5,000	4,802
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,000	931
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,500	4,101
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	300	278
LANXESS AG	1.125%	5/16/25	EUR	2,999	2,803
LANXESS AG	1.750%	3/22/28	EUR	2,200	1,837
LANXESS AG	0.625%	12/1/29	EUR	2,200	1,606
LEG Immobilien SE	1.250%	1/23/24	EUR	400	377
LEG Immobilien SE	0.375%	1/17/26	EUR	3,200	2,710
LEG Immobilien SE	0.875%	11/28/27	EUR	4,400	3,476
LEG Immobilien SE	0.875%	1/17/29	EUR	1,700	1,273
LEG Immobilien SE	1.000%	11/19/32	EUR	3,300	2,019
LEG Immobilien SE	0.875%	3/30/33	EUR	1,700	1,013
LEG Immobilien SE	1.500%	1/17/34	EUR	3,400	2,130
Merck Financial Services GmbH	0.005%	12/15/23	EUR	10,200	9,742
Merck Financial Services GmbH	2.375%	6/15/30	EUR	4,500	4,117
Merck Financial Services GmbH	0.875%	7/5/31	EUR	400	317
Merck KGaA	3.375%	12/12/74	EUR	225	216
Merck KGaA	1.625%	9/9/80	EUR	5,600	4,776
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	375	342
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	614	555
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,661	5,950
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,686	6,786
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,533	6,296
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,765	3,393
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	6,365	3,583
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	4,600	3,257
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,100	1,818
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	563	531
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	26,100	23,042
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	5,124	4,559
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,300	3,105
Roadster Finance DAC	2.375%	12/8/32	EUR	300	251
Robert Bosch GmbH	1.750%	7/8/24	EUR	100	97
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	466
RWE AG	2.125%	5/24/26	EUR	2,000	1,866
RWE AG	0.500%	11/26/28	EUR	8,305	6,687
RWE AG	2.750%	5/24/30	EUR	2,500	2,216
RWE AG	0.625%	6/11/31	EUR	4,509	3,277
RWE AG	1.000%	11/26/33	EUR	3,735	2,558
Santander Consumer Bank AG	0.250%	10/15/24	EUR	7,700	7,125
SAP SE	0.750%	12/10/24	EUR	600	572
SAP SE	1.250%	3/10/28	EUR	2,900	2,612
SAP SE	0.375%	5/18/29	EUR	7,600	6,279
SAP SE	1.625%	3/10/31	EUR	11,600	10,013
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	4,500	4,260
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	7,147	6,718
Siemens Financieringsmaatschappij NV	2.250%	3/10/25	EUR	5,000	4,858
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	548
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	4,577	4,447
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	10,300	8,425
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,404	7,558
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	225	193
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	8,121	6,733
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,200	5,425
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,587	2,504
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,400	1,802
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,114	4,574
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	1,500	1,495
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	900	678
Talanx AG	2.250%	12/5/47	EUR	5,100	4,277
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,300	5,659
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,400	2,998
UniCredit Bank AG	1.875%	4/9/24	EUR	2,614	2,552
UniCredit Bank AG	0.625%	2/12/25	EUR	75	71
UniCredit Bank AG	0.625%	11/20/25	EUR	9,596	8,856
UniCredit Bank AG	0.500%	5/4/26	EUR	375	341
UniCredit Bank AG	0.500%	2/23/27	EUR	23,000	20,496
UniCredit Bank AG	0.010%	9/15/28	EUR	33,855	28,127
UniCredit Bank AG	0.875%	1/11/29	EUR	6,508	5,656
UniCredit Bank AG	0.010%	6/24/30	EUR	3,758	2,956
UniCredit Bank AG	0.250%	1/15/32	EUR	9,992	7,657
UniCredit Bank AG	0.850%	5/22/34	EUR	7,737	5,926
Vantage Towers AG	0.375%	3/31/27	EUR	2,300	1,910
Vantage Towers AG	0.750%	3/31/30	EUR	2,600	1,950
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	4,144	4,082
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,910	5,643
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	3,000	2,190
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	5,841	5,691
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	20,900	19,886
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	666	610
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,600	2,419
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	360	353
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	3,074	2,920
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	8,267	7,490
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	7,297	6,791
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	10,717	8,939
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	16,019	15,249
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	5,603	4,161
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	362	384
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	4,427
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	9,300	8,624
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	3,700	3,196
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,500	3,606
Volkswagen International Finance NV	1.875%	3/30/27	EUR	9,200	8,270
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	3,892
Volkswagen International Finance NV	3.250%	11/18/30	EUR	800	732
Volkswagen International Finance NV	4.125%	11/17/31	GBP	1,200	1,167
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,212
Volkswagen International Finance NV	3.300%	3/22/33	EUR	500	446
Volkswagen International Finance NV	4.125%	11/16/38	EUR	6,500	5,987
Volkswagen International Finance NV	1.500%	1/21/41	EUR	800	488
Volkswagen International Finance NV	4.625%	3/29/49	EUR	5,942	5,561
Volkswagen International Finance NV	3.375%	Perpetual	EUR	8,400	7,889
Volkswagen International Finance NV	3.500%	Perpetual	EUR	7,600	6,977
Volkswagen International Finance NV	3.748%	Perpetual	EUR	8,000	6,834
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	6,774
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	6,332
Volkswagen International Finance NV	4.375%	Perpetual	EUR	2,000	1,603
Volkswagen International Finance NV	4.625%	Perpetual	EUR	4,700	4,162
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	1,178	1,152
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	5,380	5,130
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	5,944	5,593
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,116	1,043
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	16,853	14,603
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	13,851	10,911
Vonovia Finance BV	2.250%	12/15/23	EUR	6,400	6,182
Vonovia Finance BV	1.500%	3/31/25	EUR	2,614	2,425
Vonovia Finance BV	1.800%	6/29/25	EUR	12,700	11,603
Vonovia Finance BV	1.125%	9/8/25	EUR	1,200	1,070
Vonovia Finance BV	1.500%	3/22/26	EUR	8,000	7,048
Vonovia Finance BV	1.500%	6/10/26	EUR	2,500	2,181
Vonovia Finance BV	1.750%	1/25/27	EUR	100	86
Vonovia Finance BV	0.625%	10/7/27	EUR	3,000	2,374
Vonovia Finance BV	1.500%	1/14/28	EUR	600	492
Vonovia Finance BV	2.250%	4/7/30	EUR	3,100	2,433
Vonovia Finance BV	1.000%	7/9/30	EUR	2,000	1,410
Vonovia Finance BV	1.125%	9/14/34	EUR	5,000	2,958
Vonovia Finance BV	2.750%	3/22/38	EUR	2,000	1,305
Vonovia Finance BV	1.625%	10/7/39	EUR	4,100	2,134
Vonovia SE	1.375%	1/28/26	EUR	2,800	2,480
Vonovia SE	1.875%	6/28/28	EUR	2,900	2,391
Vonovia SE	0.625%	12/14/29	EUR	6,900	4,861
Vonovia SE	2.375%	3/25/32	EUR	3,200	2,458
Vonovia SE	0.750%	9/1/32	EUR	6,200	3,905
Vonovia SE	1.000%	6/16/33	EUR	3,700	2,285
Vonovia SE	1.500%	6/14/41	EUR	5,800	2,973
VW Credit Canada Inc.	2.850%	9/26/24	CAD	860	594
VW Credit Canada Inc.	2.050%	12/10/24	CAD	3,330	2,278
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,160	2,072
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,415	923
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	5,000	4,436
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	4,500	3,627
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,100	2,272
					1,806,689
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	283	262
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	200,000	1,330
Prudential plc	5.875%	5/11/29	GBP	1,824	2,095
Prudential plc	6.125%	12/19/31	GBP	3,678	3,967
					7,654
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	1.500%	10/8/27	EUR	2,000	1,590
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	900	621
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	5,000	4,770
Bank of Ireland Group plc	1.000%	11/25/25	EUR	11,271	10,272
CRH Finance DAC	1.375%	10/18/28	EUR	667	568
CRH Finland Services OYJ	0.875%	11/5/23	EUR	1,973	1,903
CRH Funding BV	1.875%	1/9/24	EUR	2,000	1,938
CRH Funding BV	1.625%	5/5/30	EUR	9,397	7,708
CRH SMW Finance DAC	1.250%	11/5/26	EUR	3,724	3,340
Dell Bank International DAC	0.500%	10/27/26	EUR	6,500	5,563
ESB Finance DAC	3.494%	1/12/24	EUR	448	443
ESB Finance DAC	2.125%	6/8/27	EUR	3,170	2,920
ESB Finance DAC	1.875%	6/14/31	EUR	6,263	5,219
ESB Finance DAC	2.125%	11/5/33	EUR	2,671	2,186
Experian Europe DAC	1.560%	5/16/31	EUR	1,400	1,141
Freshwater Finance plc	5.182%	4/20/35	GBP	1,023	1,106
Freshwater Finance plc	4.607%	10/17/36	GBP	1,517	1,429
GAS Networks Ireland	1.375%	12/5/26	EUR	1,272	1,153
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,361	5,166
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,463	3,095
Ryanair DAC	1.125%	3/10/23	EUR	100	98
Ryanair DAC	2.875%	9/15/25	EUR	9,828	9,379
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	2,214	2,100
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	5,642
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	5,429	3,608
					80,747
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	3,092	3,033
2i Rete Gas SpA	1.750%	8/28/26	EUR	300	267
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,266	2,768
2i Rete Gas SpA	0.579%	1/29/31	EUR	5,800	4,081
A2A SpA	1.250%	3/16/24	EUR	2,094	2,011
A2A SpA	0.625%	10/28/32	EUR	1,998	1,272
ACEA SpA	1.000%	10/24/26	EUR	3,058	2,660
ACEA SpA	1.500%	6/8/27	EUR	12,881	11,228
ACEA SpA	0.500%	4/6/29	EUR	6,896	5,201
ACEA SpA	0.250%	7/28/30	EUR	4,007	2,861
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,040	1,748
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,900	1,337
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	1,509	1,409
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	8,958	8,016
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	7,448	5,956
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	3,744	3,796
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	2,300	1,737
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,496
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,300	1,577
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	2,852
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	7,669	7,426
Assicurazioni Generali SpA	6.269%	6/29/49	GBP	6,050	6,517
ASTM SpA	1.625%	2/8/28	EUR	3,729	3,057
ASTM SpA	1.500%	1/25/30	EUR	3,700	2,767
ASTM SpA	2.375%	11/25/33	EUR	2,800	1,939
Autostrade per l'Italia SpA	1.750%	2/1/27	EUR	2,359	2,039
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	4,000	3,255
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	4,000	3,112
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	2,894	2,842
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,539	4,318
Banco BPM SpA	1.000%	1/23/25	EUR	7,631	7,200
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	8,179	7,770
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	96
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	5,400	5,069
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	2,800	2,557
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,600	6,833
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,113
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	892
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	1,904
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	400	242
Credito Emiliano SpA	1.125%	1/17/24	EUR	5,087	4,920
Enel Finance International NV	0.000%	6/17/24	EUR	4,331	4,047
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enel Finance International NV	5.625%	8/14/24	GBP	5,819	6,635
Enel Finance International NV	1.000%	9/16/24	EUR	1,985	1,877
Enel Finance International NV	1.966%	1/27/25	EUR	13,514	12,886
Enel Finance International NV	1.375%	6/1/26	EUR	19,114	17,193
Enel Finance International NV	1.125%	9/16/26	EUR	1,381	1,225
Enel Finance International NV	0.375%	6/17/27	EUR	4,308	3,558
Enel Finance International NV	1.000%	10/20/27	GBP	10,901	9,654
Enel Finance International NV	2.875%	4/11/29	GBP	3,700	3,403
Enel Finance International NV	0.375%	5/28/29	EUR	7,000	5,211
Enel Finance International NV	0.500%	6/17/30	EUR	9,800	7,002
Enel Finance International NV	0.875%	9/28/34	EUR	1,900	1,162
Enel Finance International NV	1.125%	10/17/34	EUR	2,653	1,701
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	1,915
Enel Finance International NV	0.875%	6/17/36	EUR	2,214	1,276
Enel Finance International NV	5.750%	9/14/40	GBP	5,410	5,563
Enel SpA	5.625%	6/21/27	EUR	1,536	1,593
Enel SpA	5.750%	6/22/37	GBP	1,545	1,614
Enel SpA	3.500%	5/24/80	EUR	10,614	9,546
Enel SpA	3.375%	11/24/81	EUR	6,180	5,223
Enel SpA	1.375%	Perpetual	EUR	7,448	5,504
Enel SpA	2.250%	Perpetual	EUR	8,977	7,127
Enel SpA	2.500%	Perpetual	EUR	5,690	5,345
Eni SpA	1.750%	1/18/24	EUR	5,613	5,439
Eni SpA	0.625%	9/19/24	EUR	5,087	4,781
Eni SpA	3.750%	9/12/25	EUR	3,321	3,283
Eni SpA	1.500%	2/2/26	EUR	2,169	2,011
Eni SpA	1.500%	1/17/27	EUR	2,543	2,305
Eni SpA	1.625%	5/17/28	EUR	2,574	2,255
Eni SpA	0.375%	6/14/28	EUR	5,982	4,872
Eni SpA	1.125%	9/19/28	EUR	2,817	2,374
Eni SpA	3.625%	1/29/29	EUR	4,600	4,373
Eni SpA	0.625%	1/23/30	EUR	8,911	6,820
Eni SpA	1.000%	10/11/34	EUR	3,092	2,104
Eni SpA	2.000%	Perpetual	EUR	2,500	1,990
Eni SpA	2.625%	Perpetual	EUR	4,090	3,584
Eni SpA	2.750%	Perpetual	EUR	3,724	2,691
Eni SpA	3.375%	Perpetual	EUR	5,563	4,309
Hera SpA	0.875%	10/14/26	EUR	2,543	2,223
Hera SpA	0.875%	7/5/27	EUR	5,087	4,369
Hera SpA	5.200%	1/29/28	EUR	3,092	3,097
Hera SpA	0.250%	12/3/30	EUR	2,100	1,434
Hera SpA	1.000%	4/25/34	EUR	1,509	973
Intesa Sanpaolo SpA	1.375%	1/18/24	EUR	7,631	7,339
Intesa Sanpaolo SpA	3.125%	2/5/24	EUR	2,094	2,076
Intesa Sanpaolo SpA	0.500%	3/5/24	EUR	2,500	2,396
Intesa Sanpaolo SpA	1.500%	4/10/24	EUR	2,543	2,446
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	2,982	2,814
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	2,817	2,670
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	5,300	5,280
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,272	1,210
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,351
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	5,087	4,743
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	1,983
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	5,087	4,528
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,633	5,734
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	7,017	6,298
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	13,409	11,359
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,539	3,700
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	400	345
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	1,545	1,315
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	7,000	4,920
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	3,724	2,606
Iren SpA	0.875%	11/4/24	EUR	2,323	2,155
Iren SpA	1.950%	9/19/25	EUR	3,092	2,874
Italgas SpA	0.875%	4/24/30	EUR	5,092	3,786
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,541	3,234
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,525	5,181
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	8,179	7,244
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	3,891
38

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	1,326	1,141
	Snam SpA	0.000%	5/12/24	EUR	1,545	1,445
	Snam SpA	0.875%	10/25/26	EUR	10,085	8,793
	Snam SpA	0.750%	6/20/29	EUR	4,400	3,356
	Snam SpA	0.750%	6/17/30	EUR	2,500	1,828
	Snam SpA	1.000%	9/12/34	EUR	4,090	2,576
	Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,944	4,364
	Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,798	5,629
	UniCredit SpA	1.250%	6/25/25	EUR	16,190	15,179
	UniCredit SpA	1.250%	6/16/26	EUR	8,944	8,081
	UniCredit SpA	0.375%	10/31/26	EUR	9,753	8,618
	UniCredit SpA	2.200%	7/22/27	EUR	12,535	10,956
	UniCredit SpA	0.850%	1/19/31	EUR	11,986	8,276
						512,441
Japan (0.3%)
	Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	3,541	3,294
	Central Nippon Expressway Co. Ltd.	0.040%	8/19/24	JPY	30,000	201
	Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	420,000	2,807
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	652
	Denso Corp.	0.315%	3/17/28	JPY	300,000	2,007
	East Japan Railway Co.	1.162%	9/15/28	GBP	6,119	5,536
	East Japan Railway Co.	4.875%	6/14/34	GBP	2,800	3,104
	East Japan Railway Co.	0.773%	9/15/34	EUR	1,509	1,051
	East Japan Railway Co.	1.104%	9/15/39	EUR	5,214	3,257
	East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	670,000	4,495
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	670,000	4,425
	East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	230,000	1,523
	East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	90,000	588
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	683
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	600,000	4,040
	JT International Financial Services BV	1.000%	11/26/29	EUR	5,745	4,357
	JT International Financial Services BV	2.750%	9/28/33	GBP	2,599	2,203
	JT International Financial Services BV	2.375%	4/7/81	EUR	5,087	4,310
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	46,000	310
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	89,000	596
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	125,000	837
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	359,000	2,394
	Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	327,000	2,119
	Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	187,000	1,198
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	102,000	694
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	34,000	229
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	91,000	599
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	100,000	677
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	9,726	9,119
	Mitsubishi UFJ Financial Group Inc.	2.264%	6/14/25	EUR	5,000	4,790
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	672
	Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	100,000	653
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	100,000	666
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	8,179	6,486
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	1,161	1,090
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	2,516	2,361
	Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	4,600	3,960
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	134,000	898
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,543	1,896
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	5,087	3,865
	Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	673
	Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	18,700	13,770
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	100,000	701
[3]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	1,129	1,091
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	5,087	4,569
[3]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	3,321	2,981
	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	6,524	5,431
[3]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,047	2,537
	NTT Finance Corp.	0.010%	3/3/25	EUR	7,580	6,973
	NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	670
	NTT Finance Corp.	0.399%	12/13/28	EUR	5,600	4,610
	NTT Finance Corp.	0.342%	3/3/30	EUR	7,490	5,873
	NTT Finance Corp.	0.380%	9/20/30	JPY	3,100,000	20,584
	NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,334
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Panasonic Corp.	0.934%	3/19/25	JPY	500,000	3,417
Panasonic Corp.	0.470%	9/18/26	JPY	800,000	5,400
Shoko Chukin Bank Ltd.	0.080%	7/27/26	JPY	230,000	1,540
Shoko Chukin Bank Ltd.	0.090%	9/25/26	JPY	750,000	5,022
Shoko Chukin Bank Ltd.	0.220%	4/27/27	JPY	370,000	2,485
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	10,567	9,551
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	5,087	4,525
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,541	2,852
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	700,000	4,726
Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	100	94
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,745	5,187
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,635	4,277
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	9,232	7,752
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,419	4,170
Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	7,127	5,892
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	20,014	18,568
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,364	3,070
Toyota Motor Finance Netherlands BV	3.070%	10/27/25	EUR	3,724	3,330
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	560,000	3,704
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,260,000	8,457
					270,458
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,107	802
Acef Holding SCA	1.250%	4/26/30	EUR	5,914	3,720
ArcelorMittal SA	1.750%	11/19/25	EUR	2,014	1,818
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,396
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	800	541
Bevco Lux Sarl	1.000%	1/16/30	EUR	2,214	1,515
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	3,529	2,800
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,840	3,746
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	2,800	2,387
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	8,728	6,372
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	2,800	2,273
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	2,800	2,559
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,000	2,949
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,400	971
Eurofins Scientific SE	3.750%	7/17/26	EUR	5,600	5,533
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,601	1,403
Logicor Financing Sarl	1.625%	7/15/27	EUR	5,087	3,910
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,980	4,710
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,914	2,283
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	2,500	2,387
P3 Group Sarl	0.875%	1/26/26	EUR	3,700	2,858
P3 Group Sarl	1.625%	1/26/29	EUR	900	579
Prologis International Funding II SA	1.750%	3/15/28	EUR	6,125	5,331
Prologis International Funding II SA	0.875%	7/9/29	EUR	3,042	2,370
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	2,590
Prologis International Funding II SA	1.625%	6/17/32	EUR	4,819	3,466
SELP Finance Sarl	1.500%	12/20/26	EUR	7,448	6,023
SES SA	0.875%	11/4/27	EUR	1,590	1,273
SES SA	2.000%	7/2/28	EUR	1,900	1,570
					81,135
Mexico (0.0%)
America Movil SAB de CV	1.500%	3/10/24	EUR	283	272
America Movil SAB de CV	5.000%	10/27/26	GBP	1,161	1,289
America Movil SAB de CV	0.750%	6/26/27	EUR	2,159	1,869
America Movil SAB de CV	2.125%	3/10/28	EUR	2,599	2,354
America Movil SAB de CV	5.750%	6/28/30	GBP	1,990	2,265
America Movil SAB de CV	4.948%	7/22/33	GBP	900	959
America Movil SAB de CV	4.375%	8/7/41	GBP	3,096	2,954
					11,962
Netherlands (1.0%)
ABN AMRO Bank NV	2.500%	11/29/23	EUR	2,101	2,068
ABN AMRO Bank NV	0.875%	1/15/24	EUR	3,092	2,972
ABN AMRO Bank NV	2.375%	1/23/24	EUR	8,399	8,275
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,700	15,524
ABN AMRO Bank NV	0.875%	1/14/26	EUR	500	464
ABN AMRO Bank NV	0.600%	1/15/27	EUR	7,600	6,535
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	0.500%	9/23/29	EUR	5,000	3,840
ABN AMRO Bank NV	1.500%	9/30/30	EUR	11,107	9,774
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,341
ABN AMRO Bank NV	3.000%	6/1/32	EUR	900	791
ABN AMRO Bank NV	1.000%	6/2/33	EUR	6,000	4,245
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,300	5,983
ABN AMRO Bank NV	0.375%	1/14/35	EUR	20,400	14,378
ABN AMRO Bank NV	1.375%	1/12/37	EUR	11,100	8,626
ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,800	1,385
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	1,799
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,000	5,997
Aegon Bank NV	0.375%	11/21/56	EUR	5,000	4,695
Aegon Bank NV	0.750%	6/27/59	EUR	1,200	1,069
Aegon NV	1.000%	12/8/23	EUR	323	312
Aegon NV	6.625%	12/16/39	GBP	444	563
Aegon NV	4.000%	4/25/44	EUR	10,996	10,609
Akzo Nobel NV	1.750%	11/7/24	EUR	1,875	1,807
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	1,858
Akzo Nobel NV	1.500%	3/28/28	EUR	4,000	3,453
Akzo Nobel NV	1.625%	4/14/30	EUR	4,600	3,701
Alliander NV	2.875%	6/14/24	EUR	300	296
Alliander NV	0.375%	6/10/30	EUR	6,316	4,997
ASML Holding NV	1.375%	7/7/26	EUR	10,525	9,811
ASML Holding NV	1.625%	5/28/27	EUR	667	617
ASML Holding NV	0.625%	5/7/29	EUR	2,214	1,848
ASR Nederland NV	5.125%	9/29/45	EUR	1,545	1,489
ASR Nederland NV	3.375%	5/2/49	EUR	3,862	3,143
ASR Nederland NV	5.000%	9/30/49	EUR	3,000	2,889
Athora Netherlands NV	2.250%	7/15/31	EUR	3,962	3,177
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	2,000	2,092
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	5,248	5,333
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,971	2,767
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	300	188
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,530	3,675
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,254	2,055
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,500	19,441
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,967	8,525
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	19,600	16,576
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	16,600	14,744
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	9,100	7,733
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	7,500	7,116
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,000	4,346
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	4,812	4,824
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,642	3,972
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,800	3,172
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,400	2,637
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,027
Cooperatieve Rabobank UA	0.010%	11/27/40	EUR	1,400	782
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	484	576
CTP NV	2.125%	10/1/25	EUR	300	239
CTP NV	0.875%	1/20/26	EUR	1,200	943
CTP NV	0.625%	9/27/26	EUR	543	402
CTP NV	0.750%	2/18/27	EUR	5,214	3,536
CTP NV	1.250%	6/21/29	EUR	3,200	1,887
CTP NV	1.500%	9/27/31	EUR	704	367
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,383
de Volksbank NV	0.250%	6/22/26	EUR	3,000	2,553
de Volksbank NV	2.375%	5/4/27	EUR	9,300	8,512
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,239
de Volksbank NV	0.375%	3/3/28	EUR	3,700	2,926
de Volksbank NV	0.750%	10/24/31	EUR	2,543	2,049
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	5,504
Euronext NV	1.125%	6/12/29	EUR	10,300	8,410
Euronext NV	1.500%	5/17/41	EUR	2,800	1,633
EXOR NV	1.750%	1/18/28	EUR	2,708	2,417
EXOR NV	2.250%	4/29/30	EUR	5,053	4,270
Heineken NV	1.500%	12/7/24	EUR	2,599	2,482
Heineken NV	1.625%	3/30/25	EUR	4,090	3,897
Heineken NV	2.875%	8/4/25	EUR	3,037	2,980
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heineken NV	1.375%	1/29/27	EUR	5,142	4,689
Heineken NV	1.500%	10/3/29	EUR	400	347
Heineken NV	2.250%	3/30/30	EUR	7,631	6,887
Heineken NV	1.750%	5/7/40	EUR	4,471	3,038
ING Bank NV	0.875%	4/11/28	EUR	7,900	6,997
ING Bank NV	0.125%	12/8/32	EUR	15,700	11,901
ING Groep NV	1.000%	9/20/23	EUR	3,000	2,901
ING Groep NV	2.125%	1/10/26	EUR	8,400	7,833
ING Groep NV	3.000%	2/18/26	GBP	5,400	5,659
ING Groep NV	1.250%	2/16/27	EUR	23,000	20,445
ING Groep NV	0.375%	9/29/28	EUR	27,700	22,251
ING Groep NV	2.500%	2/15/29	EUR	5,000	4,754
ING Groep NV	0.250%	2/18/29	EUR	11,800	9,215
ING Groep NV	1.625%	9/26/29	EUR	13,500	12,402
ING Groep NV	0.250%	2/1/30	EUR	2,500	1,869
ING Groep NV	1.000%	11/13/30	EUR	5,000	4,292
ING Groep NV	1.750%	2/16/31	EUR	4,500	3,614
JDE Peet's NV	0.625%	2/9/28	EUR	5,700	4,592
JDE Peet's NV	0.500%	1/16/29	EUR	7,500	5,699
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	92
Koninklijke DSM NV	2.375%	4/3/24	EUR	832	812
Koninklijke DSM NV	1.000%	4/9/25	EUR	1,656	1,545
Koninklijke DSM NV	0.750%	9/28/26	EUR	9,400	8,281
Koninklijke DSM NV	0.250%	6/23/28	EUR	3,000	2,426
Koninklijke DSM NV	0.625%	6/23/32	EUR	7,500	5,394
Koninklijke KPN NV	0.625%	4/9/25	EUR	5,000	4,625
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,771	1,987
Koninklijke KPN NV	0.875%	12/14/32	EUR	1,900	1,367
Koninklijke Philips NV	0.500%	5/22/26	EUR	100	89
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,925	3,363
Koninklijke Philips NV	2.000%	3/30/30	EUR	5,087	4,272
LeasePlan Corp. NV	3.500%	4/9/25	EUR	3,724	3,567
LeasePlan Corp. NV	2.125%	5/6/25	EUR	4,600	4,246
LeasePlan Corp. NV	0.250%	2/23/26	EUR	7,109	6,018
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	6,700	6,121
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	2,900	2,299
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	3,800	3,518
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	5,600	5,359
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	400	378
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,403	5,851
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,545	1,129
NIBC Bank NV	3.125%	11/15/23	GBP	6,000	6,682
NIBC Bank NV	0.875%	7/8/25	EUR	11,800	10,522
NIBC Bank NV	0.625%	6/1/26	EUR	5,900	5,367
NIBC Bank NV	0.250%	9/9/26	EUR	9,000	7,393
NIBC Bank NV	0.500%	3/19/27	EUR	7,700	6,823
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,191
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	3,987
NIBC Bank NV	0.125%	4/21/31	EUR	19,700	15,051
NN Group NV	1.625%	6/1/27	EUR	230	206
NN Group NV	4.625%	4/8/44	EUR	1,800	1,750
NN Group NV	4.625%	1/13/48	EUR	11,809	10,693
NN Group NV	4.375%	6/29/49	EUR	13,003	12,514
NN Group NV	4.500%	7/15/49	EUR	5,700	5,338
PostNL NV	1.000%	11/21/24	EUR	943	881
PostNL NV	0.625%	9/23/26	EUR	2,543	2,235
Royal Schiphol Group NV	0.000%	4/22/25	EUR	922	832
Royal Schiphol Group NV	2.000%	4/6/29	EUR	18,454	16,306
Shell International Finance BV	1.125%	4/7/24	EUR	5,361	5,162
Shell International Finance BV	0.375%	2/15/25	EUR	12,052	11,211
Shell International Finance BV	1.625%	1/20/27	EUR	12,506	11,550
Shell International Finance BV	0.125%	11/8/27	EUR	2,543	2,154
Shell International Finance BV	1.250%	5/12/28	EUR	3,678	3,247
Shell International Finance BV	0.750%	8/15/28	EUR	5,087	4,339
Shell International Finance BV	1.000%	12/10/30	GBP	1,729	1,459
Shell International Finance BV	1.875%	4/7/32	EUR	7,587	6,491
Shell International Finance BV	0.875%	11/8/39	EUR	6,032	3,617
Shell International Finance BV	1.750%	9/10/52	GBP	2,543	1,472
Stedin Holding NV	0.875%	10/24/25	EUR	19,050	17,411
42

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stedin Holding NV	0.500%	11/14/29	EUR	2,543	2,011
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,233
TenneT Holding BV	1.000%	6/13/26	EUR	100	91
TenneT Holding BV	1.375%	6/5/28	EUR	14,435	12,698
TenneT Holding BV	1.375%	6/26/29	EUR	5,374	4,568
TenneT Holding BV	0.875%	6/3/30	EUR	2,000	1,597
TenneT Holding BV	0.500%	6/9/31	EUR	6,000	4,464
TenneT Holding BV	0.125%	11/30/32	EUR	500	336
TenneT Holding BV	1.250%	10/24/33	EUR	778	575
TenneT Holding BV	0.875%	6/16/35	EUR	7,300	4,911
TenneT Holding BV	1.875%	6/13/36	EUR	1,263	946
TenneT Holding BV	1.500%	6/3/39	EUR	6,768	4,496
TenneT Holding BV	0.500%	11/30/40	EUR	6,084	3,224
TenneT Holding BV	1.125%	6/9/41	EUR	3,200	1,907
TenneT Holding BV	2.750%	5/17/42	EUR	6,400	5,003
Universal Music Group NV	3.000%	6/30/27	EUR	4,300	4,094
Vesteda Finance BV	1.500%	5/24/27	EUR	2,094	1,816
Vesteda Finance BV	0.750%	10/18/31	EUR	2,214	1,557
VIA Outlets BV	1.750%	11/15/28	EUR	2,000	1,450
					774,526
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	13,124	10,777
ASB Finance Ltd.	0.625%	10/18/24	EUR	1,888	1,783
ASB Finance Ltd.	0.750%	10/9/25	EUR	2,543	2,352
ASB Finance Ltd.	0.250%	5/21/31	EUR	30,301	23,228
Bank of New Zealand	2.552%	6/29/27	EUR	17,456	16,730
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	7,631	7,076
Chorus Ltd.	3.625%	9/7/29	EUR	2,000	1,923
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	608	728
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	683	639
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	100	60
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	5,087	4,893
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	2,950	2,897
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	4,090	3,841
					76,927
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	2,800	2,222
Avinor A/S	1.000%	4/29/25	EUR	100	94
DNB Bank ASA	2.625%	6/10/26	GBP	18,700	20,024
DNB Bank ASA	4.000%	8/17/27	GBP	9,000	9,623
DNB Bank ASA	0.375%	1/18/28	EUR	2,800	2,409
DNB Bank ASA	0.250%	2/23/29	EUR	10,000	8,030
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	5,087	4,787
DNB Boligkreditt A/S	0.625%	6/19/25	EUR	100	93
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,631	7,014
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	19,524	17,408
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	778	726
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	15,943	13,402
Equinor ASA	2.875%	9/10/25	EUR	10,384	10,236
Equinor ASA	0.750%	5/22/26	EUR	482	439
Equinor ASA	0.750%	11/9/26	EUR	7,347	6,635
Equinor ASA	1.250%	2/17/27	EUR	10,219	9,347
Equinor ASA	6.125%	11/27/28	GBP	149	178
Equinor ASA	6.875%	3/11/31	GBP	3,673	4,692
Equinor ASA	1.375%	5/22/32	EUR	10,083	8,252
Equinor ASA	1.625%	2/17/35	EUR	2,599	2,044
Equinor ASA	1.625%	11/9/36	EUR	996	754
Equinor ASA	4.250%	4/10/41	GBP	2,657	2,639
Norsk Hydro ASA	1.125%	4/11/25	EUR	558	513
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	12,900	11,934
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	4,600	4,146
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	5,087	4,555
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	21,272	18,965
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	5,087	4,422
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	5,087	4,078
SpareBank 1 Boligkreditt AS	1.750%	5/11/32	EUR	15,000	13,022
SpareBank 1 SMN	0.010%	2/18/28	EUR	5,053	4,051
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	2,094	1,985
43

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Sparebanken Vest Boligkreditt A/S	0.375%	2/14/24	EUR	15,943	15,296
	Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	5,087	4,790
	Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	26,726	24,415
	SR-Boligkreditt A/S	0.375%	10/3/24	EUR	9,836	9,280
	SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	13,068
	Statkraft A/S	1.125%	3/20/25	EUR	7,631	7,175
	Statkraft A/S	1.500%	3/26/30	EUR	1,387	1,184
	Statnett SF	0.875%	3/8/25	EUR	792	741
	Statnett SF	1.250%	4/26/30	EUR	2,023	1,681
	Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	2,804	1,918
	Telenor ASA	2.500%	5/22/25	EUR	1,216	1,171
	Telenor ASA	0.750%	5/31/26	EUR	8,289	7,452
	Telenor ASA	1.125%	5/31/29	EUR	6,836	5,778
						292,668
Poland (0.0%)
	ORLEN Capital AB	2.500%	6/7/23	EUR	2,927	2,875
Portugal (0.1%)
	Banco Santander Totta SA	0.875%	4/25/24	EUR	100	96
	Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,164
	Brisa-Concessao Rodoviaria SA	2.000%	3/22/23	EUR	100	98
	Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,800	6,485
	Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	7,000	5,488
	EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,400	7,598
	EDP Finance BV	8.625%	1/4/24	GBP	4,591	5,481
	EDP Finance BV	1.125%	2/12/24	EUR	5,855	5,627
	EDP Finance BV	2.000%	4/22/25	EUR	8,189	7,788
	EDP Finance BV	1.625%	1/26/26	EUR	9,251	8,570
	EDP Finance BV	0.375%	9/16/26	EUR	5,087	4,447
	EDP Finance BV	1.500%	11/22/27	EUR	1,477	1,312
	Energias de Portugal SA	2.875%	6/1/26	EUR	10,300	9,883
	Ren Finance BV	1.750%	1/18/28	EUR	1,354	1,208
						68,245
Romania (0.0%)
	NE Property BV	1.875%	10/9/26	EUR	3,092	2,420
	NE Property BV	3.375%	7/14/27	EUR	1,107	854
	NE Property BV	2.000%	1/20/30	EUR	1,000	651
						3,925
Singapore (0.1%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	5,635	5,408
	DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	500	344
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	5,087	4,752
	Temasek Financial I Ltd.	0.500%	11/20/31	EUR	11,171	8,450
	Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,266	3,764
	Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,556	1,592
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	6,359	5,957
	United Overseas Bank Ltd.	0.100%	5/25/29	EUR	14,452	11,722
						41,989
South Africa (0.0%)
	Anglo American Capital plc	1.625%	9/18/25	EUR	150	138
	Anglo American Capital plc	1.625%	3/11/26	EUR	3,885	3,531
						3,669
South Korea (0.0%)
[3]	LG Chem Ltd.	0.500%	4/15/23	EUR	503	492
Spain (0.7%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	5,100	5,047
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	95
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	1,814
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	400	361
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,511
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	700	599
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,400	3,059
	Abertis Infraestructuras SA	1.250%	2/7/28	EUR	6,200	5,149
	Abertis Infraestructuras SA	2.250%	3/29/29	EUR	8,500	7,218
	Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,800	1,539
	Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,300
44

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	2,800	2,152
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	1,900	1,708
Amadeus IT Group SA	1.875%	9/24/28	EUR	3,700	3,221
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	16,400	17,154
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,011
Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	1,500	1,440
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	1,500	1,468
Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	1,500	1,398
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,500	3,538
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,600	6,896
Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	5,300	4,478
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	9,000	7,826
Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	EUR	9,700	9,231
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	10,700	9,410
Banco de Sabadell SA	1.625%	3/7/24	EUR	9,500	9,099
Banco de Sabadell SA	0.625%	6/10/24	EUR	15,600	14,862
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,000	7,065
Banco Santander SA	1.375%	7/31/24	GBP	2,000	2,149
Banco Santander SA	1.125%	11/27/24	EUR	7,300	6,952
Banco Santander SA	0.463%	12/5/24	JPY	1,000,000	6,664
Banco Santander SA	1.125%	1/17/25	EUR	2,000	1,866
Banco Santander SA	2.500%	3/18/25	EUR	4,900	4,654
Banco Santander SA	1.000%	4/7/25	EUR	21,900	20,649
Banco Santander SA	1.375%	1/5/26	EUR	3,000	2,708
Banco Santander SA	1.500%	1/25/26	EUR	13,300	12,539
Banco Santander SA	3.875%	2/6/26	EUR	300	304
Banco Santander SA	3.250%	4/4/26	EUR	4,700	4,440
Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,336
Banco Santander SA	0.500%	2/4/27	EUR	2,500	2,097
Banco Santander SA	0.500%	3/24/27	EUR	9,200	7,964
Banco Santander SA	4.625%	5/4/27	EUR	8,100	8,518
Banco Santander SA	2.375%	9/8/27	EUR	15,000	14,325
Banco Santander SA	2.125%	2/8/28	EUR	1,200	1,035
Banco Santander SA	0.200%	2/11/28	EUR	3,700	3,017
Banco Santander SA	0.310%	6/9/28	CHF	4,335	3,735
Banco Santander SA	1.125%	10/25/28	EUR	2,600	2,286
Banco Santander SA	1.625%	10/22/30	EUR	8,000	5,963
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,111
Banco Santander SA	0.100%	2/27/32	EUR	8,000	5,838
Banco Santander SA	2.000%	11/27/34	EUR	5,900	4,999
Bankinter SA	1.000%	2/5/25	EUR	4,200	3,970
Bankinter SA	1.250%	2/7/28	EUR	400	359
CaixaBank SA	2.375%	2/1/24	EUR	3,300	3,208
CaixaBank SA	2.625%	3/21/24	EUR	2,800	2,758
CaixaBank SA	1.125%	5/17/24	EUR	4,000	3,815
CaixaBank SA	4.000%	2/3/25	EUR	6,200	6,258
CaixaBank SA	3.875%	2/17/25	EUR	8,600	8,653
CaixaBank SA	0.625%	3/27/25	EUR	9,100	8,501
CaixaBank SA	1.000%	9/25/25	EUR	5,700	5,312
CaixaBank SA	1.125%	3/27/26	EUR	5,000	4,483
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,196
CaixaBank SA	0.750%	7/9/26	EUR	12,500	10,932
CaixaBank SA	0.750%	7/10/26	EUR	8,800	7,952
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,158
CaixaBank SA	1.250%	1/11/27	EUR	400	366
CaixaBank SA	1.000%	1/17/28	EUR	5,200	4,597
CaixaBank SA	0.750%	5/26/28	EUR	9,100	7,434
CaixaBank SA	2.250%	4/17/30	EUR	12,100	10,744
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,440
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,100	2,905
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	1,800	1,692
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	500	503
Criteria Caixa SA	0.875%	10/28/27	EUR	3,100	2,585
Enagas Financiaciones SA	1.000%	3/25/23	EUR	100	98
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,600	2,440
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	87
Eurocaja Rural SCC	0.875%	5/27/24	EUR	2,500	2,392
FCC Aqualia SA	2.629%	6/8/27	EUR	1,107	987
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	2,500	2,435
45

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	2,300	2,699
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	1,500	1,448
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	200	189
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,000	5,616
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	1,900	1,688
Iberdrola International BV	1.875%	10/8/24	EUR	200	194
Iberdrola International BV	0.375%	9/15/25	EUR	8,400	7,722
Iberdrola International BV	1.125%	4/21/26	EUR	2,100	1,954
Iberdrola International BV	1.874%	Perpetual	EUR	15,200	12,943
Iberdrola International BV	2.250%	Perpetual	EUR	1,500	1,134
Iberdrola International BV	3.250%	Perpetual	EUR	2,200	2,060
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,200	2,068
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	3,808
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	1,819
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	1,400	1,123
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	2,300	1,900
Lar Espana Real Estate Socimi SA	1.843%	11/3/28	EUR	1,500	944
Mapfre SA	1.625%	5/19/26	EUR	900	818
Mapfre SA	4.375%	3/31/47	EUR	2,200	1,974
Mapfre SA	4.125%	9/7/48	EUR	3,500	2,999
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,906	4,474
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	6,600	4,675
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	1,858
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	2,200	2,092
Naturgy Finance BV	2.875%	3/11/24	EUR	2,000	1,953
Naturgy Finance BV	0.875%	5/15/25	EUR	1,600	1,465
Naturgy Finance BV	1.250%	4/19/26	EUR	4,500	4,047
Naturgy Finance BV	1.375%	1/19/27	EUR	100	88
Naturgy Finance BV	1.500%	1/29/28	EUR	1,300	1,131
Naturgy Finance BV	0.750%	11/28/29	EUR	3,100	2,416
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	5,361	4,722
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,300	4,422
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	10,100	10,606
Prosegur Cash SA	1.375%	2/4/26	EUR	700	626
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	200	189
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	400	368
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	400	365
Redexis Gas Finance BV	1.875%	5/28/25	EUR	3,000	2,781
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,104	1,840
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	3,100	2,191
Repsol International Finance BV	2.250%	12/10/26	EUR	5,100	4,826
Repsol International Finance BV	0.250%	8/2/27	EUR	700	601
Santander Consumer Finance SA	1.000%	2/27/24	EUR	5,600	5,358
Santander Consumer Finance SA	0.375%	6/27/24	EUR	5,000	4,696
Santander Consumer Finance SA	0.375%	1/17/25	EUR	4,500	4,144
Santander Consumer Finance SA	0.500%	1/14/27	EUR	9,300	7,981
Telefonica Emisiones SA	1.069%	2/5/24	EUR	8,900	8,598
Telefonica Emisiones SA	5.375%	2/2/26	GBP	593	665
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	1,850
Telefonica Emisiones SA	1.447%	1/22/27	EUR	8,000	7,266
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	364
Telefonica Emisiones SA	1.788%	3/12/29	EUR	1,300	1,143
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,700	1,861
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,700	5,300
Telefonica Emisiones SA	0.664%	2/3/30	EUR	3,400	2,692
Telefonica Emisiones SA	2.592%	5/25/31	EUR	8,400	7,490
Telefonica Emisiones SA	1.807%	5/21/32	EUR	9,000	7,248
Telefonica Emisiones SA	1.864%	7/13/40	EUR	4,000	2,661
Telefonica Europe BV	5.875%	2/14/33	EUR	2,680	2,961
Unicaja Banco SA	4.500%	6/30/25	EUR	1,000	980
Unicaja Banco SA	1.000%	12/1/26	EUR	2,300	1,983
					566,135
Sweden (1.0%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	6,030	5,583
Akelius Residential Property AB	1.750%	2/7/25	EUR	723	651
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,545	1,577
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	2,995	2,144
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,938	3,946
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	900	750
46

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Atlas Copco AB	0.625%	8/30/26	EUR	330	295
Balder Finland OYJ	1.375%	5/24/30	EUR	2,429	1,333
Castellum Helsinki Finance Holding Abp	2.000%	3/24/25	EUR	3,000	2,517
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	1,670	973
Danske Hypotek AB	1.000%	12/21/22	SEK	101,000	9,135
Danske Hypotek AB	1.000%	12/17/25	SEK	232,000	19,466
EQT AB	2.375%	4/6/28	EUR	3,500	2,942
EQT AB	2.875%	4/6/32	EUR	4,600	3,508
Essity AB	1.125%	3/27/24	EUR	832	797
Essity AB	1.625%	3/30/27	EUR	778	708
Essity AB	0.250%	2/8/31	EUR	6,316	4,542
Fastighets AB Balder	1.875%	3/14/25	EUR	100	81
Fastighets AB Balder	1.875%	1/23/26	EUR	4,539	3,494
Fastighets AB Balder	1.125%	1/29/27	EUR	700	469
Fastighets AB Balder	1.250%	1/28/28	EUR	2,843	1,812
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	4,248	3,274
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	3,009	2,149
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	1,800	1,128
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	7,132	4,231
Investor AB	0.375%	10/29/35	EUR	6,500	4,115
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	667	639
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	81,500	7,137
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	413,000	32,947
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,543	2,392
Nordea Hypotek AB	1.000%	9/18/24	SEK	694,400	60,508
Nordea Hypotek AB	0.500%	9/16/26	SEK	74,700	6,052
Nordea Hypotek AB	1.000%	6/16/27	SEK	334,000	26,739
Sagax AB	2.250%	3/13/25	EUR	1,509	1,360
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	2,214	1,503
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	1,900	1,232
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	2,500	1,971
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	3,587	2,242
Sandvik AB	2.125%	6/7/27	EUR	6,050	5,532
SBB Treasury OYJ	0.750%	12/14/28	EUR	2,287	1,223
SBB Treasury OYJ	1.125%	11/26/29	EUR	4,000	2,154
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	100,000	8,862
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	22,000	1,905
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	568,000	47,665
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	10,275	9,355
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,641	3,088
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	503	445
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	6,000	4,827
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	16,226	15,452
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	5,087	3,932
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	74,000	5,500
SKF AB	0.250%	2/15/31	EUR	2,906	2,092
Stadshypotek AB	0.375%	2/21/24	EUR	3,485	3,342
Stadshypotek AB	1.500%	3/1/24	SEK	177,000	15,700
Stadshypotek AB	1.500%	12/3/24	SEK	620,000	54,043
Stadshypotek AB	0.500%	7/11/25	EUR	1,545	1,434
Stadshypotek AB	0.375%	3/13/26	EUR	16,996	15,445
Stadshypotek AB	0.500%	6/1/26	SEK	566,000	45,956
Stadshypotek AB	0.125%	10/5/26	EUR	400	354
Stadshypotek AB	1.000%	3/1/27	SEK	232,000	18,742
Stadshypotek AB	0.750%	11/1/27	EUR	3,541	3,139
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,116
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	2,543	2,388
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	9,640	9,039
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	5,142	4,394
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	6,500	5,413
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	8,237	7,796
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	5,087	3,837
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	2,000	2,074
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	176,000	15,429
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	5,635	5,284
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	382,000	32,167
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,543	2,350
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,071
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	418	377
47

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	23,183
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	20,938
Swedbank AB	0.750%	5/5/25	EUR	3,092	2,858
Swedbank AB	0.250%	11/2/26	EUR	5,233	4,524
Swedbank AB	0.300%	5/20/27	EUR	11,538	9,919
Swedbank AB	1.000%	11/22/27	EUR	3,037	2,994
Swedbank AB	1.375%	12/8/27	GBP	1,289	1,228
Swedbank AB	0.200%	1/12/28	EUR	14,841	11,850
Swedbank Hypotek AB	1.000%	12/20/23	SEK	204,200	18,056
Swedbank Hypotek AB	0.400%	5/8/24	EUR	2,543	2,426
Swedbank Hypotek AB	1.000%	9/18/24	SEK	465,000	40,301
Swedbank Hypotek AB	0.500%	2/5/26	EUR	5,087	4,649
Swedbank Hypotek AB	1.375%	5/31/27	EUR	18,800	17,299
Tele2 AB	1.125%	5/15/24	EUR	4,254	4,058
Tele2 AB	2.125%	5/15/28	EUR	1,692	1,528
Tele2 AB	0.750%	3/23/31	EUR	704	535
Telia Co. AB	3.625%	2/14/24	EUR	100	99
Telia Co. AB	3.875%	10/1/25	EUR	1,046	1,048
Telia Co. AB	3.000%	9/7/27	EUR	100	96
Telia Co. AB	0.125%	11/27/30	EUR	5,745	4,252
Telia Co. AB	2.125%	2/20/34	EUR	6,139	5,045
Telia Co. AB	1.625%	2/23/35	EUR	1,900	1,444
Telia Co. AB	1.375%	5/11/81	EUR	1,900	1,629
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,690
Vattenfall AB	0.050%	10/15/25	EUR	3,037	2,723
Vattenfall AB	6.875%	4/15/39	GBP	2,543	3,308
Volvo Treasury AB	2.000%	8/19/27	EUR	7,000	6,433
					790,377
Switzerland (1.0%)
ABB Finance BV	0.000%	1/19/30	EUR	8,984	6,753
Adecco International Financial Services BV	1.000%	12/2/24	EUR	448	420
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	5,897
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	4,300	3,742
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	4,539	4,258
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	18,293	16,882
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	996	830
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,545	2,261
Basler Kantonalbank	0.300%	6/22/27	CHF	2,290	2,137
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,763	2,637
Credit Suisse AG	0.250%	1/5/26	EUR	11,200	9,609
Credit Suisse AG	1.500%	4/10/26	EUR	418	369
Credit Suisse Group AG	1.250%	7/17/25	EUR	3,541	3,219
Credit Suisse Group AG	2.125%	9/12/25	GBP	7,347	7,627
Credit Suisse Group AG	3.250%	4/2/26	EUR	19,003	17,582
Credit Suisse Group AG	1.000%	6/24/27	EUR	12,852	10,472
Credit Suisse Group AG	0.650%	1/14/28	EUR	14,875	11,585
Credit Suisse Group AG	2.250%	6/9/28	GBP	5,179	4,720
Credit Suisse Group AG	0.650%	9/10/29	EUR	9,777	6,771
Credit Suisse Group AG	0.625%	1/18/33	EUR	13,100	7,705
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,810	5,397
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	5,892	5,066
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	8,701	7,833
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	5,087	4,571
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	5,087	4,272
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	5,087	4,487
Helvetia Europe SA	2.750%	9/30/41	EUR	2,743	2,041
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	2,872	2,818
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	200	191
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	2,214	1,897
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	5,288	4,665
Holcim Finance Luxembourg SA	0.625%	4/6/30	EUR	2,214	1,608
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	5,101	3,629
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,631	5,250
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	1,900	1,223
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	518	449
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	900	679
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	4,080	4,077
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	9,300	7,618
Novartis AG	0.625%	11/13/29	CHF	1,395	1,268
48

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Novartis Finance SA	1.625%	11/9/26	EUR	2,543	2,380
Novartis Finance SA	0.625%	9/20/28	EUR	100	86
Novartis Finance SA	1.375%	8/14/30	EUR	4,144	3,558
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	1,780	1,804
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	4,080	4,085
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	2,545	2,504
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,400	5,376
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,545	2,463
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	4,080	3,931
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	6,065	6,256
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,455	5,178
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,525	1,593
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	13,920	13,135
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	1,015	1,051
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,750	12,039
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	16,275	15,063
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	4,080	3,818
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,545	2,351
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	14,280	12,970
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,645	7,150
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	22,465	20,750
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,820	3,423
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,645	7,011
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	1,015	983
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	16,305	14,321
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	9,155	7,967
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	5,100	4,514
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	1,015	994
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,780	1,593
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,715	4,018
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	17,605	17,507
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	6,510	5,520
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,820	3,484
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,200	5,309
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	9,715	8,021
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,545	2,202
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,925	8,437
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	10,706
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	8,405
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	16,015	13,837
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,545	2,078
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,060	1,587
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,035	1,659
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,800	2,353
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	18,600	13,905
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,235	3,185
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,545	2,319
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,195	3,181
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	5,100	3,608
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	7,645	7,526
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	505	501
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	16,585	16,239
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	1,120	1,107
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	7,645	7,452
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,545	2,480
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,525	1,547
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,320	7,044
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,570	3,575
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	5,100	4,791
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	7,480	6,982
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	4,080	4,033
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	620	574
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	8,975	8,175
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/28	CHF	20,000	18,507
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,545	2,434
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	17,685	16,050
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	5,960	5,837
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	12,240	11,314
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,545	2,300
49

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	19,060	16,477
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,925	7,991
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,845	4,332
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,820	3,315
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,070	12,822
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	5,100	4,439
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	6,058
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	3,055	2,560
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	8,000	6,293
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,645	6,004
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,630	5,472
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	14,965	11,267
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,545	2,039
Richemont International Holding SA	1.000%	3/26/26	EUR	7,850	7,246
Richemont International Holding SA	1.125%	5/26/32	EUR	6,316	5,009
Richemont International Holding SA	2.000%	3/26/38	EUR	7,850	5,993
Richemont International Holding SA	1.625%	5/26/40	EUR	5,087	3,453
Roche Finance Europe BV	0.875%	2/25/25	EUR	484	462
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	4,600	4,067
St. Galler Kantonalbank	0.500%	6/24/25	CHF	2,790	2,714
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	4,570
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	4,300	3,393
Swisscom AG	1.750%	7/10/24	CHF	1,015	1,017
Tyco Electronics Group SA	0.000%	2/14/25	EUR	3,156	2,900
Tyco Electronics Group SA	0.000%	2/16/29	EUR	4,644	3,608
UBS AG	0.500%	3/31/31	EUR	6,400	4,771
UBS Group AG	2.125%	3/4/24	EUR	200	194
UBS Group AG	1.500%	11/30/24	EUR	4,025	3,836
UBS Group AG	1.250%	4/17/25	EUR	10,723	10,124
UBS Group AG	0.250%	1/29/26	EUR	2,543	2,290
UBS Group AG	1.250%	9/1/26	EUR	13,541	11,947
UBS Group AG	0.250%	2/24/28	EUR	11,216	8,874
UBS Group AG	0.250%	11/5/28	EUR	20,041	15,959
UBS Group AG	0.875%	11/3/31	EUR	3,824	2,775
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,545	2,433
Zuercher Kantonalbank	0.125%	5/13/26	CHF	835	791
Zurich Finance Ireland DAC	5.125%	11/23/52	GBP	2,000	2,027
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,631	5,071
					817,244
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	300	274
DP World Ltd.	4.250%	9/25/30	GBP	996	1,041
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,570	973
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,170	634
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	5,855	5,580
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	2,053	1,779
MDGH - GMTN BV	6.875%	3/14/26	GBP	415	482
MDGH - GMTN BV	1.000%	3/10/34	EUR	2,000	1,357
					12,120
United Kingdom (2.3%)
3i Group plc	5.750%	12/3/32	GBP	2,561	2,838
3i Group plc	3.750%	6/5/40	GBP	1,300	1,039
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,102	3,162
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	996	1,091
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	421
ABP Finance plc	6.250%	12/14/26	GBP	2,159	2,507
Admiral Group plc	5.500%	7/25/24	GBP	1,216	1,359
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	723	684
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	3,731	4,344
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,269	2,350
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,543	2,606
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,366	1,213
Anchor Hanover Group	2.000%	7/21/51	GBP	1,509	914
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	2,389	2,494
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	1,619	1,810
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,175	3,215
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,432	1,567
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	373	451
50

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,300	897
Annington Funding plc	1.650%	7/12/24	EUR	1,985	1,857
Annington Funding plc	2.646%	7/12/25	GBP	1,545	1,603
Annington Funding plc	3.184%	7/12/29	GBP	3,005	2,776
Annington Funding plc	3.685%	7/12/34	GBP	3,705	3,259
Annington Funding plc	3.935%	7/12/47	GBP	2,987	2,401
Arqiva Financing plc	4.882%	12/31/32	GBP	2,465	2,663
Artesian Finance II plc	6.000%	9/30/33	GBP	1,395	1,710
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,897	2,020
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,053	2,210
Assura Financing plc	1.625%	6/30/33	GBP	900	665
Aster Treasury plc	4.500%	12/18/43	GBP	1,381	1,401
AstraZeneca plc	0.750%	5/12/24	EUR	9,300	8,874
AstraZeneca plc	1.250%	5/12/28	EUR	100	88
AstraZeneca plc	0.375%	6/3/29	EUR	14,000	11,416
AstraZeneca plc	5.750%	11/13/31	GBP	2,044	2,495
Aviva plc	1.875%	11/13/27	EUR	2,094	1,887
Aviva plc	4.000%	10/2/30	CAD	1,663	1,063
Aviva plc	3.875%	7/3/44	EUR	1,249	1,203
Aviva plc	3.375%	12/4/45	EUR	3,092	2,866
Aviva plc	4.375%	9/12/49	GBP	2,538	2,447
Aviva plc	5.125%	6/4/50	GBP	996	982
Aviva plc	4.000%	6/3/55	GBP	1,971	1,623
Aviva plc	6.875%	5/20/58	GBP	4,469	4,958
Babcock International Group plc	1.875%	10/5/26	GBP	2,094	1,976
Babcock International Group plc	1.375%	9/13/27	EUR	383	308
Bank of Scotland plc	4.875%	12/20/24	GBP	716	825
Barclays plc	3.125%	1/17/24	GBP	3,485	3,889
Barclays plc	3.375%	4/2/25	EUR	4,367	4,237
Barclays plc	1.375%	1/24/26	EUR	6,953	6,355
Barclays plc	3.000%	5/8/26	GBP	2,835	2,899
Barclays plc	3.250%	2/12/27	GBP	11,624	11,694
Barclays plc	2.166%	6/23/27	CAD	1,409	894
Barclays plc	0.877%	1/28/28	EUR	9,800	8,073
Barclays plc	0.577%	8/9/29	EUR	7,048	5,362
Barclays plc	3.750%	11/22/30	GBP	2,739	2,830
Barclays plc	1.125%	3/22/31	EUR	3,321	2,746
Barclays plc	1.106%	5/12/32	EUR	7,448	5,218
Barclays plc	3.250%	1/17/33	GBP	400	347
BAT Capital Corp.	2.125%	8/15/25	GBP	613	627
BAT International Finance plc	2.375%	1/19/23	EUR	100	99
BAT International Finance plc	2.750%	3/25/25	EUR	3,092	2,941
BAT International Finance plc	1.250%	3/13/27	EUR	4,007	3,328
BAT International Finance plc	2.250%	6/26/28	GBP	8,300	7,336
BAT International Finance plc	2.250%	1/16/30	EUR	9,177	7,009
BAT International Finance plc	6.000%	11/24/34	GBP	5,037	4,961
BAT International Finance plc	5.750%	7/5/40	GBP	1,657	1,451
BAT International Finance plc	2.250%	9/9/52	GBP	1,541	771
BAT Netherlands Finance BV	2.375%	10/7/24	EUR	5,087	4,837
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	3,577	3,139
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,308	1,290
Beyond Housing Ltd.	2.125%	5/17/51	GBP	3,807	2,412
BG Energy Capital plc	5.125%	12/1/25	GBP	3,046	3,466
BG Energy Capital plc	2.250%	11/21/29	EUR	5,312	4,677
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,097
Blend Funding plc	2.922%	4/5/56	GBP	4,355	3,167
BP Capital Markets BV	0.933%	12/4/40	EUR	3,541	2,025
BP Capital Markets BV	1.467%	9/21/41	EUR	3,019	1,850
BP Capital Markets plc	1.177%	8/12/23	GBP	1,601	1,790
BP Capital Markets plc	1.876%	4/7/24	EUR	4,672	4,534
BP Capital Markets plc	0.900%	7/3/24	EUR	4,447	4,222
BP Capital Markets plc	0.830%	9/19/24	EUR	4,090	3,871
BP Capital Markets plc	2.030%	2/14/25	GBP	613	659
BP Capital Markets plc	1.953%	3/3/25	EUR	3,650	3,492
BP Capital Markets plc	3.470%	5/15/25	CAD	1,199	851
BP Capital Markets plc	1.077%	6/26/25	EUR	2,708	2,521
BP Capital Markets plc	2.972%	2/27/26	EUR	2,653	2,561
BP Capital Markets plc	2.274%	7/3/26	GBP	4,275	4,454
BP Capital Markets plc	2.213%	9/25/26	EUR	6,633	6,221
51

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BP Capital Markets plc	1.573%	2/16/27	EUR	13,498	12,224
	BP Capital Markets plc	0.831%	11/8/27	EUR	7,631	6,572
	BP Capital Markets plc	2.519%	4/7/28	EUR	8,233	7,612
	BP Capital Markets plc	2.822%	4/7/32	EUR	7,401	6,599
	BP Capital Markets plc	1.104%	11/15/34	EUR	3,700	2,590
	BP Capital Markets plc	3.250%	Perpetual	EUR	4,529	4,110
	BP Capital Markets plc	3.625%	Perpetual	EUR	8,911	7,528
	BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	5,059
	BPHA Finance plc	4.816%	4/11/44	GBP	613	645
	British Land Co. plc	2.375%	9/14/29	GBP	887	791
	British Telecommunications plc	1.500%	6/23/27	EUR	5,087	4,478
	British Telecommunications plc	2.750%	8/30/27	EUR	2,000	1,863
	British Telecommunications plc	2.125%	9/26/28	EUR	100	89
	British Telecommunications plc	5.750%	12/7/28	GBP	756	858
	British Telecommunications plc	1.125%	9/12/29	EUR	4,000	3,234
	British Telecommunications plc	3.125%	11/21/31	GBP	800	735
	British Telecommunications plc	3.375%	8/30/32	EUR	1,000	898
	British Telecommunications plc	6.375%	6/23/37	GBP	2,015	2,258
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,330	3,586
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	943	750
	BUPA Finance plc	2.000%	4/5/24	GBP	6,496	7,120
	BUPA Finance plc	5.000%	12/8/26	GBP	2,599	2,755
	Burberry Group plc	1.125%	9/21/25	GBP	2,543	2,573
	Cadent Finance plc	0.625%	9/22/24	EUR	12,880	12,005
	Cadent Finance plc	2.125%	9/22/28	GBP	5,585	5,184
	Cadent Finance plc	0.625%	3/19/30	EUR	13,383	9,913
	Cadent Finance plc	0.750%	3/11/32	EUR	643	444
	Cadent Finance plc	2.250%	10/10/35	GBP	4,312	3,272
	Cadent Finance plc	2.625%	9/22/38	GBP	1,910	1,425
	Cadent Finance plc	3.125%	3/21/40	GBP	1,023	799
	Cadent Finance plc	2.750%	9/22/46	GBP	482	330
[3]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	1,399	1,408
[3]	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	4,471	3,659
	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	865	708
[3]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	3,926	3,434
	Cardiff University	3.000%	12/7/55	GBP	1,996	1,653
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,509	1,166
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	5,938	4,738
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,724	2,675
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	704	445
	Centrica plc	4.375%	3/13/29	GBP	3,376	3,462
	Centrica plc	7.000%	9/19/33	GBP	1,545	1,847
	Centrica plc	4.250%	9/12/44	GBP	4,183	3,577
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,102	2,929
	Church Commissioners for England	3.625%	7/14/52	GBP	1,500	1,416
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,460	3,254
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,450	1,554
	Citizen Treasury plc	3.250%	10/20/48	GBP	3,278	2,700
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	8,344	7,757
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	2,800	2,309
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	2,800	2,146
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	1,900	1,264
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	5,855	5,481
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	2,000	1,751
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,543	2,381
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	81
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	8,633	6,349
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,409	1,050
	Clarion Funding plc	2.625%	1/18/29	GBP	752	736
	Clarion Funding plc	3.125%	4/19/48	GBP	4,634	3,563
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,633	7,593
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	3,146	2,925
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,800	2,534
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,366	6,167
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	2,982	2,854
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,545	1,486
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	6,084	5,704
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,653	2,348
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,316	5,040
52

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,364	3,293
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	832	789
	Compass Group plc	2.000%	9/5/25	GBP	200	211
	Compass Group plc	2.000%	7/3/29	GBP	3,028	2,829
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,366	1,266
	Coventry Building Society	0.500%	1/12/24	EUR	394	379
	Coventry Building Society	2.000%	12/20/30	GBP	5,938	4,991
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,545	1,636
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,381	1,597
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	97
	Crh Finance UK plc	4.125%	12/2/29	GBP	2,927	2,945
[1,6]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	551	672
	Dali Capital plc	4.799%	12/21/37	GBP	350	393
	Derby Healthcare plc	5.564%	6/30/41	GBP	725	851
	Derwent London plc	1.875%	11/17/31	GBP	2,000	1,586
	Diageo Capital BV	0.125%	9/28/28	EUR	9,300	7,635
	Diageo Finance plc	0.500%	6/19/24	EUR	368	348
	Diageo Finance plc	1.750%	9/23/24	EUR	9,400	9,054
	Diageo Finance plc	2.500%	3/27/32	EUR	11,431	10,298
	Diageo Finance plc	1.250%	3/28/33	GBP	3,541	2,858
	DS Smith plc	1.375%	7/26/24	EUR	200	188
	DS Smith plc	0.875%	9/12/26	EUR	3,019	2,539
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,107	1,123
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	375	439
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	397
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,058	862
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	383	321
	Eastern Power Networks plc	5.750%	3/8/24	GBP	1,536	1,773
	easyJet FinCo BV	1.875%	3/3/28	EUR	9,526	7,453
	easyJet plc	0.875%	6/11/25	EUR	3,543	3,178
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,023	1,292
	EMH Treasury plc	4.500%	1/29/44	GBP	545	548
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	800	932
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,765	1,412
	Experian Finance plc	1.375%	6/25/26	EUR	300	275
	Experian Finance plc	3.250%	4/7/32	GBP	2,872	2,817
	Fidelity International Ltd.	7.125%	2/13/24	GBP	613	713
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,402	1,227
	Firstgroup plc	6.875%	9/18/24	GBP	1,359	1,553
	Flagship Finance plc	1.875%	7/14/61	GBP	946	527
	Futures Treasury plc	3.375%	2/8/44	GBP	894	758
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	448	508
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,150	10,396
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	2,800	2,468
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,448	3,594
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,159	1,605
	Gatwick Funding Ltd.	6.500%	3/2/43	GBP	2,000	2,242
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	300	214
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	658	417
	Genfinance II plc	6.064%	12/21/39	GBP	3,037	3,574
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	150	143
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	512	517
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	7,631	7,029
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	400	362
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,040	2,151
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	3,724	3,439
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	9,098	7,894
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,760	4,444
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	8,911	7,086
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	578	756
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,239	2,637
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	383	395
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,300	1,861
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	887	848
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	400	355
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	1,545	1,634
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	435	511
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	771	825
	Greene King Finance plc	5.318%	9/15/31	GBP	665	709
53

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	1,001	971
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	1,436	1,341
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	800	465
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,278	1,238
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,214	1,554
	Hammerson plc	7.250%	4/21/28	GBP	2,049	2,019
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	1,107	1,268
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	6,316	5,713
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	3,724	4,296
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	4,268	2,740
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	3,596	2,854
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,441	2,257
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	6,543	5,971
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	1,523	1,755
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	2,104	1,539
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,281	828
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	1,100	693
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	1,607	970
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	2,404	1,630
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	4,469	4,790
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	1,272	1,170
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	521	343
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	1,000	837
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,376	3,481
	Home Group Ltd.	3.125%	3/27/43	GBP	2,996	2,396
[1]	Housing & Care 21	3.288%	11/8/49	GBP	640	515
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	188	224
	HSBC Bank plc	5.375%	11/4/30	GBP	512	569
	HSBC Bank plc	5.375%	8/22/33	GBP	2,561	2,669
	HSBC Bank plc	6.250%	1/30/41	GBP	1,552	1,739
	HSBC Bank plc	4.750%	3/24/46	GBP	50	47
	HSBC Holdings plc	3.196%	12/5/23	CAD	4,922	3,520
	HSBC Holdings plc	0.875%	9/6/24	EUR	8,958	8,418
	HSBC Holdings plc	1.500%	12/4/24	EUR	2,094	2,014
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,941	9,565
	HSBC Holdings plc	0.309%	11/13/26	EUR	10,141	8,796
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,266	3,340
	HSBC Holdings plc	2.500%	3/15/27	EUR	3,724	3,383
	HSBC Holdings plc	3.019%	6/15/27	EUR	8,200	7,601
	HSBC Holdings plc	1.750%	7/24/27	GBP	4,471	4,325
	HSBC Holdings plc	3.000%	7/22/28	GBP	17,886	17,418
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,615	1,522
	HSBC Holdings plc	6.750%	9/11/28	GBP	1,350	1,517
	HSBC Holdings plc	0.641%	9/24/29	EUR	5,938	4,600
	HSBC Holdings plc	3.000%	5/29/30	GBP	2,185	2,016
	HSBC Holdings plc	7.000%	4/7/38	GBP	5,150	5,807
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,898	3,933
	Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	221	242
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	2,580	1,417
	IG Group Holdings plc	3.125%	11/18/28	GBP	3,000	2,561
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	5,053	3,252
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	448	413
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	383	354
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,905	6,792
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,870	3,592
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,601	1,317
	Informa plc	3.125%	7/5/26	GBP	581	589
	Informa plc	1.250%	4/22/28	EUR	1,670	1,338
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	1,400	1,139
	Just Group plc	9.000%	10/26/26	GBP	400	456
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	3,662	4,127
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	3,815	3,243
	Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	700	510
	Land Securities Capital Markets plc	1.974%	2/8/26	GBP	448	493
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	418	424
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,800	2,741
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	904	757
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,713	1,254
	Leeds Building Society	0.500%	7/3/24	EUR	300	285
54

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Leeds Building Society	1.375%	10/6/27	GBP	14,904	13,913
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,587	4,312
	Legal & General Group plc	5.375%	10/27/45	GBP	1,765	1,941
	Legal & General Group plc	5.125%	11/14/48	GBP	548	560
	Legal & General Group plc	4.500%	11/1/50	GBP	5,000	4,719
	Legal & General Group plc	5.500%	6/27/64	GBP	1,702	1,626
	Lendlease Europe Finance plc	3.500%	12/2/33	GBP	2,704	1,958
	Liberty Living Finance plc	2.625%	11/28/24	GBP	996	1,053
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,800	2,307
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	885	969
	Linde Finance BV	1.000%	4/20/28	EUR	4,133	3,652
	Linde Finance BV	0.550%	5/19/32	EUR	8,200	6,024
	Linde plc	1.000%	9/30/51	EUR	6,700	3,348
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	629
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	4,681
	Lloyds Bank plc	0.250%	3/25/24	EUR	4,090	3,901
	Lloyds Bank plc	7.500%	4/15/24	GBP	5,180	6,143
	Lloyds Bank plc	5.125%	3/7/25	GBP	7,740	8,939
	Lloyds Bank plc	0.625%	3/26/25	EUR	300	280
	Lloyds Bank plc	0.125%	6/18/26	EUR	5,087	4,526
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,590	1,816
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,278	6,383
	Lloyds Bank plc	0.125%	9/23/29	EUR	20,450	16,424
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	800,000	5,349
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	996	1,073
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,226	852
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	6,060	3,717
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	700,000	4,704
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	5,361	4,901
	Lloyds Banking Group plc	3.500%	4/1/26	EUR	5,000	4,827
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,520	1,451
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,821	1,719
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	7,000	6,192
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	1,545	1,267
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	5,014	4,910
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	4,372	4,353
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	2,800	2,619
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	1,900	1,630
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	400	423
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,300	1,438
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,985	1,684
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	832	617
	London & Quadrant Housing Trust	2.750%	7/20/57	GBP	996	673
	London Power Networks plc	6.125%	6/7/27	GBP	362	422
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,798	6,053
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	476	536
	Lseg Netherlands BV	0.750%	4/6/33	EUR	5,938	4,228
	M&G plc	5.625%	10/20/51	GBP	704	698
	M&G plc	5.560%	7/20/55	GBP	4,977	4,646
	M&G plc	6.340%	12/19/63	GBP	1,710	1,636
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	996	1,118
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	996	1,011
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,094	1,460
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	1,765	1,339
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,477	1,561
[1]	Merseylink Issuer plc	3.842%	3/31/43	GBP	200	208
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	996	906
	Moat Homes Finance plc	5.000%	9/23/41	GBP	865	933
	Morhomes plc	3.400%	2/19/40	GBP	887	776
	Motability Operations Group plc	1.625%	6/9/23	EUR	3,321	3,247
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,988	3,543
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,419	4,929
	Motability Operations Group plc	0.125%	7/20/28	EUR	8,944	7,107
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,956	4,607
	Motability Operations Group plc	5.625%	11/29/30	GBP	996	1,189
	Motability Operations Group plc	2.375%	3/14/32	GBP	3,218	2,979
	Motability Operations Group plc	3.625%	3/10/36	GBP	4,100	4,048
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	82
	Myriad Capital plc	4.750%	12/20/43	GBP	900	905
55

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Express Group plc	2.500%	11/11/23	GBP	2,543	2,832
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,104	2,064
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,536	1,562
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,400	1,726
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	2,800	1,999
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,982	2,020
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,900	1,001
	National Grid plc	2.179%	6/30/26	EUR	1,100	1,015
	National Grid plc	3.500%	10/16/26	GBP	5,897	6,203
	National Grid plc	0.163%	1/20/28	EUR	7,000	5,604
	National Grid plc	0.553%	9/18/29	EUR	7,243	5,514
	National Grid plc	2.949%	3/30/30	EUR	8,000	7,090
	National Grid plc	0.750%	9/1/33	EUR	1,200	800
	National Westminster Bank plc	5.125%	1/13/24	GBP	300	347
	National Westminster Bank plc	0.500%	5/15/24	EUR	5,087	4,852
	Nationwide Building Society	1.250%	3/3/25	EUR	300	281
	Nationwide Building Society	5.625%	1/28/26	GBP	723	851
	Nationwide Building Society	1.500%	3/8/26	EUR	7,576	6,950
	Nationwide Building Society	3.000%	5/6/26	GBP	10,444	11,075
	Nationwide Building Society	0.625%	3/25/27	EUR	19,395	17,234
	Nationwide Building Society	3.250%	1/20/28	GBP	4,725	4,812
	Nationwide Building Society	0.250%	9/14/28	EUR	18,406	14,402
	Nationwide Building Society	2.250%	6/25/29	EUR	2,543	2,377
	Nationwide Building Society	2.000%	7/25/29	EUR	12,947	11,954
	Nationwide Building Society	1.375%	6/29/32	EUR	8,179	6,815
	NatWest Group plc	1.750%	3/2/26	EUR	26,952	24,861
	NatWest Group plc	2.057%	11/9/28	GBP	2,800	2,581
	NatWest Group plc	3.619%	3/29/29	GBP	9,600	9,342
	NatWest Group plc	0.670%	9/14/29	EUR	19,800	15,095
	NatWest Markets plc	1.000%	5/28/24	EUR	5,087	4,809
	NatWest Markets plc	1.375%	3/2/27	EUR	15,900	13,830
[6]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	3,591	4,153
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,533	5,295
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,154	2,569
	NewRiver REIT plc	3.500%	3/7/28	GBP	887	786
	Next Group plc	3.625%	5/18/28	GBP	3,541	3,381
	NIE Finance plc	2.500%	10/27/25	GBP	4,043	4,279
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	241	270
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,535	1,586
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	791	868
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	778	501
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,485	3,442
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	300	293
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,329	1,496
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	486	509
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,762	2,760
	Notting Hill Genesis	2.000%	6/3/36	GBP	803	603
	Notting Hill Genesis	5.250%	7/7/42	GBP	723	782
	Notting Hill Genesis	3.250%	10/12/48	GBP	150	117
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,758	1,688
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	531	616
	Optivo Finance plc	2.857%	10/7/35	GBP	2,100	1,809
	Optivo Finance plc	5.250%	3/13/43	GBP	1,300	1,417
	Optivo Finance plc	3.283%	3/22/48	GBP	900	720
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,062
	Orbit Capital plc	3.500%	3/24/45	GBP	1,977	1,643
	Orbit Capital plc	3.375%	6/14/48	GBP	516	416
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,777	1,810
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,509	1,165
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	996	868
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	2,000	1,772
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	150
	Peabody Capital plc	5.250%	3/17/43	GBP	2,900	3,158
	Pearson Funding plc	1.375%	5/6/25	EUR	283	262
	Pearson Funding plc	3.750%	6/4/30	GBP	1,107	1,088
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	723	585
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	3,872	4,444
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,809	3,710
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	7,466	6,109
56

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	6,019	6,105
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,381	1,321
	Places For People Treasury plc	2.875%	8/17/26	GBP	3,037	3,170
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,348	1,256
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,545	1,841
	Principality Building Society	2.375%	11/23/23	GBP	448	494
	Prs Finance plc	1.750%	11/24/26	GBP	10,445	10,788
	Prs Finance plc	2.000%	1/23/29	GBP	8,131	8,038
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,379	2,149
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,545	1,600
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,543	2,278
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,053	4,084
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,543	2,055
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,159	1,872
	RELX Capital Inc.	1.300%	5/12/25	EUR	996	933
	RELX Finance BV	0.000%	3/18/24	EUR	1,335	1,259
	RELX Finance BV	0.500%	3/10/28	EUR	7,631	6,393
	RELX Finance BV	0.875%	3/10/32	EUR	3,108	2,350
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	6,500	6,301
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	2,913
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,599	2,441
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	100	98
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	4,600	4,872
	Riverside Finance plc	3.875%	12/5/44	GBP	1,107	1,032
	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	400	455
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,656	1,755
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,471	4,470
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,374	1,596
	Rothesay Life plc	8.000%	10/30/25	GBP	2,707	3,170
	Rothesay Life plc	3.375%	7/12/26	GBP	6,011	6,023
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	3,907	4,075
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	3,092	3,178
	Royal Mail plc	1.250%	10/8/26	EUR	2,543	2,210
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	627	786
	Sage Group plc	1.625%	2/25/31	GBP	4,608	3,816
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,052	1,335
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,055	2,194
	Sanctuary Capital plc	2.375%	4/14/50	GBP	548	357
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	3,266	3,050
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,356	8,794
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	7,401	7,773
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	4,600	4,269
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	8,958	6,760
	Santander UK plc	0.100%	5/12/24	EUR	10,275	9,745
	Santander UK plc	1.250%	9/18/24	EUR	3,376	3,235
	Santander UK plc	0.500%	1/10/25	EUR	4,144	3,879
	Santander UK plc	5.750%	3/2/26	GBP	3,012	3,586
	Santander UK plc	5.250%	2/16/29	GBP	3,122	3,620
	Santander UK plc	3.875%	10/15/29	GBP	4,648	4,812
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	515	565
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	498	514
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	300	236
	Segro Capital Sarl	0.500%	9/22/31	EUR	3,724	2,381
	Segro plc	2.375%	10/11/29	GBP	558	521
	Segro plc	2.875%	10/11/37	GBP	200	164
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	1,912	2,080
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	613	571
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	658	461
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,291	2,427
	Sky Ltd.	1.875%	11/24/23	EUR	2,817	2,748
	Sky Ltd.	2.250%	11/17/25	EUR	300	286
	Sky Ltd.	2.500%	9/15/26	EUR	20,774	19,726
	Sky Ltd.	6.000%	5/21/27	GBP	150	177
	Sky Ltd.	4.000%	11/26/29	GBP	2,434	2,579
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	980
	Society of Lloyd's	4.875%	2/7/47	GBP	1,741	1,797
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	362	414
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,299	1,487
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,463	1,761
57

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	785	610
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,864	3,845
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,310	2,496
	Southern Gas Networks plc	6.375%	5/15/40	GBP	338	396
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	723	600
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	7,638	8,989
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	4,414	4,237
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,536	1,794
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	150	146
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	54
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	189	200
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,345	1,593
	SP Distribution plc	5.875%	7/17/26	GBP	613	706
	SP Manweb plc	4.875%	9/20/27	GBP	200	221
	SSE plc	1.250%	4/16/25	EUR	6,579	6,144
	SSE plc	0.875%	9/6/25	EUR	778	713
	SSE plc	8.375%	11/20/28	GBP	1,512	1,939
	SSE plc	1.750%	4/16/30	EUR	2,500	2,064
	SSE plc	6.250%	8/27/38	GBP	3,328	3,856
	SSE plc	4.000%	Perpetual	EUR	6,633	5,789
	Stagecoach Group plc	4.000%	9/29/25	GBP	200	213
	Standard Chartered plc	1.625%	10/3/27	EUR	353	308
	Standard Chartered plc	0.850%	1/27/28	EUR	3,092	2,559
	Standard Chartered plc	1.200%	9/23/31	EUR	400	322
	Standard Chartered plc	4.375%	1/18/38	GBP	1,545	1,567
	Student Finance plc	2.666%	9/30/29	GBP	723	776
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	195	233
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	731	705
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	2,950	3,097
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	579	659
	Telereal Securitisation plc	3.563%	12/10/36	GBP	1,100	1,102
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	5,142	4,481
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	3,000	2,188
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,477	1,780
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,927	2,083
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	975	1,004
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,487	2,594
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	3,307	3,290
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	723	794
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	346	241
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	4,090	4,514
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	4,600	3,764
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	613	622
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,840	2,175
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	1,717	1,512
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,300	1,669
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	700	825
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,433	1,411
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	721	738
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	4,199	2,881
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	3,802	4,003
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	1,607	1,493
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	603	875
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,216	1,503
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	4,163	4,525
	THFC Funding, Plc	5.125%	12/21/37	GBP	2,000	2,227
	Together Housing Finance plc	4.500%	12/17/42	GBP	330	330
	Tritax EuroBox plc	0.950%	6/2/26	EUR	704	558
	Unilever Finance Netherlands BV	0.500%	1/6/25	EUR	100	94
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	10,275	9,759
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	5,142	4,687
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,708	2,371
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	5,087	4,536
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	613	528
	Unilever plc	1.500%	7/22/26	GBP	100	102
	Unilever plc	1.500%	6/11/39	EUR	2,653	1,923
	UNITE Group plc	3.500%	10/15/28	GBP	704	665
	UNITE USAF II plc	3.921%	6/30/30	GBP	2,037	2,219
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	5,777	6,199
58

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	519	442
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,034	3,804
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	996	837
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	371	250
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,489	4,028
	University College London	1.625%	6/4/61	GBP	2,800	1,679
	University of Cambridge	3.750%	10/17/52	GBP	494	500
	University of Cambridge	2.350%	6/27/78	GBP	1,398	973
	University of Leeds	3.125%	12/19/50	GBP	1,900	1,602
	University of Liverpool	3.375%	6/25/55	GBP	200	181
	University of Manchester	4.250%	7/4/53	GBP	943	990
	University of Oxford	2.544%	12/8/17	GBP	3,541	2,383
	University of Southampton	2.250%	4/11/57	GBP	100	68
	Urenco Finance NV	2.375%	12/2/24	EUR	2,094	2,012
	Utmost Group plc	4.000%	12/15/31	GBP	1,500	1,210
	Virgin Money UK plc	2.875%	6/24/25	EUR	900	848
	Virgin Money UK plc	3.375%	4/24/26	GBP	7,644	7,881
	Virgin Money UK plc	4.000%	9/25/26	GBP	2,800	2,915
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,872	2,868
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,945	2,024
	Vodafone Group plc	0.500%	1/30/24	EUR	200	192
	Vodafone Group plc	1.875%	9/11/25	EUR	10,275	9,738
	Vodafone Group plc	1.125%	11/20/25	EUR	7,923	7,342
	Vodafone Group plc	5.625%	12/4/25	GBP	614	715
	Vodafone Group plc	2.200%	8/25/26	EUR	2,049	1,939
	Vodafone Group plc	1.500%	7/24/27	EUR	6,599	5,996
	Vodafone Group plc	4.200%	12/13/27	AUD	4,760	2,849
	Vodafone Group plc	1.875%	11/20/29	EUR	2,000	1,756
	Vodafone Group plc	1.625%	11/24/30	EUR	3,839	3,239
	Vodafone Group plc	1.600%	7/29/31	EUR	10,000	8,254
	Vodafone Group plc	5.900%	11/26/32	GBP	3,690	4,373
	Vodafone Group plc	2.875%	11/20/37	EUR	3,146	2,567
	Vodafone Group plc	2.500%	5/24/39	EUR	4,269	3,157
	Vodafone Group plc	3.375%	8/8/49	GBP	3,291	2,623
	Vodafone Group plc	3.000%	8/12/56	GBP	3,252	2,323
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,543	2,920
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	723	599
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	1,754	2,004
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,107	1,239
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,159	1,449
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	484	541
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	2,214	1,467
	Western Power Distribution East Midlands plc	1.750%	9/9/31	GBP	1,200	999
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,414	1,727
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,213
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,127	1,288
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	900	995
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,431	3,812
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	2,872	3,271
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,272	1,253
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	869	844
	WHG Treasury plc	4.250%	10/6/45	GBP	2,094	2,078
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	421	434
	WPP Finance 2013	2.875%	9/14/46	GBP	1,107	723
	WPP Finance 2016	1.375%	3/20/25	EUR	7,292	6,806
	WPP Finance 2017	3.750%	5/19/32	GBP	704	663
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	5,531	4,493
	WPP Finance SA	2.250%	9/22/26	EUR	200	185
	WPP Finance SA	2.375%	5/19/27	EUR	2,553	2,345
	Yorkshire Building Society	3.000%	4/18/25	GBP	1,216	1,329
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,137	3,682
	Yorkshire Building Society	3.500%	4/21/26	GBP	503	538
	Yorkshire Building Society	0.010%	10/13/27	EUR	9,722	8,227
	Yorkshire Building Society	0.500%	7/1/28	EUR	3,019	2,379
	Yorkshire Building Society	3.375%	9/13/28	GBP	3,724	3,512
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,214	1,900
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,509	1,404
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	149	183
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,212	3,268
59

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Water Finance plc	6.375%	8/19/39	GBP	803	977
Yorkshire Water Finance plc	2.750%	4/18/41	GBP	4,961	3,853
Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	700	790
					1,817,061
United States (2.9%)
3M Co.	1.500%	11/9/26	EUR	200	183
3M Co.	1.750%	5/15/30	EUR	786	662
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	9,067	8,427
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	5,087	4,382
AbbVie Inc.	1.500%	11/15/23	EUR	558	543
AbbVie Inc.	1.375%	5/17/24	EUR	15,484	14,893
AbbVie Inc.	1.250%	6/1/24	EUR	5,087	4,867
AbbVie Inc.	0.750%	11/18/27	EUR	11,943	10,216
AbbVie Inc.	2.625%	11/15/28	EUR	996	926
AbbVie Inc.	2.125%	11/17/28	EUR	10,219	9,184
AbbVie Inc.	2.125%	6/1/29	EUR	4,309	3,886
AbbVie Inc.	1.250%	11/18/31	EUR	1,216	974
Air Lease Corp.	2.625%	12/5/24	CAD	3,863	2,655
Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,730	1,626
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,985	1,657
Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,780	1,309
Altria Group Inc.	1.700%	6/15/25	EUR	1,601	1,488
Altria Group Inc.	2.200%	6/15/27	EUR	6,386	5,556
Altria Group Inc.	3.125%	6/15/31	EUR	9,780	7,897
American Honda Finance Corp.	1.375%	11/10/22	EUR	2,599	2,568
American Honda Finance Corp.	0.750%	1/17/24	EUR	3,650	3,505
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,266	3,130
American Honda Finance Corp.	0.300%	7/7/28	EUR	6,000	4,900
American International Group Inc.	1.875%	6/21/27	EUR	2,708	2,399
American Medical Systems Europe BV	1.625%	3/8/31	EUR	12,500	10,333
American Medical Systems Europe BV	1.875%	3/8/34	EUR	4,400	3,468
American Tower Corp.	1.950%	5/22/26	EUR	7,489	6,845
American Tower Corp.	0.450%	1/15/27	EUR	4,618	3,844
American Tower Corp.	0.400%	2/15/27	EUR	3,643	3,005
American Tower Corp.	0.500%	1/15/28	EUR	5,653	4,484
American Tower Corp.	0.875%	5/21/29	EUR	4,335	3,341
American Tower Corp.	0.950%	10/5/30	EUR	3,402	2,476
Amgen Inc.	2.000%	2/25/26	EUR	1,326	1,256
Amgen Inc.	5.500%	12/7/26	GBP	2,214	2,555
Amgen Inc.	4.000%	9/13/29	GBP	2,269	2,409
Aon plc	2.875%	5/14/26	EUR	1,765	1,663
Apple Inc.	3.350%	1/10/24	AUD	460	291
Apple Inc.	1.375%	1/17/24	EUR	2,096	2,046
Apple Inc.	2.513%	8/19/24	CAD	11,407	8,072
Apple Inc.	0.875%	5/24/25	EUR	8,711	8,218
Apple Inc.	0.000%	11/15/25	EUR	4,480	4,077
Apple Inc.	3.600%	6/10/26	AUD	950	587
Apple Inc.	2.000%	9/17/27	EUR	3,584	3,388
Apple Inc.	1.375%	5/24/29	EUR	6,640	5,926
Apple Inc.	0.750%	2/25/30	CHF	2,800	2,560
Apple Inc.	0.500%	11/15/31	EUR	2,113	1,672
Apple Inc.	3.600%	7/31/42	GBP	1,936	1,915
Aptiv plc	1.500%	3/10/25	EUR	6,097	5,667
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	5,087	4,992
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,960	7,385
AT&T Inc.	2.400%	3/15/24	EUR	2,324	2,267
AT&T Inc.	1.375%	12/4/24	CHF	370	366
AT&T Inc.	4.000%	11/25/25	CAD	5,367	3,800
AT&T Inc.	3.500%	12/17/25	EUR	2,434	2,398
AT&T Inc.	4.100%	1/19/26	AUD	400	248
AT&T Inc.	0.250%	3/4/26	EUR	8,724	7,736
AT&T Inc.	2.900%	12/4/26	GBP	1,656	1,714
AT&T Inc.	5.500%	3/15/27	GBP	750	850
AT&T Inc.	1.600%	5/19/28	EUR	9,504	8,405
AT&T Inc.	4.600%	9/19/28	AUD	3,180	1,924
AT&T Inc.	2.350%	9/5/29	EUR	7,069	6,339
AT&T Inc.	4.375%	9/14/29	GBP	1,900	1,996
AT&T Inc.	2.050%	5/19/32	EUR	704	586
AT&T Inc.	3.550%	12/17/32	EUR	9,066	8,407
60

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	AT&T Inc.	5.200%	11/18/33	GBP	3,072	3,359
	AT&T Inc.	3.375%	3/15/34	EUR	1,436	1,284
	AT&T Inc.	2.450%	3/15/35	EUR	2,599	2,065
	AT&T Inc.	3.150%	9/4/36	EUR	9,266	7,848
	AT&T Inc.	2.600%	5/19/38	EUR	3,601	2,780
	AT&T Inc.	7.000%	4/30/40	GBP	4,400	5,616
	AT&T Inc.	4.250%	6/1/43	GBP	3,053	2,834
	AT&T Inc.	4.875%	6/1/44	GBP	2,174	2,196
	AT&T Inc.	4.850%	5/25/47	CAD	5,587	3,416
	AT&T Inc.	5.100%	11/25/48	CAD	1,950	1,234
	Athene Global Funding	3.127%	3/10/25	CAD	3,000	2,070
	Athene Global Funding	2.100%	9/24/25	CAD	1,428	944
	Athene Global Funding	0.366%	9/10/26	EUR	2,214	1,852
	Athene Global Funding	0.832%	1/8/27	EUR	6,500	5,448
	Athene Global Funding	1.750%	11/24/27	GBP	3,019	2,751
	Athene Global Funding	0.625%	1/12/28	EUR	16,287	12,871
	Athene Global Funding	2.470%	6/9/28	CAD	2,244	1,386
	Bank of America Corp.	2.932%	4/25/25	CAD	2,395	1,695
	Bank of America Corp.	2.300%	7/25/25	GBP	3,092	3,289
	Bank of America Corp.	3.407%	9/20/25	CAD	969	685
	Bank of America Corp.	3.515%	3/24/26	CAD	1,529	1,071
	Bank of America Corp.	0.808%	5/9/26	EUR	14,844	13,473
	Bank of America Corp.	1.949%	10/27/26	EUR	3,000	2,767
	Bank of America Corp.	4.250%	12/10/26	GBP	2,227	2,431
	Bank of America Corp.	1.776%	5/4/27	EUR	11,327	10,254
	Bank of America Corp.	1.978%	9/15/27	CAD	5,381	3,457
	Bank of America Corp.	3.615%	3/16/28	CAD	6,602	4,477
	Bank of America Corp.	1.662%	4/25/28	EUR	1,306	1,143
	Bank of America Corp.	0.583%	8/24/28	EUR	16,511	13,593
	Bank of America Corp.	3.648%	3/31/29	EUR	11,711	11,090
	Bank of America Corp.	2.598%	4/4/29	CAD	1,901	1,207
	Bank of America Corp.	0.694%	3/22/31	EUR	13,567	10,172
	Bank of America Corp.	3.584%	4/27/31	GBP	2,800	2,751
	Bank of America Corp.	0.654%	10/26/31	EUR	14,875	10,821
	Bank of America Corp.	2.824%	4/27/33	EUR	2,800	2,377
	Baxter International Inc.	1.300%	5/30/25	EUR	7,487	7,008
	Baxter International Inc.	1.300%	5/15/29	EUR	3,705	3,058
	Becton Dickinson and Co.	0.034%	8/13/25	EUR	2,777	2,492
	Becton Dickinson and Co.	1.900%	12/15/26	EUR	5,985	5,515
	Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	5,471	5,342
	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	4,144	3,757
	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	1,751	1,412
	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	2,294	1,347
	Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	2,800	2,236
	Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	4,441	3,521
	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,875	1,346
	Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	5,307	5,107
	Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	720,000	4,803
	Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,528	6,660
	Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	2,850	2,591
	Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,810,000	17,972
	Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,692	3,483
	Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	330,000	1,779
	Berry Global Inc.	1.500%	1/15/27	EUR	2,214	1,826
	Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	95
	Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	387	341
	Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,049	2,539
[3]	Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	3,200	2,764
	Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	1,727
	Blackstone Private Credit Fund	1.750%	11/30/26	EUR	3,000	2,410
	Booking Holdings Inc.	2.375%	9/23/24	EUR	2,094	2,036
	Booking Holdings Inc.	0.100%	3/8/25	EUR	14,753	13,483
	Booking Holdings Inc.	1.800%	3/3/27	EUR	9,863	8,934
	Booking Holdings Inc.	0.500%	3/8/28	EUR	7,406	6,127
	BorgWarner Inc.	1.000%	5/19/31	EUR	4,471	3,161
	Boston Scientific Corp.	0.625%	12/1/27	EUR	2,516	2,146
	Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	790	743
	Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,094	1,637
	Brown-Forman Corp.	1.200%	7/7/26	EUR	1,304	1,191
61

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,713	4,670
Bunge Finance Europe BV	1.850%	6/16/23	EUR	7,944	7,772
Capital One Financial Corp.	1.650%	6/12/29	EUR	5,947	4,590
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,600	2,415
Celanese US Holdings LLC	2.125%	3/1/27	EUR	4,034	3,231
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,590	1,069
Celanese US Holdings LLC	5.337%	1/19/29	EUR	3,235	2,851
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	943	869
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,627	4,011
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	3,212	2,508
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,434	1,892
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	6,399	4,710
Citigroup Inc.	2.750%	1/24/24	GBP	5,910	6,598
Citigroup Inc.	2.375%	5/22/24	EUR	996	966
Citigroup Inc.	4.090%	6/9/25	CAD	1,501	1,057
Citigroup Inc.	2.400%	10/31/25	JPY	3,185,500	21,974
Citigroup Inc.	1.250%	7/6/26	EUR	7,600	6,952
Citigroup Inc.	1.500%	7/24/26	EUR	7,539	6,928
Citigroup Inc.	2.125%	9/10/26	EUR	2,763	2,508
Citigroup Inc.	1.750%	10/23/26	GBP	5,745	5,675
Citigroup Inc.	2.800%	6/25/27	JPY	66,600	475
Citigroup Inc.	0.500%	10/8/27	EUR	19,633	16,711
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,598
Citigroup Inc.	1.250%	4/10/29	EUR	1,545	1,258
Citigroup Inc.	4.500%	3/3/31	GBP	498	493
Citigroup Inc.	6.800%	6/25/38	GBP	321	421
Citigroup Inc.	7.375%	9/1/39	GBP	338	467
Coca-Cola Co.	0.500%	3/8/24	EUR	2,982	2,854
Coca-Cola Co.	3.250%	6/11/24	AUD	830	521
Coca-Cola Co.	1.125%	3/9/27	EUR	6,688	6,068
Coca-Cola Co.	0.125%	3/9/29	EUR	2,389	1,941
Coca-Cola Co.	0.400%	5/6/30	EUR	5,530	4,420
Coca-Cola Co.	0.500%	3/9/33	EUR	3,071	2,267
Coca-Cola Co.	0.375%	3/15/33	EUR	12,873	9,307
Coca-Cola Co.	1.625%	3/9/35	EUR	2,900	2,323
Coca-Cola Co.	0.950%	5/6/36	EUR	3,244	2,297
Coca-Cola Co.	0.800%	3/15/40	EUR	3,037	1,892
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	943	858
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	4,000	3,259
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,326	1,073
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	383	254
Comcast Corp.	0.000%	9/14/26	EUR	3,694	3,195
Comcast Corp.	1.500%	2/20/29	GBP	2,231	2,036
Comcast Corp.	0.250%	9/14/29	EUR	6,482	5,139
Comcast Corp.	5.500%	11/23/29	GBP	2,044	2,366
Comcast Corp.	0.750%	2/20/32	EUR	1,600	1,222
Comcast Corp.	1.875%	2/20/36	GBP	3,358	2,654
Comcast Corp.	1.250%	2/20/40	EUR	4,248	2,814
Corning Inc.	0.992%	8/10/27	JPY	830,000	5,425
Danaher Corp.	1.700%	3/30/24	EUR	283	273
Danaher Corp.	2.500%	3/30/30	EUR	5,910	5,414
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,796	6,926
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	1,710	1,435
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	3,815	2,932
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	5,525	3,668
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	3,092	1,955
Digital Dutch Finco BV	1.500%	3/15/30	EUR	2,800	2,084
Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,316	4,372
Digital Dutch Finco BV	1.000%	1/15/32	EUR	1,250	825
Digital Euro Finco LLC	2.625%	4/15/24	EUR	2,599	2,469
Digital Euro Finco LLC	1.125%	4/9/28	EUR	13,367	10,406
Digital Stout Holding LLC	4.250%	1/17/25	GBP	1,107	1,212
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,515	3,250
Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,094	1,953
Discovery Communications LLC	2.500%	9/20/24	GBP	3,815	4,097
Discovery Communications LLC	1.900%	3/19/27	EUR	7,041	5,934
Dover Corp.	1.250%	11/9/26	EUR	13,810	12,314
Dover Corp.	0.750%	11/4/27	EUR	1,900	1,606
Dow Chemical Co.	0.500%	3/15/27	EUR	9,122	7,623
62

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Dow Chemical Co.	1.875%	3/15/40	EUR	3,340	1,978
Duke Energy Corp.	3.100%	6/15/28	EUR	9,500	8,733
Duke Energy Corp.	3.850%	6/15/34	EUR	7,700	6,744
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,697	2,195
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,129	3,008
DXC Technology Co.	1.750%	1/15/26	EUR	4,237	3,854
Eastman Chemical Co.	1.500%	5/26/23	EUR	5,087	4,962
Eastman Chemical Co.	1.875%	11/23/26	EUR	12,471	10,828
Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	5,938	5,485
Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	1,900	1,485
Ecolab Inc.	1.000%	1/15/24	EUR	3,881	3,734
Eli Lilly & Co.	2.125%	6/3/30	EUR	4,144	3,733
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,102	2,035
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,546
Emerson Electric Co.	0.375%	5/22/24	EUR	1,025	964
Emerson Electric Co.	1.250%	10/15/25	EUR	996	920
Emerson Electric Co.	2.000%	10/15/29	EUR	996	868
Equinix Inc.	0.250%	3/15/27	EUR	2,214	1,836
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,156	2,677
Exxon Mobil Corp.	0.142%	6/26/24	EUR	10,329	9,720
Exxon Mobil Corp.	0.835%	6/26/32	EUR	14,487	10,940
Exxon Mobil Corp.	1.408%	6/26/39	EUR	1,900	1,250
FedEx Corp.	1.625%	1/11/27	EUR	3,541	3,175
FedEx Corp.	1.300%	8/5/31	EUR	1,161	841
FedEx Corp.	0.950%	5/4/33	EUR	6,723	4,560
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	14,734	13,051
Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	3,197	2,616
Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,120	1,000
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	2,214	1,853
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,403	2,280
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	1,706	1,295
Fiserv Inc.	2.250%	7/1/25	GBP	700	733
Fiserv Inc.	1.125%	7/1/27	EUR	1,467	1,279
Fiserv Inc.	1.625%	7/1/30	EUR	6,285	5,095
Fiserv Inc.	3.000%	7/1/31	GBP	1,900	1,742
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	765	549
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,408	1,581
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,579	5,244
General Electric Co.	0.875%	5/17/25	EUR	3,700	3,428
General Electric Co.	1.500%	5/17/29	EUR	2,278	1,929
General Electric Co.	4.125%	9/19/35	EUR	4,715	4,582
General Electric Co.	2.125%	5/17/37	EUR	2,994	2,261
General Electric Co.	4.875%	9/18/37	GBP	453	438
General Mills Inc.	0.450%	1/15/26	EUR	1,710	1,532
General Mills Inc.	1.500%	4/27/27	EUR	996	885
General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	2,962	2,833
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	394	423
General Motors Financial Co. Inc.	1.000%	2/24/25	EUR	9,300	8,440
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	9,787	8,533
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	3,019	2,261
General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	2,283	1,633
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	2,537	1,863
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	1,100	724
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,496	956
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,860	1,220
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	16,103	15,352
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	7,017	6,735
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,561	2,509
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	4,284	3,995
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,899	2,253
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	411	289
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	9,177	10,020
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	11,899	11,199
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,389	1,256
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	3,570	2,331
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	7,515	6,957
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	9,365	7,476
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,638	3,189
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	403	486
63

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	5,226	4,520
	Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,951	3,042
	Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	9,300	7,233
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	3,211	3,067
	Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	934	928
	Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	375	318
	Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	11,206	7,792
	Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	9,769	6,732
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,263	1,497
	GSK Consumer Healthcare Capital NL BV	1.250%	3/29/26	EUR	7,500	6,822
	GSK Consumer Healthcare Capital NL BV	2.125%	3/29/34	EUR	2,800	2,196
	Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	3,064	3,036
	HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	917	598
	Highland Holdings Sarl	0.318%	12/15/26	EUR	10,300	8,732
	Honeywell International Inc.	2.250%	2/22/28	EUR	13,772	12,558
	Honeywell International Inc.	0.750%	3/10/32	EUR	2,000	1,489
	Honeywell International Inc.	4.125%	11/2/34	EUR	2,507	2,440
	Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,379	2,200
	Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,617	4,760
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	5,920	5,127
	Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,102	2,385
	International Business Machines Corp	1.250%	2/9/34	EUR	5,100	3,856
	International Business Machines Corp.	0.875%	1/31/25	EUR	1,545	1,450
	International Business Machines Corp.	0.950%	5/23/25	EUR	9,397	8,759
	International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	1,994
	International Business Machines Corp.	1.250%	1/29/27	EUR	6,265	5,661
	International Business Machines Corp.	0.300%	2/11/28	EUR	3,815	3,204
	International Business Machines Corp.	1.750%	3/7/28	EUR	1,900	1,718
	International Business Machines Corp.	1.500%	5/23/29	EUR	3,700	3,236
	International Business Machines Corp.	1.750%	1/31/31	EUR	4,758	4,076
	International Business Machines Corp.	1.200%	2/11/40	EUR	2,763	1,784
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,502	3,875
	John Deere Cash Management Sarl	2.200%	4/2/32	EUR	5,087	4,499
	John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,543	1,816
	John Deere Financial Inc.	2.460%	4/4/24	CAD	4,500	3,187
	John Deere Financial Inc.	1.090%	7/17/24	CAD	1,488	1,023
	John Deere Financial Inc.	2.580%	10/16/26	CAD	969	651
	John Deere Financial Inc.	1.340%	9/8/27	CAD	4,030	2,505
	Johnson & Johnson	0.650%	5/20/24	EUR	5,197	4,981
	Johnson & Johnson	1.150%	11/20/28	EUR	558	495
	Johnson & Johnson	1.650%	5/20/35	EUR	150	121
	Johnson Controls International plc	1.375%	2/25/25	EUR	8,160	7,635
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,532	2,110
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/28	EUR	4,931	4,596
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	1,875	1,391
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	21,735	21,407
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,872	2,735
	JPMorgan Chase & Co.	0.991%	4/28/26	GBP	7,448	7,640
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,543	2,726
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	42,076	37,426
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	16,892	14,088
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	8,150	5,178
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,084	1,827
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	5,000	4,247
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	3,800	2,904
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	900	661
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	2,540
	Kellogg Co.	1.250%	3/10/25	EUR	2,599	2,455
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,578	3,279
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	5,087	4,122
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,545	1,252
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	7,000	6,222
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	7,182	6,794
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,539	3,880
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	250	227
	Mastercard Inc.	2.100%	12/1/27	EUR	4,165	3,876
	Mastercard Inc.	1.000%	2/22/29	EUR	6,800	5,802
	McDonald's Corp.	2.000%	6/1/23	EUR	900	887
	McDonald's Corp.	1.000%	11/15/23	EUR	8,600	8,329
64

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	McDonald's Corp.	0.625%	1/29/24	EUR	6,400	6,132
	McDonald's Corp.	3.000%	3/8/24	AUD	11,070	6,921
	McDonald's Corp.	2.375%	11/27/24	EUR	100	97
	McDonald's Corp.	3.125%	3/4/25	CAD	5,101	3,597
	McDonald's Corp.	0.900%	6/15/26	EUR	100	91
	McDonald's Corp.	1.875%	5/26/27	EUR	100	92
	McDonald's Corp.	1.750%	5/3/28	EUR	1,900	1,701
	McDonald's Corp.	0.250%	10/4/28	EUR	9,300	7,560
	McDonald's Corp.	2.625%	6/11/29	EUR	100	90
	McDonald's Corp.	1.500%	11/28/29	EUR	7,200	6,103
	McDonald's Corp.	2.950%	3/15/34	GBP	2,800	2,601
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	4,356
	McDonald's Corp.	4.125%	6/11/54	GBP	800	773
	McKesson Corp.	1.500%	11/17/25	EUR	6,414	5,973
	McKesson Corp.	1.625%	10/30/26	EUR	5,197	4,746
	McKesson Corp.	3.125%	2/17/29	GBP	398	384
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,491	1,362
	Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	1,083	1,051
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	10,196	8,408
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,725	1,648
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	4,144	3,520
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,436	1,142
	Medtronic Global Holdings SCA	3.125%	10/15/31	EUR	1,200	1,129
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	5,087	3,791
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,454
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,601	1,215
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	6,297	4,201
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	9,934	6,330
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,796	4,858
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,158	4,250
	Merck & Co. Inc.	0.500%	11/2/24	EUR	5,043	4,763
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,710	1,607
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,686	2,387
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,216	913
	MetLife Inc.	5.375%	12/9/24	GBP	2,237	2,575
	MetLife Inc.	0.769%	5/23/29	JPY	670,000	4,499
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	2,543	2,406
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,281	764
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,471	4,060
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	2,843	1,775
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	1,650	1,036
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,128	1,378
	Microsoft Corp.	3.125%	12/6/28	EUR	11,236	11,096
	Microsoft Corp.	2.625%	5/2/33	EUR	2,094	1,944
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,191
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	4,429	4,174
	Molson Coors International LP	3.440%	7/15/26	CAD	1,853	1,270
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	4,812	4,134
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,563	2,768
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,590	935
	Mondelez International Inc.	3.250%	3/7/25	CAD	2,240	1,576
	Mondelez International Inc.	1.625%	3/8/27	EUR	6,011	5,417
	Mondelez International Inc.	0.250%	3/17/28	EUR	10,430	8,531
	Mondelez International Inc.	2.375%	3/6/35	EUR	637	504
	Moody's Corp.	0.950%	2/25/30	EUR	4,892	3,920
	Morgan Stanley	3.000%	2/7/24	CAD	4,982	3,541
	Morgan Stanley	2.103%	5/8/26	EUR	3,500	3,277
	Morgan Stanley	1.342%	10/23/26	EUR	6,908	6,254
	Morgan Stanley	1.375%	10/27/26	EUR	3,700	3,289
	Morgan Stanley	2.625%	3/9/27	GBP	4,495	4,542
	Morgan Stanley	1.779%	8/4/27	CAD	3,309	2,117
	Morgan Stanley	0.406%	10/29/27	EUR	7,430	6,254
	Morgan Stanley	0.495%	10/26/29	EUR	17,019	13,296
	Morgan Stanley	0.497%	2/7/31	EUR	16,470	12,116
	Morgan Stanley	2.950%	5/7/32	EUR	9,700	8,393
	Morgan Stanley	1.102%	4/29/33	EUR	1,429	1,026
	Morgan Stanley	5.148%	1/25/34	EUR	6,000	6,102
	Mylan Inc.	2.125%	5/23/25	EUR	5,600	5,197
	Nasdaq Inc.	1.750%	3/28/29	EUR	4,812	4,013
65

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nasdaq Inc.	0.875%	2/13/30	EUR	8,864	6,761
National Grid North America Inc	1.054%	1/20/31	EUR	7,500	5,637
National Grid North America Inc.	1.000%	7/12/24	EUR	300	283
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	461	518
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	6,145	5,913
Nestle Finance International Ltd.	0.000%	11/12/24	EUR	7,515	7,059
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	5,536	4,837
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	5,124	4,519
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,021
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	4,455	3,142
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,125	3,282
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,587	2,098
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	9,260	5,999
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,270
Nestle Holdings Inc.	2.192%	1/26/29	CAD	7,380	4,667
Nestle Holdings Inc.	1.375%	6/23/33	GBP	3,000	2,440
Nestle SA	2.500%	7/14/34	CHF	4,900	4,989
New York Life Global Funding	1.250%	12/17/26	GBP	3,724	3,642
New York Life Global Funding	0.250%	1/23/27	EUR	9,787	8,363
New York Life Global Funding	2.000%	4/17/28	CAD	2,993	1,892
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,290	1,299
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,429	1,991
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	7,904	6,847
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,269	1,794
Oracle Corp.	3.125%	7/10/25	EUR	448	436
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	7,955	7,297
PepsiCo Inc.	0.250%	5/6/24	EUR	3,156	2,999
PepsiCo Inc.	2.150%	5/6/24	CAD	1,624	1,149
PepsiCo Inc.	0.750%	3/18/27	EUR	996	895
PepsiCo Inc.	0.500%	5/6/28	EUR	5,974	5,117
PepsiCo Inc.	0.875%	7/18/28	EUR	1,875	1,619
PepsiCo Inc.	1.125%	3/18/31	EUR	943	783
PepsiCo Inc.	0.400%	10/9/32	EUR	6,028	4,424
PepsiCo Inc.	0.750%	10/14/33	EUR	3,343	2,478
PepsiCo Inc.	0.875%	10/16/39	EUR	5,032	3,140
PepsiCo Inc.	1.050%	10/9/50	EUR	1,107	615
PerkinElmer Inc.	1.875%	7/19/26	EUR	2,323	2,125
Pfizer Inc.	1.000%	3/6/27	EUR	1,765	1,603
Pfizer Inc.	2.735%	6/15/43	GBP	4,634	3,836
Philip Morris International Inc.	0.625%	11/8/24	EUR	667	621
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,272	1,099
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,539	3,160
Philip Morris International Inc.	3.125%	6/3/33	EUR	548	434
Philip Morris International Inc.	2.000%	5/9/36	EUR	4,090	2,589
Philip Morris International Inc.	1.875%	11/6/37	EUR	7,763	4,556
Philip Morris International Inc.	1.450%	8/1/39	EUR	3,102	1,657
PPG Industries Inc.	1.875%	6/1/25	EUR	2,296	2,151
PPG Industries Inc.	0.875%	11/3/25	EUR	1,326	1,190
PPG Industries Inc.	1.400%	3/13/27	EUR	200	174
PPG Industries Inc.	2.750%	6/1/29	EUR	2,906	2,587
Praxair Inc.	1.200%	2/12/24	EUR	4,090	3,953
Praxair Inc.	1.625%	12/1/25	EUR	10,476	9,810
Procter & Gamble Co.	1.125%	11/2/23	EUR	5,976	5,814
Procter & Gamble Co.	0.500%	10/25/24	EUR	1,545	1,463
Procter & Gamble Co.	0.625%	10/30/24	EUR	2,050	1,944
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,977	5,293
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,379	2,110
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,427	6,149
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,541	3,091
Procter & Gamble Co.	0.350%	5/5/30	EUR	8,000	6,439
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,216	981
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	8,728	7,138
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,729	1,402
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,481	4,700
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	5,300	4,246
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,019	2,124
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,197	2,855
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	1,300	918
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,710	1,111
66

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,130	1,129
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,619	827
Prologis LP	3.000%	6/2/26	EUR	778	737
Prologis LP	2.250%	6/30/29	GBP	4,469	4,134
Prologis LP	5.250%	1/15/31	CAD	4,000	2,935
Public Storage	0.500%	9/9/30	EUR	3,241	2,315
Public Storage	0.875%	1/24/32	EUR	3,376	2,380
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	6,316	5,427
Realty Income Corp.	1.875%	1/14/27	GBP	624	603
Realty Income Corp.	1.125%	7/13/27	GBP	5,938	5,441
Realty Income Corp.	1.750%	7/13/33	GBP	2,043	1,556
Realty Income Corp.	2.500%	1/14/42	GBP	946	658
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,087	4,322
Schlumberger Finance BV	0.500%	10/15/31	EUR	5,087	3,820
Schlumberger Finance BV	2.000%	5/6/32	EUR	3,019	2,562
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,765	1,625
Schneider Electric SE	0.250%	9/9/24	EUR	6,500	6,141
Schneider Electric SE	0.875%	3/11/25	EUR	1,500	1,414
Schneider Electric SE	1.500%	1/15/28	EUR	5,600	5,086
Schneider Electric SE	0.250%	3/11/29	EUR	7,600	6,214
Signify NV	2.375%	5/11/27	EUR	1,450	1,296
Simon International Finance SCA	1.125%	3/19/33	EUR	5,321	3,458
Southern Co.	1.875%	9/15/81	EUR	4,624	3,253
Southern Power Co.	1.850%	6/20/26	EUR	5,471	5,046
Stellantis NV	2.000%	3/20/25	EUR	1,900	1,803
Stellantis NV	3.875%	1/5/26	EUR	8,728	8,551
Stellantis NV	2.750%	5/15/26	EUR	4,600	4,318
Stellantis NV	4.500%	7/7/28	EUR	15,577	15,167
Stellantis NV	1.250%	6/20/33	EUR	7,448	5,075
Stryker Corp.	0.250%	12/3/24	EUR	1,985	1,837
Stryker Corp.	2.125%	11/30/27	EUR	943	861
Stryker Corp.	2.625%	11/30/30	EUR	1,052	932
Stryker Corp.	1.000%	12/3/31	EUR	5,635	4,242
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,300	1,690
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,804	1,274
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	8,714	7,815
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	9,372	7,517
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	3,693	2,810
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	10,753	6,963
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	5,000	3,127
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	2,367	2,240
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	3,212	2,963
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	3,092	2,965
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	8,427	7,834
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,545	1,423
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	6,201	5,254
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	448	392
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,333	2,860
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,094	1,378
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	5,581	3,466
Time Warner Cable LLC	5.250%	7/15/42	GBP	3,037	2,719
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	94
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	3,724	3,601
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	7,448	6,168
Trillium Windpower LP	5.803%	2/15/33	CAD	743	557
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	5,240	3,696
United Parcel Service Inc.	0.375%	11/15/23	EUR	3,761	3,622
United Parcel Service Inc.	2.125%	5/21/24	CAD	3,552	2,506
United Parcel Service Inc.	1.625%	11/15/25	EUR	6,030	5,693
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,710	1,366
United Parcel Service Inc.	5.125%	2/12/50	GBP	850	1,032
Upjohn Finance BV	1.362%	6/23/27	EUR	4,090	3,415
Upjohn Finance BV	1.908%	6/23/32	EUR	7,790	5,452
US Bancorp	0.850%	6/7/24	EUR	7,544	7,141
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	3,147	2,715
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	3,163	2,226
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	608	433
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,200	772
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,272	755
67

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,545	1,738
Verizon Communications Inc.	4.050%	2/17/25	AUD	780	489
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,488	2,325
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,326	1,294
Verizon Communications Inc.	1.375%	10/27/26	EUR	3,541	3,222
Verizon Communications Inc.	0.875%	4/8/27	EUR	12,799	11,208
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,420	3,930
Verizon Communications Inc.	2.375%	3/22/28	CAD	3,693	2,364
Verizon Communications Inc.	2.350%	3/23/28	AUD	1,400	754
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,977	4,284
Verizon Communications Inc.	1.125%	11/3/28	GBP	6,685	5,942
Verizon Communications Inc.	0.375%	3/22/29	EUR	7,917	6,312
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,718	1,491
Verizon Communications Inc.	1.250%	4/8/30	EUR	9,787	8,006
Verizon Communications Inc.	2.500%	5/16/30	CAD	3,541	2,151
Verizon Communications Inc.	1.875%	9/19/30	GBP	778	688
Verizon Communications Inc.	2.500%	4/8/31	GBP	1,345	1,231
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,509	3,105
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,724	2,766
Verizon Communications Inc.	0.750%	3/22/32	EUR	6,902	5,050
Verizon Communications Inc.	1.300%	5/18/33	EUR	1,796	1,346
Verizon Communications Inc.	4.750%	10/31/34	EUR	6,167	6,319
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,904	4,037
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,671	2,383
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,524	5,926
Verizon Communications Inc.	2.875%	1/15/38	EUR	5,515	4,503
Verizon Communications Inc.	1.875%	11/3/38	GBP	3,194	2,245
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,155	743
Verizon Communications Inc.	3.500%	11/4/39	AUD	600	248
Verizon Communications Inc.	1.850%	5/18/40	EUR	704	478
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,300	1,187
Verizon Communications Inc.	4.050%	3/22/51	CAD	791	441
VF Corp.	0.250%	2/25/28	EUR	723	585
Visa Inc.	1.500%	6/15/26	EUR	9,300	8,657
Visa Inc.	2.000%	6/15/29	EUR	4,700	4,253
Visa Inc.	2.375%	6/15/34	EUR	2,500	2,179
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,093	1,687
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	626	676
Walmart Inc.	2.550%	4/8/26	EUR	943	910
Walmart Inc.	4.875%	9/21/29	EUR	5,498	5,884
Walmart Inc.	5.625%	3/27/34	GBP	7,590	9,410
Walmart Inc.	5.250%	9/28/35	GBP	512	614
Walt Disney Co.	3.057%	3/30/27	CAD	7,225	4,878
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,903	1,272
Wells Fargo & Co.	0.500%	11/2/23	CHF	10,200	10,044
Wells Fargo & Co.	2.125%	12/20/23	GBP	418	463
Wells Fargo & Co.	3.184%	2/8/24	CAD	2,533	1,805
Wells Fargo & Co.	2.125%	6/4/24	EUR	9,300	8,938
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,756	1,231
Wells Fargo & Co.	2.000%	7/28/25	GBP	14,035	14,696
Wells Fargo & Co.	2.000%	4/27/26	EUR	12,305	11,239
Wells Fargo & Co.	4.168%	4/28/26	CAD	1,500	1,063
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,370	2,979
Wells Fargo & Co.	2.975%	5/19/26	CAD	5,152	3,477
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,798	5,978
Wells Fargo & Co.	1.000%	2/2/27	EUR	12,065	10,344
Wells Fargo & Co.	2.493%	2/18/27	CAD	4,099	2,660
Wells Fargo & Co.	1.500%	5/24/27	EUR	10,275	8,943
Wells Fargo & Co.	3.473%	4/26/28	GBP	3,700	3,783
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,175	2,133
Wells Fargo & Co.	1.741%	5/4/30	EUR	5,087	4,209
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,263	1,309
Welltower Inc.	4.800%	11/20/28	GBP	3,705	3,848
Welltower Inc.	4.500%	12/1/34	GBP	2,434	2,259
Westlake Chemical Corp.	1.625%	7/17/29	EUR	1,900	1,442
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,471	4,899
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,875	1,588
WPC Eurobond BV	2.250%	7/19/24	EUR	3,156	2,955
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	1,802
68

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	WPC Eurobond BV	2.125%	4/15/27	EUR	4,195	3,558
	WPC Eurobond BV	1.350%	4/15/28	EUR	4,539	3,588
	WPC Eurobond BV	0.950%	6/1/30	EUR	1,876	1,259
	Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	2,937	2,901
						2,331,075
Total Corporate Bonds (Cost $20,179,886)						15,575,092
Sovereign Bonds (78.3%)
Australia (3.1%)
	Australian Capital Territory	4.000%	5/22/24	AUD	2,530	1,624
	Australian Capital Territory	1.250%	5/22/25	AUD	630	379
	Australian Capital Territory	2.500%	5/21/26	AUD	1,010	616
	Australian Capital Territory	3.000%	4/18/28	AUD	290	176
	Australian Capital Territory	2.250%	5/22/29	AUD	5,100	2,897
	Australian Capital Territory	1.750%	5/17/30	AUD	1,110	593
	Australian Capital Territory	1.750%	10/23/31	AUD	440	225
	Commonwealth of Australia	5.500%	4/21/23	AUD	51,360	33,204
	Commonwealth of Australia	2.750%	4/21/24	AUD	20,413	12,979
	Commonwealth of Australia	0.250%	11/21/24	AUD	170,429	102,565
	Commonwealth of Australia	3.250%	4/21/25	AUD	181,103	115,765
	Commonwealth of Australia	0.250%	11/21/25	AUD	140,185	81,738
	Commonwealth of Australia	4.250%	4/21/26	AUD	205,752	135,444
	Commonwealth of Australia	0.500%	9/21/26	AUD	161,297	92,387
	Commonwealth of Australia	4.750%	4/21/27	AUD	146,892	99,057
	Commonwealth of Australia	2.750%	11/21/27	AUD	106,570	65,862
	Commonwealth of Australia	2.250%	5/21/28	AUD	117,029	70,082
	Commonwealth of Australia	2.750%	11/21/28	AUD	154,383	94,391
	Commonwealth of Australia	3.250%	4/21/29	AUD	129,331	81,074
	Commonwealth of Australia	2.750%	11/21/29	AUD	143,635	86,808
	Commonwealth of Australia	2.500%	5/21/30	AUD	146,075	86,301
	Commonwealth of Australia	1.000%	12/21/30	AUD	134,721	69,847
	Commonwealth of Australia	1.500%	6/21/31	AUD	137,648	73,642
	Commonwealth of Australia	1.000%	11/21/31	AUD	154,615	78,211
	Commonwealth of Australia	1.250%	5/21/32	AUD	104,342	53,368
	Commonwealth of Australia	1.750%	11/21/32	AUD	82,401	43,864
	Commonwealth of Australia	4.500%	4/21/33	AUD	126,270	85,811
	Commonwealth of Australia	3.000%	11/21/33	AUD	52,080	30,876
	Commonwealth of Australia	2.750%	6/21/35	AUD	47,147	26,659
	Commonwealth of Australia	3.750%	4/21/37	AUD	43,769	27,257
	Commonwealth of Australia	3.250%	6/21/39	AUD	37,313	21,527
	Commonwealth of Australia	2.750%	5/21/41	AUD	50,029	26,355
	Commonwealth of Australia	3.000%	3/21/47	AUD	38,584	20,452
	Commonwealth of Australia	1.750%	6/21/51	AUD	84,349	32,827
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,485	855
	National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	3,735	1,832
	New South Wales Treasury Corp.	1.000%	2/8/24	AUD	15,820	9,784
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	16,943	11,077
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	20,413	12,336
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,899	3,146
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	66,841	40,986
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	64,075	38,865
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	10,206	6,132
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	11,737	7,004
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	28,558	16,793
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	7,484	3,790
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	21,309	11,337
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	86,169	42,549
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	20,288	10,200
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	422	242
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	3,742	2,041
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	11,397	4,943
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	261	104
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	2,600	1,627
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	5,200	3,150
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	800	496
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,300	1,384
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	500	264
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	3,600	2,119
[3]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	6,889	4,368
69

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	23,577	15,595
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	25,257	16,539
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	31,895	19,953
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	40,997	24,790
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	41,599	25,472
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	23,651	14,298
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	40,817	24,751
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	17,822	9,211
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	9,300	4,606
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	40,669	19,886
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,235	3,149
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	15,225	7,162
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,654	3,363
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,552	3,219
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	4,011	2,298
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	2,550	1,641
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	8,929	5,565
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	5,612	3,502
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,210	2,607
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	637	388
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	9,345	5,636
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	15,411	8,847
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	14,335	7,180
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	20,238	9,205
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,900	3,078
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	765	468
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	785	428
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	3,742	1,977
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	7,144	4,725
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	11,226	6,505
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	26,537	17,981
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	37,679	21,042
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	19,456	11,705
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	36,511	20,890
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	33,760	17,416
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	63,101	31,655
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	21,518	13,417
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	23,784	12,124
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	27,218	13,401
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	7,484	3,492
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	7,484	3,308
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	15,283	6,458
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	24,493	15,357
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,910	5,213
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,674	7,840
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	5,103	3,116
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	16,293	9,982
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	7,409	4,344
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	18,600	9,659
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	15,769	8,127
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,821	3,783
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	2,994	1,293
						2,489,934
Austria (1.0%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	17,456	16,441
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	1,046	1,051
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,539	3,742
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	5,000	4,454
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	3,700	2,878
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	400	387
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	658	634
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,250	1,533
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	15,610	16,057
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	765	474
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,543	2,251
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	2,290	2,482
[3]	Republic of Austria	0.000%	7/15/24	EUR	35,869	34,264
[3]	Republic of Austria	1.650%	10/21/24	EUR	3,479	3,415
[3]	Republic of Austria	0.000%	4/20/25	EUR	160,905	150,647
70

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	0.750%	10/20/26	EUR	39,558	36,746
[3]	Republic of Austria	0.500%	4/20/27	EUR	21,009	19,084
[3]	Republic of Austria	0.750%	2/20/28	EUR	12,810	11,592
[3]	Republic of Austria	0.000%	10/20/28	EUR	17,240	14,653
[3]	Republic of Austria	0.500%	2/20/29	EUR	78,336	68,108
[3]	Republic of Austria	0.000%	2/20/30	EUR	40,771	33,161
[3]	Republic of Austria	0.000%	2/20/31	EUR	110,003	86,605
[3]	Republic of Austria	0.900%	2/20/32	EUR	112,995	94,131
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,898	2,717
[3]	Republic of Austria	5.375%	12/1/34	CAD	827	659
[3]	Republic of Austria	0.250%	10/20/36	EUR	70,552	48,358
[3]	Republic of Austria	4.150%	3/15/37	EUR	7,782	8,690
[3]	Republic of Austria	0.000%	10/20/40	EUR	34,412	19,897
[3]	Republic of Austria	3.150%	6/20/44	EUR	25,743	26,131
[3]	Republic of Austria	1.500%	2/20/47	EUR	27,629	20,529
[3]	Republic of Austria	1.850%	5/23/49	EUR	15,348	12,283
[3]	Republic of Austria	0.750%	3/20/51	EUR	58,058	33,663
[3]	Republic of Austria	3.800%	1/26/62	EUR	5,687	6,669
[3]	Republic of Austria	0.700%	4/20/71	EUR	15,030	6,806
[3]	Republic of Austria	1.500%	11/2/86	EUR	12,517	7,658
[3]	Republic of Austria	2.100%	9/20/17	EUR	22,372	16,822
[3]	Republic of Austria	0.850%	6/30/20	EUR	18,617	8,389
						824,061
Belgium (1.7%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,000	10,034
[3]	Kingdom of Belgium	2.600%	6/22/24	EUR	50,000	49,870
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	26,646	25,576
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	111,796	106,982
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	136,622	129,696
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	111,920	103,535
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	82,727	72,834
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	120,481	107,783
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	97,359	80,305
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	13,937	12,126
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	83,694	65,449
	Kingdom of Belgium	4.000%	3/28/32	EUR	20,659	22,574
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	207,539	163,695
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	13,251	13,206
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	2,269	2,697
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	33,102	26,365
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	18,982	15,964
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	43,586	41,003
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	32,773	20,321
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	21,716	24,508
	Kingdom of Belgium	3.750%	6/22/45	EUR	28,923	30,996
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	40,386	29,298
[3,7]	Kingdom of Belgium	1.700%	6/22/50	EUR	36,354	26,314
[3]	Kingdom of Belgium	1.400%	6/22/53	EUR	106,732	69,767
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	7,993	6,593
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	29,276	23,450
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	18,467	8,187
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,274
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,700	4,137
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	13,400	10,520
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	3,848
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,157
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,800	1,391
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	1,600	1,130
[7]	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,400	4,835
	Region Wallonne Belgium	0.050%	6/22/25	EUR	7,200	6,683
	Region Wallonne Belgium	0.250%	5/3/26	EUR	26,200	23,974
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,100	5,043
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,400	1,888
	Region Wallonne Belgium	1.375%	4/6/32	EUR	10,000	8,511
	Region Wallonne Belgium	1.250%	5/3/34	EUR	7,900	6,342
[7]	Region Wallonne Belgium	0.650%	1/16/51	EUR	1,900	934
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,200	1,194
						1,372,989
71

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bulgaria (0.0%)
	Republic of Bulgaria	2.950%	9/3/24	EUR	418	413
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,545	1,441
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,816	11,528
	Republic of Bulgaria	3.125%	3/26/35	EUR	2,543	1,983
	Republic of Bulgaria	1.375%	9/23/50	EUR	3,587	1,696
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,800	3,499
	Republic of Bulgaria	0.375%	9/23/30	EUR	1,500	1,025
	Republic of Bulgaria	4.625%	9/23/34	EUR	2,500	2,263
						23,848
Canada (4.9%)
	British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	3,108	2,247
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	2,735	1,947
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	3,037	2,180
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	3,061	2,090
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	7,037	4,969
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	195	136
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	747	501
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,888	2,723
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	609	408
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,871	1,204
	Canada	0.500%	11/1/23	CAD	19,110	13,529
	Canada	0.750%	2/1/24	CAD	62,862	44,304
	Canada	0.250%	4/1/24	CAD	58,816	40,991
	Canada	1.500%	5/1/24	CAD	23,125	16,363
	Canada	2.500%	6/1/24	CAD	3,046	2,187
	Canada	2.750%	8/1/24	CAD	180,073	129,529
	Canada	1.500%	9/1/24	CAD	41,070	28,884
	Canada	1.500%	4/1/25	CAD	126,728	87,966
	Canada	2.250%	6/1/25	CAD	6,900	4,877
	Canada	9.000%	6/1/25	CAD	6,123	5,066
	Canada	0.500%	9/1/25	CAD	29,015	19,428
	Canada	0.250%	3/1/26	CAD	121,927	79,995
	Canada	1.000%	9/1/26	CAD	53,531	35,686
	Canada	1.250%	3/1/27	CAD	75,580	50,489
	Canada	8.000%	6/1/27	CAD	2,603	2,280
	Canada	2.750%	9/1/27	CAD	53,100	37,802
	Canada	2.000%	6/1/28	CAD	21,148	14,500
	Canada	2.250%	6/1/29	CAD	33,622	23,200
	Canada	5.750%	6/1/29	CAD	20,608	17,310
	Canada	2.250%	12/1/29	CAD	21,018	14,450
	Canada	1.250%	6/1/30	CAD	92,520	58,723
	Canada	0.500%	12/1/30	CAD	73,861	43,547
	Canada	1.500%	6/1/31	CAD	112,430	71,502
	Canada	1.500%	12/1/31	CAD	73,637	46,521
	Canada	2.000%	6/1/32	CAD	89,966	59,151
	Canada	2.500%	12/1/32	CAD	70,600	48,390
	Canada	5.750%	6/1/33	CAD	35,263	31,357
	Canada	5.000%	6/1/37	CAD	44,630	38,628
	Canada	4.000%	6/1/41	CAD	41,529	32,791
	Canada	3.500%	12/1/45	CAD	31,440	23,364
	Canada	2.750%	12/1/48	CAD	16,284	10,666
	Canada	2.000%	12/1/51	CAD	118,885	65,494
	Canada	1.750%	12/1/53	CAD	89,995	45,983
	Canada	2.750%	12/1/64	CAD	21,164	13,539
[3]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	33,590	24,253
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	62,660	45,081
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	39,355	27,536
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	23,625	16,740
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	42,770	29,164
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	50,465	34,819
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	11,080	7,716
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	38,040	25,446
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,060	15,732
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	14,965	9,840
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	12,345	8,271
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	37,915	26,122
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	13,950	10,287
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	22,900	16,712
72

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,675	7,339
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	29,555	20,717
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	12,820	8,880
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	19,310	12,825
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	39,240	25,090
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	9,810	5,855
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	14,510	8,888
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	10,545	6,737
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	30,680	18,846
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	11,260	7,268
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	12,645	8,376
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	28,300	20,442
	Canada Post Corp.	4.080%	7/16/25	CAD	4,544	3,315
	Canada Post Corp.	4.360%	7/16/40	CAD	1,861	1,346
	CDP Financial Inc.	1.125%	4/6/27	EUR	37,100	33,619
	City of Montreal	3.500%	9/1/24	CAD	111	80
	City of Montreal	3.000%	9/1/25	CAD	3,572	2,541
	City of Montreal	2.750%	9/1/26	CAD	3,400	2,332
	City of Montreal	3.000%	9/1/27	CAD	2,550	1,791
	City of Montreal	3.150%	9/1/28	CAD	1,555	1,089
	City of Montreal	2.300%	9/1/29	CAD	1,169	766
	City of Montreal	1.750%	9/1/30	CAD	3,051	1,876
	City of Montreal	2.000%	9/1/31	CAD	3,442	2,114
	City of Montreal	4.250%	12/1/32	CAD	2,046	1,494
	City of Montreal	4.100%	12/1/34	CAD	1,629	1,146
	City of Montreal	3.150%	12/1/36	CAD	3,054	1,895
	City of Montreal	3.500%	12/1/38	CAD	3,061	1,937
	City of Montreal	2.400%	12/1/41	CAD	2,776	1,459
	City of Montreal	4.700%	12/1/41	CAD	2,046	1,488
	City of Montreal	6.000%	6/1/43	CAD	2,070	1,763
	City of Ottawa Ontario	4.100%	12/6/52	CAD	1,116	747
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	17,409	16,505
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	7,700	6,751
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	4,750	4,635
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	3,873	2,713
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,767	8,430
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,308	4,062
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	4,750	3,612
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	7,617	6,337
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	9,712	5,506
[7]	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,273	1,297
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,050	1,612
	Export Development Canada	1.375%	12/8/23	GBP	5,087	5,685
	Export Development Canada	1.650%	7/31/24	CAD	2,110	1,485
	Financement-Quebec	5.250%	6/1/34	CAD	5,327	4,241
	First Nations Finance Authority	3.050%	6/1/28	CAD	528	370
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,706	1,063
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,255	2,148
	Government of the Northwest Territories	2.200%	9/29/51	CAD	509	230
	Greater Sudbury Canada	2.416%	3/12/50	CAD	443	213
	Hydro-Quebec	2.000%	9/1/28	CAD	6,873	4,556
	Hydro-Quebec	6.000%	8/15/31	CAD	4,740	3,971
	Hydro-Quebec	6.500%	1/16/35	CAD	3,620	3,189
	Hydro-Quebec	6.500%	2/15/35	CAD	13,992	12,438
	Hydro-Quebec	6.000%	2/15/40	CAD	11,583	10,093
	Hydro-Quebec	5.000%	2/15/45	CAD	18,675	14,744
	Hydro-Quebec	5.000%	2/15/50	CAD	26,649	21,580
	Hydro-Quebec	4.000%	2/15/55	CAD	23,955	16,589
	Hydro-Quebec	2.100%	2/15/60	CAD	28,563	12,399
	Hydro-Quebec	4.000%	2/15/63	CAD	4,557	3,160
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,035	2,878
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,179	1,485
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,502	2,404
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,454	2,315
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	3,874	2,664
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,547	838
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,608	1,892
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	3,545	2,487
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,689	2,495
73

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	1,860	1,124
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	518	390
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,019	872
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,529	936
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,908	6,404
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,097	2,027
	OMERS Finance Trust	2.600%	5/14/29	CAD	1,395	934
[3]	OMERS Finance Trust	2.600%	5/14/29	CAD	1,225	820
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,161	5,990
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	915	671
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	132	98
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	20,138	18,708
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	5,746
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	3,700	3,169
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	10,250	8,779
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	7,770	4,953
	OPB Finance Trust	2.950%	2/2/26	CAD	14,799	10,382
	OPB Finance Trust	2.980%	1/25/27	CAD	2,543	1,772
	Ottawa Ontario	4.600%	7/14/42	CAD	969	705
	Ottawa Ontario	3.250%	11/10/47	CAD	907	522
	Ottawa Ontario	3.100%	7/27/48	CAD	2,205	1,234
	Ottawa Ontario	2.500%	5/11/51	CAD	2,000	973
	Ottawa Ontario	4.200%	7/30/53	CAD	1,292	877
	Province of Alberta	3.400%	12/1/23	CAD	1,521	1,106
	Province of Alberta	3.100%	6/1/24	CAD	8,963	6,474
	Province of Alberta	0.625%	4/18/25	EUR	5,417	5,071
	Province of Alberta	2.350%	6/1/25	CAD	13,217	9,302
	Province of Alberta	0.625%	1/16/26	EUR	2,599	2,392
	Province of Alberta	2.200%	6/1/26	CAD	13,206	9,136
	Province of Alberta	3.100%	12/14/26	AUD	952	573
	Province of Alberta	2.550%	6/1/27	CAD	24,896	17,289
	Province of Alberta	3.600%	4/11/28	AUD	325	194
	Province of Alberta	2.900%	12/1/28	CAD	12,586	8,743
	Province of Alberta	1.403%	2/20/29	SEK	64,000	5,086
	Province of Alberta	2.900%	9/20/29	CAD	8,678	5,960
	Province of Alberta	2.050%	6/1/30	CAD	28,559	18,340
	Province of Alberta	1.650%	6/1/31	CAD	12,609	7,683
	Province of Alberta	3.500%	6/1/31	CAD	2,346	1,656
	Province of Alberta	4.150%	6/1/33	CAD	2,790	2,028
	Province of Alberta	3.900%	12/1/33	CAD	9,373	6,686
	Province of Alberta	4.500%	12/1/40	CAD	2,550	1,879
	Province of Alberta	3.450%	12/1/43	CAD	9,733	6,159
	Province of Alberta	3.300%	12/1/46	CAD	18,049	11,016
	Province of Alberta	3.050%	12/1/48	CAD	24,456	14,164
	Province of Alberta	3.100%	6/1/50	CAD	31,909	18,672
	Province of Alberta	2.950%	6/1/52	CAD	14,229	8,101
	Province of British Columbia	3.300%	12/18/23	CAD	7,092	5,150
	Province of British Columbia	4.250%	11/27/24	AUD	1,770	1,129
	Province of British Columbia	2.850%	6/18/25	CAD	17,309	12,340
	Province of British Columbia	2.300%	6/18/26	CAD	9,514	6,605
	Province of British Columbia	2.550%	6/18/27	CAD	11,826	8,218
	Province of British Columbia	2.950%	12/18/28	CAD	8,858	6,172
	Province of British Columbia	5.700%	6/18/29	CAD	6,926	5,607
	Province of British Columbia	2.200%	6/18/30	CAD	18,390	11,950
	Province of British Columbia	1.550%	6/18/31	CAD	16,315	9,866
	Province of British Columbia	6.350%	6/18/31	CAD	7,654	6,579
	Province of British Columbia	3.200%	6/18/32	CAD	7,905	5,424
	Province of British Columbia	4.700%	6/18/37	CAD	4,251	3,226
	Province of British Columbia	4.950%	6/18/40	CAD	7,127	5,564
	Province of British Columbia	4.300%	6/18/42	CAD	12,237	8,817
	Province of British Columbia	3.200%	6/18/44	CAD	14,120	8,585
	Province of British Columbia	2.800%	6/18/48	CAD	19,003	10,525
	Province of British Columbia	4.900%	6/18/48	CAD	1,529	1,196
	Province of British Columbia	2.950%	6/18/50	CAD	27,953	15,909
	Province of British Columbia	2.750%	6/18/52	CAD	16,981	9,276
	Province of British Columbia	4.250%	12/18/53	CAD	4,092	3,010
	Province of Manitoba	3.300%	6/2/24	CAD	1,521	1,102
	Province of Manitoba	4.250%	3/3/25	AUD	509	324
	Province of Manitoba	2.450%	6/2/25	CAD	9,100	6,417
74

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	4.400%	9/5/25	CAD	5,329	3,948
Province of Manitoba	2.550%	6/2/26	CAD	9,696	6,784
Province of Manitoba	2.600%	6/2/27	CAD	9,616	6,687
Province of Manitoba	3.000%	6/2/28	CAD	3,027	2,123
Province of Manitoba	2.750%	6/2/29	CAD	3,271	2,237
Province of Manitoba	3.250%	9/5/29	CAD	1,157	811
Province of Manitoba	2.050%	6/2/30	CAD	6,138	3,930
Province of Manitoba	6.300%	3/5/31	CAD	486	411
Province of Manitoba	2.050%	6/2/31	CAD	9,019	5,669
Province of Manitoba	3.900%	12/2/32	CAD	3,000	2,159
Province of Manitoba	5.700%	3/5/37	CAD	1,529	1,269
Province of Manitoba	4.600%	3/5/38	CAD	2,895	2,148
Province of Manitoba	4.650%	3/5/40	CAD	2,040	1,515
Province of Manitoba	4.100%	3/5/41	CAD	2,550	1,768
Province of Manitoba	4.400%	3/5/42	CAD	3,316	2,377
Province of Manitoba	3.350%	3/5/43	CAD	1,019	627
Province of Manitoba	4.050%	9/5/45	CAD	6,669	4,531
Province of Manitoba	2.850%	9/5/46	CAD	7,365	4,066
Province of Manitoba	3.400%	9/5/48	CAD	7,679	4,666
Province of Manitoba	3.200%	3/5/50	CAD	9,340	5,464
Province of Manitoba	4.700%	3/5/50	CAD	3,345	2,523
Province of Manitoba	2.050%	9/5/52	CAD	6,991	3,135
Province of Manitoba	3.150%	9/5/52	CAD	3,114	1,812
Province of Manitoba	3.800%	9/5/53	CAD	2,511	1,658
Province of Manitoba	3.450%	3/5/63	CAD	1,835	1,116
Province of New Brunswick	3.650%	6/3/24	CAD	5,582	4,066
Province of New Brunswick	1.800%	8/14/25	CAD	2,300	1,590
Province of New Brunswick	2.600%	8/14/26	CAD	5,102	3,568
Province of New Brunswick	2.350%	8/14/27	CAD	4,030	2,761
Province of New Brunswick	3.100%	8/14/28	CAD	4,211	2,959
Province of New Brunswick	2.550%	8/14/31	CAD	4,650	3,035
Province of New Brunswick	5.500%	1/27/34	CAD	2,040	1,671
Province of New Brunswick	4.550%	3/26/37	CAD	3,572	2,645
Province of New Brunswick	4.800%	9/26/39	CAD	3,234	2,455
Province of New Brunswick	4.800%	6/3/41	CAD	1,525	1,156
Province of New Brunswick	3.550%	6/3/43	CAD	4,059	2,584
Province of New Brunswick	3.800%	8/14/45	CAD	4,542	2,975
Province of New Brunswick	3.100%	8/14/48	CAD	8,409	4,838
Province of New Brunswick	3.050%	8/14/50	CAD	5,727	3,274
Province of New Brunswick	2.900%	8/14/52	CAD	3,581	1,985
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	2,550	1,789
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	5,102	3,619
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,600	1,039
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	509	410
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,654	5,282
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	5,593	3,831
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	5,585	3,458
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	6,169	3,817
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	509	411
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,720	1,962
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	7,758	4,488
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,564	3,426
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	7,520	3,738
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	2,971	1,649
Province of Nova Scotia	2.100%	6/1/27	CAD	7,347	4,996
Province of Nova Scotia	1.100%	6/1/28	CAD	3,813	2,415
Province of Nova Scotia	2.000%	9/1/30	CAD	6,787	4,304
Province of Nova Scotia	2.400%	12/1/31	CAD	800	514
Province of Nova Scotia	6.600%	12/1/31	CAD	33	29
Province of Nova Scotia	5.800%	6/1/33	CAD	1,019	843
Province of Nova Scotia	4.500%	6/1/37	CAD	2,550	1,879
Province of Nova Scotia	4.700%	6/1/41	CAD	3,750	2,814
Province of Nova Scotia	4.400%	6/1/42	CAD	5,034	3,613
Province of Nova Scotia	3.450%	6/1/45	CAD	2,924	1,812
Province of Nova Scotia	3.150%	12/1/51	CAD	7,675	4,454
Province of Nova Scotia	3.500%	6/2/62	CAD	4,296	2,583
Province of Ontario	7.500%	2/7/24	CAD	1,304	996
Province of Ontario	1.875%	5/21/24	EUR	2,543	2,477
Province of Ontario	3.500%	6/2/24	CAD	47,113	34,249
75

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	0.375%	6/14/24	EUR	12,379	11,761
Province of Ontario	4.250%	8/22/24	AUD	505	323
Province of Ontario	2.300%	9/8/24	CAD	20,256	14,394
Province of Ontario	0.875%	1/21/25	EUR	2,543	2,405
Province of Ontario	2.650%	2/5/25	CAD	16,888	12,022
Province of Ontario	0.625%	4/17/25	EUR	6,753	6,321
Province of Ontario	2.600%	6/2/25	CAD	53,576	37,939
Province of Ontario	3.100%	8/26/25	AUD	1,015	627
Province of Ontario	1.750%	9/8/25	CAD	36,002	24,822
Province of Ontario	2.400%	6/2/26	CAD	38,393	26,747
Province of Ontario	1.350%	9/8/26	CAD	6,436	4,295
Province of Ontario	3.500%	1/27/27	AUD	505	306
Province of Ontario	1.850%	2/1/27	CAD	9,377	6,319
Province of Ontario	0.375%	4/8/27	EUR	943	831
Province of Ontario	2.600%	6/2/27	CAD	38,019	26,468
Province of Ontario	7.600%	6/2/27	CAD	7,654	6,527
Province of Ontario	1.050%	9/8/27	CAD	11,545	7,452
Province of Ontario	2.900%	6/2/28	CAD	34,157	23,855
Province of Ontario	6.500%	3/8/29	CAD	8,450	7,038
Province of Ontario	2.700%	6/2/29	CAD	28,116	19,177
Province of Ontario	0.250%	6/28/29	CHF	4,485	4,039
Province of Ontario	1.550%	11/1/29	CAD	36,004	22,606
Province of Ontario	2.050%	6/2/30	CAD	41,746	26,798
Province of Ontario	0.010%	11/25/30	EUR	8,886	6,781
Province of Ontario	1.350%	12/2/30	CAD	39,486	23,715
Province of Ontario	2.150%	6/2/31	CAD	27,588	17,523
Province of Ontario	6.200%	6/2/31	CAD	6,633	5,639
Province of Ontario	0.250%	6/9/31	EUR	1,900	1,453
Province of Ontario	2.250%	12/2/31	CAD	19,745	12,539
Province of Ontario	3.750%	6/2/32	CAD	33,400	23,929
Province of Ontario	5.850%	3/8/33	CAD	13,752	11,476
Province of Ontario	5.600%	6/2/35	CAD	19,902	16,413
Province of Ontario	4.700%	6/2/37	CAD	40,264	30,499
Province of Ontario	4.600%	6/2/39	CAD	38,304	28,649
Province of Ontario	4.650%	6/2/41	CAD	43,832	32,907
Province of Ontario	3.500%	6/2/43	CAD	45,955	29,346
Province of Ontario	3.450%	6/2/45	CAD	59,510	37,400
Province of Ontario	2.900%	12/2/46	CAD	58,629	33,203
Province of Ontario	2.800%	6/2/48	CAD	47,267	26,086
Province of Ontario	2.900%	6/2/49	CAD	49,578	27,813
Province of Ontario	2.650%	12/2/50	CAD	50,486	26,809
Province of Ontario	1.900%	12/2/51	CAD	45,094	19,796
Province of Ontario	2.550%	12/2/52	CAD	43,970	22,638
Province of Ontario	3.750%	12/2/53	CAD	22,041	14,642
Province of Prince Edward Island	1.850%	7/27/31	CAD	1,900	1,160
Province of Prince Edward Island	3.650%	6/27/42	CAD	816	518
Province of Prince Edward Island	2.650%	12/1/51	CAD	999	512
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,527	946
Province of Quebec	1.500%	12/15/23	GBP	4,090	4,568
Province of Quebec	2.375%	1/22/24	EUR	448	441
Province of Quebec	2.250%	2/22/24	CAD	2,638	1,890
Province of Quebec	3.750%	9/1/24	CAD	22,917	16,712
Province of Quebec	0.875%	1/15/25	EUR	5,800	5,490
Province of Quebec	4.200%	3/10/25	AUD	768	490
Province of Quebec	5.350%	6/1/25	CAD	2,550	1,930
Province of Quebec	2.600%	7/6/25	CAD	4,936	3,495
Province of Quebec	2.750%	9/1/25	CAD	27,353	19,401
Province of Quebec	8.500%	4/1/26	CAD	5,102	4,255
Province of Quebec	3.700%	5/20/26	AUD	421	262
Province of Quebec	2.500%	9/1/26	CAD	19,136	13,352
Province of Quebec	1.850%	2/13/27	CAD	3,613	2,437
Province of Quebec	0.875%	5/4/27	EUR	17,851	16,093
Province of Quebec	2.750%	9/1/27	CAD	21,524	15,072
Province of Quebec	0.875%	7/5/28	EUR	21,256	18,639
Province of Quebec	2.750%	9/1/28	CAD	23,290	16,117
Province of Quebec	2.300%	9/1/29	CAD	33,617	22,325
Province of Quebec	6.000%	10/1/29	CAD	7,654	6,300
Province of Quebec	1.900%	9/1/30	CAD	36,000	22,776
Province of Quebec	0.000%	10/29/30	EUR	16,907	12,978
76

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	0.250%	5/5/31	EUR	10,600	8,165
Province of Quebec	1.500%	9/1/31	CAD	32,996	19,766
Province of Quebec	3.650%	5/20/32	CAD	13,000	9,259
Province of Quebec	6.250%	6/1/32	CAD	11,006	9,449
Province of Quebec	3.250%	9/1/32	CAD	18,765	12,889
Province of Quebec	5.750%	12/1/36	CAD	10,131	8,537
Province of Quebec	5.000%	12/1/38	CAD	17,643	13,832
Province of Quebec	5.000%	12/1/41	CAD	28,086	22,067
Province of Quebec	4.250%	12/1/43	CAD	35,783	25,567
Province of Quebec	3.500%	12/1/45	CAD	37,111	23,557
Province of Quebec	3.500%	12/1/48	CAD	42,780	27,038
Province of Quebec	3.100%	12/1/51	CAD	52,276	30,613
Province of Quebec	2.850%	12/1/53	CAD	45,117	24,979
Province of Quebec	4.400%	12/1/55	CAD	4,400	3,312
Province of Saskatchewan	3.200%	6/3/24	CAD	4,821	3,488
Province of Saskatchewan	0.800%	9/2/25	CAD	3,826	2,568
Province of Saskatchewan	2.550%	6/2/26	CAD	5,678	3,974
Province of Saskatchewan	2.650%	6/2/27	CAD	5,102	3,556
Province of Saskatchewan	3.050%	12/2/28	CAD	3,807	2,664
Province of Saskatchewan	5.750%	3/5/29	CAD	3,061	2,454
Province of Saskatchewan	2.200%	6/2/30	CAD	4,520	2,930
Province of Saskatchewan	2.150%	6/2/31	CAD	2,615	1,658
Province of Saskatchewan	6.400%	9/5/31	CAD	3,441	2,960
Province of Saskatchewan	5.800%	9/5/33	CAD	1,860	1,549
Province of Saskatchewan	5.000%	3/5/37	CAD	179	139
Province of Saskatchewan	4.750%	6/1/40	CAD	3,776	2,865
Province of Saskatchewan	3.400%	2/3/42	CAD	7,550	4,753
Province of Saskatchewan	3.900%	6/2/45	CAD	4,984	3,341
Province of Saskatchewan	2.750%	12/2/46	CAD	7,448	4,078
Province of Saskatchewan	3.300%	6/2/48	CAD	8,635	5,221
Province of Saskatchewan	3.100%	6/2/50	CAD	8,853	5,152
Province of Saskatchewan	2.800%	12/2/52	CAD	7,845	4,234
Province of Saskatchewan	3.750%	3/5/54	CAD	1,936	1,267
Province of Saskatchewan	2.950%	6/2/58	CAD	1,428	765
PSP Capital Inc.	2.090%	11/22/23	CAD	2,029	1,455
PSP Capital Inc.	3.290%	4/4/24	CAD	9,978	7,238
PSP Capital Inc.	3.000%	11/5/25	CAD	3,087	2,197
PSP Capital Inc.	0.900%	6/15/26	CAD	4,550	2,994
PSP Capital Inc.	1.500%	3/15/28	CAD	3,700	2,401
PSP Capital Inc.	2.050%	1/15/30	CAD	6,972	4,489
PSP Capital Inc.	2.600%	3/1/32	CAD	3,000	1,946
Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	1,000	730
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,561	2,728
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	747	365
Regional Municipality of York	2.600%	12/15/25	CAD	2,550	1,794
Regional Municipality of York	2.500%	6/2/26	CAD	1,529	1,067
Regional Municipality of York	2.350%	6/9/27	CAD	1	1
Regional Municipality of York	1.700%	5/27/30	CAD	1,512	937
Regional Municipality of York	2.150%	6/22/31	CAD	1,346	844
Regional Municipality of York	4.000%	5/31/32	CAD	2,365	1,724
Regional Municipality of York	3.650%	5/13/33	CAD	1,581	1,090
Regional Municipality of York	4.050%	5/1/34	CAD	1,223	865
Royal Office Finance LP	5.209%	11/12/37	CAD	3,717	2,783
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	3,143	2,244
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,793	2,694
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	504	253
TCHC Issuer Trust	5.395%	2/22/40	CAD	1,060	825
Toronto Canada	2.450%	2/6/25	CAD	2,410	1,706
Toronto Canada	2.400%	6/7/27	CAD	2,587	1,780
Toronto Canada	2.650%	11/9/29	CAD	2,170	1,485
Toronto Canada	3.250%	4/20/32	CAD	2,400	1,635
Toronto Canada	2.950%	4/28/35	CAD	3,188	1,984
Toronto Canada	3.500%	6/2/36	CAD	2,800	1,828
Toronto Canada	2.600%	9/24/39	CAD	1,023	566
Toronto Canada	5.200%	6/1/40	CAD	621	480
Toronto Canada	2.150%	8/25/40	CAD	2,582	1,314
Toronto Canada	4.700%	6/10/41	CAD	1,019	740
Toronto Canada	3.800%	12/13/42	CAD	1,160	747
Toronto Canada	4.150%	3/10/44	CAD	2,515	1,696
77

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto Canada	3.250%	6/24/46	CAD	2,040	1,179
	Toronto Canada	3.200%	8/1/48	CAD	927	529
	Toronto Canada	2.800%	11/22/49	CAD	2,802	1,459
	Toronto Canada	2.900%	4/29/51	CAD	2,796	1,480
	Toronto Canada	4.300%	6/1/52	CAD	1,116	777
	Vancouver Canada	3.700%	10/18/52	CAD	652	405
	Winnipeg Canada	4.100%	6/1/45	CAD	1,160	764
	Winnipeg Canada	4.300%	11/15/51	CAD	2,121	1,440
						3,925,220
Chile (0.1%)
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	6/1/24	CLP	8,175,000	8,239
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	13,250,000	12,539
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	18,940,000	18,619
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	10,128
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	11,650,000	10,872
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	10,750,000	9,958
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,000,000	15,032
	Republic of Chile	1.625%	1/30/25	EUR	2,884	2,708
	Republic of Chile	1.750%	1/20/26	EUR	100	92
	Republic of Chile	0.100%	1/26/27	EUR	7,438	6,120
	Republic of Chile	0.555%	1/21/29	EUR	3,400	2,622
	Republic of Chile	1.440%	2/1/29	EUR	2,269	1,841
	Republic of Chile	0.830%	7/2/31	EUR	5,659	4,059
	Republic of Chile	1.300%	7/26/36	EUR	4,046	2,605
	Republic of Chile	1.250%	1/29/40	EUR	4,868	2,859
	Republic of Chile	1.250%	1/22/51	EUR	5,937	2,859
						111,152
China (1.1%)
	Agricultural Development Bank of China	3.190%	3/3/24	CNY	150,000	20,862
	Agricultural Development Bank of China	4.000%	11/12/25	CNY	39,900	5,731
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,130
	Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	54,257
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	2,866
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	100,000	14,116
	Agricultural Development Bank of China	3.060%	6/6/32	CNY	170,000	23,553
	China Development Bank	0.875%	1/24/24	EUR	778	747
	China Development Bank	3.300%	2/1/24	CNY	299,900	41,752
	China Development Bank	2.730%	11/11/24	CNY	20,000	2,771
	China Development Bank	3.340%	7/14/25	CNY	30,000	4,225
	China Development Bank	3.680%	2/26/26	CNY	391,800	55,915
	China Development Bank	3.300%	3/3/26	CNY	10,000	1,411
	China Development Bank	3.500%	8/13/26	CNY	235,300	33,458
	China Development Bank	3.430%	1/14/27	CNY	50,000	7,104
	China Development Bank	3.390%	7/10/27	CNY	100,000	14,178
	China Development Bank	3.400%	1/8/28	CNY	100,000	14,233
	China Development Bank	2.990%	3/1/29	CNY	100,000	13,867
	China Development Bank	3.450%	9/20/29	CNY	50,000	7,121
	China Development Bank	3.070%	3/10/30	CNY	25,000	3,476
	China Development Bank	3.700%	10/20/30	CNY	50,000	7,246
	China Development Bank	3.660%	3/1/31	CNY	60,000	8,680
	China Development Bank	3.410%	6/7/31	CNY	150,000	21,327
	China Development Bank	3.120%	9/13/31	CNY	120,000	16,698
	China Development Bank	4.010%	1/9/37	CNY	74,900	11,288
	China Government Bond	2.880%	11/5/23	CNY	50,000	6,927
	China Government Bond	2.470%	9/2/24	CNY	115,000	15,880
	China Government Bond	3.020%	10/22/25	CNY	85,000	11,902
	China Government Bond	3.220%	12/6/25	CNY	243,600	34,317
	China Government Bond	3.250%	6/6/26	CNY	52,800	7,460
	China Government Bond	2.740%	8/4/26	CNY	85,000	11,807
	China Government Bond	0.125%	11/12/26	EUR	2,300	1,982
	China Government Bond	3.120%	12/5/26	CNY	100,000	14,087
	China Government Bond	2.850%	6/4/27	CNY	130,000	18,147
	China Government Bond	3.010%	5/13/28	CNY	160,000	22,484
	China Government Bond	2.910%	10/14/28	CNY	100,000	13,957
	China Government Bond	0.125%	11/17/28	EUR	5,000	3,995
	China Government Bond	2.680%	5/21/30	CNY	60,000	8,207
	China Government Bond	3.270%	11/19/30	CNY	40,000	5,722
	China Government Bond	3.020%	5/27/31	CNY	115,000	16,186
78

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	0.500%	11/12/31	EUR	5,737	4,314
China Government Bond	2.890%	11/18/31	CNY	30,000	4,184
China Government Bond	2.750%	2/17/32	CNY	75,000	10,346
China Government Bond	0.625%	11/25/35	EUR	5,087	3,427
China Government Bond	1.000%	11/12/39	EUR	4,922	3,124
China Government Bond	3.970%	7/23/48	CNY	189,000	29,587
China Government Bond	4.080%	10/22/48	CNY	40,000	6,373
China Government Bond	3.860%	7/22/49	CNY	255,200	39,377
China Government Bond	3.390%	3/16/50	CNY	158,000	22,567
China Government Bond	4.240%	11/24/64	CNY	20,000	3,434
China Government Bond	3.730%	5/25/70	CNY	30,000	4,692
China Government Bond	3.760%	3/22/71	CNY	20,000	3,151
Export-Import Bank of China	3.280%	2/11/24	CNY	414,800	57,740
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	19,727
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,299
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	7,723
Export-Import Bank of China	3.380%	7/16/31	CNY	70,000	9,929
Export-Import Bank of China	3.180%	3/11/32	CNY	170,000	23,768
					847,834
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	102,170,000	19,883
Colombian TES	6.250%	11/26/25	COP	73,070,000	12,309
Colombian TES	7.500%	8/26/26	COP	109,275,000	18,290
Colombian TES	5.750%	11/3/27	COP	82,310,000	12,071
Colombian TES	6.000%	4/28/28	COP	117,605,000	16,963
Colombian TES	7.750%	9/18/30	COP	88,110,000	12,757
Colombian TES	7.000%	3/26/31	COP	77,500,000	10,492
Colombian TES	7.000%	6/30/32	COP	103,300,000	13,459
Colombian TES	7.250%	10/18/34	COP	133,945,000	16,956
Colombian TES	9.250%	5/28/42	COP	72,500,000	10,118
Colombian TES	7.250%	10/26/50	COP	60,000,000	6,483
					149,781
Croatia (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	996	985
Republic of Croatia	3.000%	3/20/27	EUR	3,541	3,480
Republic of Croatia	2.700%	6/15/28	EUR	2,982	2,825
Republic of Croatia	1.125%	6/19/29	EUR	3,541	2,940
Republic of Croatia	2.750%	1/27/30	EUR	4,541	4,097
Republic of Croatia	1.500%	6/17/31	EUR	22,361	17,802
Republic of Croatia	2.875%	4/22/32	EUR	4,600	4,016
Republic of Croatia	1.125%	3/4/33	EUR	4,000	2,887
Republic of Croatia	1.750%	3/4/41	EUR	5,053	3,313
					42,345
Czech Republic (0.4%)
Czech Republic	0.450%	10/25/23	CZK	510,640	19,372
Czech Republic	5.700%	5/25/24	CZK	112,260	4,495
Czech Republic	0.000%	12/12/24	CZK	538,920	19,254
Czech Republic	2.400%	9/17/25	CZK	531,660	19,368
Czech Republic	6.000%	2/26/26	CZK	2,379,110	95,482
Czech Republic	1.000%	6/26/26	CZK	946,570	31,865
Czech Republic	0.250%	2/10/27	CZK	251,570	7,938
Czech Republic	2.500%	8/25/28	CZK	188,810	6,312
Czech Republic	2.750%	7/23/29	CZK	1,627,470	54,116
Czech Republic	0.950%	5/15/30	CZK	811,930	22,897
Czech Republic	1.200%	3/13/31	CZK	548,580	15,413
Czech Republic	2.000%	10/13/33	CZK	190,090	5,335
Czech Republic	4.200%	12/4/36	CZK	49,580	1,699
Czech Republic	1.500%	4/24/40	CZK	99,250	2,144
Czech Republic	4.850%	11/26/57	CZK	46,430	1,652
					307,342
Denmark (0.4%)
Kingdom of Denmark	1.500%	11/15/23	DKK	123,779	16,346
Kingdom of Denmark	7.000%	11/10/24	DKK	37,910	5,505
Kingdom of Denmark	1.750%	11/15/25	DKK	345,649	45,278
Kingdom of Denmark	0.500%	11/15/27	DKK	388,364	47,088
Kingdom of Denmark	0.500%	11/15/29	DKK	588,247	68,355
Kingdom of Denmark	0.000%	11/15/31	DKK	441,612	46,750
Kingdom of Denmark	4.500%	11/15/39	DKK	381,645	63,104
79

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Denmark	0.250%	11/15/52	DKK	50,182	3,582
	Kommunekredit	0.250%	2/16/24	EUR	996	955
	Kommunekredit	0.625%	5/11/26	EUR	2,214	2,028
	Kommunekredit	2.900%	11/27/26	AUD	2,131	1,273
	Kommunekredit	0.750%	5/18/27	EUR	13,135	11,821
	Kommunekredit	0.010%	5/4/34	EUR	14,000	9,687
						321,772
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,266	2,982
	Finnvera OYJ	2.125%	3/8/28	EUR	15,300	14,591
	Finnvera OYJ	0.375%	4/9/29	EUR	5,831	4,906
	Finnvera OYJ	1.125%	5/17/32	EUR	1,900	1,580
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	4,600	3,894
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,200	13,232
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	6,823	4,578
	Municipality Finance plc	5.000%	3/20/24	AUD	2,092	1,352
	Municipality Finance plc	0.625%	11/26/26	EUR	2,543	2,306
	Municipality Finance plc	1.250%	2/23/33	EUR	5,087	4,236
[3]	Republic of Finland	2.000%	4/15/24	EUR	14,859	14,686
[3]	Republic of Finland	0.000%	9/15/24	EUR	25,620	24,410
[3]	Republic of Finland	4.000%	7/4/25	EUR	22,373	23,223
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,380	5,143
[3]	Republic of Finland	0.500%	9/15/27	EUR	26,133	23,520
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,818	5,804
[3]	Republic of Finland	0.500%	9/15/29	EUR	58,950	50,534
[3]	Republic of Finland	0.000%	9/15/30	EUR	55,510	44,675
[3]	Republic of Finland	0.750%	4/15/31	EUR	33,047	27,986
[3]	Republic of Finland	0.125%	9/15/31	EUR	14,549	11,522
[3]	Republic of Finland	1.500%	9/15/32	EUR	32,031	28,147
[3]	Republic of Finland	1.125%	4/15/34	EUR	16,396	13,405
[3]	Republic of Finland	0.250%	9/15/40	EUR	38,836	23,998
[3]	Republic of Finland	2.625%	7/4/42	EUR	17,532	16,397
[3]	Republic of Finland	0.500%	4/15/43	EUR	14,007	8,703
[3]	Republic of Finland	0.125%	4/15/52	EUR	16,853	7,982
						383,792
France (8.6%)
	Action Logement Services	1.375%	4/13/32	EUR	7,500	6,364
	Action Logement Services	0.750%	7/19/41	EUR	13,600	8,400
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	4,000	3,854
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	21,700	20,734
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	10,500	10,147
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	4,894
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	4,646
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,000	5,427
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,849
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,255
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	11,200	9,343
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	19,600	16,329
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	30,000	24,809
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,600	17,457
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,505
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	3,700	2,723
	Agence France Locale	0.500%	6/20/24	EUR	4,900	4,682
	Agence France Locale	0.125%	6/20/26	EUR	8,600	7,760
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,071
	Agence France Locale	0.000%	3/20/31	EUR	6,400	4,960
	Bpifrance SACA	0.125%	11/25/23	EUR	1,200	1,156
	Bpifrance SACA	2.500%	5/25/24	EUR	5,000	4,936
	Bpifrance SACA	0.750%	11/25/24	EUR	8,100	7,721
	Bpifrance SACA	0.125%	3/25/25	EUR	16,400	15,283
	Bpifrance SACA	0.500%	5/25/25	EUR	4,900	4,594
	Bpifrance SACA	2.750%	10/25/25	EUR	12,000	11,880
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	11,940
	Bpifrance SACA	0.125%	11/25/28	EUR	28,300	23,821
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,066
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	4,612
	Bpifrance SACA	0.250%	6/4/31	EUR	9,300	7,325
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	35,869	34,589
80

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	5,124	5,273
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	9,300	7,939
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	31,300	25,778
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	30,800	26,147
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	90,700	70,064
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	30,800	23,750
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	18,700	14,716
	Caisse des Depots et Consignations	0.000%	6/19/24	EUR	2,000	1,897
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	6,000	5,909
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	10,200	9,728
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	2,049	2,108
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,800	10,933
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,700	1,600
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	900	824
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	2,743
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	1,805
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,441
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	89
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	20,200	19,899
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	25,600	20,005
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,372
	Caisse Francaise de Financement Local	1.125%	12/1/31	EUR	30,000	24,939
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,600	7,991
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	2,500	2,051
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	400	315
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,400	2,618
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	18,700	11,496
	France	0.000%	2/25/24	EUR	251,025	241,540
[8]	France	0.000%	3/25/24	EUR	232,616	223,255
	France	1.750%	11/25/24	EUR	78,829	77,380
	France	0.000%	2/25/25	EUR	243,280	228,777
[8]	France	0.000%	3/25/25	EUR	220,000	206,611
	France	0.500%	5/25/25	EUR	148,245	140,530
[8]	France	1.000%	11/25/25	EUR	144,791	138,407
	France	0.000%	2/25/26	EUR	162,410	149,357
	France	3.500%	4/25/26	EUR	82,257	84,847
	France	0.500%	5/25/26	EUR	178,321	166,142
	France	0.250%	11/25/26	EUR	83,694	76,464
[9]	France	0.000%	2/25/27	EUR	468,188	420,609
	France	1.000%	5/25/27	EUR	64,689	60,519
	France	0.750%	2/25/28	EUR	352,786	321,477
[8]	France	0.750%	5/25/28	EUR	246,813	223,992
[8]	France	0.750%	11/25/28	EUR	191,509	172,411
	France	5.500%	4/25/29	EUR	76,812	89,712
[8]	France	0.500%	5/25/29	EUR	176,702	155,143
[8]	France	0.000%	11/25/29	EUR	213,459	178,397
	France	2.500%	5/25/30	EUR	140,069	139,633
[8]	France	0.000%	11/25/30	EUR	219,706	178,224
	France	1.500%	5/25/31	EUR	150,885	138,462
	France	0.000%	11/25/31	EUR	251,173	197,530
	France	0.000%	5/25/32	EUR	142,980	110,179
	France	5.750%	10/25/32	EUR	82,358	102,845
	France	2.000%	11/25/32	EUR	80,000	74,313
	France	1.250%	5/25/34	EUR	174,376	145,591
	France	4.750%	4/25/35	EUR	106,535	124,965
[3,8]	France	1.250%	5/25/36	EUR	142,099	113,967
	France	1.250%	5/25/38	EUR	84,041	65,190
	France	4.000%	10/25/38	EUR	95,869	106,003
[3]	France	1.750%	6/25/39	EUR	7,084	5,921
[3]	France	0.500%	5/25/40	EUR	88,590	57,599
	France	4.500%	4/25/41	EUR	165,428	195,113
[3]	France	2.500%	5/25/43	EUR	64,087	57,926
[3]	France	0.500%	6/25/44	EUR	24,019	14,415
	France	3.250%	5/25/45	EUR	129,509	130,744
[3,8]	France	2.000%	5/25/48	EUR	126,607	100,954
[3]	France	1.500%	5/25/50	EUR	103,205	72,750
	France	0.750%	5/25/52	EUR	135,268	75,277
[3]	France	0.750%	5/25/53	EUR	166,253	90,737
[3]	France	4.000%	4/25/55	EUR	74,952	87,608
81

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	France	4.000%	4/25/60	EUR	49,833	59,282
[3]	France	1.750%	5/25/66	EUR	53,794	38,403
[3]	France	0.500%	5/25/72	EUR	34,906	14,256
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	1,900	1,240
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	10,700	7,348
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	1,500	1,368
	Region of Ile de France	3.625%	3/27/24	EUR	6,800	6,825
	Region of Ile de France	0.500%	6/14/25	EUR	15,100	14,160
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,263
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,134
	Region of Ile de France	1.375%	3/14/29	EUR	100	91
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,500
	SFIL SA	0.050%	6/4/29	EUR	23,300	19,160
	SNCF Reseau	2.625%	12/29/25	EUR	2,300	2,279
	SNCF Reseau	4.250%	10/7/26	EUR	900	943
	SNCF Reseau	3.125%	10/25/28	EUR	3,400	3,428
	SNCF Reseau	5.250%	12/7/28	GBP	8,708	10,314
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,641
	SNCF Reseau	1.125%	5/25/30	EUR	14,300	12,541
	SNCF Reseau	1.000%	11/9/31	EUR	7,600	6,376
	SNCF Reseau	5.000%	10/10/33	EUR	7,891	9,033
	SNCF Reseau	5.250%	1/31/35	GBP	2,716	3,265
	SNCF Reseau	0.750%	5/25/36	EUR	18,900	13,440
	SNCF Reseau	1.500%	5/29/37	EUR	9,100	7,076
	SNCF Reseau	2.250%	12/20/47	EUR	6,300	4,857
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,794
	SNCF Reseau	5.000%	3/11/52	GBP	2,574	3,094
	SNCF Reseau	4.830%	3/25/60	GBP	717	860
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	4,682
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	7,600	5,967
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,200	18,203
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	7,000	4,039
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	8,500	5,752
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	16,800	8,980
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,100	2,041
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	9,300	4,006
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	400	408
	Societe Nationale SNCF SA	0.875%	12/28/26	GBP	6,400	6,378
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	4,134	4,867
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	7,100	6,441
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	14,900	9,710
	Societe Nationale SNCF SA	0.875%	2/28/51	EUR	5,200	2,578
	UNEDIC ASSEO	2.375%	5/25/24	EUR	1,500	1,478
	UNEDIC ASSEO	0.125%	11/25/24	EUR	46,000	43,229
	UNEDIC ASSEO	0.625%	2/17/25	EUR	4,500	4,263
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,300	6,766
	UNEDIC ASSEO	0.100%	11/25/26	EUR	43,800	39,077
	UNEDIC ASSEO	1.250%	10/21/27	EUR	11,000	10,158
	UNEDIC ASSEO	0.500%	3/20/29	EUR	12,200	10,506
	UNEDIC ASSEO	0.250%	11/25/29	EUR	15,300	12,707
	UNEDIC ASSEO	0.000%	11/19/30	EUR	9,500	7,481
	UNEDIC ASSEO	1.500%	4/20/32	EUR	700	609
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	826
	UNEDIC ASSEO	0.100%	5/25/34	EUR	25,400	17,705
	UNEDIC ASSEO	0.250%	7/16/35	EUR	45,200	30,863
						6,867,769
Germany (8.5%)
	Bundesobligation	0.000%	4/11/25	EUR	218,276	205,821
	Bundesobligation	0.000%	10/10/25	EUR	377,723	353,204
	Bundesobligation	0.000%	10/9/26	EUR	250,000	228,584
	Bundesobligation	0.000%	4/16/27	EUR	184,891	167,219
	Bundesschatzanweisungen	0.000%	12/15/23	EUR	100,207	96,861
	Bundesschatzanweisungen	0.200%	6/14/24	EUR	410,116	394,172
	Bundesschatzanweisungen	0.400%	9/13/24	EUR	241,102	231,611
	Federal Republic of Germany	1.500%	5/15/24	EUR	43,640	42,868
	Federal Republic of Germany	0.500%	2/15/26	EUR	134,252	126,759
	Federal Republic of Germany	0.000%	8/15/26	EUR	22,545	20,730
	Federal Republic of Germany	0.250%	2/15/27	EUR	115,138	105,959
	Federal Republic of Germany	0.500%	8/15/27	EUR	13,872	12,813
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federal Republic of Germany	0.000%	11/15/27	EUR	109,252	97,751
	Federal Republic of Germany	5.625%	1/4/28	EUR	59,562	68,958
	Federal Republic of Germany	0.500%	2/15/28	EUR	157,946	144,710
	Federal Republic of Germany	4.750%	7/4/28	EUR	48,175	54,328
[8]	Federal Republic of Germany	0.250%	8/15/28	EUR	227,586	203,720
	Federal Republic of Germany	0.000%	11/15/28	EUR	225,465	197,929
	Federal Republic of Germany	0.250%	2/15/29	EUR	49,782	44,180
	Federal Republic of Germany	0.000%	8/15/29	EUR	88,233	76,079
	Federal Republic of Germany	6.250%	1/4/30	EUR	40,000	50,495
	Federal Republic of Germany	0.000%	2/15/30	EUR	100,000	85,348
	Federal Republic of Germany	5.500%	1/4/31	EUR	55,000	68,149
	Federal Republic of Germany	0.000%	2/15/31	EUR	5,458	4,552
	Federal Republic of Germany	0.000%	8/15/31	EUR	21,386	17,624
	Federal Republic of Germany	0.000%	2/15/32	EUR	145,931	118,625
	Federal Republic of Germany	1.700%	8/15/32	EUR	176,812	167,717
[8]	Federal Republic of Germany	0.000%	5/15/35	EUR	264,473	196,957
	Federal Republic of Germany	0.000%	5/15/36	EUR	274,943	200,076
	Federal Republic of Germany	1.000%	5/15/38	EUR	102,717	84,029
	Federal Republic of Germany	4.250%	7/4/39	EUR	45,000	55,740
	Federal Republic of Germany	4.750%	7/4/40	EUR	53,000	70,237
	Federal Republic of Germany	3.250%	7/4/42	EUR	35,000	39,599
	Federal Republic of Germany	2.500%	7/4/44	EUR	99,968	102,348
[8]	Federal Republic of Germany	2.500%	8/15/46	EUR	213,709	221,217
[8]	Federal Republic of Germany	1.250%	8/15/48	EUR	137,990	111,060
	Federal Republic of Germany	0.000%	8/15/50	EUR	97,517	53,215
	Federal Republic of Germany	1.800%	8/15/53	EUR	76,416	68,304
	FMS Wertmanagement	1.375%	3/7/25	GBP	10,200	10,996
	FMS Wertmanagement	0.375%	4/29/30	EUR	5,600	4,590
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	11,784	11,043
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	3,235	3,027
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	6,361
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	1,023	792
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,686	6,042
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	14,000	8,384
	Free State of Bavaria	0.030%	4/3/28	EUR	22,546	19,271
	Free State of Bavaria	0.150%	4/3/30	EUR	5,036	4,082
	Free State of Bavaria	0.010%	1/18/35	EUR	17,718	12,112
	Free State of Saxony	0.010%	11/5/29	EUR	11,459	9,298
	Free State of Saxony	0.010%	12/17/35	EUR	751	497
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	12,810	12,273
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	2,817	2,707
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	8,608	8,110
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	10,248	9,585
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	2,049	1,771
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	18,449	14,604
[10]	KFW	0.125%	11/7/23	EUR	5,545	5,373
[10]	KFW	1.250%	12/29/23	GBP	10,529	11,736
[10]	KFW	0.125%	1/15/24	EUR	10,248	9,880
[10]	KFW	5.000%	3/19/24	AUD	1,019	661
[10]	KFW	0.000%	4/2/24	EUR	40,305	38,622
[10]	KFW	0.050%	5/30/24	EUR	1,536	1,467
[10]	KFW	1.500%	6/11/24	EUR	11,509	11,235
[10]	KFW	0.875%	7/18/24	GBP	423	462
[10]	KFW	1.500%	7/24/24	AUD	790	484
[10]	KFW	0.125%	10/4/24	EUR	41,511	39,370
[10]	KFW	1.375%	12/9/24	GBP	20,668	22,486
[10]	KFW	0.625%	1/15/25	EUR	18,977	18,071
[10]	KFW	4.000%	2/27/25	AUD	3,929	2,513
[10]	KFW	0.010%	3/31/25	EUR	41,647	38,879
[10]	KFW	0.375%	4/23/25	EUR	14,859	13,987
[10]	KFW	5.500%	6/18/25	GBP	10,248	12,168
[10]	KFW	0.125%	6/30/25	EUR	86,690	80,699
[10]	KFW	2.500%	8/25/25	CHF	5,390	5,588
[10]	KFW	0.250%	9/15/25	EUR	39,114	36,336
[10]	KFW	0.750%	2/19/26	CAD	3,295	2,178
[10]	KFW	0.375%	3/9/26	EUR	22,802	21,013
[10]	KFW	0.000%	6/15/26	EUR	38,607	34,857
[10]	KFW	3.200%	9/11/26	AUD	4,317	2,654
[10]	KFW	0.000%	9/30/26	EUR	76,605	68,660
83

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	KFW	2.000%	2/15/27	AUD	9,300	5,394
[10]	KFW	0.625%	2/22/27	EUR	19,471	17,706
[10]	KFW	0.000%	3/31/27	EUR	5,919	5,219
[10]	KFW	1.250%	6/30/27	EUR	25,000	23,257
[10]	KFW	0.500%	9/15/27	EUR	42,644	38,077
[10]	KFW	0.000%	12/15/27	EUR	41,672	36,013
[10]	KFW	0.625%	1/7/28	EUR	20,497	18,277
[10]	KFW	1.375%	2/2/28	SEK	56,730	4,662
[10]	KFW	3.200%	3/15/28	AUD	14,325	8,566
[10]	KFW	0.750%	6/28/28	EUR	15,810	14,080
[10]	KFW	0.000%	9/15/28	EUR	922	780
[10]	KFW	6.000%	12/7/28	GBP	5,124	6,422
[10]	KFW	0.750%	1/15/29	EUR	29,123	25,606
[10]	KFW	2.875%	12/28/29	EUR	40,000	39,742
[10]	KFW	0.000%	9/17/30	EUR	38,887	30,885
[10]	KFW	0.000%	1/10/31	EUR	22,546	17,731
[10]	KFW	0.125%	1/9/32	EUR	28,014	21,627
[10]	KFW	1.375%	6/7/32	EUR	10,000	8,646
[10]	KFW	5.750%	6/7/32	GBP	5,380	7,001
[10]	KFW	1.125%	5/9/33	EUR	19,984	16,549
[10]	KFW	0.050%	9/29/34	EUR	13,002	9,157
[10]	KFW	1.375%	7/31/35	EUR	7,173	5,870
[10]	KFW	5.000%	6/9/36	GBP	3,735	4,622
[10]	KFW	1.250%	7/4/36	EUR	11,784	9,293
[10]	KFW	4.875%	3/15/37	GBP	1,017	1,240
[10]	KFW	1.125%	3/31/37	EUR	21,007	16,072
[10]	KFW	4.700%	6/2/37	CAD	1,198	915
[10]	KFW	1.125%	6/15/37	EUR	5,124	3,895
[10]	KFW	2.600%	6/20/37	JPY	18,000	154
[10]	KFW	0.875%	7/4/39	EUR	2,561	1,814
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	4,099	4,030
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	5,124	4,637
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	5,124	4,559
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	16,396	12,257
	Land Berlin	0.500%	2/10/25	EUR	10,760	10,133
	Land Berlin	0.250%	4/22/25	EUR	5,124	4,776
	Land Berlin	0.625%	3/20/26	EUR	20,497	18,908
	Land Berlin	0.625%	2/8/27	EUR	2,869	2,595
	Land Berlin	0.010%	5/18/27	EUR	18,140	15,837
	Land Berlin	1.250%	6/1/28	EUR	9,000	8,201
	Land Berlin	0.010%	10/26/28	EUR	13,835	11,588
	Land Berlin	0.010%	7/2/30	EUR	18,085	14,367
	Land Berlin	1.000%	5/19/32	EUR	7,686	6,371
	Land Berlin	1.300%	6/13/33	EUR	1,023	853
	Land Berlin	0.750%	4/3/34	EUR	10,499	8,076
	Land Berlin	0.125%	6/4/35	EUR	5,124	3,509
	Land Berlin	0.625%	8/25/36	EUR	1,281	912
	Land Berlin	1.375%	6/5/37	EUR	2,561	2,015
	Land Berlin	1.375%	8/27/38	EUR	2,561	1,982
	Land Berlin	0.050%	8/6/40	EUR	7,686	4,453
	Land Berlin	0.100%	1/18/41	EUR	17,561	10,236
	Land Thueringen	0.500%	5/12/25	EUR	2,306	2,160
	Land Thueringen	0.200%	10/26/26	EUR	7,686	6,906
	Land Thueringen	0.500%	3/2/29	EUR	15,000	12,873
	Land Thueringen	0.250%	3/5/40	EUR	4,201	2,566
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	6,020	3,831
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,686	6,997
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.000%	12/15/26	GBP	20,000	20,222
[10]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	3,025	3,371
[10]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	14,852	14,342
[10]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	2,030	1,312
[10]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	8,410	5,407
[10]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	11,784	11,104
	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	4,870
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,390	1,418
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	16,551	14,904
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	5,124	4,483
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,210	1,323
[10]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,110	4,327
84

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	10,916	9,377
[10]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	5,124	4,156
[10]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	22,546	18,311
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	10,248	8,654
[10]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	14,941	11,745
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	6,882
	NRW Bank	0.375%	12/16/24	GBP	15,000	15,938
	NRW Bank	0.250%	3/10/25	EUR	7,686	7,164
	NRW Bank	0.625%	2/11/26	EUR	7,686	7,089
	NRW Bank	0.500%	5/11/26	EUR	6,145	5,610
	NRW Bank	0.250%	9/28/26	EUR	3,049	2,735
	NRW Bank	0.625%	2/23/27	EUR	7,686	6,952
	NRW Bank	0.250%	3/16/27	EUR	2,895	2,566
	NRW Bank	0.125%	4/12/27	EUR	8,352	7,330
	NRW Bank	0.500%	9/13/27	EUR	7,686	6,800
	NRW Bank	0.625%	1/4/28	EUR	3,587	3,156
	NRW Bank	0.375%	5/16/29	EUR	3,715	3,126
	NRW Bank	0.125%	2/4/30	EUR	25,000	20,299
	NRW Bank	0.000%	7/28/31	EUR	14,007	10,724
	NRW Bank	0.875%	4/12/34	EUR	4,669	3,638
	NRW Bank	0.100%	7/9/35	EUR	3,697	2,497
	NRW Bank	0.500%	6/17/41	EUR	14,279	8,950
	NRW Bank	1.250%	5/13/49	EUR	5,124	3,629
	State of Brandenburg	0.010%	6/26/28	EUR	2,104	1,779
	State of Brandenburg	0.750%	8/8/36	EUR	5,124	3,736
	State of Brandenburg	1.450%	11/26/38	EUR	7,225	5,655
	State of Brandenburg	0.300%	10/4/49	EUR	512	263
	State of Bremen	0.500%	3/3/25	EUR	6,661	6,262
	State of Bremen	1.200%	1/30/34	EUR	300	244
	State of Bremen	1.500%	11/12/38	EUR	2,526	1,989
	State of Bremen	1.000%	5/27/39	EUR	6,403	4,605
	State of Bremen	0.500%	5/6/41	EUR	5,260	3,302
	State of Bremen	0.550%	2/4/50	EUR	6,365	3,529
	State of Hesse	0.125%	1/25/24	EUR	1,022	981
	State of Hesse	1.375%	6/10/24	EUR	2,049	1,990
	State of Hesse	0.125%	6/20/24	EUR	6,763	6,425
	State of Hesse	0.000%	9/15/24	EUR	12,024	11,328
	State of Hesse	0.500%	2/17/25	EUR	5,380	5,068
	State of Hesse	0.250%	6/10/25	EUR	12,810	11,903
	State of Hesse	0.000%	4/14/26	EUR	922	830
	State of Hesse	0.375%	7/6/26	EUR	30,693	27,861
	State of Hesse	0.625%	8/2/28	EUR	5,124	4,486
	State of Hesse	0.010%	3/11/30	EUR	28,821	23,156
	State of Hesse	0.000%	11/8/30	EUR	12,810	10,070
	State of Hesse	1.300%	10/10/33	EUR	4,099	3,407
	State of Hesse	0.750%	8/4/36	EUR	6,145	4,488
	State of Lower Saxony	2.125%	1/16/24	EUR	233	230
	State of Lower Saxony	0.000%	8/2/24	EUR	12,306	11,640
	State of Lower Saxony	0.625%	1/20/25	EUR	5,124	4,852
	State of Lower Saxony	0.125%	3/7/25	EUR	2,049	1,911
	State of Lower Saxony	0.500%	6/13/25	EUR	5,124	4,798
	State of Lower Saxony	0.375%	1/9/26	EUR	10,600	9,744
	State of Lower Saxony	0.500%	6/8/26	EUR	1,281	1,171
	State of Lower Saxony	0.010%	9/8/26	EUR	12,731	11,343
	State of Lower Saxony	0.000%	2/11/27	EUR	27,282	24,000
	State of Lower Saxony	0.125%	4/8/27	EUR	1,023	902
	State of Lower Saxony	0.625%	7/6/27	EUR	10,248	9,195
	State of Lower Saxony	0.010%	11/25/27	EUR	33,879	29,177
	State of Lower Saxony	0.750%	2/15/28	EUR	7,686	6,853
	State of Lower Saxony	0.010%	2/19/29	EUR	10,002	8,306
	State of Lower Saxony	0.375%	5/14/29	EUR	3,074	2,601
	State of Lower Saxony	0.125%	1/10/30	EUR	5,124	4,166
	State of Lower Saxony	0.010%	8/13/30	EUR	13,307	10,550
	State of Lower Saxony	0.010%	1/10/31	EUR	4,669	3,652
	State of Lower Saxony	0.050%	3/9/35	EUR	13,026	8,893
	State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	15,303	14,683
	State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	998	978
	State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	165	157
	State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,536	1,444
85

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,536	1,488
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,686	7,144
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	53,968	49,194
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	5,124	4,701
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	10,453	9,404
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	17,695	15,642
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	14,348	12,914
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	3,119	2,595
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	4,035	3,281
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	5,124	4,610
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	7,686	6,274
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	18,652	17,439
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	13,832	11,131
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	20,755	13,803
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	7,173	5,648
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	23,506	19,077
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	12,776	8,298
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,742	1,353
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	8,427	5,438
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	1,023	677
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,561	1,913
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	3,735	2,477
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	23,800	18,361
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	5,124	3,848
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	1,683	1,015
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	16,266	7,818
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	7,470	3,932
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	14,734	11,071
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	10,732	7,709
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	10,515	7,943
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,512	6,953
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	10,651	5,501
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	15,344	6,095
State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	4,202	2,257
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	3,074	2,900
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	5,124	4,591
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	5,124	4,592
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	5,124	4,549
State of Rhineland-Palatinate	0.010%	1/21/31	EUR	12,731	9,952
State of Rhineland-Palatinate	0.750%	2/23/32	EUR	32,683	26,590
State of Rhineland-Palatinate	0.375%	3/10/51	EUR	6,012	3,119
State of Saxony-Anhalt	1.875%	4/10/24	EUR	4,612	4,514
State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,281	1,143
State of Saxony-Anhalt	0.500%	3/24/51	EUR	7,515	4,097
State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	13,442	12,286
State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	1,023	883
State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,509	3,063
State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	13,669	11,083
State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	1,502	1,198
State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	2,574	1,990
					6,761,940
Hong Kong (0.0%)
Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	74,800	8,996
Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	15,250	1,871
Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	5,050	593
Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	335
Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	61,150	6,902
Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	40,250	4,510
Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,250	350
Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	14,000	1,453
					25,010
Hungary (0.2%)
Republic of Hungary	1.500%	8/23/23	HUF	1,730,540	3,852
Republic of Hungary	6.000%	11/24/23	HUF	1,485,060	3,337
Republic of Hungary	2.500%	10/24/24	HUF	6,363,750	12,578
Republic of Hungary	5.500%	6/24/25	HUF	3,081,090	6,210
Republic of Hungary	1.250%	10/22/25	EUR	6,918	6,100
Republic of Hungary	1.000%	11/26/25	HUF	1,919,870	3,375
86

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Hungary	1.500%	4/22/26	HUF	5,563,460	9,530
	Republic of Hungary	2.750%	12/22/26	HUF	3,546,820	6,032
	Republic of Hungary	1.750%	10/10/27	EUR	2,254	1,894
	Republic of Hungary	3.000%	10/27/27	HUF	10,167,150	16,833
	Republic of Hungary	4.500%	3/23/28	HUF	15,525,090	27,219
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,522	2,493
	Republic of Hungary	2.000%	5/23/29	HUF	2,058,080	3,003
	Republic of Hungary	3.000%	8/21/30	HUF	6,884,230	10,301
[3]	Republic of Hungary	4.250%	6/16/31	EUR	2,200	1,852
	Republic of Hungary	3.250%	10/22/31	HUF	484,810	708
	Republic of Hungary	1.625%	4/28/32	EUR	17,162	11,492
	Republic of Hungary	2.250%	4/20/33	HUF	2,472,710	3,064
	Republic of Hungary	1.750%	6/5/35	EUR	1,131	682
	Republic of Hungary	3.000%	10/27/38	HUF	1,531,000	1,768
	Republic of Hungary	3.000%	4/25/41	HUF	1,902,090	2,077
	Republic of Hungary	1.500%	11/17/50	EUR	3,819	1,679
						136,079
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	2,310	2,073
Indonesia (1.2%)
	Indonesia Treasury Bond	8.375%	3/15/24	IDR	786,315,000	51,475
	Indonesia Treasury Bond	8.125%	5/15/24	IDR	541,084,000	35,509
	Indonesia Treasury Bond	6.500%	6/15/25	IDR	816,589,000	51,752
	Indonesia Treasury Bond	7.250%	2/15/26	IDR	143,913,000	9,276
	Indonesia Treasury Bond	5.500%	4/15/26	IDR	544,399,000	33,241
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	344,475,000	22,986
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	348,269,000	20,589
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	761,037,000	48,280
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	736,413,000	44,453
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	25,516,000	1,766
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	629,199,000	41,845
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	750,587,000	46,839
	Indonesia Treasury Bond	6.500%	2/15/31	IDR	1,006,998,000	60,004
	Indonesia Treasury Bond	8.750%	5/15/31	IDR	143,138,000	9,890
	Indonesia Treasury Bond	6.375%	4/15/32	IDR	726,872,000	42,529
	Indonesia Treasury Bond	7.500%	8/15/32	IDR	286,121,000	18,268
	Indonesia Treasury Bond	7.000%	2/15/33	IDR	170,000,000	10,461
	Indonesia Treasury Bond	6.625%	5/15/33	IDR	928,627,000	54,812
	Indonesia Treasury Bond	8.375%	3/15/34	IDR	472,741,000	31,764
	Indonesia Treasury Bond	7.500%	6/15/35	IDR	549,847,000	34,826
	Indonesia Treasury Bond	8.250%	5/15/36	IDR	398,139,000	26,599
	Indonesia Treasury Bond	9.750%	5/15/37	IDR	66,511,000	5,053
	Indonesia Treasury Bond	7.500%	5/15/38	IDR	435,166,000	27,615
	Indonesia Treasury Bond	7.125%	6/15/38	IDR	150,000,000	9,252
	Indonesia Treasury Bond	8.375%	4/15/39	IDR	316,832,000	21,368
	Indonesia Treasury Bond	7.500%	4/15/40	IDR	598,682,000	38,013
	Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,151
	Indonesia Treasury Bond	7.125%	6/15/42	IDR	530,449,000	32,548
	Indonesia Treasury Bond	7.125%	6/15/43	IDR	235,000,000	14,606
	Indonesia Treasury Bond	7.375%	5/15/48	IDR	381,493,000	23,790
	Indonesia Treasury Bond	6.875%	8/15/51	IDR	332,981,000	19,678
	Republic of Indonesia	2.150%	7/18/24	EUR	1,020	970
	Republic of Indonesia	1.750%	4/24/25	EUR	9,152	8,474
	Republic of Indonesia	1.450%	9/18/26	EUR	2,224	1,920
	Republic of Indonesia	0.900%	2/14/27	EUR	7,195	5,963
	Republic of Indonesia	3.750%	6/14/28	EUR	9,561	8,782
	Republic of Indonesia	1.000%	7/28/29	EUR	4,429	3,304
	Republic of Indonesia	1.100%	3/12/33	EUR	4,791	3,103
						927,754
Ireland (0.6%)
	Republic of Ireland	3.400%	3/18/24	EUR	52,881	53,163
	Republic of Ireland	1.000%	5/15/26	EUR	47,116	44,917
	Republic of Ireland	0.200%	5/15/27	EUR	61,450	55,508
	Republic of Ireland	0.900%	5/15/28	EUR	11,726	10,752
	Republic of Ireland	1.100%	5/15/29	EUR	25,620	23,440
	Republic of Ireland	0.200%	10/18/30	EUR	45,492	37,669
	Republic of Ireland	1.350%	3/18/31	EUR	20,497	18,622
87

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Ireland	0.000%	10/18/31	EUR	86,597	68,451
	Republic of Ireland	0.350%	10/18/32	EUR	32,683	25,966
	Republic of Ireland	1.300%	5/15/33	EUR	10,453	9,041
	Republic of Ireland	0.400%	5/15/35	EUR	11,459	8,482
	Republic of Ireland	1.700%	5/15/37	EUR	2,649	2,241
	Republic of Ireland	0.550%	4/22/41	EUR	71,283	45,615
	Republic of Ireland	2.000%	2/18/45	EUR	4,459	3,655
	Republic of Ireland	1.500%	5/15/50	EUR	47,915	33,923
						441,445
Isle Of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	4,968	3,020
Israel (0.4%)
	State of Israel	4.250%	3/31/23	ILS	37,248	10,587
	State of Israel	0.150%	7/31/23	ILS	30,688	8,491
	State of Israel	1.500%	11/30/23	ILS	27,960	7,774
	State of Israel	2.875%	1/29/24	EUR	11,682	11,456
	State of Israel	3.750%	3/31/24	ILS	18,873	5,373
	State of Israel	0.400%	10/31/24	ILS	29,933	7,996
	State of Israel	0.500%	4/30/25	ILS	122,478	32,366
	State of Israel	1.750%	8/31/25	ILS	117,117	31,770
	State of Israel	6.250%	10/30/26	ILS	28,757	9,031
	State of Israel	1.500%	1/18/27	EUR	13,151	11,853
	State of Israel	2.000%	3/31/27	ILS	82,667	22,176
	State of Israel	2.250%	9/28/28	ILS	116,708	31,183
	State of Israel	1.500%	1/16/29	EUR	5,561	4,736
	State of Israel	1.000%	3/31/30	ILS	120,127	28,962
	State of Israel	0.625%	1/18/32	EUR	1,934	1,403
	State of Israel	1.500%	5/31/37	ILS	37,121	8,212
	State of Israel	5.500%	1/31/42	ILS	33,676	12,253
	State of Israel	3.750%	3/31/47	ILS	92,481	26,910
	State of Israel	2.500%	1/16/49	EUR	1,281	961
	State of Israel	2.800%	11/29/52	ILS	42,870	10,066
						283,559
Italy (6.5%)
	Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	2,500	2,412
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	3,800	3,589
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,343
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,600	6,998
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,600	6,887
	Italy Buoni Poliennali Del Tesoro	0.000%	1/15/24	EUR	59,430	56,943
	Italy Buoni Poliennali Del Tesoro	0.000%	1/30/24	EUR	316,773	302,750
	Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	11,999	11,410
	Italy Buoni Poliennali Del Tesoro	1.750%	5/30/24	EUR	210,058	204,253
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	88,874	86,476
	Italy Buoni Poliennali Del Tesoro	0.000%	8/15/24	EUR	135,359	127,446
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	30,189	29,064
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	140,069	130,576
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	429,896	410,881
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	267,226	250,460
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	49,351	49,024
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	50,000	44,175
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	241,767	228,845
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	47,626	41,580
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	179,931	160,873
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	139,510	129,408
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	53,475	46,888
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	116,724	109,832
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	395,552	326,527
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	113,864	94,155
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	232,355	215,347
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	84,675	79,822
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	52,219	50,583
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	69,175	57,233
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	105,700	83,612
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	302,586	251,096
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	174,624	134,297
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	57,295	42,138
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	66,412	53,268
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	134,601	99,727
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	251,513	212,906
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	12,354	10,216
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	61,300	54,395
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	82,326	78,606
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	22,454	21,370
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	120,596	77,132
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	185,515	158,365
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	55,169	45,417
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	57,451	47,560
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	8,910	9,370
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	174,107	115,725
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	52,768	54,286
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	112,138	65,948
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	60,807	50,259
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	66,690	56,799
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	83,843	75,632
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	67,209	46,086
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	3,253	1,882
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	104,958	66,151
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	43,717	30,228
	Republic of Italy	6.000%	8/4/28	GBP	6,098	7,029
						5,216,280
Japan (15.9%)
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	3,000,000	20,200
	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	256,700	1,741
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	307,500	2,086
	Development Bank of Japan Inc.	1.250%	1/31/25	GBP	10,043	10,720
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	205,000	1,392
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	387,900	2,637
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	26,269	24,393
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	23,300	156
	Fukuoka Prefecture	0.432%	6/18/49	JPY	180,000	944
	Japan	0.005%	12/1/23	JPY	5,571,900	37,511
	Japan	0.100%	12/20/23	JPY	11,587,600	78,094
	Japan	0.600%	12/20/23	JPY	8,024,400	54,385
	Japan	1.900%	12/20/23	JPY	922,450	6,343
	Japan	0.005%	1/1/24	JPY	6,821,300	45,923
	Japan	0.005%	2/1/24	JPY	14,006,900	94,297
	Japan	0.005%	3/1/24	JPY	9,337,900	62,854
	Japan	0.100%	3/20/24	JPY	17,964,300	121,096
	Japan	0.600%	3/20/24	JPY	9,679,500	65,700
	Japan	1.900%	3/20/24	JPY	256,200	1,770
	Japan	0.005%	4/1/24	JPY	10,271,700	69,149
	Japan	0.005%	5/1/24	JPY	11,205,500	75,434
	Japan	0.005%	6/1/24	JPY	10,551,850	71,030
	Japan	0.100%	6/20/24	JPY	9,184,100	61,917
	Japan	0.600%	6/20/24	JPY	363,800	2,473
	Japan	0.005%	7/1/24	JPY	22,141,700	149,040
	Japan	0.005%	8/1/24	JPY	23,309,500	156,890
	Japan	0.005%	9/1/24	JPY	6,000,000	40,382
	Japan	0.100%	9/20/24	JPY	6,909,000	46,581
	Japan	0.500%	9/20/24	JPY	6,507,700	44,205
	Japan	2.100%	9/20/24	JPY	668,700	4,678
	Japan	0.005%	10/1/24	JPY	11,000,000	74,027
	Japan	0.005%	11/1/24	JPY	10,800,000	72,679
	Japan	0.100%	12/20/24	JPY	8,332,300	56,186
	Japan	0.300%	12/20/24	JPY	5,154,900	34,908
	Japan	0.500%	12/20/24	JPY	3,960,950	26,936
	Japan	0.100%	3/20/25	JPY	8,198,650	55,305
	Japan	0.400%	3/20/25	JPY	5,055,000	34,343
	Japan	2.000%	3/20/25	JPY	38,400	271
	Japan	0.100%	6/20/25	JPY	4,152,600	28,023
	Japan	0.400%	6/20/25	JPY	4,253,000	28,926
	Japan	1.900%	6/20/25	JPY	589,200	4,164
	Japan	2.100%	6/20/25	JPY	1,537,250	10,918
	Japan	0.100%	9/20/25	JPY	15,445,900	104,276
	Japan	0.400%	9/20/25	JPY	1,637,150	11,147
89

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.100%	9/20/25	JPY	102,500	732
Japan	0.100%	12/20/25	JPY	14,991,100	101,229
Japan	0.300%	12/20/25	JPY	7,931,800	53,895
Japan	2.000%	12/20/25	JPY	1,711,450	12,242
Japan	0.005%	3/20/26	JPY	14,919,100	100,424
Japan	0.100%	3/20/26	JPY	2,613,300	17,647
Japan	2.100%	3/20/26	JPY	440,650	3,176
Japan	2.200%	3/20/26	JPY	409,950	2,964
Japan	0.005%	6/20/26	JPY	16,804,150	113,083
Japan	0.100%	6/20/26	JPY	2,784,100	18,800
Japan	0.005%	9/20/26	JPY	17,865,650	120,190
Japan	0.100%	9/20/26	JPY	3,558,700	24,029
Japan	2.200%	9/20/26	JPY	30,700	224
Japan	2.300%	9/20/26	JPY	17,900	131
Japan	0.005%	12/20/26	JPY	23,979,800	161,224
Japan	0.100%	12/20/26	JPY	9,358,350	63,165
Japan	2.100%	12/20/26	JPY	2,562,050	18,716
Japan	0.005%	3/20/27	JPY	28,750,650	193,123
Japan	0.100%	3/20/27	JPY	8,316,950	56,098
Japan	0.100%	3/20/27	JPY	8,731,150	58,892
Japan	2.000%	3/20/27	JPY	512,400	3,743
Japan	2.100%	3/20/27	JPY	179,300	1,315
Japan	0.005%	6/20/27	JPY	27,402,000	183,867
Japan	0.100%	6/20/27	JPY	7,347,850	49,519
Japan	2.100%	6/20/27	JPY	1,000,000	7,361
Japan	2.300%	6/20/27	JPY	1,010,200	7,499
Japan	0.100%	9/20/27	JPY	9,584,000	64,528
Japan	0.100%	9/20/27	JPY	10,000,000	67,343
Japan	2.200%	9/20/27	JPY	1,007,650	7,478
Japan	0.100%	12/20/27	JPY	8,264,400	55,597
Japan	2.100%	12/20/27	JPY	1,988,300	14,744
Japan	0.100%	3/20/28	JPY	8,412,050	56,550
Japan	2.200%	3/20/28	JPY	2,824,050	21,125
Japan	2.400%	3/20/28	JPY	2,997,600	22,639
Japan	0.100%	6/20/28	JPY	4,483,600	30,117
Japan	2.300%	6/20/28	JPY	760,000	5,736
Japan	2.400%	6/20/28	JPY	1,282,800	9,730
Japan	0.100%	9/20/28	JPY	7,030,450	47,185
Japan	2.100%	9/20/28	JPY	3,139,100	23,541
Japan	2.200%	9/20/28	JPY	614,850	4,635
Japan	0.100%	12/20/28	JPY	2,828,750	18,969
Japan	1.900%	12/20/28	JPY	3,709,800	27,616
Japan	2.100%	12/20/28	JPY	307,400	2,313
Japan	0.100%	3/20/29	JPY	8,704,400	58,317
Japan	1.900%	3/20/29	JPY	2,126,500	15,881
Japan	2.100%	3/20/29	JPY	2,312,500	17,467
Japan	0.100%	6/20/29	JPY	5,856,400	39,199
Japan	2.100%	6/20/29	JPY	2,833,600	21,477
Japan	0.100%	9/20/29	JPY	7,603,400	50,840
Japan	2.100%	9/20/29	JPY	3,705,350	28,182
Japan	2.800%	9/20/29	JPY	1,383,450	10,968
Japan	0.100%	12/20/29	JPY	10,251,550	68,461
Japan	2.100%	12/20/29	JPY	3,843,100	29,323
Japan	2.200%	12/20/29	JPY	2,941,200	22,581
Japan	0.100%	3/20/30	JPY	13,835,800	92,256
Japan	2.100%	3/20/30	JPY	3,040,950	23,271
Japan	2.200%	3/20/30	JPY	3,228,150	24,862
Japan	2.300%	5/20/30	JPY	87,100	676
Japan	0.100%	6/20/30	JPY	17,153,050	114,192
Japan	1.600%	6/20/30	JPY	292,050	2,167
Japan	1.800%	6/20/30	JPY	20,450	154
Japan	2.000%	6/20/30	JPY	2,562,050	19,530
Japan	0.100%	9/20/30	JPY	17,406,850	115,683
Japan	1.800%	9/20/30	JPY	717,350	5,407
Japan	1.900%	9/20/30	JPY	2,239,250	16,996
Japan	0.100%	12/20/30	JPY	24,308,400	161,359
Japan	2.000%	12/20/30	JPY	1,537,200	11,783
Japan	2.100%	12/20/30	JPY	4,186,400	32,317
Japan	0.100%	3/20/31	JPY	22,630,300	150,132
90

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.900%	3/20/31	JPY	3,074,450	23,481
Japan	2.000%	3/20/31	JPY	6,241,250	48,015
Japan	2.200%	3/20/31	JPY	256,200	1,999
Japan	0.100%	6/20/31	JPY	29,168,350	193,403
Japan	1.800%	6/20/31	JPY	2,385,250	18,141
Japan	1.900%	6/20/31	JPY	3,048,850	23,363
Japan	0.100%	9/20/31	JPY	24,107,250	159,743
Japan	1.700%	9/20/31	JPY	12,810,350	96,983
Japan	1.800%	9/20/31	JPY	3,881,550	29,615
Japan	0.100%	12/20/31	JPY	14,944,700	98,916
Japan	1.700%	12/20/31	JPY	3,433,200	26,054
Japan	1.800%	12/20/31	JPY	12,944,650	99,021
Japan	1.600%	3/20/32	JPY	4,586,150	34,588
Japan	1.700%	3/20/32	JPY	2,639,700	20,073
Japan	1.800%	3/20/32	JPY	2,179,000	16,705
Japan	0.200%	6/20/32	JPY	13,300,000	88,587
Japan	1.500%	6/20/32	JPY	3,228,150	24,181
Japan	1.600%	6/20/32	JPY	3,792,600	28,651
Japan	1.700%	6/20/32	JPY	1,800,000	13,713
Japan	1.700%	9/20/32	JPY	10,717,100	81,794
Japan	1.700%	12/20/32	JPY	7,754,400	59,261
Japan	1.800%	12/20/32	JPY	4,074,450	31,411
Japan	1.500%	3/20/33	JPY	8,451,250	63,488
Japan	1.600%	3/20/33	JPY	7,461,150	56,561
Japan	1.700%	6/20/33	JPY	794,250	6,080
Japan	1.700%	6/20/33	JPY	6,138,450	46,989
Japan	1.700%	9/20/33	JPY	6,538,600	50,085
Japan	1.600%	12/20/33	JPY	7,503,300	56,956
Japan	2.000%	12/20/33	JPY	256,200	2,020
Japan	1.500%	3/20/34	JPY	8,799,050	66,157
Japan	2.400%	3/20/34	JPY	1,895,900	15,527
Japan	1.500%	6/20/34	JPY	7,776,150	58,463
Japan	2.500%	6/20/34	JPY	1,031,450	8,539
Japan	1.400%	9/20/34	JPY	13,928,950	103,629
Japan	2.500%	9/20/34	JPY	204,950	1,700
Japan	1.200%	12/20/34	JPY	10,626,650	77,347
Japan	2.400%	12/20/34	JPY	1,178,550	9,696
Japan	1.200%	3/20/35	JPY	10,380,300	75,487
Japan	2.300%	3/20/35	JPY	1,281,000	10,450
Japan	1.300%	6/20/35	JPY	6,640,850	48,786
Japan	2.300%	6/20/35	JPY	1,834,450	14,981
Japan	1.200%	9/20/35	JPY	7,898,000	57,310
Japan	2.500%	9/20/35	JPY	512,400	4,274
Japan	1.000%	12/20/35	JPY	4,360,050	30,857
Japan	2.300%	12/20/35	JPY	1,286,150	10,521
Japan	0.400%	3/20/36	JPY	7,084,800	46,384
Japan	2.500%	3/20/36	JPY	1,131,400	9,458
Japan	0.200%	6/20/36	JPY	13,197,900	83,805
Japan	2.500%	6/20/36	JPY	742,950	6,216
Japan	0.500%	9/20/36	JPY	8,247,850	54,371
Japan	2.500%	9/20/36	JPY	307,400	2,574
Japan	0.600%	12/20/36	JPY	8,945,400	59,589
Japan	2.300%	12/20/36	JPY	414,050	3,395
Japan	0.700%	3/20/37	JPY	14,995,500	100,969
Japan	2.400%	3/20/37	JPY	1,851,850	15,363
Japan	0.600%	6/20/37	JPY	8,159,250	54,013
Japan	0.600%	9/20/37	JPY	9,778,550	64,521
Japan	2.500%	9/20/37	JPY	298,650	2,508
Japan	0.600%	12/20/37	JPY	9,776,950	64,312
Japan	0.500%	3/20/38	JPY	14,605,050	94,371
Japan	2.500%	3/20/38	JPY	1,774,700	14,923
Japan	0.500%	6/20/38	JPY	16,468,800	106,067
Japan	0.700%	9/20/38	JPY	15,281,800	101,150
Japan	2.400%	9/20/38	JPY	1,572,400	13,082
Japan	0.500%	12/20/38	JPY	10,990,450	70,307
Japan	0.400%	3/20/39	JPY	13,014,900	81,633
Japan	2.300%	3/20/39	JPY	2,579,950	21,217
Japan	0.300%	6/20/39	JPY	17,732,400	108,911
Japan	0.300%	9/20/39	JPY	12,042,900	73,654
91

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	2.200%	9/20/39	JPY	5,574,850	45,264
	Japan	0.300%	12/20/39	JPY	12,164,800	74,082
	Japan	0.400%	3/20/40	JPY	13,734,200	84,755
	Japan	2.300%	3/20/40	JPY	3,986,850	32,785
	Japan	0.400%	6/20/40	JPY	19,009,650	116,875
	Japan	0.400%	9/20/40	JPY	18,396,800	112,635
	Japan	2.000%	9/20/40	JPY	9,206,700	72,630
	Japan	0.500%	12/20/40	JPY	18,147,250	112,656
	Japan	0.500%	3/20/41	JPY	14,665,650	90,672
	Japan	2.200%	3/20/41	JPY	6,798,700	55,078
	Japan	0.400%	6/20/41	JPY	19,076,750	115,274
	Japan	0.500%	9/20/41	JPY	18,102,750	110,974
	Japan	2.000%	9/20/41	JPY	6,608,600	51,940
	Japan	0.500%	12/20/41	JPY	19,386,400	118,330
	Japan	0.800%	3/20/42	JPY	17,333,450	111,454
	Japan	2.000%	3/20/42	JPY	8,954,450	70,219
	Japan	0.900%	6/20/42	JPY	11,864,000	77,382
	Japan	1.100%	9/20/42	JPY	3,000,000	20,241
	Japan	1.900%	9/20/42	JPY	9,701,050	74,711
	Japan	1.800%	3/20/43	JPY	5,954,750	45,085
	Japan	1.900%	6/20/43	JPY	4,897,750	37,673
	Japan	1.800%	9/20/43	JPY	5,721,800	43,286
	Japan	1.700%	12/20/43	JPY	4,389,800	32,641
	Japan	1.700%	3/20/44	JPY	4,886,700	36,313
	Japan	1.700%	6/20/44	JPY	4,962,200	36,847
	Japan	1.700%	9/20/44	JPY	5,165,800	38,331
	Japan	1.500%	12/20/44	JPY	5,336,800	38,174
	Japan	1.500%	3/20/45	JPY	6,254,900	44,691
	Japan	1.600%	6/20/45	JPY	3,205,100	23,299
	Japan	1.400%	9/20/45	JPY	1,465,500	10,249
	Japan	1.400%	12/20/45	JPY	2,772,150	19,358
	Japan	0.800%	3/20/46	JPY	3,912,650	24,079
	Japan	0.300%	6/20/46	JPY	3,982,000	21,698
	Japan	0.500%	9/20/46	JPY	6,327,950	36,090
	Japan	0.600%	12/20/46	JPY	5,457,150	31,773
	Japan	0.800%	3/20/47	JPY	5,138,400	31,263
	Japan	0.800%	6/20/47	JPY	4,745,400	28,787
	Japan	0.800%	9/20/47	JPY	4,827,600	29,197
	Japan	0.800%	12/20/47	JPY	7,432,550	44,827
	Japan	0.800%	3/20/48	JPY	8,194,550	49,292
	Japan	2.400%	3/20/48	JPY	709,950	5,920
	Japan	0.700%	6/20/48	JPY	10,592,400	61,999
	Japan	0.900%	9/20/48	JPY	6,863,500	42,078
[7]	Japan	0.700%	12/20/48	JPY	8,966,600	52,177
[7]	Japan	0.500%	3/20/49	JPY	7,576,050	41,691
[7]	Japan	2.200%	3/20/49	JPY	832,650	6,698
[7]	Japan	0.400%	6/20/49	JPY	10,398,550	55,457
[7]	Japan	0.400%	9/20/49	JPY	9,446,200	50,141
[7]	Japan	0.400%	12/20/49	JPY	8,540,250	45,158
[7]	Japan	0.400%	3/20/50	JPY	9,362,550	49,313
[7]	Japan	2.200%	3/20/50	JPY	1,147,800	9,224
[7]	Japan	0.600%	6/20/50	JPY	12,758,350	70,936
[7]	Japan	0.600%	9/20/50	JPY	12,050,000	66,770
[7]	Japan	0.700%	12/20/50	JPY	13,545,450	76,924
[7]	Japan	0.700%	3/20/51	JPY	10,403,400	58,894
[7]	Japan	2.200%	3/20/51	JPY	2,017,000	16,186
[7]	Japan	0.700%	6/20/51	JPY	10,596,800	59,798
[7]	Japan	0.700%	9/20/51	JPY	11,110,300	62,493
[7]	Japan	0.700%	12/20/51	JPY	12,830,100	71,935
[7]	Japan	1.000%	3/20/52	JPY	11,784,000	71,566
[7]	Japan	2.000%	3/20/52	JPY	3,667,350	28,192
[7]	Japan	1.300%	6/20/52	JPY	9,211,000	60,270
	Japan	1.400%	9/20/52	JPY	2,500,000	16,756
	Japan	1.900%	3/20/53	JPY	3,782,450	28,406
	Japan	1.700%	3/20/54	JPY	3,676,550	26,377
	Japan	1.400%	3/20/55	JPY	4,776,950	31,757
	Japan	0.400%	3/20/56	JPY	7,376,050	35,823
	Japan	0.900%	3/20/57	JPY	8,775,400	50,061
	Japan	0.800%	3/20/58	JPY	8,318,300	45,596
92

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.500%	3/20/59	JPY	10,457,450	50,963
Japan	0.500%	3/20/60	JPY	13,564,950	65,300
Japan	0.700%	3/20/61	JPY	14,666,350	75,558
Japan	1.000%	3/20/62	JPY	8,462,700	48,329
Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	512,400	3,473
Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	256,200	1,736
Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	1,024,700	6,951
Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	542,400	3,680
Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	572,500	3,888
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	576,100	3,883
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	1,024,800	6,961
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	12,700	86
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	512,400	3,480
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	778,800	5,287
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	1,024,700	6,955
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	205,000	1,387
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	209,600	1,422
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	293,800	1,995
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	297,100	2,022
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	7,100	48
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	32,700	222
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	384,700	2,611
Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	21,000	142
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	90,000	642
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	30,000	216
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,216,600	8,189
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,600	38
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	650,400	4,371
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	429,700	2,890
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,521,300	10,195
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	340,000	2,521
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	614,800	4,136
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	307,500	2,067
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	40,000	290
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	379,400	2,554
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	750,000	5,640
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	60,000	441
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	320,000	2,370
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	100,000	759
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	200,000	1,475
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	731
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	7,010
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	200,000	1,443
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	300,000	2,136
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	12,487
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	640
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,000,000	6,224
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	100,000	643
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,000,000	6,503
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	100,000	642
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	642
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	628
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	800,000	5,182
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	622
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	812
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	170,000	1,487
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	70,000	609
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,050,000	8,829
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	576
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	300,000	1,633
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	200,000	1,012
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	502
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,220,000	8,662
Japan Finance Corp.	0.001%	7/31/24	JPY	1,050,000	7,060
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	809,000	5,478
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	512,400	3,476
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	794,200	5,353
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	1,566,900	10,560
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	115,200	780
93

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	103,400	703
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	512,400	3,413
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	46,000	305
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	76,600	505
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	128,000	861
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	768,600	5,161
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	542,400	3,649
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	512,400	3,448
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,024,800	6,705
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,024,800	6,891
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	22,500	151
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	90,000	672
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	30,000	221
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,150,000	8,479
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	900,000	5,945
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	90,000	661
Japan Housing Finance Agency	0.040%	6/20/25	JPY	10,000	67
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,130,000	14,282
Japan Housing Finance Agency	0.547%	3/18/50	JPY	370,000	1,956
Major Joint Local Government Bond	0.660%	11/24/23	JPY	737,900	4,997
Major Joint Local Government Bond	0.710%	12/25/23	JPY	1,896,000	12,848
Major Joint Local Government Bond	0.760%	1/25/24	JPY	768,600	5,204
Major Joint Local Government Bond	0.689%	4/25/24	JPY	128,000	863
Major Joint Local Government Bond	0.674%	5/24/24	JPY	205,000	1,393
Major Joint Local Government Bond	0.659%	6/25/24	JPY	409,900	2,776
Major Joint Local Government Bond	0.611%	7/25/24	JPY	677,000	4,587
Major Joint Local Government Bond	0.566%	8/23/24	JPY	256,100	1,734
Major Joint Local Government Bond	0.554%	9/25/24	JPY	768,600	5,169
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,229,700	8,250
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,178,500	7,993
Major Joint Local Government Bond	0.470%	3/25/25	JPY	896,600	6,086
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,870,300	12,680
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,613,200	17,789
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,332,200	9,070
Major Joint Local Government Bond	0.553%	7/25/25	JPY	637,200	4,280
Major Joint Local Government Bond	0.500%	8/25/25	JPY	819,900	5,579
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,112,200	7,574
Major Joint Local Government Bond	0.496%	11/25/25	JPY	512,400	3,489
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,613,200	17,491
Major Joint Local Government Bond	0.060%	8/25/26	JPY	22,500	151
Major Joint Local Government Bond	0.060%	10/23/26	JPY	14,900	100
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,690,900	11,374
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,583,300	10,663
Major Joint Local Government Bond	0.245%	2/25/27	JPY	871,000	5,882
Major Joint Local Government Bond	0.210%	3/25/27	JPY	998,100	6,577
Major Joint Local Government Bond	0.215%	10/25/27	JPY	406,100	2,737
Major Joint Local Government Bond	0.240%	2/25/28	JPY	245,400	1,653
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,920,700	19,597
Major Joint Local Government Bond	0.200%	5/25/28	JPY	456,000	3,062
Major Joint Local Government Bond	0.205%	6/23/28	JPY	536,000	3,599
Major Joint Local Government Bond	0.175%	7/25/28	JPY	22,800	153
Major Joint Local Government Bond	0.245%	8/25/28	JPY	267,500	1,799
Major Joint Local Government Bond	0.250%	9/25/28	JPY	698,100	4,694
Major Joint Local Government Bond	0.269%	10/25/28	JPY	93,400	628
Major Joint Local Government Bond	0.160%	1/25/29	JPY	825,000	5,510
Major Joint Local Government Bond	0.140%	2/22/29	JPY	820,000	5,468
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,878,900	12,488
Major Joint Local Government Bond	0.050%	9/25/29	JPY	25,600	169
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,872,100	12,383
Major Joint Local Government Bond	0.095%	2/25/30	JPY	15,300	101
Major Joint Local Government Bond	0.150%	6/25/30	JPY	512,400	3,397
Major Joint Local Government Bond	0.125%	8/23/30	JPY	225,500	1,490
Major Joint Local Government Bond	0.150%	9/25/30	JPY	75,100	497
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,749,400	11,548
Major Joint Local Government Bond	0.120%	11/25/30	JPY	33,200	219
Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,368,800	9,045
Major Joint Local Government Bond	0.199%	4/25/31	JPY	90,100	598
Major Joint Local Government Bond	0.145%	6/25/31	JPY	375,800	2,482
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,763,200	25,176
94

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Osaka Prefecture	1.453%	9/26/34	JPY	140,000	1,028
	Osaka Prefecture	0.366%	9/28/35	JPY	840,000	5,432
	Osaka Prefecture	1.203%	9/28/35	JPY	600,000	4,276
	Tokyo Metropolitan Government	0.720%	12/20/23	JPY	15,300	104
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	1,024,700	6,946
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	358,600	2,411
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	97,300	659
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	358,700	2,406
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	71,600	479
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	512,400	3,430
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,270,100	8,492
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	384,300	2,575
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	256,100	1,717
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	256,100	1,715
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	563,500	3,770
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	343,300	2,296
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	90,900	611
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,024,800	6,914
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	819,900	5,238
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,219,200	8,022
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	811,700	5,357
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	45,000	295
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	180,000	1,316
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	40,000	289
						12,669,125
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	728	724
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,628	1,572
	Republic of Kazakhstan	1.550%	11/9/23	EUR	996	962
	Republic of Kazakhstan	0.600%	9/30/26	EUR	812	687
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,156	2,668
	Republic of Kazakhstan	2.375%	11/9/28	EUR	2,387	2,069
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,434	1,542
						9,500
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	448	441
	Republic of Latvia	3.875%	3/25/27	EUR	7,659	7,459
						7,900
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	7,072	6,514
	Republic of Lithuania	4.125%	4/25/28	EUR	4,500	4,410
	Republic of Lithuania	2.125%	6/1/32	EUR	7,000	5,710
						16,634
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,536	1,470
Malaysia (0.8%)
	Federation of Malaysia	3.478%	6/14/24	MYR	132,686	28,054
	Federation of Malaysia	4.181%	7/15/24	MYR	72,466	15,482
	Federation of Malaysia	4.059%	9/30/24	MYR	27,557	5,873
	Federation of Malaysia	3.882%	3/14/25	MYR	75,079	15,903
	Federation of Malaysia	3.955%	9/15/25	MYR	238,326	50,436
	Federation of Malaysia	4.392%	4/15/26	MYR	35,723	7,636
	Federation of Malaysia	3.906%	7/15/26	MYR	118,643	24,918
	Federation of Malaysia	3.900%	11/30/26	MYR	67,108	14,115
	Federation of Malaysia	3.892%	3/15/27	MYR	373	78
	Federation of Malaysia	3.899%	11/16/27	MYR	49,502	10,338
	Federation of Malaysia	3.733%	6/15/28	MYR	130,850	26,833
	Federation of Malaysia	3.885%	8/15/29	MYR	77,460	15,850
	Federation of Malaysia	4.498%	4/15/30	MYR	71,702	15,160
	Federation of Malaysia	2.632%	4/15/31	MYR	32,034	5,887
	Federation of Malaysia	4.232%	6/30/31	MYR	10,562	2,184
	Federation of Malaysia	4.127%	4/15/32	MYR	12,757	2,612
	Federation of Malaysia	4.193%	10/7/32	MYR	68,600	14,179
	Federation of Malaysia	3.844%	4/15/33	MYR	103,536	20,518
	Federation of Malaysia	4.642%	11/7/33	MYR	58,024	12,270
95

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	3.828%	7/5/34	MYR	108,288	21,133
Federation of Malaysia	4.254%	5/31/35	MYR	54,605	11,050
Federation of Malaysia	4.762%	4/7/37	MYR	23,781	5,094
Federation of Malaysia	4.893%	6/8/38	MYR	100,791	21,404
Federation of Malaysia	3.757%	5/22/40	MYR	71,446	13,075
Federation of Malaysia	4.696%	10/15/42	MYR	18,600	3,865
Federation of Malaysia	4.935%	9/30/43	MYR	9,096	1,916
Federation of Malaysia	4.736%	3/15/46	MYR	17,860	3,649
Federation of Malaysia	4.921%	7/6/48	MYR	58,178	12,176
Federation of Malaysia	4.065%	6/15/50	MYR	93,261	17,032
Malaysia Government Investment Issue	4.444%	5/22/24	MYR	12,679	2,718
Malaysia Government Investment Issue	3.655%	10/15/24	MYR	5,987	1,266
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	112,915	23,693
Malaysia Government Investment Issue	3.422%	9/30/27	MYR	134,278	27,430
Malaysia Government Investment Issue	3.871%	8/8/28	MYR	2,500	516
Malaysia Government Investment Issue	4.369%	10/31/28	MYR	144,150	30,514
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	94,390	19,711
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	139,340	27,492
Malaysia Government Investment Issue	4.724%	6/15/33	MYR	37,424	7,951
Malaysia Government Investment Issue	4.582%	8/30/33	MYR	13,950	2,926
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	80,504	16,085
Malaysia Government Investment Issue	3.447%	7/15/36	MYR	150,232	27,535
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	75,715	15,243
Malaysia Government Investment Issue	4.417%	9/30/41	MYR	104,838	20,836
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	119,341	23,864
Malaysia Government Investment Issue	5.357%	5/15/52	MYR	29,650	6,578
					653,078
Mexico (0.8%)
Mexican Bonos	8.000%	12/7/23	MXN	805,140	39,500
Mexican Bonos	8.000%	9/5/24	MXN	1,096,190	53,292
Mexican Bonos	10.000%	12/5/24	MXN	887,120	44,595
Mexican Bonos	5.750%	3/5/26	MXN	1,662,140	74,265
Mexican Bonos	5.500%	3/4/27	MXN	587,700	25,227
Mexican Bonos	7.500%	6/3/27	MXN	1,144,730	53,012
Mexican Bonos	8.500%	5/31/29	MXN	1,098,190	52,033
Mexican Bonos	7.750%	5/29/31	MXN	1,547,460	69,124
Mexican Bonos	7.750%	11/23/34	MXN	368,830	15,932
Mexican Bonos	10.000%	11/20/36	MXN	253,420	12,921
Mexican Bonos	8.500%	11/18/38	MXN	904,560	40,429
Mexican Bonos	7.750%	11/13/42	MXN	861,640	35,232
Mexican Bonos	8.000%	11/7/47	MXN	1,017,010	42,269
United Mexican States	1.375%	1/15/25	EUR	5,509	5,207
United Mexican States	1.625%	4/8/26	EUR	2,052	1,884
United Mexican States	1.350%	9/18/27	EUR	3,030	2,624
United Mexican States	1.750%	4/17/28	EUR	9,453	8,020
United Mexican States	3.625%	4/9/29	EUR	4,648	4,302
United Mexican States	1.125%	1/17/30	EUR	3,886	2,977
United Mexican States	2.375%	2/11/30	EUR	4,600	3,816
United Mexican States	3.375%	2/23/31	EUR	6,377	5,529
United Mexican States	1.450%	10/25/33	EUR	8,935	5,976
United Mexican States	2.250%	8/12/36	EUR	3,724	2,458
United Mexican States	2.875%	4/8/39	EUR	6,024	4,082
United Mexican States	3.000%	3/6/45	EUR	2,872	1,914
United Mexican States	2.125%	10/25/51	EUR	6,382	3,215
United Mexican States	5.625%	3/19/14	GBP	3,095	2,420
United Mexican States	4.000%	3/15/15	EUR	1,765	1,131
					613,386
Netherlands (1.8%)
BNG Bank NV	5.250%	5/20/24	AUD	4,082	2,654
BNG Bank NV	0.250%	6/7/24	EUR	3,074	2,927
BNG Bank NV	0.050%	7/13/24	EUR	12,810	12,118
BNG Bank NV	1.125%	9/4/24	EUR	716	689
BNG Bank NV	0.200%	11/9/24	EUR	10,275	9,653
BNG Bank NV	0.250%	5/7/25	EUR	14,629	13,615
BNG Bank NV	3.250%	7/15/25	AUD	5,179	3,219
BNG Bank NV	1.625%	8/26/25	GBP	300	321
BNG Bank NV	1.000%	1/12/26	EUR	7,686	7,197
BNG Bank NV	0.125%	4/11/26	EUR	3,705	3,352
96

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	3.250%	8/24/26	AUD	373	227
	BNG Bank NV	0.625%	6/19/27	EUR	7,521	6,746
	BNG Bank NV	3.500%	7/19/27	AUD	3,980	2,422
	BNG Bank NV	0.750%	1/11/28	EUR	11,876	10,556
	BNG Bank NV	3.300%	7/17/28	AUD	10,104	5,966
	BNG Bank NV	5.200%	12/7/28	GBP	1,550	1,829
	BNG Bank NV	0.100%	1/15/30	EUR	7,631	6,157
	BNG Bank NV	1.375%	10/21/30	EUR	3,074	2,696
	BNG Bank NV	0.250%	1/12/32	EUR	5,900	4,549
	BNG Bank NV	1.875%	7/13/32	EUR	6,000	5,361
	BNG Bank NV	0.125%	4/19/33	EUR	13,448	9,808
	BNG Bank NV	0.125%	7/9/35	EUR	34,808	23,704
	BNG Bank NV	0.875%	10/17/35	EUR	2,543	1,907
	BNG Bank NV	0.875%	10/24/36	EUR	9,300	6,836
	BNG Bank NV	0.250%	11/22/36	EUR	9,300	6,159
	BNG Bank NV	1.250%	3/30/37	EUR	9,300	7,131
	BNG Bank NV	1.500%	3/29/38	EUR	1,545	1,212
	BNG Bank NV	1.500%	7/15/39	EUR	2,094	1,621
[7]	BNG Bank NV	0.805%	6/28/49	EUR	3,700	2,126
[3]	Kingdom of Netherlands	0.000%	1/15/24	EUR	61,325	59,251
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	104,043	102,933
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	54,952	51,827
	Kingdom of Netherlands	0.000%	1/15/26	EUR	25,000	23,129
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	31,742	29,646
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	101,614	91,880
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	91,458	84,866
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	51,539	47,023
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	81,217	70,334
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	110,169	91,551
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	57,762	46,952
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	88,710	73,091
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	20,752	20,553
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	63,551	73,002
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	29,356	19,741
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	49,063	34,652
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	55,786	64,816
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	71,146	73,473
[3,7]	Kingdom of Netherlands	0.000%	1/15/52	EUR	49,318	24,887
[3]	Kingdom of Netherlands	2.000%	1/15/54	EUR	45,000	40,435
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	12,818	12,298
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	4,150	2,693
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	870	653
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,770	1,104
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	8,398	8,560
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,560	2,776
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,782	11,295
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	5,087	5,108
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	3,092	2,775
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,030	1,211
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	2,290	1,334
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,700	2,233
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	11,700	8,903
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	2,964
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	9,300	7,181
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	5,124	6,426
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	9,287	7,208
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	16,300	10,313
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,543	1,972
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	21,712	14,240
						1,398,047
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	5,087	4,806
	Auckland Council	3.500%	3/9/26	AUD	300	185
	Auckland Council	0.125%	9/26/29	EUR	1,501	1,207
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,390	2,992
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,510	7,035
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	3,720	1,760
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	3,720	1,369
	New Zealand	0.500%	5/15/24	NZD	43,200	23,698
97

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand	2.750%	4/15/25	NZD	69,821	39,116
	New Zealand	0.500%	5/15/26	NZD	58,240	29,658
	New Zealand	4.500%	4/15/27	NZD	76,170	44,662
	New Zealand	0.250%	5/15/28	NZD	38,981	18,251
	New Zealand	3.000%	4/20/29	NZD	43,255	23,432
	New Zealand	1.500%	5/15/31	NZD	44,769	21,052
	New Zealand	2.000%	5/15/32	NZD	11,164	5,385
	New Zealand	3.500%	4/14/33	NZD	45,482	24,909
	New Zealand	2.750%	4/15/37	NZD	39,636	19,054
	New Zealand	1.750%	5/15/41	NZD	29,092	11,119
	New Zealand	2.750%	5/15/51	NZD	15,397	6,529
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	5,705	3,179
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,589	2,515
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	5,097	2,617
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	1,016	574
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	14,855	6,879
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,381	3,667
						305,650
Norway (0.2%)
[3]	Kingdom of Norway	3.000%	3/14/24	NOK	289,665	27,678
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	89,307	8,252
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	66,343	5,984
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	78,080	6,986
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	102,066	9,079
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	182,140	15,645
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	554,802	45,613
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	221,910	17,712
	Kommunalbanken A/S	1.500%	12/15/23	GBP	7,631	8,528
	Kommunalbanken A/S	5.250%	7/15/24	AUD	3,196	2,079
	Kommunalbanken A/S	4.250%	7/16/25	AUD	632	403
	Kommunalbanken A/S	0.625%	4/20/26	EUR	4,090	3,742
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,300	5,197
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,592	2,772
	Kommunalbanken A/S	0.875%	5/24/27	EUR	14,748	13,295
	Kommunalbanken A/S	3.400%	7/24/28	AUD	4,080	2,428
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,758	3,831
						179,224
Peru (0.1%)
	Republic of Peru	5.700%	8/12/24	PEN	25,355	6,191
	Republic of Peru	2.750%	1/30/26	EUR	7,182	6,762
	Republic of Peru	8.200%	8/12/26	PEN	63,040	16,272
	Republic of Peru	6.350%	8/12/28	PEN	66,780	15,524
	Republic of Peru	5.940%	2/12/29	PEN	61,875	13,847
	Republic of Peru	3.750%	3/1/30	EUR	996	894
	Republic of Peru	6.950%	8/12/31	PEN	52,125	11,931
	Republic of Peru	6.150%	8/12/32	PEN	55,121	11,683
	Republic of Peru	1.250%	3/11/33	EUR	4,699	3,082
	Republic of Peru	5.400%	8/12/34	PEN	49,943	9,554
	Republic of Peru	1.950%	11/17/36	EUR	4,339	2,735
	Republic of Peru	6.900%	8/12/37	PEN	52,230	11,096
	Republic of Peru	5.350%	8/12/40	PEN	33,749	5,905
	Republic of Peru	6.850%	2/12/42	PEN	17,630	3,647
	Republic of Peru	6.714%	2/12/55	PEN	10,725	2,130
						121,253
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	2,683	2,411
	Republic of Philippines	0.875%	5/17/27	EUR	4,013	3,396
	Republic of Philippines	0.700%	2/3/29	EUR	2,599	2,004
	Republic of Philippines	1.200%	4/28/33	EUR	4,613	3,117
						10,928
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,145	4,713
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,094	1,872
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	2,615	2,162
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	800	605
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,217
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	394	312
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	825
98

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	2.500%	1/25/23	PLN	62,048	12,859
	Republic of Poland	4.000%	10/25/23	PLN	129,306	26,207
	Republic of Poland	3.000%	1/15/24	EUR	300	296
	Republic of Poland	2.500%	4/25/24	PLN	56,105	10,830
	Republic of Poland	3.375%	7/9/24	EUR	3,074	3,030
	Republic of Poland	2.250%	10/25/24	PLN	25,516	4,749
	Republic of Poland	5.250%	1/20/25	EUR	3,792	3,886
	Republic of Poland	0.000%	2/10/25	EUR	7,686	6,993
	Republic of Poland	0.750%	4/25/25	PLN	148,117	25,773
	Republic of Poland	3.250%	7/25/25	PLN	66,853	12,210
	Republic of Poland	1.500%	9/9/25	EUR	2,561	2,398
	Republic of Poland	1.500%	1/19/26	EUR	24,494	22,820
	Republic of Poland	2.500%	7/25/26	PLN	82,417	13,953
	Republic of Poland	1.125%	8/7/26	EUR	1,794	1,628
	Republic of Poland	0.250%	10/25/26	PLN	135,172	20,575
	Republic of Poland	0.875%	5/10/27	EUR	16,806	14,814
	Republic of Poland	3.750%	5/25/27	PLN	268,144	46,106
	Republic of Poland	2.500%	7/25/27	PLN	79,101	12,788
	Republic of Poland	1.375%	10/22/27	EUR	2,075	1,818
	Republic of Poland	2.750%	4/25/28	PLN	134,365	21,391
	Republic of Poland	1.000%	10/25/28	EUR	1,486	1,252
	Republic of Poland	5.750%	4/25/29	PLN	13,192	2,398
	Republic of Poland	2.750%	10/25/29	PLN	65,316	9,715
	Republic of Poland	1.250%	10/25/30	PLN	117,376	14,719
	Republic of Poland	1.750%	4/25/32	PLN	494,810	59,961
	Republic of Poland	2.750%	5/25/32	EUR	9,633	8,118
	Republic of Poland	2.375%	1/18/36	EUR	6,821	5,274
	Republic of Poland	2.000%	10/25/46	EUR	225	149
	Republic of Poland	4.000%	4/25/47	PLN	32,636	3,563
						382,979
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	40,993	42,334
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	34,787	35,273
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	16,914	17,903
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	44,950	40,726
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	25,000	24,061
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	58,482	55,267
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	20,497	21,773
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	38,430	31,520
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	30,062	23,499
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	56,690	49,103
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	35,869	32,429
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	32,376	24,126
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	8,556	9,179
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	14,007	9,376
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	22,545	24,325
						440,894
Romania (0.2%)
	Romania	3.625%	4/24/24	EUR	2,664	2,603
	Romania	2.750%	10/29/25	EUR	8,652	7,984
	Romania	3.500%	11/25/25	RON	54,750	9,407
[3]	Romania	2.750%	2/26/26	EUR	1,906	1,709
	Romania	3.250%	6/24/26	RON	49,260	8,143
[3]	Romania	2.000%	12/8/26	EUR	1,869	1,600
	Romania	2.375%	4/19/27	EUR	11,529	9,755
	Romania	5.800%	7/26/27	RON	116,950	20,491
	Romania	2.500%	10/25/27	RON	150,000	22,329
[3]	Romania	2.125%	3/7/28	EUR	2,708	2,104
	Romania	2.125%	3/7/28	EUR	1,868	1,452
	Romania	2.875%	5/26/28	EUR	17,178	13,583
	Romania	4.850%	7/25/29	RON	50,000	7,912
[3]	Romania	1.375%	12/2/29	EUR	1,655	1,110
	Romania	1.375%	12/2/29	EUR	4,100	2,751
	Romania	2.500%	2/8/30	EUR	3,587	2,579
[3]	Romania	3.624%	5/26/30	EUR	1,598	1,229
	Romania	3.624%	5/26/30	EUR	10,320	7,938
[3]	Romania	1.750%	7/13/30	EUR	4,366	2,894
	Romania	1.750%	7/13/30	EUR	7,768	5,149
99

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	2.124%	7/16/31	EUR	4,364	2,888
[3]	Romania	2.124%	7/16/31	EUR	2,208	1,461
	Romania	2.000%	1/28/32	EUR	2,785	1,762
[3]	Romania	2.000%	1/28/32	EUR	2,306	1,459
	Romania	6.700%	2/25/32	RON	104,000	17,671
[3]	Romania	2.000%	4/14/33	EUR	3,392	2,033
	Romania	2.000%	4/14/33	EUR	2,500	1,499
[3]	Romania	3.750%	2/7/34	EUR	2,148	1,499
	Romania	3.750%	2/7/34	EUR	5,136	3,584
	Romania	3.875%	10/29/35	EUR	7,467	5,028
	Romania	4.250%	4/28/36	RON	50,000	6,205
	Romania	4.125%	3/11/39	EUR	1,536	1,000
[3]	Romania	2.625%	12/2/40	EUR	1,023	524
[3]	Romania	2.750%	4/14/41	EUR	4,774	2,457
	Romania	2.750%	4/14/41	EUR	3,182	1,637
[3]	Romania	2.875%	4/13/42	EUR	2,728	1,413
[3]	Romania	4.625%	4/3/49	EUR	4,347	2,798
	Romania	4.625%	4/3/49	EUR	5,124	3,299
[3]	Romania	3.375%	1/28/50	EUR	5,124	2,673
						193,612
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	17,870	16,841
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	5,087	4,383
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,682	6,050
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,411	5,117
						32,391
Singapore (0.6%)
	Housing & Development Board	2.505%	6/27/24	SGD	750	516
	Housing & Development Board	3.100%	7/24/24	SGD	4,500	3,121
	Housing & Development Board	2.495%	3/11/26	SGD	750	503
	Housing & Development Board	2.035%	9/16/26	SGD	4,500	2,940
	Housing & Development Board	2.675%	1/22/29	SGD	2,500	1,610
	Housing & Development Board	2.598%	10/30/29	SGD	2,750	1,747
	Housing & Development Board	3.080%	5/31/30	SGD	7,250	4,727
	Housing & Development Board	2.545%	7/4/31	SGD	1,250	767
	Housing & Development Board	1.865%	7/21/33	SGD	3,500	1,911
	Republic of Singapore	2.000%	2/1/24	SGD	62,058	43,175
	Republic of Singapore	3.000%	9/1/24	SGD	31,669	22,322
	Republic of Singapore	2.375%	6/1/25	SGD	25,520	17,693
	Republic of Singapore	0.500%	11/1/25	SGD	29,939	19,556
	Republic of Singapore	2.125%	6/1/26	SGD	53,028	36,122
	Republic of Singapore	1.250%	11/1/26	SGD	37,394	24,491
	Republic of Singapore	3.500%	3/1/27	SGD	83,448	59,548
	Republic of Singapore	2.875%	9/1/27	SGD	6,000	4,160
	Republic of Singapore	2.625%	5/1/28	SGD	31,923	21,715
	Republic of Singapore	2.875%	7/1/29	SGD	25,646	17,520
	Republic of Singapore	2.875%	9/1/30	SGD	55,004	37,380
	Republic of Singapore	1.625%	7/1/31	SGD	40,300	24,578
	Republic of Singapore	2.625%	8/1/32	SGD	14,000	9,219
	Republic of Singapore	3.375%	9/1/33	SGD	30,104	21,158
	Republic of Singapore	2.250%	8/1/36	SGD	34,254	21,141
	Republic of Singapore	2.375%	7/1/39	SGD	12,768	7,905
	Republic of Singapore	2.750%	4/1/42	SGD	29,124	19,063
	Republic of Singapore	2.750%	3/1/46	SGD	31,282	20,513
	Republic of Singapore	1.875%	3/1/50	SGD	23,878	13,023
	Republic of Singapore	1.875%	10/1/51	SGD	12,558	6,824
	Republic of Singapore	3.000%	8/1/72	SGD	4,309	2,972
						467,920
Slovakia (0.2%)
	Slovak Republic	0.000%	11/13/23	EUR	32,179	30,984
	Slovak Republic	0.000%	6/17/24	EUR	4,965	4,692
	Slovak Republic	0.250%	5/14/25	EUR	12,343	11,450
	Slovak Republic	0.625%	5/22/26	EUR	6,661	6,106
	Slovak Republic	1.375%	1/21/27	EUR	10,863	10,170
	Slovak Republic	1.000%	6/12/28	EUR	17,304	15,289
	Slovak Republic	0.750%	4/9/30	EUR	8,109	6,607
	Slovak Republic	1.000%	5/14/32	EUR	28,704	22,481
	Slovak Republic	4.000%	10/19/32	EUR	7,500	7,638
100

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Slovak Republic	1.875%	3/9/37	EUR	5,200	3,900
	Slovak Republic	2.000%	10/17/47	EUR	7,595	5,385
	Slovak Republic	2.250%	6/12/68	EUR	12,923	9,293
						133,995
Slovenia (0.1%)
	Republic of Slovenia	4.625%	9/9/24	EUR	2,049	2,137
	Republic of Slovenia	2.125%	7/28/25	EUR	2,561	2,548
	Republic of Slovenia	5.125%	3/30/26	EUR	4,099	4,443
	Republic of Slovenia	1.250%	3/22/27	EUR	7,173	6,728
	Republic of Slovenia	1.000%	3/6/28	EUR	17,933	16,187
	Republic of Slovenia	1.188%	3/14/29	EUR	5,124	4,483
	Republic of Slovenia	0.275%	1/14/30	EUR	7,686	6,122
	Republic of Slovenia	0.000%	2/12/31	EUR	22,280	16,589
	Republic of Slovenia	2.250%	3/3/32	EUR	29,681	26,364
	Republic of Slovenia	1.500%	3/25/35	EUR	6,145	4,728
	Republic of Slovenia	1.750%	11/3/40	EUR	5,124	3,624
	Republic of Slovenia	3.125%	8/7/45	EUR	5,124	4,473
	Republic of Slovenia	0.488%	10/20/50	EUR	8,307	3,713
						102,139
South Korea (2.7%)
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	5,087	4,860
	Export-Import Bank of Korea	0.000%	10/19/24	EUR	5,500	5,132
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	530	322
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	4,797
	Korea Gas Corp.	0.000%	11/28/23	CHF	2,035	1,995
[3]	Korea Housing Finance Corp	1.963%	7/19/26	EUR	14,400	13,543
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	2,434	2,358
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,543	2,341
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	24,979	22,999
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,457	6,770
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	6,542	5,748
	Korea Monetary Stabilization Bond	1.800%	1/2/24	KRW	20,000,000	13,713
	Korea National Housing Bond I	1.750%	4/30/24	KRW	8,800,000	5,971
	Korea Treasury Bond	1.875%	12/10/24	KRW	103,000,000	68,999
	Korea Treasury Bond	1.750%	9/10/26	KRW	57,500,000	36,769
	Korea Treasury Bond	3.125%	9/10/27	KRW	30,000,000	20,012
	Korea Treasury Bond	2.375%	12/10/31	KRW	105,000,000	63,562
	Korea Treasury Bond	3.375%	6/10/32	KRW	30,000,000	19,649
	Korea Treasury Bond	1.875%	9/10/41	KRW	58,000,000	28,496
	Korea Treasury Bond	3.250%	9/10/42	KRW	10,000,000	6,128
	Republic of Korea	0.875%	12/10/23	KRW	116,000,000	78,876
	Republic of Korea	1.875%	3/10/24	KRW	75,000,000	51,255
	Republic of Korea	1.125%	6/10/24	KRW	139,000,000	93,254
	Republic of Korea	1.375%	9/10/24	KRW	50,000,000	33,406
	Republic of Korea	3.000%	9/10/24	KRW	95,000,000	65,388
	Republic of Korea	1.500%	3/10/25	KRW	77,500,000	51,165
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	52,820
	Republic of Korea	3.125%	6/10/25	KRW	65,000,000	44,435
	Republic of Korea	1.125%	9/10/25	KRW	92,500,000	59,597
	Republic of Korea	0.000%	9/16/25	EUR	6,298	5,686
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	19,860
	Republic of Korea	1.250%	3/10/26	KRW	87,500,000	55,729
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	10,285
	Republic of Korea	1.875%	6/10/26	KRW	72,000,000	46,549
	Republic of Korea	1.500%	12/10/26	KRW	70,000,000	44,029
	Republic of Korea	2.375%	3/10/27	KRW	50,000,000	32,460
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	11,293
	Republic of Korea	2.125%	6/10/27	KRW	75,000,000	47,949
	Republic of Korea	2.375%	12/10/27	KRW	45,000,000	28,857
	Republic of Korea	5.500%	3/10/28	KRW	20,000,000	14,853
	Republic of Korea	2.625%	6/10/28	KRW	50,260,000	32,413
	Republic of Korea	2.375%	12/10/28	KRW	50,000,000	31,567
	Republic of Korea	1.875%	6/10/29	KRW	63,000,000	38,208
	Republic of Korea	1.375%	12/10/29	KRW	75,000,000	43,448
	Republic of Korea	5.500%	12/10/29	KRW	12,137,000	9,163
	Republic of Korea	1.375%	6/10/30	KRW	94,000,000	53,808
	Republic of Korea	1.500%	12/10/30	KRW	104,000,000	59,448
	Republic of Korea	4.750%	12/10/30	KRW	28,000,000	20,344
101

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.000%	6/10/31	KRW	83,003,340	48,943
	Republic of Korea	4.000%	12/10/31	KRW	41,000,000	28,251
	Republic of Korea	3.750%	12/10/33	KRW	86,500,000	58,201
	Republic of Korea	2.625%	9/10/35	KRW	49,000,000	29,039
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	20,187
	Republic of Korea	2.250%	9/10/37	KRW	20,000,000	11,051
	Republic of Korea	2.375%	9/10/38	KRW	36,600,000	20,330
	Republic of Korea	1.125%	9/10/39	KRW	26,800,000	11,894
	Republic of Korea	1.500%	9/10/40	KRW	39,700,000	18,506
	Republic of Korea	3.000%	12/10/42	KRW	59,500,000	35,005
	Republic of Korea	2.750%	12/10/44	KRW	57,990,000	32,093
	Republic of Korea	2.000%	3/10/46	KRW	49,000,000	22,998
	Republic of Korea	2.125%	3/10/47	KRW	52,955,000	25,176
	Republic of Korea	2.625%	3/10/48	KRW	98,695,000	53,049
	Republic of Korea	2.000%	3/10/49	KRW	91,360,000	41,449
	Republic of Korea	1.500%	3/10/50	KRW	153,730,000	61,897
	Republic of Korea	1.875%	3/10/51	KRW	182,145,380	80,360
	Republic of Korea	2.500%	3/10/52	KRW	61,000,000	30,898
	Republic of Korea	2.000%	9/10/68	KRW	35,697,000	14,102
	Republic of Korea	1.625%	9/10/70	KRW	34,012,000	11,397
						2,125,135
Spain (4.5%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	6,000	6,016
	Adif Alta Velocidad	1.875%	1/28/25	EUR	7,600	7,383
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	6,814
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,069
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,546	17,676
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	11,017	11,148
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	881	846
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	7,173	6,969
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,901	11,417
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,710	8,359
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,981	6,491
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,248	9,268
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,561	2,362
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,021	1,640
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	14,052	10,959
	Basque Government	0.850%	4/30/30	EUR	8,751	7,390
	Basque Government	0.450%	4/30/32	EUR	2,813	2,151
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	2,500	2,429
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	13,227	11,987
	Kingdom of Spain	0.000%	5/31/24	EUR	493,626	471,448
	Kingdom of Spain	0.000%	1/31/25	EUR	70,034	65,832
[3]	Kingdom of Spain	1.600%	4/30/25	EUR	25,000	24,314
	Kingdom of Spain	0.000%	5/31/25	EUR	138,081	128,415
	Kingdom of Spain	0.000%	1/31/26	EUR	409,278	374,182
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	53,054	51,642
	Kingdom of Spain	0.000%	1/31/27	EUR	225,792	200,103
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	51,222	48,353
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	77,534	70,411
	Kingdom of Spain	0.000%	1/31/28	EUR	266,032	228,189
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	62,566	57,643
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	61,318	56,284
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	157,682	175,773
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	73,522	66,859
	Kingdom of Spain	0.800%	7/30/29	EUR	182,089	156,973
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	40,000	33,948
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	38,382	33,312
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	68,193	53,832
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	157,112	124,198
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	324,387	301,394
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	7,219	6,567
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	81,756	68,137
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	60,007	64,456
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	116,760	79,721
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	85,283	57,606
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	85,345	97,738
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	28,941	18,392
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	25,415	24,216
102

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	56,520	68,962
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	53,405	47,009
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	20,351	17,022
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	33,127	17,747
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	150,444	99,902
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,292	49,284
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	36,946	18,056
						3,592,294
Supranational (4.0%)
	African Development Bank	0.250%	1/24/24	EUR	4,150	3,983
	African Development Bank	4.750%	3/6/24	AUD	3,367	2,171
	African Development Bank	0.250%	11/21/24	EUR	11,580	10,877
	African Development Bank	0.875%	12/16/24	GBP	3,758	4,032
	African Development Bank	4.000%	1/10/25	AUD	7,312	4,656
	African Development Bank	4.500%	6/2/26	AUD	3,178	2,040
	African Development Bank	0.500%	6/22/26	GBP	16,308	16,429
	African Development Bank	0.125%	10/7/26	EUR	2,049	1,823
	African Development Bank	0.500%	3/22/27	EUR	22,691	20,295
	African Development Bank	3.300%	7/27/27	AUD	509	306
	African Development Bank	3.350%	8/8/28	AUD	373	220
	African Development Bank	0.500%	3/21/29	EUR	10,854	9,219
	African Development Bank	2.250%	9/14/29	EUR	18,696	17,678
	Asian Development Bank	2.450%	1/17/24	AUD	915	574
	Asian Development Bank	3.500%	5/30/24	NZD	10,206	5,779
	Asian Development Bank	2.500%	12/19/24	GBP	8,000	8,888
	Asian Development Bank	1.625%	1/28/25	CAD	7,114	4,939
	Asian Development Bank	3.750%	3/12/25	AUD	5,725	3,628
	Asian Development Bank	3.700%	6/17/25	AUD	40,000	25,302
	Asian Development Bank	0.750%	2/10/26	CAD	6,586	4,358
	Asian Development Bank	1.342%	6/18/26	NOK	18,000	1,584
	Asian Development Bank	0.625%	9/15/26	GBP	3,792	3,807
	Asian Development Bank	3.000%	10/14/26	AUD	925	561
	Asian Development Bank	0.125%	12/15/26	GBP	8,198	7,950
	Asian Development Bank	4.650%	2/16/27	CAD	1,424	1,074
	Asian Development Bank	3.400%	9/10/27	AUD	6,655	4,048
	Asian Development Bank	0.250%	10/28/27	GBP	6,918	6,472
	Asian Development Bank	0.750%	12/7/27	GBP	6,365	6,098
	Asian Development Bank	3.300%	8/8/28	AUD	1,320	786
	Asian Development Bank	0.000%	10/24/29	EUR	7,788	6,297
	Asian Development Bank	0.025%	1/31/30	EUR	7,834	6,291
	Asian Development Bank	0.100%	6/17/31	EUR	13,447	10,408
	Asian Development Bank	1.950%	7/22/32	EUR	18,930	16,968
	Asian Development Bank	2.000%	6/10/37	EUR	4,669	3,994
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	3,742	2,121
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	2,543	2,482
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	7,631	7,155
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	3,965	3,731
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	100	88
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,435	4,187
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	816	485
	Council of Europe Development Bank	1.000%	10/21/24	CAD	930	640
	Council of Europe Development Bank	0.750%	6/9/25	EUR	3,593	3,376
	Council of Europe Development Bank	0.375%	6/8/26	EUR	44,653	40,556
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,760	4,160
	Council of Europe Development Bank	0.250%	1/19/32	EUR	9,338	7,217
	EUROFIMA	3.000%	5/22/24	CHF	2,545	2,614
	EUROFIMA	3.900%	12/19/25	AUD	505	318
	EUROFIMA	3.000%	5/15/26	CHF	3,315	3,487
	EUROFIMA	2.600%	1/13/27	AUD	12,660	7,446
	EUROFIMA	4.550%	3/30/27	CAD	1,372	1,026
	EUROFIMA	3.350%	5/21/29	AUD	2,190	1,268
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	5,124	4,793
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	512	629
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	974	938
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	9,992	9,845
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	73,892	70,575
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	8,710	8,511
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	7,788	7,343
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	8,198	7,661
103

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	15,372	14,417
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	6,012	5,523
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	40,993	37,524
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	24,801	22,279
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	28,413	25,823
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,810	11,656
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	49,007	42,449
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	21,454	19,356
[5]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,003	6,207
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	2,997	2,447
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,817	2,768
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	9,689	7,860
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	46,917	36,711
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	10,248	10,869
[5]	European Financial Stability Facility	1.250%	5/24/33	EUR	23,345	19,349
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,664	2,604
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	31,787	24,083
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	20,378	20,539
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	10,447	7,915
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,810	14,653
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	6,968	6,097
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	18,703	12,967
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	21,083	14,979
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	19,554	15,054
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	15,370	8,659
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	7,425	3,134
[5]	European Financial Stability Facility	0.700%	1/17/53	EUR	3,735	2,008
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	1,793	1,326
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	10,211	8,074
	European Investment Bank	0.500%	11/15/23	EUR	10,248	9,950
	European Investment Bank	0.050%	12/15/23	EUR	28,182	27,169
	European Investment Bank	0.875%	12/15/23	GBP	5,662	6,293
	European Investment Bank	2.125%	1/15/24	EUR	8,710	8,583
	European Investment Bank	0.000%	3/15/24	EUR	69,688	66,706
	European Investment Bank	0.050%	5/24/24	EUR	15,851	15,097
	European Investment Bank	0.200%	7/15/24	EUR	20,497	19,503
	European Investment Bank	1.750%	7/30/24	CAD	7,105	5,000
	European Investment Bank	4.750%	8/7/24	AUD	1,657	1,073
	European Investment Bank	0.875%	9/13/24	EUR	16,908	16,224
	European Investment Bank	0.750%	11/15/24	GBP	12,651	13,614
	European Investment Bank	1.625%	2/4/25	CHF	1,265	1,277
	European Investment Bank	0.000%	3/25/25	EUR	1,536	1,429
	European Investment Bank	0.125%	4/15/25	EUR	15,372	14,349
	European Investment Bank	5.500%	4/15/25	GBP	1,366	1,616
	European Investment Bank	0.375%	7/16/25	EUR	11,837	11,053
	European Investment Bank	2.750%	9/15/25	EUR	20,497	20,363
	European Investment Bank	4.500%	10/15/25	EUR	7,686	8,005
	European Investment Bank	2.900%	10/17/25	AUD	19,624	12,108
	European Investment Bank	0.000%	3/13/26	EUR	5,124	4,648
	European Investment Bank	0.375%	4/14/26	EUR	26,021	23,857
	European Investment Bank	3.100%	8/17/26	AUD	17,970	11,008
	European Investment Bank	2.750%	8/25/26	PLN	5,102	857
	European Investment Bank	1.000%	9/21/26	GBP	1,640	1,674
	European Investment Bank	0.100%	10/15/26	EUR	12,611	11,297
	European Investment Bank	1.250%	11/13/26	EUR	3,074	2,879
	European Investment Bank	0.000%	12/22/26	EUR	28,656	25,436
	European Investment Bank	0.500%	1/15/27	EUR	27,516	24,905
	European Investment Bank	3.500%	4/15/27	EUR	2,561	2,617
	European Investment Bank	0.375%	9/15/27	EUR	28,014	24,866
	European Investment Bank	3.750%	12/7/27	GBP	1,947	2,174
	European Investment Bank	0.875%	1/14/28	EUR	23,828	21,509
	European Investment Bank	1.000%	1/28/28	CAD	5,538	3,525
	European Investment Bank	3.300%	2/3/28	AUD	1,147	691
	European Investment Bank	0.000%	3/28/28	EUR	19,098	16,313
	European Investment Bank	1.375%	5/12/28	SEK	38,260	3,143
	European Investment Bank	0.000%	5/15/28	EUR	5,124	4,351
	European Investment Bank	0.000%	9/28/28	EUR	11,672	9,830
	European Investment Bank	0.000%	12/7/28	GBP	1,332	1,183
	European Investment Bank	6.000%	12/7/28	GBP	8,198	10,259
104

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.625%	1/22/29	EUR	15,372	13,340
European Investment Bank	3.300%	5/25/29	AUD	3,524	2,069
European Investment Bank	0.125%	6/20/29	EUR	5,894	4,896
European Investment Bank	0.250%	9/14/29	EUR	9,544	7,947
European Investment Bank	0.050%	1/16/30	EUR	61,660	50,145
European Investment Bank	2.250%	3/15/30	EUR	30,000	28,544
European Investment Bank	4.000%	4/15/30	EUR	3,650	3,888
European Investment Bank	0.000%	9/9/30	EUR	12,731	10,104
European Investment Bank	2.750%	9/13/30	EUR	15,373	15,085
European Investment Bank	0.000%	1/14/31	EUR	23,948	18,764
European Investment Bank	1.300%	1/27/31	AUD	6,510	3,134
European Investment Bank	1.000%	3/14/31	EUR	22,265	18,950
European Investment Bank	1.000%	4/14/32	EUR	16,396	13,662
European Investment Bank	1.125%	11/15/32	EUR	10,248	8,515
European Investment Bank	1.125%	4/13/33	EUR	15,372	12,622
European Investment Bank	3.000%	10/14/33	EUR	26,902	26,507
European Investment Bank	0.050%	10/13/34	EUR	3,504	2,418
European Investment Bank	2.625%	3/15/35	EUR	3,638	3,411
European Investment Bank	0.010%	11/15/35	EUR	16,341	10,797
European Investment Bank	0.200%	3/17/36	EUR	14,007	9,445
European Investment Bank	3.125%	6/30/36	CHF	505	574
European Investment Bank	1.125%	9/15/36	EUR	24,593	18,788
European Investment Bank	3.875%	6/8/37	GBP	2,767	3,024
European Investment Bank	0.500%	11/13/37	EUR	1,260	856
European Investment Bank	5.000%	4/15/39	GBP	3,584	4,461
European Investment Bank	2.750%	3/15/40	EUR	9,505	8,886
European Investment Bank	0.250%	6/15/40	EUR	11,552	6,990
European Investment Bank	0.010%	5/15/41	EUR	27,515	15,435
European Investment Bank	3.625%	3/14/42	EUR	2,869	3,047
European Investment Bank	1.000%	11/14/42	EUR	5,124	3,517
European Investment Bank	4.500%	3/7/44	GBP	4,355	5,150
European Investment Bank	1.750%	9/15/45	EUR	7,153	5,606
European Investment Bank	0.875%	9/13/47	EUR	5,124	3,235
European Investment Bank	1.500%	11/15/47	EUR	2,561	1,889
European Investment Bank	1.500%	10/16/48	EUR	1,575	1,152
European Investment Bank	0.050%	1/27/51	EUR	10,303	4,505
European Investment Bank	4.625%	10/12/54	GBP	3,945	4,964
European Stability Mechanism	2.125%	11/20/23	EUR	1,649	1,626
European Stability Mechanism	0.125%	4/22/24	EUR	32,794	31,357
European Stability Mechanism	0.000%	12/16/24	EUR	23,178	21,739
European Stability Mechanism	0.000%	3/14/25	EUR	34,984	32,593
European Stability Mechanism	1.000%	9/23/25	EUR	20,497	19,437
European Stability Mechanism	0.500%	3/2/26	EUR	23,929	22,074
European Stability Mechanism	0.750%	3/15/27	EUR	19,640	17,869
European Stability Mechanism	0.750%	9/5/28	EUR	9,456	8,324
European Stability Mechanism	0.500%	3/5/29	EUR	21,522	18,411
European Stability Mechanism	0.010%	3/4/30	EUR	26,804	21,519
European Stability Mechanism	0.010%	10/15/31	EUR	10,202	7,775
European Stability Mechanism	1.125%	5/3/32	EUR	2,680	2,244
European Stability Mechanism	1.200%	5/23/33	EUR	6,148	5,061
European Stability Mechanism	1.625%	11/17/36	EUR	20,471	16,648
European Stability Mechanism	1.750%	10/20/45	EUR	5,124	4,004
European Stability Mechanism	1.800%	11/2/46	EUR	8,320	6,533
European Stability Mechanism	1.850%	12/1/55	EUR	17,355	13,240
European Union	0.625%	11/4/23	EUR	13,835	13,467
European Union	0.500%	4/4/25	EUR	30,744	29,032
European Union	0.800%	7/4/25	EUR	23,424	22,171
European Union	0.000%	11/4/25	EUR	9,336	8,571
European Union	0.000%	3/4/26	EUR	52,608	47,808
European Union	0.000%	7/6/26	EUR	48,703	43,731
European Union	3.000%	9/4/26	EUR	3,650	3,658
European Union	2.000%	10/4/27	EUR	105,656	101,109
European Union	2.500%	11/4/27	EUR	9,736	9,535
European Union	2.875%	4/4/28	EUR	2,561	2,552
European Union	0.000%	6/2/28	EUR	49,300	41,910
European Union	0.000%	10/4/28	EUR	25,684	21,583
European Union	0.000%	7/4/29	EUR	30,922	25,428
European Union	1.375%	10/4/29	EUR	8,198	7,386
European Union	1.625%	12/4/29	EUR	73,705	67,143
105

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.000%	10/4/30	EUR	2,148	1,696
European Union	0.750%	4/4/31	EUR	16,781	13,928
European Union	0.000%	4/22/31	EUR	20,237	15,669
European Union	0.000%	7/4/31	EUR	73,695	56,667
European Union	1.000%	7/6/32	EUR	38,440	31,689
European Union	1.250%	4/4/33	EUR	12,810	10,658
European Union	0.000%	7/4/35	EUR	39,174	26,139
European Union	1.125%	4/4/36	EUR	10,248	7,947
European Union	0.250%	4/22/36	EUR	21,290	14,421
European Union	0.200%	6/4/36	EUR	44,216	29,491
European Union	0.400%	2/4/37	EUR	48,342	32,612
European Union	0.875%	3/11/37	EUR	1,868	1,350
European Union	1.125%	6/4/37	EUR	4,482	3,373
European Union	3.375%	4/4/38	EUR	4,147	4,183
European Union	0.100%	10/4/40	EUR	22,559	12,705
European Union	0.450%	7/4/41	EUR	49,591	29,418
European Union	3.750%	4/4/42	EUR	5,124	5,438
European Union	3.375%	11/4/42	EUR	48,254	47,920
European Union	1.250%	2/4/43	EUR	2,147	1,477
European Union	0.450%	5/2/46	EUR	5,389	2,935
European Union	0.750%	1/4/47	EUR	21,887	12,849
European Union	2.625%	2/4/48	EUR	28,014	24,959
European Union	0.300%	11/4/50	EUR	14,661	6,770
European Union	0.700%	7/6/51	EUR	29,323	15,557
European Union	2.500%	10/4/52	EUR	55,317	47,517
Inter-American Development Bank	1.950%	4/23/24	AUD	1,633	1,013
Inter-American Development Bank	4.750%	8/27/24	AUD	10,931	7,065
Inter-American Development Bank	1.700%	10/10/24	CAD	6,283	4,400
Inter-American Development Bank	1.375%	12/15/24	GBP	14,089	15,292
Inter-American Development Bank	0.750%	10/15/25	CAD	2,411	1,608
Inter-American Development Bank	2.750%	10/30/25	AUD	5,562	3,414
Inter-American Development Bank	1.250%	12/15/25	GBP	12,544	13,243
Inter-American Development Bank	4.400%	1/26/26	CAD	37	27
Inter-American Development Bank	4.250%	6/11/26	AUD	663	422
Inter-American Development Bank	1.000%	6/29/26	CAD	4,800	3,169
Inter-American Development Bank	0.500%	9/15/26	GBP	5,124	5,124
Inter-American Development Bank	0.875%	8/27/27	CAD	3,219	2,057
Inter-American Development Bank	2.125%	12/15/28	GBP	4,669	4,731
Inter-American Development Bank	3.290%	6/28/32	AUD	5,238	2,932
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	11,430	7,147
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	5,877	4,146
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	3,916	2,740
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,430	4,125
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	3,010	2,026
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,307	3,269
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,178	2,097
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	2,993	1,494
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,561	2,545
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	6,735	4,475
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,419	5,123
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	7,107	7,091
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	23,660	20,830
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	2,918	1,966
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	10,248	9,705
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	4,490	2,114
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,761	1,761
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,635	4,999
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	26,829	22,719
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	6,735	3,270
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	11,122	10,411
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,683	1,004
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	300	355
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	6,012	5,798
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	919	600
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	1,720	1,590
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,854	4,683
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,767	2,292
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	3,074	3,970
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	23,743	18,560
106

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	4,943	3,974
	International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	1,844	1,326
	International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	2,801	1,885
	International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	5,260	3,192
	International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	4,315	1,974
	International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,767	1,096
	International Development Assn.	0.750%	9/21/28	GBP	1,502	1,398
	International Development Assn.	0.000%	7/15/31	EUR	9,338	7,116
	International Development Assn.	0.350%	4/22/36	EUR	12,139	8,344
	International Development Assn.	1.750%	5/5/37	EUR	12,000	9,959
	International Development Assn.	0.700%	1/17/42	EUR	5,789	3,770
	International Finance Corp.	1.250%	12/15/23	GBP	7,071	7,882
	International Finance Corp.	1.450%	7/22/24	AUD	1,759	1,077
	International Finance Corp.	1.375%	9/13/24	CAD	1,707	1,193
	International Finance Corp.	1.375%	3/7/25	GBP	5,032	5,417
	International Finance Corp.	4.000%	4/3/25	AUD	4,156	2,654
	International Finance Corp.	0.250%	12/15/25	GBP	5,226	5,353
	International Finance Corp.	3.200%	7/22/26	AUD	12,741	7,846
	International Finance Corp.	0.875%	9/15/26	GBP	7,515	7,623
	International Finance Corp.	1.850%	1/28/27	CAD	5,138	3,470
	International Finance Corp.	0.750%	7/22/27	GBP	5,124	5,003
	International Finance Corp.	3.200%	10/18/27	AUD	611	368
	International Finance Corp.	3.150%	6/26/29	AUD	4,864	2,827
	International Finance Corp.	1.500%	4/15/35	AUD	13,020	5,511
	Nordic Investment Bank	1.125%	12/15/23	GBP	9,811	10,926
	Nordic Investment Bank	4.750%	2/28/24	AUD	2,672	1,724
	Nordic Investment Bank	0.125%	6/10/24	EUR	12,657	12,008
	Nordic Investment Bank	0.500%	11/3/25	EUR	10,055	9,299
	Nordic Investment Bank	0.125%	12/15/26	GBP	13,368	12,998
						3,183,794
Sweden (0.3%)
[3]	Kingdom of Sweden	1.500%	11/13/23	SEK	471,650	42,386
	Kingdom of Sweden	2.500%	5/12/25	SEK	65,980	5,988
	Kingdom of Sweden	0.750%	5/12/28	SEK	3,570	297
[3]	Kingdom of Sweden	0.750%	11/12/29	SEK	198,515	16,186
[3]	Kingdom of Sweden	0.125%	5/12/31	SEK	582,080	44,186
	Kingdom of Sweden	2.250%	6/1/32	SEK	89,300	8,137
	Kingdom of Sweden	3.500%	3/30/39	SEK	118,110	12,672
	Kingdom of Sweden	1.375%	6/23/71	SEK	168,410	9,834
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	290,880	25,881
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	102,050	8,868
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	201,090	17,210
	Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	367,740	30,724
	Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	306,190	25,229
	Region Stockholm	0.750%	2/26/25	EUR	2,543	2,387
						249,985
Switzerland (0.4%)
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,465	7,961
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,805	1,794
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	810	787
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,545	2,052
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,520	1,130
	Canton of Vaud	2.000%	10/24/33	CHF	4,540	4,614
	Canton of Zurich	1.250%	12/3/32	CHF	1,525	1,439
	Canton of Zurich	2.000%	7/29/38	CHF	5,100	5,101
	Canton of Zurich	0.250%	7/12/39	CHF	6,375	4,900
	Swiss Confederation	4.000%	2/11/23	CHF	1,226	1,237
	Swiss Confederation	1.250%	6/11/24	CHF	10,818	10,930
	Swiss Confederation	1.500%	7/24/25	CHF	8,904	9,115
	Swiss Confederation	1.250%	5/28/26	CHF	71,517	72,899
	Swiss Confederation	3.250%	6/27/27	CHF	4,593	5,098
	Swiss Confederation	4.000%	4/8/28	CHF	298	346
	Swiss Confederation	0.000%	6/22/29	CHF	22,568	21,125
	Swiss Confederation	2.250%	6/22/31	CHF	29,389	32,149
	Swiss Confederation	0.500%	6/27/32	CHF	7,246	6,844
	Swiss Confederation	3.500%	4/8/33	CHF	10,512	12,993
	Swiss Confederation	0.000%	6/26/34	CHF	7,655	6,725
	Swiss Confederation	0.250%	6/23/35	CHF	18,711	16,742
107

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	2.500%	3/8/36	CHF	3,137	3,650
	Swiss Confederation	1.250%	6/27/37	CHF	15,437	15,491
	Swiss Confederation	0.000%	7/24/39	CHF	9,185	7,528
	Swiss Confederation	1.500%	4/30/42	CHF	20,974	22,307
	Swiss Confederation	0.500%	6/28/45	CHF	12,757	11,232
	Swiss Confederation	4.000%	1/6/49	CHF	4,337	7,214
	Swiss Confederation	0.500%	5/24/55	CHF	3,188	2,841
	Swiss Confederation	0.500%	5/30/58	CHF	11,313	9,770
	Swiss Confederation	2.000%	6/25/64	CHF	2,449	3,456
						309,470
Thailand (0.7%)
	Kingdom of Thailand	2.400%	12/17/23	THB	970,657	25,743
	Kingdom of Thailand	0.750%	6/17/24	THB	1,039,382	26,876
	Kingdom of Thailand	0.750%	9/17/24	THB	440,000	11,329
	Kingdom of Thailand	1.450%	12/17/24	THB	1,149,482	29,909
	Kingdom of Thailand	0.950%	6/17/25	THB	1,007,774	25,773
	Kingdom of Thailand	3.850%	12/12/25	THB	637,918	17,634
	Kingdom of Thailand	2.125%	12/17/26	THB	496,408	12,827
	Kingdom of Thailand	1.000%	6/17/27	THB	1,757,022	42,893
	Kingdom of Thailand	3.580%	12/17/27	THB	466,275	12,748
	Kingdom of Thailand	5.670%	3/13/28	THB	61,239	1,841
	Kingdom of Thailand	2.650%	6/17/28	THB	600,000	15,641
	Kingdom of Thailand	2.875%	12/17/28	THB	839,187	22,070
	Kingdom of Thailand	4.875%	6/22/29	THB	887,982	26,111
	Kingdom of Thailand	1.600%	12/17/29	THB	744,661	17,905
	Kingdom of Thailand	3.650%	6/20/31	THB	627,711	17,212
	Kingdom of Thailand	2.000%	12/17/31	THB	1,462,818	35,155
	Kingdom of Thailand	3.775%	6/25/32	THB	769,585	21,175
	Kingdom of Thailand	1.600%	6/17/35	THB	153,099	3,255
	Kingdom of Thailand	1.585%	12/17/35	THB	1,231,603	25,848
	Kingdom of Thailand	3.400%	6/17/36	THB	1,511,203	38,804
	Kingdom of Thailand	4.260%	12/12/37	THB	141,362	3,888
	Kingdom of Thailand	3.300%	6/17/38	THB	936,247	23,136
	Kingdom of Thailand	3.800%	6/14/41	THB	76,549	1,989
	Kingdom of Thailand	2.000%	6/17/42	THB	970,118	18,887
	Kingdom of Thailand	3.450%	6/17/43	THB	210,000	5,219
	Kingdom of Thailand	4.675%	6/29/44	THB	429,761	12,267
	Kingdom of Thailand	2.875%	6/17/46	THB	576,435	12,175
	Kingdom of Thailand	3.140%	6/17/47	THB	290,000	6,566
	Kingdom of Thailand	1.875%	6/17/49	THB	472,937	7,810
	Kingdom of Thailand	2.750%	6/17/52	THB	37,200	724
	Kingdom of Thailand	4.850%	6/17/61	THB	9,492	261
	Kingdom of Thailand	4.000%	6/17/66	THB	248,447	5,686
	Kingdom of Thailand	3.600%	6/17/67	THB	1,195,459	24,812
	Kingdom of Thailand	2.500%	6/17/71	THB	93,000	1,428
						555,597
United Kingdom (4.0%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,253	2,571
[6]	LCR Finance plc	4.500%	12/7/28	GBP	3,843	4,464
[6]	LCR Finance plc	4.500%	12/7/38	GBP	820	949
[6]	LCR Finance plc	5.100%	3/7/51	GBP	3,433	4,604
	Transport for London	2.125%	4/24/25	GBP	2,543	2,703
	Transport for London	3.875%	7/23/42	GBP	518	469
	Transport for London	3.625%	5/15/45	GBP	2,488	2,097
	Transport for London	4.000%	4/7/64	GBP	2,296	2,115
	United Kingdom Gilt	0.125%	1/31/24	GBP	203,554	224,557
	United Kingdom Gilt	0.250%	1/31/25	GBP	276,378	294,689
	United Kingdom Gilt	5.000%	3/7/25	GBP	64,414	76,429
	United Kingdom Gilt	0.375%	10/22/26	GBP	81,655	82,541
	United Kingdom Gilt	4.125%	1/29/27	GBP	50,952	59,235
	United Kingdom Gilt	4.250%	12/7/27	GBP	7,775	9,139
	United Kingdom Gilt	0.125%	1/31/28	GBP	111,983	106,982
	United Kingdom Gilt	0.500%	1/31/29	GBP	180,241	170,312
	United Kingdom Gilt	0.875%	10/22/29	GBP	40,000	38,248
	United Kingdom Gilt	4.750%	12/7/30	GBP	84,895	105,841
	United Kingdom Gilt	0.250%	7/31/31	GBP	150,992	130,388
	United Kingdom Gilt	1.000%	1/31/32	GBP	108,000	98,704
	United Kingdom Gilt	4.250%	6/7/32	GBP	98,346	119,446
108

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	0.875%	7/31/33	GBP	45,000	38,914
United Kingdom Gilt	4.500%	9/7/34	GBP	59,109	73,212
United Kingdom Gilt	0.625%	7/31/35	GBP	68,948	54,265
United Kingdom Gilt	4.250%	3/7/36	GBP	54,829	65,915
United Kingdom Gilt	1.750%	9/7/37	GBP	135,431	118,534
United Kingdom Gilt	1.125%	1/31/39	GBP	98,949	75,957
United Kingdom Gilt	4.250%	9/7/39	GBP	34,739	41,576
United Kingdom Gilt	4.250%	12/7/40	GBP	35,750	42,937
United Kingdom Gilt	1.250%	10/22/41	GBP	84,525	63,234
United Kingdom Gilt	4.500%	12/7/42	GBP	48,730	61,045
United Kingdom Gilt	3.250%	1/22/44	GBP	140,157	147,369
United Kingdom Gilt	3.500%	1/22/45	GBP	55,260	60,407
United Kingdom Gilt	0.875%	1/31/46	GBP	72,149	46,089
United Kingdom Gilt	4.250%	12/7/46	GBP	79,111	97,179
United Kingdom Gilt	1.500%	7/22/47	GBP	60,600	44,744
United Kingdom Gilt	1.750%	1/22/49	GBP	41,486	32,343
United Kingdom Gilt	4.250%	12/7/49	GBP	47,188	59,102
United Kingdom Gilt	0.625%	10/22/50	GBP	33,909	18,655
United Kingdom Gilt	1.250%	7/31/51	GBP	97,749	65,005
United Kingdom Gilt	3.750%	7/22/52	GBP	23,659	27,757
United Kingdom Gilt	1.500%	7/31/53	GBP	79,707	56,165
United Kingdom Gilt	1.625%	10/22/54	GBP	52,544	38,294
United Kingdom Gilt	4.250%	12/7/55	GBP	37,262	48,699
United Kingdom Gilt	1.750%	7/22/57	GBP	52,515	39,867
United Kingdom Gilt	4.000%	1/22/60	GBP	55,084	70,654
United Kingdom Gilt	0.500%	10/22/61	GBP	67,029	30,267
United Kingdom Gilt	2.500%	7/22/65	GBP	56,244	52,199
United Kingdom Gilt	3.500%	7/22/68	GBP	41,734	49,332
United Kingdom Gilt	1.625%	10/22/71	GBP	72,836	51,481
United Kingdom Gilt	1.125%	10/22/73	GBP	29,639	16,547
					3,224,227
Total Sovereign Bonds (Cost $81,167,736)					62,446,350
109

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund (Cost $253,490)	3.117%	2,535,427	253,492
Total Investments (98.2%) (Cost $101,603,286)	78,276,492
Other Assets and Liabilities—Net (1.8%)	1,455,737
Net Assets (100.0%)	79,732,229
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $9,280,970,000, representing 11.6% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of the United Kingdom.
7	Securities with a value of $944,498,000 have been pledged as collateral for open forward currency contracts.
8	Securities with a value of $1,036,290,000 have been segregated as collateral for open forward currency contracts.
9	Securities with a value of $2,619,000 have been segregated as initial margin for open futures contracts.
10	Guaranteed by the Federal Republic of Germany.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year Japanese Government Bond	December 2022	23	23,012	95
Euro-Schatz	December 2022	3,322	351,064	(2,713)
Long Gilt	December 2022	62	7,262	(570)
				(3,188)
110

Total International Bond Index Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Euro-Buxl	December 2022	(11)	(1,568)	12
				(3,176)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Commonwealth Bank of Australia	11/2/22	AUD	75,000	USD	48,234	—	(258)
Commonwealth Bank of Australia	11/2/22	AUD	20,000	USD	12,534	260	—
State Street Bank & Trust Co.	11/2/22	AUD	15,000	USD	9,711	—	(115)
Royal Bank of Canada	12/2/22	CAD	38,344	USD	28,106	45	—
Toronto-Dominion Bank	11/2/22	CAD	37,000	USD	26,925	234	—
State Street Bank & Trust Co.	12/2/22	CAD	12,781	USD	9,372	12	—
Bank of America, N.A.	11/2/22	CHF	22,000	USD	22,410	—	(435)
Toronto-Dominion Bank	11/3/22	CLP	41,795,500	USD	43,582	701	—
UBS AG	11/3/22	CLP	33,720,592	USD	36,013	—	(284)
Credit Suisse International	11/3/22	CLP	27,556,543	USD	29,430	—	(233)
State Street Bank & Trust Co.	11/3/22	CLP	20,897,750	USD	22,161	—	(19)
State Street Bank & Trust Co.	11/3/22	CLP	20,897,750	USD	21,928	213	—
Toronto-Dominion Bank	11/3/22	CLP	11,159,399	USD	11,918	—	(94)
Bank of America, N.A.	11/3/22	CLP	11,154,467	USD	11,913	—	(94)
Standard Chartered Bank	11/2/22	CNY	4,367,314	USD	600,787	—	(2,339)
HSBC Bank plc	11/2/22	CNY	2,200,070	USD	302,124	—	(652)
HSBC Bank plc	12/2/22	CNY	437,256	USD	60,559	—	(533)
HSBC Bank plc	11/2/22	COP	332,772,923	USD	67,913	—	(547)
Toronto-Dominion Bank	11/2/22	COP	287,497,363	USD	58,639	—	(440)
UBS AG	11/2/22	COP	169,219,363	USD	34,772	—	(517)
State Street Bank & Trust Co.	11/2/22	COP	123,182,165	USD	24,860	77	—
State Street Bank & Trust Co.	11/2/22	COP	119,492,654	USD	24,796	—	(606)
Credit Agricole CIB	11/2/22	COP	100,678,342	USD	20,552	—	(171)
Citibank, N.A.	11/2/22	COP	56,000,000	USD	11,431	—	(95)
Bank of America, N.A.	12/5/22	COP	26,453,201	USD	5,377	—	(54)
Deutsche Bank AG	11/2/22	CZK	8,205,014	USD	332,884	—	(1,664)
Deutsche Bank AG	12/2/22	CZK	300,000	USD	12,092	—	(10)
Bank of America, N.A.	11/2/22	CZK	149,000	USD	5,924	91	—
JPMorgan Chase Bank, N.A.	12/2/22	CZK	122,566	USD	4,936	—	—
Barclays Bank plc	11/2/22	DKK	1,497,188	USD	200,226	—	(1,480)
111

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
UBS AG	11/2/22	DKK	147,000	USD	19,410	103	—
Bank of America, N.A.	11/2/22	EUR	4,950,000	USD	4,942,395	—	(49,892)
HSBC Bank plc	11/2/22	EUR	4,050,000	USD	4,060,800	—	(57,843)
Toronto-Dominion Bank	11/2/22	EUR	2,250,000	USD	2,251,170	—	(27,305)
Morgan Stanley Capital Services Inc.	11/2/22	EUR	2,250,000	USD	2,248,335	—	(24,470)
BNP Paribas	11/2/22	EUR	1,800,000	USD	1,797,352	—	(18,260)
State Street Bank & Trust Co.	11/2/22	EUR	900,000	USD	903,868	—	(14,321)
UBS AG	11/2/22	EUR	900,000	USD	902,866	—	(13,320)
Deutsche Bank AG	11/2/22	EUR	900,000	USD	902,490	—	(12,944)
Royal Bank of Canada	11/2/22	EUR	900,000	USD	900,000	—	(10,454)
Credit Agricole CIB	11/2/22	EUR	900,000	USD	888,607	941	—
State Street Bank & Trust Co.	11/2/22	EUR	900,000	USD	887,716	1,832	—
Credit Agricole CIB	11/2/22	EUR	450,000	USD	449,325	—	(4,552)
Citibank, N.A.	11/2/22	EUR	450,000	USD	447,750	—	(2,977)
Bank of America, N.A.	12/2/22	EUR	286,000	USD	283,512	—	(209)
UBS AG	11/2/22	EUR	30,000	USD	29,133	518	—
Bank of Montreal	11/2/22	EUR	5,000	USD	4,877	65	—
Royal Bank of Canada	11/2/22	GBP	13,000	USD	14,574	335	—
State Street Bank & Trust Co.	11/2/22	GBP	4,000	USD	4,468	119	—
Bank of America, N.A.	11/2/22	GBP	620	USD	693	19	—
Standard Chartered Bank	12/2/22	HKD	32,000	USD	4,079	—	—
Deutsche Bank AG	11/3/22	HUF	28,270,449	USD	68,099	78	—
Deutsche Bank AG	11/3/22	HUF	21,988,127	USD	53,501	—	(475)
JPMorgan Chase Bank, N.A.	12/2/22	HUF	2,442,376	USD	5,839	—	(2)
UBS AG	12/2/22	HUF	800,000	USD	1,916	—	(4)
Deutsche Bank AG	11/2/22	IDR	12,443,718,152	USD	797,312	464	—
Deutsche Bank AG	11/2/22	IDR	1,795,574,852	USD	115,140	—	(20)
BNP Paribas	11/2/22	ILS	452,480	USD	127,635	431	—
UBS AG	11/2/22	ILS	32,000	USD	9,019	38	—
JPMorgan Chase Bank, N.A.	12/2/22	ILS	7,000	USD	1,989	—	(4)
JPMorgan Chase Bank, N.A.	11/2/22	JPY	589,818,229	USD	4,011,834	—	(44,346)
Bank of America, N.A.	11/2/22	JPY	70,673,365	USD	474,860	534	—
UBS AG	11/2/22	JPY	60,000,000	USD	415,675	—	(12,077)
Bank of America, N.A.	11/2/22	JPY	55,937,123	USD	381,986	—	(5,718)
JPMorgan Chase Bank, N.A.	12/2/22	JPY	30,000,000	USD	202,610	—	(113)
State Street Bank & Trust Co.	11/2/22	JPY	28,043,000	USD	194,294	—	(5,659)
BNP Paribas	12/2/22	JPY	8,081,641	USD	54,537	13	—
HSBC Bank plc	11/2/22	KRW	1,042,161,710	USD	733,712	—	(2,104)
BNP Paribas	11/2/22	KRW	1,026,686,685	USD	722,503	—	(1,758)
Deutsche Bank AG	11/2/22	KRW	1,002,333,040	USD	706,100	—	(2,452)
112

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	11/2/22	KRW	497,847,135	USD	350,054	—	(561)
JPMorgan Chase Bank, N.A.	11/2/22	KRW	478,323,720	USD	336,326	—	(539)
JPMorgan Chase Bank, N.A.	11/2/22	KRW	407,632,120	USD	285,817	345	—
State Street Bank & Trust Co.	11/2/22	KRW	342,912,110	USD	241,913	—	(1,186)
HSBC Bank plc	11/2/22	KRW	327,519,980	USD	229,581	341	—
Morgan Stanley Capital Services Inc.	11/2/22	KRW	26,591,000	USD	18,697	—	(30)
Citibank, N.A.	12/2/22	KRW	16,805,749	USD	11,760	40	—
State Street Bank & Trust Co.	11/3/22	MXN	249,000	USD	12,316	245	—
BNP Paribas	11/2/22	MYR	1,352,080	USD	286,609	—	(622)
BNP Paribas	11/2/22	MYR	1,329,839	USD	281,210	74	—
Standard Chartered Bank	11/2/22	MYR	654,990	USD	138,505	36	—
Standard Chartered Bank	12/2/22	MYR	136,887	USD	29,008	—	(22)
State Street Bank & Trust Co.	11/2/22	NZD	9,000	USD	5,091	142	—
Toronto-Dominion Bank	11/3/22	PEN	369,316	USD	92,505	193	—
Citibank, N.A.	11/3/22	PEN	159,507	USD	39,978	59	—
Bank of America, N.A.	11/3/22	PEN	138,937	USD	34,822	51	—
Citibank, N.A.	11/3/22	PEN	111,293	USD	28,019	—	(85)
Toronto-Dominion Bank	11/3/22	PEN	111,293	USD	27,963	—	(29)
BNP Paribas	11/3/22	PLN	761,553	USD	160,469	—	(996)
HSBC Bank plc	11/3/22	PLN	761,553	USD	160,241	—	(769)
Bank of America, N.A.	11/3/22	PLN	75,000	USD	15,116	589	—
UBS AG	12/2/22	PLN	37,348	USD	7,816	—	(26)
State Street Bank & Trust Co.	12/2/22	PLN	17,348	USD	3,626	—	(7)
Barclays Bank plc	11/2/22	RON	496,000	USD	100,324	—	(521)
HSBC Bank plc	11/2/22	SEK	1,774,211	USD	161,373	—	(662)
Bank of America, N.A.	11/2/22	SEK	295,000	USD	26,870	—	(149)
State Street Bank & Trust Co.	12/2/22	SEK	100,000	USD	9,076	1	—
Bank of America, N.A.	11/2/22	SEK	77,000	USD	6,948	27	—
Morgan Stanley Capital Services Inc.	11/2/22	SGD	13,000	USD	9,063	121	—
BNP Paribas	11/2/22	THB	7,554,940	USD	200,242	—	(1,715)
Standard Chartered Bank	11/2/22	THB	6,952,663	USD	183,075	—	(375)
HSBC Bank plc	11/2/22	THB	4,295,930	USD	114,080	—	(1,193)
JPMorgan Chase Bank, N.A.	11/2/22	THB	3,407,340	USD	89,490	47	—
Commonwealth Bank of Australia	12/2/22	USD	1,696,068	AUD	2,650,128	—	(675)
Commonwealth Bank of Australia	11/2/22	USD	1,346,421	AUD	2,093,457	7,269	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	912,166	AUD	1,418,302	4,900	—
113

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/2/22	USD	865,963	AUD	1,353,077	—	(344)
UBS AG	11/2/22	USD	428,543	AUD	666,328	2,302	—
UBS AG	12/2/22	USD	295,751	AUD	462,115	—	(118)
State Street Bank & Trust Co.	11/2/22	USD	149,263	AUD	232,218	716	—
BNP Paribas	11/2/22	USD	58,426	AUD	90,849	311	—
Commonwealth Bank of Australia	11/2/22	USD	11,349	AUD	18,000	—	(165)
Bank of New York	11/2/22	USD	8,419	AUD	13,000	104	—
State Street Bank & Trust Co.	12/2/22	USD	5,120	AUD	8,000	—	(2)
Toronto-Dominion Bank	12/2/22	USD	2,142,536	CAD	2,922,334	—	(2,982)
Royal Bank of Canada	11/2/22	USD	1,888,635	CAD	2,590,613	—	(12,944)
Standard Chartered Bank	11/2/22	USD	1,227,368	CAD	1,685,419	—	(9,774)
Bank of New York	12/2/22	USD	1,042,967	CAD	1,424,250	—	(2,687)
HSBC Bank plc	11/2/22	USD	983,837	CAD	1,350,000	—	(7,099)
Standard Chartered Bank	12/2/22	USD	905,920	CAD	1,235,498	—	(1,158)
Royal Bank of Canada	12/2/22	USD	688,773	CAD	940,000	—	(1,356)
Toronto-Dominion Bank	11/2/22	USD	638,237	CAD	877,050	—	(5,541)
Morgan Stanley Capital Services Inc.	11/2/22	USD	359,864	CAD	494,000	—	(2,745)
Bank of America, N.A.	12/2/22	USD	344,109	CAD	470,000	—	(955)
State Street Bank & Trust Co.	11/2/22	USD	9,468	CAD	13,000	—	(74)
UBS AG	11/2/22	USD	939,078	CHF	920,722	19,407	—
UBS AG	12/2/22	USD	655,608	CHF	653,987	183	—
Morgan Stanley Capital Services Inc.	12/2/22	USD	292,910	CHF	292,449	—	(182)
Morgan Stanley Capital Services Inc.	11/2/22	USD	43,007	CHF	42,000	1,054	—
BNP Paribas	12/2/22	USD	11,816	CHF	11,786	3	—
Toronto-Dominion Bank	11/2/22	USD	9,167	CHF	9,000	178	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	7,344	CHF	7,326	2	—
Bank of New York	11/2/22	USD	5,067	CHF	5,000	73	—
State Street Bank & Trust Co.	11/2/22	USD	2,500	CHF	2,500	3	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	1,013	CHF	1,000	14	—
Toronto-Dominion Bank	11/3/22	USD	44,637	CLP	41,795,500	353	—
Toronto-Dominion Bank	12/5/22	USD	43,343	CLP	41,795,500	—	(673)
UBS AG	11/3/22	USD	34,002	CLP	33,720,592	—	(1,727)
Credit Suisse International	11/3/22	USD	28,605	CLP	27,556,543	—	(592)
State Street Bank & Trust Co.	12/5/22	USD	22,046	CLP	20,897,750	38	—
114

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/5/22	USD	21,815	CLP	20,897,750	—	(193)
Toronto-Dominion Bank	11/3/22	USD	11,231	CLP	11,159,399	—	(592)
Bank of America, N.A.	11/3/22	USD	11,249	CLP	11,154,467	—	(569)
HSBC Bank plc	11/2/22	USD	739,716	CNY	5,311,286	11,919	—
Standard Chartered Bank	12/2/22	USD	601,857	CNY	4,367,314	2,317	—
HSBC Bank plc	12/2/22	USD	302,665	CNY	2,200,070	641	—
Standard Chartered Bank	11/2/22	USD	239,004	CNY	1,693,354	6,966	—
State Street Bank & Trust Co.	11/2/22	USD	81,213	COP	371,307,403	6,047	—
HSBC Bank plc	11/2/22	USD	67,930	COP	332,772,923	565	—
HSBC Bank plc	12/5/22	USD	67,525	COP	332,772,923	573	—
Toronto-Dominion Bank	11/2/22	USD	61,485	COP	287,497,363	3,285	—
State Street Bank & Trust Co.	12/5/22	USD	49,516	COP	238,985,308	1,434	—
UBS AG	11/2/22	USD	37,059	COP	169,219,363	2,804	—
Toronto-Dominion Bank	12/5/22	USD	25,585	COP	126,274,037	180	—
State Street Bank & Trust Co.	12/5/22	USD	24,714	COP	123,182,165	—	(70)
Credit Agricole CIB	11/2/22	USD	22,095	COP	100,678,342	1,714	—
Citibank, N.A.	11/2/22	USD	12,377	COP	56,000,000	1,041	—
Deutsche Bank AG	12/2/22	USD	332,036	CZK	8,205,014	1,604	—
BNP Paribas	11/2/22	USD	138,367	CZK	3,477,007	—	(1,992)
Deutsche Bank AG	11/2/22	USD	135,896	CZK	3,477,007	—	(4,464)
State Street Bank & Trust Co.	11/2/22	USD	56,237	CZK	1,400,000	—	(278)
Barclays Bank plc	12/2/22	USD	400,918	DKK	2,994,376	2,479	—
UBS AG	11/2/22	USD	206,701	DKK	1,570,688	—	(1,801)
Deutsche Bank AG	11/2/22	USD	204,452	DKK	1,570,688	—	(4,050)
JPMorgan Chase Bank, N.A.	12/2/22	USD	5,125	DKK	38,520	—	—
State Street Bank & Trust Co.	11/2/22	USD	14,291,190	EUR	14,595,834	—	(135,109)
State Street Bank & Trust Co.	12/2/22	USD	10,404,456	EUR	10,509,200	—	(5,649)
Bank of America, N.A.	12/2/22	USD	7,434,180	EUR	7,450,000	54,429	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	6,954,660	EUR	7,200,000	—	(161,710)
Bank of America, N.A.	11/2/22	USD	4,722,027	EUR	4,862,000	—	(83,499)
HSBC Bank plc	11/2/22	USD	4,174,549	EUR	4,308,531	—	(83,935)
HSBC Bank plc	12/2/22	USD	4,069,442	EUR	4,050,000	57,631	—
UBS AG	11/2/22	USD	3,765,634	EUR	3,854,000	—	(43,600)
BNP Paribas	12/2/22	USD	3,287,699	EUR	3,300,000	18,816	—
Toronto-Dominion Bank	11/2/22	USD	3,137,483	EUR	3,202,501	—	(27,818)
Commonwealth Bank of Australia	11/2/22	USD	2,793,334	EUR	2,863,000	—	(36,411)
Toronto-Dominion Bank	12/2/22	USD	2,753,960	EUR	2,750,000	29,892	—
State Street Bank & Trust Co.	12/2/22	USD	2,387,574	EUR	2,391,538	18,585	—
115

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services Inc.	12/2/22	USD	2,253,080	EUR	2,250,000	24,297	—
UBS AG	12/2/22	USD	1,403,227	EUR	1,400,000	16,428	—
Toronto-Dominion Bank	12/2/22	USD	1,338,726	EUR	1,351,650	—	(179)
HSBC Bank plc	12/2/22	USD	1,080,827	EUR	1,091,250	—	(133)
JPMorgan Chase Bank, N.A.	12/2/22	USD	995,248	EUR	1,000,000	4,678	—
Bank of New York	12/2/22	USD	960,826	EUR	968,189	1,766	—
Deutsche Bank AG	12/2/22	USD	904,416	EUR	900,000	12,902	—
Royal Bank of Canada	12/2/22	USD	901,900	EUR	900,000	10,386	—
Credit Agricole CIB	12/2/22	USD	890,511	EUR	900,000	—	(1,003)
Deutsche Bank AG	11/2/22	USD	867,470	EUR	900,000	—	(22,076)
BNP Paribas	11/2/22	USD	865,499	EUR	881,734	—	(5,993)
BNP Paribas	12/2/22	USD	624,781	EUR	630,811	—	(82)
Bank of New York	11/2/22	USD	590,799	EUR	603,000	—	(5,197)
Morgan Stanley Capital Services Inc.	12/2/22	USD	495,152	EUR	500,000	—	(134)
Credit Agricole CIB	12/2/22	USD	450,272	EUR	450,000	4,515	—
Citibank, N.A.	12/2/22	USD	448,691	EUR	450,000	2,934	—
Bank of America, N.A.	12/2/22	USD	289,706	EUR	292,500	—	(37)
UBS AG	12/2/22	USD	57,770	EUR	58,332	—	(12)
UBS AG	11/2/22	USD	27,994	EUR	28,000	319	—
Commonwealth Bank of Australia	11/2/22	USD	2,471	EUR	2,500	—	—
Toronto-Dominion Bank	11/2/22	USD	2,734,769	GBP	2,448,320	—	(73,110)
HSBC Bank plc	11/2/22	USD	2,266,803	GBP	2,029,680	—	(60,954)
HSBC Bank plc	12/2/22	USD	2,312,751	GBP	2,007,077	8,920	—
Toronto-Dominion Bank	12/2/22	USD	1,568,172	GBP	1,360,914	6,041	—
UBS AG	12/2/22	USD	1,459,959	GBP	1,267,011	5,615	—
State Street Bank & Trust Co.	12/2/22	USD	151,536	GBP	131,631	443	—
State Street Bank & Trust Co.	11/2/22	USD	39,343	GBP	35,000	—	(797)
BNP Paribas	11/2/22	USD	38,182	GBP	34,000	—	(812)
JPMorgan Chase Bank, N.A.	11/2/22	USD	4,581	GBP	4,000	—	(7)
Morgan Stanley Capital Services Inc.	11/2/22	USD	3,312	GBP	3,000	—	(129)
HSBC Bank plc	11/2/22	USD	30,275	HKD	237,500	18	—
HSBC Bank plc	12/2/22	USD	30,275	HKD	237,500	1	—
BNP Paribas	11/3/22	USD	115,143	HUF	50,258,577	—	(6,060)
Deutsche Bank AG	12/2/22	USD	67,504	HUF	28,270,449	—	(55)
Deutsche Bank AG	12/2/22	USD	53,015	HUF	21,988,127	468	—
Deutsche Bank AG	12/2/22	USD	796,880	IDR	12,443,718,152	—	(432)
Deutsche Bank AG	11/2/22	USD	674,476	IDR	10,274,920,224	15,732	—
Standard Chartered Bank	11/2/22	USD	469,000	IDR	7,141,721,956	11,140	—
Deutsche Bank AG	12/2/22	USD	115,076	IDR	1,795,574,852	24	—
BNP Paribas	12/2/22	USD	256,104	ILS	904,960	—	(544)
116

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/22	USD	132,539	ILS	468,480	—	(55)
Barclays Bank plc	11/2/22	USD	108,273	ILS	384,154	—	(455)
Barclays Bank plc	11/2/22	USD	23,871	ILS	84,326	4	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	5,908,259	JPY	868,558,039	45,564	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	4,531,900	JPY	653,776,803	134,186	—
BNP Paribas	11/2/22	USD	2,780,630	JPY	401,044,586	82,952	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	1,961,126	JPY	290,765,052	—	(1,514)
Deutsche Bank AG	11/2/22	USD	1,966,661	JPY	283,519,090	59,534	—
BNP Paribas	12/2/22	USD	1,597,474	JPY	236,426,417	1,615	—
UBS AG	11/2/22	USD	1,451,375	JPY	209,169,649	44,369	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	1,436,891	JPY	206,744,635	46,197	—
Standard Chartered Bank	12/2/22	USD	1,105,204	JPY	163,729,013	47	—
Royal Bank of Canada	11/2/22	USD	1,097,774	JPY	158,471,891	31,792	—
Standard Chartered Bank	11/2/22	USD	1,085,504	JPY	156,700,662	31,437	—
Bank of America, N.A.	12/2/22	USD	966,722	JPY	143,364,840	—	(979)
HSBC Bank plc	12/2/22	USD	493,997	JPY	72,774,403	2,776	—
UBS AG	12/2/22	USD	492,584	JPY	72,713,457	1,774	—
UBS AG	12/2/22	USD	489,958	JPY	72,674,013	—	(586)
BNP Paribas	12/2/22	USD	489,984	JPY	72,663,015	—	(485)
Toronto-Dominion Bank	11/2/22	USD	473,013	JPY	68,221,054	14,115	—
Bank of America, N.A.	12/2/22	USD	244,076	JPY	35,937,123	1,503	—
HSBC Bank plc	11/2/22	USD	967,962	KRW	1,369,681,690	6,431	—
State Street Bank & Trust Co.	11/2/22	USD	522,184	KRW	745,915,540	—	(1,457)
Deutsche Bank AG	12/2/22	USD	505,304	KRW	716,624,500	2,097	—
Deutsche Bank AG	11/2/22	USD	503,885	KRW	716,624,500	808	—
BNP Paribas	12/2/22	USD	493,766	KRW	701,296,405	1,324	—
BNP Paribas	11/2/22	USD	493,106	KRW	701,296,405	789	—
State Street Bank & Trust Co.	12/2/22	USD	408,258	KRW	579,177,740	1,565	—
Standard Chartered Bank	11/2/22	USD	346,097	KRW	497,847,135	—	(3,396)
JPMorgan Chase Bank, N.A.	11/2/22	USD	332,809	KRW	478,323,720	—	(2,980)
JPMorgan Chase Bank, N.A.	11/2/22	USD	286,621	KRW	407,632,120	459	—
HSBC Bank plc	12/2/22	USD	236,410	KRW	334,843,590	1,286	—
HSBC Bank plc	12/2/22	USD	229,634	KRW	327,519,980	—	(347)
BNP Paribas	11/2/22	USD	228,027	KRW	325,390,280	—	(400)
JPMorgan Chase Bank, N.A.	12/2/22	USD	223,148	KRW	317,992,120	—	(143)
Deutsche Bank AG	11/2/22	USD	200,150	KRW	285,708,540	—	(421)
Morgan Stanley Capital Services Inc.	11/2/22	USD	18,456	KRW	26,591,000	—	(211)
State Street Bank & Trust Co.	12/2/22	USD	573,317	MXN	11,439,296	—	(527)
117

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	11/3/22	USD	560,744	MXN	11,333,297	—	(10,960)
State Street Bank & Trust Co.	11/3/22	USD	17,623	MXN	355,000	—	(285)
BNP Paribas	11/2/22	USD	567,282	MYR	2,620,098	13,087	—
BNP Paribas	12/2/22	USD	281,469	MYR	1,329,839	—	(130)
BNP Paribas	12/2/22	USD	271,824	MYR	1,282,380	275	—
Standard Chartered Bank	11/2/22	USD	154,479	MYR	716,810	2,862	—
Standard Chartered Bank	12/2/22	USD	138,631	MYR	654,990	—	(66)
BNP Paribas	12/2/22	USD	131,896	NOK	1,370,000	—	(20)
BNP Paribas	11/2/22	USD	125,745	NOK	1,370,000	—	(6,042)
BNP Paribas	12/2/22	USD	11,129	NOK	115,393	18	—
UBS AG	11/2/22	USD	10,684	NOK	115,393	—	(416)
Commonwealth Bank of Australia	12/2/22	USD	231,377	NZD	398,078	—	(187)
Commonwealth Bank of Australia	11/2/22	USD	182,136	NZD	322,024	—	(5,097)
JPMorgan Chase Bank, N.A.	12/2/22	USD	86,012	NZD	147,982	—	(70)
State Street Bank & Trust Co.	11/2/22	USD	81,215	NZD	143,568	—	(2,258)
JPMorgan Chase Bank, N.A.	11/2/22	USD	50,610	NZD	89,469	—	(1,409)
Toronto-Dominion Bank	11/3/22	USD	83,682	PEN	333,880	—	(123)
Citibank, N.A.	11/3/22	USD	67,860	PEN	270,800	—	(111)
Toronto-Dominion Bank	12/5/22	USD	55,498	PEN	222,587	—	(126)
Toronto-Dominion Bank	11/3/22	USD	37,116	PEN	146,729	287	—
Bank of America, N.A.	11/3/22	USD	35,226	PEN	138,937	353	—
Citibank, N.A.	12/5/22	USD	27,909	PEN	111,293	97	—
Toronto-Dominion Bank	12/5/22	USD	27,851	PEN	111,293	39	—
BNP Paribas	11/3/22	USD	301,094	PLN	1,510,906	—	(15,296)
BNP Paribas	12/2/22	USD	159,928	PLN	761,553	1,096	—
HSBC Bank plc	12/2/22	USD	159,692	PLN	761,553	860	—
Bank of New York	11/3/22	USD	17,432	PLN	87,000	—	(786)
State Street Bank & Trust Co.	11/3/22	USD	41	PLN	200	—	(1)
Barclays Bank plc	12/5/22	USD	99,984	RON	496,000	490	—
Barclays Bank plc	11/2/22	USD	94,099	RON	475,000	—	(1,478)
Morgan Stanley Capital Services Inc.	11/2/22	USD	4,132	RON	21,000	—	(93)
Toronto-Dominion Bank	12/2/22	USD	448,803	SEK	4,950,000	—	(500)
Toronto-Dominion Bank	11/2/22	USD	426,314	SEK	4,725,000	—	(1,682)
UBS AG	11/2/22	USD	369,274	SEK	4,145,422	—	(6,224)
HSBC Bank plc	12/2/22	USD	161,681	SEK	1,774,211	639	—
UBS AG	12/2/22	USD	161,681	SEK	1,774,211	639	—
UBS AG	12/2/22	USD	7,044	SEK	77,694	—	(8)
HSBC Bank plc	12/2/22	USD	467,687	SGD	661,307	439	—
BNP Paribas	11/2/22	USD	441,478	SGD	631,307	—	(4,492)
118

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/22	USD	29,955	SGD	43,000	—	(421)
Toronto-Dominion Bank	12/2/22	USD	7,565	SGD	10,703	2	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	204,998	THB	7,832,420	—	(820)
BNP Paribas	12/2/22	USD	200,729	THB	7,554,940	1,719	—
Standard Chartered Bank	12/2/22	USD	183,447	THB	6,952,663	302	—
BNP Paribas	11/2/22	USD	168,791	THB	6,408,337	395	—
Standard Chartered Bank	11/2/22	USD	106,829	THB	4,036,087	769	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	89,643	THB	3,407,340	—	(112)
HSBC Bank plc	12/2/22	USD	90,044	THB	3,380,930	984	—
HSBC Bank plc	11/2/22	USD	58,321	THB	2,173,500	1,206	—
Deutsche Bank AG	11/2/22	USD	46,677	THB	1,760,530	414	—
						935,489	(1,225,854)
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $138,150,000 and cash of $35,341,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
119

Total International Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $101,349,796)	78,023,000
Affiliated Issuers (Cost $253,490)	253,492
Total Investments in Securities	78,276,492
Investment in Vanguard	3,172
Foreign Currency, at Value (Cost $758,357)	700,910
Receivables for Investment Securities Sold	1,270,062
Receivables for Accrued Income	492,327
Receivables for Capital Shares Issued	19,967
Variation Margin Receivable—Futures Contracts	433
Unrealized Appreciation—Forward Currency Contracts	935,489
Other Assets	18,124
Total Assets	81,716,976
Liabilities
Payables for Investment Securities Purchased	732,151
Payables for Capital Shares Redeemed	21,891
Payables for Distributions	2,011
Payables to Vanguard	2,840
Unrealized Depreciation—Forward Currency Contracts	1,225,854
Total Liabilities	1,984,747
Net Assets	79,732,229
At October 31, 2022, net assets consisted of:

Paid-in Capital	91,015,530
Total Distributable Earnings (Loss)	(11,283,301)
Net Assets	79,732,229

Investor Shares—Net Assets
Applicable to 6,177,037 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	59,147
Net Asset Value Per Share—Investor Shares	$9.58

ETF Shares—Net Assets
Applicable to 935,426,799 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,751,288
Net Asset Value Per Share—ETF Shares	$47.84

Admiral Shares—Net Assets
Applicable to 1,250,463,088 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,932,598
Net Asset Value Per Share—Admiral Shares	$19.14

Institutional Shares—Net Assets
Applicable to 382,627,468 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,989,196
Net Asset Value Per Share—Institutional Shares	$28.72

See accompanying Notes, which are an integral part of the Financial Statements.
120

Total International Bond Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1,2]	977,922
Total Income	977,922
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,670
Management and Administrative— Investor Shares	11,110
Management and Administrative— ETF Shares	25,537
Management and Administrative— Admiral Shares	25,496
Management and Administrative— Institutional Shares	7,077
Marketing and Distribution— Investor Shares	889
Marketing and Distribution— ETF Shares	1,771
Marketing and Distribution— Admiral Shares	1,382
Marketing and Distribution— Institutional Shares	537
Custodian Fees	3,110
Auditing Fees	82
Shareholders’ Reports—Investor Shares	115
Shareholders’ Reports—ETF Shares	1,497
Shareholders’ Reports—Admiral Shares	445
Shareholders’ Reports—Institutional Shares	22
Trustees’ Fees and Expenses	36
Other Expenses	86
Total Expenses	82,862
Expenses Paid Indirectly	(7)
Net Expenses	82,855
Net Investment Income	895,067
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(4,268,215)
Futures Contracts	(10,276)
Forward Currency Contracts	17,350,201
Foreign Currencies	(475,864)
Realized Net Gain (Loss)	12,595,846
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(24,570,941)
Futures Contracts	(2,349)
Forward Currency Contracts	(639,164)
Foreign Currencies	66,579
Change in Unrealized Appreciation (Depreciation)	(25,145,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,654,962)

1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,701,000, ($235,000), $34,000, and ($18,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $24,876,000.
3	Includes ($723,511,000) of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	895,067	1,150,819
Realized Net Gain (Loss)	12,595,846	6,422,168
Change in Unrealized Appreciation (Depreciation)	(25,145,875)	(10,454,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,654,962)	(2,881,027)
Distributions
Investor Shares	(904,557)	(315,494)
ETF Shares	(1,726,038)	(411,957)
Admiral Shares	(1,069,575)	(427,771)
Institutional Shares	(473,513)	(240,342)
Total Distributions	(4,173,683)	(1,395,564)
Capital Share Transactions
Investor Shares	(28,476,384)	(894,692)
ETF Shares	7,014,128	12,638,785
Admiral Shares	(755,230)	(20,249,604)
Institutional Shares	478,429	(27,279,588)
Net Increase (Decrease) from Capital Share Transactions	(21,739,057)	(35,785,099)
Total Increase (Decrease)	(37,567,702)	(40,061,690)
Net Assets
Beginning of Period	117,299,931	157,361,621
End of Period	79,732,229	117,299,931

See accompanying Notes, which are an integral part of the Financial Statements.
121

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.32	$11.66	$11.68	$10.90	$10.96
Investment Operations
Net Investment Income[1]	.086	.092	.109	.121	.113
Net Realized and Unrealized Gain (Loss) on Investments	(1.417)	(.320)	.240	.988	.068
Total from Investment Operations	(1.331)	(.228)	.349	1.109	.181
Distributions
Dividends from Net Investment Income	(.336)	(.094)	(.369)	(.329)	(.241)
Distributions from Realized Capital Gains	(.073)	(.018)	—	—	—
Total Distributions	(.409)	(.112)	(.369)	(.329)	(.241)
Net Asset Value, End of Period	$9.58	$11.32	$11.66	$11.68	$10.90
Total Return[2]	-12.16%	-1.97%	3.09%	10.39%	1.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59	$30,174	$32,054	$30,053	$27,299
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.80%	0.95%	1.07%	1.03%
Portfolio Turnover Rate	27%[4]	25%[4]	31%[4]	26%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$56.56	$58.27	$58.34	$54.47	$54.75
Investment Operations
Net Investment Income[1]	.510	.492	.572	.630	.584
Net Realized and Unrealized Gain (Loss) on Investments	(7.150)	(1.603)	1.232	4.913	.356
Total from Investment Operations	(6.640)	(1.111)	1.804	5.543	.940
Distributions
Dividends from Net Investment Income	(1.713)	(.510)	(1.874)	(1.673)	(1.220)
Distributions from Realized Capital Gains	(.367)	(.089)	—	—	—
Total Distributions	(2.080)	(.599)	(1.874)	(1.673)	(1.220)
Net Asset Value, End of Period	$47.84	$56.56	$58.27	$58.34	$54.47
Total Return	-12.16%	-1.92%	3.20%	10.40%	1.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,751	$45,348	$33,941	$23,911	$12,092
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.86%	0.99%	1.12%	1.07%
Portfolio Turnover Rate	27%[3]	25%[3]	31%[3]	26%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
122

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.64	$23.32	$23.35	$21.79	$21.91
Investment Operations
Net Investment Income[1]	.195	.191	.223	.246	.230
Net Realized and Unrealized Gain (Loss) on Investments	(2.864)	(.644)	.489	1.976	.137
Total from Investment Operations	(2.669)	(.453)	.712	2.222	.367
Distributions
Dividends from Net Investment Income	(.684)	(.191)	(.742)	(.662)	(.487)
Distributions from Realized Capital Gains	(.147)	(.036)	—	—	—
Total Distributions	(.831)	(.227)	(.742)	(.662)	(.487)
Net Asset Value, End of Period	$19.14	$22.64	$23.32	$23.35	$21.79
Total Return[2]	-12.20%	-1.96%	3.15%	10.41%	1.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,933	$29,241	$50,818	$51,889	$43,550
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.94%	0.83%	0.97%	1.09%	1.05%
Portfolio Turnover Rate	27%[4]	25%[4]	31%[4]	26%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$33.97	$34.99	$35.03	$32.70	$32.88
Investment Operations
Net Investment Income[1]	.305	.310	.348	.382	.358
Net Realized and Unrealized Gain (Loss) on Investments	(4.297)	(.977)	.739	2.954	.206
Total from Investment Operations	(3.992)	(.667)	1.087	3.336	.564
Distributions
Dividends from Net Investment Income	(1.038)	(.299)	(1.127)	(1.006)	(.744)
Distributions from Realized Capital Gains	(.220)	(.054)	—	—	—
Total Distributions	(1.258)	(.353)	(1.127)	(1.006)	(.744)
Net Asset Value, End of Period	$28.72	$33.97	$34.99	$35.03	$32.70
Total Return	-12.17%	-1.92%	3.21%	10.42%	1.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,989	$12,538	$40,548	$34,596	$28,196
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.98%	0.89%	1.01%	1.13%	1.09%
Portfolio Turnover Rate	27%[3]	25%[3]	31%[3]	26%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
123

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through October 31, 2022.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Total International Bond Index Fund
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 159% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	57,596	(142,590)	(84,994)	124,529	—	—
Bank of Montreal	65	—	65	—	—	65
Bank of New York	1,943	(8,670)	(6,727)	11,055	—	—
Barclays Bank plc	2,973	(3,934)	(961)	2,557	—	—
BNP Paribas	122,918	(65,699)	57,219	—	20,620	36,599
Citibank, N.A.	4,171	(3,268)	903	—	740	163
Commonwealth Bank of Australia	7,529	(42,793)	(35,264)	58,054	—	—
Credit Agricole CIB	7,170	(5,726)	1,444	—	1,278	166
Credit Suisse International	—	(825)	(825)	—	—	—
Deutsche Bank AG	94,125	(49,063)	45,062	—	18,919	26,143
HSBC Bank plc	95,230	(216,771)	(121,541)	191,429	—	—
JPMorgan Chase Bank, N.A.	190,195	(52,879)	137,316	—	98,611	38,705
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Total International Bond Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Morgan Stanley Capital Services Inc.	71,669	(189,704)	(118,035)	184,608	—	—
Royal Bank of Canada	42,558	(24,754)	17,804	—	10,413	7,391
Standard Chartered Bank	55,876	(17,691)	38,185	—	22,910	15,275
State Street Bank & Trust Co.	31,472	(168,613)	(137,141)	251,264	—	—
Toronto-Dominion Bank	55,500	(152,154)	(96,654)	168,300	—	—
UBS AG	94,499	(80,720)	13,779	44,494	—	13,779
Exchange-Traded Futures Contracts	433	—	433	2,619	—	—
Total	935,922	(1,225,854)	(289,932)	1,038,909	173,491	138,286
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
126

Total International Bond Index Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $3,172,000, representing less than 0.01% of the fund’s net assets and 1.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total International Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	894	—	894
Asset-Backed/Commercial Mortgage-Backed Securities	—	664	—	664
Corporate Bonds	—	15,575,092	—	15,575,092
Sovereign Bonds	—	62,446,350	—	62,446,350
Temporary Cash Investments	253,492	—	—	253,492
Total	253,492	78,023,000	—	78,276,492
Derivative Financial Instruments
Assets
Futures Contracts[1]	107	—	—	107
Forward Currency Contracts	—	935,489	—	935,489
Total	107	935,489	—	935,596
Liabilities
Futures Contracts[1]	3,283	—	—	3,283
Forward Currency Contracts	—	1,225,854	—	1,225,854
Total	3,283	1,225,854	—	1,229,137
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	107	—	107
Unrealized Appreciation—Forward Currency Contracts	—	935,489	935,489
Total Assets	107	935,489	935,596

Unrealized Depreciation—Futures Contracts[1]	3,283	—	3,283
Unrealized Depreciation—Forward Currency Contracts	—	1,225,854	1,225,854
Total Liabilities	3,283	1,225,854	1,229,137
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(10,276)	—	(10,276)
Forward Currency Contracts	—	17,350,201	17,350,201
Realized Net Gain (Loss) on Derivatives	(10,276)	17,350,201	17,339,925
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,349)	—	(2,349)
Forward Currency Contracts	—	(639,164)	(639,164)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,349)	(639,164)	(641,513)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end,
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Total International Bond Index Fund
permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(82,450)
Total Distributable Earnings (Loss)	82,450
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	307,909
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,345,128)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(10,244,071)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	3,419,545	1,147,385
Long-Term Capital Gains	—	248,179
Total	3,419,545	1,395,564
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,436,700
Gross Unrealized Appreciation	13,649,284
Gross Unrealized Depreciation	(23,809,492)
Net Unrealized Appreciation (Depreciation)	(10,160,208)
G.	During the year ended October 31, 2022, the fund purchased $44,125,156,000 of investment securities and sold $51,822,853,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $418,000, respectively. Purchases and sales include $0 and $27,062,810,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $20,273,000 and sales were $5,283,000, resulting in net realized gain of $76,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
129

Total International Bond Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,939	1,334	2,674,201	228,999
Issued in Lieu of Cash Distributions	904,557	81,691	315,494	27,384
Redeemed	(29,395,880)	(2,741,979)	(3,884,387)	(339,539)
Net Increase (Decrease)—Investor Shares	(28,476,384)	(2,658,954)	(894,692)	(83,156)
ETF Shares
Issued	7,295,220	139,392	12,787,381	221,849
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(281,092)	(5,700)	(148,596)	(2,575)
Net Increase (Decrease)—ETF Shares	7,014,128	133,692	12,638,785	219,274
Admiral Shares
Issued	3,720,765	177,764	7,576,473	327,289
Issued in Lieu of Cash Distributions	998,753	45,929	408,933	17,736
Redeemed	(5,474,748)	(264,888)	(28,235,010)	(1,232,548)
Net Increase (Decrease)—Admiral Shares	(755,230)	(41,195)	(20,249,604)	(887,523)
Institutional Shares
Issued	2,725,020	86,584	6,785,466	195,333
Issued in Lieu of Cash Distributions	459,785	14,106	236,584	6,798
Redeemed	(2,706,376)	(87,134)	(34,301,638)	(991,835)
Net Increase (Decrease)—Institutional Shares	478,429	13,556	(27,279,588)	(789,704)
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
130

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
131

Tax information (unaudited)
The fund hereby designates $936,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $754,138,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 27.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $999,634,000 and foreign taxes paid of $26,032,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.
132

"Bloomberg®" and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total International Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total International Bond Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Total International Bond Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total International Bond Index Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total International Bond Index Fund customers, in connection with the administration, marketing or trading of the Total International Bond Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL INTERNATIONAL BOND INDEX FUND OR BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q12310 122022

Annual Report   |   October 31, 2022
Vanguard Total International Bond II Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. In this environment, Vanguard Total International Bond II Index Fund returned –12.30% for Investor Shares and –12.24% for Institutional Shares, roughly in line with the –12.08% return of its expense-free benchmark index.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Bond yields moved higher across much of the developed world during the fiscal year amid concerns about inflation and central bank tightening. In general, bonds in eastern Europe produced the worst results. Bonds in Great Britain and the European Union also lagged. Japanese issues, the largest in the benchmark by weight, held up somewhat better.
•	The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts helped performance for the period.
•	At the end of the 12-month period, the fund’s 30-day SEC yield—a proxy for its income-generating potential over 12 months—stood at 2.91% for Investor Shares and 2.97% for Institutional Shares.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$945.50	$0.64
Institutional Shares	1,000.00	945.50	0.34
Based on Hypothetical 5% Yearly Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total International Bond II Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 26, 2021, Through October 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Since Inception (2/26/2021)	Final Value of a $10,000 Investment
Total International Bond II Index Fund Investor Shares	-12.30%	-7.69%	$8,745
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-12.08	-7.50	8,774
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (2/17/2021)	Final Value of a $5,000,000 Investment
Total International Bond II Index Fund Institutional Shares	-12.24%	-8.10%	$4,330,777
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-12.08	-7.91	4,345,646
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.

Total International Bond II Index Fund
Fund Allocation
As of October 31, 2022
Japan	16.5%
France	11.8
Germany	11.1
Italy	7.3
Canada	6.8
United Kingdom	6.4
Spain	5.3
Supranational	4.2
Australia	3.7
United States	2.9
South Korea	2.8
Netherlands	2.8
Belgium	2.1
Switzerland	1.5
Sweden	1.4
Austria	1.4
China	1.2
Indonesia	1.2
Other	9.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond II Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,274)	5.625%	6/7/32	GBP	684	854
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $1,028)	5.952%	10/22/37	GBP	650	757
Corporate Bonds (19.8%)
Australia (0.5%)
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,457	2,076
	Ampol Ltd.	4.000%	4/17/25	AUD	6,920	4,308
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	4,024
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	890
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	552	611
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	4,091	3,625
	APT Pipelines Ltd.	0.750%	3/15/29	EUR	4,400	3,399
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	1,892	1,301
	APT Pipelines Ltd.	2.500%	3/15/36	GBP	4,924	3,505
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	570	359
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	1,455	1,379
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	19,081	17,986
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	7,000	4,376
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,590	1,468
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	990	541
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	1,906	1,868
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,231	1,986
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	390	236
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,390	803
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	14,200	7,189
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	200	154
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,750	1,770
	Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	7,821	7,556
	Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	2,457	2,421
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	6,766	4,253
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	4,400	3,641
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	2,457	2,419
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	6,818	6,434
	Bank of Queensland Ltd.	0.125%	6/4/24	EUR	18,890	17,864
	BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	3,345
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	7,847	7,584
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,801	2,286
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	6,455	5,710
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	7,316	7,072
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	200	193
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	1,880	1,165
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	200	143
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	890	461
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	640	306
	Commonwealth Bank of Australia	3.000%	1/11/24	AUD	8,700	5,470
	Commonwealth Bank of Australia	0.375%	4/11/24	EUR	5,960	5,687
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	13,235	11,896
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,324	3,567
	Commonwealth Bank of Australia	0.750%	2/28/28	EUR	7,000	6,104
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	4,913	4,211
	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	4,568	4,236
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,800	1,823
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,430	891
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,780	1,343
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	350	219
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,200	1,228

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,260	1,152
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,930	6,371
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	3,771	2,448
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	200	194
Glencore Finance Europe Ltd.	0.625%	9/11/24	EUR	6,000	5,544
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	2,592	2,412
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	1,476	1,511
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	96
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,100	3,598
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	1,906	1,722
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	1,190	641
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	2,070	1,162
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	1,020	512
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,480	1,530
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	510	275
Macquarie Bank Ltd.	1.700%	2/12/25	AUD	3,000	1,784
Macquarie Group Ltd.	1.250%	3/5/25	EUR	7,821	7,446
Macquarie Group Ltd.	0.350%	3/3/28	EUR	9,684	7,595
Macquarie Group Ltd.	4.080%	5/31/29	GBP	4,300	4,272
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,605	984
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,786	3,401
National Australia Bank Ltd.	2.900%	2/26/24	AUD	8,156	5,112
National Australia Bank Ltd.	5.000%	3/11/24	AUD	3,500	2,252
National Australia Bank Ltd.	0.250%	5/20/24	EUR	4,913	4,633
National Australia Bank Ltd.	0.300%	10/31/25	CHF	4,855	4,599
National Australia Bank Ltd.	3.000%	9/4/26	GBP	100	108
National Australia Bank Ltd.	0.875%	2/19/27	EUR	5,913	5,319
National Australia Bank Ltd.	2.900%	2/25/27	AUD	10,454	6,119
National Australia Bank Ltd.	0.010%	1/6/29	EUR	20,000	16,236
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,102	2,808
National Australia Bank Ltd.	1.699%	9/15/31	GBP	4,036	3,748
NBN Co. Ltd.	1.000%	12/3/25	AUD	1,000	568
NBN Co. Ltd.	2.150%	6/2/28	AUD	350	188
NBN Co. Ltd.	2.200%	12/16/30	AUD	8,520	4,116
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	760	393
Optus Finance Pty Ltd.	2.500%	7/1/30	AUD	10,200	5,186
Optus Finance Pty Ltd. Co.	1.600%	7/1/25	AUD	200	117
Optus Finance Pty Ltd. Co.	2.600%	11/24/28	AUD	500	271
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,501	1,838
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	200	225
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	2,635
Qantas Airways Ltd.	3.150%	9/27/28	AUD	4,440	2,372
Qantas Airways Ltd.	2.950%	11/27/29	AUD	5,260	2,604
Qantas Airways Ltd.	5.250%	9/9/30	AUD	6,470	3,674
Scentre Group Trust 1	2.250%	7/16/24	EUR	1,859	1,774
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,259	2,398
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	6,461	5,372
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	3,042	2,357
SGSP Australia Assets Pty Ltd.	1.843%	9/15/28	AUD	2,000	1,016
Stockland Trust	1.625%	4/27/26	EUR	5,615	4,900
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,400	876
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	600	361
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	5,590	5,144
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,110	678
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	2,737	2,374
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,457	2,023
Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	219	138
Toyota Finance Australia Ltd.	0.250%	4/9/24	EUR	1,000	952
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,369	6,848
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	1,455	1,386
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	787	552
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,461	3,912
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	740	369
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,510	948
University of Technology Sydney	3.750%	7/20/27	AUD	80	49
Vicinity Centres Trust	3.375%	4/7/26	GBP	669	696
Vicinity Centres Trust	1.125%	11/7/29	EUR	2,188	1,583
Wesfarmers Ltd.	0.954%	10/21/33	EUR	13,264	9,261
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	1,140	567

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	3.250%	11/16/23	AUD	300	190
	Westpac Banking Corp.	5.250%	11/21/23	AUD	1,800	1,161
	Westpac Banking Corp.	0.500%	12/4/23	EUR	10,202	9,848
	Westpac Banking Corp.	3.000%	4/24/24	AUD	400	250
	Westpac Banking Corp.	0.500%	5/17/24	EUR	1,228	1,171
	Westpac Banking Corp.	0.625%	11/22/24	EUR	2,457	2,295
	Westpac Banking Corp.	4.125%	6/4/26	AUD	1,500	934
	Westpac Banking Corp.	1.079%	4/5/27	EUR	8,079	7,308
	Westpac Banking Corp.	0.875%	4/17/27	EUR	100	87
	Westpac Banking Corp.	1.125%	9/5/27	EUR	5,410	4,770
	Westpac Banking Corp.	1.450%	7/17/28	EUR	382	332
	Westpac Banking Corp.	0.010%	9/22/28	EUR	22,080	18,047
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	2,497
	Westpac Banking Corp.	1.375%	5/17/32	EUR	4,913	4,074
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	12,020	6,522
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	18,700	14,543
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	5,660	2,915
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,270	786
						447,417
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	26,700	23,746
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	5,600	4,478
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	8,998
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	7,166
	Borealis AG	1.750%	12/10/25	EUR	75	71
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,300	1,225
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	4,572
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,400	6,756
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,000	7,041
	Erste Group Bank AG	0.250%	9/14/29	EUR	800	601
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,400	5,638
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.375%	6/25/24	EUR	5,500	5,174
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,308
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	20,800	18,763
	JAB Holdings BV	1.250%	5/22/24	EUR	13,000	12,278
	JAB Holdings BV	1.625%	4/30/25	EUR	4,000	3,708
	JAB Holdings BV	1.750%	6/25/26	EUR	6,900	6,216
	JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,272
	JAB Holdings BV	2.500%	6/25/29	EUR	5,900	4,959
	JAB Holdings BV	2.250%	12/19/39	EUR	11,200	6,614
	Mondi Finance plc	1.500%	4/15/24	EUR	5,612	5,337
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	5,852	5,580
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	4,876	4,946
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	878	888
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,464	1,387
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,413	3,460
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	38	37
	OMV AG	0.750%	12/4/23	EUR	1,219	1,172
	OMV AG	1.500%	4/9/24	EUR	7,000	6,757
	OMV AG	1.000%	12/14/26	EUR	1,683	1,516
	OMV AG	3.500%	9/27/27	EUR	1,500	1,493
	OMV AG	2.000%	4/9/28	EUR	3,500	3,213
	OMV AG	1.875%	12/4/28	EUR	1,073	965
	OMV AG	2.375%	4/9/32	EUR	7,317	6,318
	OMV AG	6.250%	12/29/49	EUR	1,610	1,616
	OMV AG	2.875%	Perpetual	EUR	4,700	3,652
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	3,200	2,839
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	5,500	5,295
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	1,500	1,153
	Raiffeisen Bank International AG	1.500%	3/12/30	EUR	1,700	1,327
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	4,500	3,376
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	100	94
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,260
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	20,500	18,745
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,325
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,100	5,260
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	100	95
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,054
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	2,500	2,306

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,500	2,459
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	200	188
UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,357
UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,400	1,361
UNIQA Insurance Group AG	6.000%	7/27/46	EUR	900	882
Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	200	195
					236,492
Belgium (0.3%)
AG Insurance SA	3.500%	6/30/47	EUR	1,300	1,141
Ageas SA NV	3.250%	7/2/49	EUR	5,200	4,302
Ageas SA NV	1.875%	11/24/51	EUR	3,000	2,091
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	4,696	2,740
Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	932	1,146
Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	2,194	2,161
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,455	6,040
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	100	96
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	12,089	10,920
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	8,362	7,461
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	8,913	8,265
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,166	10,224
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	439	373
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	10,142	8,521
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	4,913	4,476
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,501	2,322
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,459	2,740
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	12,755	10,812
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	5,876	4,965
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	11,198	10,129
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	742
Argenta Spaarbank NV	1.000%	2/6/24	EUR	11,200	10,693
Argenta Spaarbank NV	1.000%	10/13/26	EUR	6,900	5,981
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	2,518
Barry Callebaut Services NV	2.375%	5/24/24	EUR	1,725	1,671
Belfius Bank SA	1.750%	6/24/24	EUR	300	292
Belfius Bank SA	1.000%	10/26/24	EUR	5,000	4,706
Belfius Bank SA	0.750%	2/10/25	EUR	100	94
Belfius Bank SA	0.375%	9/2/25	EUR	5,000	4,467
Belfius Bank SA	0.010%	10/15/25	EUR	3,000	2,683
Belfius Bank SA	0.375%	2/13/26	EUR	3,000	2,631
Belfius Bank SA	3.125%	5/11/26	EUR	5,800	5,386
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,436
Belfius Bank SA	0.125%	2/8/28	EUR	8,700	7,111
Belgium ING SA	1.500%	5/19/29	EUR	5,800	5,207
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	200	185
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,424
Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	4,600	4,315
Cofinimmo SA	0.875%	12/2/30	EUR	1,800	1,229
Elia Group SA NV	1.500%	9/5/28	EUR	1,300	1,140
Elia Group SA NV	2.750%	12/31/49	EUR	1,600	1,512
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	7,100	6,562
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	100	96
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	100	93
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	2,800	2,220
Ethias SA	5.000%	1/14/26	EUR	4,400	4,146
Euroclear Bank SA	1.250%	9/30/24	GBP	200	214
Euroclear Bank SA	0.125%	7/7/25	EUR	13,040	11,844
Euroclear Investments SA	1.125%	12/7/26	EUR	3,000	2,709
Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	1,655
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	2,900	2,660
FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	1,400	1,146
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	2,600	2,431
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	4,800	3,607
FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	5,500	4,070
Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	2,000	1,893
Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	1,400	1,340
ING Belgium SA	0.625%	5/30/25	EUR	11,300	10,547
KBC Bank NV	0.750%	10/24/27	EUR	3,700	3,283
KBC Group NV	1.125%	1/25/24	EUR	9,600	9,199
KBC Group NV	1.500%	3/29/26	EUR	5,400	5,007

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	KBC Group NV	0.125%	9/10/26	EUR	3,000	2,643
	KBC Group NV	0.750%	1/21/28	EUR	14,600	12,339
	KBC Group NV	0.125%	1/14/29	EUR	17,000	13,377
	Proximus SADP	2.375%	4/4/24	EUR	1,600	1,565
	Solvay SA	2.750%	12/2/27	EUR	600	553
	Solvay SA	0.500%	9/6/29	EUR	4,000	2,951
	VGP NV	1.625%	1/17/27	EUR	100	71
	VGP NV	1.500%	4/8/29	EUR	3,100	1,817
	VGP NV	2.250%	1/17/30	EUR	1,700	953
						283,339
Canada (1.7%)
	407 International Inc.	3.350%	5/16/24	CAD	2,500	1,795
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,323	902
	407 International Inc.	2.430%	5/4/27	CAD	1,054	708
	407 International Inc.	3.140%	3/6/30	CAD	2,681	1,783
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,471	902
	407 International Inc.	3.430%	6/1/33	CAD	2,000	1,288
	407 International Inc.	5.750%	2/14/36	CAD	978	732
	407 International Inc.	4.450%	11/15/41	CAD	2,450	1,623
	407 International Inc.	4.190%	4/25/42	CAD	2,695	1,722
	407 International Inc.	3.650%	9/8/44	CAD	4,898	2,852
	407 International Inc.	3.300%	3/27/45	CAD	500	274
	407 International Inc.	3.830%	5/11/46	CAD	4,898	2,924
	407 International Inc.	3.600%	5/21/47	CAD	3,368	1,922
	407 International Inc.	3.720%	5/11/48	CAD	9	5
	407 International Inc.	3.670%	3/8/49	CAD	981	565
	407 International Inc.	2.840%	3/7/50	CAD	2,008	976
	407 International Inc.	3.980%	9/11/52	CAD	1,600	959
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,520	2,081
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,777	1,296
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,054	811
	Aeroports de Montreal	3.030%	4/21/50	CAD	4,078	2,085
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,106
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	2,463	1,729
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	924	636
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	981	655
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,486	3,529
	Alberta Powerline LP	4.065%	12/1/53	CAD	2,487	1,484
	Alberta Powerline LP	4.065%	3/1/54	CAD	801	479
	Alectra Inc.	2.488%	5/17/27	CAD	5,415	3,642
	Alectra Inc.	1.751%	2/11/31	CAD	900	529
	Alectra Inc.	3.958%	7/30/42	CAD	900	571
	Alectra Inc.	3.458%	4/12/49	CAD	1,193	683
	Algonquin Power Co.	4.090%	2/17/27	CAD	1,200	840
[3]	Algonquin Power Co.	4.090%	2/17/27	CAD	319	223
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,111	786
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,804	1,089
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	4,146	2,933
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	4,016	2,823
	Allied Properties REIT	3.636%	4/21/25	CAD	2,450	1,702
	Allied Properties REIT	1.726%	2/12/26	CAD	2,504	1,606
	Allied Properties REIT	3.113%	4/8/27	CAD	2,450	1,597
	Allied Properties REIT	3.394%	8/15/29	CAD	733	455
	Allied Properties REIT	3.117%	2/21/30	CAD	2,035	1,220
	Allied Properties REIT	3.095%	2/6/32	CAD	2,004	1,131
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	890	610
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,335	927
	AltaGas Ltd.	1.227%	3/18/24	CAD	1,129	783
	AltaGas Ltd.	3.840%	1/15/25	CAD	4,489	3,179
	AltaGas Ltd.	2.157%	6/10/25	CAD	1,100	743
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,475	1,013
	AltaGas Ltd.	2.075%	5/30/28	CAD	2,180	1,340
	AltaGas Ltd.	2.477%	11/30/30	CAD	500	292
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,515	883
	AltaGas Ltd.	4.990%	10/4/47	CAD	1,007	625
	AltaLink LP	3.668%	11/6/23	CAD	52	38
	AltaLink LP	3.399%	6/6/24	CAD	4,925	3,519
	AltaLink LP	4.872%	11/15/40	CAD	2,501	1,783
	AltaLink LP	4.462%	11/8/41	CAD	1,177	796

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AltaLink LP	3.990%	6/30/42	CAD	2,334	1,477
AltaLink LP	4.922%	9/17/43	CAD	1,471	1,056
AltaLink LP	4.054%	11/21/44	CAD	1,089	690
AltaLink LP	4.090%	6/30/45	CAD	1,537	977
AltaLink LP	3.717%	12/3/46	CAD	2,232	1,332
ARC Resources Ltd.	2.354%	3/10/26	CAD	2,400	1,602
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,147	1,353
Artis REIT	5.600%	4/29/25	CAD	800	566
Atco Ltd.	5.500%	11/1/78	CAD	501	344
Bank of Montreal	2.850%	3/6/24	CAD	10,548	7,511
Bank of Montreal	2.280%	7/29/24	CAD	7,012	4,904
Bank of Montreal	2.700%	9/11/24	CAD	6,912	4,875
Bank of Montreal	2.370%	2/3/25	CAD	5,877	4,059
Bank of Montreal	4.609%	9/10/25	CAD	2,450	1,784
Bank of Montreal	1.758%	3/10/26	CAD	4,015	2,642
Bank of Montreal	1.000%	4/5/26	EUR	13,440	12,395
Bank of Montreal	1.551%	5/28/26	CAD	4,813	3,121
Bank of Montreal	1.000%	9/9/26	GBP	1,700	1,637
Bank of Montreal	2.700%	12/9/26	CAD	4,898	3,310
Bank of Montreal	3.650%	4/1/27	CAD	7,764	5,350
Bank of Montreal	4.309%	6/1/27	CAD	8,767	6,205
Bank of Montreal	3.190%	3/1/28	CAD	9,461	6,412
Bank of Montreal	0.050%	6/8/29	EUR	14,819	11,934
Bank of Montreal	2.880%	9/17/29	CAD	2,650	1,846
Bank of Montreal	2.077%	6/17/30	CAD	5,616	3,751
Bank of Montreal	1.928%	7/22/31	CAD	6,087	3,878
Bank of Nova Scotia	0.250%	1/11/24	EUR	4,913	4,713
Bank of Nova Scotia	0.500%	4/30/24	EUR	5,000	4,719
Bank of Nova Scotia	2.290%	6/28/24	CAD	10,008	7,042
Bank of Nova Scotia	2.490%	9/23/24	CAD	11,267	7,876
Bank of Nova Scotia	1.950%	1/10/25	CAD	6,436	4,409
Bank of Nova Scotia	2.160%	2/3/25	CAD	5,388	3,702
Bank of Nova Scotia	0.010%	3/18/25	EUR	8,461	7,791
Bank of Nova Scotia	0.125%	9/4/26	EUR	4,062	3,453
Bank of Nova Scotia	1.850%	11/2/26	CAD	8,694	5,618
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,346	4,949
Bank of Nova Scotia	0.010%	1/14/27	EUR	4,913	4,270
Bank of Nova Scotia	2.950%	3/8/27	CAD	15,103	10,113
Bank of Nova Scotia	1.400%	11/1/27	CAD	7,771	4,764
Bank of Nova Scotia	0.010%	12/15/27	EUR	10,597	8,912
Bank of Nova Scotia	3.100%	2/2/28	CAD	8,723	5,895
Bank of Nova Scotia	3.890%	1/18/29	CAD	3,979	2,858
Bank of Nova Scotia	2.836%	7/3/29	CAD	7,124	4,987
Bank of Nova Scotia	3.934%	5/3/32	CAD	8,020	5,412
BCI QuadReal Realty	1.680%	3/3/25	CAD	981	671
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,686	2,150
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,428	2,384
bcIMC Realty Corp.	3.000%	3/31/27	CAD	3,574	2,395
Bell Telephone Co. of Canada or Bell Canada	2.700%	2/27/24	CAD	9,912	7,046
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	1,213	847
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	6,465	4,548
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,471	1,031
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,471	996
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	2,700	1,689
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	4,300	2,940
Bell Telephone Co. of Canada or Bell Canada	2.200%	5/29/28	CAD	2,600	1,636
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	3,771	2,573
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,450	1,557
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	5,316	3,225
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	5,300	3,271
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,450	2,046
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/37	CAD	400	300
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	3,114	1,963
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	3,137	1,853
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	3,066	1,833
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,543	3,253
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,194	1,774
Bridging North America GP	4.341%	8/31/53	CAD	1,133	634
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,746	1,910

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
British Columbia Ferry Services Inc.	4.289%	4/28/44	CAD	500	328
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	950	467
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	739	542
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	7,215	5,197
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	2,075	1,432
Brookfield Asset Management Inc.	5.950%	6/14/35	CAD	1,000	741
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	2,463	1,758
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,082	1,437
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	3,001	1,944
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,681	974
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	2,398	1,697
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	770	533
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,597	1,836
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,910	1,316
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,695	1,755
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,910	1,135
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	3,104	1,535
Bruce Power LP	3.000%	6/21/24	CAD	987	701
Bruce Power LP	3.969%	6/23/26	CAD	2,450	1,734
Bruce Power LP	2.680%	12/21/28	CAD	2,000	1,286
Bruce Power LP	4.010%	6/21/29	CAD	1,182	814
Bruce Power LP	4.000%	6/21/30	CAD	2,459	1,666
Bruce Power LP	4.132%	6/21/33	CAD	3,855	2,540
Bruce Power LP	4.746%	6/21/49	CAD	1,795	1,141
Calgary Airport Authority	3.199%	10/7/36	CAD	8,099	4,785
Calgary Airport Authority	3.341%	10/7/38	CAD	3,048	1,788
Cameco Corp.	4.190%	6/24/24	CAD	1,356	975
Cameco Corp.	2.950%	10/21/27	CAD	3,078	2,022
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	3,202	2,298
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	9,274	8,726
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	4,186	2,923
Canadian Imperial Bank of Commerce	2.750%	3/7/25	CAD	18,001	12,496
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	6,698	4,553
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	12,683	8,962
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	2,758	1,779
Canadian Imperial Bank of Commerce	1.875%	1/27/26	GBP	3,000	3,062
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,199	3,366
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	9,897	6,450
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	3,200	2,320
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	59,024	47,536
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	11,680	7,745
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	5,789	3,722
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	5,752	3,926
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,446	1,703
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,347	917
Canadian National Railway Co.	3.000%	2/8/29	CAD	2,000	1,334
Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,220
Canadian National Railway Co.	3.600%	8/1/47	CAD	4,892	2,794
Canadian National Railway Co.	3.600%	7/31/48	CAD	200	114
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,048	595
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,339	678
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	4,925	3,553
Canadian Natural Resources Ltd.	3.420%	12/1/26	CAD	1,700	1,185
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,464	1,619
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,069	666
Canadian Pacific Railway Co.	1.589%	11/24/23	CAD	5,184	3,669
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	1,535	998
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,516	2,971
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	858	698
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	3,613	1,771
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	425	321
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	984	681
Canadian Utilities Ltd.	4.851%	6/3/52	CAD	620	422
Canadian Western Bank	2.597%	9/6/24	CAD	1,971	1,374
Canadian Western Bank	2.606%	1/30/25	CAD	3,233	2,227
Canadian Western Bank	1.926%	4/16/26	CAD	2,140	1,394
Canadian Western Bank	5.146%	9/2/27	CAD	2,200	1,586
Canadian Western Bank	1.818%	12/16/27	CAD	2,504	1,539
Capital City Link General Partnership	4.386%	3/31/46	CAD	401	259

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Capital Power Corp.	4.284%	9/18/24	CAD	1,231	884
	Capital Power Corp.	4.986%	1/23/26	CAD	823	595
	Capital Power Corp.	4.424%	2/8/30	CAD	2,739	1,873
	Capital Power Corp.	3.147%	10/1/32	CAD	1,466	860
	CCL Industries Inc.	3.864%	4/13/28	CAD	795	543
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	3,002	2,089
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	5,290	3,615
	Central 1 Credit Union	2.584%	12/6/23	CAD	2,884	2,050
	Central 1 Credit Union	2.391%	6/30/31	CAD	2,104	1,357
	CGI Inc.	2.100%	9/18/28	CAD	6,939	4,307
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	491	344
	Choice Properties REIT	3.556%	9/9/24	CAD	1,986	1,406
	Choice Properties REIT	3.546%	1/10/25	CAD	3,918	2,753
	Choice Properties REIT	2.848%	5/21/27	CAD	3,409	2,227
	Choice Properties REIT	4.178%	3/8/28	CAD	2,450	1,673
	Choice Properties REIT	3.532%	6/11/29	CAD	3,477	2,246
	Choice Properties REIT	2.981%	3/4/30	CAD	2,504	1,534
	Choice Properties REIT	6.003%	6/24/32	CAD	1,600	1,179
	CI Financial Corp.	3.215%	7/22/24	CAD	2,512	1,766
	CI Financial Corp.	3.759%	5/26/25	CAD	1,471	1,021
	CI Financial Corp.	3.904%	9/27/27	CAD	1,706	1,126
	Clover LP	4.216%	3/31/34	CAD	430	301
	Clover LP	4.216%	6/30/34	CAD	635	447
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	2,104	1,257
	Concordia University	6.550%	9/2/42	CAD	1,471	1,283
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,960	1,823
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,502	1,031
	Crombie REIT	4.800%	1/31/25	CAD	2,000	1,432
	Crombie REIT	3.677%	8/26/26	CAD	1,471	999
	Crombie REIT	3.917%	6/21/27	CAD	883	598
	Crombie REIT	2.686%	3/31/28	CAD	858	537
	Crombie REIT	3.211%	10/9/30	CAD	319	191
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,162
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,547	989
	CSS FSCC Partnership	6.915%	7/31/42	CAD	7	6
	CT REIT	3.527%	6/9/25	CAD	2,254	1,568
	CT REIT	3.289%	6/1/26	CAD	2,000	1,355
	CT REIT	3.469%	6/16/27	CAD	654	437
	CT REIT	2.371%	1/6/31	CAD	981	554
	CU Inc.	4.543%	10/24/41	CAD	2,381	1,602
	CU Inc.	3.805%	9/10/42	CAD	4,199	2,544
	CU Inc.	4.722%	9/9/43	CAD	3,471	2,383
	CU Inc.	4.085%	9/2/44	CAD	3,245	2,028
	CU Inc.	3.964%	7/27/45	CAD	1,471	900
	CU Inc.	3.763%	11/19/46	CAD	1,535	904
	CU Inc.	3.548%	11/22/47	CAD	1,333	753
	CU Inc.	3.950%	11/23/48	CAD	2,177	1,324
	CU Inc.	2.963%	9/7/49	CAD	2,204	1,113
	CU Inc.	3.174%	9/5/51	CAD	1,677	863
	CU Inc.	3.857%	11/14/52	CAD	400	236
	CU Inc.	4.211%	10/29/55	CAD	7,346	4,550
	CU Inc.	4.593%	10/24/61	CAD	218	143
	Dollarama Inc.	3.550%	11/6/23	CAD	2,202	1,592
	Dollarama Inc.	1.871%	7/8/26	CAD	2,504	1,639
	Dollarama Inc.	1.505%	9/20/27	CAD	981	608
	Dollarama Inc.	2.443%	7/9/29	CAD	2,356	1,460
	Dream Industrial REIT	1.662%	12/22/25	CAD	4,504	2,912
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,305	1,442
	Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	198	152
	Enbridge Gas Inc.	3.150%	8/22/24	CAD	3,192	2,275
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,588	1,117
	Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,153	793
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	984	667
	Enbridge Gas Inc.	2.880%	11/22/27	CAD	1,700	1,146
	Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	953
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,450	1,587
	Enbridge Gas Inc.	2.350%	9/15/31	CAD	2,100	1,258
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	1,300	895
	Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	509

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,691	1,182
Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	132
Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,947	1,867
Enbridge Gas Inc.	4.000%	8/22/44	CAD	984	604
Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,471	868
Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,183	669
Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,305	1,285
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,671	839
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,628	1,495
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,323	935
Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,329	1,203
Enbridge Gas Inc.	4.550%	8/17/52	CAD	2,200	1,453
Enbridge Inc.	3.950%	11/19/24	CAD	1,479	1,057
Enbridge Inc.	2.440%	6/2/25	CAD	2,504	1,712
Enbridge Inc.	3.200%	6/8/27	CAD	7,088	4,755
Enbridge Inc.	2.990%	10/3/29	CAD	6,419	4,043
Enbridge Inc.	3.100%	9/21/33	CAD	5,010	2,903
Enbridge Inc.	4.240%	8/27/42	CAD	2,638	1,499
Enbridge Inc.	4.570%	3/11/44	CAD	3,299	1,947
Enbridge Inc.	4.870%	11/21/44	CAD	2,058	1,265
Enbridge Inc.	4.100%	9/21/51	CAD	1,603	851
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,571	1,798
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,155
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	3,931	2,621
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,207	1,333
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	992	594
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,744	1,629
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,452	1,357
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,621	1,482
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,849	1,014
Energir Inc.	2.100%	4/16/27	CAD	963	632
Energir Inc.	3.530%	5/16/47	CAD	1,227	703
Energir LP	3.040%	2/9/32	CAD	2,684	1,709
ENMAX Corp.	3.836%	6/5/28	CAD	1,054	712
ENMAX Corp.	3.876%	10/18/29	CAD	2,557	1,691
EPCOR Utilities Inc.	2.411%	6/30/31	CAD	1,500	918
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,463	990
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,429	1,953
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	1,035	630
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	528	274
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	924	458
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	953	508
EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,400	1,650
Equitable Bank	1.983%	5/9/24	CAD	240	166
Equitable Bank	1.939%	3/10/25	CAD	504	337
Equitable Bank	1.876%	11/26/25	CAD	981	638
Equitable Bank	3.362%	3/2/26	CAD	3,500	2,368
Fair Hydro Trust	3.357%	5/15/35	CAD	3,516	2,329
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	1,989	1,431
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,450	1,717
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	3,208	2,179
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,355	895
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	3,183	1,975
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	1,051	740
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	6,385	4,449
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	20,587	18,664
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	1,975	1,272
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	2,000	1,286
Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	4,700	3,325
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	4,495	3,061
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,559	2,276
Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	4,300	3,025
First Capital REIT	4.790%	8/30/24	CAD	2,456	1,754
First Capital REIT	4.323%	7/31/25	CAD	4,898	3,402
First Capital REIT	3.604%	5/6/26	CAD	1,700	1,137
First Capital REIT	3.456%	1/22/27	CAD	2,000	1,303
First Capital REIT	3.753%	7/12/27	CAD	1,422	928
First National Financial Corp.	2.961%	11/17/25	CAD	491	328
Fortis Inc.	2.180%	5/15/28	CAD	2,532	1,610

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fortis Inc.	4.431%	5/31/29	CAD	3,300	2,336
FortisAlberta Inc.	6.220%	10/31/34	CAD	18	14
FortisAlberta Inc.	4.850%	9/11/43	CAD	300	210
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,052	1,188
FortisAlberta Inc.	3.734%	9/18/48	CAD	900	526
FortisAlberta Inc.	2.632%	6/8/51	CAD	652	300
FortisBC Energy Inc.	6.500%	5/1/34	CAD	4,898	3,998
FortisBC Energy Inc.	6.050%	2/15/38	CAD	4,898	3,916
FortisBC Energy Inc.	2.820%	8/9/49	CAD	700	348
FortisBC Energy Inc.	2.540%	7/13/50	CAD	800	368
FortisBC Inc.	4.000%	10/28/44	CAD	1,029	622
Gibson Energy Inc.	2.450%	7/14/25	CAD	883	599
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,886	1,231
Gibson Energy Inc.	3.600%	9/17/29	CAD	1,747	1,129
Granite REIT Holdings LP	3.873%	11/30/23	CAD	2,388	1,720
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,051	693
Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,504	1,527
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,172	1,240
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,144	1,972
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,391	2,892
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	4,424	2,628
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	4,546	2,442
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	1,519	1,136
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,450	1,668
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	100	90
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	6,136	3,735
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	975	789
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	5,388	4,166
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	1,400	669
H&R REIT	3.369%	1/30/24	CAD	747	530
H&R REIT	2.906%	6/2/26	CAD	2,450	1,618
H&R REIT	2.633%	2/19/27	CAD	1,452	932
Halifax International Airport Authority	5.503%	7/19/41	CAD	52	38
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	2,016	1,420
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,111	1,482
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,815	1,172
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,706	1,097
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,047	1,258
Hospital for Sick Children	5.217%	12/16/49	CAD	850	663
Hospital for Sick Children	3.416%	12/7/57	CAD	1,381	779
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,209	1,621
HSBC Bank Canada	3.403%	3/24/25	CAD	5,608	3,948
HSBC Bank Canada	1.782%	5/20/26	CAD	5,989	3,911
HSBC Bank Canada	0.010%	9/14/26	EUR	1,300	1,144
HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	9,411
Hydro One Inc.	2.540%	4/5/24	CAD	1,159	824
Hydro One Inc.	1.760%	2/28/25	CAD	1,000	686
Hydro One Inc.	2.970%	6/26/25	CAD	62	44
Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,320
Hydro One Inc.	3.020%	4/5/29	CAD	4,461	2,993
Hydro One Inc.	2.160%	2/28/30	CAD	1,500	933
Hydro One Inc.	7.350%	6/3/30	CAD	981	824
Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,111
Hydro One Inc.	2.230%	9/17/31	CAD	1,854	1,114
Hydro One Inc.	6.930%	6/1/32	CAD	557	466
Hydro One Inc.	5.360%	5/20/36	CAD	491	365
Hydro One Inc.	4.890%	3/13/37	CAD	2,450	1,739
Hydro One Inc.	5.490%	7/16/40	CAD	1,727	1,312
Hydro One Inc.	4.390%	9/26/41	CAD	2,505	1,665
Hydro One Inc.	4.590%	10/9/43	CAD	2,695	1,821
Hydro One Inc.	4.170%	6/6/44	CAD	2,600	1,661
Hydro One Inc.	3.910%	2/23/46	CAD	1,567	953
Hydro One Inc.	5.000%	10/19/46	CAD	981	703
Hydro One Inc.	3.720%	11/18/47	CAD	1,907	1,119
Hydro One Inc.	3.630%	6/25/49	CAD	4,467	2,594
Hydro One Inc.	2.710%	2/28/50	CAD	1,877	896
Hydro One Inc.	3.640%	4/5/50	CAD	1,802	1,048
Hydro One Inc.	3.100%	9/15/51	CAD	2,530	1,300
Hydro One Inc.	4.000%	12/22/51	CAD	1,077	664

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hydro One Inc.	3.790%	7/31/62	CAD	981	550
Hydro One Ltd.	1.410%	10/15/27	CAD	5,541	3,484
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,029	623
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,604	2,325
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	926	610
iA Financial Corp Inc.	3.187%	2/25/32	CAD	1,700	1,129
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,471	981
IGM Financial Inc.	3.440%	1/26/27	CAD	2,514	1,715
IGM Financial Inc.	4.560%	1/25/47	CAD	1,041	660
IGM Financial Inc.	4.115%	12/9/47	CAD	2,981	1,756
IGM Financial Inc.	4.174%	7/13/48	CAD	600	357
IGM Financial Inc.	4.206%	3/21/50	CAD	687	411
Independent Order of Foresters	2.885%	10/15/35	CAD	557	330
InPower BC General Partnership	4.471%	3/31/33	CAD	1,702	1,201
Intact Financial Corp.	1.207%	5/21/24	CAD	359	248
Intact Financial Corp.	3.770%	3/2/26	CAD	1,165	817
Intact Financial Corp.	2.850%	6/7/27	CAD	2,196	1,466
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	949
Intact Financial Corp.	1.928%	12/16/30	CAD	3,624	2,091
Intact Financial Corp.	6.400%	11/23/39	CAD	25	20
Intact Financial Corp.	5.160%	6/16/42	CAD	1,460	1,021
Intact Financial Corp.	2.954%	12/16/50	CAD	1,946	925
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	23	17
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	1,350	952
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	812	565
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,225	825
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	4,814	3,320
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,782	1,733
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,240	1,599
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,943	1,076
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	1,053	606
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	2,512	1,755
Keyera Corp.	3.934%	6/21/28	CAD	1,679	1,132
Keyera Corp.	3.959%	5/29/30	CAD	1,378	895
Keyera Corp.	5.022%	3/28/32	CAD	1,812	1,233
Laurentian Bank of Canada	1.950%	3/17/25	CAD	2,000	1,349
Laurentian Bank of Canada	4.600%	9/2/25	CAD	2,000	1,427
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,631	2,591
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	6,067	3,659
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	3,700	2,647
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,228	903
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	300	210
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	1,054	757
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	3,241	2,007
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,557	1,869
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	277	198
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	800	508
Manulife Bank of Canada	2.378%	11/19/24	CAD	1,429	992
Manulife Bank of Canada	1.337%	2/26/26	CAD	4,329	2,810
Manulife Bank of Canada	1.536%	9/14/26	CAD	1,504	964
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,782	1,859
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,857	1,239
Manulife Financial Corp.	3.049%	8/20/29	CAD	2,450	1,717
Manulife Financial Corp.	2.237%	5/12/30	CAD	6,577	4,434
Manulife Financial Corp.	2.818%	5/13/35	CAD	5,296	3,190
McGill University	6.150%	9/22/42	CAD	16	14
McGill University	3.975%	1/29/56	CAD	39	24
McGill University Health Centre	5.360%	12/31/43	CAD	306	240
Metro Inc.	3.390%	12/6/27	CAD	5,198	3,542
Metro Inc.	5.970%	10/15/35	CAD	2,473	1,849
Metro Inc.	4.270%	12/4/47	CAD	3,283	1,957
Metro Inc.	3.413%	2/28/50	CAD	1,681	846
Mountain View Partners GP	3.974%	3/31/51	CAD	30	18
National Bank of Canada	0.375%	1/15/24	EUR	2,457	2,359
National Bank of Canada	2.983%	3/4/24	CAD	8,045	5,736
National Bank of Canada	2.545%	7/12/24	CAD	4,531	3,185
National Bank of Canada	2.580%	2/3/25	CAD	3,282	2,274
National Bank of Canada	0.750%	3/13/25	EUR	4,461	4,188
National Bank of Canada	1.534%	6/15/26	CAD	2,799	1,812

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Bank of Canada	1.573%	8/18/26	CAD	3,200	2,125
	National Bank of Canada	2.237%	11/4/26	CAD	3,033	1,987
	National Bank of Canada	5.426%	8/16/32	CAD	3,700	2,648
	NAV Canada	0.555%	2/9/24	CAD	443	309
	NAV Canada	0.937%	2/9/26	CAD	1,700	1,111
	NAV Canada	2.063%	5/29/30	CAD	2,106	1,298
	NAV Canada	3.534%	2/23/46	CAD	491	289
	NAV Canada	3.293%	3/30/48	CAD	3,428	1,900
	NAV Canada	2.924%	9/29/51	CAD	1,650	832
	Nissan Canada Inc.	1.626%	3/18/24	CAD	2,881	1,985
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,221	2,745
	North Battleford Power LP	4.958%	12/31/32	CAD	1,882	1,367
	North West Redwater Partnership / NWR Financing Co. Ltd.	1.200%	12/1/23	CAD	2,500	1,760
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	1,054	750
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	982	679
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,705	1,113
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,730	2,501
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,426	1,707
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,899	3,021
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,695	1,802
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,807	1,744
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	2,271	1,556
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,706	1,094
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	2,150	1,229
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,828	1,692
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,756	1,535
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	790	506
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,394	900
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,040	1,255
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,147	1,302
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,876	1,788
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	897	552
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	2,107	1,548
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	400	244
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,621	1,032
	Nova Scotia Power Inc.	3.612%	5/1/45	CAD	500	276
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	2,429	1,299
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,054	533
	OMERS Realty Corp.	2.858%	2/23/24	CAD	2,456	1,751
	OMERS Realty Corp.	3.328%	11/12/24	CAD	520	369
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,563	2,506
	OMERS Realty Corp.	3.244%	10/4/27	CAD	3,312	2,165
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,204	1,476
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,900	1,230
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	2,905	1,999
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	3,918	2,566
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	4,939	3,248
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	2,939	1,717
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	700	434
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	1,277	709
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,743	842
	OPB Finance Trust	3.890%	7/4/42	CAD	1,000	644
	Original Wempi Inc.	4.056%	2/13/24	CAD	602	428
	Original Wempi Inc.	4.309%	2/13/24	CAD	926	653
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	667	423
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	3,940	2,808
	Pembina Pipeline Corp.	3.540%	2/3/25	CAD	1,500	1,058
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,380	1,647
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,475	1,032
	Pembina Pipeline Corp.	4.020%	3/27/28	CAD	2,254	1,542
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,071	1,364
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,624	2,305
	Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,000	1,242
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,475	885
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,720	1,635
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	2,577	1,515
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,811	1,645
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,244	1,833
	Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,572	904

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	2,406	1,335
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,303	938
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	2,497	1,974
Power Corp. of Canada	4.455%	7/27/48	CAD	1,664	1,047
Power Financial Corp.	6.900%	3/11/33	CAD	615	495
Reliance LP	3.836%	3/15/25	CAD	2,000	1,402
Reliance LP	3.750%	3/15/26	CAD	964	663
Reliance LP	2.680%	12/1/27	CAD	2,187	1,387
Reliance LP	2.670%	8/1/28	CAD	1,704	1,056
RioCan REIT	3.287%	2/12/24	CAD	1,912	1,357
RioCan REIT	2.576%	2/12/25	CAD	2,107	1,437
RioCan REIT	1.974%	6/15/26	CAD	1,471	941
RioCan REIT	2.361%	3/10/27	CAD	1,583	999
RioCan REIT	2.829%	11/8/28	CAD	1,776	1,092
RioCan REIT	4.628%	5/1/29	CAD	1,200	809
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,088	2,945
Rogers Communications Inc.	3.100%	4/15/25	CAD	2,561	1,781
Rogers Communications Inc.	3.650%	3/31/27	CAD	6,092	4,168
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,938	2,650
Rogers Communications Inc.	3.250%	5/1/29	CAD	5,206	3,357
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,838	3,209
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,891	1,436
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,650	2,613
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,698	1,275
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,780	2,423
Royal Bank of Canada	2.333%	12/5/23	CAD	7,622	5,442
Royal Bank of Canada	0.250%	1/29/24	EUR	5,365	5,143
Royal Bank of Canada	2.352%	7/2/24	CAD	8,796	6,174
Royal Bank of Canada	0.125%	7/23/24	EUR	9,455	8,806
Royal Bank of Canada	2.609%	11/1/24	CAD	9,498	6,636
Royal Bank of Canada	1.375%	12/9/24	GBP	1,555	1,646
Royal Bank of Canada	0.125%	3/25/25	EUR	35,000	32,333
Royal Bank of Canada	1.936%	5/1/25	CAD	5,424	3,683
Royal Bank of Canada	3.369%	9/29/25	CAD	15,050	10,510
Royal Bank of Canada	1.589%	5/4/26	CAD	5,570	3,625
Royal Bank of Canada	0.050%	6/19/26	EUR	8,272	7,332
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	4,845
Royal Bank of Canada	0.010%	1/21/27	EUR	7,369	6,402
Royal Bank of Canada	2.328%	1/28/27	CAD	8,698	5,693
Royal Bank of Canada	0.125%	4/26/27	EUR	7,500	6,494
Royal Bank of Canada	3.625%	6/14/27	GBP	3,000	3,129
Royal Bank of Canada	4.612%	7/26/27	CAD	8,100	5,802
Royal Bank of Canada	1.833%	7/31/28	CAD	5,242	3,216
Royal Bank of Canada	2.125%	4/26/29	EUR	5,400	4,686
Royal Bank of Canada	2.740%	7/25/29	CAD	4,898	3,420
Royal Bank of Canada	2.880%	12/23/29	CAD	6,150	4,251
Royal Bank of Canada	2.088%	6/30/30	CAD	4,928	3,288
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	6,790
Royal Bank of Canada	2.140%	11/3/31	CAD	6,985	4,442
Royal Bank of Canada	2.940%	5/3/32	CAD	3,640	2,357
Royal Bank of Canada	1.670%	1/28/33	CAD	5,033	2,993
Sagen MI Canada Inc.	4.242%	4/1/24	CAD	506	364
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	908	588
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	700	419
Saputo Inc.	2.876%	11/19/24	CAD	158	111
Saputo Inc.	3.603%	8/14/25	CAD	3,480	2,440
Saputo Inc.	1.415%	6/19/26	CAD	981	628
Saputo Inc.	2.242%	6/16/27	CAD	2,610	1,681
Saputo Inc.	2.297%	6/22/28	CAD	1,600	1,005
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,933	1,443
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	1,017	714
Shaw Communications Inc.	4.350%	1/31/24	CAD	4,925	3,562
Shaw Communications Inc.	3.800%	3/1/27	CAD	2,800	1,922
Shaw Communications Inc.	4.400%	11/2/28	CAD	64	44
Shaw Communications Inc.	3.300%	12/10/29	CAD	2,700	1,714
Shaw Communications Inc.	2.900%	12/9/30	CAD	2,463	1,480
Shaw Communications Inc.	6.750%	11/9/39	CAD	5,507	4,176
Shaw Communications Inc.	4.250%	12/9/49	CAD	1,714	912
SmartCentres REIT	3.444%	8/28/26	CAD	107	72

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,307
SmartCentres REIT	3.834%	12/21/27	CAD	2,450	1,627
SmartCentres REIT	2.307%	12/18/28	CAD	1,274	758
SmartCentres REIT	3.526%	12/20/29	CAD	3,184	1,988
SmartCentres REIT	3.648%	12/11/30	CAD	981	602
SSL Finance Inc.	4.099%	10/31/45	CAD	1,373	869
Stantec Inc.	2.048%	10/8/27	CAD	1,200	758
Summit Industrial Income REIT	2.150%	9/17/25	CAD	637	422
Summit Industrial Income REIT	1.820%	4/1/26	CAD	529	340
Summit Industrial Income REIT	2.250%	1/12/27	CAD	1,000	639
Summit Industrial Income REIT	2.440%	7/14/28	CAD	2,504	1,544
Sun Life Financial Inc.	2.380%	8/13/29	CAD	2,655	1,839
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,500	1,620
Sun Life Financial Inc.	2.580%	5/10/32	CAD	3,495	2,238
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,481	2,799
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,100	2,152
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,877	3,311
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,377	1,642
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,113	651
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,948	1,043
TELUS Corp.	3.350%	4/1/24	CAD	5,270	3,777
TELUS Corp.	3.750%	1/17/25	CAD	2,186	1,554
TELUS Corp.	3.750%	3/10/26	CAD	3,376	2,367
TELUS Corp.	2.750%	7/8/26	CAD	1,300	877
TELUS Corp.	2.350%	1/27/28	CAD	2,939	1,875
TELUS Corp.	3.625%	3/1/28	CAD	4,701	3,192
TELUS Corp.	3.300%	5/2/29	CAD	3,707	2,423
TELUS Corp.	5.000%	9/13/29	CAD	1,500	1,079
TELUS Corp.	3.150%	2/19/30	CAD	3,100	1,974
TELUS Corp.	2.050%	10/7/30	CAD	1,104	636
TELUS Corp.	2.850%	11/13/31	CAD	3,100	1,852
TELUS Corp.	5.250%	11/15/32	CAD	4,600	3,298
TELUS Corp.	4.400%	4/1/43	CAD	1,165	689
TELUS Corp.	4.850%	4/5/44	CAD	4,530	2,821
TELUS Corp.	4.750%	1/17/45	CAD	1,727	1,064
TELUS Corp.	4.400%	1/29/46	CAD	2,141	1,247
TELUS Corp.	4.700%	3/6/48	CAD	2,293	1,389
TELUS Corp.	3.950%	2/16/50	CAD	4,290	2,269
TELUS Corp.	4.100%	4/5/51	CAD	2,272	1,237
TELUS Corp.	5.650%	9/13/52	CAD	2,700	1,886
Teranet Holdings LP	3.544%	6/11/25	CAD	4,101	2,863
Teranet Holdings LP	5.754%	12/17/40	CAD	1,663	1,131
Teranet Holdings LP	6.100%	6/17/41	CAD	702	493
Thomson Reuters Corp.	2.239%	5/14/25	CAD	9,342	6,394
TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	967
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,077	749
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,695	1,837
Toronto Hydro Corp.	2.430%	12/11/29	CAD	2,939	1,889
Toronto Hydro Corp.	5.540%	5/21/40	CAD	652	506
Toronto Hydro Corp.	3.550%	7/28/45	CAD	684	402
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,497	1,435
Toronto Hydro Corp.	2.990%	12/10/49	CAD	815	422
Toronto Hydro Corp.	3.270%	10/18/51	CAD	1,103	602
Toronto-Dominion Bank	0.000%	2/9/24	EUR	13,977	13,344
Toronto-Dominion Bank	2.850%	3/8/24	CAD	8,080	5,754
Toronto-Dominion Bank	0.500%	4/3/24	EUR	6,367	6,090
Toronto-Dominion Bank	2.050%	7/10/24	AUD	2,480	1,509
Toronto-Dominion Bank	3.226%	7/24/24	CAD	16,690	11,912
Toronto-Dominion Bank	2.496%	12/2/24	CAD	11,640	8,097
Toronto-Dominion Bank	1.943%	3/13/25	CAD	5,820	3,966
Toronto-Dominion Bank	0.625%	6/6/25	EUR	6,818	6,342
Toronto-Dominion Bank	2.667%	9/9/25	CAD	9,369	6,420
Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,093	3,307
Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,620	3,672
Toronto-Dominion Bank	0.500%	1/18/27	EUR	4,300	3,648
Toronto-Dominion Bank	2.875%	4/5/27	GBP	200	203
Toronto-Dominion Bank	4.210%	6/1/27	CAD	10,396	7,327
Toronto-Dominion Bank	0.100%	7/19/27	EUR	9,681	8,313
Toronto-Dominion Bank	1.888%	3/8/28	CAD	13,957	8,686

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	4,301	2,638
	Toronto-Dominion Bank	3.224%	7/25/29	CAD	5,155	3,629
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,400	18,766
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	12,214	8,410
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	4,130	2,944
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	9,700	6,373
	Toyota Credit Canada Inc.	2.640%	3/27/24	CAD	1,600	1,135
	Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	2,592	1,783
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	2,884	2,005
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,458	1,685
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,000	1,375
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	1,770	1,144
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	592	383
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	3,849	2,688
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	9,440	6,523
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,575	1,719
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,211	1,682
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,275	2,083
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	2,949	1,797
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	4,205	3,029
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	24	21
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,929	2,364
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,841	2,194
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	4,004	2,265
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,991	2,746
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	4,040	2,269
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,200	858
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	635	381
	University of Ottawa	2.635%	2/13/60	CAD	1,811	804
	University of Toronto	5.841%	12/15/43	CAD	34	28
	University of Toronto	4.251%	12/7/51	CAD	1,225	806
	University of Western Ontario	4.798%	5/24/47	CAD	47	34
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,346	5,918
	Vancouver Airport Authority	3.857%	11/10/45	CAD	626	385
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,026	518
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,678	828
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	3,300	2,342
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,828	1,281
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,385	877
	WSP Global Inc.	2.408%	4/19/28	CAD	2,079	1,321
	York University	6.480%	3/7/42	CAD	846	731
						1,554,740
China (0.0%)
	Bank of China Ltd.	0.000%	4/28/24	EUR	3,200	3,015
	China Construction Bank Europe SA	0.000%	6/28/24	EUR	270	253
	Industrial & Commercial Bank of China Ltd.	0.125%	10/28/24	EUR	4,960	4,604
	Prosus NV	1.539%	8/3/28	EUR	796	583
[3]	Prosus NV	1.288%	7/13/29	EUR	1,884	1,282
	Prosus NV	2.031%	8/3/32	EUR	4,015	2,474
[3]	Prosus NV	1.985%	7/13/33	EUR	2,786	1,647
	Prosus NV	2.778%	1/19/34	EUR	6,400	4,091
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,112	1,009
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,459	3,222
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	13,455	11,710
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,415	2,819
						36,709
Czech Republic (0.0%)
	CEZ A/S	4.875%	4/16/25	EUR	6,091	6,160
	CEZ A/S	3.000%	6/5/28	EUR	6,141	5,425
	CPI Property Group SA	1.625%	4/23/27	EUR	6,094	4,038
	CPI Property Group SA	2.750%	1/22/28	GBP	1,293	995
	CPI Property Group SA	1.500%	1/27/31	EUR	2,981	1,676
	EP Infrastructure A/S	1.659%	4/26/24	EUR	456	385
	EP Infrastructure A/S	1.698%	7/30/26	EUR	836	623
	EP Infrastructure A/S	2.045%	10/9/28	EUR	3,808	2,471
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,046	1,226
						22,999

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Denmark (0.4%)
AP Moller - Maersk A/S	4.000%	4/4/25	GBP	12,000	13,186
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	26,325	24,453
AP Moller - Maersk A/S	0.750%	11/25/31	EUR	12,786	9,310
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	8,272	8,072
Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	3,423
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	4,913	4,018
Carlsberg Breweries A/S	0.625%	3/9/30	EUR	400	314
Clearstream Banking AG	0.000%	12/1/25	EUR	2,200	1,983
Danfoss Finance I BV	0.125%	4/28/26	EUR	5,169	4,501
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,200	1,752
Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,635	1,530
Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	700	584
Danske Bank A/S	0.625%	5/26/25	EUR	1,786	1,637
Danske Bank A/S	0.500%	8/27/25	EUR	10,400	9,556
Danske Bank A/S	0.750%	11/22/27	EUR	7,369	6,518
Danske Bank A/S	2.250%	1/14/28	GBP	9,315	8,882
Danske Bank A/S	0.750%	6/9/29	EUR	11,776	9,162
Danske Bank A/S	1.375%	2/12/30	EUR	10,136	8,995
DSV Panalpina Finance BV	0.875%	9/17/36	EUR	4,276	2,670
Eurogrid GmbH	0.741%	4/21/33	EUR	5,400	3,884
ISS Global A/S	2.125%	12/2/24	EUR	200	193
ISS Global A/S	0.875%	6/18/26	EUR	100	87
ISS Global A/S	1.500%	8/31/27	EUR	9,771	8,360
Jyske Bank A/S	2.250%	4/5/29	EUR	5,410	5,088
Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,459	3,219
Jyske Realkredit A/S	0.500%	10/1/26	EUR	10,810	9,714
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/26	DKK	26,000	3,209
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	214,000	26,041
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	58	8
Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	7,855	7,429
Nykredit Realkredit A/S	2.000%	1/1/25	DKK	199,119	25,850
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	9,947	9,030
Nykredit Realkredit A/S	2.000%	1/1/26	DKK	160,500	20,519
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	137,560	16,835
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	350,302	42,279
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	17,004	13,341
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	17,228	1,901
Orsted A/S	1.500%	11/26/29	EUR	21,318	18,353
Orsted A/S	3.250%	9/13/31	EUR	2,000	1,900
Orsted A/S	4.875%	1/12/32	GBP	7,401	8,160
Orsted A/S	2.500%	5/16/33	GBP	4,200	3,732
Orsted A/S	5.750%	4/9/40	GBP	502	584
Orsted A/S	6.250%	6/26/13	EUR	510	503
Orsted A/S	1.750%	12/9/19	EUR	2,000	1,628
Orsted A/S	2.500%	2/18/21	GBP	1,100	781
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	1,000	880
Vestas Wind Systems Finance BV	2.000%	6/15/34	EUR	1,915	1,527
					355,581
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	23,485	20,266
Finland (0.2%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	4,551
Elenia Verkko OYJ	0.375%	2/6/27	EUR	4,913	4,105
Fortum OYJ	1.625%	2/27/26	EUR	700	629
Fortum OYJ	2.125%	2/27/29	EUR	1,100	920
Kojamo OYJ	1.875%	5/27/27	EUR	3,831	3,114
Kojamo OYJ	0.875%	5/28/29	EUR	3,762	2,531
Metso Outotec OYJ	0.875%	5/26/28	EUR	1,500	1,163
Nordea Bank Abp	1.125%	2/12/25	EUR	100	95
Nordea Bank Abp	0.550%	6/23/25	CHF	6,275	6,063
Nordea Bank Abp	1.125%	2/16/27	EUR	11,800	10,402
Nordea Bank Abp	0.500%	5/14/27	EUR	9,913	8,564
Nordea Bank Abp	0.500%	11/2/28	EUR	8,062	6,438
Nordea Bank Abp	2.500%	5/23/29	EUR	6,400	5,723
Nordea Bank Abp	0.500%	3/19/31	EUR	4,000	2,989
Nordea Bank Abp	2.875%	8/24/32	EUR	3,000	2,665
Nordea Bank Abp	1.625%	12/9/32	GBP	2,491	2,195

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nordea Kiinnitysluottopankki OYJ	0.250%	11/21/23	EUR	2,457	2,369
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	13,411	12,139
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,180	10,011
OP Corporate Bank plc	0.375%	2/26/24	EUR	6,369	6,056
OP Corporate Bank plc	0.375%	6/19/24	EUR	3,910	3,651
OP Corporate Bank plc	0.125%	7/1/24	EUR	2,552	2,385
OP Corporate Bank plc	1.000%	5/22/25	EUR	4,913	4,557
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,568	1,421
OP Corporate Bank plc	0.600%	1/18/27	EUR	10,729	9,075
OP Corporate Bank plc	0.100%	11/16/27	EUR	9,981	8,178
OP Corporate Bank plc	0.375%	6/16/28	EUR	5,000	3,925
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,182	10,885
OP Mortgage Bank	0.250%	3/13/24	EUR	14,638	13,995
OP Mortgage Bank	1.000%	11/28/24	EUR	3,459	3,294
OP Mortgage Bank	0.010%	11/19/26	EUR	4,913	4,319
OP Mortgage Bank	0.625%	2/15/29	EUR	4,913	4,197
OP Mortgage Bank	0.010%	11/19/30	EUR	14,638	11,329
Sampo OYJ	3.375%	5/23/49	EUR	6,836	5,752
Sampo OYJ	2.500%	9/3/52	EUR	10,873	7,782
SATO OYJ	1.375%	5/31/24	EUR	3,000	2,774
SATO OYJ	1.375%	2/24/28	EUR	7,200	5,149
Stora Enso OYJ	2.500%	6/7/27	EUR	2,231	2,075
Stora Enso OYJ	2.500%	3/21/28	EUR	2,806	2,581
					200,046
France (3.1%)
Aeroports de Paris	3.125%	6/11/24	EUR	1,500	1,485
Aeroports de Paris	1.500%	4/7/25	EUR	2,000	1,888
Aeroports de Paris	2.125%	10/2/26	EUR	9,300	8,731
Aeroports de Paris	1.000%	1/5/29	EUR	13,100	10,948
Aeroports de Paris	2.750%	4/2/30	EUR	9,300	8,390
Aeroports de Paris	1.500%	7/2/32	EUR	3,600	2,799
Aeroports de Paris	1.125%	6/18/34	EUR	1,500	1,037
Aeroports de Paris	2.125%	10/11/38	EUR	3,700	2,615
Air Liquide Finance SA	1.000%	4/2/25	EUR	12,000	11,290
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,644
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	442
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,700	6,630
Air Liquide SA	2.375%	9/6/23	EUR	1,200	1,183
Airbus Finance BV	2.375%	4/2/24	EUR	4,597	4,522
Airbus Finance BV	2.125%	10/29/29	EUR	1,547	1,395
Airbus Finance BV	1.375%	5/13/31	EUR	6,731	5,467
Airbus SE	1.625%	4/7/25	EUR	2,296	2,179
Airbus SE	1.375%	6/9/26	EUR	4,094	3,799
Airbus SE	1.625%	6/9/30	EUR	4,800	4,116
Airbus SE	2.375%	4/7/32	EUR	7,986	7,045
Airbus SE	2.375%	6/9/40	EUR	6,487	4,850
ALD SA	1.250%	3/2/26	EUR	2,500	2,204
ALD SA	4.000%	7/5/27	EUR	4,600	4,358
Alstom SA	0.250%	10/14/26	EUR	7,100	6,138
Alstom SA	0.000%	1/11/29	EUR	3,400	2,589
Altarea SCA	2.250%	7/5/24	EUR	5,000	4,663
APRR SA	1.500%	1/15/24	EUR	300	290
APRR SA	1.875%	1/15/25	EUR	1,300	1,246
APRR SA	1.125%	1/9/26	EUR	5,300	4,908
APRR SA	1.250%	1/6/27	EUR	5,400	4,888
APRR SA	1.250%	1/18/28	EUR	3,500	3,094
APRR SA	1.500%	1/25/30	EUR	200	172
APRR SA	1.875%	1/6/31	EUR	100	87
APRR SA	1.625%	1/13/32	EUR	4,700	3,876
APRR SA	1.500%	1/17/33	EUR	100	80
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	500	479
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	25	22
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,171
Arkema SA	1.500%	1/20/25	EUR	200	188
Arkema SA	0.125%	10/14/26	EUR	10,000	8,569
Arkema SA	1.500%	4/20/27	EUR	9,700	8,630
Arkema SA	1.500%	Perpetual	EUR	3,000	2,482
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	1,700	1,684
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	2,600	2,563

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	600	552
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,300	4,837
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	100	91
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	11,000	9,775
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	4,000	3,397
AXA Bank Europe SCF	0.500%	4/18/25	EUR	13,700	12,775
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,700	6,361
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	3,991
AXA SA	1.375%	10/7/41	EUR	4,276	3,004
AXA SA	1.875%	7/10/42	EUR	7,100	5,019
AXA SA	3.375%	7/6/47	EUR	13,007	11,741
AXA SA	3.875%	5/20/49	EUR	7,576	7,112
AXA SA	3.250%	5/28/49	EUR	12,396	10,606
AXA SA	6.686%	7/29/49	GBP	2,913	3,233
AXA SA	3.941%	11/29/49	EUR	6,271	6,027
AXA SA	5.453%	11/29/49	GBP	3,076	3,320
AXA SA	5.625%	1/16/54	GBP	6,058	6,152
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	4,000	3,939
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	1,500	1,669
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	5,000	4,885
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	9,195	8,986
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	1,000,000	6,696
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	100,000	668
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,700	5,021
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	24,900	23,369
Banque Federative du Credit Mutuel SA	0.010%	3/7/25	EUR	25,400	23,102
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	7,600	6,966
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,404
Banque Federative du Credit Mutuel SA	1.250%	12/5/25	GBP	5,000	5,117
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	100	93
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,800	14,693
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	25,500	22,103
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	11,200	9,955
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	7,369
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,504
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	500	457
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	4,300	3,576
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,500	2,142
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	1,100	1,002
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	2,500	2,192
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	13,200	10,770
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	10,400	8,121
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,200	2,977
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	28,400	22,412
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,074
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,200	912
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	8,612
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	13,200	9,568
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	500	468
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,439	2,319
BNP Paribas SA	1.125%	11/22/23	EUR	200	193
BNP Paribas SA	2.375%	5/20/24	EUR	4,145	4,046
BNP Paribas SA	1.000%	6/27/24	EUR	2,457	2,329
BNP Paribas SA	1.125%	8/28/24	EUR	3,000	2,845
BNP Paribas SA	2.375%	2/17/25	EUR	2,457	2,345
BNP Paribas SA	1.250%	3/19/25	EUR	4,913	4,585
BNP Paribas SA	0.500%	7/15/25	EUR	10,600	9,862
BNP Paribas SA	1.500%	11/17/25	EUR	10,051	9,252
BNP Paribas SA	3.375%	1/23/26	GBP	1,319	1,399
BNP Paribas SA	1.125%	6/11/26	EUR	7,697	6,840
BNP Paribas SA	2.875%	10/1/26	EUR	2,366	2,212
BNP Paribas SA	2.125%	1/23/27	EUR	14,200	13,022
BNP Paribas SA	0.250%	4/13/27	EUR	18,000	15,390
BNP Paribas SA	0.375%	10/14/27	EUR	10,700	9,032
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	2,797
BNP Paribas SA	0.500%	2/19/28	EUR	16,200	13,430
BNP Paribas SA	0.500%	5/30/28	EUR	1,000	824
BNP Paribas SA	2.750%	7/25/28	EUR	10,000	9,060
BNP Paribas SA	0.500%	9/1/28	EUR	5,600	4,535

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,087
	BNP Paribas SA	1.375%	5/28/29	EUR	13,300	10,696
	BNP Paribas SA	2.538%	7/13/29	CAD	2,491	1,509
	BNP Paribas SA	0.500%	1/19/30	EUR	9,400	7,172
	BNP Paribas SA	0.875%	7/11/30	EUR	5,400	4,153
	BNP Paribas SA	2.375%	11/20/30	EUR	5,000	4,534
	BNP Paribas SA	1.625%	7/2/31	EUR	3,200	2,382
	BNP Paribas SA	1.250%	7/13/31	GBP	4,100	3,229
	BNP Paribas SA	1.125%	1/15/32	EUR	7,000	5,724
	BNP Paribas SA	2.000%	9/13/36	GBP	2,200	1,588
	Bouygues SA	5.500%	10/6/26	GBP	3,050	3,494
	Bouygues SA	1.375%	6/7/27	EUR	8,200	7,356
	Bouygues SA	1.125%	7/24/28	EUR	200	172
	Bouygues SA	2.250%	6/29/29	EUR	2,000	1,774
	Bouygues SA	0.500%	2/11/30	EUR	2,500	1,924
	Bouygues SA	3.250%	6/30/37	EUR	6,200	5,098
	BPCE SA	0.875%	1/31/24	EUR	6,900	6,597
	BPCE SA	1.000%	7/15/24	EUR	4,200	3,992
	BPCE SA	3.000%	7/19/24	EUR	4,300	4,221
	BPCE SA	0.625%	9/26/24	EUR	12,000	11,161
	BPCE SA	1.000%	4/1/25	EUR	7,400	6,828
	BPCE SA	0.625%	4/28/25	EUR	11,300	10,386
	BPCE SA	0.250%	1/15/26	EUR	5,300	4,717
	BPCE SA	1.375%	12/23/26	GBP	3,600	3,473
	BPCE SA	0.010%	1/14/27	EUR	2,400	2,031
	BPCE SA	0.500%	2/24/27	EUR	400	338
	BPCE SA	0.500%	9/15/27	EUR	15,000	12,718
	BPCE SA	2.750%	11/30/27	EUR	2,500	2,469
	BPCE SA	0.500%	1/14/28	EUR	3,500	2,921
	BPCE SA	1.625%	1/31/28	EUR	6,300	5,404
	BPCE SA	4.500%	4/26/28	AUD	9,640	5,483
	BPCE SA	5.250%	4/16/29	GBP	1,500	1,547
	BPCE SA	0.625%	1/15/30	EUR	6,900	5,376
	BPCE SA	0.250%	1/14/31	EUR	32,600	23,580
	BPCE SA	1.000%	1/14/32	EUR	500	361
	BPCE SA	2.250%	3/2/32	EUR	2,000	1,724
	BPCE SA	1.750%	2/2/34	EUR	2,000	1,572
	BPCE SFH SA	2.375%	11/29/23	EUR	2,500	2,464
	BPCE SFH SA	0.375%	2/21/24	EUR	6,300	6,045
	BPCE SFH SA	1.750%	6/27/24	EUR	9,800	9,525
	BPCE SFH SA	1.000%	2/24/25	EUR	6,700	6,344
	BPCE SFH SA	0.398%	4/24/25	EUR	9,800	9,118
	BPCE SFH SA	0.750%	9/2/25	EUR	32,000	29,802
	BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,205
	BPCE SFH SA	0.010%	11/10/27	EUR	36,900	31,412
	BPCE SFH SA	0.875%	4/13/28	EUR	6,100	5,381
	BPCE SFH SA	0.750%	2/23/29	EUR	27,000	23,154
	BPCE SFH SA	1.000%	6/8/29	EUR	2,400	2,080
	BPCE SFH SA	1.125%	4/12/30	EUR	16,200	13,908
	BPCE SFH SA	0.125%	12/3/30	EUR	23,500	18,326
	BPCE SFH SA	0.625%	5/29/31	EUR	5,200	4,161
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	5,000	4,683
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	5,656	5,654
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	547	535
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,220
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,300	8,247
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	3,500	2,667
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	2,100	1,835
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.375%	5/29/49	EUR	3,000	2,993
	Capgemini SE	1.000%	10/18/24	EUR	3,200	3,034
	Capgemini SE	1.750%	4/18/28	EUR	6,500	5,872
	Capgemini SE	2.000%	4/15/29	EUR	3,000	2,696
	Capgemini SE	1.125%	6/23/30	EUR	5,000	4,096
	Capgemini SE	2.375%	4/15/32	EUR	5,800	5,001
	Carmila SA	2.125%	3/7/28	EUR	1,600	1,107
	Carmila SA	1.625%	4/1/29	EUR	1,200	778
	Carrefour SA	0.875%	6/12/23	EUR	100	97
	Carrefour SA	0.750%	4/26/24	EUR	4,507	4,270
	Carrefour SA	1.250%	6/3/25	EUR	7,867	7,302

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Carrefour SA	1.750%	5/4/26	EUR	5,500	5,072
Carrefour SA	2.625%	12/15/27	EUR	5,000	4,620
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	7,000	6,841
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	5,000	4,739
Cie de Financement Foncier SA	0.375%	12/11/24	EUR	600	563
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,600	3,397
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,336	12,560
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	46
Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,100	1,008
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,494
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,146	1,336
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	34,000	29,993
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	23,000	19,547
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,400	4,758
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	11,400	9,866
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,200	8,033
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	16,800	13,651
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	6,951	8,039
Cie de Saint-Gobain	1.000%	3/17/25	EUR	3,400	3,177
Cie de Saint-Gobain	2.375%	10/4/27	EUR	4,800	4,468
Cie de Saint-Gobain	1.875%	9/21/28	EUR	9,700	8,611
Cie de Saint-Gobain	1.875%	3/15/31	EUR	5,700	4,760
Cie de Saint-Gobain	2.625%	8/10/32	EUR	2,100	1,803
Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	3,900	3,632
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	7,700	6,325
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	2,910
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,500	2,094
CNP Assurances	4.250%	6/5/45	EUR	5,000	4,840
CNP Assurances	4.500%	6/10/47	EUR	3,800	3,641
CNP Assurances	4.000%	11/29/49	EUR	3,000	2,877
CNP Assurances	2.500%	6/30/51	EUR	3,400	2,653
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,000	6,451
Covivio	1.875%	5/20/26	EUR	100	92
Covivio	1.500%	6/21/27	EUR	2,000	1,742
Covivio	2.375%	2/20/28	EUR	100	87
Covivio	1.625%	6/23/30	EUR	6,800	5,275
Covivio Hotels SACA	1.875%	9/24/25	EUR	500	459
Covivio Hotels SACA	1.000%	7/27/29	EUR	5,400	3,963
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	3,200	2,434
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	3,000	2,101
Credit Agricole Assurances SA	2.625%	1/29/48	EUR	4,000	3,322
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,400	2,218
Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,700	2,566
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	8,200	7,853
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	2,500	2,360
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,500	2,336
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,000	1,016
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	600	548
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	17,600	15,764
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	500	447
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	7,400	6,481
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,400	6,465
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	3,994
Credit Agricole Home Loan SFH SA	1.625%	5/31/30	EUR	9,000	8,005
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	8,900	7,579
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	5,000	3,735
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,300	1,946
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	7,400	5,646
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	1,911
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	10,600	9,773
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	13,970	12,423
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,257	18,141
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,143
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	6,900	5,853
Credit Agricole SA	7.375%	12/18/23	GBP	300	350
Credit Agricole SA	2.375%	5/20/24	EUR	6,900	6,713
Credit Agricole SA	0.500%	6/24/24	EUR	3,000	2,821
Credit Agricole SA	1.000%	9/16/24	EUR	1,000	952
Credit Agricole SA	3.125%	2/5/26	EUR	2,100	2,026

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Agricole SA	1.000%	4/22/26	EUR	14,300	13,110
	Credit Agricole SA	1.875%	12/20/26	EUR	5,000	4,517
	Credit Agricole SA	2.625%	3/17/27	EUR	9,771	8,942
	Credit Agricole SA	1.375%	5/3/27	EUR	500	447
	Credit Agricole SA	0.514%	7/6/27	JPY	1,100,000	7,184
	Credit Agricole SA	0.375%	4/20/28	EUR	6,200	4,949
	Credit Agricole SA	1.750%	3/5/29	EUR	11,000	9,295
	Credit Agricole SA	2.000%	3/25/29	EUR	6,600	5,505
	Credit Agricole SA	1.000%	7/3/29	EUR	7,700	6,373
	Credit Agricole SA	0.500%	9/21/29	EUR	16,400	12,878
	Credit Agricole SA	1.625%	6/5/30	EUR	15,500	13,934
	Credit Agricole SA	0.875%	1/14/32	EUR	3,600	2,593
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	10,600	10,079
	Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	6,000	5,208
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,100	4,071
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	9,700	8,766
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,200	981
	Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	3,000	3,016
	Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	5,000	4,762
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	5,000	4,859
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,200	1,128
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,295
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	316	291
	Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	18,500	16,523
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	6,200	5,503
	Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	15,000	13,325
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	10,800	8,997
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,900	2,528
	Danone SA	2.600%	6/28/23	EUR	2,900	2,863
	Danone SA	1.250%	5/30/24	EUR	200	192
	Danone SA	0.709%	11/3/24	EUR	6,700	6,335
	Danone SA	1.125%	1/14/25	EUR	5,000	4,734
	Danone SA	0.000%	12/1/25	EUR	5,000	4,491
	Danone SA	0.571%	3/17/27	EUR	9,000	7,952
	Danone SA	0.395%	6/10/29	EUR	700	568
	Danone SA	0.520%	11/9/30	EUR	4,000	3,136
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,201
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,035
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	30,250	29,161
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	8,400	8,051
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	12,300	11,563
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,500	1,639
[5]	Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,288
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,500	4,145
[5]	Dexia Credit Local SA	0.250%	12/10/26	GBP	10,000	9,668
[5]	Dexia Credit Local SA	0.010%	1/22/27	EUR	5,000	4,376
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	5,950	5,352
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	6,100	5,176
	Edenred	1.375%	3/10/25	EUR	300	282
	Edenred	1.375%	6/18/29	EUR	3,000	2,525
	Electricite de France SA	4.625%	9/11/24	EUR	10,250	10,333
	Electricite de France SA	0.300%	10/14/24	CHF	5,465	5,302
	Electricite de France SA	4.000%	11/12/25	EUR	6,200	6,177
	Electricite de France SA	1.000%	10/13/26	EUR	8,000	7,097
	Electricite de France SA	4.125%	3/25/27	EUR	8,600	8,517
	Electricite de France SA	4.625%	4/26/30	EUR	5,050	5,001
	Electricite de France SA	2.000%	10/2/30	EUR	1,000	814
	Electricite de France SA	5.875%	7/18/31	GBP	1,512	1,699
	Electricite de France SA	5.625%	2/21/33	EUR	4,293	4,506
	Electricite de France SA	1.000%	11/29/33	EUR	6,900	4,610
	Electricite de France SA	6.125%	6/2/34	GBP	10,550	11,963
	Electricite de France SA	1.875%	10/13/36	EUR	5,300	3,612
	Electricite de France SA	5.500%	3/27/37	GBP	5,800	6,122
	Electricite de France SA	4.500%	11/12/40	EUR	2,000	1,825
	Electricite de France SA	5.500%	10/17/41	GBP	5,000	5,221
	Electricite de France SA	2.000%	12/9/49	EUR	6,200	3,286
	Electricite de France SA	5.125%	9/22/50	GBP	150	149
	Electricite de France SA	6.000%	1/23/14	GBP	5,900	6,186
	ELO SACA	2.375%	12/12/22	EUR	1,000	987

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ELO SACA	2.375%	4/25/25	EUR	4,000	3,743
Engie SA	0.875%	3/27/24	EUR	1,100	1,053
Engie SA	0.875%	9/19/25	EUR	6,700	6,179
Engie SA	1.000%	3/13/26	EUR	1,500	1,364
Engie SA	2.375%	5/19/26	EUR	100	94
Engie SA	0.375%	6/11/27	EUR	8,200	6,963
Engie SA	1.750%	3/27/28	EUR	3,700	3,308
Engie SA	1.375%	6/22/28	EUR	1,600	1,392
Engie SA	7.000%	10/30/28	GBP	2,000	2,413
Engie SA	0.375%	10/26/29	EUR	1,000	775
Engie SA	2.125%	3/30/32	EUR	6,400	5,316
Engie SA	1.875%	9/19/33	EUR	1,700	1,301
Engie SA	1.500%	3/13/35	EUR	2,000	1,412
Engie SA	1.000%	10/26/36	EUR	6,000	3,745
Engie SA	2.000%	9/28/37	EUR	4,100	2,865
Engie SA	1.375%	6/21/39	EUR	3,200	1,934
Engie SA	1.250%	10/24/41	EUR	4,400	2,432
Engie SA	3.875%	6/2/49	EUR	4,400	4,290
Engie SA	5.000%	10/1/60	GBP	2,500	2,590
Engie SA	1.500%	Perpetual	EUR	500	387
Engie SA	1.625%	Perpetual	EUR	4,700	4,201
Engie SA	5.950%	3/16/11	EUR	1,547	1,616
EssilorLuxottica SA	2.625%	2/10/24	EUR	7,552	7,460
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	4,600
EssilorLuxottica SA	0.500%	6/5/28	EUR	9,800	8,333
Eutelsat SA	2.000%	10/2/25	EUR	2,000	1,714
Eutelsat SA	2.250%	7/13/27	EUR	500	408
Eutelsat SA	1.500%	10/13/28	EUR	600	444
Gecina SA	1.500%	1/20/25	EUR	4,600	4,313
Gecina SA	1.375%	1/26/28	EUR	800	693
Gecina SA	1.000%	1/30/29	EUR	1,200	973
Gecina SA	1.625%	3/14/30	EUR	4,000	3,282
Gecina SA	0.875%	1/25/33	EUR	600	421
Gecina SA	0.875%	6/30/36	EUR	4,200	2,586
GELF Bond Issuer I SA	1.625%	10/20/26	EUR	1,000	847
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,096	1,554
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,800	1,949
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	2,200	2,070
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	7,500	6,384
Holding d'Infrastructures de Transport SASU	1.625%	9/18/29	EUR	3,000	2,382
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	4,100	3,048
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	5,230	4,523
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	15,155	11,450
HSBC Continental Europe SA	0.250%	5/17/24	EUR	1,500	1,414
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,000	4,176
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	8,430
ICADE	1.125%	11/17/25	EUR	5,600	4,911
ICADE	1.625%	2/28/28	EUR	300	240
ICADE	1.000%	1/19/30	EUR	1,800	1,233
ICADE	0.625%	1/18/31	EUR	5,100	3,245
Icade Sante SAS	0.875%	11/4/29	EUR	8,400	5,913
Imerys SA	2.000%	12/10/24	EUR	300	284
Imerys SA	1.500%	1/15/27	EUR	500	428
Imerys SA	1.000%	7/15/31	EUR	500	306
Indigo Group SAS	1.625%	4/19/28	EUR	100	85
In'li SA	1.125%	7/2/29	EUR	900	685
JCDecaux SA	2.625%	4/24/28	EUR	2,500	2,118
JCDecaux SA	1.625%	2/7/30	EUR	1,100	827
Kering SA	1.250%	5/10/26	EUR	4,700	4,363
Klepierre SA	1.875%	2/19/26	EUR	3,800	3,431
Klepierre SA	1.375%	2/16/27	EUR	500	425
Klepierre SA	2.000%	5/12/29	EUR	2,300	1,812
Klepierre SA	0.625%	7/1/30	EUR	5,200	3,462
Klepierre SA	0.875%	2/17/31	EUR	2,100	1,399
Klepierre SA	1.250%	9/29/31	EUR	100	67
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	2,500	2,461
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,150	5,465
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	3,987
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,202

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	27,000	21,587
La Banque Postale SA	1.000%	10/16/24	EUR	2,500	2,338
La Banque Postale SA	0.500%	6/17/26	EUR	1,000	896
La Banque Postale SA	2.000%	7/13/28	EUR	4,800	4,171
La Banque Postale SA	1.375%	4/24/29	EUR	1,800	1,467
La Banque Postale SA	0.875%	1/26/31	EUR	2,700	2,272
La Banque Postale SA	0.750%	6/23/31	EUR	10,000	7,126
La Banque Postale SA	0.750%	8/2/32	EUR	2,500	1,924
La Mondiale SAM	5.050%	12/29/49	EUR	3,369	3,207
La Poste SA	2.750%	11/26/24	EUR	2,200	2,156
La Poste SA	1.125%	6/4/25	EUR	5,000	4,703
La Poste SA	0.625%	10/21/26	EUR	4,800	4,265
La Poste SA	0.375%	9/17/27	EUR	9,700	8,274
La Poste SA	1.450%	11/30/28	EUR	1,100	970
La Poste SA	0.000%	7/18/29	EUR	5,800	4,503
La Poste SA	1.375%	4/21/32	EUR	20,800	16,760
Legrand SA	0.750%	7/6/24	EUR	100	96
Legrand SA	0.750%	5/20/30	EUR	8,500	6,787
Legrand SA	0.375%	10/6/31	EUR	800	588
Legrand SA	1.875%	7/6/32	EUR	600	496
LVMH Moet Hennessy Louis Vuitton SE	1.000%	2/11/23	GBP	2,000	2,276
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/24	EUR	9,000	8,602
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	5,411	5,212
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	9,300	8,376
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	7,600	7,432
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,266
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	7,400	5,778
Mercialys SA	2.500%	2/28/29	EUR	1,600	1,181
MMS USA Investments Inc.	0.625%	6/13/25	EUR	3,000	2,741
MMS USA Investments Inc.	1.250%	6/13/28	EUR	12,100	10,257
MMS USA Investments Inc.	1.750%	6/13/31	EUR	1,300	1,027
Nerval SAS	2.875%	4/14/32	EUR	3,100	2,396
Orange SA	3.125%	1/9/24	EUR	200	198
Orange SA	1.125%	7/15/24	EUR	4,800	4,588
Orange SA	1.000%	5/12/25	EUR	5,000	4,689
Orange SA	1.000%	9/12/25	EUR	6,700	6,238
Orange SA	5.250%	12/5/25	GBP	674	779
Orange SA	0.000%	6/29/26	EUR	3,000	2,642
Orange SA	0.000%	9/4/26	EUR	3,000	2,620
Orange SA	0.875%	2/3/27	EUR	600	537
Orange SA	1.250%	7/7/27	EUR	4,000	3,599
Orange SA	1.375%	3/20/28	EUR	17,800	15,923
Orange SA	8.125%	11/20/28	GBP	3,184	4,162
Orange SA	2.000%	1/15/29	EUR	200	183
Orange SA	1.375%	1/16/30	EUR	1,300	1,118
Orange SA	1.875%	9/12/30	EUR	14,400	12,648
Orange SA	3.250%	1/15/32	GBP	10,500	10,325
Orange SA	1.625%	4/7/32	EUR	7,300	6,096
Orange SA	0.500%	9/4/32	EUR	9,500	6,933
Orange SA	8.125%	1/28/33	EUR	238	311
Orange SA	0.625%	12/16/33	EUR	9,500	6,736
Orange SA	5.625%	1/23/34	GBP	1,900	2,240
Orange SA	0.750%	6/29/34	EUR	2,000	1,409
Orange SA	1.375%	9/4/49	EUR	1,000	645
Orange SA	5.000%	10/29/49	EUR	6,529	6,413
Orange SA	5.250%	12/29/49	EUR	3,731	3,701
Orange SA	1.375%	Perpetual	EUR	1,600	1,190
Orange SA	1.750%	Perpetual	EUR	3,200	2,499
Orange SA	2.375%	Perpetual	EUR	6,000	5,554
Pernod Ricard SA	1.125%	4/7/25	EUR	400	377
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,399
Pernod Ricard SA	0.125%	10/4/29	EUR	7,000	5,508
Pernod Ricard SA	1.750%	4/8/30	EUR	100	87
Pernod Ricard SA	0.875%	10/24/31	EUR	5,000	3,889
PSA Banque France SA	0.625%	6/21/24	EUR	3,000	2,817
PSA Tresorerie GIE	6.000%	9/19/33	EUR	1,926	1,988
Publicis Groupe SA	0.500%	11/3/23	EUR	200	192
RCI Banque SA	1.000%	5/17/23	EUR	3,121	3,047
RCI Banque SA	1.375%	3/8/24	EUR	5,365	5,146

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RCI Banque SA	1.625%	4/11/25	EUR	9,826	9,100
RCI Banque SA	1.750%	4/10/26	EUR	7,110	6,414
RCI Banque SA	1.625%	5/26/26	EUR	3,634	3,207
RCI Banque SA	4.750%	7/6/27	EUR	4,000	3,886
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,400	5,997
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	15,900	13,209
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	1,000	925
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,066
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	100	76
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	3,000	2,163
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,800	5,439
Safran SA	0.125%	3/16/26	EUR	1,800	1,585
Safran SA	0.950%	10/19/28	EUR	1,000	811
Sanofi	2.500%	11/14/23	EUR	2,500	2,463
Sanofi	1.000%	4/1/25	EUR	9,400	8,885
Sanofi	1.750%	9/10/26	EUR	3,600	3,372
Sanofi	0.500%	1/13/27	EUR	100	89
Sanofi	1.125%	4/5/28	EUR	5,200	4,619
Sanofi	0.875%	3/21/29	EUR	5,000	4,303
Sanofi	1.500%	4/1/30	EUR	13,400	11,862
Sanofi	1.875%	3/21/38	EUR	3,700	2,940
SCOR SE	3.000%	6/8/46	EUR	2,200	1,969
SCOR SE	3.625%	5/27/48	EUR	3,600	3,194
SCOR SE	1.375%	9/17/51	EUR	3,300	2,265
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	3,000	2,564
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,467
Societe Generale SA	1.250%	2/15/24	EUR	17,200	16,459
Societe Generale SA	1.125%	1/23/25	EUR	5,700	5,308
Societe Generale SA	1.125%	4/21/26	EUR	9,000	8,223
Societe Generale SA	0.125%	11/17/26	EUR	4,000	3,533
Societe Generale SA	0.750%	1/25/27	EUR	11,500	9,676
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,423
Societe Generale SA	0.250%	7/8/27	EUR	4,500	3,785
Societe Generale SA	1.250%	12/7/27	GBP	5,300	4,720
Societe Generale SA	2.125%	9/27/28	EUR	7,400	6,319
Societe Generale SA	1.750%	3/22/29	EUR	5,500	4,533
Societe Generale SA	0.500%	6/12/29	EUR	16,900	13,149
Societe Generale SA	1.250%	6/12/30	EUR	4,000	3,042
Societe Generale SA	1.000%	11/24/30	EUR	10,000	8,499
Societe Generale SFH SA	2.000%	4/29/24	EUR	6,600	6,450
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,500	4,222
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,500	5,032
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,405
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	11,329
Societe Generale SFH SA	0.125%	2/2/29	EUR	25,100	20,699
Societe Generale SFH SA	0.125%	7/18/29	EUR	1,000	814
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,800	1,423
Societe Generale SFH SA	0.010%	2/5/31	EUR	40,500	30,968
Sodexo SA	0.500%	1/17/24	EUR	491	469
Sodexo SA	0.750%	4/27/25	EUR	9,086	8,422
Sodexo SA	2.500%	6/24/26	EUR	217	204
Sodexo SA	0.750%	4/14/27	EUR	4,086	3,542
Sodexo SA	1.750%	6/26/28	GBP	3,910	3,668
Sodexo SA	1.000%	4/27/29	EUR	3,300	2,695
Suez SA	5.500%	7/22/24	EUR	2,400	2,455
Suez SA	1.000%	4/3/25	EUR	5,100	4,783
Suez SA	1.750%	9/10/25	EUR	200	189
Suez SA	1.250%	4/2/27	EUR	9,800	8,816
Suez SA	1.500%	4/3/29	EUR	1,100	946
Suez SA	1.625%	9/17/30	EUR	200	167
Suez SA	5.375%	12/2/30	GBP	500	568
Suez SA	2.875%	Perpetual	EUR	6,100	5,730
Suez SACA	2.375%	5/24/30	EUR	2,000	1,678
Suez SACA	2.875%	5/24/34	EUR	1,100	886
TDF Infrastructure SAS	2.500%	4/7/26	EUR	400	352
TDF Infrastructure SAS	1.750%	12/1/29	EUR	3,200	2,405
Terega SA	0.625%	2/27/28	EUR	1,000	783
Terega SA	0.875%	9/17/30	EUR	2,500	1,819
Thales SA	0.000%	3/26/26	EUR	3,000	2,632

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,700	6,940
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	5,800	5,489
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	6,700	6,361
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,517	4,786
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	4,000	3,913
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,121
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	7,000	6,418
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,000	9,418
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	425
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	2,388
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,200	4,450
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	6,000	4,027
TotalEnergies SE	2.625%	12/29/49	EUR	11,142	10,288
TotalEnergies SE	3.369%	12/29/49	EUR	3,550	3,289
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	6,905
TotalEnergies SE	1.750%	Perpetual	EUR	3,956	3,676
TotalEnergies SE	2.000%	Perpetual	EUR	4,691	3,522
TotalEnergies SE	2.125%	Perpetual	EUR	7,781	5,447
TotalEnergies SE	3.250%	Perpetual	EUR	2,000	1,470
UMG Groupe VYV	1.625%	7/2/29	EUR	2,000	1,651
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	953	919
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	4,913	4,442
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,041
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	213	187
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	100	89
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,700	1,411
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	14,800	11,941
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	2,100	1,580
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	100	76
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	2,424
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,685	3,395
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	11,000	8,062
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	2,796
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	9,200	5,785
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,400	994
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	800	513
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	687	434
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	400	235
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	4,400	2,021
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	300	217
Veolia Environnement SA	0.892%	1/14/24	EUR	2,800	2,689
Veolia Environnement SA	4.625%	3/30/27	EUR	4,900	5,035
Veolia Environnement SA	1.590%	1/10/28	EUR	3,100	2,746
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,083
Veolia Environnement SA	0.800%	1/15/32	EUR	5,000	3,718
Veolia Environnement SA	6.125%	11/25/33	EUR	2,136	2,420
Vinci SA	1.000%	9/26/25	EUR	2,500	2,334
Vinci SA	2.250%	3/15/27	GBP	500	508
Vinci SA	0.000%	11/27/28	EUR	2,000	1,641
Vinci SA	1.625%	1/18/29	EUR	15,000	13,484
Vinci SA	1.750%	9/26/30	EUR	3,400	3,007
Vinci SA	0.500%	1/9/32	EUR	5,800	4,431
Vinci SA	2.750%	9/15/34	GBP	4,400	3,971
Vivendi SE	1.125%	12/11/28	EUR	2,700	2,258
Wendel SE	1.375%	4/26/26	EUR	3,000	2,674
Wendel SE	1.000%	6/1/31	EUR	3,200	2,225
Westfield America Management Ltd.	2.625%	3/30/29	GBP	1,600	1,348
					2,794,255
Germany (2.4%)
Aareal Bank AG	0.125%	2/1/24	EUR	2,439	2,335
Aareal Bank AG	0.375%	7/15/25	EUR	1,073	992
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	15,891
Aareal Bank AG	0.010%	9/15/28	EUR	11,900	9,876
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	920
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,363
Allianz Finance II BV	0.500%	1/14/31	EUR	6,200	4,793
Allianz SE	2.241%	7/7/45	EUR	3,400	3,119
Allianz SE	2.121%	7/8/50	EUR	5,000	3,870
Allianz SE	4.252%	7/5/52	EUR	7,100	6,281

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Allianz SE	3.375%	Perpetual	EUR	17,800	16,962
alstria office REIT AG	1.500%	11/15/27	EUR	4,700	3,063
Amprion GmbH	0.625%	9/23/33	EUR	5,200	3,560
Aroundtown SA	1.000%	1/7/25	EUR	200	171
Aroundtown SA	0.625%	7/9/25	EUR	1,000	812
Aroundtown SA	4.625%	9/18/25	CAD	850	589
Aroundtown SA	1.500%	5/28/26	EUR	7,900	6,219
Aroundtown SA	0.000%	7/16/26	EUR	7,400	5,444
Aroundtown SA	0.375%	4/15/27	EUR	6,400	4,556
Aroundtown SA	1.625%	1/31/28	EUR	100	71
Aroundtown SA	1.450%	7/9/28	EUR	5,000	3,471
Aroundtown SA	3.000%	10/16/29	GBP	4,417	3,561
Aroundtown SA	3.625%	4/10/31	GBP	1,500	1,209
Aroundtown SA	1.625%	Perpetual	EUR	3,000	1,370
Aroundtown SA	2.125%	Perpetual	EUR	6,000	2,917
Aroundtown SA	2.875%	Perpetual	EUR	900	412
Aroundtown SA	3.375%	Perpetual	EUR	2,800	1,330
BASF SE	0.101%	6/5/23	EUR	800	778
BASF SE	0.875%	10/6/23	GBP	125	138
BASF SE	1.750%	3/11/25	GBP	316	331
BASF SE	0.875%	11/15/27	EUR	25	22
BASF SE	1.500%	5/22/30	EUR	5,901	4,931
BASF SE	1.500%	3/17/31	EUR	3,000	2,439
BASF SE	0.875%	10/6/31	EUR	238	179
BASF SE	1.450%	12/13/32	EUR	8,100	6,136
BASF SE	1.625%	11/15/37	EUR	746	532
Bausparkasse Schwaebisch Hall	2.000%	5/17/34	EUR	23,100	20,274
Bayer AG	0.050%	1/12/25	EUR	6,700	6,125
Bayer AG	0.750%	1/6/27	EUR	6,500	5,623
Bayer AG	0.375%	1/12/29	EUR	4,000	3,095
Bayer AG	1.125%	1/6/30	EUR	700	551
Bayer AG	0.625%	7/12/31	EUR	4,600	3,289
Bayer AG	1.375%	7/6/32	EUR	12,000	8,934
Bayer AG	1.000%	1/12/36	EUR	4,600	2,881
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	7,400	7,304
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	100	91
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	5,100	4,332
Bayerische Landesbank	0.350%	12/1/22	EUR	2,439	2,408
Bayerische Landesbank	0.500%	3/19/25	EUR	4,876	4,566
Bayerische Landesbank	0.625%	7/19/27	EUR	977	869
Bayerische Landesbank	0.200%	5/20/30	EUR	2,751	2,210
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	1,464	1,429
Berlin Hyp AG	0.125%	1/5/24	EUR	2,439	2,341
Berlin Hyp AG	0.375%	5/3/24	EUR	3,809	3,636
Berlin Hyp AG	1.250%	1/22/25	EUR	200	187
Berlin Hyp AG	0.375%	2/21/25	EUR	10,000	9,348
Berlin Hyp AG	0.625%	10/22/25	EUR	125	116
Berlin Hyp AG	0.010%	8/24/26	EUR	31,212	27,682
Berlin Hyp AG	0.010%	1/24/28	EUR	7,299	6,189
Berlin Hyp AG	0.010%	7/7/28	EUR	28,569	23,899
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	8,354
Berlin Hyp AG	0.125%	1/18/30	EUR	1,126	907
Berlin Hyp AG	0.250%	5/19/33	EUR	8,127	5,961
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	2,900	2,806
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	3,648
BMW Canada Inc.	2.410%	11/27/23	CAD	2,000	1,426
BMW Canada Inc.	0.990%	1/14/25	CAD	2,104	1,411
BMW Finance NV	2.375%	1/24/23	EUR	100	99
BMW Finance NV	0.750%	4/15/24	EUR	439	421
BMW Finance NV	0.750%	7/12/24	EUR	199	190
BMW Finance NV	1.000%	11/14/24	EUR	5,745	5,478
BMW Finance NV	0.500%	2/22/25	EUR	199	186
BMW Finance NV	0.875%	4/3/25	EUR	4,486	4,238
BMW Finance NV	1.000%	8/29/25	EUR	3,891	3,660
BMW Finance NV	0.000%	1/11/26	EUR	16,635	14,992
BMW Finance NV	0.375%	1/14/27	EUR	7,314	6,512
BMW Finance NV	1.500%	2/6/29	EUR	8,152	7,272
BMW Finance NV	0.200%	1/11/33	EUR	4,545	3,204
Brenntag Finance BV	1.125%	9/27/25	EUR	1,725	1,565

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Commerzbank AG	0.125%	1/9/24	EUR	10,000	9,596
Commerzbank AG	0.050%	7/11/24	EUR	12,426	11,736
Commerzbank AG	0.625%	8/28/24	EUR	4,876	4,568
Commerzbank AG	0.625%	3/13/25	EUR	7,486	7,030
Commerzbank AG	0.625%	5/28/25	EUR	4,388	4,100
Commerzbank AG	0.875%	9/8/25	EUR	4,925	4,602
Commerzbank AG	1.000%	3/4/26	EUR	10,605	9,568
Commerzbank AG	0.500%	6/9/26	EUR	7,314	6,637
Commerzbank AG	0.500%	12/4/26	EUR	7,314	6,340
Commerzbank AG	0.125%	12/15/26	EUR	5,755	5,079
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,076
Commerzbank AG	0.625%	8/24/27	EUR	537	476
Commerzbank AG	3.000%	9/14/27	EUR	11,500	10,439
Commerzbank AG	0.010%	3/11/30	EUR	4,388	3,476
Commerzbank AG	1.250%	1/9/34	EUR	3,413	2,763
Covestro AG	1.750%	9/25/24	EUR	4,876	4,631
Covestro AG	0.875%	2/3/26	EUR	398	358
Covestro AG	1.375%	6/12/30	EUR	2,000	1,552
Daimler AG	0.000%	2/8/24	EUR	7,316	6,970
Daimler AG	0.375%	11/8/26	EUR	7,314	6,516
Daimler AG	1.000%	11/15/27	EUR	4,740	4,216
Daimler AG	0.750%	2/8/30	EUR	9,388	7,687
Daimler AG	2.375%	5/22/30	EUR	7,000	6,406
Daimler AG	0.750%	9/10/30	EUR	2,439	1,970
Daimler AG	2.000%	2/27/31	EUR	5,581	4,926
Daimler AG	1.125%	11/6/31	EUR	4,876	3,892
Daimler AG	1.125%	8/8/34	EUR	4,388	3,280
Daimler AG	2.125%	7/3/37	EUR	1,818	1,480
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	1,780	1,267
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	3,325	2,205
Daimler International Finance BV	0.875%	4/9/24	EUR	5,439	5,231
Daimler International Finance BV	2.625%	4/7/25	EUR	12,478	12,238
Daimler International Finance BV	1.000%	11/11/25	EUR	10,240	9,556
Daimler International Finance BV	1.375%	6/26/26	EUR	8,484	7,920
Daimler International Finance BV	2.000%	8/22/26	EUR	16,072	15,273
Daimler International Finance BV	0.625%	5/6/27	EUR	7,314	6,459
Daimler Trucks Finance Canada Inc.	1.850%	12/15/23	CAD	2,612	1,838
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	2,612	1,784
Daimler Trucks Finance Canada Inc.	5.180%	9/19/25	CAD	3,500	2,536
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,504	975
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,500	2,193
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	300	267
Deutsche Bahn Finance GmbH	0.000%	2/14/24	EUR	1,500	1,433
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	5,822	5,760
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	2,375	2,378
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,200	1,375
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	11,976	12,728
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,219	1,154
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	1,907	2,018
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	125	136
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	6,740	5,975
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	249	220
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,706	1,639
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,390	1,138
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	25	22
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,464	1,221
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,317	1,047
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,515	5,295
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	4,779	3,891
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	6,935	4,798
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	7,995	5,329
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	4,932	3,322
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,449	5,070
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	4,494	2,475
Deutsche Bahn Finance GmbH	0.950%	Perpetual	EUR	3,300	2,935
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	2,700	2,007
Deutsche Bank AG	0.625%	12/19/23	CHF	5,640	5,478
Deutsche Bank AG	0.250%	3/8/24	EUR	4,535	4,339
Deutsche Bank AG	2.625%	12/16/24	GBP	6,000	6,290

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bank AG	2.625%	2/12/26	EUR	7,800	7,090
Deutsche Bank AG	1.625%	1/20/27	EUR	6,000	5,002
Deutsche Bank AG	0.750%	2/17/27	EUR	9,300	7,805
Deutsche Bank AG	1.750%	1/17/28	EUR	3,700	2,972
Deutsche Bank AG	3.250%	5/24/28	EUR	2,000	1,767
Deutsche Bank AG	0.250%	8/31/28	EUR	2,439	2,058
Deutsche Bank AG	1.750%	11/19/30	EUR	18,000	13,344
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	4,750
Deutsche Bank AG	1.375%	2/17/32	EUR	11,500	7,875
Deutsche Bank AG	4.000%	6/24/32	EUR	4,000	3,451
Deutsche Boerse AG	0.000%	2/22/26	EUR	5,700	5,057
Deutsche Boerse AG	1.125%	3/26/28	EUR	4,876	4,341
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	5,100	4,850
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	25	23
Deutsche Hypothekenbank AG	0.750%	3/5/29	EUR	39,655	34,113
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	600	582
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	900	801
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	9,800	8,895
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	18,000	15,938
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	32,700	28,948
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	2,975	2,844
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	4,876	3,848
Deutsche Post AG	2.875%	12/11/24	EUR	977	967
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	3,728
Deutsche Post AG	0.375%	5/20/26	EUR	5,302	4,805
Deutsche Post AG	1.625%	12/5/28	EUR	13,535	12,185
Deutsche Post AG	0.750%	5/20/29	EUR	1,818	1,535
Deutsche Telekom AG	0.500%	7/5/27	EUR	12,348	10,845
Deutsche Telekom AG	3.125%	2/6/34	GBP	766	729
Deutsche Telekom AG	1.375%	7/5/34	EUR	1,710	1,325
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,073	1,596
Deutsche Telekom AG	1.750%	12/9/49	EUR	4,007	2,574
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,144	2,117
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	6,010	6,209
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	5,182	5,591
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	10,760	10,141
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,522	2,333
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,051	2,807
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	25	25
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	12,950	11,662
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	4,439	5,972
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,132	2,035
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,242	7,466
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	498	659
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	1,185	1,517
Deutsche Wohnen SE	1.000%	4/30/25	EUR	5,000	4,559
Deutsche Wohnen SE	1.500%	4/30/30	EUR	4,000	3,030
Deutsche Wohnen SE	1.300%	4/7/41	EUR	1,100	543
DZ HYP AG	0.625%	6/5/24	EUR	25	24
DZ HYP AG	0.375%	6/6/25	EUR	1,000	928
DZ HYP AG	0.500%	11/13/25	EUR	7,802	7,186
DZ HYP AG	0.750%	2/2/26	EUR	5,000	4,614
DZ HYP AG	0.375%	3/31/26	EUR	3,023	2,746
DZ HYP AG	0.100%	8/31/26	EUR	500	444
DZ HYP AG	0.500%	9/30/26	EUR	4,876	4,393
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,226
DZ HYP AG	0.750%	6/30/27	EUR	586	524
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,432
DZ HYP AG	0.875%	3/22/28	EUR	10,755	9,540
DZ HYP AG	0.010%	6/23/28	EUR	55,000	46,105
DZ HYP AG	0.010%	10/27/28	EUR	9,000	7,459
DZ HYP AG	0.875%	1/30/29	EUR	4,876	4,242
DZ HYP AG	0.010%	4/20/29	EUR	12,423	10,149
DZ HYP AG	0.050%	6/29/29	EUR	4,876	3,971
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,198
DZ HYP AG	0.010%	3/29/30	EUR	17,269	13,695
DZ HYP AG	0.010%	11/15/30	EUR	10,000	7,766
DZ HYP AG	0.875%	4/17/34	EUR	4,876	3,760
DZ HYP AG	0.375%	11/10/34	EUR	5,000	3,551

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON International Finance BV	5.625%	12/6/23	GBP	684	786
E.ON International Finance BV	1.000%	4/13/25	EUR	2,439	2,281
E.ON International Finance BV	1.625%	5/30/26	EUR	6,242	5,789
E.ON International Finance BV	1.250%	10/19/27	EUR	5,463	4,837
E.ON International Finance BV	1.500%	7/31/29	EUR	10,418	8,714
E.ON International Finance BV	6.250%	6/3/30	GBP	10,434	12,074
E.ON International Finance BV	6.375%	6/7/32	GBP	3,073	3,637
E.ON International Finance BV	4.750%	1/31/34	GBP	2,800	2,867
E.ON International Finance BV	5.875%	10/30/37	GBP	5,600	6,182
E.ON International Finance BV	6.750%	1/27/39	GBP	400	481
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,692
E.ON SE	0.875%	5/22/24	EUR	125	119
E.ON SE	0.000%	8/28/24	EUR	4,494	4,195
E.ON SE	0.250%	10/24/26	EUR	1,851	1,618
E.ON SE	0.375%	9/29/27	EUR	2,439	2,079
E.ON SE	0.750%	2/20/28	EUR	4,526	3,843
E.ON SE	1.625%	5/22/29	EUR	9,984	8,447
E.ON SE	0.350%	2/28/30	EUR	5,017	3,779
E.ON SE	1.625%	3/29/31	EUR	4,582	3,699
E.ON SE	0.625%	11/7/31	EUR	8,436	6,077
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,600	1,148
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	4,500	3,868
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,300	4,182
EnBW International Finance BV	0.625%	4/17/25	EUR	17,891	16,600
EnBW International Finance BV	2.500%	6/4/26	EUR	977	921
EnBW International Finance BV	0.250%	10/19/30	EUR	6,881	4,903
EnBW International Finance BV	0.500%	3/1/33	EUR	2,650	1,734
EnBW International Finance BV	6.125%	7/7/39	EUR	2,090	2,280
Eurogrid GmbH	1.625%	11/3/23	EUR	5,700	5,545
Eurogrid GmbH	1.875%	6/10/25	EUR	9,700	9,225
Eurogrid GmbH	1.500%	4/18/28	EUR	3,100	2,727
Evonik Industries AG	0.625%	9/18/25	EUR	2,900	2,629
EWE AG	0.250%	6/8/28	EUR	8,000	6,389
EWE AG	0.375%	10/22/32	EUR	9,038	5,923
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	5,090	4,905
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	5,635	4,409
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	1,000	695
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	710	596
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	3,512	3,351
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	100	93
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	4,876	3,762
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	4,388	4,354
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	4,876	4,281
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,608	4,660
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	5,852	5,211
Grand City Properties SA	1.375%	8/3/26	EUR	8,800	7,197
Grand City Properties SA	1.500%	2/22/27	EUR	4,100	3,211
Grand City Properties SA	0.125%	1/11/28	EUR	2,900	1,978
Grand City Properties SA	1.500%	Perpetual	EUR	2,500	1,311
Grand City Properties SA	2.500%	Perpetual	EUR	400	289
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,300	2,746
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	10,100	8,432
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,700	2,358
Hannover Rueck SE	1.750%	10/8/40	EUR	6,000	4,465
Hannover Rueck SE	3.375%	6/29/49	EUR	3,000	2,791
HeidelbergCement AG	2.250%	6/3/24	EUR	5,218	5,057
HeidelbergCement AG	1.500%	2/7/25	EUR	6,827	6,443
HeidelbergCement Finance Luxembourg SA	2.500%	10/9/24	EUR	4,000	3,882
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	3,755	3,448
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	100	89
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	8,373	7,202
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	4,958	4,350
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	316	298
HOCHTIEF AG	0.625%	4/26/29	EUR	1,498	1,035
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	12,900	10,273
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	5,600	3,892
Infineon Technologies AG	1.625%	6/24/29	EUR	4,200	3,580
Infineon Technologies AG	2.000%	6/24/32	EUR	1,800	1,458
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,225

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ING-DiBa AG	0.125%	5/23/27	EUR	17,500	15,241
ING-DiBa AG	1.250%	10/9/33	EUR	6,000	4,874
ING-DiBa AG	1.000%	5/23/39	EUR	9,400	6,611
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	977	939
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	600	562
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	5,000	4,675
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	7,800	8,137
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	4,876	4,557
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	27,200	22,888
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	1,580	1,364
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,003	3,329
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	6,500	4,878
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	5,000	4,802
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,100	1,024
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,500	4,101
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	200	185
LANXESS AG	1.125%	5/16/25	EUR	2,501	2,337
LANXESS AG	0.625%	12/1/29	EUR	2,600	1,898
LEG Immobilien SE	1.250%	1/23/24	EUR	400	377
LEG Immobilien SE	0.375%	1/17/26	EUR	2,300	1,948
LEG Immobilien SE	0.875%	11/28/27	EUR	4,500	3,555
LEG Immobilien SE	0.875%	1/17/29	EUR	2,100	1,572
LEG Immobilien SE	1.000%	11/19/32	EUR	3,700	2,264
LEG Immobilien SE	0.875%	3/30/33	EUR	2,300	1,371
LEG Immobilien SE	1.500%	1/17/34	EUR	4,900	3,070
Merck Financial Services GmbH	0.005%	12/15/23	EUR	9,800	9,359
Merck Financial Services GmbH	0.500%	7/16/28	EUR	4,000	3,367
Merck Financial Services GmbH	0.875%	7/5/31	EUR	200	158
Merck KGaA	3.375%	12/12/74	EUR	75	72
Merck KGaA	1.625%	9/9/80	EUR	5,400	4,605
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	10,425	9,503
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	586	530
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,339	5,662
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,314	6,457
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,217	5,992
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,535	3,229
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	3,635	2,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,700	4,743
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,200	1,904
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	537	506
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	14,600	12,889
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	4,876	4,339
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,400	3,199
Roadster Finance DAC	2.375%	12/8/32	EUR	100	84
Robert Bosch GmbH	1.750%	7/8/24	EUR	100	97
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	466
RWE AG	2.125%	5/24/26	EUR	2,000	1,866
RWE AG	0.500%	11/26/28	EUR	8,695	7,001
RWE AG	2.750%	5/24/30	EUR	2,500	2,216
RWE AG	0.625%	6/11/31	EUR	7,491	5,444
RWE AG	1.000%	11/26/33	EUR	6,265	4,291
Santander Consumer Bank AG	0.250%	10/15/24	EUR	12,300	11,382
SAP SE	0.750%	12/10/24	EUR	500	477
SAP SE	0.125%	5/18/26	EUR	5,000	4,473
SAP SE	1.750%	2/22/27	EUR	3,000	2,817
SAP SE	1.250%	3/10/28	EUR	2,900	2,612
SAP SE	0.375%	5/18/29	EUR	6,900	5,701
SAP SE	1.625%	3/10/31	EUR	11,600	10,013
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	10,300	9,751
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	6,803	6,395
Siemens Financieringsmaatschappij NV	2.250%	3/10/25	EUR	3,000	2,915
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	548
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	902
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	7,523	7,309
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	15,200	12,433
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,179	7,378
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	4,275	3,664
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	7,728	6,407
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	3,800	2,863

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,413	2,382
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,800	2,102
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,084	4,552
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	2,300	2,292
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	100	75
Talanx AG	2.250%	12/5/47	EUR	5,100	4,277
Traton Finance Luxembourg SA	0.000%	6/14/24	EUR	6,000	5,561
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,700	6,018
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,600	3,135
UniCredit Bank AG	1.875%	4/9/24	EUR	2,486	2,427
UniCredit Bank AG	0.625%	2/12/25	EUR	25	23
UniCredit Bank AG	0.625%	11/20/25	EUR	10,400	9,598
UniCredit Bank AG	0.500%	5/4/26	EUR	125	114
UniCredit Bank AG	0.500%	2/23/27	EUR	27,000	24,061
UniCredit Bank AG	0.010%	11/19/27	EUR	10,000	8,527
UniCredit Bank AG	0.010%	9/15/28	EUR	7,545	6,269
UniCredit Bank AG	0.875%	1/11/29	EUR	6,192	5,382
UniCredit Bank AG	0.125%	11/22/29	EUR	7,000	5,647
UniCredit Bank AG	0.010%	6/24/30	EUR	6,242	4,910
UniCredit Bank AG	0.250%	1/15/32	EUR	9,508	7,286
UniCredit Bank AG	0.850%	5/22/34	EUR	17,363	13,300
Vantage Towers AG	0.000%	3/31/25	EUR	2,000	1,801
Vantage Towers AG	0.375%	3/31/27	EUR	2,700	2,242
Vantage Towers AG	0.750%	3/31/30	EUR	4,200	3,149
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	3,956	3,896
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,590	5,337
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	4,000	2,920
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	5,559	5,417
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	22,400	21,313
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	634	580
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,700	2,512
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	4,173	4,089
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	2,926	2,779
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	6,733	6,100
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	4,703	4,377
Volkswagen Financial Services AG	0.125%	2/12/27	EUR	16,000	13,367
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	8,083	6,742
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	15,838	15,077
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	3,397	2,523
Volkswagen Financial Services NV	0.875%	2/20/25	GBP	5,000	5,113
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	238	252
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	4,427
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	8,700	8,068
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,300	3,714
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,600	3,709
Volkswagen International Finance NV	1.875%	3/30/27	EUR	11,500	10,338
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	3,892
Volkswagen International Finance NV	3.250%	11/18/30	EUR	1,000	914
Volkswagen International Finance NV	4.125%	11/17/31	GBP	1,900	1,848
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,212
Volkswagen International Finance NV	3.300%	3/22/33	EUR	300	268
Volkswagen International Finance NV	4.125%	11/16/38	EUR	9,700	8,935
Volkswagen International Finance NV	1.500%	1/21/41	EUR	4,000	2,440
Volkswagen International Finance NV	4.625%	3/29/49	EUR	4,058	3,798
Volkswagen International Finance NV	3.375%	Perpetual	EUR	8,100	7,608
Volkswagen International Finance NV	3.500%	Perpetual	EUR	11,400	10,465
Volkswagen International Finance NV	3.748%	Perpetual	EUR	8,000	6,834
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	6,774
Volkswagen International Finance NV	3.875%	Perpetual	EUR	13,500	11,102
Volkswagen International Finance NV	4.375%	Perpetual	EUR	2,000	1,603
Volkswagen International Finance NV	4.625%	Perpetual	EUR	4,700	4,162
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	1,122	1,097
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	5,120	4,882
Volkswagen Leasing GmbH	0.000%	7/19/24	EUR	5,000	4,631
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	5,656	5,322
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,064	994
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	3,147	2,727
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	16,849	13,273
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	3,110

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vonovia Finance BV	2.250%	12/15/23	EUR	6,300	6,086
Vonovia Finance BV	1.625%	4/7/24	EUR	5,000	4,748
Vonovia Finance BV	1.250%	12/6/24	EUR	2,000	1,847
Vonovia Finance BV	1.500%	3/31/25	EUR	2,486	2,306
Vonovia Finance BV	1.800%	6/29/25	EUR	12,200	11,146
Vonovia Finance BV	1.125%	9/8/25	EUR	1,300	1,160
Vonovia Finance BV	1.500%	3/22/26	EUR	7,600	6,696
Vonovia Finance BV	1.500%	6/10/26	EUR	2,500	2,181
Vonovia Finance BV	0.625%	7/9/26	EUR	8,000	6,730
Vonovia Finance BV	1.750%	1/25/27	EUR	100	86
Vonovia Finance BV	0.625%	10/7/27	EUR	3,000	2,374
Vonovia Finance BV	1.500%	1/14/28	EUR	500	410
Vonovia Finance BV	2.250%	4/7/30	EUR	1,900	1,491
Vonovia Finance BV	1.000%	7/9/30	EUR	2,800	1,974
Vonovia Finance BV	1.125%	9/14/34	EUR	5,000	2,958
Vonovia Finance BV	2.750%	3/22/38	EUR	700	457
Vonovia Finance BV	1.625%	10/7/39	EUR	1,400	729
Vonovia Finance BV	1.000%	1/28/41	EUR	2,000	920
Vonovia SE	0.000%	12/1/25	EUR	5,000	4,258
Vonovia SE	1.375%	1/28/26	EUR	5,200	4,606
Vonovia SE	1.875%	6/28/28	EUR	400	330
Vonovia SE	0.250%	9/1/28	EUR	3,000	2,212
Vonovia SE	0.625%	12/14/29	EUR	11,300	7,960
Vonovia SE	2.375%	3/25/32	EUR	2,500	1,920
Vonovia SE	0.750%	9/1/32	EUR	4,900	3,087
Vonovia SE	1.000%	6/16/33	EUR	7,300	4,508
Vonovia SE	1.500%	6/14/41	EUR	6,000	3,076
VW Credit Canada Inc.	2.850%	9/26/24	CAD	835	577
VW Credit Canada Inc.	2.050%	12/10/24	CAD	2,170	1,485
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,040	1,993
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,785	1,164
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	5,000	4,436
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	3,500	2,821
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	4,900	3,591
					2,107,414
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	317	293
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	400,000	2,661
Prudential plc	5.875%	5/11/29	GBP	1,541	1,770
Prudential plc	6.125%	12/19/31	GBP	3,322	3,583
					8,307
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,100	759
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	5,000	4,770
Bank of Ireland Group plc	1.000%	11/25/25	EUR	10,729	9,778
CRH Finance DAC	1.375%	10/18/28	EUR	733	624
CRH Finland Services OYJ	0.875%	11/5/23	EUR	2,427	2,341
CRH Funding BV	1.625%	5/5/30	EUR	5,603	4,596
CRH SMW Finance DAC	1.250%	11/5/26	EUR	11,216	10,058
Dell Bank International DAC	0.500%	10/27/26	EUR	12,500	10,699
ESB Finance DAC	3.494%	1/12/24	EUR	552	545
ESB Finance DAC	2.125%	6/8/27	EUR	3,154	2,905
ESB Finance DAC	1.875%	6/14/31	EUR	8,037	6,697
ESB Finance DAC	2.125%	11/5/33	EUR	3,429	2,807
Experian Europe DAC	1.560%	5/16/31	EUR	1,800	1,467
Freshwater Finance plc	5.182%	4/20/35	GBP	977	1,056
Freshwater Finance plc	4.607%	10/17/36	GBP	2,108	1,986
GAS Networks Ireland	1.375%	12/5/26	EUR	1,228	1,113
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,139	4,952
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,396	3,036
Ryanair DAC	1.125%	3/10/23	EUR	100	98
Ryanair DAC	2.875%	9/15/25	EUR	10,172	9,707
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	5,286	5,014
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	5,642
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	6,571	4,367
					94,258

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	2,908	2,853
2i Rete Gas SpA	1.750%	8/28/26	EUR	465	413
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,234	2,741
2i Rete Gas SpA	0.579%	1/29/31	EUR	10,200	7,178
A2A SpA	1.250%	3/16/24	EUR	1,906	1,831
A2A SpA	0.625%	10/28/32	EUR	2,302	1,466
ACEA SpA	1.000%	10/24/26	EUR	3,063	2,664
ACEA SpA	1.500%	6/8/27	EUR	11,966	10,430
ACEA SpA	0.500%	4/6/29	EUR	16,904	12,750
ACEA SpA	0.250%	7/28/30	EUR	1,093	780
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,860	1,594
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,863	1,311
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	11,991	11,194
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	10,042	8,986
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	4,552	3,640
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	3,536	3,585
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	2,700	2,039
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,496
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,700	1,851
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	2,852
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	7,336	7,103
Assicurazioni Generali SpA	6.269%	6/29/49	GBP	6,100	6,571
Assicurazioni Generali SpA	4.596%	11/30/49	EUR	10,000	9,495
ASTM SpA	1.625%	2/8/28	EUR	3,182	2,608
ASTM SpA	1.500%	1/25/30	EUR	4,707	3,520
ASTM SpA	2.375%	11/25/33	EUR	3,200	2,216
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	5,000	4,069
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	3,137
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	4,000	2,962
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	2,746	2,697
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,461	4,243
Banco BPM SpA	1.000%	1/23/25	EUR	7,369	6,953
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	7,821	7,430
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	96
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	4,431
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	5,400	5,069
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	2,800	2,557
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,400	6,653
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,113
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	892
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	1,904
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	300	182
Credito Emiliano SpA	1.125%	1/17/24	EUR	4,913	4,752
Enel Finance International NV	0.000%	6/17/24	EUR	4,778	4,465
Enel Finance International NV	5.625%	8/14/24	GBP	5,516	6,290
Enel Finance International NV	1.000%	9/16/24	EUR	1,815	1,716
Enel Finance International NV	1.966%	1/27/25	EUR	16,202	15,449
Enel Finance International NV	1.375%	6/1/26	EUR	18,270	16,434
Enel Finance International NV	1.125%	9/16/26	EUR	1,319	1,170
Enel Finance International NV	0.000%	6/17/27	EUR	3,000	2,423
Enel Finance International NV	0.375%	6/17/27	EUR	5,892	4,866
Enel Finance International NV	1.000%	10/20/27	GBP	12,199	10,803
Enel Finance International NV	2.875%	4/11/29	GBP	5,300	4,875
Enel Finance International NV	0.375%	5/28/29	EUR	8,000	5,956
Enel Finance International NV	0.500%	6/17/30	EUR	12,800	9,145
Enel Finance International NV	0.875%	9/28/34	EUR	3,100	1,896
Enel Finance International NV	1.125%	10/17/34	EUR	2,547	1,633
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	1,915
Enel Finance International NV	0.875%	6/17/36	EUR	2,786	1,606
Enel Finance International NV	5.750%	9/14/40	GBP	3,390	3,486
Enel SpA	5.625%	6/21/27	EUR	1,060	1,100
Enel SpA	5.750%	6/22/37	GBP	1,455	1,520
Enel SpA	3.500%	5/24/80	EUR	11,386	10,240
Enel SpA	3.375%	11/24/81	EUR	8,120	6,862
Enel SpA	1.375%	Perpetual	EUR	5,552	4,103
Enel SpA	2.250%	Perpetual	EUR	13,023	10,340
Enel SpA	2.500%	Perpetual	EUR	5,410	5,082
Eni SpA	1.750%	1/18/24	EUR	7,347	7,119

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	0.625%	9/19/24	EUR	4,913	4,617
Eni SpA	3.750%	9/12/25	EUR	3,279	3,242
Eni SpA	1.500%	2/2/26	EUR	931	863
Eni SpA	1.250%	5/18/26	EUR	8,000	7,303
Eni SpA	1.500%	1/17/27	EUR	2,457	2,227
Eni SpA	1.625%	5/17/28	EUR	1,209	1,059
Eni SpA	0.375%	6/14/28	EUR	4,807	3,915
Eni SpA	1.125%	9/19/28	EUR	2,683	2,261
Eni SpA	3.625%	1/29/29	EUR	7,400	7,035
Eni SpA	0.625%	1/23/30	EUR	11,089	8,487
Eni SpA	1.000%	10/11/34	EUR	2,908	1,978
Eni SpA	2.000%	Perpetual	EUR	2,000	1,592
Eni SpA	2.625%	Perpetual	EUR	3,910	3,426
Eni SpA	2.750%	Perpetual	EUR	6,276	4,535
Eni SpA	3.375%	Perpetual	EUR	6,437	4,986
FCA Bank SpA	0.000%	4/16/24	EUR	6,000	5,600
Hera SpA	0.875%	10/14/26	EUR	2,457	2,148
Hera SpA	0.875%	7/5/27	EUR	4,913	4,219
Hera SpA	5.200%	1/29/28	EUR	2,908	2,913
Hera SpA	0.250%	12/3/30	EUR	2,900	1,980
Hera SpA	1.000%	4/25/34	EUR	3,491	2,252
Intesa Sanpaolo SpA	1.375%	1/18/24	EUR	7,369	7,087
Intesa Sanpaolo SpA	3.125%	2/5/24	EUR	1,906	1,890
Intesa Sanpaolo SpA	0.500%	3/5/24	EUR	2,500	2,396
Intesa Sanpaolo SpA	1.500%	4/10/24	EUR	2,457	2,363
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	2,818	2,659
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	2,683	2,543
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	5,200	5,180
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,228	1,168
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,351
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	4,913	4,581
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	1,983
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	4,913	4,373
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,367	5,504
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	6,683	5,998
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	3,000	2,414
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	12,669	10,732
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	100	86
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	3,455	2,942
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	5,000	3,514
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	2,776	1,942
Iren SpA	0.875%	11/4/24	EUR	2,277	2,113
Iren SpA	1.950%	9/19/25	EUR	2,908	2,703
Italgas SpA	0.875%	4/24/30	EUR	3,908	2,906
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,459	3,159
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,275	4,946
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	7,821	6,927
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	3,891
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	1,274	1,096
Snam SpA	0.000%	5/12/24	EUR	1,455	1,361
Snam SpA	0.875%	10/25/26	EUR	9,570	8,344
Snam SpA	0.750%	6/20/29	EUR	4,600	3,508
Snam SpA	0.750%	6/17/30	EUR	2,500	1,828
Snam SpA	1.000%	9/12/34	EUR	3,910	2,463
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,796	4,233
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,502	5,384
UniCredit SpA	1.250%	6/25/25	EUR	15,500	14,532
UniCredit SpA	0.325%	1/19/26	EUR	5,000	4,335
UniCredit SpA	1.200%	1/20/26	EUR	5,000	4,511
UniCredit SpA	1.250%	6/16/26	EUR	6,056	5,472
UniCredit SpA	0.375%	10/31/26	EUR	9,297	8,215
UniCredit SpA	2.200%	7/22/27	EUR	18,465	16,139
UniCredit SpA	0.850%	1/19/31	EUR	12,014	8,296
					578,507
Japan (0.4%)
Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	3,459	3,218
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	3,000	2,570
Central Nippon Expressway Co. Ltd.	0.040%	8/19/24	JPY	20,000	134
Central Nippon Expressway Co. Ltd.	0.030%	10/30/24	JPY	500,000	3,356

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	450,000	3,016
	Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	30,763
	Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	480,000	3,208
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	700,000	4,564
	Denso Corp.	0.315%	3/17/28	JPY	500,000	3,345
	East Japan Railway Co.	1.162%	9/15/28	GBP	3,326	3,009
	East Japan Railway Co.	1.850%	4/13/33	EUR	4,000	3,293
	East Japan Railway Co.	4.875%	6/14/34	GBP	2,700	2,993
	East Japan Railway Co.	0.773%	9/15/34	EUR	491	342
	East Japan Railway Co.	1.104%	9/15/39	EUR	5,786	3,615
	East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	650,000	4,360
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	630,000	4,161
	East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	2,636
	East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	370,000	2,451
	East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	10,000	65
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	800,000	5,386
	JT International Financial Services BV	1.000%	11/26/29	EUR	5,455	4,137
	JT International Financial Services BV	2.750%	9/28/33	GBP	2,501	2,120
	JT International Financial Services BV	2.375%	4/7/81	EUR	4,913	4,163
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	46,000	310
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	86,000	576
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	119,000	797
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	341,000	2,274
	Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	373,000	2,417
	Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	213,000	1,364
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	98,000	667
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	36,000	242
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	89,000	585
	Kyushu Electric Power Co. Inc.	0.375%	11/22/29	JPY	600,000	3,913
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	100,000	677
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	9,274	8,696
	Mitsubishi UFJ Financial Group Inc.	2.264%	6/14/25	EUR	5,000	4,790
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	672
	Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	300,000	1,959
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	200,000	1,332
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	7,821	6,202
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	3,139	2,946
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	2,434	2,285
	Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	5,400	4,648
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	127,000	851
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,457	1,831
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	4,913	3,733
	Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	674
	Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	19,300	14,212
	Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	2,078
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	400,000	2,805
[3]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	1,112	1,075
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	5,413	4,862
[3]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	3,279	2,944
	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	4,476	3,726
[3]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	5,053	4,206
	NTT Finance Corp.	0.010%	3/3/25	EUR	8,320	7,654
	NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	670
	NTT Finance Corp.	0.399%	12/13/28	EUR	8,400	6,914
	NTT Finance Corp.	0.342%	3/3/30	EUR	4,910	3,850
	NTT Finance Corp.	0.380%	9/20/30	JPY	4,300,000	28,552
	NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,334
	Panasonic Corp.	0.934%	3/19/25	JPY	700,000	4,784
	Panasonic Corp.	0.470%	9/18/26	JPY	1,000,000	6,750
	Shoko Chukin Bank Ltd.	0.080%	7/27/26	JPY	270,000	1,808
	Shoko Chukin Bank Ltd.	0.090%	9/25/26	JPY	2,250,000	15,067
	Shoko Chukin Bank Ltd.	0.220%	4/27/27	JPY	430,000	2,888
	Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	40,533	36,636
	Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	4,913	4,370
	Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,459	2,786
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	800,000	5,401
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	100	94
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,455	4,925
	Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,365	4,072

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	8,868	7,446
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,181	3,945
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	4,349
Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	6,773	5,600
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	15,786	14,645
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	3,000	2,345
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,136	2,910
Toyota Motor Finance Netherlands BV	3.070%	10/27/25	EUR	1,276	1,141
West Nippon Expressway Co. Ltd.	0.050%	3/19/26	JPY	1,000,000	6,693
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	470,000	3,109
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,440,000	9,665
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	661
					388,318
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,393	1,009
Acef Holding SCA	1.250%	4/26/30	EUR	6,086	3,829
ArcelorMittal SA	1.000%	5/19/23	EUR	3,000	2,931
ArcelorMittal SA	1.750%	11/19/25	EUR	4,986	4,500
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,396
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	1,000	677
Bevco Lux Sarl	1.000%	1/16/30	EUR	2,786	1,906
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	1,471	1,167
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,710	3,645
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	1,200	1,023
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	10,272	7,499
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	4,200	3,410
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	4,200	3,838
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,658	3,434
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,600	1,110
Eurofins Scientific SE	3.750%	7/17/26	EUR	9,400	9,288
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,499	1,314
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	3,195
Logicor Financing Sarl	1.625%	7/15/27	EUR	4,913	3,776
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,820	4,584
Logicor Financing Sarl	2.750%	1/15/30	GBP	4,000	3,400
Logicor Financing Sarl	1.625%	1/17/30	EUR	2,000	1,347
Logicor Financing Sarl	0.875%	1/14/31	EUR	1,986	1,158
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	2,500	2,387
P3 Group Sarl	0.875%	1/26/26	EUR	300	232
P3 Group Sarl	1.625%	1/26/29	EUR	3,100	1,996
Prologis International Funding II SA	1.750%	3/15/28	EUR	375	326
Prologis International Funding II SA	0.875%	7/9/29	EUR	2,958	2,305
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	2,590
Prologis International Funding II SA	1.625%	6/17/32	EUR	9,181	6,603
Prologis International Funding II SA	3.000%	2/22/42	GBP	800	621
SELP Finance Sarl	1.500%	12/20/26	EUR	2,552	2,064
SELP Finance Sarl	0.875%	5/27/29	EUR	1,000	696
SES SA	0.875%	11/4/27	EUR	1,810	1,449
SES SA	2.000%	7/2/28	EUR	2,100	1,735
					93,440
Mexico (0.0%)
America Movil SAB de CV	1.500%	3/10/24	EUR	317	305
America Movil SAB de CV	5.000%	10/27/26	GBP	1,139	1,265
America Movil SAB de CV	0.750%	6/26/27	EUR	2,141	1,853
America Movil SAB de CV	2.125%	3/10/28	EUR	2,501	2,265
America Movil SAB de CV	5.750%	6/28/30	GBP	1,910	2,174
America Movil SAB de CV	4.948%	7/22/33	GBP	1,100	1,172
America Movil SAB de CV	4.375%	8/7/41	GBP	3,704	3,534
					12,568
Netherlands (1.0%)
ABN AMRO Bank NV	2.500%	11/29/23	EUR	1,999	1,967
ABN AMRO Bank NV	0.875%	1/15/24	EUR	2,908	2,795
ABN AMRO Bank NV	2.375%	1/23/24	EUR	8,001	7,883
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,000	14,873
ABN AMRO Bank NV	0.875%	1/14/26	EUR	500	464
ABN AMRO Bank NV	0.600%	1/15/27	EUR	7,400	6,363
ABN AMRO Bank NV	0.500%	9/23/29	EUR	10,000	7,680
ABN AMRO Bank NV	1.500%	9/30/30	EUR	10,593	9,322

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,341
ABN AMRO Bank NV	3.000%	6/1/32	EUR	2,100	1,846
ABN AMRO Bank NV	1.000%	6/2/33	EUR	7,300	5,165
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,000	5,737
ABN AMRO Bank NV	0.375%	1/14/35	EUR	19,600	13,814
ABN AMRO Bank NV	1.375%	1/12/37	EUR	10,800	8,393
ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,700	1,308
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	1,799
ABN AMRO Bank NV	0.400%	9/17/41	EUR	11,400	6,836
Aegon Bank NV	0.375%	11/21/56	EUR	5,000	4,695
Aegon Bank NV	0.750%	6/27/59	EUR	1,300	1,158
Aegon NV	1.000%	12/8/23	EUR	397	383
Aegon NV	6.625%	12/16/39	GBP	456	578
Aegon NV	4.000%	4/25/44	EUR	11,004	10,617
Akzo Nobel NV	1.750%	11/7/24	EUR	1,725	1,663
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	1,858
Akzo Nobel NV	1.625%	4/14/30	EUR	7,400	5,954
Alliander NV	2.875%	6/14/24	EUR	200	197
Alliander NV	0.375%	6/10/30	EUR	3,684	2,915
ASML Holding NV	1.375%	7/7/26	EUR	5,275	4,917
ASML Holding NV	1.625%	5/28/27	EUR	733	678
ASML Holding NV	0.625%	5/7/29	EUR	3,786	3,160
ASR Nederland NV	5.125%	9/29/45	EUR	1,455	1,402
ASR Nederland NV	3.375%	5/2/49	EUR	4,075	3,317
ASR Nederland NV	5.000%	9/30/49	EUR	1,443	1,390
Athora Netherlands NV	2.250%	7/15/31	EUR	2,260	1,812
Cooperatieve Rabobank UA	0.625%	2/27/24	EUR	3,000	2,865
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	2,000	2,092
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	4,752	4,829
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,829	2,635
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	500	313
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	6,470	6,736
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,146	1,956
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,600	19,528
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,645	8,180
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	11,400	9,641
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	18,500	16,432
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	8,900	7,563
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	8,500	8,065
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,000	4,346
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	4,688	4,700
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,466	3,780
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,700	3,088
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	11,800	8,108
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,500	2,715
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,027
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	316	376
CTP NV	2.125%	10/1/25	EUR	700	558
CTP NV	0.875%	1/20/26	EUR	1,500	1,178
CTP NV	0.625%	9/27/26	EUR	4,957	3,665
CTP NV	0.750%	2/18/27	EUR	5,786	3,923
CTP NV	1.250%	6/21/29	EUR	300	177
CTP NV	1.500%	9/27/31	EUR	1,296	675
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,383
de Volksbank NV	0.250%	6/22/26	EUR	7,000	5,956
de Volksbank NV	2.375%	5/4/27	EUR	6,700	6,132
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,239
de Volksbank NV	0.375%	3/3/28	EUR	7,300	5,773
de Volksbank NV	0.750%	10/24/31	EUR	2,457	1,980
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	5,504
Euronext NV	1.125%	6/12/29	EUR	8,700	7,104
Euronext NV	0.750%	5/17/31	EUR	3,000	2,246
Euronext NV	1.500%	5/17/41	EUR	3,200	1,866
EXOR NV	1.750%	1/18/28	EUR	2,592	2,314
EXOR NV	2.250%	4/29/30	EUR	5,947	5,025
EXOR NV	0.875%	1/19/31	EUR	3,000	2,207
Heineken NV	1.500%	12/7/24	EUR	2,501	2,388
Heineken NV	1.625%	3/30/25	EUR	3,910	3,725
Heineken NV	2.875%	8/4/25	EUR	2,863	2,809

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heineken NV	1.375%	1/29/27	EUR	4,958	4,521
Heineken NV	1.500%	10/3/29	EUR	100	87
Heineken NV	2.250%	3/30/30	EUR	7,369	6,651
Heineken NV	1.250%	5/7/33	EUR	4,000	3,106
Heineken NV	1.750%	5/7/40	EUR	4,529	3,077
ING Bank NV	0.875%	4/11/28	EUR	7,700	6,820
ING Bank NV	0.125%	12/8/32	EUR	18,400	13,948
ING Groep NV	1.000%	9/20/23	EUR	3,100	2,998
ING Groep NV	0.100%	9/3/25	EUR	5,000	4,592
ING Groep NV	2.125%	1/10/26	EUR	7,700	7,181
ING Groep NV	3.000%	2/18/26	GBP	4,600	4,820
ING Groep NV	1.250%	2/16/27	EUR	21,700	19,290
ING Groep NV	0.375%	9/29/28	EUR	19,800	15,905
ING Groep NV	2.500%	2/15/29	EUR	5,000	4,753
ING Groep NV	0.250%	2/18/29	EUR	16,800	13,119
ING Groep NV	1.625%	9/26/29	EUR	13,200	12,126
ING Groep NV	0.250%	2/1/30	EUR	9,500	7,104
ING Groep NV	1.000%	11/13/30	EUR	5,000	4,292
ING Groep NV	1.750%	2/16/31	EUR	5,400	4,337
ING Groep NV	0.875%	6/9/32	EUR	3,000	2,441
JDE Peet's NV	0.625%	2/9/28	EUR	8,300	6,687
JDE Peet's NV	0.500%	1/16/29	EUR	7,500	5,699
JDE Peet's NV	1.125%	6/16/33	EUR	8,000	5,277
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	4,578
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	3,082
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,868	1,823
Koninklijke DSM NV	1.000%	4/9/25	EUR	1,544	1,441
Koninklijke DSM NV	0.750%	9/28/26	EUR	10,700	9,426
Koninklijke DSM NV	0.250%	6/23/28	EUR	4,000	3,234
Koninklijke DSM NV	0.625%	6/23/32	EUR	8,500	6,114
Koninklijke KPN NV	0.625%	4/9/25	EUR	5,000	4,625
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,944	2,181
Koninklijke KPN NV	0.875%	12/14/32	EUR	2,600	1,870
Koninklijke KPN NV	0.875%	11/15/33	EUR	1,800	1,255
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,775	3,234
Koninklijke Philips NV	2.000%	3/30/30	EUR	4,913	4,126
LeasePlan Corp. NV	3.500%	4/9/25	EUR	3,276	3,138
LeasePlan Corp. NV	2.125%	5/6/25	EUR	2,900	2,677
LeasePlan Corp. NV	0.250%	2/23/26	EUR	10,891	9,220
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	6,500	5,938
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	9,000	7,134
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	6,009
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	3,900	3,611
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	5,400	5,168
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	400	378
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	8,293	7,579
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,455	1,063
NIBC Bank NV	3.125%	11/15/23	GBP	6,000	6,682
NIBC Bank NV	0.875%	7/8/25	EUR	4,000	3,567
NIBC Bank NV	0.625%	6/1/26	EUR	5,700	5,185
NIBC Bank NV	0.250%	9/9/26	EUR	10,000	8,215
NIBC Bank NV	0.500%	3/19/27	EUR	7,600	6,734
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,191
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	3,987
NIBC Bank NV	0.125%	4/21/31	EUR	23,000	17,573
NN Group NV	1.625%	6/1/27	EUR	3,100	2,775
NN Group NV	4.625%	4/8/44	EUR	2,000	1,945
NN Group NV	4.625%	1/13/48	EUR	6,591	5,968
NN Group NV	4.375%	6/29/49	EUR	10,452	10,059
NN Group NV	4.500%	7/15/49	EUR	5,300	4,963
PostNL NV	1.000%	11/21/24	EUR	957	894
PostNL NV	0.625%	9/23/26	EUR	2,457	2,159
Royal Schiphol Group NV	0.000%	4/22/25	EUR	7,578	6,839
Royal Schiphol Group NV	2.000%	10/5/26	EUR	2,000	1,848
Royal Schiphol Group NV	2.000%	4/6/29	EUR	17,546	15,504
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	3,610
Shell International Finance BV	1.125%	4/7/24	EUR	5,139	4,948
Shell International Finance BV	0.375%	2/15/25	EUR	11,548	10,743
Shell International Finance BV	1.625%	1/20/27	EUR	11,925	11,013

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Shell International Finance BV	0.125%	11/8/27	EUR	2,457	2,081
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	7,217
Shell International Finance BV	1.250%	5/12/28	EUR	4,217	3,723
Shell International Finance BV	0.750%	8/15/28	EUR	4,913	4,191
Shell International Finance BV	1.000%	12/10/30	GBP	2,771	2,339
Shell International Finance BV	1.875%	4/7/32	EUR	8,913	7,625
Shell International Finance BV	0.875%	11/8/39	EUR	4,868	2,919
Shell International Finance BV	1.750%	9/10/52	GBP	2,457	1,422
Stedin Holding NV	0.875%	10/24/25	EUR	21,650	19,787
Stedin Holding NV	0.500%	11/14/29	EUR	2,457	1,943
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,233
TenneT Holding BV	1.000%	6/13/26	EUR	100	91
TenneT Holding BV	1.375%	6/5/28	EUR	24,013	21,124
TenneT Holding BV	1.375%	6/26/29	EUR	5,149	4,377
TenneT Holding BV	0.875%	6/3/30	EUR	5,403	4,315
TenneT Holding BV	0.500%	6/9/31	EUR	4,000	2,976
TenneT Holding BV	0.125%	11/30/32	EUR	500	336
TenneT Holding BV	1.250%	10/24/33	EUR	822	607
TenneT Holding BV	0.875%	6/16/35	EUR	7,700	5,180
TenneT Holding BV	1.875%	6/13/36	EUR	2,737	2,051
TenneT Holding BV	1.500%	6/3/39	EUR	5,862	3,894
TenneT Holding BV	0.500%	11/30/40	EUR	5,916	3,135
TenneT Holding BV	1.125%	6/9/41	EUR	5,300	3,159
TenneT Holding BV	2.750%	5/17/42	EUR	5,100	3,986
Toyota Motor Finance Netherlands BV	0.750%	12/19/25	GBP	4,000	4,070
Universal Music Group NV	3.000%	6/30/27	EUR	4,028	3,835
Vesteda Finance BV	1.500%	5/24/27	EUR	1,906	1,653
Vesteda Finance BV	0.750%	10/18/31	EUR	2,786	1,959
VIA Outlets BV	1.750%	11/15/28	EUR	2,400	1,740
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,238
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,300	1,019
					860,444
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	16,876	13,858
ASB Bank Ltd.	1.646%	5/4/26	NZD	3,000	1,527
ASB Finance Ltd.	0.625%	10/18/24	EUR	1,737	1,640
ASB Finance Ltd.	0.750%	10/9/25	EUR	2,457	2,273
ASB Finance Ltd.	0.250%	5/21/31	EUR	34,362	26,342
Bank of New Zealand	1.884%	6/8/26	NZD	1,000	511
BNZ International Funding Ltd.	0.500%	7/3/24	EUR	15,500	14,718
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	7,369	6,833
Chorus Ltd.	3.625%	9/7/29	EUR	2,000	1,923
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	592	708
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	837	783
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	200	121
Westpac New Zealand Ltd.	1.439%	2/24/26	NZD	4,000	2,035
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	4,913	4,725
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	2,850	2,799
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	3,910	3,672
					84,468
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	3,200	2,540
DNB Bank ASA	2.625%	6/10/26	GBP	15,300	16,384
DNB Bank ASA	4.000%	8/17/27	GBP	7,000	7,485
DNB Bank ASA	0.375%	1/18/28	EUR	200	172
DNB Bank ASA	0.250%	2/23/29	EUR	7,000	5,621
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	4,913	4,623
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,369	6,773
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	20,576	18,346
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	22,571
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	822	767
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	9,057	7,613
Equinor ASA	2.875%	9/10/25	EUR	16,016	15,787
Equinor ASA	0.750%	5/22/26	EUR	5,518	5,030
Equinor ASA	0.750%	11/9/26	EUR	6,953	6,279
Equinor ASA	1.250%	2/17/27	EUR	9,681	8,855
Equinor ASA	6.125%	11/27/28	GBP	4,302	5,132
Equinor ASA	6.875%	3/11/31	GBP	3,477	4,441

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Equinor ASA	1.375%	5/22/32	EUR	12,567	10,285
Equinor ASA	1.625%	2/17/35	EUR	4,501	3,539
Equinor ASA	1.625%	11/9/36	EUR	1,004	760
Equinor ASA	4.250%	4/10/41	GBP	2,293	2,278
Norsk Hydro ASA	1.125%	4/11/25	EUR	642	591
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	8,500	7,864
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	400	361
Santander Consumer Bank A/S	0.125%	4/14/26	EUR	5,000	4,344
SpareBank 1 Boligkreditt A/S	0.375%	6/26/24	EUR	15,000	14,255
SpareBank 1 Boligkreditt A/S	0.500%	1/30/25	EUR	15,000	14,068
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	4,913	4,399
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	20,228	18,034
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	4,913	4,271
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	4,913	3,938
SpareBank 1 Boligkreditt AS	0.125%	1/20/28	EUR	20,000	16,985
SpareBank 1 SMN	0.010%	2/18/28	EUR	4,947	3,966
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	1,906	1,807
Sparebanken Vest Boligkreditt A/S	0.375%	2/14/24	EUR	24,057	23,081
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	4,913	4,626
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	27,274	24,915
SR-Boligkreditt A/S	0.375%	10/3/24	EUR	12,264	11,571
SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	13,068
Statkraft A/S	1.125%	3/20/25	EUR	7,369	6,928
Statkraft A/S	1.500%	3/26/30	EUR	1,323	1,130
Statnett SF	0.875%	3/8/25	EUR	308	288
Statnett SF	1.250%	4/26/30	EUR	1,847	1,535
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	4,321	2,955
Telenor ASA	2.500%	5/22/25	EUR	1,184	1,140
Telenor ASA	0.750%	5/31/26	EUR	7,911	7,112
Telenor ASA	1.125%	5/31/29	EUR	6,614	5,591
					354,104
Poland (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	2,773	2,723
Polski Koncern Naftowy ORLEN SA	1.125%	5/27/28	EUR	1,000	771
					3,494
Portugal (0.1%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,165
Brisa-Concessao Rodoviaria SA	2.000%	3/22/23	EUR	100	98
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,500	6,199
Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	7,300	5,723
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,200	7,417
EDP Finance BV	8.625%	1/4/24	GBP	4,414	5,270
EDP Finance BV	1.125%	2/12/24	EUR	5,545	5,329
EDP Finance BV	2.000%	4/22/25	EUR	7,811	7,428
EDP Finance BV	1.625%	1/26/26	EUR	12,849	11,903
EDP Finance BV	0.375%	9/16/26	EUR	4,913	4,295
EDP Finance BV	1.500%	11/22/27	EUR	1,398	1,241
Energias de Portugal SA	2.875%	6/1/26	EUR	5,900	5,661
Ren Finance BV	1.750%	1/18/28	EUR	1,296	1,156
					65,885
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	2,908	2,276
NE Property BV	3.375%	7/14/27	EUR	393	304
NE Property BV	2.000%	1/20/30	EUR	2,000	1,301
					3,881
Singapore (0.1%)
DBS Bank Ltd.	0.375%	1/23/24	EUR	5,365	5,149
DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	1,250	859
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	4,913	4,590
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	10,829	8,191
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,234	3,727
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,444	1,522
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	6,141	5,753
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	15,348	12,449
					42,240
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	100	92

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Anglo American Capital plc	1.625%	3/11/26	EUR	1,315	1,195
						1,287
South Korea (0.0%)
[3]	LG Chem Ltd.	0.500%	4/15/23	EUR	597	584
Spain (0.7%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	5,000	4,948
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	95
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	1,814
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	300	271
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,511
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	600	513
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,600	3,239
	Abertis Infraestructuras SA	1.250%	2/7/28	EUR	1,800	1,495
	Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	2,469
	Abertis Infraestructuras SA	2.250%	3/29/29	EUR	13,500	11,465
	Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,800	1,539
	Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,300
	Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,200	2,460
	ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	2,000	1,798
	Amadeus IT Group SA	2.500%	5/20/24	EUR	2,000	1,946
	Amadeus IT Group SA	1.875%	9/24/28	EUR	3,300	2,873
	AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	17,300	18,096
	AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,011
	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	1,500	1,440
	Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	1,500	1,468
	Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	1,500	1,398
	Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,600	3,639
	Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,400	6,715
	Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	5,300	4,478
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	3,700	3,511
	Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	22,000	19,131
	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	EUR	8,600	8,184
	Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	7,100	6,244
	Banco de Sabadell SA	1.625%	3/7/24	EUR	9,200	8,812
	Banco de Sabadell SA	0.625%	6/10/24	EUR	14,900	14,195
	Banco de Sabadell SA	1.125%	3/11/27	EUR	8,700	7,683
	Banco Santander SA	1.375%	7/31/24	GBP	2,000	2,149
	Banco Santander SA	1.125%	11/27/24	EUR	7,200	6,857
	Banco Santander SA	0.463%	12/5/24	JPY	1,000,000	6,664
	Banco Santander SA	1.125%	1/17/25	EUR	2,000	1,866
	Banco Santander SA	2.500%	3/18/25	EUR	4,800	4,559
	Banco Santander SA	1.000%	4/7/25	EUR	21,100	19,895
	Banco Santander SA	1.375%	1/5/26	EUR	2,000	1,805
	Banco Santander SA	1.500%	1/25/26	EUR	12,700	11,973
	Banco Santander SA	3.875%	2/6/26	EUR	100	101
	Banco Santander SA	3.250%	4/4/26	EUR	5,500	5,196
	Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,336
	Banco Santander SA	0.500%	2/4/27	EUR	4,500	3,775
	Banco Santander SA	0.500%	3/24/27	EUR	10,800	9,349
	Banco Santander SA	4.625%	5/4/27	EUR	900	946
	Banco Santander SA	2.375%	9/8/27	EUR	20,000	19,100
	Banco Santander SA	2.125%	2/8/28	EUR	1,400	1,207
	Banco Santander SA	0.200%	2/11/28	EUR	7,300	5,953
	Banco Santander SA	0.310%	6/9/28	CHF	3,465	2,985
	Banco Santander SA	1.125%	10/25/28	EUR	2,500	2,198
	Banco Santander SA	1.625%	10/22/30	EUR	8,000	5,963
	Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,111
	Banco Santander SA	0.100%	2/27/32	EUR	8,000	5,838
	Banco Santander SA	2.000%	11/27/34	EUR	5,700	4,830
	Bankinter SA	1.000%	2/5/25	EUR	4,000	3,781
	Bankinter SA	1.250%	2/7/28	EUR	100	90
	CaixaBank SA	2.375%	2/1/24	EUR	3,400	3,305
	CaixaBank SA	2.625%	3/21/24	EUR	2,800	2,758
	CaixaBank SA	1.125%	5/17/24	EUR	4,000	3,815
	CaixaBank SA	0.625%	10/1/24	EUR	2,000	1,853
	CaixaBank SA	0.375%	2/3/25	EUR	2,000	1,837
	CaixaBank SA	4.000%	2/3/25	EUR	6,100	6,157
	CaixaBank SA	3.875%	2/17/25	EUR	29,800	29,983

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	0.625%	3/27/25	EUR	8,900	8,314
CaixaBank SA	1.000%	9/25/25	EUR	5,500	5,126
CaixaBank SA	1.125%	3/27/26	EUR	5,000	4,483
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,196
CaixaBank SA	0.750%	7/9/26	EUR	13,300	11,631
CaixaBank SA	0.750%	7/10/26	EUR	11,200	10,121
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,158
CaixaBank SA	0.375%	11/18/26	EUR	4,000	3,464
CaixaBank SA	1.250%	1/11/27	EUR	200	183
CaixaBank SA	1.000%	1/17/28	EUR	5,400	4,773
CaixaBank SA	0.750%	5/26/28	EUR	10,900	8,905
CaixaBank SA	2.250%	4/17/30	EUR	6,900	6,127
CaixaBank SA	1.250%	6/18/31	EUR	3,000	2,476
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,440
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,300	3,092
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	1,700	1,598
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	500	503
Criteria Caixa SA	0.875%	10/28/27	EUR	3,300	2,752
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,600	2,440
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	87
Eurocaja Rural SCC	0.875%	5/27/24	EUR	2,500	2,392
FCC Aqualia SA	2.629%	6/8/27	EUR	1,893	1,688
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	2,500	2,435
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	2,300	2,699
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	1,400	1,352
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	100	94
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,500	6,084
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,100	1,865
Iberdrola International BV	1.875%	10/8/24	EUR	200	194
Iberdrola International BV	0.375%	9/15/25	EUR	8,300	7,630
Iberdrola International BV	1.125%	4/21/26	EUR	2,200	2,047
Iberdrola International BV	1.450%	Perpetual	EUR	6,000	4,867
Iberdrola International BV	1.874%	Perpetual	EUR	15,800	13,453
Iberdrola International BV	2.250%	Perpetual	EUR	3,300	2,495
Iberdrola International BV	3.250%	Perpetual	EUR	11,800	11,048
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,300	2,162
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	3,808
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	1,819
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,000	826
Lar Espana Real Estate Socimi SA	1.843%	11/3/28	EUR	1,300	818
Mapfre SA	1.625%	5/19/26	EUR	600	545
Mapfre SA	4.375%	3/31/47	EUR	2,300	2,064
Mapfre SA	4.125%	9/7/48	EUR	3,600	3,085
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,764	4,345
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	6,200	4,392
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	1,858
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	2,200	2,092
Naturgy Finance BV	2.875%	3/11/24	EUR	2,000	1,953
Naturgy Finance BV	0.875%	5/15/25	EUR	3,900	3,572
Naturgy Finance BV	1.250%	4/19/26	EUR	4,400	3,957
Naturgy Finance BV	1.375%	1/19/27	EUR	100	88
Naturgy Finance BV	1.500%	1/29/28	EUR	1,000	870
Naturgy Finance BV	0.750%	11/28/29	EUR	3,200	2,494
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	5,139	4,526
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,200	4,319
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	9,700	10,186
Prosegur Cash SA	1.375%	2/4/26	EUR	500	447
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	100	94
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	200	184
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	200	183
Redexis Gas Finance BV	1.875%	5/28/25	EUR	4,000	3,708
Redexis Gas Finance BV	1.875%	4/27/27	EUR	7,596	6,643
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	2,000	1,582
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	2,900	2,050
Repsol International Finance BV	2.250%	12/10/26	EUR	5,000	4,732
Repsol International Finance BV	0.250%	8/2/27	EUR	500	429
Santander Consumer Finance SA	1.000%	2/27/24	EUR	5,400	5,166
Santander Consumer Finance SA	0.375%	6/27/24	EUR	5,000	4,696
Santander Consumer Finance SA	0.375%	1/17/25	EUR	9,600	8,840

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Santander Consumer Finance SA	0.000%	2/23/26	EUR	2,000	1,747
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,700	9,182
Telefonica Emisiones SA	1.069%	2/5/24	EUR	8,500	8,212
Telefonica Emisiones SA	5.375%	2/2/26	GBP	707	793
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	1,850
Telefonica Emisiones SA	1.447%	1/22/27	EUR	10,100	9,173
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	364
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,300	3,780
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,850	3,120
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,600	5,207
Telefonica Emisiones SA	0.664%	2/3/30	EUR	5,900	4,672
Telefonica Emisiones SA	2.592%	5/25/31	EUR	8,900	7,936
Telefonica Emisiones SA	1.807%	5/21/32	EUR	7,900	6,363
Telefonica Emisiones SA	1.864%	7/13/40	EUR	3,900	2,595
Telefonica Europe BV	5.875%	2/14/33	EUR	3,152	3,482
Unicaja Banco SA	4.500%	6/30/25	EUR	400	392
Unicaja Banco SA	1.000%	12/1/26	EUR	2,700	2,327
					648,916
Sweden (1.0%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	5,870	5,434
Akelius Residential Property AB	1.750%	2/7/25	EUR	777	700
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,455	1,485
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	4,005	2,867
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,262	3,497
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,100	916
Atlas Copco AB	0.625%	8/30/26	EUR	100	89
Balder Finland OYJ	1.000%	1/20/29	EUR	3,000	1,766
Balder Finland OYJ	1.375%	5/24/30	EUR	1,071	588
Castellum Helsinki Finance Holding Abp	2.000%	3/24/25	EUR	2,000	1,678
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	2,230	1,299
Danske Hypotek AB	1.000%	12/21/22	SEK	99,000	8,955
Danske Hypotek AB	1.000%	12/17/25	SEK	268,000	22,486
EQT AB	2.375%	4/6/28	EUR	3,500	2,942
EQT AB	2.875%	4/6/32	EUR	5,400	4,118
Essity AB	1.125%	3/27/24	EUR	4,868	4,666
Essity AB	1.625%	3/30/27	EUR	822	748
Essity AB	0.250%	2/8/31	EUR	5,684	4,088
Fastighets AB Balder	1.875%	3/14/25	EUR	100	81
Fastighets AB Balder	1.875%	1/23/26	EUR	4,461	3,434
Fastighets AB Balder	1.125%	1/29/27	EUR	1,100	738
Fastighets AB Balder	1.250%	1/28/28	EUR	1,257	801
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	6,652	5,127
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	7,391	5,279
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	5,962	3,537
Investor AB	0.375%	10/29/35	EUR	4,500	2,849
Investor AB	1.500%	6/20/39	EUR	7,000	4,735
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	733	702
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	78,500	6,875
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	420,800	33,569
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,457	2,311
Nordea Hypotek AB	1.000%	9/18/24	SEK	643,100	56,038
Nordea Hypotek AB	0.500%	9/16/26	SEK	25,300	2,050
Nordea Hypotek AB	1.000%	6/16/27	SEK	390,000	31,223
Sagax AB	2.250%	3/13/25	EUR	491	442
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,786	3,929
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	100	65
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	1,200	946
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	2,913	1,821
Sandvik AB	2.125%	6/7/27	EUR	2,500	2,286
SBB Treasury OYJ	0.750%	12/14/28	EUR	6,713	3,591
SBB Treasury OYJ	1.125%	11/26/29	EUR	1,200	646
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	100,000	8,862
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	26,000	2,252
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	570,000	47,832
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	9,725	8,854
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	14,323
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,359	2,848
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	597	528
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	5,000	4,022

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	15,349	14,616
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	4,913	3,797
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	26,000	1,932
SKF AB	0.250%	2/15/31	EUR	2,845	2,048
Stadshypotek AB	0.375%	2/21/24	EUR	3,415	3,275
Stadshypotek AB	1.500%	3/1/24	SEK	436,000	38,672
Stadshypotek AB	1.500%	12/3/24	SEK	602,000	52,474
Stadshypotek AB	0.500%	7/11/25	EUR	1,455	1,351
Stadshypotek AB	0.375%	3/13/26	EUR	16,804	15,270
Stadshypotek AB	0.500%	6/1/26	SEK	584,000	47,417
Stadshypotek AB	0.125%	10/5/26	EUR	100	89
Stadshypotek AB	1.000%	3/1/27	SEK	268,000	21,651
Stadshypotek AB	0.750%	11/1/27	EUR	3,459	3,066
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,116
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	2,457	2,307
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	14,204	13,318
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	9,958	8,509
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	10,000	8,641
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	5,500	4,580
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	4,480	4,240
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	4,913	3,706
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	2,000	2,074
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	174,000	15,253
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	5,365	5,031
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	656,000	55,239
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,457	2,271
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,071
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	382	345
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	23,183
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	20,938
Swedbank AB	0.750%	5/5/25	EUR	7,908	7,309
Swedbank AB	0.250%	11/2/26	EUR	9,767	8,443
Swedbank AB	0.300%	5/20/27	EUR	13,262	11,401
Swedbank AB	1.000%	11/22/27	EUR	2,863	2,823
Swedbank AB	1.375%	12/8/27	GBP	6,100	5,812
Swedbank AB	0.200%	1/12/28	EUR	16,159	12,902
Swedbank Hypotek AB	1.000%	12/20/23	SEK	195,800	17,313
Swedbank Hypotek AB	0.400%	5/8/24	EUR	2,457	2,344
Swedbank Hypotek AB	1.000%	9/18/24	SEK	846,900	73,401
Swedbank Hypotek AB	0.050%	5/28/25	EUR	2,000	1,840
Swedbank Hypotek AB	0.500%	2/5/26	EUR	4,913	4,490
Swedbank Hypotek AB	1.375%	5/31/27	EUR	18,800	17,299
Tele2 AB	1.125%	5/15/24	EUR	4,046	3,859
Tele2 AB	2.125%	5/15/28	EUR	1,508	1,362
Tele2 AB	0.750%	3/23/31	EUR	896	681
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	1,300	901
Telia Co. AB	3.875%	10/1/25	EUR	954	956
Telia Co. AB	0.125%	11/27/30	EUR	8,255	6,110
Telia Co. AB	2.125%	2/20/34	EUR	5,961	4,899
Telia Co. AB	1.625%	2/23/35	EUR	1,100	836
Telia Co. AB	1.375%	5/11/81	EUR	2,100	1,801
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,690
Vattenfall AB	0.050%	10/15/25	EUR	2,863	2,567
Vattenfall AB	6.875%	4/15/39	GBP	2,457	3,196
Volvo Treasury AB	2.000%	8/19/27	EUR	1,000	919
					910,552
Switzerland (1.0%)
ABB Finance BV	0.000%	1/19/30	EUR	7,151	5,375
Adecco International Financial Services BV	1.000%	12/2/24	EUR	552	517
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	5,897
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	1,600	1,392
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	7,461	7,000
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	17,657	16,295
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,004	837
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,455	2,181
Basler Kantonalbank	0.300%	6/22/27	CHF	2,210	2,062
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,637	2,517
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	3,000	2,590
Credit Suisse AG	1.125%	12/15/25	GBP	3,000	2,952

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Suisse AG	0.250%	1/5/26	EUR	10,800	9,266
Credit Suisse AG	1.500%	4/10/26	EUR	382	337
Credit Suisse Group AG	1.250%	7/17/25	EUR	18,459	16,779
Credit Suisse Group AG	2.125%	9/12/25	GBP	6,953	7,218
Credit Suisse Group AG	3.250%	4/2/26	EUR	17,997	16,651
Credit Suisse Group AG	1.000%	6/24/27	EUR	3,988	3,249
Credit Suisse Group AG	0.650%	1/14/28	EUR	17,725	13,804
Credit Suisse Group AG	2.250%	6/9/28	GBP	8,521	7,767
Credit Suisse Group AG	0.650%	9/10/29	EUR	9,241	6,400
Credit Suisse Group AG	0.625%	1/18/33	EUR	15,900	9,351
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,590	5,193
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	3,108	2,672
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	13,249	11,927
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	4,913	4,414
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,913	4,126
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	4,913	4,334
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	3,252
Helvetia Europe SA	2.750%	9/30/41	EUR	6,257	4,655
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	2,728	2,677
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	4,100	3,921
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,786	1,530
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	2,464
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,712	4,157
Holcim Finance Luxembourg SA	0.625%	4/6/30	EUR	2,786	2,024
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	4,249	3,023
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,369	5,070
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	4,300	2,768
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	1,282	1,112
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,100	829
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	3,920	3,917
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	700	573
Novartis AG	0.625%	11/13/29	CHF	1,355	1,232
Novartis Finance SA	1.625%	11/9/26	EUR	2,457	2,299
Novartis Finance SA	0.000%	9/23/28	EUR	9,000	7,432
Novartis Finance SA	1.375%	8/14/30	EUR	3,956	3,397
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	1,720	1,743
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	3,920	3,924
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	2,455	2,416
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,200	5,177
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,455	2,376
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	3,920	3,777
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	5,835	6,019
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,245	4,979
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,475	1,541
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,080	9,511
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	985	1,019
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,250	11,567
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	18,725	17,331
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	9,317
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	4,941
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	3,920	3,668
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,455	2,268
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,720	12,462
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,355	6,879
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	29,435	27,188
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,680	3,297
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,355	6,745
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	985	954
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	46,990	41,273
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	43,885	38,192
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	4,900	4,337
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	985	965
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	12,875
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,720	1,539
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,535	3,864
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	13,275	13,201
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,490	6,351
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,680	3,356
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,000	5,105

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	8,285	6,841
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,455	2,125
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,575	8,106
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	10,706
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	8,405
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	985	851
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,455	2,005
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,990	1,533
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,965	1,602
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,700	2,269
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	1,400	1,047
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,065	3,057
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,455	2,237
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,045	3,068
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	4,900	3,467
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	7,355	7,241
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	495	491
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	15,915	15,583
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	1,080	1,068
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	7,355	7,169
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,455	2,393
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,475	1,496
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,030	6,765
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,430	3,435
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	4,900	4,603
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	27,520	25,690
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	3,920	3,874
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,365	1,263
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	3,025	2,755
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,455	2,348
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	12,315	11,176
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	15,040	14,730
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	11,760	10,870
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,455	2,219
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	14,640	12,656
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,575	7,678
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,655	4,162
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,680	3,193
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,230	12,959
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	20,935
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	4,900	4,265
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	6,058
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	2,945	2,468
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	19,000	14,947
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,355	5,776
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,370	5,257
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	5,035	3,791
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,455	1,966
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	3,496
Richemont International Holding SA	1.000%	3/26/26	EUR	7,550	6,969
Richemont International Holding SA	1.500%	3/26/30	EUR	3,000	2,582
Richemont International Holding SA	1.125%	5/26/32	EUR	3,684	2,921
Richemont International Holding SA	2.000%	3/26/38	EUR	7,550	5,764
Richemont International Holding SA	1.625%	5/26/40	EUR	4,913	3,335
Roche Finance Europe BV	0.875%	2/25/25	EUR	316	302
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	5,400	4,775
St. Galler Kantonalbank	0.500%	6/24/25	CHF	210	204
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	4,570
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	3,900	3,077
Swisscom AG	1.750%	7/10/24	CHF	985	987
Tyco Electronics Group SA	0.000%	2/14/25	EUR	3,144	2,889
Tyco Electronics Group SA	0.000%	2/16/29	EUR	2,756	2,141
UBS AG	0.500%	3/31/31	EUR	4,600	3,429
UBS Group AG	2.125%	3/4/24	EUR	600	582
UBS Group AG	1.500%	11/30/24	EUR	3,675	3,502
UBS Group AG	1.250%	4/17/25	EUR	15,277	14,424
UBS Group AG	0.250%	1/29/26	EUR	2,457	2,213
UBS Group AG	1.250%	9/1/26	EUR	12,959	11,434
UBS Group AG	0.250%	2/24/28	EUR	13,784	10,906

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UBS Group AG	0.250%	11/5/28	EUR	10,959	8,727
UBS Group AG	0.875%	11/3/31	EUR	12,176	8,835
UBS Group AG	0.625%	2/24/33	EUR	3,000	2,050
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,455	2,346
Zuercher Kantonalbank	0.125%	5/13/26	CHF	805	762
Zuercher Kantonalbank	0.300%	1/25/28	CHF	10,000	9,255
Zurich Finance Ireland DAC	5.125%	11/23/52	GBP	2,000	2,027
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,369	4,897
					927,592
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	100	91
DP World Ltd.	4.250%	9/25/30	GBP	1,004	1,050
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,530	948
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,130	612
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	8,145	7,762
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	1,866
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	3,247	2,814
MDGH - GMTN BV	6.875%	3/14/26	GBP	225	261
MDGH - GMTN BV	1.000%	3/10/34	EUR	2,000	1,357
					16,761
United Kingdom (2.3%)
3i Group plc	5.750%	12/3/32	GBP	2,439	2,703
3i Group plc	3.750%	6/5/40	GBP	1,300	1,039
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,098	3,158
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,404	1,537
AA Bond Co. Ltd.	4.875%	7/31/43	GBP	500	545
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	421
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	490
ABP Finance plc	6.250%	12/14/26	GBP	2,141	2,486
Admiral Group plc	5.500%	7/25/24	GBP	1,184	1,323
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	1,000	1,173
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	777	735
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	4,219	4,912
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,231	2,310
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,457	2,518
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,307	1,161
Anchor Hanover Group	2.000%	7/21/51	GBP	1,491	903
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	1,411	1,473
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	8,381	9,372
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	14,425	14,606
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,360	1,489
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	242	293
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,500	1,035
Annington Funding plc	1.650%	7/12/24	EUR	4,815	4,505
Annington Funding plc	2.646%	7/12/25	GBP	1,455	1,510
Annington Funding plc	3.184%	7/12/29	GBP	4,526	4,181
Annington Funding plc	3.685%	7/12/34	GBP	3,595	3,162
Annington Funding plc	3.935%	7/12/47	GBP	3,513	2,824
Arqiva Financing plc	4.882%	12/31/32	GBP	1,385	1,495
Artesian Finance II plc	6.000%	9/30/33	GBP	1,495	1,832
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,936	3,126
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,388	1,494
Assura Financing plc	1.625%	6/30/33	GBP	1,100	813
Aster Treasury plc	1.405%	1/27/36	GBP	2,000	1,441
Aster Treasury plc	4.500%	12/18/43	GBP	1,319	1,338
AstraZeneca plc	0.750%	5/12/24	EUR	8,700	8,302
AstraZeneca plc	0.375%	6/3/29	EUR	15,000	12,232
AstraZeneca plc	5.750%	11/13/31	GBP	1,956	2,387
Aviva plc	1.875%	11/13/27	EUR	4,906	4,422
Aviva plc	4.000%	10/2/30	CAD	1,537	983
Aviva plc	3.875%	7/3/44	EUR	1,210	1,165
Aviva plc	3.375%	12/4/45	EUR	2,908	2,695
Aviva plc	4.375%	9/12/49	GBP	2,453	2,366
Aviva plc	5.125%	6/4/50	GBP	1,104	1,089
Aviva plc	4.000%	6/3/55	GBP	1,804	1,485
Aviva plc	6.875%	5/20/58	GBP	4,223	4,685
Babcock International Group plc	1.875%	10/5/26	GBP	1,906	1,799
Babcock International Group plc	1.375%	9/13/27	EUR	217	174

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Backward 2017 Ltd.	2.125%	3/25/53	GBP	2,000	1,227
	Bank of Scotland plc	4.875%	12/20/24	GBP	684	789
	Barclays plc	3.125%	1/17/24	GBP	3,415	3,811
	Barclays plc	3.375%	4/2/25	EUR	3,633	3,524
	Barclays plc	0.750%	6/9/25	EUR	5,000	4,623
	Barclays plc	1.375%	1/24/26	EUR	8,047	7,355
	Barclays plc	3.000%	5/8/26	GBP	6,165	6,305
	Barclays plc	3.250%	2/12/27	GBP	11,031	11,097
	Barclays plc	2.166%	6/23/27	CAD	1,591	1,009
	Barclays plc	0.877%	1/28/28	EUR	7,200	5,931
	Barclays plc	4.000%	6/26/29	AUD	1,000	535
	Barclays plc	0.577%	8/9/29	EUR	13,552	10,311
	Barclays plc	3.750%	11/22/30	GBP	2,261	2,336
	Barclays plc	1.125%	3/22/31	EUR	4,179	3,456
	Barclays plc	1.106%	5/12/32	EUR	5,552	3,890
	Barclays plc	3.250%	1/17/33	GBP	100	87
	BAT Capital Corp.	2.125%	8/15/25	GBP	687	703
	BAT International Finance plc	2.750%	3/25/25	EUR	2,908	2,766
	BAT International Finance plc	1.250%	3/13/27	EUR	3,843	3,191
	BAT International Finance plc	2.250%	6/26/28	GBP	14,600	12,904
	BAT International Finance plc	2.250%	1/16/30	EUR	8,823	6,738
	BAT International Finance plc	6.000%	11/24/34	GBP	2,313	2,278
	BAT International Finance plc	5.750%	7/5/40	GBP	1,414	1,239
	BAT International Finance plc	2.250%	9/9/52	GBP	1,559	780
	BAT Netherlands Finance BV	2.375%	10/7/24	EUR	14,913	14,179
	BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,923	7,830
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,392	1,373
	Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,981	1,255
	BG Energy Capital plc	5.125%	12/1/25	GBP	2,962	3,370
	BG Energy Capital plc	2.250%	11/21/29	EUR	6,099	5,370
	BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,097
	Blend Funding plc	3.459%	9/21/49	GBP	2,500	2,123
	Blend Funding plc	2.922%	4/5/56	GBP	2,545	1,851
	BP Capital Markets BV	0.933%	12/4/40	EUR	4,459	2,551
	BP Capital Markets BV	1.467%	9/21/41	EUR	981	601
	BP Capital Markets plc	1.177%	8/12/23	GBP	1,499	1,676
	BP Capital Markets plc	1.876%	4/7/24	EUR	6,572	6,378
	BP Capital Markets plc	0.900%	7/3/24	EUR	9,053	8,596
	BP Capital Markets plc	0.830%	9/19/24	EUR	3,910	3,700
	BP Capital Markets plc	2.030%	2/14/25	GBP	687	739
	BP Capital Markets plc	1.953%	3/3/25	EUR	3,550	3,397
	BP Capital Markets plc	3.470%	5/15/25	CAD	1,351	959
	BP Capital Markets plc	1.077%	6/26/25	EUR	2,592	2,413
	BP Capital Markets plc	2.972%	2/27/26	EUR	2,547	2,458
	BP Capital Markets plc	2.274%	7/3/26	GBP	5,462	5,690
	BP Capital Markets plc	2.213%	9/25/26	EUR	6,367	5,972
	BP Capital Markets plc	1.573%	2/16/27	EUR	14,084	12,755
	BP Capital Markets plc	0.831%	11/8/27	EUR	7,369	6,346
	BP Capital Markets plc	2.519%	4/7/28	EUR	1,767	1,634
	BP Capital Markets plc	2.822%	4/7/32	EUR	10,599	9,450
	BP Capital Markets plc	1.104%	11/15/34	EUR	8,300	5,809
	BP Capital Markets plc	3.250%	Perpetual	EUR	7,471	6,779
	BP Capital Markets plc	3.625%	Perpetual	EUR	9,089	7,678
	BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	4,886
	BPHA Finance plc	4.816%	4/11/44	GBP	987	1,039
	British Land Co. plc	2.375%	9/14/29	GBP	913	814
	British Telecommunications plc	1.750%	3/10/26	EUR	1,720	1,590
	British Telecommunications plc	1.500%	6/23/27	EUR	5,113	4,501
	British Telecommunications plc	5.750%	12/7/28	GBP	474	538
	British Telecommunications plc	1.125%	9/12/29	EUR	3,000	2,425
	British Telecommunications plc	3.125%	11/21/31	GBP	800	735
	British Telecommunications plc	3.375%	8/30/32	EUR	1,500	1,347
	British Telecommunications plc	6.375%	6/23/37	GBP	2,585	2,897
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,170	3,414
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	957	761
	BUPA Finance plc	2.000%	4/5/24	GBP	6,254	6,855
	BUPA Finance plc	5.000%	12/8/26	GBP	2,501	2,651
	Burberry Group plc	1.125%	9/21/25	GBP	2,457	2,486
	Cadent Finance plc	0.625%	9/22/24	EUR	14,740	13,739

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Cadent Finance plc	2.125%	9/22/28	GBP	5,323	4,941
	Cadent Finance plc	0.625%	3/19/30	EUR	22,317	16,530
	Cadent Finance plc	0.750%	3/11/32	EUR	857	592
	Cadent Finance plc	2.250%	10/10/35	GBP	4,778	3,626
	Cadent Finance plc	2.625%	9/22/38	GBP	1,690	1,261
	Cadent Finance plc	3.125%	3/21/40	GBP	3,553	2,775
	Cadent Finance plc	2.750%	9/22/46	GBP	502	343
[3]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	4,201	4,227
[3]	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	2,529	2,070
	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	1,335	1,093
[3]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	2,274	1,989
	Cardiff University	3.000%	12/7/55	GBP	1,004	831
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,491	1,152
	CCEP Finance Ireland DAC	0.000%	9/6/25	EUR	5,000	4,496
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	4,062	3,241
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,276	2,354
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	1,296	818
	Centrica plc	4.375%	3/13/29	GBP	7,324	7,511
	Centrica plc	7.000%	9/19/33	GBP	1,455	1,739
	Centrica plc	4.250%	9/12/44	GBP	5,567	4,760
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,336	3,149
	Church Commissioners for England	3.625%	7/14/52	GBP	2,000	1,888
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,390	3,161
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,000	1,072
	Citizen Treasury plc	3.250%	10/20/48	GBP	4,322	3,560
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	7,956	7,396
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	200	165
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,200	2,453
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	3,100	2,062
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	5,545	5,191
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	88
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,457	5,108
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	81
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	7,867	5,786
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,591	1,186
	Clarion Funding plc	2.625%	1/18/29	GBP	802	785
	Clarion Funding plc	1.250%	11/13/32	GBP	4,900	3,850
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	2,303
	Clarion Funding plc	3.125%	4/19/48	GBP	1,076	827
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	4,179
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,367	7,289
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	9,454	8,789
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,200	1,991
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,484	6,265
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	2,818	2,697
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,455	1,399
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	5,916	5,546
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,547	2,254
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,684	5,334
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,136	3,121
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	868	823
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	3,542
	Compass Group plc	2.000%	9/5/25	GBP	200	211
	Compass Group plc	2.000%	7/3/29	GBP	3,072	2,870
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,122	1,040
	Coventry Building Society	0.500%	1/12/24	EUR	506	487
	Coventry Building Society	2.000%	12/20/30	GBP	5,062	4,255
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,455	1,540
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,319	1,525
	Crh Finance UK plc	4.125%	12/2/29	GBP	2,773	2,790
[1,6]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	122	149
	Dali Capital plc	4.799%	12/21/37	GBP	200	225
	Derby Healthcare plc	5.564%	6/30/41	GBP	376	442
	Derwent London plc	1.875%	11/17/31	GBP	1,400	1,110
	Diageo Capital BV	0.125%	9/28/28	EUR	700	575
	Diageo Finance plc	0.500%	6/19/24	EUR	486	460
	Diageo Finance plc	1.750%	9/23/24	EUR	800	771
	Diageo Finance plc	2.875%	3/27/29	GBP	5,000	5,070
	Diageo Finance plc	2.500%	3/27/32	EUR	11,569	10,422

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Diageo Finance plc	1.250%	3/28/33	GBP	3,459	2,791
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	856
	DS Smith plc	1.375%	7/26/24	EUR	200	188
	DS Smith plc	0.875%	9/12/26	EUR	4,981	4,189
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,893	1,921
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	125	146
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	397
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,182	963
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,217	1,022
	Eastern Power Networks plc	5.750%	3/8/24	GBP	1,464	1,690
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	1,546
	easyJet FinCo BV	1.875%	3/3/28	EUR	10,474	8,194
	easyJet plc	0.875%	6/11/25	EUR	2,457	2,204
	Electricity North West Ltd.	8.875%	3/25/26	GBP	977	1,233
	EMH Treasury plc	4.500%	1/29/44	GBP	449	452
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	807	940
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,635	1,308
	Experian Finance plc	1.375%	6/25/26	EUR	100	92
	Experian Finance plc	3.250%	4/7/32	GBP	3,128	3,068
	Fidelity International Ltd.	7.125%	2/13/24	GBP	687	799
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,337	1,170
	Firstgroup plc	6.875%	9/18/24	GBP	1,301	1,487
	Flagship Finance plc	1.875%	7/14/61	GBP	1,254	699
	Futures Treasury plc	3.375%	2/8/44	GBP	806	684
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	552	626
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	8,800	9,999
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	200	176
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	4,052	4,224
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,141	1,592
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	2,100	1,499
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	542	343
	Genfinance II plc	6.064%	12/21/39	GBP	2,863	3,369
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	200	191
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	488	493
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	9,369	8,630
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	90
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,860	1,961
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	10,376	9,582
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	7,302	6,336
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,579	4,230
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	12,189	9,692
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	567	741
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,116	2,492
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	3,217	3,318
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,800	2,266
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	913	873
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	100	89
	Grainger plc	3.000%	7/3/30	GBP	900	755
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,955	3,126
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	157	184
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	346	369
	Greene King Finance plc	5.318%	9/15/31	GBP	207	221
	Greene King Finance plc	5.106%	3/15/34	GBP	468	469
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	428	415
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	2,242	2,094
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	100	58
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	729	706
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	3,786	2,657
	Hammerson plc	7.250%	4/21/28	GBP	1,951	1,923
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	1,093	1,252
	Heathrow Funding Ltd.	3.250%	5/21/27	CAD	2,000	1,384
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	11,684	10,568
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	8,000	7,119
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	2,888	3,331
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	2,232	1,433
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	6,504	5,162
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,559	2,335
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,457	2,242
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	1,527	1,759

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	2,096	1,533
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,419	917
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	2,100	1,323
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	2,493	1,505
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	1,696	1,150
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	6,231	6,679
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	1,228	1,130
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	429	282
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	900	754
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,324	3,427
	Home Group Ltd.	3.125%	3/27/43	GBP	3,004	2,403
[1]	Housing & Care 21	3.288%	11/8/49	GBP	980	789
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	62	74
	HSBC Bank plc	5.375%	11/4/30	GBP	488	542
	HSBC Bank plc	5.375%	8/22/33	GBP	2,439	2,542
	HSBC Bank plc	6.250%	1/30/41	GBP	514	576
	HSBC Bank plc	4.750%	3/24/46	GBP	50	47
	HSBC Holdings plc	3.196%	12/5/23	CAD	4,868	3,481
	HSBC Holdings plc	0.875%	9/6/24	EUR	13,642	12,820
	HSBC Holdings plc	1.500%	12/4/24	EUR	1,906	1,833
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,459	9,101
	HSBC Holdings plc	0.309%	11/13/26	EUR	19,859	17,224
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,234	3,307
	HSBC Holdings plc	2.500%	3/15/27	EUR	1,276	1,159
	HSBC Holdings plc	3.019%	6/15/27	EUR	5,400	5,005
	HSBC Holdings plc	1.750%	7/24/27	GBP	9,029	8,734
	HSBC Holdings plc	3.000%	7/22/28	GBP	19,044	18,546
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,510	1,423
	HSBC Holdings plc	6.750%	9/11/28	GBP	1,400	1,573
	HSBC Holdings plc	0.641%	9/24/29	EUR	6,062	4,696
	HSBC Holdings plc	3.000%	5/29/30	GBP	4,815	4,442
	HSBC Holdings plc	7.000%	4/7/38	GBP	4,950	5,581
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,752	3,785
	Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	54	59
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	1,920	1,055
	IG Group Holdings plc	3.125%	11/18/28	GBP	2,000	1,707
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	4,947	3,184
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	552	508
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	217	200
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,595	6,525
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,730	3,462
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,499	1,233
	Informa plc	3.125%	7/5/26	GBP	919	931
	Informa plc	1.250%	4/22/28	EUR	2,030	1,626
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	1,600	1,301
	Just Group plc	9.000%	10/26/26	GBP	100	114
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,958	2,207
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,685	2,282
	Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	500	364
	Land Securities Capital Markets plc	1.974%	2/8/26	GBP	552	608
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	382	388
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,400	2,349
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	996	834
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,787	1,308
	Leeds Building Society	0.500%	7/3/24	EUR	200	190
	Leeds Building Society	1.500%	3/16/27	GBP	1,724	1,682
	Leeds Building Society	1.375%	10/6/27	GBP	15,606	14,569
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,413	4,103
	Legal & General Group plc	5.375%	10/27/45	GBP	1,635	1,798
	Legal & General Group plc	5.125%	11/14/48	GBP	452	462
	Legal & General Group plc	4.500%	11/1/50	GBP	5,000	4,719
	Legal & General Group plc	5.500%	6/27/64	GBP	2,098	2,004
	Lendlease Europe Finance plc	3.500%	12/2/33	GBP	1,896	1,373
	Liberty Living Finance plc	2.625%	11/28/24	GBP	1,004	1,061
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,603	2,145
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	912	999
	Linde Finance BV	1.000%	4/20/28	EUR	1,367	1,208
	Linde Finance BV	0.550%	5/19/32	EUR	9,800	7,200
	Linde plc	1.000%	9/30/51	EUR	8,300	4,147

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	629
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	4,681
	Lloyds Bank plc	0.250%	3/25/24	EUR	3,910	3,729
	Lloyds Bank plc	7.500%	4/15/24	GBP	4,990	5,918
	Lloyds Bank plc	5.125%	3/7/25	GBP	7,460	8,615
	Lloyds Bank plc	0.625%	3/26/25	EUR	200	187
	Lloyds Bank plc	0.125%	6/18/26	EUR	4,913	4,371
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,491	1,703
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,072	6,134
	Lloyds Bank plc	0.125%	9/23/29	EUR	19,550	15,701
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,000,000	6,686
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	1,004	1,081
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,374	955
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	5,840	3,582
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	900,000	6,048
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	5,139	4,698
	Lloyds Banking Group plc	3.500%	4/1/26	EUR	5,000	4,827
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,440	1,405
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,679	1,585
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	8,500	7,519
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	2,455	2,014
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,486	3,414
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,028	2,019
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	3,200	2,993
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	2,800	2,403
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	106
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	444
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	2,500	2,766
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,815	1,540
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	868	643
	London & Quadrant Housing Trust	2.750%	7/20/57	GBP	1,004	678
	London Power Networks plc	6.125%	6/7/27	GBP	238	278
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	1,443
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,502	5,790
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	2,698
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	71	80
	Lseg Netherlands BV	0.000%	4/6/25	EUR	5,000	4,541
	Lseg Netherlands BV	0.750%	4/6/33	EUR	6,062	4,317
	M&G plc	5.625%	10/20/51	GBP	2,496	2,474
	M&G plc	5.560%	7/20/55	GBP	4,823	4,503
	M&G plc	6.340%	12/19/63	GBP	2,590	2,478
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	1,004	1,127
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	1,004	1,019
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,906	1,329
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,635	1,999
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	451	477
[1]	Merseylink Issuer plc	3.842%	3/31/43	GBP	100	104
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,004	913
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	442
	Moat Homes Finance plc	5.000%	9/23/41	GBP	1,035	1,117
	Morhomes plc	3.400%	2/19/40	GBP	913	798
	Motability Operations Group plc	1.625%	6/9/23	EUR	1,179	1,153
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,828	3,401
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,181	4,663
	Motability Operations Group plc	0.125%	7/20/28	EUR	9,056	7,196
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,806	4,468
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,004	1,198
	Motability Operations Group plc	2.375%	3/14/32	GBP	582	539
	Motability Operations Group plc	3.625%	3/10/36	GBP	1,400	1,382
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	3,371
	Motability Operations Group plc	2.125%	1/18/42	GBP	3,000	2,231
	Myriad Capital plc	4.750%	12/20/43	GBP	500	503
	National Express Group plc	2.500%	11/11/23	GBP	2,457	2,736
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,096	2,056
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,764	1,702
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,700	1,942
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,200	2,285
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,818	1,909
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,600	843

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Grid plc	2.179%	6/30/26	EUR	1,000	923
	National Grid plc	3.500%	10/16/26	GBP	19,097	20,087
	National Grid plc	0.163%	1/20/28	EUR	13,000	10,407
	National Grid plc	0.553%	9/18/29	EUR	16,607	12,642
	National Grid plc	2.949%	3/30/30	EUR	6,300	5,584
	National Grid plc	0.750%	9/1/33	EUR	1,100	734
	National Westminster Bank plc	5.125%	1/13/24	GBP	200	231
	National Westminster Bank plc	0.500%	5/15/24	EUR	4,913	4,686
	Nationwide Building Society	1.250%	3/3/25	EUR	200	188
	Nationwide Building Society	5.625%	1/28/26	GBP	777	915
	Nationwide Building Society	1.500%	3/8/26	EUR	10,324	9,471
	Nationwide Building Society	3.000%	5/6/26	GBP	9,866	10,462
	Nationwide Building Society	0.625%	3/25/27	EUR	21,095	18,745
	Nationwide Building Society	3.250%	1/20/28	GBP	7,493	7,630
	Nationwide Building Society	0.250%	9/14/28	EUR	13,194	10,324
	Nationwide Building Society	2.250%	6/25/29	EUR	2,457	2,297
	Nationwide Building Society	2.000%	7/25/29	EUR	17,288	15,962
	Nationwide Building Society	1.375%	6/29/32	EUR	7,821	6,516
	NatWest Group plc	1.750%	3/2/26	EUR	19,048	17,570
	NatWest Group plc	2.057%	11/9/28	GBP	200	184
	NatWest Group plc	3.619%	3/29/29	GBP	9,400	9,147
	NatWest Group plc	0.670%	9/14/29	EUR	27,400	20,888
	NatWest Markets plc	1.000%	5/28/24	EUR	4,913	4,645
	NatWest Markets plc	1.375%	3/2/27	EUR	19,100	16,614
[6]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	3,409	3,942
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,367	5,101
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,046	2,440
	NewRiver REIT plc	3.500%	3/7/28	GBP	913	809
	Next Group plc	3.625%	5/18/28	GBP	3,459	3,303
	NIE Finance plc	2.500%	10/27/25	GBP	3,357	3,553
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	2,355
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	59	66
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,465	1,514
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	742	814
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	822	529
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,415	3,373
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	100	98
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,266	1,425
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	264	277
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,637	2,635
	Notting Hill Genesis	2.000%	6/3/36	GBP	319	240
	Notting Hill Genesis	5.250%	7/7/42	GBP	777	840
	Notting Hill Genesis	3.250%	10/12/48	GBP	100	78
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,142	2,056
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	222	258
	Optivo Finance plc	2.857%	10/7/35	GBP	2,500	2,153
	Optivo Finance plc	5.250%	3/13/43	GBP	3,200	3,488
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,062
	Orbit Capital plc	3.500%	3/24/45	GBP	3,090	2,568
	Orbit Capital plc	3.375%	6/14/48	GBP	126	102
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,923	1,905
	Paragon Treasury plc	2.000%	5/7/36	GBP	2,091	1,614
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,004	875
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	1,000	886
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	1,700	1,706
	Peabody Capital plc	5.250%	3/17/43	GBP	2,750	2,994
	Pearson Funding plc	1.375%	5/6/25	EUR	317	293
	Pearson Funding plc	3.750%	6/4/30	GBP	1,293	1,271
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	777	629
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	1,428	1,639
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,680	5,532
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	1,793
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	7,234	5,919
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	5,981	6,067
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,319	1,262
	Places For People Treasury plc	2.875%	8/17/26	GBP	4,263	4,450
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,452	1,311
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,455	1,734
	Principality Building Society	2.375%	11/23/23	GBP	552	608

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Prs Finance plc	1.750%	11/24/26	GBP	9,052	9,349
	Prs Finance plc	2.000%	1/23/29	GBP	8,669	8,570
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,321	2,096
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,455	1,507
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,457	2,201
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,947	4,806
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,457	1,986
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,141	1,857
	RELX Capital Inc.	1.300%	5/12/25	EUR	1,004	941
	RELX Finance BV	0.000%	3/18/24	EUR	2,565	2,419
	RELX Finance BV	0.500%	3/10/28	EUR	9,369	7,849
	RELX Finance BV	0.875%	3/10/32	EUR	1,892	1,431
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	7,500	7,270
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	2,913
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,501	2,349
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	200	197
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	400	424
	Riverside Finance plc	3.875%	12/5/44	GBP	1,093	1,019
	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	100	114
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,544	1,637
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,229	4,273
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,996	2,319
	Rothesay Life plc	8.000%	10/30/25	GBP	2,200	2,576
	Rothesay Life plc	3.375%	7/12/26	GBP	3,989	3,997
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	4,293	4,478
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	2,908	2,989
	Royal Mail plc	1.250%	10/8/26	EUR	2,457	2,135
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	281	353
	Sage Group plc	1.625%	2/25/31	GBP	5,392	4,466
	Sanctuary Capital plc	6.697%	3/23/39	GBP	2,048	2,598
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,057	2,196
	Sanctuary Capital plc	2.375%	4/14/50	GBP	452	295
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	3,234	3,020
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,099	8,523
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	6,999	7,350
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,400	3,156
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	13,042	9,842
	Santander UK plc	0.100%	5/12/24	EUR	9,725	9,223
	Santander UK plc	1.250%	9/18/24	EUR	3,324	3,186
	Santander UK plc	0.500%	1/10/25	EUR	3,956	3,703
	Santander UK plc	5.750%	3/2/26	GBP	2,843	3,385
	Santander UK plc	5.250%	2/16/29	GBP	4,696	5,446
	Santander UK plc	3.875%	10/15/29	GBP	7,552	7,818
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	281	308
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	1,737
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	502	519
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	200	157
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	2,260
	Segro Capital Sarl	0.500%	9/22/31	EUR	4,276	2,734
	Segro plc	2.375%	10/11/29	GBP	642	599
	Segro plc	2.875%	10/11/37	GBP	1,600	1,315
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,688	2,925
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	687	640
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	542	379
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,249	2,382
	Skipton Building Society	2.000%	10/2/26	GBP	300	306
	Sky Ltd.	1.875%	11/24/23	EUR	2,683	2,617
	Sky Ltd.	2.250%	11/17/25	EUR	200	191
	Sky Ltd.	2.500%	9/15/26	EUR	22,426	21,295
	Sky Ltd.	6.000%	5/21/27	GBP	50	59
	Sky Ltd.	4.000%	11/26/29	GBP	2,366	2,507
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	980
	Society of Lloyd's	4.875%	2/7/47	GBP	1,321	1,364
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	238	272
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,251	1,432
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,387	1,669
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	1,315	1,022
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,736	3,717
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,265	2,448

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Southern Gas Networks plc	6.375%	5/15/40	GBP	82	96
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	777	645
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	11,362	13,372
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	10,186	9,776
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,464	1,710
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	1,195
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	50	49
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	54
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	100	106
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,455	1,668
	SP Distribution plc	5.875%	7/17/26	GBP	687	792
	SP Manweb plc	4.875%	9/20/27	GBP	100	110
	SSE plc	1.250%	4/16/25	EUR	6,321	5,904
	SSE plc	0.875%	9/6/25	EUR	822	754
	SSE plc	8.375%	11/20/28	GBP	1,518	1,947
	SSE plc	1.750%	4/16/30	EUR	9,500	7,845
	SSE plc	6.250%	8/27/38	GBP	3,272	3,791
	SSE plc	4.000%	Perpetual	EUR	3,467	3,026
	Stagecoach Group plc	4.000%	9/29/25	GBP	100	106
	Standard Chartered plc	2.900%	6/28/25	AUD	2,000	1,223
	Standard Chartered plc	1.625%	10/3/27	EUR	347	303
	Standard Chartered plc	0.850%	1/27/28	EUR	2,908	2,407
	Standard Chartered plc	1.200%	9/23/31	EUR	100	80
	Standard Chartered plc	4.375%	1/18/38	GBP	1,455	1,476
	Student Finance plc	2.666%	9/30/29	GBP	777	834
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	65	78
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	442	426
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	1,226	1,287
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	292	332
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	4,958	4,321
	Tesco Corporate Treasury Services plc	1.875%	11/2/28	GBP	2,000	1,781
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	2,000	1,459
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	930	1,120
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,531	1,654
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	2,248	2,313
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,840	2,963
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	2,775	2,760
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	777	854
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	829	578
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	3,910	4,315
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	5,400	4,418
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	687	698
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,750	2,068
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	993	874
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,500	1,814
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	2,300	2,710
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,362	1,341
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	2,686	2,748
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	3,401	2,333
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	3,674	3,868
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	2,538	2,357
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	497	721
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,184	1,463
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	7,737	8,410
	Together Housing Finance plc	4.500%	12/17/42	GBP	1,400	1,402
	Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,083
	Tritax EuroBox plc	0.950%	6/2/26	EUR	1,796	1,423
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	9,725	9,236
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	4,958	4,519
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,592	2,269
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	4,913	4,381
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	687	592
	Unilever plc	1.500%	7/22/26	GBP	100	102
	Unilever plc	1.500%	6/11/39	EUR	2,547	1,846
	UNITE Group plc	3.500%	10/15/28	GBP	1,296	1,225
	UNITE USAF II plc	3.921%	6/30/30	GBP	1,859	2,025
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	6,443	6,914
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	751	640
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,866	5,532

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,004	844
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	235	158
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,321	3,834
	University College London	1.625%	6/4/61	GBP	2,200	1,319
	University of Cambridge	3.750%	10/17/52	GBP	406	411
	University of Cambridge	2.350%	6/27/78	GBP	1,452	1,011
	University of Leeds	3.125%	12/19/50	GBP	2,100	1,771
	University of Liverpool	3.375%	6/25/55	GBP	100	91
	University of Manchester	4.250%	7/4/53	GBP	957	1,004
	University of Oxford	2.544%	12/8/17	GBP	4,459	3,000
	Urenco Finance NV	2.375%	12/2/24	EUR	1,906	1,831
	Utmost Group plc	4.000%	12/15/31	GBP	2,000	1,613
	Virgin Money UK plc	2.875%	6/24/25	EUR	3,100	2,920
	Virgin Money UK plc	3.375%	4/24/26	GBP	7,658	7,896
	Virgin Money UK plc	4.000%	9/25/26	GBP	3,200	3,332
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,728	2,724
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,555	1,618
	Vodafone Group plc	0.500%	1/30/24	EUR	200	192
	Vodafone Group plc	1.875%	9/11/25	EUR	9,725	9,216
	Vodafone Group plc	1.125%	11/20/25	EUR	12,277	11,376
	Vodafone Group plc	5.625%	12/4/25	GBP	586	682
	Vodafone Group plc	2.200%	8/25/26	EUR	2,251	2,130
	Vodafone Group plc	1.500%	7/24/27	EUR	4,401	3,999
	Vodafone Group plc	4.200%	12/13/27	AUD	4,590	2,747
	Vodafone Group plc	1.875%	11/20/29	EUR	2,000	1,756
	Vodafone Group plc	1.625%	11/24/30	EUR	5,761	4,861
	Vodafone Group plc	1.600%	7/29/31	EUR	10,300	8,502
	Vodafone Group plc	5.900%	11/26/32	GBP	4,110	4,871
	Vodafone Group plc	2.875%	11/20/37	EUR	4,654	3,797
	Vodafone Group plc	2.500%	5/24/39	EUR	3,931	2,907
	Vodafone Group plc	3.375%	8/8/49	GBP	3,709	2,956
	Vodafone Group plc	3.000%	8/12/56	GBP	3,848	2,748
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,457	2,821
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	777	644
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	3,716	4,245
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,093	1,223
	Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	539
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,141	1,437
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	316	353
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,786	1,184
	Western Power Distribution East Midlands plc	1.750%	9/9/31	GBP	1,000	833
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,486	1,779
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,213
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,073	1,226
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	850	940
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,369	3,743
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	2,728	3,107
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,228	1,209
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	1,131	1,098
	WHG Treasury plc	4.250%	10/6/45	GBP	1,906	1,892
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	76	78
	WPP Finance 2013	2.875%	9/14/46	GBP	1,393	910
	WPP Finance 2016	1.375%	3/20/25	EUR	6,908	6,448
	WPP Finance 2017	3.750%	5/19/32	GBP	2,067	1,947
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	3,769	3,062
	WPP Finance SA	2.250%	9/22/26	EUR	100	92
	WPP Finance SA	2.375%	5/19/27	EUR	5,947	5,461
	Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	680
	Yorkshire Building Society	3.000%	4/18/25	GBP	1,184	1,294
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,377	3,896
	Yorkshire Building Society	3.500%	4/21/26	GBP	597	639
	Yorkshire Building Society	0.010%	10/13/27	EUR	16,178	13,690
	Yorkshire Building Society	0.500%	7/1/28	EUR	6,981	5,502
	Yorkshire Building Society	3.375%	9/13/28	GBP	9,610	9,064
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,786	2,391
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,791	1,666
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	51	63
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,188	3,243
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	574	698

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,739	5,233
Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	400	452
					2,039,839
United States (2.9%)
3M Co.	1.500%	11/9/26	EUR	100	92
3M Co.	1.750%	5/15/30	EUR	831	700
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	8,733	8,117
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	4,913	4,232
AbbVie Inc.	1.500%	11/15/23	EUR	642	625
AbbVie Inc.	1.375%	5/17/24	EUR	6,516	6,267
AbbVie Inc.	1.250%	6/1/24	EUR	9,913	9,484
AbbVie Inc.	0.750%	11/18/27	EUR	3,057	2,615
AbbVie Inc.	2.625%	11/15/28	EUR	1,004	934
AbbVie Inc.	2.125%	11/17/28	EUR	9,681	8,701
AbbVie Inc.	2.125%	6/1/29	EUR	6,341	5,718
AbbVie Inc.	1.250%	11/18/31	EUR	1,184	948
Air Lease Corp.	2.625%	12/5/24	CAD	4,037	2,774
Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,607	1,510
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,815	1,515
Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,647	1,211
Altria Group Inc.	1.700%	6/15/25	EUR	1,499	1,393
Altria Group Inc.	2.200%	6/15/27	EUR	6,164	5,363
Altria Group Inc.	3.125%	6/15/31	EUR	9,320	7,525
American Honda Finance Corp.	1.375%	11/10/22	EUR	2,501	2,471
American Honda Finance Corp.	0.750%	1/17/24	EUR	3,550	3,409
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,234	3,100
American Honda Finance Corp.	0.300%	7/7/28	EUR	5,100	4,165
American International Group Inc.	1.875%	6/21/27	EUR	2,592	2,296
American Medical Systems Europe BV	1.625%	3/8/31	EUR	12,500	10,333
American Medical Systems Europe BV	1.875%	3/8/34	EUR	5,700	4,493
American Tower Corp.	1.950%	5/22/26	EUR	9,811	8,967
American Tower Corp.	0.450%	1/15/27	EUR	6,882	5,729
American Tower Corp.	0.400%	2/15/27	EUR	1,857	1,532
American Tower Corp.	0.500%	1/15/28	EUR	5,757	4,567
American Tower Corp.	0.875%	5/21/29	EUR	4,765	3,672
American Tower Corp.	0.950%	10/5/30	EUR	2,998	2,182
American Tower Corp.	1.250%	5/21/33	EUR	1,000	698
Amgen Inc.	2.000%	2/25/26	EUR	1,274	1,207
Amgen Inc.	5.500%	12/7/26	GBP	2,186	2,522
Amgen Inc.	4.000%	9/13/29	GBP	2,231	2,368
Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	1,787
Aon plc	2.875%	5/14/26	EUR	1,635	1,541
Apple Inc.	3.350%	1/10/24	AUD	290	184
Apple Inc.	1.375%	1/17/24	EUR	758	740
Apple Inc.	2.513%	8/19/24	CAD	13,875	9,818
Apple Inc.	0.875%	5/24/25	EUR	16,289	15,367
Apple Inc.	0.000%	11/15/25	EUR	4,420	4,022
Apple Inc.	3.600%	6/10/26	AUD	940	581
Apple Inc.	2.000%	9/17/27	EUR	3,496	3,305
Apple Inc.	1.375%	5/24/29	EUR	9,260	8,264
Apple Inc.	0.750%	2/25/30	CHF	2,700	2,469
Apple Inc.	0.500%	11/15/31	EUR	2,587	2,047
Apple Inc.	3.600%	7/31/42	GBP	1,564	1,547
Aptiv plc	1.500%	3/10/25	EUR	5,925	5,507
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	4,913	4,821
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,640	7,088
AT&T Inc.	2.400%	3/15/24	EUR	2,676	2,610
AT&T Inc.	2.850%	5/25/24	CAD	2,000	1,418
AT&T Inc.	1.375%	12/4/24	CHF	130	129
AT&T Inc.	4.000%	11/25/25	CAD	5,233	3,706
AT&T Inc.	3.500%	12/17/25	EUR	2,366	2,331
AT&T Inc.	4.100%	1/19/26	AUD	250	155
AT&T Inc.	0.250%	3/4/26	EUR	1,276	1,132
AT&T Inc.	2.900%	12/4/26	GBP	1,344	1,391
AT&T Inc.	5.500%	3/15/27	GBP	750	850
AT&T Inc.	1.600%	5/19/28	EUR	9,496	8,398
AT&T Inc.	4.600%	9/19/28	AUD	5,060	3,062
AT&T Inc.	2.350%	9/5/29	EUR	6,931	6,215
AT&T Inc.	4.375%	9/14/29	GBP	2,300	2,417

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	AT&T Inc.	0.800%	3/4/30	EUR	1,906	1,508
	AT&T Inc.	2.050%	5/19/32	EUR	2,796	2,327
	AT&T Inc.	3.550%	12/17/32	EUR	6,896	6,395
	AT&T Inc.	5.200%	11/18/33	GBP	1,528	1,671
	AT&T Inc.	3.375%	3/15/34	EUR	1,364	1,219
	AT&T Inc.	2.450%	3/15/35	EUR	2,501	1,987
	AT&T Inc.	3.150%	9/4/36	EUR	11,534	9,769
	AT&T Inc.	2.600%	5/19/38	EUR	5,399	4,168
	AT&T Inc.	1.800%	9/14/39	EUR	1,000	668
	AT&T Inc.	7.000%	4/30/40	GBP	4,850	6,190
	AT&T Inc.	4.250%	6/1/43	GBP	6,514	6,046
	AT&T Inc.	4.875%	6/1/44	GBP	1,376	1,390
	AT&T Inc.	4.850%	5/25/47	CAD	5,613	3,432
	AT&T Inc.	5.100%	11/25/48	CAD	2,850	1,804
	Athene Global Funding	3.127%	3/10/25	CAD	2,000	1,380
	Athene Global Funding	2.100%	9/24/25	CAD	1,372	907
	Athene Global Funding	0.366%	9/10/26	EUR	11,786	9,859
	Athene Global Funding	0.832%	1/8/27	EUR	8,500	7,124
	Athene Global Funding	1.750%	11/24/27	GBP	9,981	9,096
	Athene Global Funding	0.625%	1/12/28	EUR	15,713	12,418
	Athene Global Funding	2.470%	6/9/28	CAD	2,356	1,455
	Bank of America Corp.	1.379%	2/7/25	EUR	14,600	13,962
	Bank of America Corp.	2.932%	4/25/25	CAD	4,703	3,328
	Bank of America Corp.	2.300%	7/25/25	GBP	2,908	3,093
	Bank of America Corp.	3.407%	9/20/25	CAD	3,071	2,170
	Bank of America Corp.	3.515%	3/24/26	CAD	1,471	1,030
	Bank of America Corp.	0.808%	5/9/26	EUR	17,256	15,663
	Bank of America Corp.	1.949%	10/27/26	EUR	3,000	2,767
	Bank of America Corp.	4.250%	12/10/26	GBP	2,196	2,397
	Bank of America Corp.	1.776%	5/4/27	EUR	10,773	9,752
	Bank of America Corp.	1.978%	9/15/27	CAD	4,404	2,830
	Bank of America Corp.	3.615%	3/16/28	CAD	7,098	4,813
	Bank of America Corp.	1.662%	4/25/28	EUR	1,100	962
	Bank of America Corp.	0.583%	8/24/28	EUR	16,789	13,822
	Bank of America Corp.	3.648%	3/31/29	EUR	2,289	2,168
	Bank of America Corp.	2.598%	4/4/29	CAD	2,499	1,586
	Bank of America Corp.	1.667%	6/2/29	GBP	9,000	8,264
	Bank of America Corp.	0.694%	3/22/31	EUR	11,133	8,347
	Bank of America Corp.	3.584%	4/27/31	GBP	200	196
	Bank of America Corp.	0.654%	10/26/31	EUR	27,125	19,732
	Bank of America Corp.	1.102%	5/24/32	EUR	2,000	1,484
	Bank of America Corp.	2.824%	4/27/33	EUR	6,200	5,263
	Baxter International Inc.	1.300%	5/30/25	EUR	7,068	6,616
	Baxter International Inc.	1.300%	5/15/29	EUR	3,595	2,967
	Becton Dickinson and Co.	0.034%	8/13/25	EUR	2,623	2,354
	Becton Dickinson and Co.	1.900%	12/15/26	EUR	5,833	5,375
	Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	5,229	5,106
	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	13,956	12,652
	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	1,349	1,088
	Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	2,024
	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	1,706	1,002
	Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	3,200	2,555
	Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,559	2,822
	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,725	1,238
	Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	452	445
	Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	5,093	4,901
	Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	780,000	5,203
	Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,574	6,700
	Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	4,200	3,819
	Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,690,000	17,204
	Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	3,157
	Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,408	3,272
	Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	470,000	2,534
	Berry Global Inc.	1.500%	1/15/27	EUR	2,786	2,298
	Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	502	442
	Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,938	4,111
[3]	Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	3,800	3,282
	Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	1,727
	Blackstone Private Credit Fund	1.750%	11/30/26	EUR	5,000	4,017

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Booking Holdings Inc.	2.375%	9/23/24	EUR	1,906	1,853
Booking Holdings Inc.	0.100%	3/8/25	EUR	16,447	15,032
Booking Holdings Inc.	1.800%	3/3/27	EUR	5,275	4,778
Booking Holdings Inc.	0.500%	3/8/28	EUR	11,594	9,591
BorgWarner Inc.	1.000%	5/19/31	EUR	4,629	3,273
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,434	2,076
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	835	786
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,906	1,490
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,256	1,147
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,607	4,565
Bunge Finance Europe BV	1.850%	6/16/23	EUR	7,626	7,461
Capital One Financial Corp.	1.650%	6/12/29	EUR	5,803	4,479
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,500	2,322
Celanese US Holdings LLC	2.125%	3/1/27	EUR	3,866	3,097
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,510	1,015
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,156	1,019
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	957	882
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,535	3,931
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	3,188	2,489
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,366	1,839
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	6,175	4,545
Citigroup Inc.	2.750%	1/24/24	GBP	5,590	6,241
Citigroup Inc.	2.375%	5/22/24	EUR	1,004	973
Citigroup Inc.	4.090%	6/9/25	CAD	1,599	1,126
Citigroup Inc.	2.400%	10/31/25	JPY	3,164,500	21,829
Citigroup Inc.	1.250%	7/6/26	EUR	5,400	4,940
Citigroup Inc.	1.500%	7/24/26	EUR	9,461	8,694
Citigroup Inc.	2.125%	9/10/26	EUR	2,637	2,394
Citigroup Inc.	1.750%	10/23/26	GBP	5,455	5,389
Citigroup Inc.	2.800%	6/25/27	JPY	63,400	452
Citigroup Inc.	0.500%	10/8/27	EUR	18,367	15,633
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,598
Citigroup Inc.	1.250%	4/10/29	EUR	1,455	1,185
Citigroup Inc.	4.500%	3/3/31	GBP	502	497
Citigroup Inc.	6.800%	6/25/38	GBP	2,079	2,728
Citigroup Inc.	7.375%	9/1/39	GBP	262	362
Coca-Cola Co.	0.500%	3/8/24	EUR	2,818	2,697
Coca-Cola Co.	3.250%	6/11/24	AUD	840	527
Coca-Cola Co.	1.125%	3/9/27	EUR	6,412	5,818
Coca-Cola Co.	0.125%	3/9/29	EUR	2,911	2,366
Coca-Cola Co.	0.125%	3/15/29	EUR	4,600	3,738
Coca-Cola Co.	0.400%	5/6/30	EUR	5,670	4,532
Coca-Cola Co.	0.500%	3/9/33	EUR	3,129	2,310
Coca-Cola Co.	0.375%	3/15/33	EUR	8,413	6,082
Coca-Cola Co.	1.625%	3/9/35	EUR	2,750	2,203
Coca-Cola Co.	0.950%	5/6/36	EUR	3,356	2,376
Coca-Cola Co.	0.800%	3/15/40	EUR	3,013	1,877
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	4,957	4,511
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	5,000	4,074
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,274	1,031
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	217	144
Comcast Corp.	0.000%	9/14/26	EUR	3,606	3,119
Comcast Corp.	1.500%	2/20/29	GBP	3,269	2,984
Comcast Corp.	0.250%	9/14/29	EUR	6,118	4,850
Comcast Corp.	5.500%	11/23/29	GBP	1,956	2,265
Comcast Corp.	0.750%	2/20/32	EUR	2,500	1,909
Comcast Corp.	1.875%	2/20/36	GBP	3,542	2,800
Comcast Corp.	1.250%	2/20/40	EUR	4,702	3,114
Corning Inc.	0.992%	8/10/27	JPY	870,000	5,687
Danaher Corp.	1.700%	3/30/24	EUR	317	306
Danaher Corp.	2.500%	3/30/30	EUR	5,590	5,121
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,504	6,666
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	1,590	1,334
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	3,685	2,832
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	5,275	3,502
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	2,908	1,838
Digital Dutch Finco BV	1.500%	3/15/30	EUR	2,500	1,861
Digital Dutch Finco BV	1.250%	2/1/31	EUR	8,684	6,012
Digital Euro Finco LLC	2.625%	4/15/24	EUR	2,501	2,376

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Digital Euro Finco LLC	1.125%	4/9/28	EUR	12,633	9,835
Digital Intrepid Holding BV	0.625%	7/15/31	EUR	1,200	775
Digital Stout Holding LLC	4.250%	1/17/25	GBP	1,093	1,197
Digital Stout Holding LLC	3.300%	7/19/29	GBP	4,938	4,566
Digital Stout Holding LLC	3.750%	10/17/30	GBP	1,906	1,778
Discovery Communications LLC	2.500%	9/20/24	GBP	3,685	3,957
Discovery Communications LLC	1.900%	3/19/27	EUR	8,701	7,333
Dover Corp.	1.250%	11/9/26	EUR	10,890	9,711
Dover Corp.	0.750%	11/4/27	EUR	5,100	4,311
Dow Chemical Co.	0.500%	3/15/27	EUR	8,778	7,336
Dow Chemical Co.	1.125%	3/15/32	EUR	4,000	2,796
Dow Chemical Co.	1.875%	3/15/40	EUR	2,360	1,397
Duke Energy Corp.	3.100%	6/15/28	EUR	10,450	9,606
Duke Energy Corp.	3.850%	6/15/34	EUR	8,400	7,357
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,903	2,362
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,171	3,038
DXC Technology Co.	1.750%	1/15/26	EUR	7,863	7,153
Eastman Chemical Co.	1.500%	5/26/23	EUR	4,913	4,792
Eastman Chemical Co.	1.875%	11/23/26	EUR	10,229	8,881
Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	8,062	7,448
Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	1,600	1,251
Ecolab Inc.	1.000%	1/15/24	EUR	3,739	3,597
Eli Lilly & Co.	2.125%	6/3/30	EUR	3,956	3,564
Eli Lilly & Co.	0.500%	9/14/33	EUR	4,000	2,934
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,098	2,032
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,546
Emerson Electric Co.	0.375%	5/22/24	EUR	1,025	964
Emerson Electric Co.	1.250%	10/15/25	EUR	3,004	2,775
Emerson Electric Co.	2.000%	10/15/29	EUR	1,004	875
Equinix Inc.	0.250%	3/15/27	EUR	2,086	1,729
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,144	2,667
Exxon Mobil Corp.	0.142%	6/26/24	EUR	11,771	11,078
Exxon Mobil Corp.	0.835%	6/26/32	EUR	17,513	13,226
Exxon Mobil Corp.	1.408%	6/26/39	EUR	3,100	2,040
FedEx Corp.	1.625%	1/11/27	EUR	3,459	3,101
FedEx Corp.	1.300%	8/5/31	EUR	1,139	825
FedEx Corp.	0.950%	5/4/33	EUR	8,109	5,500
Fidelity National Information Services Inc.	0.625%	12/3/25	EUR	2,000	1,799
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	13,291	11,773
Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	5,003	4,094
Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,080	965
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,986	1,662
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,858	2,712
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	1,714	1,301
Fiserv Inc.	2.250%	7/1/25	GBP	100	105
Fiserv Inc.	1.125%	7/1/27	EUR	2,008	1,751
Fiserv Inc.	1.625%	7/1/30	EUR	6,415	5,201
Fiserv Inc.	3.000%	7/1/31	GBP	2,600	2,384
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	735	528
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,341	1,506
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,959	5,679
General Electric Co.	0.875%	5/17/25	EUR	300	278
General Electric Co.	1.500%	5/17/29	EUR	4,771	4,039
General Electric Co.	4.125%	9/19/35	EUR	6,585	6,399
General Electric Co.	2.125%	5/17/37	EUR	3,706	2,798
General Electric Co.	4.875%	9/18/37	GBP	465	450
General Mills Inc.	0.450%	1/15/26	EUR	1,590	1,425
General Mills Inc.	1.500%	4/27/27	EUR	1,004	892
General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	2,984	2,854
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	506	543
General Motors Financial Co. Inc.	1.000%	2/24/25	EUR	700	635
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	10,213	8,904
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	2,981	2,232
General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	2,217	1,586
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	2,463	1,809
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	2,000	1,316
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,804	1,153
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,840	1,207
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	15,897	15,156

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	7,122	6,836
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,439	2,390
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	15,656	14,598
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,835	2,177
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	379	266
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	8,823	9,634
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	13,101	12,330
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,324	1,198
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	4,330	2,828
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	8,485	7,855
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	18,635	14,876
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,462	3,035
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	297	358
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	4,974	4,302
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,799	2,948
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	700	544
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,789	2,664
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	5,066	5,036
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	625	530
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	10,794	7,505
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	11,231	7,739
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	737	874
GSK Consumer Healthcare Capital NL BV	1.250%	3/29/26	EUR	4,500	4,093
GSK Consumer Healthcare Capital NL BV	2.125%	3/29/34	EUR	3,200	2,509
Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	3,067	3,039
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	883	576
Highland Holdings Sarl	0.318%	12/15/26	EUR	8,700	7,376
Honeywell International Inc.	0.000%	3/10/24	EUR	5,000	4,722
Honeywell International Inc.	2.250%	2/22/28	EUR	14,318	13,056
Honeywell International Inc.	0.750%	3/10/32	EUR	3,000	2,233
Honeywell International Inc.	4.125%	11/2/34	EUR	2,508	2,441
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,321	2,146
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	2,883	2,443
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	12,280	10,636
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,098	2,381
International Business Machines Corp	1.250%	2/9/34	EUR	4,900	3,704
International Business Machines Corp.	0.875%	1/31/25	EUR	1,455	1,366
International Business Machines Corp.	0.950%	5/23/25	EUR	7,003	6,528
International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	1,994
International Business Machines Corp.	1.250%	1/29/27	EUR	7,235	6,537
International Business Machines Corp.	0.300%	2/11/28	EUR	3,685	3,095
International Business Machines Corp.	1.750%	3/7/28	EUR	2,100	1,899
International Business Machines Corp.	1.500%	5/23/29	EUR	3,300	2,886
International Business Machines Corp.	0.875%	2/9/30	EUR	3,000	2,458
International Business Machines Corp.	1.750%	1/31/31	EUR	4,642	3,976
International Business Machines Corp.	0.650%	2/11/32	EUR	1,000	753
International Business Machines Corp.	1.200%	2/11/40	EUR	2,637	1,703
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,898	4,216
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	4,913	4,345
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,457	1,754
John Deere Financial Inc.	2.460%	4/4/24	CAD	2,000	1,416
John Deere Financial Inc.	1.090%	7/17/24	CAD	512	352
John Deere Financial Inc.	2.410%	1/14/25	CAD	2,000	1,387
John Deere Financial Inc.	1.630%	4/9/26	CAD	2,000	1,312
John Deere Financial Inc.	2.580%	10/16/26	CAD	931	625
John Deere Financial Inc.	1.340%	9/8/27	CAD	3,870	2,405
Johnson & Johnson	0.650%	5/20/24	EUR	5,003	4,795
Johnson & Johnson	1.150%	11/20/28	EUR	642	569
Johnson Controls International plc	1.375%	2/25/25	EUR	7,805	7,303
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,448	2,040
Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/28	EUR	4,931	4,596
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	1,725	1,280
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	20,865	20,550
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,728	2,598
JPMorgan Chase & Co.	0.991%	4/28/26	GBP	7,552	7,746
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,457	2,634
JPMorgan Chase & Co.	1.090%	3/11/27	EUR	47,224	42,005
JPMorgan Chase & Co.	0.389%	2/24/28	EUR	14,212	11,852
JPMorgan Chase & Co.	1.896%	3/5/28	CAD	7,350	4,670

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,079	1,822
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	11,250	9,555
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	4,950	3,783
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	4,647	3,413
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	6,000	5,080
	Kellogg Co.	1.250%	3/10/25	EUR	2,501	2,362
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,489	3,197
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	4,913	3,981
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,455	1,179
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	3,000	2,667
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	6,818	6,449
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,461	3,814
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	91
	Mastercard Inc.	2.100%	12/1/27	EUR	3,975	3,699
	Mastercard Inc.	1.000%	2/22/29	EUR	10,500	8,959
	McDonald's Corp.	2.000%	6/1/23	EUR	600	591
	McDonald's Corp.	1.000%	11/15/23	EUR	8,400	8,135
	McDonald's Corp.	0.625%	1/29/24	EUR	9,200	8,815
	McDonald's Corp.	3.000%	3/8/24	AUD	10,630	6,646
	McDonald's Corp.	3.125%	3/4/25	CAD	6,899	4,865
	McDonald's Corp.	1.750%	5/3/28	EUR	1,200	1,075
	McDonald's Corp.	0.250%	10/4/28	EUR	10,700	8,698
	McDonald's Corp.	1.500%	11/28/29	EUR	7,700	6,526
	McDonald's Corp.	2.950%	3/15/34	GBP	6,200	5,760
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	4,356
	McDonald's Corp.	4.125%	6/11/54	GBP	600	580
	McKesson Corp.	1.500%	11/17/25	EUR	6,186	5,761
	McKesson Corp.	1.625%	10/30/26	EUR	5,003	4,569
	McKesson Corp.	3.125%	2/17/29	GBP	511	493
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,409	1,287
	Medtronic Global Holdings SCA	0.000%	10/15/25	EUR	10,000	8,975
	Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	763	740
	Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	6,000	5,393
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	6,904	5,693
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,730	1,653
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	3,956	3,361
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,364	1,084
	Medtronic Global Holdings SCA	3.125%	10/15/31	EUR	960	903
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	4,913	3,661
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,454
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,499	1,137
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	6,103	4,072
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	14,866	9,473
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,504	4,676
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,042	4,181
	Merck & Co. Inc.	0.500%	11/2/24	EUR	4,877	4,606
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,590	1,494
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,574	2,287
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,184	889
	MetLife Inc.	5.375%	12/9/24	GBP	5,113	5,886
	MetLife Inc.	0.769%	5/23/29	JPY	730,000	4,902
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	2,457	2,325
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,419	847
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,529	4,113
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	3,152	1,968
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	750	471
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	3,372	2,184
	Microsoft Corp.	3.125%	12/6/28	EUR	7,964	7,865
	Microsoft Corp.	2.625%	5/2/33	EUR	2,906	2,698
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,191
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	4,371	4,120
	Molson Coors International LP	3.440%	7/15/26	CAD	1,397	957
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	4,688	4,028
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,637	3,602
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,410	829
	Mondelez International Inc.	3.250%	3/7/25	CAD	1,576	1,109
	Mondelez International Inc.	1.625%	3/8/27	EUR	5,854	5,276
	Mondelez International Inc.	0.250%	3/17/28	EUR	20,135	16,468
	Mondelez International Inc.	0.750%	3/17/33	EUR	700	496

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mondelez International Inc.	2.375%	3/6/35	EUR	525	416
Moody's Corp.	0.950%	2/25/30	EUR	6,108	4,894
Morgan Stanley	3.000%	2/7/24	CAD	5,008	3,560
Morgan Stanley	0.637%	7/26/24	EUR	8,875	8,559
Morgan Stanley	2.103%	5/8/26	EUR	3,100	2,903
Morgan Stanley	1.342%	10/23/26	EUR	6,592	5,967
Morgan Stanley	1.375%	10/27/26	EUR	4,300	3,822
Morgan Stanley	2.625%	3/9/27	GBP	4,243	4,287
Morgan Stanley	1.875%	4/27/27	EUR	4,887	4,352
Morgan Stanley	1.779%	8/4/27	CAD	3,891	2,489
Morgan Stanley	0.406%	10/29/27	EUR	8,920	7,508
Morgan Stanley	0.495%	10/26/29	EUR	15,981	12,485
Morgan Stanley	0.497%	2/7/31	EUR	14,880	10,946
Morgan Stanley	2.950%	5/7/32	EUR	10,100	8,739
Morgan Stanley	1.102%	4/29/33	EUR	2,571	1,845
Morgan Stanley	5.148%	1/25/34	EUR	7,000	7,118
Mylan Inc.	2.125%	5/23/25	EUR	3,400	3,155
Nasdaq Inc.	1.750%	3/28/29	EUR	4,688	3,910
Nasdaq Inc.	0.875%	2/13/30	EUR	11,882	9,063
National Grid North America Inc	1.054%	1/20/31	EUR	7,500	5,637
National Grid North America Inc.	1.000%	7/12/24	EUR	200	189
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	439	493
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	5,855	5,634
Nestle Finance International Ltd.	0.000%	11/12/24	EUR	12,485	11,728
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	5,000	4,460
Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	5,183
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,464	1,279
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	4,876	4,301
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,021
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	8,545	6,027
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	2,975	2,367
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,413	1,996
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	11,740	7,605
Nestle Holdings Inc.	0.875%	7/18/25	EUR	4,000	3,772
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,270
Nestle Holdings Inc.	2.192%	1/26/29	CAD	9,220	5,831
Nestle Holdings Inc.	2.500%	4/4/32	GBP	5,000	4,699
Nestle Holdings Inc.	1.375%	6/23/33	GBP	5,000	4,067
Nestle SA	2.500%	7/14/34	CHF	4,900	4,989
New York Life Global Funding	1.250%	12/17/26	GBP	1,276	1,248
New York Life Global Funding	0.250%	1/23/27	EUR	8,513	7,274
New York Life Global Funding	2.000%	4/17/28	CAD	5,207	3,292
New York Life Global Funding	0.750%	12/14/28	GBP	2,000	1,762
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,210	1,253
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,271	1,862
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	6,896	5,974
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,231	1,764
Oracle Corp.	3.125%	7/10/25	EUR	552	538
Paccar Financial Ltd.	0.985%	5/14/24	CAD	2,000	1,377
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	6,545	6,004
PepsiCo Inc.	0.250%	5/6/24	EUR	3,144	2,987
PepsiCo Inc.	2.150%	5/6/24	CAD	1,576	1,115
PepsiCo Inc.	0.750%	3/18/27	EUR	1,004	902
PepsiCo Inc.	0.500%	5/6/28	EUR	5,826	4,990
PepsiCo Inc.	0.875%	7/18/28	EUR	1,725	1,489
PepsiCo Inc.	1.125%	3/18/31	EUR	957	794
PepsiCo Inc.	0.400%	10/9/32	EUR	6,172	4,530
PepsiCo Inc.	0.750%	10/14/33	EUR	3,455	2,561
PepsiCo Inc.	0.875%	10/16/39	EUR	4,868	3,037
PepsiCo Inc.	1.050%	10/9/50	EUR	3,093	1,717
PerkinElmer Inc.	1.875%	7/19/26	EUR	2,277	2,083
Pfizer Inc.	1.000%	3/6/27	EUR	1,635	1,485
Pfizer Inc.	2.735%	6/15/43	GBP	5,207	4,310
Philip Morris International Inc.	0.625%	11/8/24	EUR	733	682
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,228	1,061
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,461	3,106
Philip Morris International Inc.	3.125%	6/3/33	EUR	452	358
Philip Morris International Inc.	2.000%	5/9/36	EUR	3,910	2,475
Philip Morris International Inc.	1.875%	11/6/37	EUR	7,637	4,482

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Philip Morris International Inc.	1.450%	8/1/39	EUR	3,098	1,655
PPG Industries Inc.	1.875%	6/1/25	EUR	2,695	2,525
PPG Industries Inc.	0.875%	11/3/25	EUR	1,274	1,143
PPG Industries Inc.	1.400%	3/13/27	EUR	100	87
PPG Industries Inc.	2.750%	6/1/29	EUR	3,306	2,943
Praxair Inc.	1.200%	2/12/24	EUR	3,910	3,779
Praxair Inc.	1.625%	12/1/25	EUR	10,074	9,434
Procter & Gamble Co.	1.125%	11/2/23	EUR	5,644	5,491
Procter & Gamble Co.	0.500%	10/25/24	EUR	1,455	1,378
Procter & Gamble Co.	0.625%	10/30/24	EUR	2,050	1,944
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,823	5,129
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,321	2,059
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,198	5,930
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,459	3,020
Procter & Gamble Co.	0.350%	5/5/30	EUR	10,000	8,049
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,184	955
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	8,272	6,765
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,771	2,246
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,579	4,784
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	5,700	4,566
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,031	2,133
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,603	3,132
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	2,100	1,483
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,590	1,033
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,470	1,840
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,481	756
Prologis LP	3.000%	6/2/26	EUR	822	778
Prologis LP	2.250%	6/30/29	GBP	4,549	4,208
Prologis LP	5.250%	1/15/31	CAD	1,000	734
Public Storage	0.500%	9/9/30	EUR	4,259	3,042
Public Storage	0.875%	1/24/32	EUR	3,324	2,343
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	4,684	4,025
Realty Income Corp.	1.875%	1/14/27	GBP	1,176	1,137
Realty Income Corp.	1.125%	7/13/27	GBP	6,862	6,288
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	1,661
Realty Income Corp.	1.750%	7/13/33	GBP	1,257	957
Realty Income Corp.	2.500%	1/14/42	GBP	1,254	873
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,913	5,873
Schlumberger Finance BV	0.500%	10/15/31	EUR	4,913	3,690
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,981	2,530
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,635	1,505
Schneider Electric SE	0.250%	9/9/24	EUR	4,800	4,535
Schneider Electric SE	0.875%	3/11/25	EUR	1,700	1,602
Schneider Electric SE	1.375%	6/21/27	EUR	5,000	4,572
Schneider Electric SE	1.500%	1/15/28	EUR	5,400	4,904
Schneider Electric SE	0.250%	3/11/29	EUR	7,400	6,051
Signify NV	2.375%	5/11/27	EUR	1,450	1,296
Simon International Finance SCA	1.125%	3/19/33	EUR	7,179	4,665
Southern Co.	1.875%	9/15/81	EUR	3,776	2,657
Southern Power Co.	1.850%	6/20/26	EUR	5,229	4,823
Stellantis NV	2.000%	3/20/25	EUR	1,800	1,708
Stellantis NV	3.875%	1/5/26	EUR	8,272	8,105
Stellantis NV	2.750%	5/15/26	EUR	3,400	3,192
Stellantis NV	4.500%	7/7/28	EUR	16,423	15,991
Stellantis NV	1.125%	9/18/29	EUR	4,000	3,250
Stellantis NV	1.250%	6/20/33	EUR	7,052	4,805
Stryker Corp.	0.250%	12/3/24	EUR	1,815	1,679
Stryker Corp.	2.125%	11/30/27	EUR	957	874
Stryker Corp.	2.625%	11/30/30	EUR	1,048	929
Stryker Corp.	1.000%	12/3/31	EUR	5,365	4,039
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,900	2,131
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,256	887
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	4,327	3,881
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	13,336	10,697
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	10,231	7,785
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	12,747	8,254
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	7,000	4,378
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	2,313	2,189
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	3,188	2,941

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	2,908	2,789
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	8,025	7,461
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,455	1,340
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,899	1,609
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	552	483
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,289	2,822
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,906	1,254
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	5,319	3,304
Time Warner Cable LLC	5.250%	7/15/42	GBP	2,863	2,563
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	94
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,376	4,232
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	11,552	9,566
Trillium Windpower LP	5.803%	2/15/33	CAD	288	216
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	6,885	4,857
United Parcel Service Inc.	0.375%	11/15/23	EUR	3,639	3,505
United Parcel Service Inc.	2.125%	5/21/24	CAD	5,448	3,844
United Parcel Service Inc.	1.625%	11/15/25	EUR	5,870	5,542
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,590	1,270
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	607
Upjohn Finance BV	1.023%	6/23/24	EUR	3,000	2,813
Upjohn Finance BV	1.362%	6/23/27	EUR	6,910	5,769
Upjohn Finance BV	1.908%	6/23/32	EUR	8,210	5,746
US Bancorp	0.850%	6/7/24	EUR	7,299	6,909
Utah Acquisition Sub Inc.	2.250%	11/22/24	EUR	5,000	4,728
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	4,833	4,169
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	4,137	2,911
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	592	421
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,000	644
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,328	788
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,455	1,637
Verizon Communications Inc.	4.050%	2/17/25	AUD	770	482
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,412	2,254
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,274	1,243
Verizon Communications Inc.	1.375%	10/27/26	EUR	11,059	10,062
Verizon Communications Inc.	0.875%	4/8/27	EUR	12,101	10,596
Verizon Communications Inc.	4.500%	8/17/27	AUD	7,000	4,285
Verizon Communications Inc.	2.375%	3/22/28	CAD	4,107	2,629
Verizon Communications Inc.	2.350%	3/23/28	AUD	600	323
Verizon Communications Inc.	1.375%	11/2/28	EUR	6,823	5,873
Verizon Communications Inc.	1.125%	11/3/28	GBP	12,303	10,936
Verizon Communications Inc.	0.375%	3/22/29	EUR	12,083	9,634
Verizon Communications Inc.	1.875%	10/26/29	EUR	951	825
Verizon Communications Inc.	1.250%	4/8/30	EUR	5,213	4,264
Verizon Communications Inc.	2.500%	5/16/30	CAD	2,727	1,657
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,322	2,053
Verizon Communications Inc.	2.500%	4/8/31	GBP	466	426
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,291	2,912
Verizon Communications Inc.	0.875%	3/19/32	EUR	7,276	5,405
Verizon Communications Inc.	0.750%	3/22/32	EUR	10,098	7,389
Verizon Communications Inc.	1.300%	5/18/33	EUR	2,229	1,670
Verizon Communications Inc.	4.750%	2/17/34	GBP	2,000	2,152
Verizon Communications Inc.	4.750%	10/31/34	EUR	5,167	5,294
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,296	3,622
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,029	1,810
Verizon Communications Inc.	3.375%	10/27/36	GBP	5,326	4,838
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,785	3,907
Verizon Communications Inc.	1.875%	11/3/38	GBP	2,106	1,480
Verizon Communications Inc.	1.500%	9/19/39	EUR	2,345	1,509
Verizon Communications Inc.	3.500%	11/4/39	AUD	5,500	2,274
Verizon Communications Inc.	1.850%	5/18/40	EUR	496	337
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,880	1,487
Verizon Communications Inc.	4.050%	3/22/51	CAD	1,148	640
VF Corp.	0.250%	2/25/28	EUR	777	629
Visa Inc.	1.500%	6/15/26	EUR	2,700	2,513
Visa Inc.	2.000%	6/15/29	EUR	5,500	4,977
Visa Inc.	2.375%	6/15/34	EUR	4,500	3,922
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,757	2,222
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	699	755
Walmart Inc.	2.550%	4/8/26	EUR	957	923

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Walmart Inc.	4.875%	9/21/29	EUR	5,252	5,621
Walmart Inc.	5.625%	3/27/34	GBP	7,245	8,982
Walmart Inc.	5.250%	9/28/35	GBP	488	585
Walt Disney Co.	3.057%	3/30/27	CAD	7,275	4,912
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,897	1,268
Wells Fargo & Co.	0.500%	11/2/23	CHF	9,800	9,650
Wells Fargo & Co.	2.125%	12/20/23	GBP	382	423
Wells Fargo & Co.	3.184%	2/8/24	CAD	2,467	1,758
Wells Fargo & Co.	2.125%	6/4/24	EUR	10,700	10,284
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,994	1,397
Wells Fargo & Co.	2.000%	7/28/25	GBP	13,365	13,994
Wells Fargo & Co.	2.000%	4/27/26	EUR	11,925	10,892
Wells Fargo & Co.	4.168%	4/28/26	CAD	5,400	3,828
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,330	2,952
Wells Fargo & Co.	2.975%	5/19/26	CAD	4,948	3,339
Wells Fargo & Co.	1.375%	10/26/26	EUR	16,502	14,511
Wells Fargo & Co.	1.000%	2/2/27	EUR	11,763	10,085
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,596	2,334
Wells Fargo & Co.	1.500%	5/24/27	EUR	9,725	8,465
Wells Fargo & Co.	3.473%	4/26/28	GBP	300	307
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,155	2,113
Wells Fargo & Co.	1.741%	5/4/30	EUR	4,913	4,065
Wells Fargo & Co.	0.625%	8/14/30	EUR	3,610	2,636
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,737	1,800
Welltower Inc.	4.800%	11/20/28	GBP	3,595	3,734
Welltower Inc.	4.500%	12/1/34	GBP	2,366	2,196
Westlake Chemical Corp.	1.625%	7/17/29	EUR	3,100	2,352
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,229	4,682
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,725	1,461
WPC Eurobond BV	2.250%	7/19/24	EUR	3,144	2,944
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	1,802
WPC Eurobond BV	2.125%	4/15/27	EUR	8,339	7,072
WPC Eurobond BV	1.350%	4/15/28	EUR	4,461	3,526
WPC Eurobond BV	0.950%	6/1/30	EUR	1,024	687
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	2,963	2,927
					2,574,017
Total Corporate Bonds (Cost $23,674,689)					17,769,479
Sovereign Bonds (78.5%)
Australia (3.2%)
Australian Capital Territory	4.000%	5/22/24	AUD	2,470	1,585
Australian Capital Territory	1.250%	5/22/25	AUD	370	223
Australian Capital Territory	2.500%	5/21/26	AUD	990	604
Australian Capital Territory	3.000%	4/18/28	AUD	110	67
Australian Capital Territory	2.250%	5/22/29	AUD	4,650	2,641
Australian Capital Territory	1.750%	5/17/30	AUD	390	208
Australian Capital Territory	1.750%	10/23/31	AUD	4,160	2,127
Commonwealth of Australia	2.250%	11/21/22	AUD	56,707	36,261
Commonwealth of Australia	5.500%	4/21/23	AUD	49,280	31,859
Commonwealth of Australia	2.750%	4/21/24	AUD	150,587	95,747
Commonwealth of Australia	0.250%	11/21/24	AUD	187,412	112,785
Commonwealth of Australia	3.250%	4/21/25	AUD	142,687	91,208
Commonwealth of Australia	0.250%	11/21/25	AUD	150,115	87,528
Commonwealth of Australia	4.250%	4/21/26	AUD	200,212	131,797
Commonwealth of Australia	0.500%	9/21/26	AUD	175,603	100,581
Commonwealth of Australia	4.750%	4/21/27	AUD	135,559	91,414
Commonwealth of Australia	2.750%	11/21/27	AUD	169,680	104,866
Commonwealth of Australia	2.250%	5/21/28	AUD	131,071	78,491
Commonwealth of Australia	2.750%	11/21/28	AUD	123,332	75,406
Commonwealth of Australia	3.250%	4/21/29	AUD	134,969	84,608
Commonwealth of Australia	2.750%	11/21/29	AUD	138,415	83,653
Commonwealth of Australia	2.500%	5/21/30	AUD	150,425	88,871
Commonwealth of Australia	1.000%	12/21/30	AUD	146,081	75,736
Commonwealth of Australia	1.500%	6/21/31	AUD	154,052	82,418
Commonwealth of Australia	1.000%	11/21/31	AUD	163,185	82,547
Commonwealth of Australia	1.250%	5/21/32	AUD	126,458	64,679
Commonwealth of Australia	1.750%	11/21/32	AUD	108,599	57,810
Commonwealth of Australia	4.500%	4/21/33	AUD	144,730	98,356
Commonwealth of Australia	3.000%	11/21/33	AUD	35,670	21,147

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	2.750%	6/21/35	AUD	45,718	25,851
	Commonwealth of Australia	3.750%	4/21/37	AUD	48,531	30,223
	Commonwealth of Australia	3.250%	6/21/39	AUD	43,137	24,887
	Commonwealth of Australia	2.750%	5/21/41	AUD	55,669	29,327
	Commonwealth of Australia	3.000%	3/21/47	AUD	63,016	33,403
	Commonwealth of Australia	1.750%	6/21/51	AUD	78,851	30,687
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,435	826
	National Housing Finance and Investment Corp.	1.520%	5/27/30	AUD	4,500	2,357
	National Housing Finance and Investment Corp.	1.410%	6/29/32	AUD	400	193
	National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	1,265	620
	New South Wales Treasury Corp.	1.000%	2/8/24	AUD	15,180	9,388
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	16,257	10,628
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	19,587	11,837
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,701	3,019
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	64,134	39,326
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	79,668	48,323
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	9,794	5,885
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,463	11,018
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	67,903	39,930
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	2,516	1,274
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	45,691	24,308
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	39,231	19,372
	New South Wales Treasury Corp.	2.500%	11/22/32	AUD	15,000	8,029
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	25,212	12,675
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	29,000	13,745
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	278	160
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	2,158	1,177
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	8,603	3,731
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	5,500	2,355
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	89	35
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	3,100	1,939
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	6,900	4,180
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,100	682
	Northern Territory Treasury Corp.	2.000%	5/21/29	AUD	5,000	2,794
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	1,900	1,144
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	1,600	844
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	1,400	824
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	280
[3]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	6,611	4,192
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	22,623	14,964
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	24,243	15,875
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	30,605	19,146
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	33,503	20,259
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	44,701	27,371
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	32,949	19,918
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	36,883	22,366
[3]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	7,510
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	44,678	23,090
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,700	5,299
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	17,131	8,377
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,065	3,023
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	5,000	2,499
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	20,875	9,820
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,346	3,227
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,248	3,089
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	8,749	5,012
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	2,450	1,576
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	8,571	5,342
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	5,388	3,362
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,040	2,502
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	613	374
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	6,545	3,948
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	22,989	13,197
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	25,665	12,855
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	6,762	3,075
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,700	2,952
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	735	450
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	265	145
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	4,258	2,249

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	6,856	4,535
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	80,774	46,807
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	40,463	27,417
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	22,321	12,465
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	35,964	21,636
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	32,889	18,818
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	31,540	16,271
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	34,099	17,106
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	35,982	22,436
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	22,516	11,477
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	28,782	14,172
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	20,116	9,385
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	7,516	3,322
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	17,167	7,255
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	23,507	14,738
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,590	5,003
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,162	7,523
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	4,897	2,990
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	24,607	15,077
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	17,991	10,549
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	1,400	727
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	30,131	15,529
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,629	3,690
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	1,006	435
						2,818,926
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	16,544	15,582
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	954	958
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,461	3,678
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	5,000	4,454
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	4,300	3,344
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	100	97
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	542	522
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,750	1,873
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	15,000	15,429
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	735	455
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,457	2,175
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	2,210	2,396
[3]	Republic of Austria	0.000%	7/15/24	EUR	34,131	32,604
[3]	Republic of Austria	1.650%	10/21/24	EUR	3,312	3,251
[3]	Republic of Austria	0.000%	4/20/25	EUR	192,131	179,883
[3]	Republic of Austria	0.750%	10/20/26	EUR	79,642	73,980
[3]	Republic of Austria	0.500%	4/20/27	EUR	19,991	18,159
[3]	Republic of Austria	0.750%	2/20/28	EUR	12,190	11,031
[3]	Republic of Austria	0.000%	10/20/28	EUR	92,760	78,839
[3]	Republic of Austria	0.500%	2/20/29	EUR	74,540	64,808
[3]	Republic of Austria	0.000%	2/20/30	EUR	35,904	29,203
[3]	Republic of Austria	0.000%	2/20/31	EUR	71,491	56,284
[3]	Republic of Austria	0.900%	2/20/32	EUR	115,302	96,053
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,758	2,585
[3]	Republic of Austria	5.375%	12/1/34	CAD	798	636
[3]	Republic of Austria	0.250%	10/20/36	EUR	87,278	59,823
[3]	Republic of Austria	4.150%	3/15/37	EUR	18,732	20,917
[3]	Republic of Austria	0.000%	10/20/40	EUR	68,567	39,645
[3]	Republic of Austria	3.150%	6/20/44	EUR	24,502	24,871
[3]	Republic of Austria	1.500%	2/20/47	EUR	26,373	19,596
[3]	Republic of Austria	1.850%	5/23/49	EUR	17,899	14,325
[3]	Republic of Austria	0.750%	3/20/51	EUR	60,488	35,072
[3]	Republic of Austria	3.800%	1/26/62	EUR	8,303	9,737
[3]	Republic of Austria	0.700%	4/20/71	EUR	21,170	9,587
[3]	Republic of Austria	1.500%	11/2/86	EUR	11,911	7,287
[3]	Republic of Austria	2.100%	9/20/17	EUR	15,380	11,565
[3]	Republic of Austria	0.850%	6/30/20	EUR	28,316	12,760
						963,464
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,100	10,105
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	25,354	24,336
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	203,714	194,943

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	234,591	222,698
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	115,380	106,736
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	98,754	86,944
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	121,750	108,919
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	119,211	98,329
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	13,263	11,540
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	126,306	98,772
	Kingdom of Belgium	4.000%	3/28/32	EUR	19,661	21,483
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	145,461	114,731
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	12,608	12,565
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	2,161	2,568
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	67,118	53,457
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	18,062	15,191
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	71,598	67,356
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	86,096	53,385
	Kingdom of Belgium	3.750%	6/22/45	EUR	44,522	47,713
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	10,980	7,966
[3,7]	Kingdom of Belgium	1.700%	6/22/50	EUR	56,369	40,801
[3]	Kingdom of Belgium	1.400%	6/22/53	EUR	82,299	53,796
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	7,607	6,275
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	32,130	25,736
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	21,294	9,440
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,274
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,300	3,785
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	12,000	9,421
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	3,848
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,157
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,700	1,314
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	3,200	2,259
[7]	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,100	4,663
	Region Wallonne Belgium	0.050%	6/22/25	EUR	4,400	4,084
	Region Wallonne Belgium	0.250%	5/3/26	EUR	18,800	17,202
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,400	5,290
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,800	2,202
	Region Wallonne Belgium	1.250%	5/3/34	EUR	12,900	10,355
	Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	4,615
	Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	2,008
[7]	Region Wallonne Belgium	0.650%	1/16/51	EUR	4,500	2,213
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,800	1,520
						1,573,995
Bulgaria (0.0%)
	Republic of Bulgaria	2.950%	9/3/24	EUR	382	377
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,455	1,357
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,184	10,960
	Republic of Bulgaria	3.125%	3/26/35	EUR	4,457	3,476
	Republic of Bulgaria	1.375%	9/23/50	EUR	3,413	1,614
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,200	2,946
	Republic of Bulgaria	0.375%	9/23/30	EUR	1,000	683
	Republic of Bulgaria	4.625%	9/23/34	EUR	2,500	2,263
						23,676
Canada (4.9%)
	British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	3,017	2,181
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	2,655	1,890
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	2,948	2,116
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	2,939	2,006
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	5,863	4,140
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,255	1,575
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,253	841
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,732	2,614
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	1,686	1,130
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,129	1,370
	Canada	0.500%	11/1/23	CAD	48,695	34,473
	Canada	0.750%	2/1/24	CAD	51,883	36,567
	Canada	2.250%	3/1/24	CAD	8,940	6,414
	Canada	0.250%	4/1/24	CAD	46,069	32,107
	Canada	1.500%	5/1/24	CAD	43,875	31,046
	Canada	2.500%	6/1/24	CAD	30,247	21,721
	Canada	2.750%	8/1/24	CAD	231,217	166,318

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	1.500%	9/1/24	CAD	31,649	22,259
	Canada	0.750%	10/1/24	CAD	37,100	25,669
	Canada	1.250%	3/1/25	CAD	42,565	29,438
	Canada	1.500%	4/1/25	CAD	98,772	68,561
	Canada	2.250%	6/1/25	CAD	2,620	1,852
	Canada	9.000%	6/1/25	CAD	5,877	4,863
	Canada	0.500%	9/1/25	CAD	85,060	56,956
	Canada	0.250%	3/1/26	CAD	73,365	48,134
	Canada	1.000%	9/1/26	CAD	21,617	14,411
	Canada	1.250%	3/1/27	CAD	32,706	21,848
	Canada	8.000%	6/1/27	CAD	2,497	2,187
	Canada	2.750%	9/1/27	CAD	59,900	42,643
	Canada	2.000%	6/1/28	CAD	66,252	45,424
	Canada	2.250%	6/1/29	CAD	21,105	14,563
	Canada	5.750%	6/1/29	CAD	19,776	16,612
	Canada	2.250%	12/1/29	CAD	24,182	16,625
	Canada	1.250%	6/1/30	CAD	76,331	48,448
	Canada	0.500%	12/1/30	CAD	87,721	51,719
	Canada	1.500%	6/1/31	CAD	111,544	70,938
	Canada	1.500%	12/1/31	CAD	114,205	72,150
	Canada	2.000%	6/1/32	CAD	127,699	83,960
	Canada	2.500%	12/1/32	CAD	36,800	25,223
	Canada	5.750%	6/1/33	CAD	52,282	46,491
	Canada	5.000%	6/1/37	CAD	40,030	34,646
	Canada	4.000%	6/1/41	CAD	78,201	61,746
	Canada	3.500%	12/1/45	CAD	27,408	20,367
	Canada	2.750%	12/1/48	CAD	15,914	10,424
	Canada	2.000%	12/1/51	CAD	137,725	75,873
	Canada	1.750%	12/1/53	CAD	98,785	50,474
	Canada	2.750%	12/1/64	CAD	27,930	17,868
[3]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	41,205	29,751
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	65,290	46,973
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	36,235	25,353
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	25,785	18,270
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	41,045	27,988
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	66,280	45,731
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	10,645	7,413
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	45,845	30,667
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,515	16,042
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	21,135	13,897
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	14,155	9,484
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	35,285	24,310
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	20,450	15,080
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	23,000	16,785
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,250	7,047
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	46,150	32,349
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	31,080	21,528
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	18,540	12,314
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	35,805	22,893
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	21,815	13,019
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	16,490	10,101
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	12,190	7,788
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	17,470	10,731
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	16,690	10,773
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	13,955	9,244
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	28,430	20,536
	Canada Post Corp.	4.080%	7/16/25	CAD	4,363	3,183
	Canada Post Corp.	4.360%	7/16/40	CAD	1,789	1,294
	CDP Financial Inc.	1.125%	4/6/27	EUR	45,900	41,593
	City of Montreal	3.500%	9/1/24	CAD	389	282
	City of Montreal	3.000%	9/1/25	CAD	3,428	2,439
	City of Montreal	3.000%	9/1/27	CAD	2,450	1,721
	City of Montreal	3.150%	9/1/28	CAD	2,795	1,958
	City of Montreal	2.300%	9/1/29	CAD	2,131	1,396
	City of Montreal	1.750%	9/1/30	CAD	3,449	2,121
	City of Montreal	2.000%	9/1/31	CAD	5,458	3,351
	City of Montreal	4.250%	12/1/32	CAD	2,154	1,573
	City of Montreal	4.100%	12/1/34	CAD	1,566	1,102
	City of Montreal	3.150%	12/1/36	CAD	2,931	1,818

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	City of Montreal	3.500%	12/1/38	CAD	4,239	2,683
	City of Montreal	2.400%	12/1/41	CAD	2,924	1,536
	City of Montreal	4.700%	12/1/41	CAD	2,354	1,712
	City of Montreal	6.000%	6/1/43	CAD	1,987	1,692
	City of Ottawa Ontario	4.100%	12/6/52	CAD	1,384	927
	City of Toronto	3.400%	5/21/24	CAD	1,300	943
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	16,591	15,730
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	7,700	6,751
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,250	5,123
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	4,097	2,869
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,133	7,883
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	7,192	4,631
	CPPIB Capital Inc.	1.125%	12/14/29	GBP	8,000	7,365
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,250	3,993
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	7,633	6,350
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	3,288	1,864
[7]	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,327	1,327
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,250	1,717
	Export Development Canada	1.375%	12/8/23	GBP	4,913	5,490
	Export Development Canada	1.650%	7/31/24	CAD	2,060	1,450
	Financement-Quebec	5.250%	6/1/34	CAD	6,253	4,978
	First Nations Finance Authority	3.050%	6/1/28	CAD	507	355
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,639	1,021
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,845	2,537
	Government of the Northwest Territories	2.200%	9/29/51	CAD	491	221
	Greater Sudbury Canada	2.416%	3/12/50	CAD	427	205
	Hydro-Quebec	2.000%	9/1/28	CAD	8,727	5,785
	Hydro-Quebec	6.000%	8/15/31	CAD	4,550	3,812
	Hydro-Quebec	6.500%	1/16/35	CAD	2,035	1,793
	Hydro-Quebec	6.500%	2/15/35	CAD	18,308	16,274
	Hydro-Quebec	6.000%	2/15/40	CAD	13,732	11,965
	Hydro-Quebec	5.000%	2/15/45	CAD	19,795	15,629
	Hydro-Quebec	5.000%	2/15/50	CAD	29,576	23,950
	Hydro-Quebec	4.000%	2/15/55	CAD	26,807	18,564
	Hydro-Quebec	2.100%	2/15/60	CAD	31,187	13,538
	Hydro-Quebec	4.000%	2/15/63	CAD	7,043	4,884
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,412	3,147
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,311	2,256
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,339	2,292
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,838	2,573
	Municipal Finance Authority of British Columbia	4.950%	12/1/27	CAD	2,700	2,073
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	4,226	2,906
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,153	624
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,692	1,953
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,150	1,508
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	5,482	3,708
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,140	1,294
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	168	127
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	981	840
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,771	1,084
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,592	6,111
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,003	1,965
	OMERS Finance Trust	2.600%	5/14/29	CAD	3,005	2,012
[3]	OMERS Finance Trust	2.600%	5/14/29	CAD	1,525	1,021
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	6,872	5,748
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	829
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	878	644
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	18	14
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	30,512	28,346
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	5,746
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	4,300	3,683
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	10,250	8,779
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	8,330	5,310
	OPB Finance Trust	2.950%	2/2/26	CAD	14,201	9,962
	OPB Finance Trust	2.980%	1/25/27	CAD	2,442	1,701
	Ottawa Ontario	4.600%	7/14/42	CAD	931	678
	Ottawa Ontario	3.250%	11/10/47	CAD	1,173	675
	Ottawa Ontario	3.100%	7/27/48	CAD	1,841	1,030
	Ottawa Ontario	2.500%	5/11/51	CAD	2,620	1,275

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ottawa Ontario	4.200%	7/30/53	CAD	1,648	1,118
Province of Alberta	3.400%	12/1/23	CAD	4,879	3,548
Province of Alberta	3.100%	6/1/24	CAD	11,637	8,406
Province of Alberta	0.625%	4/18/25	EUR	5,183	4,852
Province of Alberta	2.350%	6/1/25	CAD	15,183	10,686
Province of Alberta	0.625%	1/16/26	EUR	2,501	2,302
Province of Alberta	2.200%	6/1/26	CAD	15,094	10,442
Province of Alberta	3.100%	12/14/26	AUD	1,148	691
Province of Alberta	2.550%	6/1/27	CAD	25,504	17,711
Province of Alberta	3.600%	4/11/28	AUD	110	66
Province of Alberta	2.900%	12/1/28	CAD	12,079	8,391
Province of Alberta	0.375%	2/7/29	CHF	10,000	9,111
Province of Alberta	1.403%	2/20/29	SEK	106,000	8,424
Province of Alberta	2.900%	9/20/29	CAD	7,122	4,891
Province of Alberta	2.050%	6/1/30	CAD	35,396	22,731
Province of Alberta	1.650%	6/1/31	CAD	12,891	7,854
Province of Alberta	3.500%	6/1/31	CAD	4,554	3,214
Province of Alberta	4.150%	6/1/33	CAD	3,210	2,334
Province of Alberta	3.900%	12/1/33	CAD	7,402	5,280
Province of Alberta	4.500%	12/1/40	CAD	2,450	1,805
Province of Alberta	3.450%	12/1/43	CAD	9,342	5,911
Province of Alberta	3.300%	12/1/46	CAD	21,716	13,254
Province of Alberta	3.050%	12/1/48	CAD	27,175	15,739
Province of Alberta	3.100%	6/1/50	CAD	40,126	23,480
Province of Alberta	2.950%	6/1/52	CAD	14,771	8,410
Province of British Columbia	3.300%	12/18/23	CAD	12,483	9,066
Province of British Columbia	4.250%	11/27/24	AUD	1,730	1,103
Province of British Columbia	2.850%	6/18/25	CAD	18,576	13,244
Province of British Columbia	2.300%	6/18/26	CAD	9,486	6,586
Province of British Columbia	2.550%	6/18/27	CAD	14,234	9,891
Province of British Columbia	2.950%	12/18/28	CAD	11,974	8,343
Province of British Columbia	5.700%	6/18/29	CAD	6,649	5,382
Province of British Columbia	2.200%	6/18/30	CAD	19,775	12,850
Province of British Columbia	1.550%	6/18/31	CAD	14,285	8,639
Province of British Columbia	6.350%	6/18/31	CAD	7,346	6,314
Province of British Columbia	3.200%	6/18/32	CAD	6,695	4,594
Province of British Columbia	5.400%	6/18/35	CAD	3,000	2,437
Province of British Columbia	4.700%	6/18/37	CAD	3,409	2,587
Province of British Columbia	4.950%	6/18/40	CAD	6,373	4,975
Province of British Columbia	4.300%	6/18/42	CAD	18,568	13,378
Province of British Columbia	3.200%	6/18/44	CAD	17,315	10,528
Province of British Columbia	2.800%	6/18/48	CAD	21,063	11,665
Province of British Columbia	4.900%	6/18/48	CAD	1,471	1,151
Province of British Columbia	2.950%	6/18/50	CAD	28,010	15,941
Province of British Columbia	2.750%	6/18/52	CAD	22,419	12,246
Province of British Columbia	4.250%	12/18/53	CAD	3,708	2,727
Province of Manitoba	3.300%	6/2/24	CAD	2,979	2,159
Province of Manitoba	4.250%	3/3/25	AUD	491	313
Province of Manitoba	2.450%	6/2/25	CAD	11,435	8,063
Province of Manitoba	4.400%	9/5/25	CAD	3,471	2,571
Province of Manitoba	2.550%	6/2/26	CAD	9,304	6,510
Province of Manitoba	2.600%	6/2/27	CAD	7,584	5,274
Province of Manitoba	3.000%	6/2/28	CAD	5,018	3,520
Province of Manitoba	2.750%	6/2/29	CAD	4,669	3,194
Province of Manitoba	3.250%	9/5/29	CAD	2,213	1,552
Province of Manitoba	2.050%	6/2/30	CAD	9,482	6,072
Province of Manitoba	6.300%	3/5/31	CAD	469	396
Province of Manitoba	2.050%	6/2/31	CAD	10,481	6,588
Province of Manitoba	3.900%	12/2/32	CAD	6,000	4,318
Province of Manitoba	5.700%	3/5/37	CAD	3,171	2,632
Province of Manitoba	4.600%	3/5/38	CAD	2,780	2,063
Province of Manitoba	4.650%	3/5/40	CAD	1,960	1,455
Province of Manitoba	4.100%	3/5/41	CAD	3,250	2,253
Province of Manitoba	4.400%	3/5/42	CAD	3,184	2,283
Province of Manitoba	3.350%	3/5/43	CAD	1,581	973
Province of Manitoba	4.050%	9/5/45	CAD	4,226	2,871
Province of Manitoba	2.850%	9/5/46	CAD	8,155	4,503
Province of Manitoba	3.400%	9/5/48	CAD	9,070	5,511
Province of Manitoba	3.200%	3/5/50	CAD	13,225	7,736

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	4.700%	3/5/50	CAD	990	747
Province of Manitoba	2.050%	9/5/52	CAD	8,409	3,771
Province of Manitoba	3.150%	9/5/52	CAD	3,936	2,290
Province of Manitoba	3.800%	9/5/53	CAD	3,189	2,106
Province of Manitoba	3.450%	3/5/63	CAD	1,762	1,071
Province of New Brunswick	3.650%	6/3/24	CAD	5,418	3,947
Province of New Brunswick	1.800%	8/14/25	CAD	5,400	3,734
Province of New Brunswick	2.600%	8/14/26	CAD	4,898	3,425
Province of New Brunswick	2.350%	8/14/27	CAD	4,770	3,268
Province of New Brunswick	3.100%	8/14/28	CAD	4,044	2,841
Province of New Brunswick	2.550%	8/14/31	CAD	6,250	4,079
Province of New Brunswick	5.500%	1/27/34	CAD	1,960	1,605
Province of New Brunswick	4.550%	3/26/37	CAD	3,428	2,539
Province of New Brunswick	4.800%	9/26/39	CAD	1,186	900
Province of New Brunswick	4.800%	6/3/41	CAD	3,765	2,854
Province of New Brunswick	3.550%	6/3/43	CAD	4,641	2,955
Province of New Brunswick	3.800%	8/14/45	CAD	5,713	3,742
Province of New Brunswick	3.100%	8/14/48	CAD	8,071	4,644
Province of New Brunswick	3.050%	8/14/50	CAD	8,688	4,967
Province of New Brunswick	2.900%	8/14/52	CAD	2,419	1,341
Province of New Brunswick	3.550%	6/3/55	CAD	900	552
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	4,150	2,912
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	4,898	3,475
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,700	1,104
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	491	395
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,346	5,069
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	7,407	5,073
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	7,215	4,467
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	4,131	2,556
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	491	396
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,550	1,839
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	9,147	5,291
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,940	3,658
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	9,380	4,663
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	3,729	2,070
Province of Nova Scotia	2.100%	6/1/27	CAD	4,169	2,835
Province of Nova Scotia	1.100%	6/1/28	CAD	5,287	3,349
Province of Nova Scotia	2.000%	9/1/30	CAD	8,313	5,272
Province of Nova Scotia	2.400%	12/1/31	CAD	4,700	3,018
Province of Nova Scotia	6.600%	12/1/31	CAD	12	10
Province of Nova Scotia	5.800%	6/1/33	CAD	981	811
Province of Nova Scotia	4.500%	6/1/37	CAD	2,450	1,805
Province of Nova Scotia	4.700%	6/1/41	CAD	4,150	3,114
Province of Nova Scotia	4.400%	6/1/42	CAD	4,866	3,493
Province of Nova Scotia	3.450%	6/1/45	CAD	2,376	1,472
Province of Nova Scotia	3.150%	12/1/51	CAD	10,525	6,108
Province of Nova Scotia	3.500%	6/2/62	CAD	4,124	2,479
Province of Ontario	7.500%	2/7/24	CAD	1,266	967
Province of Ontario	1.875%	5/21/24	EUR	2,457	2,393
Province of Ontario	3.500%	6/2/24	CAD	50,582	36,771
Province of Ontario	0.375%	6/14/24	EUR	11,821	11,231
Province of Ontario	4.250%	8/22/24	AUD	495	316
Province of Ontario	2.300%	9/8/24	CAD	22,144	15,736
Province of Ontario	0.875%	1/21/25	EUR	2,457	2,324
Province of Ontario	2.650%	2/5/25	CAD	16,212	11,541
Province of Ontario	0.625%	4/17/25	EUR	6,647	6,222
Province of Ontario	2.600%	6/2/25	CAD	56,589	40,073
Province of Ontario	3.100%	8/26/25	AUD	985	608
Province of Ontario	1.750%	9/8/25	CAD	39,298	27,094
Province of Ontario	2.400%	6/2/26	CAD	31,887	22,215
Province of Ontario	1.350%	9/8/26	CAD	11,564	7,717
Province of Ontario	3.500%	1/27/27	AUD	495	300
Province of Ontario	1.850%	2/1/27	CAD	13,498	9,096
Province of Ontario	0.375%	4/8/27	EUR	957	843
Province of Ontario	2.600%	6/2/27	CAD	36,481	25,397
Province of Ontario	7.600%	6/2/27	CAD	7,346	6,264
Province of Ontario	1.050%	9/8/27	CAD	10,255	6,619
Province of Ontario	3.600%	3/8/28	CAD	16,100	11,664
Province of Ontario	2.900%	6/2/28	CAD	37,175	25,962

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	6.500%	3/8/29	CAD	8,110	6,755
Province of Ontario	2.700%	6/2/29	CAD	52,731	35,966
Province of Ontario	0.250%	6/28/29	CHF	5,515	4,966
Province of Ontario	1.550%	11/1/29	CAD	21,996	13,811
Province of Ontario	2.050%	6/2/30	CAD	44,799	28,758
Province of Ontario	0.010%	11/25/30	EUR	10,214	7,794
Province of Ontario	1.350%	12/2/30	CAD	25,904	15,558
Province of Ontario	2.150%	6/2/31	CAD	52,612	33,417
Province of Ontario	6.200%	6/2/31	CAD	6,367	5,413
Province of Ontario	0.250%	6/9/31	EUR	7,600	5,813
Province of Ontario	2.250%	12/2/31	CAD	22,555	14,323
Province of Ontario	3.750%	6/2/32	CAD	35,300	25,290
Province of Ontario	5.850%	3/8/33	CAD	13,198	11,014
Province of Ontario	5.600%	6/2/35	CAD	23,098	19,049
Province of Ontario	4.700%	6/2/37	CAD	41,136	31,160
Province of Ontario	4.600%	6/2/39	CAD	38,496	28,793
Province of Ontario	4.650%	6/2/41	CAD	59,443	44,627
Province of Ontario	3.500%	6/2/43	CAD	39,795	25,412
Province of Ontario	3.450%	6/2/45	CAD	63,625	39,987
Province of Ontario	2.900%	12/2/46	CAD	66,145	37,459
Province of Ontario	2.800%	6/2/48	CAD	50,869	28,074
Province of Ontario	2.900%	6/2/49	CAD	55,273	31,008
Province of Ontario	2.650%	12/2/50	CAD	60,479	32,115
Province of Ontario	1.900%	12/2/51	CAD	53,256	23,379
Province of Ontario	2.550%	12/2/52	CAD	46,080	23,724
Province of Ontario	3.750%	12/2/53	CAD	26,659	17,709
Province of Prince Edward Island	4.600%	5/19/41	CAD	800	580
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,284	814
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,261	646
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,467	909
Province of Quebec	1.500%	12/15/23	GBP	3,910	4,367
Province of Quebec	2.375%	1/22/24	EUR	552	543
Province of Quebec	2.250%	2/22/24	CAD	4,262	3,053
Province of Quebec	3.750%	9/1/24	CAD	21,833	15,922
Province of Quebec	0.875%	1/15/25	EUR	5,500	5,206
Province of Quebec	4.200%	3/10/25	AUD	739	471
Province of Quebec	5.350%	6/1/25	CAD	10,450	7,910
Province of Quebec	2.600%	7/6/25	CAD	3,099	2,194
Province of Quebec	2.750%	9/1/25	CAD	32,027	22,716
Province of Quebec	8.500%	4/1/26	CAD	4,898	4,085
Province of Quebec	3.700%	5/20/26	AUD	279	173
Province of Quebec	2.500%	9/1/26	CAD	22,964	16,023
Province of Quebec	1.850%	2/13/27	CAD	3,112	2,099
Province of Quebec	0.875%	5/4/27	EUR	17,049	15,370
Province of Quebec	2.750%	9/1/27	CAD	31,554	22,096
Province of Quebec	0.875%	7/5/28	EUR	20,214	17,726
Province of Quebec	2.750%	9/1/28	CAD	22,350	15,467
Province of Quebec	2.300%	9/1/29	CAD	24,778	16,455
Province of Quebec	6.000%	10/1/29	CAD	7,346	6,047
Province of Quebec	1.900%	9/1/30	CAD	41,650	26,350
Province of Quebec	0.000%	10/29/30	EUR	16,093	12,353
Province of Quebec	0.250%	5/5/31	EUR	12,300	9,475
Province of Quebec	2.100%	5/27/31	CAD	15,300	9,727
Province of Quebec	1.500%	9/1/31	CAD	52,164	31,249
Province of Quebec	6.250%	6/1/32	CAD	10,564	9,070
Province of Quebec	3.250%	9/1/32	CAD	19,135	13,143
Province of Quebec	5.750%	12/1/36	CAD	14,609	12,311
Province of Quebec	5.000%	12/1/38	CAD	18,957	14,862
Province of Quebec	5.000%	12/1/41	CAD	35,004	27,502
Province of Quebec	4.250%	12/1/43	CAD	27,842	19,894
Province of Quebec	3.500%	12/1/45	CAD	37,714	23,940
Province of Quebec	3.500%	12/1/48	CAD	45,671	28,866
Province of Quebec	3.100%	12/1/51	CAD	67,005	39,238
Province of Quebec	2.850%	12/1/53	CAD	56,883	31,493
Province of Quebec	4.400%	12/1/55	CAD	3,600	2,709
Province of Saskatchewan	3.200%	6/3/24	CAD	7,679	5,556
Province of Saskatchewan	0.800%	9/2/25	CAD	5,074	3,406
Province of Saskatchewan	2.550%	6/2/26	CAD	4,997	3,498
Province of Saskatchewan	2.650%	6/2/27	CAD	6,898	4,807

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Province of Saskatchewan	3.050%	12/2/28	CAD	6,693	4,684
	Province of Saskatchewan	5.750%	3/5/29	CAD	2,939	2,356
	Province of Saskatchewan	2.200%	6/2/30	CAD	5,140	3,332
	Province of Saskatchewan	2.150%	6/2/31	CAD	7,585	4,809
	Province of Saskatchewan	6.400%	9/5/31	CAD	259	223
	Province of Saskatchewan	5.800%	9/5/33	CAD	140	117
	Province of Saskatchewan	5.000%	3/5/37	CAD	61	48
	Province of Saskatchewan	4.750%	6/1/40	CAD	3,624	2,750
	Province of Saskatchewan	3.400%	2/3/42	CAD	3,250	2,046
	Province of Saskatchewan	3.900%	6/2/45	CAD	6,816	4,569
	Province of Saskatchewan	2.750%	12/2/46	CAD	10,666	5,839
	Province of Saskatchewan	3.300%	6/2/48	CAD	8,685	5,251
	Province of Saskatchewan	3.100%	6/2/50	CAD	13,142	7,648
	Province of Saskatchewan	2.800%	12/2/52	CAD	8,455	4,563
	Province of Saskatchewan	3.750%	3/5/54	CAD	1,859	1,216
	Province of Saskatchewan	2.950%	6/2/58	CAD	1,872	1,003
	PSP Capital Inc.	2.090%	11/22/23	CAD	1,971	1,414
	PSP Capital Inc.	3.290%	4/4/24	CAD	9,847	7,143
	PSP Capital Inc.	3.000%	11/5/25	CAD	5,383	3,831
	PSP Capital Inc.	0.900%	6/15/26	CAD	2,450	1,612
	PSP Capital Inc.	1.500%	3/15/28	CAD	7,700	4,997
	PSP Capital Inc.	2.050%	1/15/30	CAD	8,828	5,684
	PSP Capital Inc.	2.600%	3/1/32	CAD	500	324
	Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	700	511
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,419	2,619
	Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,653	809
	Regional Municipality of York	2.600%	12/15/25	CAD	2,450	1,724
	Regional Municipality of York	2.500%	6/2/26	CAD	1,471	1,027
	Regional Municipality of York	2.350%	6/9/27	CAD	2	1
	Regional Municipality of York	1.700%	5/27/30	CAD	1,453	901
	Regional Municipality of York	2.150%	6/22/31	CAD	1,954	1,226
	Regional Municipality of York	4.000%	5/31/32	CAD	2,135	1,556
	Regional Municipality of York	3.650%	5/13/33	CAD	1,519	1,048
	Regional Municipality of York	4.050%	5/1/34	CAD	1,577	1,116
	Royal Office Finance LP	5.209%	11/12/37	CAD	2,475	1,853
	South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	2,657	1,897
	South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	917
	South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	500	350
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,601	2,586
	South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	486	244
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,018	793
	Toronto Canada	2.450%	2/6/25	CAD	2,690	1,904
	Toronto Canada	2.400%	6/7/27	CAD	2,484	1,709
	Toronto Canada	2.650%	11/9/29	CAD	2,630	1,800
	Toronto Canada	3.250%	4/20/32	CAD	3,000	2,043
	Toronto Canada	2.950%	4/28/35	CAD	3,062	1,906
	Toronto Canada	3.500%	6/2/36	CAD	2,000	1,306
	Toronto Canada	2.600%	9/24/39	CAD	2,977	1,647
	Toronto Canada	5.200%	6/1/40	CAD	599	463
	Toronto Canada	2.150%	8/25/40	CAD	2,873	1,462
	Toronto Canada	4.700%	6/10/41	CAD	981	713
	Toronto Canada	2.850%	11/23/41	CAD	500	281
	Toronto Canada	3.800%	12/13/42	CAD	1,240	799
	Toronto Canada	4.150%	3/10/44	CAD	2,415	1,629
	Toronto Canada	3.250%	6/24/46	CAD	1,960	1,133
	Toronto Canada	3.200%	8/1/48	CAD	893	509
	Toronto Canada	2.800%	11/22/49	CAD	2,898	1,509
	Toronto Canada	2.900%	4/29/51	CAD	3,204	1,696
	Toronto Canada	4.300%	6/1/52	CAD	884	616
	Vancouver Canada	3.700%	10/18/52	CAD	628	390
	Winnipeg Canada	4.100%	6/1/45	CAD	1,240	817
	Winnipeg Canada	4.300%	11/15/51	CAD	2,537	1,723
						4,417,200
Chile (0.1%)
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	6/1/24	CLP	8,175,000	8,239
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	13,250,000	12,539
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	18,945,000	18,623
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	10,128
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	18,650,000	17,405

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	10,755,000	9,963
Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,590,000	15,623
Republic of Chile	1.625%	1/30/25	EUR	2,736	2,570
Republic of Chile	0.100%	1/26/27	EUR	7,762	6,387
Republic of Chile	0.555%	1/21/29	EUR	6,600	5,089
Republic of Chile	1.440%	2/1/29	EUR	2,231	1,810
Republic of Chile	0.830%	7/2/31	EUR	5,384	3,862
Republic of Chile	1.300%	7/26/36	EUR	6,554	4,219
Republic of Chile	1.250%	1/29/40	EUR	4,732	2,779
Republic of Chile	1.250%	1/22/51	EUR	5,795	2,791
					122,027
China (1.1%)
Agricultural Development Bank of China	3.190%	3/3/24	CNY	150,000	20,862
Agricultural Development Bank of China	3.240%	8/14/24	CNY	50,000	6,979
Agricultural Development Bank of China	2.610%	3/9/25	CNY	20,000	2,762
Agricultural Development Bank of China	2.250%	4/22/25	CNY	50,000	6,847
Agricultural Development Bank of China	3.450%	9/23/25	CNY	50,000	7,066
Agricultural Development Bank of China	3.350%	3/24/26	CNY	50,000	7,059
Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	5,704
Agricultural Development Bank of China	2.990%	8/11/26	CNY	50,000	6,975
Agricultural Development Bank of China	2.870%	5/14/27	CNY	50,000	6,937
Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	8,553
Agricultural Development Bank of China	3.190%	8/12/28	CNY	80,000	11,234
Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,137
Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	7,286
Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	2,866
Agricultural Development Bank of China	3.300%	11/5/31	CNY	90,000	12,705
Agricultural Development Bank of China	3.060%	6/6/32	CNY	180,000	24,939
Agricultural Development Bank of China	3.920%	6/18/51	CNY	30,000	4,643
China Development Bank	2.980%	1/8/24	CNY	100,000	13,862
China Development Bank	0.875%	1/24/24	EUR	822	789
China Development Bank	2.730%	11/11/24	CNY	160,000	22,165
China Development Bank	3.230%	1/10/25	CNY	20,000	2,800
China Development Bank	2.590%	3/17/25	CNY	100,000	13,819
China Development Bank	3.340%	7/14/25	CNY	20,000	2,817
China Development Bank	3.430%	1/14/27	CNY	110,000	15,629
China Development Bank	4.240%	8/24/27	CNY	120,000	17,694
China Development Bank	3.400%	1/8/28	CNY	300,000	42,699
China Development Bank	3.090%	8/9/28	CNY	130,000	18,167
China Development Bank	3.480%	1/8/29	CNY	50,000	7,124
China Development Bank	2.990%	3/1/29	CNY	130,000	18,026
China Development Bank	3.070%	3/10/30	CNY	65,000	9,038
China Development Bank	3.090%	6/18/30	CNY	125,000	17,393
China Development Bank	3.700%	10/20/30	CNY	30,000	4,347
China Development Bank	3.660%	3/1/31	CNY	145,000	20,976
China Development Bank	3.410%	6/7/31	CNY	50,000	7,109
China Development Bank	3.120%	9/13/31	CNY	120,000	16,698
China Development Bank	3.000%	1/17/32	CNY	50,000	6,903
China Development Bank	3.800%	1/25/36	CNY	30,000	4,438
China Development Bank	3.900%	8/3/40	CNY	160,000	24,126
China Development Bank	3.560%	11/19/51	CNY	50,000	7,049
China Government Bond	2.880%	11/5/23	CNY	120,000	16,625
China Government Bond	2.840%	4/8/24	CNY	250,000	34,704
China Government Bond	2.470%	9/2/24	CNY	300,000	41,426
China Government Bond	2.940%	10/17/24	CNY	80,000	11,142
China Government Bond	1.990%	4/9/25	CNY	160,000	21,835
China Government Bond	2.240%	5/25/25	CNY	200,000	27,443
China Government Bond	3.020%	10/22/25	CNY	135,000	18,903
China Government Bond	3.030%	3/11/26	CNY	110,000	15,422
China Government Bond	2.690%	8/12/26	CNY	220,000	30,501
China Government Bond	0.125%	11/12/26	EUR	2,700	2,326
China Government Bond	2.850%	6/4/27	CNY	40,000	5,584
China Government Bond	3.280%	12/3/27	CNY	80,000	11,396
China Government Bond	3.010%	5/13/28	CNY	130,000	18,268
China Government Bond	2.910%	10/14/28	CNY	145,000	20,238
China Government Bond	0.125%	11/17/28	EUR	5,000	3,995
China Government Bond	2.800%	3/24/29	CNY	100,000	13,854
China Government Bond	3.290%	5/23/29	CNY	90,000	12,826
China Government Bond	2.750%	6/15/29	CNY	50,000	6,901

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	3.130%	11/21/29	CNY	40,000	5,641
China Government Bond	2.680%	5/21/30	CNY	90,000	12,311
China Government Bond	3.270%	11/19/30	CNY	50,000	7,152
China Government Bond	3.020%	5/27/31	CNY	133,000	18,720
China Government Bond	0.500%	11/12/31	EUR	10,447	7,856
China Government Bond	2.890%	11/18/31	CNY	110,000	15,342
China Government Bond	0.625%	11/25/35	EUR	4,913	3,310
China Government Bond	4.270%	5/17/37	CNY	30,000	4,822
China Government Bond	1.000%	11/12/39	EUR	4,778	3,033
China Government Bond	3.520%	4/25/46	CNY	20,000	2,918
China Government Bond	3.770%	2/20/47	CNY	20,000	3,031
China Government Bond	4.050%	7/24/47	CNY	20,000	3,161
China Government Bond	3.970%	7/23/48	CNY	20,000	3,131
China Government Bond	4.080%	10/22/48	CNY	25,000	3,983
China Government Bond	3.860%	7/22/49	CNY	70,000	10,801
China Government Bond	3.390%	3/16/50	CNY	60,000	8,570
China Government Bond	3.810%	9/14/50	CNY	40,000	6,140
China Government Bond	3.720%	4/12/51	CNY	85,000	12,869
China Government Bond	3.530%	10/18/51	CNY	85,000	12,659
China Government Bond	4.240%	11/24/64	CNY	30,000	5,151
China Government Bond	3.730%	5/25/70	CNY	30,000	4,692
China Government Bond	3.760%	3/22/71	CNY	40,000	6,303
Export-Import Bank of China	3.140%	4/2/24	CNY	60,000	8,345
Export-Import Bank of China	2.760%	11/5/24	CNY	230,000	31,860
Export-Import Bank of China	3.430%	10/23/25	CNY	50,000	7,070
Export-Import Bank of China	3.220%	5/14/26	CNY	70,000	9,850
Export-Import Bank of China	3.400%	1/11/28	CNY	90,000	12,766
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	5,839
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	11,614
Export-Import Bank of China	3.180%	3/11/32	CNY	140,000	19,574
					1,023,125
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	95,100,000	18,508
Colombian TES	6.250%	11/26/25	COP	79,000,000	13,307
Colombian TES	7.500%	8/26/26	COP	123,500,000	20,671
Colombian TES	5.750%	11/3/27	COP	85,000,000	12,465
Colombian TES	6.000%	4/28/28	COP	131,000,000	18,895
Colombian TES	7.750%	9/18/30	COP	95,300,000	13,798
Colombian TES	7.000%	3/26/31	COP	90,000,000	12,184
Colombian TES	7.000%	6/30/32	COP	118,700,000	15,466
Colombian TES	7.250%	10/18/34	COP	115,250,000	14,589
Colombian TES	6.250%	7/9/36	COP	68,000,000	7,502
Colombian TES	9.250%	5/28/42	COP	77,500,000	10,816
Colombian TES	7.250%	10/26/50	COP	62,500,000	6,753
					164,954
Croatia (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	1,004	993
Republic of Croatia	3.000%	3/20/27	EUR	3,459	3,399
Republic of Croatia	2.700%	6/15/28	EUR	2,818	2,670
Republic of Croatia	1.125%	6/19/29	EUR	8,459	7,023
Republic of Croatia	2.750%	1/27/30	EUR	4,459	4,023
Republic of Croatia	1.500%	6/17/31	EUR	27,639	22,004
Republic of Croatia	2.875%	4/22/32	EUR	5,400	4,715
Republic of Croatia	1.125%	3/4/33	EUR	4,000	2,887
Republic of Croatia	1.750%	3/4/41	EUR	4,947	3,244
					50,958
Czech Republic (0.4%)
Czech Republic	0.450%	10/25/23	CZK	490,310	18,601
Czech Republic	5.700%	5/25/24	CZK	107,740	4,315
Czech Republic	0.000%	12/12/24	CZK	561,080	20,046
Czech Republic	1.250%	2/14/25	CZK	1,050,000	38,035
Czech Republic	2.400%	9/17/25	CZK	353,340	12,872
Czech Republic	6.000%	2/26/26	CZK	1,901,590	76,318
Czech Republic	1.000%	6/26/26	CZK	908,230	30,575
Czech Republic	0.250%	2/10/27	CZK	401,400	12,665
Czech Republic	2.500%	8/25/28	CZK	181,190	6,057
Czech Republic	2.750%	7/23/29	CZK	1,957,870	65,102
Czech Republic	0.950%	5/15/30	CZK	779,080	21,970

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Czech Republic	1.200%	3/13/31	CZK	541,410	15,212
	Czech Republic	2.000%	10/13/33	CZK	278,500	7,816
	Czech Republic	4.200%	12/4/36	CZK	48,170	1,650
	Czech Republic	1.500%	4/24/40	CZK	100,340	2,167
	Czech Republic	4.850%	11/26/57	CZK	44,570	1,586
						334,987
Denmark (0.4%)
	Kingdom of Denmark	1.500%	11/15/23	DKK	118,766	15,684
	Kingdom of Denmark	7.000%	11/10/24	DKK	36,375	5,282
	Kingdom of Denmark	1.750%	11/15/25	DKK	331,651	43,444
	Kingdom of Denmark	0.500%	11/15/27	DKK	492,636	59,730
	Kingdom of Denmark	0.500%	11/15/29	DKK	561,753	65,277
	Kingdom of Denmark	0.000%	11/15/31	DKK	608,388	64,405
	Kingdom of Denmark	4.500%	11/15/39	DKK	373,185	61,705
	Kingdom of Denmark	0.250%	11/15/52	DKK	99,818	7,126
	Kommunekredit	0.250%	2/16/24	EUR	1,004	963
	Kommunekredit	0.625%	5/11/26	EUR	2,186	2,002
	Kommunekredit	2.900%	11/27/26	AUD	2,047	1,223
	Kommunekredit	0.750%	5/18/27	EUR	12,443	11,198
	Kommunekredit	0.000%	3/3/31	EUR	5,000	3,852
	Kommunekredit	0.010%	5/4/34	EUR	1,000	692
	Kommunekredit	0.875%	11/3/36	EUR	2,500	1,827
						344,410
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,234	2,952
	Finnvera OYJ	2.125%	3/8/28	EUR	20,400	19,454
	Finnvera OYJ	0.375%	4/9/29	EUR	4,169	3,508
	Finnvera OYJ	1.125%	5/17/32	EUR	3,100	2,578
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	5,400	4,571
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	12,222
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,800	13,693
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	11,277	7,567
	Municipality Finance plc	5.000%	3/20/24	AUD	2,008	1,298
	Municipality Finance plc	0.625%	11/26/26	EUR	2,457	2,228
	Municipality Finance plc	1.250%	2/23/33	EUR	4,913	4,092
[3]	Republic of Finland	2.000%	4/15/24	EUR	14,141	13,976
[3]	Republic of Finland	0.000%	9/15/24	EUR	24,380	23,228
[3]	Republic of Finland	4.000%	7/4/25	EUR	21,290	22,099
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,120	4,894
[3]	Republic of Finland	0.000%	9/15/26	EUR	35,000	31,626
[3]	Republic of Finland	1.375%	4/15/27	EUR	25,000	23,608
[3]	Republic of Finland	0.500%	9/15/27	EUR	24,867	22,381
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,535	5,522
[3]	Republic of Finland	0.500%	9/15/29	EUR	10,581	9,071
[3]	Republic of Finland	0.000%	9/15/30	EUR	39,490	31,782
[3]	Republic of Finland	0.750%	4/15/31	EUR	24,445	20,702
[3]	Republic of Finland	0.125%	9/15/31	EUR	38,750	30,688
[3]	Republic of Finland	1.500%	9/15/32	EUR	57,364	50,407
[3]	Republic of Finland	1.125%	4/15/34	EUR	15,604	12,757
[3]	Republic of Finland	0.125%	4/15/36	EUR	13,000	8,828
[3]	Republic of Finland	0.250%	9/15/40	EUR	72,995	45,107
[3]	Republic of Finland	2.625%	7/4/42	EUR	16,683	15,603
[3]	Republic of Finland	0.500%	4/15/43	EUR	993	617
[3]	Republic of Finland	1.375%	4/15/47	EUR	10,000	7,394
[3]	Republic of Finland	0.125%	4/15/52	EUR	11,677	5,531
						459,984
France (8.5%)
	Action Logement Services	1.375%	4/13/32	EUR	12,500	10,607
	Action Logement Services	0.750%	7/19/41	EUR	15,600	9,635
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	4,000	3,854
	Agence Francaise de Developpement EPIC	3.125%	1/4/24	EUR	3,000	2,983
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	20,700	19,779
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	10,000	9,664
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	4,894
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	4,646
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,100	5,517
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,849
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,255

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	13,800	11,512
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	27,200	22,660
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	36,300	30,019
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,400	17,287
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,505
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	14,300	10,523
	Agence France Locale	0.500%	6/20/24	EUR	4,900	4,682
	Agence France Locale	0.125%	6/20/26	EUR	8,400	7,580
	Agence France Locale	0.000%	9/20/27	EUR	15,000	12,997
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,071
	Agence France Locale	0.000%	3/20/31	EUR	500	388
	Bpifrance SACA	0.125%	11/25/23	EUR	41,400	39,882
	Bpifrance SACA	2.500%	5/25/24	EUR	5,000	4,936
	Bpifrance SACA	0.750%	11/25/24	EUR	8,000	7,626
	Bpifrance SACA	0.125%	3/25/25	EUR	15,800	14,723
	Bpifrance SACA	0.500%	5/25/25	EUR	5,600	5,251
	Bpifrance SACA	2.750%	10/25/25	EUR	11,000	10,890
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	11,940
	Bpifrance SACA	0.125%	11/25/28	EUR	28,300	23,821
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,067
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	4,612
	Bpifrance SACA	0.250%	6/4/31	EUR	700	551
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	49,131	47,378
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	4,876	5,018
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	8,886
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	5,700	4,866
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	43,700	35,990
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	30,800	26,147
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	87,300	67,437
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	45,200	34,854
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	21,300	16,762
	Caisse des Depots et Consignations	0.000%	6/19/24	EUR	2,200	2,087
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	6,000	5,909
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	9,800	9,347
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	1,951	2,008
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,300	10,470
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,700	1,600
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	600	550
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	2,743
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	1,805
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,441
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	89
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	22,300	21,968
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	54,400	42,510
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,373
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,400	7,824
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	2,500	2,051
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	100	79
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,600	2,772
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	21,300	13,094
	France	0.000%	2/25/24	EUR	226,702	218,136
	France	0.000%	3/25/24	EUR	269,096	258,267
	France	1.750%	11/25/24	EUR	125,011	122,713
	France	0.000%	2/25/25	EUR	520,386	489,364
	France	0.000%	3/25/25	EUR	60,000	56,348
	France	0.500%	5/25/25	EUR	69,695	66,068
	France	1.000%	11/25/25	EUR	340,209	325,208
	France	0.000%	2/25/26	EUR	128,703	118,359
	France	3.500%	4/25/26	EUR	54,610	56,329
[8]	France	0.500%	5/25/26	EUR	169,679	158,090
	France	0.250%	11/25/26	EUR	51,306	46,874
[9]	France	0.000%	2/25/27	EUR	585,977	526,428
	France	1.000%	5/25/27	EUR	65,450	61,231
	France	0.750%	2/25/28	EUR	277,214	252,612
	France	0.750%	5/25/28	EUR	242,187	219,793
[8]	France	0.750%	11/25/28	EUR	420,393	378,470
	France	5.500%	4/25/29	EUR	32,522	37,984
	France	0.500%	5/25/29	EUR	59,931	52,619
[8]	France	0.000%	11/25/29	EUR	362,327	302,813

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	France	2.500%	5/25/30	EUR	159,931	159,434
[8]	France	0.000%	11/25/30	EUR	232,374	188,501
	France	1.500%	5/25/31	EUR	207,411	190,333
	France	0.000%	11/25/31	EUR	265,253	208,602
	France	0.000%	5/25/32	EUR	83,573	64,401
	France	5.750%	10/25/32	EUR	60,000	74,926
	France	2.000%	11/25/32	EUR	150,000	139,336
	France	1.250%	5/25/34	EUR	301,529	251,754
	France	4.750%	4/25/35	EUR	30,221	35,449
[3]	France	1.250%	5/25/36	EUR	210,705	168,991
	France	1.250%	5/25/38	EUR	65,959	51,164
	France	4.000%	10/25/38	EUR	96,951	107,199
[3]	France	1.750%	6/25/39	EUR	2,930	2,449
[3]	France	0.500%	5/25/40	EUR	106,332	69,134
	France	4.500%	4/25/41	EUR	153,442	180,976
[3]	France	2.500%	5/25/43	EUR	88,927	80,379
[3]	France	0.500%	6/25/44	EUR	69,874	41,934
	France	3.250%	5/25/45	EUR	143,276	144,642
[3]	France	2.000%	5/25/48	EUR	82,607	65,869
[3]	France	1.500%	5/25/50	EUR	122,558	86,392
[8]	France	0.750%	5/25/52	EUR	136,375	75,893
[3]	France	0.750%	5/25/53	EUR	263,224	143,662
[3]	France	4.000%	4/25/55	EUR	60,930	71,219
	France	4.000%	4/25/60	EUR	67,417	80,200
[3]	France	1.750%	5/25/66	EUR	58,468	41,740
[3]	France	0.500%	5/25/72	EUR	40,287	16,453
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	100	65
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	14,800	10,163
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	1,500	1,368
	Region of Ile de France	3.625%	3/27/24	EUR	6,500	6,524
	Region of Ile de France	0.500%	6/14/25	EUR	17,900	16,785
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,263
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,134
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,500
	SFIL SA	0.050%	6/4/29	EUR	1,700	1,398
	SNCF Reseau	2.625%	12/29/25	EUR	2,500	2,477
	SNCF Reseau	4.250%	10/7/26	EUR	600	628
	SNCF Reseau	3.125%	10/25/28	EUR	3,600	3,629
	SNCF Reseau	5.250%	12/7/28	GBP	8,292	9,822
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,641
	SNCF Reseau	1.125%	5/25/30	EUR	13,800	12,103
	SNCF Reseau	1.000%	11/9/31	EUR	7,400	6,208
	SNCF Reseau	5.000%	10/10/33	EUR	7,509	8,596
	SNCF Reseau	5.250%	1/31/35	GBP	2,684	3,227
	SNCF Reseau	0.750%	5/25/36	EUR	18,200	12,943
	SNCF Reseau	1.500%	5/29/37	EUR	8,900	6,921
	SNCF Reseau	2.250%	12/20/47	EUR	6,200	4,780
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,794
	SNCF Reseau	5.000%	3/11/52	GBP	2,451	2,946
	SNCF Reseau	4.830%	3/25/60	GBP	683	819
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	4,683
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	17,400	13,662
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,000	18,046
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	10,000	5,770
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	6,500	4,398
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	22,200	11,866
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,900	2,361
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	11,000	4,738
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	300	306
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	3,935	4,632
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	6,900	6,259
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	17,000	11,078
	Societe Nationale SNCF SA	0.875%	2/28/51	EUR	10,800	5,354
	UNEDIC ASSEO	2.375%	5/25/24	EUR	1,500	1,478
	UNEDIC ASSEO	0.125%	11/25/24	EUR	44,000	41,350
	UNEDIC ASSEO	0.625%	2/17/25	EUR	5,500	5,210
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,000	6,488
	UNEDIC ASSEO	0.100%	11/25/26	EUR	41,200	36,757
	UNEDIC ASSEO	1.250%	10/21/27	EUR	10,500	9,696

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UNEDIC ASSEO	0.500%	3/20/29	EUR	11,800	10,162
	UNEDIC ASSEO	0.250%	11/25/29	EUR	14,700	12,209
	UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	8,063
	UNEDIC ASSEO	0.000%	11/19/30	EUR	5,500	4,331
	UNEDIC ASSEO	1.500%	4/20/32	EUR	500	435
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	826
	UNEDIC ASSEO	0.100%	5/25/34	EUR	34,600	24,118
	UNEDIC ASSEO	0.250%	7/16/35	EUR	34,800	23,762
						7,601,774
Germany (8.6%)
	Bundesobligation	0.000%	4/5/24	EUR	16,192	15,572
	Bundesobligation	0.000%	10/18/24	EUR	169,217	161,161
	Bundesobligation	0.000%	4/11/25	EUR	410,476	387,054
	Bundesobligation	0.000%	10/10/25	EUR	582,277	544,480
	Bundesobligation	0.000%	4/10/26	EUR	172,000	159,254
	Bundesobligation	0.000%	10/9/26	EUR	90,000	82,290
	Bundesobligation	0.000%	4/16/27	EUR	70,109	63,408
	Bundesschatzanweisungen	0.200%	6/14/24	EUR	576,330	553,924
	Bundesschatzanweisungen	0.400%	9/13/24	EUR	47,007	45,156
[8]	Federal Republic of Germany	1.000%	8/15/25	EUR	200,000	192,808
	Federal Republic of Germany	0.500%	2/15/26	EUR	44,383	41,906
	Federal Republic of Germany	0.000%	8/15/26	EUR	21,455	19,728
	Federal Republic of Germany	0.250%	2/15/27	EUR	87,560	80,579
	Federal Republic of Germany	0.500%	8/15/27	EUR	4,587	4,237
	Federal Republic of Germany	0.000%	11/15/27	EUR	45,542	40,748
	Federal Republic of Germany	5.625%	1/4/28	EUR	68,082	78,822
	Federal Republic of Germany	0.500%	2/15/28	EUR	181,655	166,433
	Federal Republic of Germany	0.250%	8/15/28	EUR	445,770	399,024
	Federal Republic of Germany	0.000%	11/15/28	EUR	246,535	216,425
	Federal Republic of Germany	0.250%	2/15/29	EUR	163,530	145,129
	Federal Republic of Germany	0.000%	8/15/29	EUR	6,256	5,394
	Federal Republic of Germany	0.000%	2/15/30	EUR	115,000	98,150
	Federal Republic of Germany	0.000%	8/15/30	EUR	70,000	59,038
	Federal Republic of Germany	0.000%	2/15/31	EUR	387	323
	Federal Republic of Germany	0.000%	8/15/31	EUR	1,516	1,249
	Federal Republic of Germany	0.000%	2/15/32	EUR	60,569	49,236
	Federal Republic of Germany	1.700%	8/15/32	EUR	392,670	372,471
[8]	Federal Republic of Germany	0.000%	5/15/35	EUR	233,609	173,972
	Federal Republic of Germany	0.000%	5/15/36	EUR	314,097	228,569
	Federal Republic of Germany	1.000%	5/15/38	EUR	57,283	46,861
	Federal Republic of Germany	4.250%	7/4/39	EUR	50,000	61,933
	Federal Republic of Germany	4.750%	7/4/40	EUR	12,079	16,007
	Federal Republic of Germany	3.250%	7/4/42	EUR	79,116	89,512
	Federal Republic of Germany	2.500%	7/4/44	EUR	135,032	138,246
	Federal Republic of Germany	2.500%	8/15/46	EUR	228,941	236,985
[8]	Federal Republic of Germany	1.250%	8/15/48	EUR	194,362	156,430
	Federal Republic of Germany	0.000%	8/15/50	EUR	102,657	56,020
	Federal Republic of Germany	1.800%	8/15/53	EUR	85,944	76,820
	FMS Wertmanagement	1.375%	3/7/25	GBP	9,800	10,564
	FMS Wertmanagement	0.375%	4/29/30	EUR	5,400	4,426
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	11,216	10,511
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	3,080	2,882
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	6,361
	Free and Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	16,900
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	977	756
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,314	5,750
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	4,750	2,845
	Free and Hanseatic City of Hamburg	0.400%	11/23/51	EUR	8,000	4,084
	Free State of Bavaria	0.030%	4/3/28	EUR	28,454	24,321
	Free State of Bavaria	0.150%	4/3/30	EUR	4,794	3,886
	Free State of Bavaria	0.010%	1/18/35	EUR	19,182	13,113
	Free State of Saxony	0.010%	11/5/29	EUR	20,541	16,667
	Free State of Saxony	0.010%	12/17/35	EUR	2,349	1,554
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	12,190	11,679
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	2,683	2,578
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	8,192	7,718
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	9,752	9,121
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	1,951	1,687
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	17,551	13,893

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	KFW	0.125%	11/7/23	EUR	5,278	5,114
[10]	KFW	1.250%	12/29/23	GBP	10,021	11,170
[10]	KFW	0.125%	1/15/24	EUR	9,752	9,401
[10]	KFW	5.000%	3/19/24	AUD	981	636
[10]	KFW	0.000%	4/2/24	EUR	10,395	9,961
[10]	KFW	0.050%	5/30/24	EUR	1,464	1,398
[10]	KFW	1.500%	6/11/24	EUR	10,951	10,690
[10]	KFW	0.875%	7/18/24	GBP	277	302
[10]	KFW	1.500%	7/24/24	AUD	760	466
[10]	KFW	0.125%	10/4/24	EUR	39,500	37,463
[10]	KFW	1.375%	12/9/24	GBP	17,332	18,857
[10]	KFW	0.625%	1/15/25	EUR	13,848	13,187
[10]	KFW	0.000%	2/18/25	EUR	70,000	65,533
[10]	KFW	4.000%	2/27/25	AUD	13,771	8,809
[10]	KFW	0.010%	3/31/25	EUR	37,553	35,057
[10]	KFW	0.375%	4/23/25	EUR	14,141	13,311
[10]	KFW	5.500%	6/18/25	GBP	9,752	11,579
[10]	KFW	0.125%	6/30/25	EUR	113,310	105,480
[10]	KFW	2.500%	8/25/25	CHF	5,185	5,376
[10]	KFW	0.250%	9/15/25	EUR	55,886	51,916
[10]	KFW	0.750%	2/19/26	CAD	4,905	3,242
[10]	KFW	0.375%	3/9/26	EUR	21,698	19,996
[10]	KFW	0.000%	6/15/26	EUR	39,860	35,988
[10]	KFW	3.200%	9/11/26	AUD	9,143	5,620
[10]	KFW	0.000%	9/30/26	EUR	39,395	35,309
[10]	KFW	2.000%	2/15/27	AUD	700	406
[10]	KFW	0.625%	2/22/27	EUR	18,529	16,849
[10]	KFW	0.000%	3/31/27	EUR	3,381	2,981
[10]	KFW	0.500%	9/15/27	EUR	32,356	28,891
[10]	KFW	0.750%	12/7/27	GBP	20,000	19,243
[10]	KFW	0.000%	12/15/27	EUR	42,228	36,493
[10]	KFW	0.625%	1/7/28	EUR	19,503	17,391
[10]	KFW	1.375%	2/2/28	SEK	65,270	5,364
[10]	KFW	3.200%	3/15/28	AUD	5,295	3,166
[10]	KFW	0.750%	6/28/28	EUR	36,890	32,853
[10]	KFW	0.000%	9/15/28	EUR	78	66
[10]	KFW	6.000%	12/7/28	GBP	4,876	6,111
[10]	KFW	0.750%	1/15/29	EUR	40,577	35,677
[10]	KFW	0.000%	6/15/29	EUR	20,000	16,549
[10]	KFW	2.875%	12/28/29	EUR	45,000	44,710
[10]	KFW	0.375%	4/23/30	EUR	10,000	8,289
[10]	KFW	0.000%	9/17/30	EUR	44,113	35,036
[10]	KFW	0.000%	1/10/31	EUR	37,454	29,455
[10]	KFW	0.125%	1/9/32	EUR	31,986	24,693
[10]	KFW	1.375%	6/7/32	EUR	10,000	8,646
[10]	KFW	5.750%	6/7/32	GBP	5,120	6,663
[10]	KFW	1.125%	5/9/33	EUR	19,016	15,748
[10]	KFW	0.050%	9/29/34	EUR	12,373	8,714
[10]	KFW	1.375%	7/31/35	EUR	6,827	5,587
[10]	KFW	0.375%	5/20/36	EUR	1,670	1,168
[10]	KFW	5.000%	6/9/36	GBP	4,265	5,278
[10]	KFW	1.250%	7/4/36	EUR	11,216	8,845
[10]	KFW	4.875%	3/15/37	GBP	969	1,182
[10]	KFW	1.125%	3/31/37	EUR	22,993	17,592
[10]	KFW	4.700%	6/2/37	CAD	1,152	880
[10]	KFW	1.125%	6/15/37	EUR	4,876	3,706
[10]	KFW	2.600%	6/20/37	JPY	12,000	102
[10]	KFW	0.875%	7/4/39	EUR	2,439	1,728
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	3,901	3,835
	Land Baden-Wuerttemberg	0.625%	1/16/25	EUR	4,000	3,780
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	4,876	4,412
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	4,876	4,338
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	15,604	11,665
	Land Berlin	0.500%	2/10/25	EUR	10,240	9,643
	Land Berlin	0.250%	4/22/25	EUR	4,876	4,544
	Land Berlin	0.625%	3/20/26	EUR	19,503	17,992
	Land Berlin	0.625%	2/8/27	EUR	2,731	2,470
	Land Berlin	0.010%	5/18/27	EUR	43,860	38,293
	Land Berlin	1.250%	6/1/28	EUR	9,000	8,201

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Berlin	0.010%	10/26/28	EUR	13,165	11,027
	Land Berlin	0.010%	7/2/30	EUR	18,115	14,391
	Land Berlin	1.000%	5/19/32	EUR	7,314	6,063
	Land Berlin	1.300%	6/13/33	EUR	977	815
	Land Berlin	0.750%	4/3/34	EUR	9,991	7,686
	Land Berlin	0.125%	6/4/35	EUR	4,876	3,339
	Land Berlin	0.625%	8/25/36	EUR	1,219	867
	Land Berlin	1.375%	6/5/37	EUR	2,439	1,919
	Land Berlin	1.375%	8/27/38	EUR	2,439	1,887
	Land Berlin	0.050%	8/6/40	EUR	14,314	8,292
	Land Berlin	0.100%	1/18/41	EUR	15,939	9,290
	Land Thueringen	0.500%	5/12/25	EUR	2,194	2,055
	Land Thueringen	0.200%	10/26/26	EUR	7,314	6,572
	Land Thueringen	0.500%	3/2/29	EUR	15,000	12,873
	Land Thueringen	0.010%	3/24/31	EUR	5,000	3,886
	Land Thueringen	0.250%	3/5/40	EUR	3,999	2,443
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	5,780	3,679
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,314	6,658
[10]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	4,575	5,098
[10]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	14,133	13,648
[10]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	1,970	1,273
[10]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	8,090	5,202
[10]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	11,216	10,569
[10]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	4,870
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,310	1,370
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,749	14,182
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	4,876	4,266
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,140	1,281
[10]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,690	4,818
[10]	Landwirtschaftliche Rentenbank	0.000%	12/13/28	EUR	10,000	8,357
[10]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	12,084	10,381
[10]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	4,876	3,955
[10]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	27,454	22,297
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	9,752	8,235
[10]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	25,059	19,699
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	6,882
	NRW Bank	0.375%	12/16/24	GBP	25,000	26,563
	NRW Bank	0.250%	3/10/25	EUR	7,314	6,817
	NRW Bank	0.625%	2/11/26	EUR	7,314	6,746
	NRW Bank	0.500%	5/11/26	EUR	5,855	5,346
	NRW Bank	0.250%	9/28/26	EUR	2,901	2,603
	NRW Bank	0.625%	2/23/27	EUR	7,314	6,616
	NRW Bank	0.250%	3/16/27	EUR	205	182
	NRW Bank	0.125%	4/12/27	EUR	7,948	6,975
	NRW Bank	0.500%	9/13/27	EUR	7,314	6,471
	NRW Bank	0.625%	1/4/28	EUR	3,413	3,003
	NRW Bank	0.375%	5/16/29	EUR	3,535	2,975
	NRW Bank	0.125%	2/4/30	EUR	25,000	20,299
	NRW Bank	0.000%	7/28/31	EUR	15,993	12,245
	NRW Bank	0.875%	4/12/34	EUR	331	258
	NRW Bank	0.100%	7/9/35	EUR	3,519	2,377
	NRW Bank	1.200%	3/28/39	EUR	5,000	3,708
	NRW Bank	0.500%	6/17/41	EUR	17,696	11,091
	NRW Bank	1.250%	5/13/49	EUR	4,876	3,453
	State of Brandenburg	0.010%	6/26/28	EUR	15,696	13,273
	State of Brandenburg	0.750%	8/8/36	EUR	4,876	3,555
	State of Brandenburg	1.450%	11/26/38	EUR	6,875	5,381
	State of Brandenburg	0.300%	10/4/49	EUR	488	250
	State of Bremen	0.500%	3/3/25	EUR	6,339	5,959
	State of Bremen	1.200%	1/30/34	EUR	100	81
	State of Bremen	1.500%	11/12/38	EUR	2,404	1,893
	State of Bremen	1.000%	5/27/39	EUR	6,097	4,385
	State of Bremen	0.500%	5/6/41	EUR	9,740	6,114
	State of Bremen	0.550%	2/4/50	EUR	8,635	4,788
	State of Hesse	0.125%	1/25/24	EUR	973	934
	State of Hesse	1.375%	6/10/24	EUR	1,951	1,895
	State of Hesse	0.125%	6/20/24	EUR	4,337	4,120
	State of Hesse	0.000%	9/15/24	EUR	17,976	16,935
	State of Hesse	0.500%	2/17/25	EUR	5,120	4,823

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Hesse	0.000%	3/10/25	EUR	10,000	9,287
State of Hesse	0.250%	6/10/25	EUR	12,190	11,327
State of Hesse	0.000%	4/14/26	EUR	878	791
State of Hesse	0.375%	7/6/26	EUR	29,207	26,512
State of Hesse	0.625%	8/2/28	EUR	4,876	4,269
State of Hesse	0.010%	3/11/30	EUR	12,829	10,307
State of Hesse	0.000%	11/8/30	EUR	12,190	9,582
State of Hesse	1.300%	10/10/33	EUR	3,901	3,242
State of Hesse	0.750%	8/4/36	EUR	5,855	4,276
State of Lower Saxony	2.125%	1/16/24	EUR	77	76
State of Lower Saxony	0.000%	8/2/24	EUR	10,194	9,642
State of Lower Saxony	0.625%	1/20/25	EUR	4,876	4,617
State of Lower Saxony	0.125%	3/7/25	EUR	1,951	1,820
State of Lower Saxony	0.500%	6/13/25	EUR	4,876	4,565
State of Lower Saxony	0.375%	1/9/26	EUR	10,087	9,273
State of Lower Saxony	0.500%	6/8/26	EUR	1,219	1,114
State of Lower Saxony	0.010%	9/8/26	EUR	14,269	12,713
State of Lower Saxony	0.000%	2/11/27	EUR	29,868	26,275
State of Lower Saxony	0.125%	4/8/27	EUR	977	862
State of Lower Saxony	0.625%	7/6/27	EUR	9,752	8,750
State of Lower Saxony	0.010%	11/25/27	EUR	37,521	32,314
State of Lower Saxony	0.750%	2/15/28	EUR	7,314	6,521
State of Lower Saxony	0.010%	2/19/29	EUR	9,518	7,905
State of Lower Saxony	0.375%	5/14/29	EUR	2,926	2,476
State of Lower Saxony	0.125%	1/10/30	EUR	4,876	3,964
State of Lower Saxony	0.010%	8/13/30	EUR	33,963	26,926
State of Lower Saxony	0.010%	1/10/31	EUR	5,331	4,170
State of Lower Saxony	0.050%	3/9/35	EUR	9,974	6,810
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	14,563	13,973
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	952	933
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	55	52
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,464	1,377
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,464	1,418
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,314	6,798
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	70,352	64,128
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	4,876	4,473
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	9,947	8,949
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	20,205	17,861
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	13,652	12,288
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	6,681	5,558
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	3,840	3,123
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	4,876	4,387
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	7,314	5,970
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	17,748	16,593
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	13,168	10,597
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	31,655	21,052
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	6,827	5,376
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	22,494	18,256
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	18,224	11,837
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,258	1,754
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	11,573	7,468
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	977	646
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,439	1,822
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	265	176
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	26,200	20,213
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	4,876	3,661
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	5,792	3,493
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	18,134	8,716
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,530	4,490
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	8,266	6,211
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	15,018	10,788
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	14,185	10,715
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,518	6,957
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	12,019	6,208
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	18,536	7,363
State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	5,283	2,838
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	2,926	2,761
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	4,876	4,369
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	4,876	4,369

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	4,876	4,329
	State of Rhineland-Palatinate	0.010%	1/21/31	EUR	17,269	13,500
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	37,317	30,360
	State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	2,098
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	3,988	2,069
	State of Saxony-Anhalt	1.875%	4/10/24	EUR	4,388	4,295
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,219	1,087
	State of Saxony-Anhalt	0.500%	3/24/51	EUR	7,185	3,917
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	17,458	15,957
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	977	843
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,341	2,917
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	14,331	11,620
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,998	5,580
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,852	4,524
						7,667,484
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	0.510%	10/23/23	HKD	68,350	8,397
	Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	75,200	9,044
	Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	14,750	1,810
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	4,950	582
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	335
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	58,850	6,643
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	45,500	5,098
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,200	344
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	13,600	1,411
						33,664
Hungary (0.2%)
	Republic of Hungary	1.500%	8/23/23	HUF	1,660,450	3,696
	Republic of Hungary	6.000%	11/24/23	HUF	1,424,940	3,203
	Republic of Hungary	3.000%	6/26/24	HUF	2,000,000	4,108
	Republic of Hungary	2.500%	10/24/24	HUF	6,103,250	12,063
	Republic of Hungary	5.500%	6/24/25	HUF	2,956,340	5,958
	Republic of Hungary	1.250%	10/22/25	EUR	6,582	5,804
	Republic of Hungary	1.000%	11/26/25	HUF	1,842,120	3,238
	Republic of Hungary	1.500%	4/22/26	HUF	5,341,310	9,150
	Republic of Hungary	2.750%	12/22/26	HUF	3,403,180	5,788
	Republic of Hungary	1.750%	10/10/27	EUR	2,146	1,803
	Republic of Hungary	3.000%	10/27/27	HUF	9,755,340	16,152
	Republic of Hungary	4.500%	3/23/28	HUF	20,673,470	36,246
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,728	2,639
	Republic of Hungary	2.000%	5/23/29	HUF	1,974,720	2,882
	Republic of Hungary	3.000%	8/21/30	HUF	6,879,200	10,293
[3]	Republic of Hungary	4.250%	6/16/31	EUR	2,800	2,357
	Republic of Hungary	3.250%	10/22/31	HUF	465,190	679
	Republic of Hungary	1.625%	4/28/32	EUR	19,413	12,999
	Republic of Hungary	2.250%	4/20/33	HUF	2,847,290	3,528
	Republic of Hungary	1.750%	6/5/35	EUR	2,869	1,731
	Republic of Hungary	3.000%	10/27/38	HUF	1,469,000	1,696
	Republic of Hungary	3.000%	4/25/41	HUF	2,620,910	2,862
	Republic of Hungary	1.500%	11/17/50	EUR	3,681	1,618
						150,493
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	2,265	2,033
Indonesia (1.2%)
	Indonesia Treasury Bond	8.375%	3/15/24	IDR	754,470,000	49,390
	Indonesia Treasury Bond	8.125%	5/15/24	IDR	738,916,000	48,492
	Indonesia Treasury Bond	6.500%	6/15/25	IDR	945,611,000	59,929
	Indonesia Treasury Bond	7.250%	2/15/26	IDR	138,087,000	8,901
	Indonesia Treasury Bond	5.500%	4/15/26	IDR	938,101,000	57,281
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	330,525,000	22,055
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	565,731,000	33,445
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	730,214,000	46,325
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	706,587,000	42,652
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	24,484,000	1,695
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	710,151,000	47,228
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	978,735,000	61,076
	Indonesia Treasury Bond	6.500%	2/15/31	IDR	1,253,002,000	74,662

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	8.750%	5/15/31	IDR	187,925,000	12,985
Indonesia Treasury Bond	6.375%	4/15/32	IDR	684,458,000	40,048
Indonesia Treasury Bond	7.500%	8/15/32	IDR	318,879,000	20,359
Indonesia Treasury Bond	7.000%	2/15/33	IDR	194,000,000	11,938
Indonesia Treasury Bond	6.625%	5/15/33	IDR	795,898,000	46,977
Indonesia Treasury Bond	8.375%	3/15/34	IDR	674,148,000	45,297
Indonesia Treasury Bond	7.500%	6/15/35	IDR	577,006,000	36,546
Indonesia Treasury Bond	8.250%	5/15/36	IDR	509,661,000	34,050
Indonesia Treasury Bond	9.750%	5/15/37	IDR	63,792,000	4,846
Indonesia Treasury Bond	7.500%	5/15/38	IDR	446,806,000	28,353
Indonesia Treasury Bond	8.375%	4/15/39	IDR	523,168,000	35,284
Indonesia Treasury Bond	7.500%	4/15/40	IDR	811,318,000	51,514
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,151
Indonesia Treasury Bond	7.125%	6/15/42	IDR	475,210,000	29,158
Indonesia Treasury Bond	7.125%	6/15/43	IDR	250,000,000	15,538
Indonesia Treasury Bond	7.375%	5/15/48	IDR	415,395,000	25,905
Indonesia Treasury Bond	6.875%	8/15/51	IDR	352,019,000	20,803
Republic of Indonesia	2.150%	7/18/24	EUR	1,530	1,455
Republic of Indonesia	1.750%	4/24/25	EUR	9,248	8,563
Republic of Indonesia	1.450%	9/18/26	EUR	2,196	1,896
Republic of Indonesia	0.900%	2/14/27	EUR	10,565	8,756
Republic of Indonesia	3.750%	6/14/28	EUR	11,139	10,232
Republic of Indonesia	1.000%	7/28/29	EUR	4,571	3,410
Republic of Indonesia	1.100%	3/12/33	EUR	4,669	3,024
					1,056,219
Ireland (0.5%)
Republic of Ireland	3.400%	3/18/24	EUR	50,319	50,587
Republic of Ireland	1.000%	5/15/26	EUR	44,834	42,742
Republic of Ireland	0.200%	5/15/27	EUR	58,472	52,818
Republic of Ireland	0.900%	5/15/28	EUR	11,158	10,231
Republic of Ireland	1.100%	5/15/29	EUR	24,380	22,305
Republic of Ireland	0.200%	10/18/30	EUR	34,508	28,574
Republic of Ireland	1.350%	3/18/31	EUR	19,503	17,719
Republic of Ireland	0.000%	10/18/31	EUR	161,403	127,582
Republic of Ireland	0.350%	10/18/32	EUR	42,317	33,621
Republic of Ireland	1.300%	5/15/33	EUR	19,947	17,252
Republic of Ireland	0.400%	5/15/35	EUR	10,906	8,073
Republic of Ireland	1.700%	5/15/37	EUR	2,523	2,134
Republic of Ireland	0.550%	4/22/41	EUR	81,592	52,212
Republic of Ireland	2.000%	2/18/45	EUR	4,244	3,478
Republic of Ireland	1.500%	5/15/50	EUR	25,611	18,132
					487,460
Isle Of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	5,732	3,484
Israel (0.3%)
State of Israel	4.250%	3/31/23	ILS	35,752	10,162
State of Israel	0.150%	7/31/23	ILS	29,312	8,110
State of Israel	1.500%	11/30/23	ILS	26,840	7,463
State of Israel	2.875%	1/29/24	EUR	11,068	10,854
State of Israel	3.750%	3/31/24	ILS	18,127	5,161
State of Israel	0.400%	10/31/24	ILS	36,067	9,634
State of Israel	0.500%	4/30/25	ILS	117,522	31,056
State of Israel	1.750%	8/31/25	ILS	112,383	30,486
State of Israel	6.250%	10/30/26	ILS	27,603	8,669
State of Israel	1.500%	1/18/27	EUR	12,456	11,227
State of Israel	2.000%	3/31/27	ILS	79,333	21,282
State of Israel	2.250%	9/28/28	ILS	166,992	44,619
State of Israel	1.500%	1/16/29	EUR	5,439	4,632
State of Israel	1.000%	3/31/30	ILS	133,975	32,300
State of Israel	0.625%	1/18/32	EUR	2,066	1,498
State of Israel	1.500%	5/31/37	ILS	35,629	7,882
State of Israel	5.500%	1/31/42	ILS	32,324	11,761
State of Israel	3.750%	3/31/47	ILS	131,154	38,164
State of Israel	2.500%	1/16/49	EUR	3,219	2,414
State of Israel	2.800%	11/29/52	ILS	57,330	13,461
					310,835

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Italy (6.6%)
	Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	2,500	2,412
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	3,900	3,683
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,343
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,400	6,814
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,400	6,727
	Italy Buoni Poliennali Del Tesoro	0.000%	1/30/24	EUR	405,161	387,226
	Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	11,111	10,565
	Italy Buoni Poliennali Del Tesoro	1.750%	5/30/24	EUR	271,742	264,232
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	93,432	90,911
	Italy Buoni Poliennali Del Tesoro	0.000%	8/15/24	EUR	191,959	180,737
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	28,252	27,199
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	79,931	74,514
	Italy Buoni Poliennali Del Tesoro	1.450%	5/15/25	EUR	145,000	137,670
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	464,062	443,536
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	183,866	172,330
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	46,637	46,328
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	75,000	66,262
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	46,664
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	191,650	181,407
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	125,660	109,709
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	374,304	334,658
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	112,001	103,891
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	51,525	45,178
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	23,276	21,902
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	425,158	350,966
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	178,277	147,419
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	103,291	95,730
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	95,403	89,936
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	71,781	69,532
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	40,825	33,777
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	90,750	71,786
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	282,233	234,206
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	434,376	334,063
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	179,705	132,166
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	72,000	54,066
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	62,846	50,408
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	65,399	48,455
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	118,987	100,723
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	14,386	11,896
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	96,075	85,253
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	213,405	203,761
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	21,814	15,402
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	21,368	20,336
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	101,606	64,986
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	191,341	163,338
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	59,597	49,062
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	47,884	39,641
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	8,479	8,917
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	175,508	116,656
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	80,212	82,520
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	106,713	62,757
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	73,973	61,141
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	82,000	61,198
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	14,310	12,188
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	79,047	71,306
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	27,796	19,060
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	4,184	2,421
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	143,329	90,335
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	47,014	32,508
	Republic of Italy	6.000%	8/4/28	GBP	5,802	6,687
						5,861,500
Japan (15.8%)
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	2,000,000	13,467
	Deposit Insurance Corp. of Japan	0.100%	12/10/24	JPY	1,500,000	10,099
	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	244,300	1,657
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	292,500	1,984
	Development Bank of Japan Inc.	1.250%	1/31/25	GBP	15,005	16,016
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	195,000	1,325

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Development Bank of Japan Inc.	0.425%	9/11/25	JPY	369,100	2,509
Development Bank of Japan Inc.	0.875%	10/10/25	EUR	28,731	26,679
Development Bank of Japan Inc.	0.020%	3/16/26	JPY	22,200	149
Fukuoka Prefecture	0.432%	6/18/49	JPY	180,000	944
Japan	0.005%	11/1/23	JPY	7,500,000	50,491
Japan	0.005%	12/1/23	JPY	2,128,100	14,327
Japan	0.100%	12/20/23	JPY	11,026,150	74,310
Japan	0.600%	12/20/23	JPY	7,635,600	51,750
Japan	1.900%	12/20/23	JPY	877,550	6,034
Japan	0.005%	1/1/24	JPY	7,628,700	51,358
Japan	0.005%	2/1/24	JPY	17,493,100	117,767
Japan	0.005%	3/1/24	JPY	662,100	4,457
Japan	0.100%	3/20/24	JPY	14,305,700	96,434
Japan	0.600%	3/20/24	JPY	9,210,500	62,516
Japan	1.900%	3/20/24	JPY	243,800	1,684
Japan	0.005%	4/1/24	JPY	23,183,300	156,071
Japan	0.005%	5/1/24	JPY	10,794,500	72,667
Japan	0.005%	6/1/24	JPY	12,248,150	82,449
Japan	0.100%	6/20/24	JPY	11,065,900	74,604
Japan	0.600%	6/20/24	JPY	346,200	2,353
Japan	0.005%	7/1/24	JPY	13,878,350	93,418
Japan	0.005%	8/1/24	JPY	22,000,000	148,076
Japan	0.005%	9/1/24	JPY	26,429,000	177,876
Japan	0.100%	9/20/24	JPY	11,241,000	75,787
Japan	0.500%	9/20/24	JPY	6,192,300	42,062
Japan	2.100%	9/20/24	JPY	636,300	4,451
Japan	0.005%	10/1/24	JPY	10,000,000	67,297
Japan	0.005%	11/1/24	JPY	10,000,000	67,295
Japan	0.100%	12/20/24	JPY	9,867,700	66,539
Japan	0.300%	12/20/24	JPY	4,905,100	33,216
Japan	0.500%	12/20/24	JPY	3,769,050	25,631
Japan	0.100%	3/20/25	JPY	7,801,350	52,625
Japan	0.400%	3/20/25	JPY	4,810,000	32,678
Japan	2.000%	3/20/25	JPY	36,600	258
Japan	0.100%	6/20/25	JPY	9,996,400	67,458
Japan	0.400%	6/20/25	JPY	4,047,000	27,525
Japan	1.900%	6/20/25	JPY	560,800	3,963
Japan	2.100%	6/20/25	JPY	1,462,750	10,389
Japan	0.100%	9/20/25	JPY	13,414,700	90,564
Japan	0.400%	9/20/25	JPY	1,557,850	10,608
Japan	2.100%	9/20/25	JPY	97,500	696
Japan	0.100%	12/20/25	JPY	18,368,900	124,037
Japan	0.300%	12/20/25	JPY	4,368,200	29,681
Japan	2.000%	12/20/25	JPY	1,628,550	11,649
Japan	0.005%	3/20/26	JPY	27,610,900	185,855
Japan	0.100%	3/20/26	JPY	2,486,700	16,792
Japan	2.100%	3/20/26	JPY	419,350	3,023
Japan	2.200%	3/20/26	JPY	390,050	2,820
Japan	0.005%	6/20/26	JPY	28,035,850	188,667
Japan	0.100%	6/20/26	JPY	2,649,200	17,889
Japan	0.005%	9/20/26	JPY	24,059,350	161,857
Japan	0.100%	9/20/26	JPY	3,391,300	22,899
Japan	2.200%	9/20/26	JPY	29,300	214
Japan	2.300%	9/20/26	JPY	17,100	125
Japan	0.005%	12/20/26	JPY	28,000,200	188,255
Japan	0.100%	12/20/26	JPY	6,316,650	42,635
Japan	2.100%	12/20/26	JPY	2,437,950	17,809
Japan	0.005%	3/20/27	JPY	36,313,350	243,923
Japan	0.100%	3/20/27	JPY	5,478,050	36,950
Japan	0.100%	3/20/27	JPY	9,608,850	64,812
Japan	2.000%	3/20/27	JPY	487,600	3,562
Japan	2.100%	3/20/27	JPY	170,700	1,252
Japan	0.005%	6/20/27	JPY	27,604,000	185,222
Japan	0.100%	6/20/27	JPY	9,557,150	64,408
Japan	2.300%	6/20/27	JPY	9,800	73
Japan	0.100%	9/20/27	JPY	10,587,000	71,282
Japan	0.100%	9/20/27	JPY	15,000,000	101,014
Japan	2.200%	9/20/27	JPY	1,007,350	7,476
Japan	0.100%	12/20/27	JPY	10,492,600	70,587

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.100%	12/20/27	JPY	1,092,700	8,103
Japan	0.100%	3/20/28	JPY	4,007,950	26,944
Japan	2.200%	3/20/28	JPY	1,925,950	14,407
Japan	2.400%	3/20/28	JPY	2,852,400	21,542
Japan	0.100%	6/20/28	JPY	4,266,400	28,658
Japan	2.400%	6/20/28	JPY	502,200	3,809
Japan	0.100%	9/20/28	JPY	6,689,800	44,898
Japan	2.100%	9/20/28	JPY	2,986,900	22,399
Japan	2.200%	9/20/28	JPY	585,150	4,411
Japan	0.100%	12/20/28	JPY	6,523,850	43,747
Japan	1.900%	12/20/28	JPY	3,530,200	26,279
Japan	2.100%	12/20/28	JPY	292,600	2,202
Japan	0.100%	3/20/29	JPY	8,240,600	55,210
Japan	1.900%	3/20/29	JPY	2,023,500	15,112
Japan	2.100%	3/20/29	JPY	2,200,500	16,621
Japan	0.100%	6/20/29	JPY	10,181,850	68,150
Japan	2.100%	6/20/29	JPY	2,696,400	20,438
Japan	0.100%	9/20/29	JPY	10,205,600	68,240
Japan	2.100%	9/20/29	JPY	5,792,650	44,058
Japan	2.800%	9/20/29	JPY	1,316,550	10,437
Japan	0.100%	12/20/29	JPY	11,308,450	75,519
Japan	2.100%	12/20/29	JPY	6,356,900	48,503
Japan	2.200%	12/20/29	JPY	2,798,800	21,488
Japan	0.100%	3/20/30	JPY	13,589,200	90,612
Japan	2.100%	3/20/30	JPY	3,539,050	27,082
Japan	2.200%	3/20/30	JPY	4,771,850	36,751
Japan	2.300%	5/20/30	JPY	82,900	644
Japan	0.100%	6/20/30	JPY	7,666,950	51,041
Japan	1.600%	6/20/30	JPY	277,950	2,062
Japan	1.800%	6/20/30	JPY	19,550	147
Japan	2.000%	6/20/30	JPY	2,437,950	18,584
Japan	0.100%	9/20/30	JPY	13,713,150	91,135
Japan	1.800%	9/20/30	JPY	682,650	5,145
Japan	1.900%	9/20/30	JPY	2,130,750	16,172
Japan	0.100%	12/20/30	JPY	25,679,600	170,461
Japan	2.000%	12/20/30	JPY	1,462,800	11,213
Japan	2.100%	12/20/30	JPY	3,983,600	30,751
Japan	0.100%	3/20/31	JPY	31,077,700	206,173
Japan	1.900%	3/20/31	JPY	2,925,550	22,344
Japan	2.000%	3/20/31	JPY	5,938,750	45,688
Japan	2.200%	3/20/31	JPY	243,800	1,903
Japan	0.100%	6/20/31	JPY	40,895,650	271,162
Japan	1.800%	6/20/31	JPY	2,269,750	17,263
Japan	1.900%	6/20/31	JPY	2,901,150	22,231
Japan	0.100%	9/20/31	JPY	28,622,500	189,662
Japan	1.700%	9/20/31	JPY	12,189,650	92,284
Japan	1.800%	9/20/31	JPY	3,693,450	28,180
Japan	0.100%	12/20/31	JPY	18,498,300	122,436
Japan	1.700%	12/20/31	JPY	6,066,800	46,041
Japan	1.800%	12/20/31	JPY	13,117,350	100,342
Japan	1.600%	3/20/32	JPY	4,363,850	32,912
Japan	1.700%	3/20/32	JPY	1,560,300	11,865
Japan	1.800%	3/20/32	JPY	2,151,000	16,490
Japan	0.200%	6/20/32	JPY	17,000,000	113,232
Japan	1.500%	6/20/32	JPY	3,971,850	29,752
Japan	1.600%	6/20/32	JPY	4,015,400	30,334
Japan	1.700%	9/20/32	JPY	10,537,900	80,427
Japan	1.700%	12/20/32	JPY	7,875,600	60,187
Japan	1.800%	12/20/32	JPY	4,625,550	35,659
Japan	1.500%	3/20/33	JPY	8,438,850	63,395
Japan	1.600%	3/20/33	JPY	7,493,850	56,809
Japan	1.700%	6/20/33	JPY	755,750	5,785
Japan	1.700%	6/20/33	JPY	8,224,550	62,957
Japan	1.700%	9/20/33	JPY	5,562,400	42,608
Japan	1.600%	12/20/33	JPY	7,508,700	56,997
Japan	2.000%	12/20/33	JPY	243,800	1,922
Japan	1.500%	3/20/34	JPY	8,735,200	65,677
Japan	2.400%	3/20/34	JPY	1,804,100	14,776
Japan	1.500%	6/20/34	JPY	11,287,850	84,865

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.500%	6/20/34	JPY	981,550	8,126
Japan	1.400%	9/20/34	JPY	16,614,050	123,606
Japan	2.500%	9/20/34	JPY	195,050	1,618
Japan	1.200%	12/20/34	JPY	12,236,350	89,063
Japan	2.400%	12/20/34	JPY	1,121,450	9,226
Japan	1.200%	3/20/35	JPY	16,379,700	119,115
Japan	2.300%	3/20/35	JPY	1,219,000	9,945
Japan	1.300%	6/20/35	JPY	8,294,150	60,932
Japan	2.300%	6/20/35	JPY	1,745,550	14,255
Japan	1.200%	9/20/35	JPY	10,302,000	74,754
Japan	2.500%	9/20/35	JPY	487,600	4,067
Japan	1.000%	12/20/35	JPY	6,979,950	49,398
Japan	2.300%	12/20/35	JPY	1,223,850	10,012
Japan	0.400%	3/20/36	JPY	8,935,200	58,498
Japan	2.500%	3/20/36	JPY	1,076,600	9,000
Japan	0.200%	6/20/36	JPY	14,442,100	91,705
Japan	2.500%	6/20/36	JPY	707,050	5,916
Japan	0.500%	9/20/36	JPY	11,532,150	76,021
Japan	2.500%	9/20/36	JPY	292,600	2,450
Japan	0.600%	12/20/36	JPY	13,634,600	90,825
Japan	2.300%	12/20/36	JPY	393,950	3,230
Japan	0.700%	3/20/37	JPY	11,279,500	75,948
Japan	2.400%	3/20/37	JPY	1,762,150	14,618
Japan	0.600%	6/20/37	JPY	10,660,750	70,573
Japan	0.600%	9/20/37	JPY	14,276,450	94,199
Japan	2.500%	9/20/37	JPY	8,350	70
Japan	0.600%	12/20/37	JPY	9,088,600	59,784
Japan	0.500%	3/20/38	JPY	15,764,950	101,866
Japan	2.500%	3/20/38	JPY	1,422,300	11,960
Japan	0.500%	6/20/38	JPY	15,423,200	99,333
Japan	0.700%	9/20/38	JPY	15,738,200	104,171
Japan	2.400%	9/20/38	JPY	1,234,600	10,272
Japan	0.500%	12/20/38	JPY	16,441,150	105,176
Japan	0.400%	3/20/39	JPY	12,384,200	77,678
Japan	2.300%	3/20/39	JPY	2,198,050	18,077
Japan	0.300%	6/20/39	JPY	18,087,600	111,093
Japan	0.300%	9/20/39	JPY	10,005,100	61,191
Japan	2.200%	9/20/39	JPY	4,353,150	35,345
Japan	0.300%	12/20/39	JPY	14,248,200	86,769
Japan	0.400%	3/20/40	JPY	13,226,800	81,624
Japan	2.300%	3/20/40	JPY	3,683,150	30,288
Japan	0.400%	6/20/40	JPY	21,311,350	131,026
Japan	0.400%	9/20/40	JPY	20,756,200	127,080
Japan	2.000%	9/20/40	JPY	8,765,300	69,148
Japan	0.500%	12/20/40	JPY	19,946,750	123,828
Japan	0.500%	3/20/41	JPY	22,345,350	138,153
Japan	2.200%	3/20/41	JPY	6,469,300	52,410
Japan	0.400%	6/20/41	JPY	23,701,250	143,218
Japan	0.500%	9/20/41	JPY	22,867,250	140,182
Japan	2.000%	9/20/41	JPY	6,288,400	49,423
Japan	0.500%	12/20/41	JPY	22,466,600	137,131
Japan	0.800%	3/20/42	JPY	21,438,550	137,850
Japan	2.000%	3/20/42	JPY	8,742,400	68,556
Japan	0.900%	6/20/42	JPY	11,491,000	74,949
Japan	1.100%	9/20/42	JPY	2,500,000	16,868
Japan	1.900%	9/20/42	JPY	10,532,950	81,117
Japan	1.800%	3/20/43	JPY	7,270,250	55,046
Japan	1.900%	6/20/43	JPY	3,610,900	27,775
Japan	1.800%	9/20/43	JPY	4,908,950	37,137
Japan	1.700%	12/20/43	JPY	7,751,900	57,641
Japan	1.700%	3/20/44	JPY	5,901,000	43,850
Japan	1.700%	6/20/44	JPY	5,029,200	37,345
Japan	1.700%	9/20/44	JPY	7,417,700	55,040
Japan	1.500%	12/20/44	JPY	6,315,200	45,172
Japan	1.500%	3/20/45	JPY	7,010,100	50,086
Japan	1.600%	6/20/45	JPY	2,047,900	14,887
Japan	1.400%	9/20/45	JPY	1,744,500	12,200
Japan	1.400%	12/20/45	JPY	4,637,850	32,387
Japan	0.800%	3/20/46	JPY	5,202,350	32,016

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.300%	6/20/46	JPY	6,878,000	37,478
	Japan	0.500%	9/20/46	JPY	6,752,050	38,509
	Japan	0.600%	12/20/46	JPY	5,542,850	32,272
	Japan	0.800%	3/20/47	JPY	6,007,600	36,552
	Japan	0.800%	6/20/47	JPY	5,680,600	34,460
	Japan	0.800%	9/20/47	JPY	6,410,400	38,770
	Japan	0.800%	12/20/47	JPY	8,596,450	51,847
	Japan	0.800%	3/20/48	JPY	9,740,450	58,591
[7]	Japan	2.400%	3/20/48	JPY	390,050	3,252
[7]	Japan	0.700%	6/20/48	JPY	10,837,600	63,434
[7]	Japan	0.900%	9/20/48	JPY	6,530,950	40,039
[7]	Japan	0.700%	12/20/48	JPY	10,141,900	59,016
[7]	Japan	0.500%	3/20/49	JPY	7,208,950	39,671
[7]	Japan	2.200%	3/20/49	JPY	792,350	6,373
[7]	Japan	0.400%	6/20/49	JPY	9,325,050	49,732
[7]	Japan	0.400%	9/20/49	JPY	10,210,800	54,200
[7]	Japan	0.400%	12/20/49	JPY	9,461,750	50,030
[7]	Japan	0.400%	3/20/50	JPY	9,579,450	50,455
[7]	Japan	2.200%	3/20/50	JPY	1,092,200	8,777
[7]	Japan	0.600%	6/20/50	JPY	14,465,650	80,429
[7]	Japan	0.600%	9/20/50	JPY	10,871,950	60,242
[7]	Japan	0.700%	12/20/50	JPY	14,111,550	80,138
[7]	Japan	0.700%	3/20/51	JPY	14,341,600	81,189
[7]	Japan	2.200%	3/20/51	JPY	2,001,000	16,058
[7]	Japan	0.700%	6/20/51	JPY	14,625,200	82,531
[7]	Japan	0.700%	9/20/51	JPY	13,652,500	76,793
[7]	Japan	0.700%	12/20/51	JPY	14,209,900	79,671
[7]	Japan	1.000%	3/20/52	JPY	14,497,000	88,043
[7]	Japan	2.000%	3/20/52	JPY	4,327,650	33,268
[7]	Japan	1.300%	6/20/52	JPY	9,743,000	63,751
	Japan	1.400%	9/20/52	JPY	1,400,000	9,383
	Japan	1.900%	3/20/53	JPY	4,000,550	30,044
	Japan	1.700%	3/20/54	JPY	3,498,450	25,100
	Japan	1.400%	3/20/55	JPY	4,707,050	31,292
	Japan	0.400%	3/20/56	JPY	7,303,950	35,472
	Japan	0.900%	3/20/57	JPY	10,991,900	62,706
	Japan	0.800%	3/20/58	JPY	10,735,650	58,846
	Japan	0.500%	3/20/59	JPY	10,717,500	52,230
	Japan	0.500%	3/20/60	JPY	15,850,050	76,300
	Japan	0.700%	3/20/61	JPY	16,688,650	85,977
	Japan	1.000%	3/20/62	JPY	9,547,300	54,523
	Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	487,600	3,305
	Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	243,800	1,652
	Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	975,300	6,616
	Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	497,600	3,376
	Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	507,500	3,446
	Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	523,900	3,531
	Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	975,200	6,624
	Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	12,300	84
	Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	487,600	3,312
	Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	741,200	5,032
	Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	975,300	6,620
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	195,000	1,320
	Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	199,400	1,353
	Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	256,200	1,740
	Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	282,900	1,926
	Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	6,900	47
	Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	31,300	213
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	366,300	2,486
	Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	7,000	47
	Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	90,000	642
	Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	50,000	360
	Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,143,400	7,697
	Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,400	36
	Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	241,600	1,624
	Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	100,000	673
	Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	301,300	2,027
	Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,447,700	9,702
	Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	360,000	2,670

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	585,200	3,936
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	292,500	1,966
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	60,000	435
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	305,800	2,059
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	760,000	5,716
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	60,000	441
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	230,000	1,703
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	400,000	3,034
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	500,000	3,689
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	11,691
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	7,010
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	400,000	2,885
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	200,000	1,424
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	12,487
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	640
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,100,000	6,846
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	700,000	4,498
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,400,000	9,104
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	2,568
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	2,595
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	628
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	600,000	3,886
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	622
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	812
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	180,000	1,574
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	50,000	435
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,010,000	8,493
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	1,151
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	600,000	3,267
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	400,000	2,024
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	2,612
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	1,004
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,180,000	8,378
Japan Finance Corp.	0.001%	7/31/24	JPY	1,000,000	6,723
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	770,000	5,214
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	487,600	3,307
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	755,800	5,094
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	1,491,100	10,049
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	109,800	744
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	98,600	671
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	487,600	3,248
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	44,000	291
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	73,100	482
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	122,000	821
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	831,400	5,583
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	497,600	3,347
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	487,600	3,281
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	975,200	6,380
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	200,000	1,307
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	975,200	6,557
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	7,500	50
Japan Finance Organization for Municipalities	0.145%	3/14/28	JPY	116,000	756
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	10,000	75
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	50,000	368
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,710,000	12,608
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	350,000	2,312
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	10,000	73
Japan Housing Finance Agency	0.040%	6/20/25	JPY	20,000	134
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,050,000	13,745
Japan Housing Finance Agency	0.547%	3/18/50	JPY	630,000	3,331
Major Joint Local Government Bond	0.660%	11/24/23	JPY	702,100	4,754
Major Joint Local Government Bond	0.710%	12/25/23	JPY	1,804,000	12,225
Major Joint Local Government Bond	0.760%	1/25/24	JPY	731,400	4,952
Major Joint Local Government Bond	0.689%	4/25/24	JPY	122,000	823
Major Joint Local Government Bond	0.674%	5/24/24	JPY	195,000	1,325
Major Joint Local Government Bond	0.659%	6/25/24	JPY	390,100	2,642
Major Joint Local Government Bond	0.611%	7/25/24	JPY	523,000	3,544
Major Joint Local Government Bond	0.566%	8/23/24	JPY	243,900	1,652
Major Joint Local Government Bond	0.554%	9/25/24	JPY	731,400	4,919

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,170,300	7,852
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,121,500	7,606
Major Joint Local Government Bond	0.470%	3/25/25	JPY	853,400	5,793
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,779,700	12,066
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,486,800	16,928
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,267,800	8,632
Major Joint Local Government Bond	0.553%	7/25/25	JPY	606,500	4,074
Major Joint Local Government Bond	0.500%	8/25/25	JPY	780,100	5,308
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,058,400	7,208
Major Joint Local Government Bond	0.496%	11/25/25	JPY	487,600	3,320
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,486,800	16,645
Major Joint Local Government Bond	0.060%	8/25/26	JPY	7,500	50
Major Joint Local Government Bond	0.060%	10/23/26	JPY	5,100	34
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,609,100	10,823
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,506,700	10,148
Major Joint Local Government Bond	0.245%	2/25/27	JPY	829,000	5,599
Major Joint Local Government Bond	0.210%	3/25/27	JPY	949,900	6,260
Major Joint Local Government Bond	0.215%	10/25/27	JPY	386,300	2,603
Major Joint Local Government Bond	0.240%	2/25/28	JPY	233,600	1,574
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,779,300	18,648
Major Joint Local Government Bond	0.200%	5/25/28	JPY	434,000	2,914
Major Joint Local Government Bond	0.205%	6/23/28	JPY	510,000	3,424
Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,167,200	7,820
Major Joint Local Government Bond	0.245%	8/25/28	JPY	272,500	1,832
Major Joint Local Government Bond	0.250%	9/25/28	JPY	664,400	4,467
Major Joint Local Government Bond	0.269%	10/25/28	JPY	6,600	44
Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,085,000	7,246
Major Joint Local Government Bond	0.140%	2/22/29	JPY	780,000	5,201
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,201,100	7,983
Major Joint Local Government Bond	0.110%	5/25/29	JPY	1,500,000	9,973
Major Joint Local Government Bond	0.050%	9/25/29	JPY	24,400	161
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,627,900	10,768
Major Joint Local Government Bond	0.095%	2/25/30	JPY	314,700	2,082
Major Joint Local Government Bond	0.150%	6/25/30	JPY	487,600	3,232
Major Joint Local Government Bond	0.125%	8/23/30	JPY	74,500	492
Major Joint Local Government Bond	0.150%	9/25/30	JPY	24,900	165
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,038,500	6,855
Major Joint Local Government Bond	0.120%	11/25/30	JPY	31,800	210
Major Joint Local Government Bond	0.130%	1/24/31	JPY	200,000	1,320
Major Joint Local Government Bond	0.145%	2/25/31	JPY	781,200	5,162
Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,150,000	14,275
Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,169,900	14,401
Major Joint Local Government Bond	0.145%	6/25/31	JPY	584,200	3,858
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,766,800	25,200
Osaka Prefecture	1.453%	9/26/34	JPY	130,000	954
Osaka Prefecture	0.366%	9/28/35	JPY	1,790,000	11,576
Osaka Prefecture	1.203%	9/28/35	JPY	220,000	1,568
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	14,700	100
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	975,300	6,611
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	341,400	2,295
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	92,700	628
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	341,300	2,289
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	68,400	458
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	487,600	3,264
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,207,900	8,077
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	365,700	2,450
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	243,900	1,635
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	243,900	1,633
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	536,500	3,589
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	326,700	2,185
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	86,500	581
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	975,200	6,579
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,580,100	10,096
Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,275,800	8,395
Tokyo Metropolitan Government	0.150%	12/20/30	JPY	868,300	5,730
Tokyo Metropolitan Government	0.080%	3/20/31	JPY	15,000	98
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	110,000	804
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	60,000	433
					14,106,821

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	782	778
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,522	1,470
	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,004	969
	Republic of Kazakhstan	0.600%	9/30/26	EUR	858	726
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,144	2,658
	Republic of Kazakhstan	2.375%	11/9/28	EUR	3,713	3,218
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,366	1,499
						10,540
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	552	543
	Republic of Latvia	3.875%	3/25/27	EUR	7,660	7,460
						8,003
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	6,728	6,197
	Republic of Lithuania	4.125%	4/25/28	EUR	5,500	5,391
	Republic of Lithuania	2.125%	6/1/32	EUR	8,000	6,525
						18,113
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,464	1,401
Malaysia (0.9%)
	Federation of Malaysia	3.478%	6/14/24	MYR	127,314	26,918
	Federation of Malaysia	4.181%	7/15/24	MYR	69,534	14,855
	Federation of Malaysia	4.059%	9/30/24	MYR	26,443	5,636
	Federation of Malaysia	3.882%	3/14/25	MYR	69,921	14,810
	Federation of Malaysia	3.955%	9/15/25	MYR	228,674	48,393
	Federation of Malaysia	4.392%	4/15/26	MYR	34,277	7,327
	Federation of Malaysia	3.906%	7/15/26	MYR	125,357	26,329
	Federation of Malaysia	3.900%	11/30/26	MYR	164,392	34,576
	Federation of Malaysia	3.892%	3/15/27	MYR	127	27
	Federation of Malaysia	3.899%	11/16/27	MYR	77,498	16,185
	Federation of Malaysia	3.733%	6/15/28	MYR	125,550	25,747
	Federation of Malaysia	4.504%	4/30/29	MYR	175,000	37,430
	Federation of Malaysia	3.885%	8/15/29	MYR	107,325	21,961
	Federation of Malaysia	4.498%	4/15/30	MYR	68,798	14,546
	Federation of Malaysia	2.632%	4/15/31	MYR	38,316	7,041
	Federation of Malaysia	4.232%	6/30/31	MYR	10,138	2,096
	Federation of Malaysia	4.127%	4/15/32	MYR	12,243	2,507
	Federation of Malaysia	4.193%	10/7/32	MYR	21,400	4,423
	Federation of Malaysia	3.844%	4/15/33	MYR	90,014	17,839
	Federation of Malaysia	4.642%	11/7/33	MYR	63,176	13,360
	Federation of Malaysia	3.828%	7/5/34	MYR	113,902	22,228
	Federation of Malaysia	4.254%	5/31/35	MYR	52,395	10,603
	Federation of Malaysia	4.762%	4/7/37	MYR	57,819	12,385
	Federation of Malaysia	4.893%	6/8/38	MYR	96,709	20,538
	Federation of Malaysia	3.757%	5/22/40	MYR	68,554	12,546
	Federation of Malaysia	4.696%	10/15/42	MYR	53,400	11,096
	Federation of Malaysia	4.935%	9/30/43	MYR	9,296	1,959
	Federation of Malaysia	4.736%	3/15/46	MYR	17,140	3,501
	Federation of Malaysia	4.921%	7/6/48	MYR	55,822	11,683
	Federation of Malaysia	4.065%	6/15/50	MYR	80,259	14,657
	Malaysia Government Investment Issue	4.444%	5/22/24	MYR	7,321	1,569
	Malaysia Government Investment Issue	3.655%	10/15/24	MYR	156,013	32,983
	Malaysia Government Investment Issue	3.726%	3/31/26	MYR	152,085	31,912
	Malaysia Government Investment Issue	3.422%	9/30/27	MYR	115,722	23,640
	Malaysia Government Investment Issue	3.871%	8/8/28	MYR	3,500	722
	Malaysia Government Investment Issue	4.369%	10/31/28	MYR	102,850	21,772
	Malaysia Government Investment Issue	4.130%	7/9/29	MYR	70,610	14,745
	Malaysia Government Investment Issue	3.465%	10/15/30	MYR	274,660	54,190
	Malaysia Government Investment Issue	4.724%	6/15/33	MYR	47,576	10,107
	Malaysia Government Investment Issue	4.582%	8/30/33	MYR	16,050	3,366
	Malaysia Government Investment Issue	4.119%	11/30/34	MYR	84,996	16,983
	Malaysia Government Investment Issue	4.786%	10/31/35	MYR	17,000	3,607
	Malaysia Government Investment Issue	3.447%	7/15/36	MYR	102,768	18,836
	Malaysia Government Investment Issue	4.755%	8/4/37	MYR	20,000	4,200

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Malaysia Government Investment Issue	4.467%	9/15/39	MYR	105,285	21,196
	Malaysia Government Investment Issue	4.417%	9/30/41	MYR	68,162	13,547
	Malaysia Government Investment Issue	4.638%	11/15/49	MYR	146,959	29,386
	Malaysia Government Investment Issue	5.357%	5/15/52	MYR	31,350	6,955
						772,918
Mexico (0.8%)
	Mexican Bonos	8.000%	12/7/23	MXN	915,210	44,900
	Mexican Bonos	8.000%	9/5/24	MXN	1,274,310	61,952
	Mexican Bonos	10.000%	12/5/24	MXN	1,011,380	50,841
	Mexican Bonos	5.750%	3/5/26	MXN	1,964,910	87,793
	Mexican Bonos	5.500%	3/4/27	MXN	652,300	28,000
	Mexican Bonos	7.500%	6/3/27	MXN	1,341,270	62,113
	Mexican Bonos	8.500%	5/31/29	MXN	1,236,810	58,601
	Mexican Bonos	7.750%	5/29/31	MXN	1,714,540	76,587
	Mexican Bonos	7.750%	11/23/34	MXN	471,170	20,352
	Mexican Bonos	10.000%	11/20/36	MXN	280,880	14,322
	Mexican Bonos	8.500%	11/18/38	MXN	957,940	42,815
	Mexican Bonos	7.750%	11/13/42	MXN	1,001,360	40,945
	Mexican Bonos	8.000%	11/7/47	MXN	1,136,490	47,235
	United Mexican States	1.375%	1/15/25	EUR	5,261	4,973
	United Mexican States	1.625%	4/8/26	EUR	2,053	1,885
	United Mexican States	1.350%	9/18/27	EUR	3,040	2,633
	United Mexican States	1.750%	4/17/28	EUR	9,047	7,675
	United Mexican States	3.625%	4/9/29	EUR	4,552	4,213
	United Mexican States	1.125%	1/17/30	EUR	3,744	2,868
	United Mexican States	2.375%	2/11/30	EUR	5,400	4,480
	United Mexican States	3.375%	2/23/31	EUR	5,623	4,875
	United Mexican States	1.450%	10/25/33	EUR	8,784	5,875
	United Mexican States	2.250%	8/12/36	EUR	6,276	4,142
	United Mexican States	2.875%	4/8/39	EUR	5,861	3,971
	United Mexican States	3.000%	3/6/45	EUR	2,728	1,819
	United Mexican States	2.125%	10/25/51	EUR	10,432	5,256
	United Mexican States	5.625%	3/19/14	GBP	3,146	2,460
	United Mexican States	4.000%	3/15/15	EUR	1,635	1,048
						694,629
Netherlands (1.8%)
	BNG Bank NV	5.250%	5/20/24	AUD	3,918	2,547
	BNG Bank NV	0.250%	6/7/24	EUR	2,926	2,786
	BNG Bank NV	0.050%	7/13/24	EUR	12,190	11,531
	BNG Bank NV	1.125%	9/4/24	EUR	684	658
	BNG Bank NV	0.200%	11/9/24	EUR	9,725	9,136
	BNG Bank NV	0.250%	5/7/25	EUR	13,921	12,956
	BNG Bank NV	3.250%	7/15/25	AUD	4,971	3,090
	BNG Bank NV	1.625%	8/26/25	GBP	200	214
	BNG Bank NV	1.000%	1/12/26	EUR	7,314	6,849
	BNG Bank NV	0.125%	4/11/26	EUR	3,595	3,253
	BNG Bank NV	3.250%	8/24/26	AUD	127	77
	BNG Bank NV	0.625%	6/19/27	EUR	7,279	6,529
	BNG Bank NV	3.500%	7/19/27	AUD	3,820	2,325
	BNG Bank NV	0.750%	1/11/28	EUR	11,224	9,977
	BNG Bank NV	3.300%	7/17/28	AUD	12,696	7,496
	BNG Bank NV	5.200%	12/7/28	GBP	1,650	1,947
	BNG Bank NV	0.100%	1/15/30	EUR	7,369	5,946
	BNG Bank NV	1.375%	10/21/30	EUR	2,926	2,566
	BNG Bank NV	0.250%	1/12/32	EUR	7,200	5,551
	BNG Bank NV	1.875%	7/13/32	EUR	5,600	5,004
	BNG Bank NV	2.450%	7/21/32	AUD	10,000	5,027
	BNG Bank NV	0.125%	4/19/33	EUR	28,552	20,824
	BNG Bank NV	0.125%	7/9/35	EUR	40,892	27,847
	BNG Bank NV	0.875%	10/17/35	EUR	2,457	1,842
	BNG Bank NV	0.875%	10/24/36	EUR	18,700	13,745
	BNG Bank NV	0.250%	11/22/36	EUR	700	464
	BNG Bank NV	1.250%	3/30/37	EUR	10,700	8,205
	BNG Bank NV	1.500%	3/29/38	EUR	1,455	1,141
	BNG Bank NV	1.500%	7/15/39	EUR	1,906	1,475
[7]	BNG Bank NV	0.805%	6/28/49	EUR	4,300	2,471
[3]	Kingdom of Netherlands	0.000%	1/15/24	EUR	40,175	38,816
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	98,858	97,803

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	102,268	96,452
	Kingdom of Netherlands	0.000%	1/15/26	EUR	75,000	69,386
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	45,482	42,480
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	141,182	127,657
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	15,661	14,532
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	49,043	44,746
	Kingdom of Netherlands	0.000%	1/15/29	EUR	90,000	77,376
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	77,283	66,928
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	104,831	87,115
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	100,671	81,830
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	76,290	62,858
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	19,748	19,559
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	42,257	48,541
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	100,944	67,883
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	46,688	32,975
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	78,084	90,723
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	72,561	74,934
[3,7]	Kingdom of Netherlands	0.000%	1/15/52	EUR	49,682	25,070
[3]	Kingdom of Netherlands	2.000%	1/15/54	EUR	25,000	22,464
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	12,182	11,688
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	4,350	2,823
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	530	398
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,730	1,079
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	7,802	7,952
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,420	2,691
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,218	10,796
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	4,913	4,933
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	2,908	2,610
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,970	1,175
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	2,210	1,288
	Nederlandse Waterschapsbank NV	0.050%	1/28/30	EUR	1,500	1,207
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,800	2,315
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	800	609
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	2,964
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	10,700	8,262
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	4,876	6,115
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	8,913	6,918
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	26,700	16,894
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,457	1,905
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	20,588	13,503
						1,581,732
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	4,913	4,642
	Auckland Council	3.500%	3/9/26	AUD	200	123
	Auckland Council	0.125%	9/26/29	EUR	1,599	1,286
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,260	2,920
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,040	6,790
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	1,280	605
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	9,280	3,415
	New Zealand	0.500%	5/15/24	NZD	47,300	25,947
	New Zealand	2.750%	4/15/25	NZD	71,679	40,157
	New Zealand	0.500%	5/15/26	NZD	50,760	25,849
	New Zealand	4.500%	4/15/27	NZD	79,830	46,808
	New Zealand	0.250%	5/15/28	NZD	31,019	14,523
	New Zealand	3.000%	4/20/29	NZD	75,545	40,924
	New Zealand	1.500%	5/15/31	NZD	37,161	17,474
	New Zealand	2.000%	5/15/32	NZD	18,030	8,698
	New Zealand	3.500%	4/14/33	NZD	53,786	29,456
	New Zealand	2.750%	4/15/37	NZD	42,399	20,382
	New Zealand	1.750%	5/15/41	NZD	36,308	13,877
	New Zealand	2.750%	5/15/51	NZD	16,523	7,007
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	5,495	3,062
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,411	2,418
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	4,903	2,517
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	984	556
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	10,145	4,698
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/31	NZD	10,000	4,631
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,091	3,523

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/37	NZD	5,000	1,880
						334,168
Norway (0.2%)
[3]	Kingdom of Norway	3.000%	3/14/24	NOK	527,935	50,445
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	85,693	7,918
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	63,657	5,741
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	74,920	6,704
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	97,934	8,712
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	274,764	23,601
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	542,457	44,598
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	228,090	18,205
	Kommunalbanken A/S	1.500%	12/15/23	GBP	7,369	8,235
	Kommunalbanken A/S	5.250%	7/15/24	AUD	3,074	1,999
	Kommunalbanken A/S	4.250%	7/16/25	AUD	368	235
	Kommunalbanken A/S	0.250%	12/15/25	GBP	5,000	5,119
	Kommunalbanken A/S	0.625%	4/20/26	EUR	3,910	3,577
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,942	5,556
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,408	2,661
	Kommunalbanken A/S	0.875%	5/24/27	EUR	13,952	12,577
	Kommunalbanken A/S	3.400%	7/24/28	AUD	3,920	2,332
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,642	3,738
						211,953
Peru (0.1%)
	Republic of Peru	5.700%	8/12/24	PEN	10,000	2,442
	Republic of Peru	2.750%	1/30/26	EUR	6,818	6,420
	Republic of Peru	8.200%	8/12/26	PEN	27,500	7,098
	Republic of Peru	6.350%	8/12/28	PEN	58,500	13,599
	Republic of Peru	5.940%	2/12/29	PEN	37,875	8,476
	Republic of Peru	3.750%	3/1/30	EUR	1,004	902
	Republic of Peru	6.950%	8/12/31	PEN	101,500	23,232
	Republic of Peru	6.150%	8/12/32	PEN	25,724	5,452
	Republic of Peru	1.250%	3/11/33	EUR	4,781	3,135
	Republic of Peru	5.400%	8/12/34	PEN	23,307	4,459
	Republic of Peru	1.950%	11/17/36	EUR	5,021	3,165
	Republic of Peru	6.900%	8/12/37	PEN	56,400	11,982
	Republic of Peru	5.350%	8/12/40	PEN	36,001	6,299
	Republic of Peru	6.850%	2/12/42	PEN	35,500	7,344
						104,005
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	2,669	2,398
	Republic of Philippines	0.875%	5/17/27	EUR	3,847	3,255
	Republic of Philippines	0.700%	2/3/29	EUR	2,501	1,928
	Republic of Philippines	1.200%	4/28/33	EUR	4,837	3,269
						10,850
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,040	4,616
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,906	1,704
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,515	3,733
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	1,100	832
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,217
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	506	400
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	825
	Republic of Poland	2.500%	1/25/23	PLN	23,833	4,939
	Republic of Poland	4.000%	10/25/23	PLN	125,069	25,348
	Republic of Poland	3.000%	1/15/24	EUR	100	99
	Republic of Poland	2.500%	4/25/24	PLN	53,835	10,392
	Republic of Poland	3.375%	7/9/24	EUR	2,926	2,884
	Republic of Poland	2.250%	10/25/24	PLN	24,484	4,557
	Republic of Poland	5.250%	1/20/25	EUR	3,608	3,697
	Republic of Poland	0.000%	2/10/25	EUR	7,314	6,655
	Republic of Poland	0.750%	4/25/25	PLN	213,883	37,216
	Republic of Poland	3.250%	7/25/25	PLN	64,147	11,716
	Republic of Poland	1.500%	9/9/25	EUR	2,439	2,284
	Republic of Poland	1.500%	1/19/26	EUR	23,306	21,713
	Republic of Poland	2.500%	7/25/26	PLN	79,080	13,388
	Republic of Poland	1.125%	8/7/26	EUR	1,706	1,548
	Republic of Poland	0.250%	10/25/26	PLN	245,540	37,375
	Republic of Poland	0.875%	5/10/27	EUR	15,994	14,099

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	3.750%	5/25/27	PLN	255,056	43,856
	Republic of Poland	2.500%	7/25/27	PLN	75,899	12,271
	Republic of Poland	1.375%	10/22/27	EUR	1,975	1,730
	Republic of Poland	2.750%	4/25/28	PLN	128,925	20,525
	Republic of Poland	1.000%	10/25/28	EUR	1,414	1,191
	Republic of Poland	1.000%	3/7/29	EUR	2,000	1,634
	Republic of Poland	5.750%	4/25/29	PLN	12,658	2,301
	Republic of Poland	2.750%	10/25/29	PLN	112,704	16,764
	Republic of Poland	1.250%	10/25/30	PLN	132,624	16,632
	Republic of Poland	1.750%	4/25/32	PLN	618,190	74,912
	Republic of Poland	2.750%	5/25/32	EUR	12,867	10,843
	Republic of Poland	2.375%	1/18/36	EUR	8,492	6,566
	Republic of Poland	2.000%	10/25/46	EUR	75	50
	Republic of Poland	4.000%	4/25/47	PLN	31,318	3,419
						424,931
Portugal (0.5%)
[3]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	39,007	40,283
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	33,254	33,719
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	16,095	17,036
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	78,774	71,371
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	55,647	52,587
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	19,503	20,717
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	36,570	29,995
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	44,938	35,128
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	73,310	63,498
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	34,131	30,858
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	40,808	30,410
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	8,144	8,736
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	25,993	17,399
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	21,455	23,149
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	5,000	2,600
						477,486
Romania (0.2%)
	Romania	3.625%	4/24/24	EUR	2,536	2,478
	Romania	2.750%	10/29/25	EUR	8,233	7,598
	Romania	3.500%	11/25/25	RON	54,760	9,409
	Romania	2.750%	2/26/26	EUR	10,000	8,964
[3]	Romania	2.750%	2/26/26	EUR	1,814	1,626
	Romania	3.250%	6/24/26	RON	49,260	8,143
[3]	Romania	2.000%	12/8/26	EUR	1,781	1,524
	Romania	2.375%	4/19/27	EUR	10,971	9,283
	Romania	5.800%	7/26/27	RON	116,950	20,491
	Romania	2.500%	10/25/27	RON	150,000	22,329
[3]	Romania	2.125%	3/7/28	EUR	1,892	1,470
	Romania	2.125%	3/7/28	EUR	3,132	2,434
	Romania	2.875%	5/26/28	EUR	16,347	12,926
	Romania	4.850%	7/25/29	RON	50,000	7,912
[3]	Romania	1.375%	12/2/29	EUR	1,575	1,057
	Romania	1.375%	12/2/29	EUR	2,900	1,946
	Romania	2.500%	2/8/30	EUR	3,413	2,453
[3]	Romania	3.624%	5/26/30	EUR	1,522	1,171
	Romania	3.624%	5/26/30	EUR	9,680	7,445
[3]	Romania	1.750%	7/13/30	EUR	4,594	3,045
	Romania	1.750%	7/13/30	EUR	10,232	6,782
	Romania	2.124%	7/16/31	EUR	3,686	2,440
[3]	Romania	2.124%	7/16/31	EUR	2,102	1,391
	Romania	2.000%	1/28/32	EUR	6,185	3,913
[3]	Romania	2.000%	1/28/32	EUR	2,194	1,388
	Romania	6.700%	2/25/32	RON	93,000	15,802
[3]	Romania	2.000%	4/14/33	EUR	3,538	2,121
	Romania	2.000%	4/14/33	EUR	2,500	1,499
[3]	Romania	3.750%	2/7/34	EUR	1,302	909
	Romania	3.750%	2/7/34	EUR	5,864	4,092
	Romania	3.875%	10/29/35	EUR	7,533	5,072
	Romania	4.250%	4/28/36	RON	30,000	3,723
	Romania	3.375%	2/8/38	EUR	2,500	1,533
	Romania	4.125%	3/11/39	EUR	3,464	2,255
[3]	Romania	2.625%	12/2/40	EUR	977	500

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Romania	2.750%	4/14/41	EUR	4,726	2,432
	Romania	2.750%	4/14/41	EUR	5,818	2,994
[3]	Romania	2.875%	4/13/42	EUR	3,012	1,560
	Romania	2.875%	4/13/42	EUR	1,470	761
[3]	Romania	4.625%	4/3/49	EUR	4,138	2,664
	Romania	4.625%	4/3/49	EUR	4,876	3,139
[3]	Romania	3.375%	1/28/50	EUR	4,876	2,543
						203,217
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	17,450	16,445
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	4,913	4,233
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,468	5,882
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	3,000	2,363
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,189	4,964
						33,887
Singapore (0.5%)
	Housing & Development Board	2.505%	6/27/24	SGD	1,250	859
	Housing & Development Board	3.100%	7/24/24	SGD	4,750	3,295
	Housing & Development Board	2.495%	3/11/26	SGD	1,250	838
	Housing & Development Board	2.035%	9/16/26	SGD	5,250	3,430
	Housing & Development Board	2.675%	1/22/29	SGD	2,500	1,610
	Housing & Development Board	2.598%	10/30/29	SGD	3,250	2,064
	Housing & Development Board	3.080%	5/31/30	SGD	7,750	5,053
	Housing & Development Board	2.545%	7/4/31	SGD	1,500	920
	Housing & Development Board	1.865%	7/21/33	SGD	15,500	8,463
	Republic of Singapore	2.000%	2/1/24	SGD	56,942	39,616
	Republic of Singapore	3.000%	9/1/24	SGD	27,831	19,617
	Republic of Singapore	2.375%	6/1/25	SGD	24,480	16,972
	Republic of Singapore	0.500%	11/1/25	SGD	36,061	23,555
	Republic of Singapore	2.125%	6/1/26	SGD	62,812	42,787
	Republic of Singapore	1.250%	11/1/26	SGD	47,306	30,983
	Republic of Singapore	3.500%	3/1/27	SGD	48,452	34,575
	Republic of Singapore	2.875%	9/1/27	SGD	30,000	20,801
	Republic of Singapore	2.625%	5/1/28	SGD	25,552	17,381
	Republic of Singapore	2.875%	7/1/29	SGD	47,999	32,790
	Republic of Singapore	2.875%	9/1/30	SGD	37,296	25,346
	Republic of Singapore	1.625%	7/1/31	SGD	20,700	12,624
	Republic of Singapore	2.625%	8/1/32	SGD	12,000	7,902
	Republic of Singapore	3.375%	9/1/33	SGD	39,146	27,513
	Republic of Singapore	2.250%	8/1/36	SGD	46,386	28,629
	Republic of Singapore	2.375%	7/1/39	SGD	18,832	11,659
	Republic of Singapore	2.750%	4/1/42	SGD	30,361	19,873
	Republic of Singapore	2.750%	3/1/46	SGD	37,968	24,897
	Republic of Singapore	1.875%	3/1/50	SGD	26,122	14,247
	Republic of Singapore	1.875%	10/1/51	SGD	17,042	9,261
	Republic of Singapore	3.000%	8/1/72	SGD	4,742	3,271
						490,831
Slovakia (0.2%)
	Slovak Republic	0.000%	11/13/23	EUR	30,621	29,484
	Slovak Republic	0.000%	6/17/24	EUR	10,635	10,051
	Slovak Republic	0.250%	5/14/25	EUR	16,557	15,360
	Slovak Republic	0.625%	5/22/26	EUR	6,339	5,810
	Slovak Republic	1.375%	1/21/27	EUR	10,337	9,678
	Slovak Republic	1.000%	6/12/28	EUR	16,466	14,548
	Slovak Republic	0.750%	4/9/30	EUR	11,716	9,546
	Slovak Republic	1.000%	5/14/32	EUR	27,091	21,217
	Slovak Republic	4.000%	10/19/32	EUR	10,000	10,184
	Slovak Republic	1.875%	3/9/37	EUR	4,950	3,713
	Slovak Republic	2.000%	10/17/47	EUR	7,530	5,339
	Slovak Republic	2.250%	6/12/68	EUR	2,044	1,470
						136,400
Slovenia (0.1%)
	Republic of Slovenia	4.625%	9/9/24	EUR	1,951	2,035
	Republic of Slovenia	2.125%	7/28/25	EUR	2,439	2,427
	Republic of Slovenia	5.125%	3/30/26	EUR	3,901	4,229
	Republic of Slovenia	1.250%	3/22/27	EUR	6,827	6,403
	Republic of Slovenia	1.000%	3/6/28	EUR	17,067	15,405
	Republic of Slovenia	1.188%	3/14/29	EUR	4,876	4,266

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Slovenia	0.275%	1/14/30	EUR	7,314	5,826
	Republic of Slovenia	0.000%	2/12/31	EUR	23,720	17,661
	Republic of Slovenia	2.250%	3/3/32	EUR	44,548	39,570
	Republic of Slovenia	1.500%	3/25/35	EUR	5,855	4,505
	Republic of Slovenia	1.750%	11/3/40	EUR	7,376	5,217
	Republic of Slovenia	3.125%	8/7/45	EUR	4,876	4,256
	Republic of Slovenia	0.488%	10/20/50	EUR	8,733	3,903
						115,703
South Korea (2.7%)
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	4,913	4,694
	Export-Import Bank of Korea	0.000%	10/19/24	EUR	12,200	11,384
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	320	195
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	4,797
	Korea Gas Corp.	0.000%	11/28/23	CHF	1,965	1,927
[3]	Korea Housing Finance Corp	1.963%	7/19/26	EUR	9,600	9,028
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	2,366	2,292
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,457	2,262
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	33,821	31,140
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,043	6,394
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	38,458	33,793
	Korea Monetary Stabilization Bond	1.800%	1/2/24	KRW	80,000,000	54,850
	Korea Treasury Bond	1.750%	12/10/23	KRW	65,000,000	44,626
	Korea Treasury Bond	2.125%	3/10/24	KRW	40,000,000	27,428
	Korea Treasury Bond	3.500%	3/10/24	KRW	40,000,000	27,932
	Korea Treasury Bond	3.125%	9/10/24	KRW	70,000,000	48,300
	Korea Treasury Bond	1.875%	12/10/24	KRW	120,000,000	80,387
	Korea Treasury Bond	1.750%	9/10/26	KRW	90,000,000	57,552
	Korea Treasury Bond	3.125%	9/10/27	KRW	50,000,000	33,353
	Korea Treasury Bond	2.375%	12/10/31	KRW	105,000,000	63,562
	Korea Treasury Bond	3.375%	6/10/32	KRW	35,000,000	22,924
	Korea Treasury Bond	1.875%	9/10/41	KRW	75,400,000	37,044
	Republic of Korea	0.875%	12/10/23	KRW	123,000,000	83,635
	Republic of Korea	1.875%	3/10/24	KRW	65,000,000	44,421
	Republic of Korea	1.125%	6/10/24	KRW	50,000,000	33,545
	Republic of Korea	2.875%	6/10/24	KRW	15,000,000	10,347
	Republic of Korea	1.375%	9/10/24	KRW	60,000,000	40,087
	Republic of Korea	3.000%	9/10/24	KRW	15,000,000	10,324
	Republic of Korea	1.500%	3/10/25	KRW	130,000,000	85,825
	Republic of Korea	2.250%	6/10/25	KRW	15,000,000	10,029
	Republic of Korea	3.125%	6/10/25	KRW	45,000,000	30,762
	Republic of Korea	1.125%	9/10/25	KRW	144,000,000	92,778
	Republic of Korea	0.000%	9/16/25	EUR	6,092	5,500
	Republic of Korea	2.250%	12/10/25	KRW	20,000,000	13,240
	Republic of Korea	1.250%	3/10/26	KRW	160,000,000	101,904
	Republic of Korea	1.875%	6/10/26	KRW	55,000,000	35,559
	Republic of Korea	1.500%	12/10/26	KRW	30,000,000	18,870
	Republic of Korea	2.375%	3/10/27	KRW	150,000,000	97,381
	Republic of Korea	2.125%	6/10/27	KRW	60,000,000	38,359
	Republic of Korea	2.375%	12/10/27	KRW	25,000,000	16,032
	Republic of Korea	5.500%	3/10/28	KRW	25,000,000	18,566
	Republic of Korea	2.625%	6/10/28	KRW	55,000,000	35,470
	Republic of Korea	2.375%	12/10/28	KRW	40,000,000	25,254
	Republic of Korea	1.875%	6/10/29	KRW	40,000,000	24,259
	Republic of Korea	1.375%	12/10/29	KRW	70,000,000	40,551
	Republic of Korea	5.500%	12/10/29	KRW	43,000,000	32,464
	Republic of Korea	1.375%	6/10/30	KRW	130,000,000	74,415
	Republic of Korea	1.500%	12/10/30	KRW	120,000,000	68,594
	Republic of Korea	4.750%	12/10/30	KRW	20,000,000	14,532
	Republic of Korea	2.000%	6/10/31	KRW	134,709,350	79,432
	Republic of Korea	4.000%	12/10/31	KRW	30,000,000	20,672
	Republic of Korea	3.750%	12/10/33	KRW	60,000,000	40,371
	Republic of Korea	2.625%	9/10/35	KRW	45,000,000	26,668
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	20,187
	Republic of Korea	2.250%	9/10/37	KRW	35,000,000	19,339
	Republic of Korea	2.375%	9/10/38	KRW	31,000,000	17,219
	Republic of Korea	1.125%	9/10/39	KRW	45,000,000	19,972
	Republic of Korea	1.500%	9/10/40	KRW	86,500,000	40,321
	Republic of Korea	3.000%	12/10/42	KRW	65,000,000	38,241
	Republic of Korea	2.750%	12/10/44	KRW	45,000,000	24,904

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.000%	3/10/46	KRW	52,000,000	24,406
	Republic of Korea	2.125%	3/10/47	KRW	85,000,000	40,411
	Republic of Korea	2.625%	3/10/48	KRW	94,950,000	51,036
	Republic of Korea	2.000%	3/10/49	KRW	119,000,000	53,989
	Republic of Korea	1.500%	3/10/50	KRW	180,000,000	72,474
	Republic of Korea	1.875%	3/10/51	KRW	190,454,410	84,025
	Republic of Korea	2.500%	3/10/52	KRW	77,000,000	39,002
	Republic of Korea	1.500%	9/10/66	KRW	3,000,000	984
	Republic of Korea	2.000%	9/10/68	KRW	9,000,000	3,555
	Republic of Korea	1.625%	9/10/70	KRW	51,968,000	17,414
						2,443,189
Spain (4.5%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	6,000	6,016
	Adif Alta Velocidad	1.875%	1/28/25	EUR	7,500	7,286
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	6,814
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,069
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,454	17,604
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	10,483	10,607
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	839	806
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	6,827	6,633
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,373	10,864
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,290	7,956
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,644	6,178
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	9,752	8,819
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,439	2,249
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,923	1,560
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	22,948	17,896
	Basque Government	0.850%	4/30/30	EUR	7,749	6,544
	Basque Government	0.450%	4/30/32	EUR	4,187	3,202
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	11,900	11,562
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	16,773	15,201
	Kingdom of Spain	0.000%	5/31/24	EUR	758,993	724,893
	Kingdom of Spain	0.000%	1/31/25	EUR	4,966	4,668
	Kingdom of Spain	0.000%	5/31/25	EUR	50,741	47,189
	Kingdom of Spain	0.000%	1/31/26	EUR	393,750	359,985
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	50,198	48,862
	Kingdom of Spain	0.000%	1/31/27	EUR	233,494	206,929
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	121,896	110,698
	Kingdom of Spain	0.000%	1/31/28	EUR	400,877	343,852
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	59,534	54,849
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	58,348	53,558
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	149,822	167,011
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	70,481	64,094
	Kingdom of Spain	0.800%	7/30/29	EUR	307,911	265,441
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	80,000	73,646
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	32,549	28,249
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	40,000	30,936
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	84,714	66,874
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	163,092	128,925
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	290,059	269,499
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	8,715	7,928
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	22,325	18,606
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	57,102	61,336
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	202,007	137,926
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	115,373	77,930
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	87,312	99,991
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	27,236	17,308
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	23,767	22,646
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	59,750	72,903
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	85,819	75,541
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	47,236	39,510
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	39,061	20,926
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	142,629	94,713
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,737	49,696
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	42,435	20,739
						4,018,723

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Supranational (4.2%)
	African Development Bank	0.250%	1/24/24	EUR	3,950	3,791
	African Development Bank	4.750%	3/6/24	AUD	3,233	2,085
	African Development Bank	0.250%	11/21/24	EUR	11,020	10,350
	African Development Bank	0.875%	12/16/24	GBP	3,242	3,478
	African Development Bank	4.000%	1/10/25	AUD	7,018	4,469
	African Development Bank	4.500%	6/2/26	AUD	3,052	1,960
	African Development Bank	0.500%	6/22/26	GBP	19,692	19,838
	African Development Bank	0.125%	10/7/26	EUR	1,951	1,736
	African Development Bank	0.500%	3/22/27	EUR	27,909	24,962
	African Development Bank	3.300%	7/27/27	AUD	491	295
	African Development Bank	3.350%	8/8/28	AUD	127	75
	African Development Bank	0.500%	3/21/29	EUR	17,477	14,844
	African Development Bank	2.250%	9/14/29	EUR	21,400	20,235
	Asian Development Bank	2.450%	1/17/24	AUD	885	556
	Asian Development Bank	3.500%	5/30/24	NZD	9,794	5,546
	Asian Development Bank	2.500%	12/19/24	GBP	8,000	8,888
	Asian Development Bank	1.625%	1/28/25	CAD	5,536	3,844
	Asian Development Bank	3.750%	3/12/25	AUD	5,505	3,489
	Asian Development Bank	3.700%	6/17/25	AUD	20,000	12,651
	Asian Development Bank	0.750%	2/10/26	CAD	5,214	3,450
	Asian Development Bank	1.342%	6/18/26	NOK	58,000	5,103
	Asian Development Bank	0.625%	9/15/26	GBP	3,608	3,623
	Asian Development Bank	3.000%	10/14/26	AUD	900	546
	Asian Development Bank	0.125%	12/15/26	GBP	7,802	7,566
	Asian Development Bank	4.650%	2/16/27	CAD	1,368	1,032
	Asian Development Bank	3.400%	9/10/27	AUD	4,300	2,615
	Asian Development Bank	0.250%	10/28/27	GBP	6,582	6,158
	Asian Development Bank	0.750%	12/7/27	GBP	10,635	10,188
	Asian Development Bank	1.100%	3/2/28	AUD	8,535	4,550
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	1,694
	Asian Development Bank	3.300%	8/8/28	AUD	1,280	762
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	2,604
	Asian Development Bank	0.000%	10/24/29	EUR	7,412	5,993
	Asian Development Bank	0.025%	1/31/30	EUR	3,566	2,864
	Asian Development Bank	0.100%	6/17/31	EUR	10,953	8,478
	Asian Development Bank	1.950%	7/22/32	EUR	19,175	17,188
	Asian Development Bank	2.000%	6/10/37	EUR	5,331	4,560
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	6,258	3,547
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	2,457	2,398
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	7,369	6,909
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	5,335	5,021
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	300	265
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,265	4,027
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	784	466
	Council of Europe Development Bank	1.000%	10/21/24	CAD	1,070	736
	Council of Europe Development Bank	0.750%	6/9/25	EUR	23,409	21,995
	Council of Europe Development Bank	0.375%	6/8/26	EUR	52,357	47,554
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,530	3,959
	Council of Europe Development Bank	0.250%	1/19/32	EUR	10,662	8,240
	EUROFIMA	3.000%	5/22/24	CHF	2,455	2,521
	EUROFIMA	3.900%	12/19/25	AUD	495	312
	EUROFIMA	3.000%	5/15/26	CHF	3,185	3,351
	EUROFIMA	2.600%	1/13/27	AUD	12,160	7,152
	EUROFIMA	4.550%	3/30/27	CAD	1,330	994
	EUROFIMA	3.350%	5/21/29	AUD	2,130	1,234
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	4,876	4,561
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	488	600
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	926	892
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	9,508	9,368
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	131,320	125,424
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	8,290	8,101
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	30,363	28,627
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	7,802	7,291
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	14,628	13,719
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	23,988	22,037
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	39,783	36,417
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	30,199	27,128
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	22,287	20,255

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,190	11,092
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	48,993	42,437
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	10,546	9,515
[5]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,997	7,088
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	2,853	2,330
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,683	2,636
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	16,054	13,023
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	50,851	39,789
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	9,752	10,343
[5]	European Financial Stability Facility	1.250%	5/24/33	EUR	26,655	22,092
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,536	2,479
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	33,133	25,103
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	20,095	20,253
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	12,046	9,127
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,100	14,100
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	8,632	7,553
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	19,797	13,725
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	24,282	17,251
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	21,896	16,857
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	22,235	12,527
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	13,710	5,786
[5]	European Financial Stability Facility	0.700%	1/17/53	EUR	265	142
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	4,262	3,152
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	11,569	9,148
	European Investment Bank	0.500%	11/15/23	EUR	9,752	9,469
	European Investment Bank	0.050%	12/15/23	EUR	26,818	25,854
	European Investment Bank	0.875%	12/15/23	GBP	5,388	5,988
	European Investment Bank	2.125%	1/15/24	EUR	8,290	8,169
	European Investment Bank	0.000%	3/15/24	EUR	66,312	63,475
	European Investment Bank	0.050%	5/24/24	EUR	38,149	36,335
	European Investment Bank	0.200%	7/15/24	EUR	19,503	18,557
	European Investment Bank	1.750%	7/30/24	CAD	6,895	4,852
	European Investment Bank	4.750%	8/7/24	AUD	1,593	1,031
	European Investment Bank	0.875%	9/13/24	EUR	16,092	15,441
	European Investment Bank	0.750%	11/15/24	GBP	14,349	15,441
	European Investment Bank	1.900%	1/22/25	CAD	8,900	6,228
	European Investment Bank	1.625%	2/4/25	CHF	1,235	1,246
	European Investment Bank	0.000%	3/25/25	EUR	11,464	10,667
	European Investment Bank	0.125%	4/15/25	EUR	14,628	13,655
	European Investment Bank	5.500%	4/15/25	GBP	1,634	1,933
	European Investment Bank	0.375%	7/16/25	EUR	11,263	10,517
	European Investment Bank	2.750%	9/15/25	EUR	19,503	19,376
	European Investment Bank	4.500%	10/15/25	EUR	7,314	7,618
	European Investment Bank	2.900%	10/17/25	AUD	37,662	23,237
	European Investment Bank	0.000%	3/13/26	EUR	4,876	4,423
	European Investment Bank	0.375%	4/14/26	EUR	26,979	24,736
	European Investment Bank	3.100%	8/17/26	AUD	17,243	10,562
	European Investment Bank	2.750%	8/25/26	PLN	4,898	822
	European Investment Bank	1.000%	9/21/26	GBP	1,560	1,593
	European Investment Bank	0.100%	10/15/26	EUR	12,889	11,546
	European Investment Bank	1.250%	11/13/26	EUR	2,926	2,740
	European Investment Bank	0.125%	12/14/26	GBP	15,000	14,570
	European Investment Bank	0.000%	12/22/26	EUR	32,032	28,433
	European Investment Bank	0.500%	1/15/27	EUR	26,184	23,699
	European Investment Bank	3.500%	4/15/27	EUR	2,439	2,492
	European Investment Bank	0.000%	6/17/27	EUR	10,000	8,737
	European Investment Bank	0.375%	9/15/27	EUR	21,986	19,515
	European Investment Bank	3.750%	12/7/27	GBP	1,853	2,069
	European Investment Bank	0.875%	1/14/28	EUR	22,672	20,465
	European Investment Bank	1.000%	1/28/28	CAD	4,462	2,840
	European Investment Bank	3.300%	2/3/28	AUD	1,103	664
	European Investment Bank	0.000%	3/28/28	EUR	43,652	37,287
	European Investment Bank	1.375%	5/12/28	SEK	36,740	3,018
	European Investment Bank	0.000%	5/15/28	EUR	4,876	4,141
	European Investment Bank	0.000%	9/28/28	EUR	13,328	11,225
	European Investment Bank	0.000%	12/7/28	GBP	1,268	1,126
	European Investment Bank	6.000%	12/7/28	GBP	7,802	9,763
	European Investment Bank	0.625%	1/22/29	EUR	24,628	21,373
	European Investment Bank	3.300%	5/25/29	AUD	11,476	6,737

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.125%	6/20/29	EUR	5,606	4,657
European Investment Bank	0.250%	9/14/29	EUR	13,856	11,537
European Investment Bank	0.050%	1/16/30	EUR	73,917	60,113
European Investment Bank	2.250%	3/15/30	EUR	30,000	28,544
European Investment Bank	4.000%	4/15/30	EUR	3,475	3,702
European Investment Bank	0.000%	9/9/30	EUR	7,269	5,769
European Investment Bank	2.750%	9/13/30	EUR	14,627	14,353
European Investment Bank	0.000%	1/14/31	EUR	49,156	38,515
European Investment Bank	1.300%	1/27/31	AUD	5,490	2,643
European Investment Bank	1.000%	3/14/31	EUR	26,035	22,158
European Investment Bank	1.000%	4/14/32	EUR	15,604	13,002
European Investment Bank	1.125%	11/15/32	EUR	9,752	8,103
European Investment Bank	1.125%	4/13/33	EUR	14,628	12,011
European Investment Bank	3.000%	10/14/33	EUR	29,742	29,305
European Investment Bank	0.050%	10/13/34	EUR	13,336	9,201
European Investment Bank	2.625%	3/15/35	EUR	3,462	3,246
European Investment Bank	0.010%	11/15/35	EUR	18,659	12,328
European Investment Bank	0.200%	3/17/36	EUR	20,993	14,156
European Investment Bank	3.125%	6/30/36	CHF	495	562
European Investment Bank	1.125%	9/15/36	EUR	23,407	17,882
European Investment Bank	3.875%	6/8/37	GBP	2,633	2,878
European Investment Bank	0.500%	11/13/37	EUR	720	489
European Investment Bank	5.000%	4/15/39	GBP	3,416	4,252
European Investment Bank	2.750%	3/15/40	EUR	9,045	8,456
European Investment Bank	0.250%	6/15/40	EUR	10,993	6,651
European Investment Bank	0.010%	5/15/41	EUR	32,485	18,222
European Investment Bank	3.625%	3/14/42	EUR	2,731	2,901
European Investment Bank	1.000%	11/14/42	EUR	4,876	3,347
European Investment Bank	4.500%	3/7/44	GBP	4,145	4,901
European Investment Bank	1.750%	9/15/45	EUR	6,847	5,366
European Investment Bank	0.875%	9/13/47	EUR	4,876	3,079
European Investment Bank	1.500%	11/15/47	EUR	2,439	1,799
European Investment Bank	1.500%	10/16/48	EUR	1,500	1,097
European Investment Bank	0.050%	1/27/51	EUR	12,351	5,400
European Investment Bank	4.625%	10/12/54	GBP	3,755	4,725
European Stability Mechanism	2.125%	11/20/23	EUR	1,571	1,549
European Stability Mechanism	0.125%	4/22/24	EUR	31,206	29,838
European Stability Mechanism	0.000%	12/16/24	EUR	28,544	26,772
European Stability Mechanism	0.000%	3/14/25	EUR	51,016	47,529
European Stability Mechanism	1.000%	9/23/25	EUR	19,503	18,495
European Stability Mechanism	0.500%	3/2/26	EUR	22,771	21,005
European Stability Mechanism	0.000%	12/15/26	EUR	42,500	37,678
European Stability Mechanism	0.750%	3/15/27	EUR	21,175	19,265
European Stability Mechanism	0.750%	9/5/28	EUR	12,598	11,089
European Stability Mechanism	0.500%	3/5/29	EUR	20,478	17,518
European Stability Mechanism	0.010%	3/4/30	EUR	33,146	26,611
European Stability Mechanism	0.010%	10/15/31	EUR	4,798	3,657
European Stability Mechanism	1.125%	5/3/32	EUR	2,550	2,135
European Stability Mechanism	1.200%	5/23/33	EUR	5,852	4,818
European Stability Mechanism	1.625%	11/17/36	EUR	19,479	15,841
European Stability Mechanism	1.750%	10/20/45	EUR	4,876	3,811
European Stability Mechanism	1.800%	11/2/46	EUR	11,955	9,387
European Stability Mechanism	1.850%	12/1/55	EUR	17,645	13,461
European Union	0.625%	11/4/23	EUR	13,165	12,815
European Union	0.500%	4/4/25	EUR	29,256	27,627
European Union	0.800%	7/4/25	EUR	26,741	25,310
European Union	0.000%	11/4/25	EUR	48,884	44,877
European Union	0.000%	3/4/26	EUR	47,392	43,068
European Union	0.000%	7/6/26	EUR	53,409	47,957
European Union	3.000%	9/4/26	EUR	3,475	3,483
European Union	2.000%	10/4/27	EUR	120,841	115,641
European Union	2.500%	11/4/27	EUR	9,264	9,072
European Union	2.875%	4/4/28	EUR	2,439	2,431
European Union	0.000%	6/2/28	EUR	63,700	54,151
European Union	0.000%	10/4/28	EUR	30,216	25,392
European Union	0.000%	7/4/29	EUR	35,098	28,862
European Union	1.375%	10/4/29	EUR	7,802	7,029
European Union	1.625%	12/4/29	EUR	97,522	88,840
European Union	0.000%	10/4/30	EUR	3,000	2,368

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.750%	4/4/31	EUR	25,969	21,554
European Union	0.000%	4/22/31	EUR	17,863	13,831
European Union	0.000%	7/4/31	EUR	84,195	64,740
European Union	1.000%	7/6/32	EUR	36,210	29,851
European Union	1.250%	4/4/33	EUR	12,190	10,142
European Union	0.000%	7/4/35	EUR	36,676	24,472
European Union	1.125%	4/4/36	EUR	9,752	7,562
European Union	0.250%	4/22/36	EUR	25,620	17,354
European Union	0.200%	6/4/36	EUR	51,634	34,439
European Union	0.400%	2/4/37	EUR	46,958	31,678
European Union	0.875%	3/11/37	EUR	3,132	2,264
European Union	1.125%	6/4/37	EUR	5,168	3,889
European Union	3.375%	4/4/38	EUR	3,948	3,982
European Union	0.100%	10/4/40	EUR	28,358	15,971
European Union	0.450%	7/4/41	EUR	31,314	18,575
European Union	3.750%	4/4/42	EUR	4,876	5,175
European Union	3.375%	11/4/42	EUR	60,197	59,780
European Union	1.250%	2/4/43	EUR	2,911	2,002
European Union	0.450%	5/2/46	EUR	7,311	3,982
European Union	0.750%	1/4/47	EUR	32,693	19,193
European Union	2.625%	2/4/48	EUR	31,926	28,444
European Union	0.300%	11/4/50	EUR	15,943	7,362
European Union	0.700%	7/6/51	EUR	34,138	18,112
European Union	2.500%	10/4/52	EUR	62,861	53,998
Inter-American Development Bank	1.950%	4/23/24	AUD	1,567	972
Inter-American Development Bank	4.750%	8/27/24	AUD	13,989	9,042
Inter-American Development Bank	1.700%	10/10/24	CAD	6,097	4,270
Inter-American Development Bank	1.375%	12/15/24	GBP	13,411	14,556
Inter-American Development Bank	0.750%	10/15/25	CAD	2,314	1,543
Inter-American Development Bank	2.750%	10/30/25	AUD	5,338	3,277
Inter-American Development Bank	1.250%	12/15/25	GBP	11,956	12,622
Inter-American Development Bank	4.400%	1/26/26	CAD	13	10
Inter-American Development Bank	4.250%	6/11/26	AUD	637	406
Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,179
Inter-American Development Bank	0.500%	9/15/26	GBP	4,876	4,876
Inter-American Development Bank	0.875%	8/27/27	CAD	3,091	1,975
Inter-American Development Bank	2.125%	12/15/28	GBP	5,331	5,402
Inter-American Development Bank	3.290%	6/28/32	AUD	1,762	986
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	10,970	6,859
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	5,703	4,024
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	11,459	8,017
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,170	3,959
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	7,990	5,378
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,093	3,137
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,052	2,014
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	1,007	503
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,439	2,424
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	2,265	1,505
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,081	4,917
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	6,763	6,748
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	22,515	19,822
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	5,282	3,559
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	9,752	9,235
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	1,510	711
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,649	1,690
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,365	4,759
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	29,171	24,702
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	12,265	5,955
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	19,078	17,859
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,617	965
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	100	118
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	14,488	13,973
International Bank for Reconstruction & Development	0.250%	5/21/29	EUR	10,300	8,597
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	886	578
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	2,130	1,969
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,571	4,457
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,633	2,181
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	2,926	3,779
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	25,257	19,743

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	4,703	3,781
	International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	2,156	1,550
	International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,699	2,489
	International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	8,840	5,365
	International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	3,206	1,467
	International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,633	1,043
	International Development Assn.	0.750%	9/21/28	GBP	2,498	2,325
	International Development Assn.	0.000%	7/15/31	EUR	10,662	8,125
	International Development Assn.	0.350%	4/22/36	EUR	10,861	7,466
	International Development Assn.	1.750%	5/5/37	EUR	15,000	12,449
	International Development Assn.	0.700%	1/17/42	EUR	7,760	5,054
	International Finance Corp.	1.250%	12/15/23	GBP	6,729	7,501
	International Finance Corp.	1.450%	7/22/24	AUD	1,691	1,035
	International Finance Corp.	1.375%	9/13/24	CAD	1,658	1,158
	International Finance Corp.	1.375%	3/7/25	GBP	4,789	5,155
	International Finance Corp.	4.000%	4/3/25	AUD	4,314	2,755
	International Finance Corp.	0.625%	9/16/25	CAD	2,400	1,599
	International Finance Corp.	0.250%	12/15/25	GBP	4,974	5,095
	International Finance Corp.	3.200%	7/22/26	AUD	24,659	15,185
	International Finance Corp.	0.875%	9/15/26	GBP	7,310	7,415
	International Finance Corp.	1.850%	1/28/27	CAD	2,212	1,494
	International Finance Corp.	0.750%	7/22/27	GBP	4,876	4,761
	International Finance Corp.	3.200%	10/18/27	AUD	589	354
	International Finance Corp.	0.750%	5/24/28	AUD	10,000	5,184
	International Finance Corp.	3.150%	6/26/29	AUD	2,336	1,358
	International Finance Corp.	1.250%	2/6/31	AUD	10,000	4,795
	International Finance Corp.	1.500%	4/15/35	AUD	6,322	2,676
	Nordic Investment Bank	1.125%	12/15/23	GBP	9,339	10,401
	Nordic Investment Bank	4.750%	2/28/24	AUD	2,568	1,657
	Nordic Investment Bank	1.875%	4/10/24	NOK	150,000	14,057
	Nordic Investment Bank	0.125%	6/10/24	EUR	12,043	11,426
	Nordic Investment Bank	0.500%	11/3/25	EUR	9,545	8,828
	Nordic Investment Bank	0.125%	12/15/26	GBP	17,632	17,144
	Nordic Investment Bank	1.375%	1/27/28	SEK	8,000	655
						3,720,519
Sweden (0.3%)
[3]	Kingdom of Sweden	1.500%	11/13/23	SEK	752,550	67,630
	Kingdom of Sweden	2.500%	5/12/25	SEK	63,320	5,747
	Kingdom of Sweden	0.750%	5/12/28	SEK	3,430	285
[3]	Kingdom of Sweden	0.750%	11/12/29	SEK	190,485	15,531
[3]	Kingdom of Sweden	0.125%	5/12/31	SEK	967,920	73,476
	Kingdom of Sweden	2.250%	6/1/32	SEK	85,700	7,809
	Kingdom of Sweden	3.500%	3/30/39	SEK	8,895	954
	Kingdom of Sweden	1.375%	6/23/71	SEK	206,590	12,064
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	279,120	24,835
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	97,950	8,511
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	192,960	16,514
	Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	346,410	28,942
	Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	293,810	24,209
	Kommuninvest I Sverige AB	0.875%	5/16/29	SEK	50,000	3,796
	Region Stockholm	0.750%	2/26/25	EUR	2,457	2,306
						292,609
Switzerland (0.4%)
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,135	7,651
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,745	1,734
	Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	11,355
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	790	767
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,455	1,980
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,470	1,093
	Canton of Vaud	2.000%	10/24/33	CHF	4,365	4,436
	Canton of Zurich	1.250%	12/3/32	CHF	1,475	1,392
	Canton of Zurich	2.000%	7/29/38	CHF	4,900	4,901
	Canton of Zurich	0.250%	7/12/39	CHF	6,125	4,708
	Swiss Confederation	4.000%	2/11/23	CHF	1,179	1,189
	Swiss Confederation	1.250%	6/11/24	CHF	10,382	10,490
	Swiss Confederation	1.500%	7/24/25	CHF	8,546	8,749
	Swiss Confederation	1.250%	5/28/26	CHF	91,283	93,046
	Swiss Confederation	3.250%	6/27/27	CHF	24,407	27,089

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	4.000%	4/8/28	CHF	102	118
	Swiss Confederation	0.000%	6/22/29	CHF	23,432	21,933
	Swiss Confederation	2.250%	6/22/31	CHF	18,111	19,812
	Swiss Confederation	0.500%	6/27/32	CHF	6,954	6,569
	Swiss Confederation	3.500%	4/8/33	CHF	10,088	12,469
	Swiss Confederation	0.000%	6/26/34	CHF	10,459	9,188
	Swiss Confederation	0.250%	6/23/35	CHF	6,289	5,627
	Swiss Confederation	2.500%	3/8/36	CHF	3,013	3,505
	Swiss Confederation	1.250%	6/27/37	CHF	14,813	14,865
	Swiss Confederation	0.000%	7/24/39	CHF	8,815	7,225
	Swiss Confederation	1.500%	4/30/42	CHF	20,126	21,405
	Swiss Confederation	0.500%	6/28/45	CHF	25,243	22,225
	Swiss Confederation	4.000%	1/6/49	CHF	4,163	6,925
	Swiss Confederation	0.500%	5/24/55	CHF	10,062	8,968
	Swiss Confederation	0.500%	5/30/58	CHF	10,857	9,377
	Swiss Confederation	2.000%	6/25/64	CHF	2,351	3,318
						354,109
Thailand (0.7%)
	Kingdom of Thailand	2.400%	12/17/23	THB	931,343	24,700
	Kingdom of Thailand	0.750%	6/17/24	THB	1,635,618	42,294
	Kingdom of Thailand	0.750%	9/17/24	THB	510,000	13,131
	Kingdom of Thailand	1.450%	12/17/24	THB	1,110,518	28,896
	Kingdom of Thailand	0.950%	6/17/25	THB	1,672,226	42,766
	Kingdom of Thailand	3.850%	12/12/25	THB	612,082	16,920
	Kingdom of Thailand	2.125%	12/17/26	THB	703,592	18,181
	Kingdom of Thailand	1.000%	6/17/27	THB	1,732,978	42,306
	Kingdom of Thailand	3.580%	12/17/27	THB	470,725	12,870
	Kingdom of Thailand	5.670%	3/13/28	THB	58,761	1,766
	Kingdom of Thailand	2.875%	12/17/28	THB	1,067,863	28,084
	Kingdom of Thailand	4.875%	6/22/29	THB	852,018	25,054
	Kingdom of Thailand	1.600%	12/17/29	THB	1,106,839	26,613
	Kingdom of Thailand	3.650%	6/20/31	THB	602,289	16,515
	Kingdom of Thailand	2.000%	12/17/31	THB	2,049,182	49,247
	Kingdom of Thailand	3.775%	6/25/32	THB	738,415	20,317
	Kingdom of Thailand	1.600%	6/17/35	THB	196,901	4,186
	Kingdom of Thailand	1.585%	12/17/35	THB	1,280,397	26,872
	Kingdom of Thailand	3.400%	6/17/36	THB	1,449,997	37,232
	Kingdom of Thailand	4.260%	12/12/37	THB	135,638	3,731
	Kingdom of Thailand	3.300%	6/17/38	THB	1,278,753	31,600
	Kingdom of Thailand	3.800%	6/14/41	THB	73,451	1,908
	Kingdom of Thailand	2.000%	6/17/42	THB	1,009,882	19,661
	Kingdom of Thailand	3.450%	6/17/43	THB	490,000	12,179
	Kingdom of Thailand	4.675%	6/29/44	THB	451,239	12,880
	Kingdom of Thailand	2.875%	6/17/46	THB	553,090	11,682
	Kingdom of Thailand	3.140%	6/17/47	THB	40,000	906
	Kingdom of Thailand	1.875%	6/17/49	THB	656,063	10,834
	Kingdom of Thailand	2.750%	6/17/52	THB	52,800	1,027
	Kingdom of Thailand	4.850%	6/17/61	THB	7,038	193
	Kingdom of Thailand	4.000%	6/17/66	THB	450,778	10,317
	Kingdom of Thailand	3.600%	6/17/67	THB	1,147,041	23,807
	Kingdom of Thailand	2.500%	6/17/71	THB	217,737	3,342
						622,017
United Kingdom (4.0%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	347	396
[6]	LCR Finance plc	4.500%	12/7/28	GBP	3,657	4,248
[6]	LCR Finance plc	4.500%	12/7/38	GBP	780	903
[6]	LCR Finance plc	5.100%	3/7/51	GBP	3,267	4,381
	Transport for London	2.125%	4/24/25	GBP	2,457	2,612
	Transport for London	3.875%	7/23/42	GBP	282	256
	Transport for London	3.625%	5/15/45	GBP	2,812	2,370
	Transport for London	4.000%	4/7/64	GBP	2,354	2,169
	United Kingdom Gilt	0.125%	1/31/24	GBP	254,083	280,300
	United Kingdom Gilt	0.250%	1/31/25	GBP	194,930	207,845
	United Kingdom Gilt	5.000%	3/7/25	GBP	61,293	72,726
	United Kingdom Gilt	0.375%	10/22/26	GBP	91,579	92,573
	United Kingdom Gilt	4.125%	1/29/27	GBP	53,063	61,689
	United Kingdom Gilt	4.250%	12/7/27	GBP	21,584	25,370
	United Kingdom Gilt	0.125%	1/31/28	GBP	132,987	127,048

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	0.500%	1/31/29	GBP	245,016	231,519
United Kingdom Gilt	0.875%	10/22/29	GBP	24,924	23,832
United Kingdom Gilt	4.750%	12/7/30	GBP	197,466	246,186
United Kingdom Gilt	0.250%	7/31/31	GBP	92,008	79,453
United Kingdom Gilt	1.000%	1/31/32	GBP	150,867	137,881
United Kingdom Gilt	4.250%	6/7/32	GBP	67,195	81,611
United Kingdom Gilt	4.500%	9/7/34	GBP	36,116	44,733
United Kingdom Gilt	0.625%	7/31/35	GBP	123,742	97,390
United Kingdom Gilt	4.250%	3/7/36	GBP	100,887	121,285
United Kingdom Gilt	1.750%	9/7/37	GBP	223,869	195,939
United Kingdom Gilt	1.125%	1/31/39	GBP	49,557	38,042
United Kingdom Gilt	4.250%	9/7/39	GBP	33,057	39,563
United Kingdom Gilt	4.250%	12/7/40	GBP	30,453	36,575
United Kingdom Gilt	1.250%	10/22/41	GBP	161,249	120,633
United Kingdom Gilt	4.500%	12/7/42	GBP	46,370	58,089
United Kingdom Gilt	3.250%	1/22/44	GBP	118,143	124,222
United Kingdom Gilt	3.500%	1/22/45	GBP	11,740	12,833
United Kingdom Gilt	0.875%	1/31/46	GBP	94,976	60,671
United Kingdom Gilt	4.250%	12/7/46	GBP	96,489	118,526
United Kingdom Gilt	1.500%	7/22/47	GBP	87,700	64,753
United Kingdom Gilt	1.750%	1/22/49	GBP	56,167	43,788
United Kingdom Gilt	4.250%	12/7/49	GBP	50,608	63,386
United Kingdom Gilt	0.625%	10/22/50	GBP	19,212	10,570
United Kingdom Gilt	1.250%	7/31/51	GBP	96,446	64,138
United Kingdom Gilt	3.750%	7/22/52	GBP	31,376	36,810
United Kingdom Gilt	1.500%	7/31/53	GBP	108,152	76,208
United Kingdom Gilt	1.625%	10/22/54	GBP	49,998	36,439
United Kingdom Gilt	4.250%	12/7/55	GBP	55,379	72,377
United Kingdom Gilt	1.750%	7/22/57	GBP	62,276	47,277
United Kingdom Gilt	4.000%	1/22/60	GBP	52,416	67,232
United Kingdom Gilt	0.500%	10/22/61	GBP	80,268	36,245
United Kingdom Gilt	2.500%	7/22/65	GBP	59,956	55,644
United Kingdom Gilt	3.500%	7/22/68	GBP	60,330	71,313
United Kingdom Gilt	1.625%	10/22/71	GBP	76,164	53,833
United Kingdom Gilt	1.125%	10/22/73	GBP	23,509	13,124
					3,567,006
Total Sovereign Bonds (Cost $92,086,210)					70,229,190

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[11]	Vanguard Market Liquidity Fund (Cost $74,740)	3.117%	747,580	74,743
Total Investments (98.4%) (Cost $115,837,941)	88,075,023
Other Assets and Liabilities—Net (1.6%)	1,405,047
Net Assets (100.0%)	89,480,070
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $10,506,288,000, representing 11.7% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of the United Kingdom.
7	Securities with a value of $1,183,445,000 have been pledged as collateral for open forward currency contracts.
8	Securities with a value of $1,205,014,000 have been segregated as collateral for open forward currency contracts.
9	Securities with a value of $7,140,000 have been segregated as initial margin for open futures contracts.
10	Guaranteed by the Federal Republic of Germany.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year Japanese Government Bond	December 2022	37	37,019	147
Euro-Buxl	December 2022	148	21,093	9
Euro-Schatz	December 2022	3,181	336,163	8
KRW 3-Year Treasury Bond	December 2022	396	28,387	(267)
				(103)

Short Futures Contracts
Euro-Bobl	December 2022	(789)	(93,310)	(813)
Euro-Bund	December 2022	(390)	(53,357)	(515)
				(1,328)
				(1,431)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Commonwealth Bank of Australia	11/2/22	AUD	82,531	USD	53,078	—	(284)
State Street Bank & Trust Co.	11/2/22	AUD	42,000	USD	27,190	—	(323)
Commonwealth Bank of Australia	11/2/22	AUD	27,000	USD	16,915	357	—
Toronto-Dominion Bank	11/2/22	CAD	47,168	USD	34,324	298	—
Royal Bank of Canada	12/2/22	CAD	44,250	USD	32,435	52	—
State Street Bank & Trust Co.	12/2/22	CAD	14,750	USD	10,815	13	—
State Street Bank & Trust Co.	11/2/22	CHF	25,432	USD	25,905	—	(502)
UBS AG	11/3/22	CLP	63,349,631	USD	67,655	—	(535)
Toronto-Dominion Bank	11/3/22	CLP	45,311,000	USD	47,248	760	—
State Street Bank & Trust Co.	11/3/22	CLP	22,655,500	USD	24,025	—	(21)
State Street Bank & Trust Co.	11/3/22	CLP	22,655,500	USD	23,773	231	—
Toronto-Dominion Bank	11/3/22	CLP	13,638,611	USD	14,566	—	(115)
Bank of America, N.A.	11/3/22	CLP	13,633,758	USD	14,561	—	(115)
Standard Chartered Bank	11/2/22	CNY	4,904,074	USD	674,626	—	(2,627)
HSBC Bank plc	11/2/22	CNY	2,470,470	USD	339,257	—	(732)
HSBC Bank plc	11/2/22	COP	369,892,162	USD	75,488	—	(608)
Toronto-Dominion Bank	11/2/22	COP	314,240,960	USD	64,093	—	(479)
UBS AG	11/2/22	COP	205,324,607	USD	42,175	—	(611)
State Street Bank & Trust Co.	11/2/22	COP	136,922,551	USD	27,633	85	—
State Street Bank & Trust Co.	11/2/22	COP	132,821,492	USD	27,562	—	(674)
Credit Agricole CIB	11/2/22	COP	123,042,698	USD	25,117	—	(209)
Citibank, N.A.	11/2/22	COP	60,000,000	USD	12,248	—	(102)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	12/5/22	COP	30,185,000	USD	6,135	—	(62)
Deutsche Bank AG	11/2/22	CZK	8,868,508	USD	359,803	—	(1,799)
Deutsche Bank AG	12/2/22	CZK	283,000	USD	11,406	—	(9)
Bank of America, N.A.	11/2/22	CZK	158,812	USD	6,314	97	—
JPMorgan Chase Bank, N.A.	12/2/22	CZK	126,000	USD	5,075	—	—
Barclays Bank plc	11/2/22	DKK	1,744,264	USD	233,268	—	(1,725)
Bank of America, N.A.	11/2/22	DKK	165,785	USD	21,889	118	—
UBS AG	12/2/22	DKK	9,300	USD	1,238	—	—
Bank of America, N.A.	11/2/22	EUR	6,050,000	USD	6,040,705	—	(60,982)
HSBC Bank plc	11/2/22	EUR	4,950,000	USD	4,963,200	—	(70,700)
Toronto-Dominion Bank	11/2/22	EUR	2,750,000	USD	2,751,430	—	(33,374)
Morgan Stanley Capital Services Inc.	11/2/22	EUR	2,750,000	USD	2,747,965	—	(29,910)
BNP Paribas	11/2/22	EUR	2,200,000	USD	2,196,763	—	(22,319)
UBS AG	11/2/22	EUR	1,139,000	USD	1,142,494	—	(16,724)
State Street Bank & Trust Co.	11/2/22	EUR	1,100,000	USD	1,104,727	—	(17,503)
Deutsche Bank AG	11/2/22	EUR	1,100,000	USD	1,103,043	—	(15,821)
Royal Bank of Canada	11/2/22	EUR	1,100,000	USD	1,100,000	—	(12,778)
Credit Agricole CIB	11/2/22	EUR	1,100,000	USD	1,086,075	1,149	—
State Street Bank & Trust Co.	11/2/22	EUR	1,100,000	USD	1,084,986	2,238	—
Bank of America, N.A.	12/2/22	EUR	745,000	USD	738,519	—	(543)
Credit Agricole CIB	11/2/22	EUR	550,000	USD	549,175	—	(5,564)
Citibank, N.A.	11/2/22	EUR	550,000	USD	547,250	—	(3,639)
Bank of New York	11/2/22	EUR	123,000	USD	121,561	10	—
JPMorgan Chase Bank, N.A.	11/2/22	GBP	26,000	USD	29,774	44	—
Royal Bank of Canada	11/2/22	GBP	8,000	USD	8,971	203	—
Toronto-Dominion Bank	11/2/22	GBP	6,523	USD	7,287	194	—
Standard Chartered Bank	12/2/22	HKD	70,000	USD	8,923	—	—
Deutsche Bank AG	11/3/22	HUF	31,037,887	USD	74,765	86	—
Deutsche Bank AG	11/3/22	HUF	24,140,578	USD	58,738	—	(521)
JPMorgan Chase Bank, N.A.	12/2/22	HUF	2,145,000	USD	5,128	—	(2)
UBS AG	12/2/22	HUF	945,000	USD	2,263	—	(5)
Deutsche Bank AG	11/2/22	IDR	14,136,378,564	USD	905,768	520	—
Deutsche Bank AG	11/2/22	IDR	2,039,818,440	USD	130,800	—	(24)
BNP Paribas	11/2/22	ILS	500,285	USD	141,120	476	—
Bank of America, N.A.	11/2/22	ILS	36,599	USD	10,315	43	—
JPMorgan Chase Bank, N.A.	12/2/22	ILS	7,900	USD	2,245	—	(4)
JPMorgan Chase Bank, N.A.	11/2/22	JPY	774,062,804	USD	5,279,773	—	(72,942)
Bank of America, N.A.	11/2/22	JPY	78,087,680	USD	524,677	590	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	11/2/22	JPY	48,784,391	USD	332,197	—	(4,042)
Deutsche Bank AG	11/2/22	JPY	45,520,000	USD	316,337	—	(10,141)
State Street Bank & Trust Co.	11/2/22	JPY	32,049,055	USD	222,049	—	(6,467)
JPMorgan Chase Bank, N.A.	12/2/22	JPY	20,000,000	USD	135,074	—	(75)
BNP Paribas	12/2/22	JPY	9,622,000	USD	64,932	15	—
BNP Paribas	11/2/22	KRW	1,246,674,331	USD	877,324	—	(2,146)
HSBC Bank plc	11/2/22	KRW	1,181,258,530	USD	831,645	—	(2,391)
JPMorgan Chase Bank, N.A.	11/2/22	KRW	1,001,795,670	USD	704,399	—	(1,128)
Deutsche Bank AG	11/2/22	KRW	816,189,240	USD	575,399	—	(2,426)
Standard Chartered Bank	11/2/22	KRW	538,313,304	USD	378,507	—	(606)
State Street Bank & Trust Co.	11/2/22	KRW	484,592,700	USD	339,032	1,156	—
JPMorgan Chase Bank, N.A.	11/2/22	KRW	440,442,580	USD	308,880	315	—
State Street Bank & Trust Co.	11/2/22	KRW	390,554,840	USD	275,524	—	(1,350)
HSBC Bank plc	11/2/22	KRW	373,024,190	USD	261,478	389	—
Morgan Stanley Capital Services Inc.	11/2/22	KRW	30,933,000	USD	21,750	—	(35)
Citibank, N.A.	12/2/22	KRW	18,778,000	USD	13,141	45	—
Bank of America, N.A.	11/3/22	MXN	283,656	USD	14,030	278	—
Bank of Montreal	11/3/22	MXN	145,000	USD	7,221	93	—
BNP Paribas	11/2/22	MYR	1,576,030	USD	334,079	—	(721)
BNP Paribas	11/2/22	MYR	1,550,762	USD	327,926	86	—
Standard Chartered Bank	11/2/22	MYR	763,810	USD	161,516	42	—
BNP Paribas	12/2/22	MYR	85,920	USD	18,210	—	(16)
Bank of America, N.A.	11/2/22	NZD	10,000	USD	5,681	133	—
Toronto-Dominion Bank	11/3/22	PEN	331,054	USD	82,926	169	—
Citibank, N.A.	11/3/22	PEN	133,935	USD	33,569	49	—
Bank of America, N.A.	11/3/22	PEN	113,642	USD	28,483	42	—
Citibank, N.A.	11/3/22	PEN	92,167	USD	23,204	—	(70)
Toronto-Dominion Bank	11/3/22	PEN	92,167	USD	23,158	—	(24)
BNP Paribas	11/3/22	PEN	25,630	USD	6,417	16	—
BNP Paribas	11/3/22	PLN	859,563	USD	181,121	—	(1,125)
HSBC Bank plc	11/3/22	PLN	859,563	USD	180,864	—	(868)
UBS AG	11/3/22	PLN	69,890	USD	14,085	550	—
UBS AG	12/2/22	PLN	38,500	USD	8,064	—	(35)
State Street Bank & Trust Co.	12/2/22	PLN	28,000	USD	5,852	—	(12)
Barclays Bank plc	11/2/22	RON	460,000	USD	93,042	—	(484)
UBS AG	12/5/22	RON	7,300	USD	1,465	—	—
HSBC Bank plc	11/2/22	SEK	1,985,082	USD	180,552	—	(741)
UBS AG	11/2/22	SEK	368,000	USD	33,941	—	(607)
State Street Bank & Trust Co.	12/2/22	SEK	97,500	USD	8,849	1	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services Inc.	11/2/22	SEK	87,180	USD	7,866	31	—
Bank of America, N.A.	11/2/22	SGD	17,971	USD	12,529	166	—
HSBC Bank plc	12/2/22	SGD	2,500	USD	1,766	—	—
BNP Paribas	11/2/22	THB	8,470,450	USD	224,508	—	(1,923)
Standard Chartered Bank	11/2/22	THB	7,795,198	USD	205,260	—	(420)
HSBC Bank plc	11/2/22	THB	4,785,876	USD	127,091	—	(1,329)
JPMorgan Chase Bank, N.A.	11/2/22	THB	3,820,250	USD	100,335	53	—
HSBC Bank plc	12/2/22	THB	49,583	USD	1,320	—	(14)
Commonwealth Bank of Australia	12/2/22	USD	1,924,846	AUD	3,007,594	—	(766)
Commonwealth Bank of Australia	11/2/22	USD	1,570,324	AUD	2,441,588	8,478	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	1,063,855	AUD	1,654,158	5,716	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	982,364	AUD	1,534,956	—	(391)
UBS AG	11/2/22	USD	499,807	AUD	777,136	2,686	—
UBS AG	12/2/22	USD	335,671	AUD	524,490	—	(134)
Morgan Stanley Capital Services Inc.	11/2/22	USD	70,710	AUD	110,000	345	—
BNP Paribas	11/2/22	USD	68,142	AUD	105,957	363	—
State Street Bank & Trust Co.	11/2/22	USD	42,918	AUD	66,733	230	—
Bank of New York	11/2/22	USD	9,715	AUD	15,000	119	—
State Street Bank & Trust Co.	12/2/22	USD	5,120	AUD	8,000	—	(2)
Toronto-Dominion Bank	12/2/22	USD	2,389,462	CAD	3,259,137	—	(3,327)
Royal Bank of Canada	11/2/22	USD	1,870,038	CAD	2,566,258	—	(13,663)
Standard Chartered Bank	11/2/22	USD	1,500,116	CAD	2,059,957	—	(11,946)
HSBC Bank plc	11/2/22	USD	1,202,467	CAD	1,650,000	—	(8,677)
Bank of New York	12/2/22	USD	1,125,561	CAD	1,537,029	—	(2,893)
Standard Chartered Bank	12/2/22	USD	1,090,196	CAD	1,486,831	—	(1,404)
Toronto-Dominion Bank	11/2/22	USD	780,068	CAD	1,071,950	—	(6,772)
Royal Bank of Canada	12/2/22	USD	776,701	CAD	1,060,000	—	(1,529)
Morgan Stanley Capital Services Inc.	11/2/22	USD	400,669	CAD	550,000	—	(3,046)
Bank of America, N.A.	12/2/22	USD	388,038	CAD	530,000	—	(1,077)
State Street Bank & Trust Co.	11/2/22	USD	16,023	CAD	22,000	—	(126)
UBS AG	11/2/22	USD	1,078,670	CHF	1,057,817	22,060	—
UBS AG	12/2/22	USD	742,270	CHF	740,435	207	—
Morgan Stanley Capital Services Inc.	12/2/22	USD	331,628	CHF	331,106	—	(206)
Morgan Stanley Capital Services Inc.	11/2/22	USD	32,767	CHF	32,000	803	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
BNP Paribas	12/2/22	USD	13,377	CHF	13,344	4	—
Toronto-Dominion Bank	11/2/22	USD	11,205	CHF	11,000	217	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	8,020	CHF	8,000	2	—
Bank of New York	11/2/22	USD	6,080	CHF	6,000	87	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	2,026	CHF	2,000	29	—
State Street Bank & Trust Co.	11/2/22	USD	1,500	CHF	1,500	2	—
UBS AG	11/3/22	USD	64,522	CLP	63,349,631	—	(2,598)
Toronto-Dominion Bank	11/3/22	USD	48,391	CLP	45,311,000	383	—
Toronto-Dominion Bank	12/5/22	USD	46,988	CLP	45,311,000	—	(730)
State Street Bank & Trust Co.	12/5/22	USD	23,900	CLP	22,655,500	41	—
State Street Bank & Trust Co.	12/5/22	USD	23,650	CLP	22,655,500	—	(209)
Toronto-Dominion Bank	11/3/22	USD	13,726	CLP	13,638,611	—	(724)
Bank of America, N.A.	11/3/22	USD	13,749	CLP	13,633,758	—	(696)
HSBC Bank plc	11/2/22	USD	754,541	CNY	5,414,180	12,643	—
Standard Chartered Bank	12/2/22	USD	675,827	CNY	4,904,074	2,601	—
HSBC Bank plc	12/2/22	USD	339,864	CNY	2,470,470	720	—
Standard Chartered Bank	11/2/22	USD	276,682	CNY	1,960,365	8,056	—
State Street Bank & Trust Co.	11/2/22	USD	85,988	COP	393,109,010	6,408	—
HSBC Bank plc	11/2/22	USD	75,508	COP	369,892,162	627	—
HSBC Bank plc	12/5/22	USD	75,058	COP	369,892,162	637	—
Toronto-Dominion Bank	11/2/22	USD	67,171	COP	314,240,960	3,557	—
State Street Bank & Trust Co.	12/5/22	USD	55,040	COP	265,642,984	1,594	—
UBS AG	11/2/22	USD	44,989	COP	205,324,607	3,424	—
Toronto-Dominion Bank	12/5/22	USD	28,439	COP	140,359,307	200	—
State Street Bank & Trust Co.	12/5/22	USD	27,470	COP	136,922,551	—	(78)
Credit Agricole CIB	11/2/22	USD	27,003	COP	123,042,698	2,094	—
Citibank, N.A.	11/2/22	USD	13,138	COP	60,000,000	991	—
Deutsche Bank AG	12/2/22	USD	358,887	CZK	8,868,508	1,734	—
BNP Paribas	11/2/22	USD	168,558	CZK	4,235,660	—	(2,427)
Deutsche Bank AG	11/2/22	USD	165,547	CZK	4,235,660	—	(5,438)
State Street Bank & Trust Co.	11/2/22	USD	22,334	CZK	556,000	—	(110)
Barclays Bank plc	12/2/22	USD	467,080	DKK	3,488,528	2,888	—
UBS AG	11/2/22	USD	240,452	DKK	1,827,157	—	(2,095)
Deutsche Bank AG	11/2/22	USD	237,835	DKK	1,827,157	—	(4,712)
JPMorgan Chase Bank, N.A.	12/2/22	USD	6,387	DKK	48,000	—	—
State Street Bank & Trust Co.	11/2/22	USD	16,763,511	EUR	17,117,211	—	(154,876)
State Street Bank & Trust Co.	12/2/22	USD	11,946,779	EUR	12,066,800	—	(6,239)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services Inc.	11/2/22	USD	8,500,137	EUR	8,800,000	—	(197,644)
Bank of America, N.A.	12/2/22	USD	8,534,810	EUR	8,550,000	65,431	—
Bank of America, N.A.	11/2/22	USD	5,581,258	EUR	5,748,000	—	(99,976)
HSBC Bank plc	12/2/22	USD	4,973,763	EUR	4,950,000	70,437	—
UBS AG	11/2/22	USD	4,362,597	EUR	4,466,000	—	(51,529)
HSBC Bank plc	11/2/22	USD	3,613,626	EUR	3,751,862	—	(94,654)
BNP Paribas	12/2/22	USD	3,687,955	EUR	3,700,000	22,843	—
Toronto-Dominion Bank	11/2/22	USD	3,524,736	EUR	3,598,549	—	(32,014)
Toronto-Dominion Bank	12/2/22	USD	3,255,278	EUR	3,250,000	35,922	—
Commonwealth Bank of Australia	11/2/22	USD	3,124,959	EUR	3,205,000	—	(42,812)
Morgan Stanley Capital Services Inc.	12/2/22	USD	2,753,766	EUR	2,750,000	29,696	—
State Street Bank & Trust Co.	12/2/22	USD	2,691,489	EUR	2,694,440	22,454	—
Toronto-Dominion Bank	12/2/22	USD	1,619,715	EUR	1,635,350	—	(215)
UBS AG	12/2/22	USD	1,604,289	EUR	1,600,000	19,376	—
HSBC Bank plc	12/2/22	USD	1,321,011	EUR	1,333,750	—	(162)
Deutsche Bank AG	12/2/22	USD	1,105,397	EUR	1,100,000	15,769	—
Royal Bank of Canada	12/2/22	USD	1,102,323	EUR	1,100,000	12,695	—
Credit Agricole CIB	12/2/22	USD	1,088,401	EUR	1,100,000	—	(1,226)
Deutsche Bank AG	11/2/22	USD	1,060,240	EUR	1,100,000	—	(26,982)
BNP Paribas	11/2/22	USD	1,051,071	EUR	1,070,786	—	(7,277)
JPMorgan Chase Bank, N.A.	12/2/22	USD	995,248	EUR	1,000,000	4,678	—
BNP Paribas	12/2/22	USD	763,621	EUR	770,991	—	(100)
Bank of New York	11/2/22	USD	563,677	EUR	576,000	—	(5,634)
Credit Agricole CIB	12/2/22	USD	550,333	EUR	550,000	5,519	—
Citibank, N.A.	12/2/22	USD	548,400	EUR	550,000	3,586	—
Morgan Stanley Capital Services Inc.	12/2/22	USD	495,152	EUR	500,000	—	(134)
Bank of America, N.A.	12/2/22	USD	329,323	EUR	332,500	—	(42)
UBS AG	12/2/22	USD	61,462	EUR	62,060	—	(13)
Bank of New York	12/2/22	USD	29,294	EUR	29,518	54	—
Toronto-Dominion Bank	11/2/22	USD	3,188,891	GBP	2,854,876	—	(85,250)
HSBC Bank plc	12/2/22	USD	2,553,303	GBP	2,215,836	9,847	—
HSBC Bank plc	11/2/22	USD	2,404,628	GBP	2,152,760	—	(64,284)
Toronto-Dominion Bank	12/2/22	USD	1,733,318	GBP	1,504,234	6,677	—
UBS AG	12/2/22	USD	1,611,337	GBP	1,398,383	6,198	—
State Street Bank & Trust Co.	12/2/22	USD	266,430	GBP	231,660	519	—
BNP Paribas	11/2/22	USD	41,551	GBP	37,000	—	(883)
State Street Bank & Trust Co.	11/2/22	USD	11,312	GBP	10,000	—	(157)
HSBC Bank plc	11/2/22	USD	35,693	HKD	280,000	21	—
HSBC Bank plc	12/2/22	USD	35,693	HKD	280,000	1	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
BNP Paribas	11/3/22	USD	126,415	HUF	55,178,465	—	(6,654)
Deutsche Bank AG	12/2/22	USD	74,113	HUF	31,037,887	—	(61)
Deutsche Bank AG	12/2/22	USD	58,204	HUF	24,140,578	514	—
Deutsche Bank AG	12/2/22	USD	905,276	IDR	14,136,378,564	—	(492)
Deutsche Bank AG	11/2/22	USD	749,528	IDR	11,418,264,464	17,500	—
Standard Chartered Bank	11/2/22	USD	539,448	IDR	8,214,488,640	12,812	—
Deutsche Bank AG	12/2/22	USD	130,728	IDR	2,039,818,440	32	—
BNP Paribas	12/2/22	USD	283,161	ILS	1,000,570	—	(601)
JPMorgan Chase Bank, N.A.	11/2/22	USD	146,715	ILS	518,585	—	(61)
Barclays Bank plc	11/2/22	USD	119,853	ILS	425,240	—	(504)
Barclays Bank plc	11/2/22	USD	26,424	ILS	93,345	5	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	6,410,400	JPY	942,235,605	50,387	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	4,786,968	JPY	690,546,717	141,916	—
BNP Paribas	11/2/22	USD	3,363,985	JPY	485,202,893	100,205	—
Deutsche Bank AG	11/2/22	USD	2,115,768	JPY	305,006,291	64,103	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	2,018,713	JPY	299,303,157	—	(1,559)
BNP Paribas	12/2/22	USD	1,857,530	JPY	274,945,348	1,671	—
UBS AG	11/2/22	USD	1,662,143	JPY	239,569,122	50,650	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	1,600,059	JPY	230,217,249	51,472	—
Standard Chartered Bank	12/2/22	USD	1,350,805	JPY	200,113,238	57	—
Royal Bank of Canada	11/2/22	USD	1,341,723	JPY	193,687,867	38,857	—
Standard Chartered Bank	11/2/22	USD	1,326,727	JPY	191,523,031	38,423	—
Bank of America, N.A.	12/2/22	USD	1,031,102	JPY	152,913,688	—	(1,052)
Toronto-Dominion Bank	11/2/22	USD	542,398	JPY	78,228,062	16,186	—
HSBC Bank plc	12/2/22	USD	508,503	JPY	74,911,371	2,857	—
UBS AG	12/2/22	USD	507,048	JPY	74,848,635	1,826	—
UBS AG	12/2/22	USD	504,345	JPY	74,808,033	—	(603)
BNP Paribas	12/2/22	USD	504,372	JPY	74,796,712	—	(499)
Bank of America, N.A.	12/2/22	USD	251,243	JPY	36,992,391	1,547	—
HSBC Bank plc	11/2/22	USD	1,098,401	KRW	1,554,282,720	7,278	—
State Street Bank & Trust Co.	11/2/22	USD	861,755	KRW	1,231,217,788	—	(2,572)
JPMorgan Chase Bank, N.A.	11/2/22	USD	696,860	KRW	1,001,795,670	—	(6,410)
BNP Paribas	12/2/22	USD	630,007	KRW	894,835,571	1,663	—
BNP Paribas	11/2/22	USD	629,191	KRW	894,835,571	1,008	—
Deutsche Bank AG	12/2/22	USD	575,508	KRW	816,189,240	2,388	—
Deutsche Bank AG	11/2/22	USD	573,892	KRW	816,189,240	919	—
State Street Bank & Trust Co.	12/2/22	USD	397,340	KRW	563,542,150	1,626	—
Standard Chartered Bank	11/2/22	USD	374,229	KRW	538,313,304	—	(3,672)
JPMorgan Chase Bank, N.A.	11/2/22	USD	309,691	KRW	440,442,580	496	—
HSBC Bank plc	12/2/22	USD	269,255	KRW	381,365,310	1,465	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	12/2/22	USD	261,538	KRW	373,024,190	—	(395)
JPMorgan Chase Bank, N.A.	12/2/22	USD	254,151	KRW	362,172,580	—	(163)
BNP Paribas	11/2/22	USD	246,562	KRW	351,838,760	—	(432)
Morgan Stanley Capital Services Inc.	11/2/22	USD	21,469	KRW	30,933,000	—	(246)
Toronto-Dominion Bank	11/3/22	USD	667,400	MXN	13,488,949	—	(13,045)
State Street Bank & Trust Co.	12/2/22	USD	654,558	MXN	13,060,294	—	(601)
BNP Paribas	11/2/22	USD	689,330	MYR	3,183,902	15,882	—
BNP Paribas	12/2/22	USD	328,228	MYR	1,550,762	—	(152)
BNP Paribas	12/2/22	USD	316,984	MYR	1,495,430	321	—
Standard Chartered Bank	12/2/22	USD	161,663	MYR	763,810	—	(77)
Standard Chartered Bank	11/2/22	USD	152,332	MYR	706,700	2,853	—
BNP Paribas	12/2/22	USD	161,207	NOK	1,674,445	—	(25)
BNP Paribas	11/2/22	USD	153,689	NOK	1,674,445	—	(7,385)
BNP Paribas	12/2/22	USD	29,377	NOK	304,607	47	—
UBS AG	11/2/22	USD	28,203	NOK	304,607	—	(1,099)
Commonwealth Bank of Australia	12/2/22	USD	255,942	NZD	440,342	—	(207)
Commonwealth Bank of Australia	11/2/22	USD	203,673	NZD	360,140	—	(5,721)
JPMorgan Chase Bank, N.A.	12/2/22	USD	95,144	NZD	163,694	—	(77)
State Street Bank & Trust Co.	11/2/22	USD	88,485	NZD	156,418	—	(2,460)
JPMorgan Chase Bank, N.A.	11/2/22	USD	55,140	NZD	97,477	—	(1,535)
Toronto-Dominion Bank	11/3/22	USD	69,300	PEN	276,501	—	(102)
Citibank, N.A.	11/3/22	USD	56,659	PEN	226,102	—	(93)
Toronto-Dominion Bank	12/5/22	USD	45,961	PEN	184,334	—	(104)
Toronto-Dominion Bank	11/3/22	USD	37,114	PEN	146,720	287	—
Bank of America, N.A.	11/3/22	USD	28,813	PEN	113,642	289	—
Citibank, N.A.	12/5/22	USD	23,113	PEN	92,167	80	—
Toronto-Dominion Bank	12/5/22	USD	23,065	PEN	92,167	32	—
BNP Paribas	11/3/22	USD	6,424	PEN	25,630	—	(9)
BNP Paribas	11/3/22	USD	347,747	PLN	1,745,016	—	(17,667)
BNP Paribas	12/2/22	USD	180,510	PLN	859,563	1,237	—
HSBC Bank plc	12/2/22	USD	180,244	PLN	859,563	970	—
Bank of New York	11/3/22	USD	8,816	PLN	44,000	—	(398)
Barclays Bank plc	12/5/22	USD	92,727	RON	460,000	455	—
Barclays Bank plc	11/2/22	USD	77,260	RON	390,000	—	(1,214)
Morgan Stanley Capital Services Inc.	11/2/22	USD	13,774	RON	70,000	—	(311)
Toronto-Dominion Bank	12/2/22	USD	548,537	SEK	6,050,000	—	(611)
Toronto-Dominion Bank	11/2/22	USD	521,051	SEK	5,775,000	—	(2,056)
UBS AG	11/2/22	USD	418,706	SEK	4,700,344	—	(7,057)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	12/2/22	USD	180,898	SEK	1,985,082	715	—
UBS AG	12/2/22	USD	180,898	SEK	1,985,082	715	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	8,251	SEK	91,000	—	(9)
HSBC Bank plc	12/2/22	USD	492,386	SGD	696,232	462	—
BNP Paribas	11/2/22	USD	470,778	SGD	673,203	—	(4,788)
JPMorgan Chase Bank, N.A.	11/2/22	USD	28,561	SGD	41,000	—	(402)
Commonwealth Bank of Australia	12/2/22	USD	7,774	SGD	11,000	2	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	230,216	THB	8,795,940	—	(921)
BNP Paribas	12/2/22	USD	225,054	THB	8,470,450	1,927	—
Standard Chartered Bank	12/2/22	USD	205,679	THB	7,795,198	339	—
BNP Paribas	11/2/22	USD	189,556	THB	7,196,679	443	—
Standard Chartered Bank	11/2/22	USD	118,075	THB	4,461,164	845	—
JPMorgan Chase Bank, N.A.	12/2/22	USD	100,506	THB	3,820,250	—	(126)
HSBC Bank plc	12/2/22	USD	100,956	THB	3,790,640	1,104	—
HSBC Bank plc	11/2/22	USD	65,495	THB	2,440,880	1,354	—
Deutsche Bank AG	11/2/22	USD	52,419	THB	1,977,110	465	—
						1,071,549	(1,456,190)
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $119,247,000 and cash of $44,239,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of October 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $115,763,201)	88,000,280
Affiliated Issuers (Cost $74,740)	74,743
Total Investments in Securities	88,075,023
Investment in Vanguard	3,600
Foreign Currency, at Value (Cost $514,604)	466,734
Receivables for Investment Securities Sold	1,621,400
Receivables for Accrued Income	515,858
Receivables for Capital Shares Issued	11,144
Unrealized Appreciation—Forward Currency Contracts	1,071,549
Other Assets	8,261
Total Assets	91,773,569
Liabilities
Due to Custodian	21
Payables for Investment Securities Purchased	834,151
Payables to Vanguard	2,876
Variation Margin Payable—Futures Contracts	261
Unrealized Depreciation—Forward Currency Contracts	1,456,190
Total Liabilities	2,293,499
Net Assets	89,480,070
At October 31, 2022, net assets consisted of:

Paid-in Capital	103,181,615
Total Distributable Earnings (Loss)	(13,701,545)
Net Assets	89,480,070

Investor Shares—Net Assets
Applicable to 699,842,877 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,048,432
Net Asset Value Per Share—Investor Shares	$8.64

Institutional Shares—Net Assets
Applicable to 3,252,941,496 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,431,638
Net Asset Value Per Share—Institutional Shares	$25.65

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest[1,2]	733,506
Total Income	733,506
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,467
Management and Administrative— Investor Shares	3,990
Management and Administrative— Admiral Shares	8,440
Management and Administrative— Institutional Shares	44,670
Marketing and Distribution— Investor Shares	269
Marketing and Distribution— Admiral Shares	531
Marketing and Distribution— Institutional Shares	1,890
Custodian Fees	2,994
Auditing Fees	89
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	101
Shareholders’ Reports—Institutional Shares	344
Trustees’ Fees and Expenses	32
Other Expenses	42
Total Expenses	66,890
Expenses Paid Indirectly	(6)
Net Expenses	66,884
Net Investment Income	666,622
Realized Net Gain (Loss)
Investment Securities Sold[1]	(4,296,076)
Futures Contracts	(11,737)
Forward Currency Contracts	17,048,927
Foreign Currencies	(333,159)
Realized Net Gain (Loss)	12,407,955
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(24,510,378)
Futures Contracts	(208)
Forward Currency Contracts	(587,735)
Foreign Currencies	25,082
Change in Unrealized Appreciation (Depreciation)	(25,073,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,998,662)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,120,000, ($316,000), $6,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $14,371,000.

Statement of Changes in Net Assets

	Year Ended October 31, 2022	February 17, 2021[1] to October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	666,622	144,837
Realized Net Gain (Loss)	12,407,955	2,320,020
Change in Unrealized Appreciation (Depreciation)	(25,073,239)	(3,145,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,998,662)	(681,105)
Distributions
Investor Shares	(37,383)	(2,106)
Admiral Shares	(121,120)	(47,157)
Institutional Shares	(718,541)	(95,471)
Total Distributions	(877,044)	(144,734)
Capital Share Transactions
Investor Shares	5,666,052	1,336,360
Admiral Shares	(29,572,710)	30,841,795
Institutional Shares	55,194,074	39,716,044
Net Increase (Decrease) from Capital Share Transactions	31,287,416	71,894,199
Total Increase (Decrease)	18,411,710	71,068,360
Net Assets
Beginning of Period	71,068,360	—
End of Period	89,480,070	71,068,360
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31, 2022	February 26, 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	(1.288)	(.051)
Total from Investment Operations	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.093)	(.022)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.093)	(.022)
Net Asset Value, End of Period	$8.64	$9.95
Total Return[3]	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	0.77%	0.34%[5]
Portfolio Turnover Rate[6]	28%	19%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Admiral Shares
For a Share Outstanding Throughout Each Period	November 1, 2021 to February 10, 2022[2]	February 26, 2021[1]to October 31, 2021

Net Asset Value, Beginning of Period	$19.90	$20.00
Investment Operations
Net Investment Income[3]	.024	.051
Net Realized and Unrealized Gain (Loss) on Investments	(.626)	(.104)
Total from Investment Operations	(.602)	(.053)
Distributions
Dividends from Net Investment Income	(.078)	(.047)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.078)	(.047)
Net Asset Value, End of Period	$19.22[2]	$19.90
Total Return[4]	-3.04%	-0.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$30,595
Ratio of Total Expenses to Average Net Assets	0.11%[5]	0.11%[5]
Ratio of Net Investment Income to Average Net Assets	0.44%[5]	0.38%[5]
Portfolio Turnover Rate[6]	28%[7]	19%
1	Inception.
2	Net asset value as of February 10, 2022, on which date the remaining Admiral Shares were converted to Institutional Shares.
3	Calculated based on average shares outstanding.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2022.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31, 2022	February 17 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	(3.810)	(.472)
Total from Investment Operations	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(.288)	(.078)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.288)	(.078)
Net Asset Value, End of Period	$25.65	$29.53
Total Return	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	0.80%	0.38%[4]
Portfolio Turnover Rate[5]	28%	19%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to February 10, 2022, the fund offered Admiral Shares. Effective at the close of business on February 10, 2022, the Admiral Shares were closed and converted to Institutional Shares.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the

Total International Bond II Index Fund
Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 161% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	68,734	(168,587)	(99,853)	147,163	—	—
Bank of Montreal	93	—	93	—	—	93
Bank of New York	270	(8,925)	(8,655)	9,683	—	—
Barclays Bank plc	3,348	(3,927)	(579)	2,228	—	—
BNP Paribas	148,207	(77,149)	71,058	—	27,511	43,547
Citibank, N.A.	4,751	(3,904)	847	—	670	177
Commonwealth Bank of Australia	8,837	(49,790)	(40,953)	65,556	—	—
Credit Agricole CIB	8,762	(6,999)	1,763	—	1,559	204
Deutsche Bank AG	104,030	(68,426)	35,604	—	8,562	27,042
HSBC Bank plc	111,527	(245,555)	(134,028)	212,321	—	—
JPMorgan Chase Bank, N.A.	203,636	(85,805)	117,831	—	83,174	34,657

Total International Bond II Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Morgan Stanley Capital Services Inc.	82,347	(231,532)	(149,185)	235,686	—	—
Royal Bank of Canada	51,807	(27,970)	23,837	—	14,910	8,927
Standard Chartered Bank	66,028	(20,752)	45,276	—	27,100	18,176
State Street Bank & Trust Co.	36,598	(194,282)	(157,684)	289,180	—	—
Toronto-Dominion Bank	64,882	(178,942)	(114,060)	202,273	—	—
UBS AG	107,692	(83,645)	24,047	40,924	—	24,047
Exchange-Traded Futures Contracts	—	(261)	(261)	7,140	—	—
Total	1,071,549	(1,456,451)	(384,902)	1,212,154	163,486	156,870
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on

Total International Bond II Index Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $3,600,000, representing less than 0.01% of the fund’s net assets and 1.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Bond II Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	854	—	854
Asset-Backed/Commercial Mortgage-Backed Securities	—	757	—	757
Corporate Bonds	—	17,769,479	—	17,769,479
Sovereign Bonds	—	70,229,190	—	70,229,190
Temporary Cash Investments	74,743	—	—	74,743
Total	74,743	88,000,280	—	88,075,023
Derivative Financial Instruments
Assets
Futures Contracts[1]	164	—	—	164
Forward Currency Contracts	—	1,071,549	—	1,071,549
Total	164	1,071,549	—	1,071,713
Liabilities
Futures Contracts[1]	1,595	—	—	1,595
Forward Currency Contracts	—	1,456,190	—	1,456,190
Total	1,595	1,456,190	—	1,457,785
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	164	—	164
Unrealized Appreciation—Forward Currency Contracts	—	1,071,549	1,071,549
Total Assets	164	1,071,549	1,071,713

Unrealized Depreciation—Futures Contracts[1]	1,595	—	1,595
Unrealized Depreciation—Forward Currency Contracts	—	1,456,190	1,456,190
Total Liabilities	1,595	1,456,190	1,457,785
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(11,737)	—	(11,737)
Forward Currency Contracts	—	17,048,927	17,048,927
Realized Net Gain (Loss) on Derivatives	(11,737)	17,048,927	17,037,190
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(208)	—	(208)
Forward Currency Contracts	—	(587,735)	(587,735)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(208)	(587,735)	(587,943)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end,

Total International Bond II Index Fund
permanent differences primarily attributable to the accounting for applicable foreign currency transactions and tax expense on capital gains were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	743
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,487,326)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(12,214,962)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	877,044	144,734
Long-Term Capital Gains	—	—
Total	877,044	144,734
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	100,242,410
Gross Unrealized Appreciation	16,123,257
Gross Unrealized Depreciation	(28,290,644)
Net Unrealized Appreciation (Depreciation)	(12,167,387)
G.	During the year ended October 31, 2022, the fund purchased $71,601,902,000 of investment securities and sold $23,823,539,000 of investment securities, other than temporary cash investments. Purchases and sales include $27,062,531,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $24,187,000 and sales were $10,256,000, resulting in net realized loss of $225,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31, 2022		February 17, 2021[1] to October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,836,924	3,083,561	1,334,255	132,981
Issued in Lieu of Cash Distributions	37,383	4,061	2,106	210
Redeemed	(24,208,255)	(2,520,970)	(1)	—
Net Increase (Decrease)—Investor Shares	5,666,052	566,652	1,336,360	133,191

Total International Bond II Index Fund
	Year Ended October 31, 2022		February 17, 2021[1] to October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,076,656	54,717	30,794,638	1,535,052
Issued in Lieu of Cash Distributions	121,120	6,059	47,157	2,348
Redeemed[2]	(30,770,486)	(1,598,176)	—	—
Net Increase (Decrease)—Admiral Shares	(29,572,710)	(1,537,400)	30,841,795	1,537,400
Institutional Shares
Issued[2]	60,616,965	2,129,907	39,949,299	1,333,258
Issued in Lieu of Cash Distributions	718,541	26,329	95,471	3,208
Redeemed	(6,141,432)	(228,841)	(328,726)	(10,920)
Net Increase (Decrease)—Institutional Shares	55,194,074	1,927,395	39,716,044	1,325,546
1	Inception date for the Institutional Shares, Investor Shares and Admiral Shares inception date was February 26, 2021.
2	In February 2022, the fund closed Admiral shares. All the outstanding Admiral Shares automatically converted to Institutional Shares on February 10, 2020. Admiral Shares—Redeemed and Institutional Shares—Issued include 1,463,403,000 and 986,206,000 shares, respectively, in the amount of $28,126,605,000.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond II Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for the year ended October 31, 2022 and for the period February 17, 2021 (inception) through October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, and the results of its operations for the year ended October 31, 2022, the changes in its net assets for the year ended October 31, 2022 and the period February 17, 2021 (inception) through October 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $695,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 76.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $745,942,000 and foreign taxes paid of $12,631,000, or if subsequently determined to be different, the maximum amounts allowable by law. Shareholders will receive more detailed information with their Form 1099-DIV to determine the calendar-year amounts to be included on their tax returns.

"Bloomberg®" and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total International Bond II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total International Bond II Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total International Bond II Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Total International Bond II Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total International Bond II Index Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond II Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total International Bond II Index Fund customers, in connection with the administration, marketing or trading of the Total International Bond II Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL INTERNATIONAL BOND II INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL INTERNATIONAL BOND II INDEX FUND OR BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health
Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44380 122022

Annual Report  |  October 31, 2022
Vanguard Global Credit Bond Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended October 31, 2022, were a volatile, challenging period for financial markets. Vanguard Global Credit Bond Fund returned –16.15% for Investor Shares and –16.02% for Admiral Shares, outpacing the –16.91% return of its benchmark index and the –16.74% average return of its fund peer group.
•	The economic backdrop deteriorated as inflation soared to multidecade highs, driven by pandemic-period government spending as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	The advisor’s investment decisions in U.S. and European investment-grade corporate bonds helped the fund lose less ground than its benchmark.
•	The fund’s positioning in emerging markets also helped, as did having a slightly shorter duration when rates were rising dramatically.
•	The fund regularly uses derivatives to hedge portfolio risks. For this period, the fund’s derivatives position made a net positive contribution to performance.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-16.38%	9.99%	10.19%
Russell 2000 Index (Small-caps)	-18.54	7.05	5.56
Russell 3000 Index (Broad U.S. market)	-16.52	9.79	9.87
FTSE All-World ex US Index (International)	-24.20	-1.16	-0.18
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-15.69%	-3.73%	-0.50%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.98	-2.18	0.37
FTSE Three-Month U.S. Treasury Bill Index	0.88	0.59	1.15
CPI
Consumer Price Index	7.75%	5.01%	3.85%
1

Advisor’s Report
For the 12 months ended October 31, 2022, Vanguard Global Credit Bond Fund returned –16.15% for Investor Shares and –16.02% for Admiral Shares. The fund outperformed its benchmark, which returned –16.91%. The fund also outpaced the average return of its peers, which was –16.74%.
With interest rates rising significantly, the 30-day SEC yield for Investor Shares ended the period at 4.95%, up from 1.46% a year earlier, and the 30-day yield for Admiral Shares climbed to 5.07%, up from 1.56%.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. Energy prices eventually began to cool amid slowing economic growth and the U.S. government releasing some of its strategic oil reserves to boost supply. But price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3 percentage points over six months. By the end of the period, the European Central Bank (ECB) was hiking rates by three-quarters of a percentage point increments and the Bank of England by half a percentage point increments.
In this challenging global environment, government bond yields rose across the maturity spectrum in major markets, resulting in a fall in prices and negative returns for the 12 months.
Risk premiums increased as well, causing spread sectors including investment-grade corporates, mortgage-backed securities, high yield, and emerging markets to post returns even further in the red than those of government bonds.
Management of the fund
Overall, the fund benefited from opportunistic and tactical positioning in the more volatile credit sectors. That volatility allowed us to buy into parts of the market when they appeared to be oversold and to turn more defensive when we felt we were no longer being compensated for the risk involved.
Much of the fund is made up of U.S. and European investment-grade corporate credit. We began the period with an

2

underweight to Europe, which worked out well as that region underperformed the U.S. European credit was hit particularly hard by the withdrawal of the unprecedented monetary and fiscal stimulus made available to the economy in the wake of the pandemic, as well as by heightened risk aversion after the outbreak of war in Ukraine. By the end of the period, though, we had closed out that underweight as European credit had fallen to attractive levels.
Emerging markets was another area where the fund did better than its index. Even though we did not expect Russia's full-scale invasion of Ukraine, we managed our risk against such a scenario and were defensively positioned in Russian assets. Our holdings in U.S. high yield also made a modest positive contribution.
Duration added some value. (Duration is a measure of a portfolio’s sensitivity to changes in interest rates). We don’t typically rely on directional bets on interest rate movements, but we did shorten the duration of the fund a little compared with its benchmark when it looked like interest rates were set to move higher.
Outlook
With the repricing that has occurred, the outlook for fixed income is substantially better than it was a year ago. In fact, the outright level of yields in investment-grade corporate bonds today is probably one of the most attractive levels we’ve seen for a long time, which is likely to attract flows back into this asset class.
Our overall positioning remains modestly conservative for the time being. Now that yields are stabilizing at higher levels, fundamentals should again take center stage, giving us opportunities to generate more alpha through selection.
We are rotating into some issuers that have underperformed and should continue to trade defensively relative to other parts of the market. In particular, we have started to cover some underweights in higher-quality bonds issued by companies with less recession-sensitive businesses that had underperformed to the same extent on a risk-adjusted basis as some lower rates and more cyclical companies. We are less keen on weaker assets given the prospect of an economic slowdown.
By segment, emerging markets seem to be pricing in a very gloomy outlook, making their valuations look very attractive. We remain positive on Europe as the ECB is likely to end its rate hiking cycle at a level well below that of the Fed. And we are still holding a small overweight in U.S. high yield.
With our global fixed income team of portfolio managers, analysts, and traders and our bottom-up, fundamentals-based research process and disciplined approach to risk-taking, we are well positioned to identify and invest in potential pockets of outperformance as opportunities present themselves.
3

Samuel C. Martinez, CFA
Portfolio Manager
Daniel Shaykevich, Principal and
Portfolio Manager
Arvind Narayanan, CFA
Portfolio Manager
Vanguard Fixed Income Group
November 4, 2022
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Six Months Ended October 31, 2022
	Beginning Account Value 4/30/2022	Ending Account Value 10/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$ 933.80	$1.71
Admiral™ Shares	1,000.00	934.80	1.22
Based on Hypothetical 5% Yearly Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Admiral Shares	1,000.00	1,023.94	1.28
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Global Credit Bond Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2022
	One Year	Since Inception (11/15/2018)	Final Value of a $10,000 Investment
Global Credit Bond Fund Investor Shares	-16.15%	1.23%	$10,496
Bloomberg Global Aggregate Credit Index (USD Hedged)	-16.91	0.06	10,025
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (11/15/2018)	Final Value of a $50,000 Investment
Global Credit Bond Fund Admiral Shares	-16.02%	1.35%	$52,717
Bloomberg Global Aggregate Credit Index (USD Hedged)	-16.91	0.06	50,126
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
7

Global Credit Bond Fund
Fund Allocation
As of October 31, 2022

United States	61.3%
Germany	8.8
United Kingdom	7.3
Canada	2.6
Australia	1.8
France	1.6
Netherlands	1.5
Switzerland	1.4
Mexico	1.3
Belgium	1.0
Other	11.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
8

Global Credit Bond Fund
Financial Statements
Schedule of Investments
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (15.9%)
	United States Treasury Note/Bond	1.750%	8/15/41	50	33
	United States Treasury Note/Bond	2.375%	2/15/42	600	438
	United States Treasury Note/Bond	2.625%	7/31/29	80	73
[1,2,3]	United States Treasury Note/Bond	2.750%	5/15/25–8/15/32	6,197	5,789
	United States Treasury Note/Bond	2.875%	6/15/25–5/15/32	2,860	2,746
[3]	United States Treasury Note/Bond	3.000%	7/31/24–8/15/52	13,244	12,333
	United States Treasury Note/Bond	3.125%	8/15/25–8/31/29	2,103	2,021
	United States Treasury Note/Bond	3.250%	5/15/42	168	142
	United States Treasury Note/Bond	3.375%	8/15/42	2,200	1,898
[3]	United States Treasury Note/Bond	3.500%	9/15/25	4,902	4,779
	United States Treasury Note/Bond	3.875%	9/30/29	3,295	3,236
[3]	United States Treasury Note/Bond	4.125%	9/30/27	3,849	3,827
	United States Treasury Note/Bond	4.250%	9/30/24	3,522	3,504
	United States Treasury Note/Bond	4.375%	2/15/38	1,150	1,169
Total U.S. Government and Agency Obligations (Cost $43,027)					41,988
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
United States (0.4%)
[4,5]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	100	92
[5]	CD Mortgage Trust Series 2018-CD7	4.850%	8/15/51	50	44
[5]	COMM Mortgage Trust Series 2015-CR27	4.449%	10/10/48	135	120
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	37	34
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	95
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	299	289
[4,5]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	94
[5]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	50	49
[5]	Santander Drive Auto Receivables Trust Series 2022-3	4.490%	8/15/29	35	32
[4,5]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	20
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	94
[4,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	40	37
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,060)					1,000
Corporate Bonds (69.6%)
Australia (1.8%)
[5,6]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	1,000	528
9

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	490
[4]	CSL Finance plc	4.750%	4/27/52	370	310
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	5.333%	5/28/30	1,250	806
[5,6]	Pacific National Finance Pty. Ltd.	5.400%	5/12/27	1,190	729
[5,6]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	676
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	238
	Westpac Banking Corp.	1.953%	11/20/28	200	166
[5,6]	Westpac Banking Corp.	4.334%	8/16/29	500	313
[5]	Westpac Banking Corp.	2.894%	2/4/30	500	457
	Westpac Banking Corp.	2.963%	11/16/40	75	45
					4,758
Austria (0.4%)
[8]	JAB Holdings BV	1.000%	12/20/27	1,100	906
[8]	JAB Holdings BV	2.250%	12/19/39	100	59
					965
Belgium (1.0%)
[8]	Aliaxis Finance SA	0.875%	11/8/28	700	496
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	208
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	22
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	390
[5,9]	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	800	676
[5,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	100	91
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	238
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	230
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	67
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	175	145
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	89	72
					2,635
Bermuda (0.1%)
	Triton Container International Ltd.	3.250%	3/15/32	260	186
Brazil (0.1%)
[5]	Embraer Netherlands Finance BV	6.950%	1/17/28	350	331
Canada (1.6%)
[4]	1011778 BC ULC	3.875%	1/15/28	7	6
[4]	1011778 BC ULC	4.375%	1/15/28	38	33
[4]	1375209 BC Ltd.	9.000%	1/30/28	1	1
[4]	Air Canada	3.875%	8/15/26	20	18
	Bank of Nova Scotia	3.450%	4/11/25	270	257
	Canadian National Railway Co.	3.850%	8/5/32	200	181
	Canadian National Railway Co.	4.400%	8/5/52	230	191
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	82
	Canadian Natural Resources Ltd.	6.250%	3/15/38	290	279
	Canadian Pacific Railway Co.	2.450%	12/2/31	100	79
	Canadian Pacific Railway Co.	4.800%	8/1/45	220	188
	Cenovus Energy Inc.	6.750%	11/15/39	50	49
	Cenovus Energy Inc.	5.400%	6/15/47	100	85
	Enbridge Inc.	3.125%	11/15/29	42	36
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	35	31
[4]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	4.200%	4/1/29	125	115
	Nutrien Ltd.	4.125%	3/15/35	70	59
[4]	Parkland Corp.	4.500%	10/1/29	20	17
[4]	Rogers Communications Inc.	3.800%	3/15/32	85	72
10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Rogers Communications Inc.	4.550%	3/15/52	80	62
[5]	Royal Bank of Canada	3.970%	7/26/24	250	244
	Suncor Energy Inc.	6.500%	6/15/38	145	143
	Suncor Energy Inc.	3.750%	3/4/51	175	119
[10]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,175
	TransCanada PipeLines Ltd.	2.500%	10/12/31	150	115
	TransCanada PipeLines Ltd.	4.625%	3/1/34	398	348
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	117
[4]	Videotron Ltd.	3.625%	6/15/29	20	17
					4,124
Chile (0.1%)
[4]	Antofagasta plc	5.625%	5/13/32	350	323
Denmark (0.1%)
[4]	Danske Bank A/S	1.171%	12/8/23	300	298
France (1.6%)
[5,8]	AXA SA	3.875%	Perpetual	1,188	1,115
[5,8]	Credit Mutuel Arkea SA	1.375%	1/17/25	1,000	942
[5,8]	Engie SA	2.000%	9/28/37	800	559
[4]	SPCM SA	3.125%	3/15/27	10	9
[4]	SPCM SA	3.375%	3/15/30	22	18
[9]	Westfield America Management Ltd.	2.125%	3/30/25	1,637	1,641
					4,284
Germany (3.4%)
[5,8]	Aroundtown SA	0.000%	7/16/26	700	515
[5,8]	Aroundtown SA	2.875%	Perpetual	110	51
[8]	ATF Netherlands BV	3.750%	Perpetual	500	360
[5]	Deutsche Bank AG	2.222%	9/18/24	150	142
[4]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	465	438
[5,8]	RWE AG	2.125%	5/24/26	1,100	1,026
[5,8]	RWE AG	2.750%	5/24/30	900	798
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	454
[5,8]	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	500	377
[5,6]	Volkswagen Financial Services Australia Pty. Ltd.	3.100%	4/17/23	500	318
[5,9]	Volkswagen Financial Services NV	1.125%	9/18/23	2,700	2,984
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	120
[5,8]	Volkswagen Leasing GmbH	0.375%	7/20/26	675	585
[5,8]	Vonovia SE	0.000%	12/1/25	600	511
[8]	Vonovia SE	1.500%	6/14/41	500	256
					8,935
India (0.2%)
[4]	JSW Infrastructure Ltd.	4.950%	1/21/29	585	437
Indonesia (0.2%)
[4]	Freeport Indonesia PT	6.200%	4/14/52	300	224
	Indofood CBP Sukses Makmur Tbk. PT	4.745%	6/9/51	375	234
					458
Ireland (0.4%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	447
	AerCap Ireland Capital DAC	1.150%	10/29/23	300	284
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	100
[4]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	123
					954
11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Italy (0.3%)
[5,8]	Enel Finance International NV	0.375%	5/28/29	1,100	819
Japan (0.5%)
	Honda Motor Co. Ltd.	2.967%	3/10/32	160	133
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	437
	Nomura Holdings Inc.	2.710%	1/22/29	250	201
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	116
[8]	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	200	141
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	69
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	64
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	124
					1,285
Kazakhstan (0.1%)
[11]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	275	254
Luxembourg (0.7%)
[5,8]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	700	646
[5,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	775	615
[5,8]	Prologis International Funding II SA	1.625%	6/17/32	976	702
					1,963
Macao (0.0%)
[4]	Studio City Co. Ltd.	7.000%	2/15/27	10	8
Malaysia (0.1%)
[5]	Petronas Capital Ltd.	3.500%	4/21/30	445	396
Netherlands (1.5%)
[4]	ABN AMRO Bank NV	2.470%	12/13/29	100	77
[5,8]	Cooperatieve Rabobank UA	0.625%	2/25/33	500	344
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	204
[5,8]	Koninklijke DSM NV	0.625%	6/23/32	600	432
[5,9]	NIBC Bank NV	3.125%	11/15/23	2,300	2,561
	Shell International Finance BV	2.375%	11/7/29	190	160
	Shell International Finance BV	2.750%	4/6/30	170	146
	Shell International Finance BV	4.375%	5/11/45	70	58
	Shell International Finance BV	3.750%	9/12/46	141	105
[4]	VZ Secured Financing BV	5.000%	1/15/32	15	12
					4,099
Norway (1.0%)
[5,8]	DNB Bank ASA	1.625%	5/31/26	2,719	2,549
Poland (0.0%)
[4]	Canpack SA	3.875%	11/15/29	37	29
Spain (0.4%)
	Banco Santander SA	5.147%	8/18/25	400	385
	Banco Santander SA	5.294%	8/18/27	300	277
	Telefonica Emisiones SA	4.103%	3/8/27	235	215
	Telefonica Emisiones SA	4.665%	3/6/38	250	189
					1,066
Sweden (0.2%)
[8]	Svenska Handelsbanken AB	0.500%	2/18/30	600	453
Switzerland (1.4%)
[5,8]	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	1,138	1,086
12

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse AG	4.750%	8/9/24	700	665
[8]	Credit Suisse Group AG	2.125%	10/13/26	641	562
	Novartis Capital Corp.	2.750%	8/14/50	60	39
[4]	Roche Holdings Inc.	2.076%	12/13/31	215	170
	Tyco Electronics Group SA	2.500%	2/4/32	150	120
[5,8]	Wizz Air Finance Co. BV	1.350%	1/19/24	700	645
[5,9]	Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	500	507
					3,794
Thailand (0.2%)
[4]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	590	474
United Arab Emirates (0.2%)
[4]	MDGH GMTN RSC Ltd.	5.500%	4/28/33	625	621
United Kingdom (6.2%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	65
	AstraZeneca Finance LLC	1.750%	5/28/28	115	96
	AstraZeneca plc	4.000%	1/17/29	104	98
	AstraZeneca plc	1.375%	8/6/30	100	77
	AstraZeneca plc	4.000%	9/18/42	160	132
	Barclays plc	4.375%	9/11/24	250	238
	Barclays plc	1.007%	12/10/24	240	225
[5]	Barclays plc	2.852%	5/7/26	200	180
	Barclays plc	5.304%	8/9/26	200	190
[12]	Barclays plc	7.325%	11/2/26	200	200
[12]	Barclays plc	7.385%	11/2/28	200	199
[12]	Barclays plc	7.437%	11/2/33	220	219
	BAT Capital Corp.	4.390%	8/15/37	200	145
	BAT Capital Corp.	4.540%	8/15/47	135	87
[5,9]	BG Energy Capital plc	5.000%	11/4/36	300	315
	BP Capital Markets plc	3.279%	9/19/27	23	21
[8]	BP Capital Markets plc	0.831%	11/8/27	1,800	1,552
[5,9]	Centrica plc	4.375%	3/13/29	500	513
[8]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	1,100	907
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	149
	Diageo Capital plc	5.200%	10/24/25	250	251
[9]	Diageo Finance plc	2.750%	6/8/38	500	429
[8]	Heathrow Funding Ltd.	1.500%	10/12/25	1,200	1,085
	HSBC Holdings plc	0.976%	5/24/25	500	455
	HSBC Holdings plc	2.999%	3/10/26	400	363
[5]	HSBC Holdings plc	2.099%	6/4/26	255	224
	HSBC Holdings plc	1.589%	5/24/27	210	173
[12]	HSBC Holdings plc	7.390%	11/3/28	215	215
[8]	HSBC Holdings plc	0.641%	9/24/29	500	387
[5]	HSBC Holdings plc	6.500%	9/15/37	125	110
[5,9]	HSBC Holdings plc	6.000%	3/29/40	500	504
	HSBC Holdings plc	5.250%	3/14/44	200	155
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	8
[5,8]	Linde plc	1.000%	9/30/51	200	100
	Lloyds Banking Group plc	0.695%	5/11/24	405	393
[5]	Lloyds Banking Group plc	3.870%	7/9/25	275	262
	Lloyds Banking Group plc	4.716%	8/11/26	200	189
[5,8]	National Grid plc	2.179%	6/30/26	1,100	1,015
[5]	NatWest Group plc	4.269%	3/22/25	270	260
[5]	NatWest Group plc	3.073%	5/22/28	225	191
[5]	NatWest Group plc	4.892%	5/18/29	200	178
13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RELX Capital Inc.	3.000%	5/22/30	100	83
[4]	Rolls-Royce plc	5.750%	10/15/27	45	41
[9]	Rothesay Life plc	8.000%	10/30/25	700	820
[9]	Scottish Widows Ltd.	5.500%	6/16/23	1,475	1,688
[9]	Utmost Group plc	4.000%	12/15/31	300	242
	Vodafone Group plc	6.150%	2/27/37	220	208
[5,8]	Vodafone Group plc	2.500%	5/24/39	500	370
	Vodafone Group plc	5.250%	5/30/48	340	277
	Vodafone Group plc	4.125%	6/4/81	115	82
					16,366
United States (45.8%)
	Abbott Laboratories	4.900%	11/30/46	125	116
	AbbVie Inc.	2.600%	11/21/24	120	114
	AbbVie Inc.	3.800%	3/15/25	190	184
	AbbVie Inc.	3.600%	5/14/25	39	37
	AbbVie Inc.	4.050%	11/21/39	1,008	812
	AbbVie Inc.	4.250%	11/21/49	240	186
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	129
[5]	AdventHealth Obligated Group	2.795%	11/15/51	300	179
	AEP Transmission Co. LLC	3.750%	12/1/47	130	93
	AEP Transmission Co. LLC	4.250%	9/15/48	100	77
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	70	49
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	100	59
	Aflac Inc.	1.125%	3/15/26	55	48
	Aflac Inc.	4.750%	1/15/49	200	165
	Agree LP	2.000%	6/15/28	50	40
	Agree LP	2.600%	6/15/33	60	43
[5]	Air Lease Corp.	2.875%	1/15/26	125	111
[5]	Air Lease Corp.	3.750%	6/1/26	100	91
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	87
	Alabama Power Co.	4.150%	8/15/44	50	39
	Albemarle Corp.	4.650%	6/1/27	50	47
	Albemarle Corp.	5.050%	6/1/32	80	73
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	75
[4]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	12	11
[5]	Allina Health System	3.887%	4/15/49	130	97
[4]	Allison Transmission Inc.	4.750%	10/1/27	24	22
	Ally Financial Inc.	1.450%	10/2/23	120	115
	Altria Group Inc.	4.400%	2/14/26	101	97
	Altria Group Inc.	4.800%	2/14/29	135	124
	Altria Group Inc.	3.400%	5/6/30	25	20
	Altria Group Inc.	3.400%	2/4/41	70	43
	Altria Group Inc.	5.375%	1/31/44	100	80
	Altria Group Inc.	5.950%	2/14/49	100	81
	Altria Group Inc.	4.450%	5/6/50	40	26
	Amazon.com Inc.	2.500%	6/3/50	115	68
	Amazon.com Inc.	3.950%	4/13/52	85	67
	Ameren Corp.	2.500%	9/15/24	100	95
	Ameren Corp.	3.500%	1/15/31	120	102
	Ameren Illinois Co.	1.550%	11/15/30	70	53
	Ameren Illinois Co.	4.150%	3/15/46	75	59
[4]	American Airlines Inc.	11.750%	7/15/25	5	5
[4]	American Airlines Inc.	5.500%	4/20/26	25	24
[4]	American Airlines Inc.	5.750%	4/20/29	60	55
14

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	10	8
	American Electric Power Co. Inc.	2.031%	3/15/24	100	95
	American Express Co.	3.950%	8/1/25	600	576
[12]	American Express Co.	5.850%	11/5/27	300	300
	American Express Co.	4.420%	8/3/33	50	44
[5]	American Honda Finance Corp.	1.200%	7/8/25	66	60
	American International Group Inc.	4.800%	7/10/45	32	26
	American International Group Inc.	4.375%	6/30/50	105	82
	American Tower Corp.	3.375%	10/15/26	170	154
	American Tower Corp.	3.600%	1/15/28	100	89
	AmerisourceBergen Corp.	2.700%	3/15/31	230	183
	AmerisourceBergen Corp.	4.300%	12/15/47	80	62
	Amgen Inc.	2.200%	2/21/27	125	111
	Amgen Inc.	3.350%	2/22/32	240	204
	Amgen Inc.	5.150%	11/15/41	61	54
	Amgen Inc.	3.375%	2/21/50	340	227
	Amgen Inc.	4.663%	6/15/51	70	58
	Amgen Inc.	2.770%	9/1/53	147	84
	Amgen Inc.	4.400%	2/22/62	140	106
[4]	Antero Resources Corp.	5.375%	3/1/30	16	15
	Aon Global Ltd.	4.600%	6/14/44	35	28
	Aon Global Ltd.	4.750%	5/15/45	70	57
[5]	Appalachian Power Co.	4.500%	8/1/32	410	367
[5]	Appalachian Power Co.	4.500%	3/1/49	30	23
	Apple Inc.	3.250%	8/8/29	520	473
	Apple Inc.	3.350%	8/8/32	190	168
	Apple Inc.	2.375%	2/8/41	175	117
	Apple Inc.	3.850%	8/4/46	196	157
	Apple Inc.	2.650%	5/11/50	70	44
	Apple Inc.	2.700%	8/5/51	225	141
	Apple Inc.	4.100%	8/8/62	250	194
[4]	Aramark Services Inc.	6.375%	5/1/25	10	10
[4]	Arconic Corp.	6.000%	5/15/25	7	7
[4]	Arconic Corp.	6.125%	2/15/28	15	14
[4]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	13
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	40
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	5	4
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	12
	AT&T Inc.	3.800%	2/15/27	140	131
	AT&T Inc.	4.350%	3/1/29	273	253
[5]	AT&T Inc.	4.300%	2/15/30	56	51
	AT&T Inc.	4.500%	5/15/35	130	112
	AT&T Inc.	4.900%	8/15/37	55	48
	AT&T Inc.	3.500%	9/15/53	235	151
	AT&T Inc.	3.550%	9/15/55	213	135
	AT&T Inc.	3.800%	12/1/57	111	73
	AT&T Inc.	3.650%	9/15/59	130	82
[4]	Athene Global Funding	0.950%	1/8/24	195	184
[5,8]	Athene Global Funding	1.125%	9/2/25	2,929	2,631
[4]	Avient Corp.	7.125%	8/1/30	15	14
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	10	9
	Ball Corp.	2.875%	8/15/30	12	9
	Ball Corp.	3.125%	9/15/31	15	12
[5]	Bank of America Corp.	3.864%	7/23/24	115	113
[5]	Bank of America Corp.	0.810%	10/24/24	285	270
15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bank of America Corp.	4.000%	1/22/25	75	72
[5]	Bank of America Corp.	0.981%	9/25/25	570	518
[5]	Bank of America Corp.	3.366%	1/23/26	239	225
[5]	Bank of America Corp.	1.319%	6/19/26	135	119
	Bank of America Corp.	1.734%	7/22/27	365	312
	Bank of America Corp.	4.948%	7/22/28	140	134
[5]	Bank of America Corp.	3.419%	12/20/28	235	208
[5]	Bank of America Corp.	3.194%	7/23/30	165	138
[5]	Bank of America Corp.	2.496%	2/13/31	150	118
[5]	Bank of America Corp.	1.898%	7/23/31	115	85
[5,8]	Bank of America Corp.	0.654%	10/26/31	600	436
	Bank of America Corp.	2.687%	4/22/32	200	154
	Bank of America Corp.	5.015%	7/22/33	250	229
[5]	Bank of America Corp.	2.676%	6/19/41	170	108
	Bank of America Corp.	3.311%	4/22/42	60	41
[5]	Bank of America Corp.	4.875%	4/1/44	75	62
[5]	Bank of America Corp.	3.946%	1/23/49	35	25
[5]	Bank of America Corp.	4.083%	3/20/51	125	93
[5]	Bank of America Corp.	2.831%	10/24/51	70	41
	Bank of New York Mellon Corp.	4.414%	7/24/26	300	291
	Bank of New York Mellon Corp.	5.802%	10/25/28	250	252
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	187
	Bank of New York Mellon Corp.	5.834%	10/25/33	500	501
	Bath & Body Works Inc.	7.500%	6/15/29	15	14
[4]	Bausch Health Cos. Inc.	11.000%	9/30/28	2	2
	Baxter International Inc.	3.132%	12/1/51	135	82
	Becton Dickinson & Co.	4.685%	12/15/44	36	30
	Becton Dickinson & Co.	4.669%	6/6/47	40	33
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	60
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	100	83
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	36
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	315	179
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	184
[9]	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	400	287
[4]	Berry Global Inc.	4.875%	7/15/26	28	26
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	105
[4]	Big River Steel LLC	6.625%	1/31/29	22	21
	Boeing Co.	2.800%	3/1/24	30	29
	Boeing Co.	4.875%	5/1/25	265	259
	Boeing Co.	2.750%	2/1/26	125	113
	Boeing Co.	2.250%	6/15/26	10	9
	Boeing Co.	5.150%	5/1/30	76	70
	Boeing Co.	3.550%	3/1/38	100	68
	Boeing Co.	5.705%	5/1/40	160	139
	Boeing Co.	5.805%	5/1/50	175	150
	Boeing Co.	5.930%	5/1/60	50	42
	Boston Properties LP	3.250%	1/30/31	300	239
	Boston Properties LP	2.450%	10/1/33	300	207
	Boyd Gaming Corp.	4.750%	12/1/27	30	27
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	120	110
	BP Capital Markets America Inc.	4.234%	11/6/28	300	282
	BP Capital Markets America Inc.	2.721%	1/12/32	110	89
	BP Capital Markets America Inc.	2.939%	6/4/51	120	74
	BP Capital Markets America Inc.	3.001%	3/17/52	50	31
	Bristol-Myers Squibb Co.	3.400%	7/26/29	718	652
16

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	11
	Bristol-Myers Squibb Co.	2.950%	3/15/32	150	127
[8]	Bristol-Myers Squibb Co.	1.750%	5/15/35	400	313
	Bristol-Myers Squibb Co.	2.550%	11/13/50	70	42
[4]	Broadcom Inc.	1.950%	2/15/28	50	41
	Broadcom Inc.	5.000%	4/15/30	120	111
[4]	Broadcom Inc.	3.137%	11/15/35	360	250
[4]	Broadcom Inc.	3.187%	11/15/36	145	99
[4]	Broadcom Inc.	3.500%	2/15/41	60	40
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	321
[4]	Cable One Inc.	4.000%	11/15/30	20	16
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	17	17
[4]	Calpine Corp.	5.125%	3/15/28	25	22
	Camden Property Trust	3.350%	11/1/49	110	72
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	25
[4]	Cameron LNG LLC	3.701%	1/15/39	180	135
	Campbell Soup Co.	2.375%	4/24/30	468	375
	Capital One Financial Corp.	2.618%	11/2/32	175	128
[5]	Capital One NA	2.280%	1/28/26	300	275
[4]	Cargill Inc.	4.875%	10/10/25	95	94
[4]	Cargill Inc.	5.125%	10/11/32	65	63
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9
[4]	Carnival Corp.	5.750%	3/1/27	45	31
[4]	Carnival Corp.	4.000%	8/1/28	25	20
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	5	5
	Carrier Global Corp.	2.700%	2/15/31	350	280
	Carrier Global Corp.	3.377%	4/5/40	100	71
	Cboe Global Markets Inc.	1.625%	12/15/30	92	69
[4]	CCO Holdings LLC	5.000%	2/1/28	20	18
[4]	CCO Holdings LLC	6.375%	9/1/29	45	42
[4]	CCO Holdings LLC	4.750%	3/1/30	45	37
[4]	Cedar Fair LP	5.500%	5/1/25	32	32
	Celanese US Holdings LLC	5.900%	7/5/24	135	133
	Celanese US Holdings LLC	6.050%	3/15/25	45	44
	Celanese US Holdings LLC	6.165%	7/15/27	90	85
	Centene Corp.	2.450%	7/15/28	145	119
	Centene Corp.	3.000%	10/15/30	14	11
	Centene Corp.	2.625%	8/1/31	60	46
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	24
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	218	182
[5]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	90	84
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	48
	CenterPoint Energy Inc.	2.950%	3/1/30	10	8
	CenterPoint Energy Inc.	2.650%	6/1/31	190	151
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	152
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	38
	Charles Schwab Corp.	2.450%	3/3/27	130	116
[5]	Charter Communications Operating LLC	4.500%	2/1/24	425	418
	Charter Communications Operating LLC	4.200%	3/15/28	70	63
	Charter Communications Operating LLC	5.050%	3/30/29	80	74
	Charter Communications Operating LLC	3.500%	3/1/42	330	207
	Charter Communications Operating LLC	6.484%	10/23/45	85	75
	Charter Communications Operating LLC	5.375%	5/1/47	285	220
	Charter Communications Operating LLC	4.800%	3/1/50	100	71
[4]	Chemours Co.	4.625%	11/15/29	27	21
17

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	100	101
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	61
	Cheniere Energy Inc.	4.625%	10/15/28	25	23
	Cheniere Energy Partners LP	4.000%	3/1/31	25	21
	Cheniere Energy Partners LP	3.250%	1/31/32	10	8
	Chevron Corp.	2.236%	5/11/30	75	62
	Chevron USA Inc.	3.250%	10/15/29	50	45
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	87
	Chubb INA Holdings Inc.	4.350%	11/3/45	82	67
[4]	Churchill Downs Inc.	5.500%	4/1/27	33	32
[4]	Churchill Downs Inc.	4.750%	1/15/28	41	36
	Cigna Corp.	1.250%	3/15/26	150	131
	Cigna Corp.	2.375%	3/15/31	75	60
	Cigna Corp.	4.800%	8/15/38	155	137
	Cigna Corp.	3.400%	3/15/50	150	100
	Citigroup Inc.	0.981%	5/1/25	210	194
	Citigroup Inc.	2.014%	1/25/26	150	137
	Citigroup Inc.	3.200%	10/21/26	100	91
	Citigroup Inc.	4.300%	11/20/26	150	142
	Citigroup Inc.	4.450%	9/29/27	125	116
	Citigroup Inc.	4.658%	5/24/28	95	90
[5]	Citigroup Inc.	3.668%	7/24/28	415	372
[5]	Citigroup Inc.	2.976%	11/5/30	140	114
	Citigroup Inc.	2.561%	5/1/32	165	126
	Citigroup Inc.	4.650%	7/30/45	90	72
	Citigroup Inc.	4.650%	7/23/48	55	44
[5]	City of Hope	4.378%	8/15/48	80	62
[4]	Civitas Resources Inc.	5.000%	10/15/26	10	9
[4]	Clarios Global LP	6.750%	5/15/25	5	5
[4]	Clarios Global LP	8.500%	5/15/27	22	22
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/29	25	21
[4]	Clean Harbors Inc.	4.875%	7/15/27	17	16
	CME Group Inc.	2.650%	3/15/32	200	161
	CMS Energy Corp.	3.450%	8/15/27	260	235
	CMS Energy Corp.	4.875%	3/1/44	135	112
	CNH Industrial Capital LLC	1.950%	7/2/23	200	195
[4]	CNX Resources Corp.	7.375%	1/15/31	5	5
	Coca-Cola Co.	1.000%	3/15/28	150	123
	Coca-Cola Co.	3.000%	3/5/51	50	34
[4]	Cogent Communications Group Inc.	7.000%	6/15/27	15	14
[4]	Colgate Energy Partners III LLC	7.750%	2/15/26	10	10
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	25	23
	Colgate-Palmolive Co.	3.250%	8/15/32	170	150
[12]	Comcast Corp.	5.250%	11/7/25	120	120
[8]	Comcast Corp.	0.000%	9/14/26	2,000	1,730
	Comcast Corp.	3.150%	2/15/28	225	203
	Comcast Corp.	4.150%	10/15/28	70	66
	Comcast Corp.	2.650%	2/1/30	275	230
[12]	Comcast Corp.	5.500%	11/15/32	310	308
	Comcast Corp.	4.400%	8/15/35	90	79
[9]	Comcast Corp.	1.875%	2/20/36	500	395
	Comcast Corp.	3.250%	11/1/39	145	105
	Comcast Corp.	4.500%	1/15/43	140	112
	Comcast Corp.	4.700%	10/15/48	134	112
	Comcast Corp.	4.950%	10/15/58	65	55
18

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.650%	8/15/62	263	138
	Comcast Corp.	2.987%	11/1/63	413	233
[5]	CommonSpirit Health	4.350%	11/1/42	220	171
	Commonwealth Edison Co.	3.800%	10/1/42	115	87
[4]	CommScope Inc.	6.000%	3/1/26	8	8
[4]	CommScope Inc.	7.125%	7/1/28	21	18
[4]	Condor Merger Sub Inc.	7.375%	2/15/30	25	21
	ConocoPhillips Co.	6.950%	4/15/29	100	109
	ConocoPhillips Co.	4.300%	11/15/44	65	54
	ConocoPhillips Co.	3.800%	3/15/52	180	135
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	74
	Constellation Brands Inc.	2.250%	8/1/31	290	223
	Constellation Energy Generation LLC	6.250%	10/1/39	100	96
	Consumers Energy Co.	3.600%	8/15/32	115	101
[4]	Continental Resources Inc.	2.268%	11/15/26	100	85
[4]	Continental Resources Inc.	2.875%	4/1/32	40	29
[4]	Corebridge Financial Inc.	3.500%	4/4/25	100	94
[4]	Corebridge Financial Inc.	3.650%	4/5/27	90	82
[4]	Corebridge Financial Inc.	3.850%	4/5/29	170	149
[4]	Corebridge Financial Inc.	3.900%	4/5/32	100	84
[4]	Corebridge Financial Inc.	4.350%	4/5/42	100	75
[4]	Corebridge Financial Inc.	4.400%	4/5/52	150	110
	Corporate Office Properties LP	2.250%	3/15/26	175	151
	Corporate Office Properties LP	2.750%	4/15/31	105	76
[4]	Coterra Energy Inc.	3.900%	5/15/27	40	37
[4]	Coterra Energy Inc.	4.375%	3/15/29	130	120
[4]	Cox Communications Inc.	4.800%	2/1/35	100	87
	Crown Castle Inc.	3.800%	2/15/28	68	61
	Crown Castle Inc.	4.750%	5/15/47	125	98
	Crown Castle Inc.	5.200%	2/15/49	85	71
[4]	CrownRock LP	5.625%	10/15/25	10	10
[4]	CrownRock LP	5.000%	5/1/29	10	9
[4]	CSC Holdings LLC	5.375%	2/1/28	40	37
[4]	CSC Holdings LLC	4.625%	12/1/30	16	12
[4]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	162
	CubeSmart LP	2.250%	12/15/28	225	180
	CVS Health Corp.	4.875%	7/20/35	80	72
	CVS Health Corp.	4.780%	3/25/38	259	225
	CVS Health Corp.	4.125%	4/1/40	135	106
	CVS Health Corp.	5.125%	7/20/45	75	64
	Dana Inc.	4.500%	2/15/32	40	30
[4]	DaVita Inc.	3.750%	2/15/31	25	18
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
	DCP Midstream Operating LP	5.125%	5/15/29	21	20
	Dell International LLC	6.020%	6/15/26	80	80
	Dell International LLC	6.100%	7/15/27	120	120
	Dell International LLC	5.300%	10/1/29	28	26
	Dell International LLC	6.200%	7/15/30	125	123
	Delta Air Lines Inc.	2.900%	10/28/24	12	11
[4]	Delta Air Lines Inc.	4.750%	10/20/28	256	238
	Delta Air Lines Inc.	3.750%	10/28/29	15	12
	Devon Energy Corp.	5.850%	12/15/25	40	40
	Devon Energy Corp.	5.250%	10/15/27	29	29
	Devon Energy Corp.	5.875%	6/15/28	9	9
19

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Devon Energy Corp.	4.500%	1/15/30	81	74
	Devon Energy Corp.	5.600%	7/15/41	50	46
	Devon Energy Corp.	5.000%	6/15/45	30	25
	DH Europe Finance II Sarl	2.600%	11/15/29	125	106
	Diamondback Energy Inc.	3.125%	3/24/31	65	53
	Diamondback Energy Inc.	4.250%	3/15/52	100	72
[8]	Digital Euro Finco LLC	2.625%	4/15/24	2,092	1,987
[4]	Directv Financing LLC	5.875%	8/15/27	30	27
	Discovery Communications LLC	4.900%	3/11/26	337	320
	Discovery Communications LLC	6.350%	6/1/40	50	43
	Discovery Communications LLC	4.000%	9/15/55	62	36
[4]	DISH DBS Corp.	5.250%	12/1/26	15	13
[4]	DISH DBS Corp.	5.750%	12/1/28	10	8
	DISH DBS Corp.	5.125%	6/1/29	15	10
[5]	Dominion Energy Inc.	4.050%	9/15/42	170	127
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	201
	Dow Chemical Co.	2.100%	11/15/30	100	76
[8]	Dow Chemical Co.	1.875%	3/15/40	600	355
	Dow Chemical Co.	4.375%	11/15/42	180	138
[4]	DT Midstream Inc.	4.125%	6/15/29	26	22
[4]	DT Midstream Inc.	4.375%	6/15/31	20	17
	DTE Electric Co.	4.300%	7/1/44	120	97
	DTE Electric Co.	3.700%	6/1/46	75	55
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	70
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	37
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	19
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	101
[8]	Duke Energy Corp.	3.100%	6/15/28	1,033	950
[8]	Duke Energy Corp.	3.850%	6/15/34	600	525
	Duke Energy Corp.	3.500%	6/15/51	100	65
	Duke Energy Corp.	5.000%	8/15/52	160	132
	Duke Energy Florida LLC	3.400%	10/1/46	35	24
	Duke Energy Indiana LLC	2.750%	4/1/50	75	44
	Duke Energy Progress LLC	3.400%	4/1/32	100	86
	Duke Energy Progress LLC	4.100%	5/15/42	100	78
	Duke Energy Progress LLC	2.500%	8/15/50	170	96
	Duke Energy Progress LLC	4.000%	4/1/52	100	76
	DuPont de Nemours Inc.	5.319%	11/15/38	40	36
[4]	Element Solutions Inc.	3.875%	9/1/28	16	14
	Elevance Health Inc.	3.125%	5/15/50	190	122
[12]	Elevance Health Inc.	6.100%	10/15/52	155	158
	Eli Lilly & Co.	2.500%	9/15/60	100	58
	Emerson Electric Co.	2.200%	12/21/31	90	71
	Encompass Health Corp.	4.500%	2/1/28	36	32
[4]	Endeavor Energy Resources LP	5.750%	1/30/28	15	15
[4]	Energizer Holdings Inc.	4.750%	6/15/28	33	27
[4]	Energizer Holdings Inc.	4.375%	3/31/29	30	24
	Energy Transfer LP	3.750%	5/15/30	70	60
	Energy Transfer LP	6.050%	6/1/41	65	57
	Energy Transfer LP	6.500%	2/1/42	100	92
	Energy Transfer LP	5.300%	4/1/44	75	59
	Energy Transfer LP	5.150%	3/15/45	85	66
	Energy Transfer LP	6.250%	4/15/49	70	61
[4]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	14
20

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enstar Group Ltd.	4.950%	6/1/29	140	124
[4]	Entegris Escrow Corp.	4.750%	4/15/29	190	170
[4]	Entegris Escrow Corp.	5.950%	6/15/30	45	41
	Entergy Arkansas LLC	2.650%	6/15/51	100	57
	Entergy Corp.	2.800%	6/15/30	90	72
	Entergy Louisiana LLC	3.250%	4/1/28	593	527
	Enterprise Products Operating LLC	4.850%	3/15/44	215	177
	Enterprise Products Operating LLC	4.900%	5/15/46	30	25
	Enterprise Products Operating LLC	4.250%	2/15/48	50	37
	Enterprise Products Operating LLC	3.700%	1/31/51	70	47
	EOG Resources Inc.	3.900%	4/1/35	20	17
[4]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[4]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	13
[4]	EQM Midstream Partners LP	7.500%	6/1/30	10	10
	EQT Corp.	5.678%	10/1/25	145	143
[4]	EQT Corp.	3.125%	5/15/26	7	6
	EQT Corp.	3.900%	10/1/27	96	86
	EQT Corp.	5.000%	1/15/29	25	23
[4]	EQT Corp.	3.625%	5/15/31	55	46
	Equitable Holdings Inc.	5.000%	4/20/48	115	92
	Essex Portfolio LP	4.500%	3/15/48	60	45
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	61
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	98
	Eversource Energy	4.200%	6/27/24	163	160
[5]	Eversource Energy	1.400%	8/15/26	300	258
	Exelon Corp.	3.400%	4/15/26	125	117
[4]	Exelon Corp.	3.350%	3/15/32	200	166
	Exelon Corp.	4.450%	4/15/46	165	129
[4]	Exelon Corp.	4.100%	3/15/52	100	74
	Expedia Group Inc.	2.950%	3/15/31	38	29
	Exxon Mobil Corp.	3.482%	3/19/30	445	404
	Exxon Mobil Corp.	4.227%	3/19/40	155	133
	Exxon Mobil Corp.	4.114%	3/1/46	55	44
	FedEx Corp.	3.875%	8/1/42	30	22
	FirstEnergy Corp.	2.650%	3/1/30	150	121
[5]	FirstEnergy Corp.	2.250%	9/1/30	60	46
[4]	FirstEnergy Transmission LLC	4.550%	4/1/49	100	76
	Florida Power & Light Co.	5.625%	4/1/34	165	165
	Florida Power & Light Co.	3.800%	12/15/42	150	116
	FMC Corp.	4.100%	2/1/24	200	197
	FMC Corp.	4.500%	10/1/49	30	22
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	41
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	4
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	19
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	42
	Ford Motor Credit Co. LLC	4.000%	11/13/30	10	8
	Ford Motor Credit Co. LLC	3.625%	6/17/31	45	35
	Fox Corp.	5.476%	1/25/39	150	129
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	56
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	27
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	47
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	35
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	8
21

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	6
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	14
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	15	12
	FS KKR Capital Corp.	3.400%	1/15/26	220	194
[4]	Gates Global LLC	6.250%	1/15/26	5	5
	GATX Corp.	3.500%	6/1/32	100	80
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	700	617
	General Dynamics Corp.	3.250%	4/1/25	40	38
	General Dynamics Corp.	4.250%	4/1/40	95	82
[5]	General Electric Co.	6.750%	3/15/32	61	66
[8]	General Electric Co.	2.125%	5/17/37	200	151
	General Mills Inc.	4.150%	2/15/43	70	55
	General Motors Co.	5.400%	10/2/23	106	106
	General Motors Co.	6.125%	10/1/25	150	149
	General Motors Co.	5.200%	4/1/45	88	68
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	382
	General Motors Financial Co. Inc.	2.750%	6/20/25	390	359
	General Motors Financial Co. Inc.	6.050%	10/10/25	700	695
	General Motors Financial Co. Inc.	1.250%	1/8/26	455	389
[4]	Georgia-Pacific LLC	1.750%	9/30/25	245	222
	Gilead Sciences Inc.	4.150%	3/1/47	190	148
	Global Payments Inc.	1.500%	11/15/24	120	110
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	227
	Goldman Sachs Group Inc.	2.640%	2/24/28	170	147
[5,9]	Goldman Sachs Group Inc.	7.250%	4/10/28	800	965
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	122
	Goldman Sachs Group Inc.	1.992%	1/27/32	180	131
	Goldman Sachs Group Inc.	2.650%	10/21/32	150	113
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	85	69
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	66
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	69
[5,6,7]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	3.732%	5/2/24	300	193
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	12	10
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	15	12
[4]	Graphic Packaging International LLC	3.500%	3/15/28	3	3
[4]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	190	160
[4]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	80	57
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	230	196
	HCA Inc.	5.250%	6/15/49	115	93
	Helmerich & Payne Inc.	2.900%	9/29/31	130	102
[4]	Hess Midstream Operations LP	5.500%	10/15/30	6	5
[4]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4]	Hilcorp Energy I LP	6.000%	2/1/31	6	5
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	10
	Home Depot Inc.	4.000%	9/15/25	90	88
	Home Depot Inc.	3.900%	12/6/28	130	123
	Home Depot Inc.	2.950%	6/15/29	85	75
	Home Depot Inc.	2.700%	4/15/30	15	13
	Home Depot Inc.	4.500%	9/15/32	125	118
	Home Depot Inc.	4.250%	4/1/46	225	185
	Home Depot Inc.	3.900%	6/15/47	125	96
	Home Depot Inc.	4.500%	12/6/48	75	64
	Home Depot Inc.	2.750%	9/15/51	493	301
	Home Depot Inc.	4.950%	9/15/52	55	49
22

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.500%	9/15/56	70	48
[12]	Honeywell International Inc.	5.000%	2/15/33	295	292
[8,12]	Honeywell International Inc.	4.125%	11/2/34	419	408
	Honeywell International Inc.	5.700%	3/15/37	430	441
	Hormel Foods Corp.	1.700%	6/3/28	50	42
	Hormel Foods Corp.	1.800%	6/11/30	10	8
	HP Inc.	4.000%	4/15/29	220	193
	HP Inc.	2.650%	6/17/31	86	63
	HP Inc.	4.200%	4/15/32	160	131
[4]	Ingevity Corp.	3.875%	11/1/28	15	13
	Intel Corp.	4.150%	8/5/32	100	89
	Intel Corp.	4.750%	3/25/50	228	185
	Intel Corp.	3.050%	8/12/51	200	121
	Intel Corp.	4.900%	8/5/52	200	166
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	61
	Intercontinental Exchange Inc.	5.200%	6/15/62	55	49
	International Business Machines Corp.	3.300%	5/15/26	160	150
[4]	International Game Technology plc	6.250%	1/15/27	3	3
	International Paper Co.	4.800%	6/15/44	45	36
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	65
	Invesco Finance plc	5.375%	11/30/43	55	48
[4]	ITC Holdings Corp.	4.950%	9/22/27	50	49
	ITC Holdings Corp.	3.350%	11/15/27	320	288
[4]	ITC Holdings Corp.	2.950%	5/14/30	150	123
[4]	JBS USA LUX SA	5.750%	4/1/33	417	376
[5]	John Deere Capital Corp.	4.850%	10/11/29	4,000	3,932
	Johnson & Johnson	2.450%	9/1/60	100	56
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	270	265
	JPMorgan Chase & Co.	4.080%	4/26/26	200	192
	JPMorgan Chase & Co.	1.578%	4/22/27	100	86
	JPMorgan Chase & Co.	4.323%	4/26/28	270	251
	JPMorgan Chase & Co.	4.851%	7/25/28	140	133
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	50	44
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	212	191
	JPMorgan Chase & Co.	2.580%	4/22/32	300	231
	JPMorgan Chase & Co.	2.963%	1/25/33	130	101
	JPMorgan Chase & Co.	4.586%	4/26/33	100	89
	JPMorgan Chase & Co.	4.912%	7/25/33	100	92
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	62	48
	JPMorgan Chase & Co.	5.600%	7/15/41	81	76
	JPMorgan Chase & Co.	2.525%	11/19/41	190	117
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	70	51
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	70	44
	JPMorgan Chase & Co.	3.328%	4/22/52	290	188
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	30	24
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	318
	KB Home	7.250%	7/15/30	20	18
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	259
[5]	KeyBank NA	4.150%	8/8/25	250	242
	Kimco Realty Corp.	4.250%	4/1/45	75	54
	Kimco Realty Corp.	3.700%	10/1/49	70	45
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	360
	KLA Corp.	5.000%	3/15/49	116	102
	Kraft Heinz Foods Co.	3.875%	5/15/27	236	221
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	71
23

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	22
	Kroger Co.	2.200%	5/1/30	225	177
	Kroger Co.	3.875%	10/15/46	125	90
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	210	197
	L3Harris Technologies Inc.	5.054%	4/27/45	30	25
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	20	16
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	16	15
[4]	Level 3 Financing Inc.	4.625%	9/15/27	22	19
[4]	Level 3 Financing Inc.	3.625%	1/15/29	20	15
[4]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[4]	Lithia Motors Inc.	3.875%	6/1/29	52	42
[4]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	4.500%	5/15/36	665	604
	Lockheed Martin Corp.	4.700%	5/15/46	70	62
	Lockheed Martin Corp.	4.300%	6/15/62	295	236
	Lowe's Cos. Inc.	3.100%	5/3/27	433	395
	Lowe's Cos. Inc.	1.300%	4/15/28	100	81
	Lowe's Cos. Inc.	1.700%	9/15/28	90	74
	Lowe's Cos. Inc.	4.450%	4/1/62	190	139
	LYB International Finance III LLC	3.375%	10/1/40	50	33
[5]	Marriott International Inc.	4.625%	6/15/30	300	270
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	89
[4]	Mattel Inc.	3.375%	4/1/26	10	9
[4]	Mattel Inc.	5.875%	12/15/27	10	10
[8]	McDonald's Corp.	1.750%	5/3/28	800	719
[5,9]	McDonald's Corp.	3.750%	5/31/38	400	380
[4]	Medline Borrower LP	3.875%	4/1/29	10	8
[8]	Medtronic Global Holdings SCA	3.000%	10/15/28	1,500	1,439
	Merck & Co. Inc.	1.900%	12/10/28	5	4
	Merck & Co. Inc.	3.400%	3/7/29	40	37
	Merck & Co. Inc.	2.150%	12/10/31	400	318
[4]	Meritage Homes Corp.	3.875%	4/15/29	60	49
[4]	Meta Platforms Inc.	3.500%	8/15/27	570	524
[4]	Meta Platforms Inc.	3.850%	8/15/32	260	222
	MetLife Inc.	4.125%	8/13/42	75	59
	MetLife Inc.	4.875%	11/13/43	75	65
	MetLife Inc.	5.000%	7/15/52	115	100
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	13
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	444	439
[4]	MIWD Holdco II LLC	5.500%	2/1/30	10	8
	Mondelez International Inc.	1.500%	2/4/31	200	147
[5]	Morgan Stanley	2.720%	7/22/25	480	453
	Morgan Stanley	4.679%	7/17/26	100	97
	Morgan Stanley	3.950%	4/23/27	270	250
	Morgan Stanley	1.593%	5/4/27	195	167
	Morgan Stanley	2.475%	1/21/28	200	173
[5]	Morgan Stanley	3.591%	7/22/28	275	247
[5]	Morgan Stanley	2.699%	1/22/31	135	108
	Morgan Stanley	4.889%	7/20/33	70	64
[5,8]	Morgan Stanley	5.148%	1/25/34	500	508
[5]	Morgan Stanley	3.971%	7/22/38	90	71
[5]	Morgan Stanley	4.457%	4/22/39	75	62
	Morgan Stanley	3.217%	4/22/42	135	92
24

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	4.300%	1/27/45	30	23
[5]	Morgan Stanley	2.802%	1/25/52	90	53
	Mosaic Co.	4.875%	11/15/41	30	24
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	139
	MPLX LP	1.750%	3/1/26	150	131
	MPLX LP	4.500%	4/15/38	290	232
	MPLX LP	4.950%	3/14/52	50	39
	MPT Operating Partnership LP	3.500%	3/15/31	25	17
[4]	MSCI Inc.	3.625%	9/1/30	15	13
[4]	Mueller Water Products Inc.	4.000%	6/15/29	12	10
	Nasdaq Inc.	2.500%	12/21/40	100	60
	Nasdaq Inc.	3.950%	3/7/52	30	22
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	43
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	89
[4]	NCL Corp. Ltd.	5.875%	2/15/27	14	13
[4]	NCL Corp. Ltd.	7.750%	2/15/29	10	8
[4]	Nestle Holdings Inc.	1.000%	9/15/27	325	270
[5,9]	Nestle Holdings Inc.	1.375%	6/23/33	600	488
[4]	Nestle Holdings Inc.	4.000%	9/24/48	150	120
[4]	Netflix Inc.	3.625%	6/15/25	40	38
	Netflix Inc.	4.875%	4/15/28	175	166
	Netflix Inc.	5.875%	11/15/28	40	40
	Netflix Inc.	6.375%	5/15/29	90	92
	Newell Brands Inc.	4.450%	4/1/26	3	3
	Newell Brands Inc.	6.375%	9/15/27	2	2
	Newell Brands Inc.	6.625%	9/15/29	5	5
	Newmont Corp.	2.800%	10/1/29	130	107
	Newmont Corp.	2.250%	10/1/30	160	124
[4]	News Corp.	3.875%	5/15/29	33	28
[4]	Nexstar Media Inc.	5.625%	7/15/27	15	14
[4]	Nexstar Media Inc.	4.750%	11/1/28	22	19
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	95
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	250	238
	NiSource Inc.	3.950%	3/30/48	50	36
	Norfolk Southern Corp.	3.050%	5/15/50	120	76
	Northern States Power Co.	6.250%	6/1/36	144	150
	Northrop Grumman Corp.	3.200%	2/1/27	170	157
	Northrop Grumman Corp.	5.250%	5/1/50	125	116
[4]	Novelis Corp.	4.750%	1/30/30	15	13
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	54
	Nucor Corp.	3.850%	4/1/52	50	35
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	19
	NVIDIA Corp.	3.500%	4/1/40	100	76
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	45	46
	Occidental Petroleum Corp.	6.125%	1/1/31	10	10
	Occidental Petroleum Corp.	7.500%	5/1/31	30	32
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	4	3
	Omega Healthcare Investors Inc.	3.375%	2/1/31	305	230
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	116
	OneMain Finance Corp.	3.500%	1/15/27	15	12
	ONEOK Inc.	4.000%	7/13/27	100	91
	ONEOK Inc.	3.400%	9/1/29	430	360
25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.950%	7/13/47	50	38
	ONEOK Partners LP	6.125%	2/1/41	135	119
	Oracle Corp.	2.400%	9/15/23	808	788
	Oracle Corp.	2.500%	4/1/25	520	486
	Oracle Corp.	2.800%	4/1/27	200	177
	Oracle Corp.	2.300%	3/25/28	189	158
	Oracle Corp.	2.950%	4/1/30	40	33
	Oracle Corp.	2.875%	3/25/31	270	213
	Oracle Corp.	3.600%	4/1/40	430	291
	Oracle Corp.	3.650%	3/25/41	150	102
	Oracle Corp.	3.950%	3/25/51	200	131
	Oracle Corp.	4.375%	5/15/55	185	125
[4]	Organon & Co.	4.125%	4/30/28	25	22
	PACCAR Financial Corp.	2.850%	4/7/25	525	500
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	180
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	83
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	105
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	74
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	61
	PacifiCorp	4.100%	2/1/42	65	50
	PacifiCorp	4.150%	2/15/50	200	153
	Packaging Corp. of America	3.400%	12/15/27	20	18
	Packaging Corp. of America	4.050%	12/15/49	50	36
	Paramount Global	4.750%	5/15/25	158	154
	Paramount Global	4.200%	6/1/29	135	118
	Paramount Global	6.875%	4/30/36	136	127
	Paramount Global	4.375%	3/15/43	425	285
	Parker-Hannifin Corp.	3.650%	6/15/24	260	253
	PayPal Holdings Inc.	3.900%	6/1/27	50	48
	PECO Energy Co.	4.150%	10/1/44	130	103
[4]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
	PepsiCo Inc.	3.600%	2/18/28	75	71
	PepsiCo Inc.	2.625%	7/29/29	305	264
	PepsiCo Inc.	2.750%	3/19/30	25	22
	PepsiCo Inc.	3.900%	7/18/32	20	19
[9]	PepsiCo Inc.	3.550%	7/22/34	600	605
	PepsiCo Inc.	3.450%	10/6/46	75	56
	PepsiCo Inc.	4.200%	7/18/52	25	21
[4]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[4]	Performance Food Group Inc.	5.500%	10/15/27	24	23
	Pfizer Inc.	2.625%	4/1/30	75	64
	Pfizer Inc.	1.750%	8/18/31	30	23
	Pfizer Inc.	2.550%	5/28/40	225	156
	Philip Morris International Inc.	4.250%	11/10/44	165	115
	Phillips 66	3.900%	3/15/28	34	31
	Phillips 66	4.650%	11/15/34	80	72
[4]	Phillips 66 Co.	3.150%	12/15/29	207	175
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	116
	Plains All American Pipeline LP	4.900%	2/15/45	30	22
[8]	PPG Industries Inc.	2.750%	6/1/29	1,000	890
	Progressive Corp.	2.500%	3/15/27	100	89
	Prologis LP	4.625%	1/15/33	100	93
	Prudential Financial Inc.	3.935%	12/7/49	260	191
[5]	Prudential Financial Inc.	4.350%	2/25/50	65	51
[5]	Prudential Financial Inc.	3.700%	3/13/51	70	50
26

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Service Co. of Colorado	6.250%	9/1/37	60	63
[5]	Public Service Electric & Gas Co.	3.000%	5/15/25	38	36
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	71
	Public Storage	1.950%	11/9/28	200	165
	Raytheon Technologies Corp.	4.625%	11/16/48	160	135
	Realty Income Corp.	2.200%	6/15/28	160	133
	Republic Services Inc.	1.750%	2/15/32	58	43
	Rockwell Automation Inc.	2.800%	8/15/61	230	128
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	3	3
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	4	4
	RPM International Inc.	4.550%	3/1/29	115	104
[4]	S&P Global Inc.	2.900%	3/1/32	110	91
[4]	S&P Global Inc.	3.700%	3/1/52	45	33
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	110
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	100
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	228
	Sabra Health Care LP	5.125%	8/15/26	775	701
[4]	Sabre GLBL Inc.	7.375%	9/1/25	11	10
	Salesforce Inc.	2.700%	7/15/41	595	406
	SBA Communications Corp.	3.125%	2/1/29	32	26
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	15	12
[4]	Scripps Escrow Inc.	5.875%	7/15/27	15	14
	Sempra Energy	3.700%	4/1/29	285	251
	Sherwin-Williams Co.	4.500%	6/1/47	80	63
	Simon Property Group LP	3.500%	9/1/25	270	256
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	5	4
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	10	9
	Skyworks Solutions Inc.	1.800%	6/1/26	60	51
	Skyworks Solutions Inc.	3.000%	6/1/31	230	171
[5]	Southern California Edison Co.	4.200%	3/1/29	100	92
	Southern California Edison Co.	4.500%	9/1/40	50	40
[5]	Southern California Edison Co.	3.900%	3/15/43	50	36
	Southern California Edison Co.	4.000%	4/1/47	50	36
	Southern California Edison Co.	3.450%	2/1/52	50	33
[5]	Southern California Gas Co.	2.550%	2/1/30	330	273
	Southern California Gas Co.	3.750%	9/15/42	50	36
	Southern Co.	4.475%	8/1/24	520	510
	Southern Co.	5.150%	10/6/25	130	129
[5]	Southern Co.	3.700%	4/30/30	30	26
	Southern Co.	4.400%	7/1/46	30	23
	Southwest Airlines Co.	5.250%	5/4/25	70	70
	Southwest Airlines Co.	5.125%	6/15/27	80	78
	Southwest Airlines Co.	2.625%	2/10/30	250	199
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	6	6
	Spirit AeroSystems Inc.	4.600%	6/15/28	7	5
	Sprint Corp.	7.125%	6/15/24	50	51
	Sprint Corp.	7.625%	3/1/26	40	42
[4]	SS&C Technologies Inc.	5.500%	9/30/27	9	8
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	100
	Starbucks Corp.	3.500%	11/15/50	125	85
	Steel Dynamics Inc.	2.400%	6/15/25	35	32
	Steel Dynamics Inc.	3.450%	4/15/30	100	84
	Sun Communities Operating LP	2.300%	11/1/28	200	160
	SVB Financial Group	2.100%	5/15/28	230	182
	Take-Two Interactive Software Inc.	4.000%	4/14/32	125	108
27

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	3.875%	7/12/24	70	68
[4]	Tap Rock Resources LLC	7.000%	10/1/26	20	19
	Targa Resources Partners LP	6.500%	7/15/27	50	50
	Targa Resources Partners LP	5.000%	1/15/28	50	46
	Targa Resources Partners LP	6.875%	1/15/29	30	30
	Targa Resources Partners LP	4.875%	2/1/31	50	44
	Teledyne Technologies Inc.	2.750%	4/1/31	400	313
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	40	38
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
[4]	Tenet Healthcare Corp.	6.125%	10/1/28	15	13
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	13	11
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	42
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	78
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	117
	Time Warner Cable LLC	5.875%	11/15/40	353	287
	Time Warner Cable LLC	4.500%	9/15/42	55	38
	T-Mobile USA Inc.	2.625%	2/15/29	290	241
	T-Mobile USA Inc.	3.375%	4/15/29	245	212
	T-Mobile USA Inc.	3.875%	4/15/30	170	150
	T-Mobile USA Inc.	2.875%	2/15/31	55	44
	T-Mobile USA Inc.	3.600%	11/15/60	255	164
	Toll Brothers Finance Corp.	4.350%	2/15/28	227	198
	Toll Brothers Finance Corp.	3.800%	11/1/29	130	105
[4]	TopBuild Corp.	3.625%	3/15/29	5	4
[4]	TopBuild Corp.	4.125%	2/15/32	10	8
[5]	Toyota Motor Credit Corp.	4.400%	9/20/24	850	842
	Toyota Motor Credit Corp.	3.950%	6/30/25	960	936
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	237
	Toyota Motor Credit Corp.	3.050%	3/22/27	300	275
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	76
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	32
[4]	TransDigm Inc.	8.000%	12/15/25	30	31
[4]	TransDigm Inc.	6.250%	3/15/26	49	48
	TransDigm Inc.	5.500%	11/15/27	37	34
	TransDigm Inc.	4.875%	5/1/29	35	30
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	154
[5]	UDR Inc.	2.950%	9/1/26	15	13
	Union Electric Co.	4.000%	4/1/48	65	48
	Union Electric Co.	3.250%	10/1/49	75	49
	Union Electric Co.	3.900%	4/1/52	150	113
	Union Pacific Corp.	3.950%	9/10/28	150	141
	Union Pacific Corp.	3.250%	2/5/50	270	184
	Union Pacific Corp.	3.839%	3/20/60	35	25
	Union Pacific Corp.	3.850%	2/14/72	185	126
[4]	United Airlines Inc.	4.375%	4/15/26	42	38
[4]	United Airlines Inc.	4.625%	4/15/29	35	30
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	47	46
	United Parcel Service Inc.	6.200%	1/15/38	260	276
	United Parcel Service Inc.	5.300%	4/1/50	60	59
	United States Steel Corp.	6.875%	3/1/29	3	3
	UnitedHealth Group Inc.	5.250%	2/15/28	205	205
	UnitedHealth Group Inc.	5.300%	2/15/30	845	845
	UnitedHealth Group Inc.	5.350%	2/15/33	360	361
28

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.750%	5/15/40	100	69
	UnitedHealth Group Inc.	4.375%	3/15/42	215	181
	UnitedHealth Group Inc.	3.250%	5/15/51	100	68
	UnitedHealth Group Inc.	6.050%	2/15/63	200	206
[4]	Uniti Group LP	7.875%	2/15/25	12	12
[4]	Univision Communications Inc.	7.375%	6/30/30	15	15
	US Bancorp	5.727%	10/21/26	245	246
	US Bancorp	4.548%	7/22/28	500	475
	US Bancorp	4.967%	7/22/33	325	296
	US Bancorp	5.850%	10/21/33	700	699
[4]	Vail Resorts Inc.	6.250%	5/15/25	66	66
	Valero Energy Corp.	4.350%	6/1/28	48	45
	Valero Energy Corp.	3.650%	12/1/51	200	133
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	17
	Verisk Analytics Inc.	5.500%	6/15/45	100	89
[5,8]	Verizon Communications Inc.	3.250%	2/17/26	2,283	2,228
	Verizon Communications Inc.	2.100%	3/22/28	590	496
	Verizon Communications Inc.	1.500%	9/18/30	285	212
[8]	Verizon Communications Inc.	4.250%	10/31/30	234	235
	Verizon Communications Inc.	4.400%	11/1/34	140	121
	Verizon Communications Inc.	5.250%	3/16/37	170	158
[5,8]	Verizon Communications Inc.	2.875%	1/15/38	400	327
	Verizon Communications Inc.	4.812%	3/15/39	150	130
	Verizon Communications Inc.	2.650%	11/20/40	75	48
	Verizon Communications Inc.	3.850%	11/1/42	30	22
	Verizon Communications Inc.	4.862%	8/21/46	250	209
	Verizon Communications Inc.	3.875%	3/1/52	130	92
	Verizon Communications Inc.	3.000%	11/20/60	70	39
	Verizon Communications Inc.	3.700%	3/22/61	105	69
[4]	VICI Properties LP	5.625%	5/1/24	8	8
[4]	VICI Properties LP	4.625%	6/15/25	35	33
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	75	70
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	533	485
[5]	Virginia Electric & Power Co.	3.800%	4/1/28	228	212
[5]	Virginia Electric & Power Co.	2.875%	7/15/29	65	56
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	50	39
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	20	19
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
	VMware Inc.	1.800%	8/15/28	190	150
	VMware Inc.	4.700%	5/15/30	130	116
	Walmart Inc.	1.500%	9/22/28	90	75
	Walmart Inc.	3.950%	6/28/38	415	362
	Walt Disney Co.	6.650%	11/15/37	70	76
	Walt Disney Co.	3.500%	5/13/40	125	96
	Walt Disney Co.	2.750%	9/1/49	45	28
	Walt Disney Co.	3.600%	1/13/51	45	33
[4]	Warnermedia Holdings Inc.	3.428%	3/15/24	80	77
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	180	160
[4]	Warnermedia Holdings Inc.	5.050%	3/15/42	34	25
[4]	Warnermedia Holdings Inc.	5.141%	3/15/52	130	91
[4]	Warnermedia Holdings Inc.	5.391%	3/15/62	165	115
	WEC Energy Group Inc.	5.000%	9/27/25	405	403
[5]	Wells Fargo & Co.	2.164%	2/11/26	200	183
[5]	Wells Fargo & Co.	2.188%	4/30/26	475	432
[5]	Wells Fargo & Co.	3.196%	6/17/27	50	45
29

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo & Co.	4.808%	7/25/28	140	133
[5]	Wells Fargo & Co.	2.879%	10/30/30	270	221
[5]	Wells Fargo & Co.	4.897%	7/25/33	75	68
[9]	Wells Fargo & Co.	4.625%	11/2/35	400	415
[5]	Wells Fargo & Co.	3.068%	4/30/41	320	217
	Wells Fargo & Co.	5.375%	11/2/43	90	76
[5]	Wells Fargo & Co.	4.650%	11/4/44	75	58
[5]	Wells Fargo & Co.	4.400%	6/14/46	60	44
[5]	Wells Fargo & Co.	5.013%	4/4/51	80	68
[5]	Wells Fargo & Co.	4.611%	4/25/53	50	40
[5,9]	Wells Fargo Bank NA	5.250%	8/1/23	2,400	2,751
	Welltower Inc.	4.250%	4/1/26	50	47
[4]	WESCO Distribution Inc.	7.250%	6/15/28	15	16
	Western Midstream Operating LP	4.500%	3/1/28	49	45
	Western Midstream Operating LP	4.750%	8/15/28	100	92
	Western Midstream Operating LP	4.300%	2/1/30	40	35
	Westlake Corp.	3.125%	8/15/51	150	88
	Weyerhaeuser Co.	4.000%	11/15/29	131	116
	Weyerhaeuser Co.	3.375%	3/9/33	130	104
	Williams Cos. Inc.	4.650%	8/15/32	80	72
	Williams Cos. Inc.	6.300%	4/15/40	65	63
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	9	8
	Willis North America Inc.	4.500%	9/15/28	75	69
	Willis North America Inc.	2.950%	9/15/29	85	69
	Willis North America Inc.	3.875%	9/15/49	70	46
[4]	WMG Acquisition Corp.	3.750%	12/1/29	60	51
	Workday Inc.	3.700%	4/1/29	140	125
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	26
[4]	Wynn Resorts Finance LLC	7.750%	4/15/25	15	15
	Xcel Energy Inc.	3.500%	12/1/49	320	216
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	27	21
	Zoetis Inc.	4.700%	2/1/43	129	110
	Zoetis Inc.	3.950%	9/12/47	70	53
					120,808
Total Corporate Bonds (Cost $212,775)					183,672
Floating Rate Loan Interests (0.1%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	5.674%	11/5/28	85	84
United States (0.1%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	8.993%	4/20/28	5	5
[7]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	8.624%	2/1/27	25	18
[7]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	8.112%	7/6/29	10	10
[7]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	8.754%	8/2/27	9	9
[7]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	7.653%	7/21/28	20	19
[7]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	7.653%	7/21/28	2	2
[7]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	6.870%	3/1/29	10	9
30

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	7.004%	10/23/28	10	9
[7]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	6.079%	3/22/29	5	5
[7]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	6.079%	3/22/29	8	7
					93
Total Floating Rate Loan Interests (Cost $186)					177
Sovereign Bonds (15.5%)
Bermuda (0.3%)
[4,5]	Bermuda Government International Bond	5.000%	7/15/32	900	831
Canada (1.1%)
[10]	Canadian Government Bond	3.000%	11/1/24	1,400	1,009
[10]	Canadian Government Bond	2.000%	6/1/32	120	79
[10]	Canadian Government Bond	4.000%	6/1/41	585	462
[10]	Canadian Government Bond	2.750%	12/1/48	300	196
[10]	Canadian Government Bond	1.750%	12/1/53	150	77
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	726
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	316
					2,865
Chile (0.1%)
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	222
Colombia (0.4%)
[5]	Republic of Colombia	4.500%	1/28/26	1,215	1,093
Croatia (0.6%)
[5]	Republic of Croatia	5.500%	4/4/23	460	461
[8]	Republic of Croatia	2.750%	1/27/30	900	812
[8]	Republic of Croatia	1.500%	6/17/31	350	279
					1,552
Dominican Republic (0.1%)
[5]	Dominican Republic	5.500%	2/22/29	300	262
El Salvador (0.1%)
[5]	Republic of El Salvador	8.625%	2/28/29	300	120
[5]	Republic of El Salvador	9.500%	7/15/52	200	76
					196
Germany (5.5%)
[8]	Federal Republic of Germany	0.000%	12/15/23	3,600	3,480
[8]	Federal Republic of Germany	0.000%	3/15/24	449	432
[5,8]	Federal Republic of Germany	0.000%	4/11/25	4,121	3,886
[5,8]	Federal Republic of Germany	0.000%	10/9/26	400	366
[5,8]	Federal Republic of Germany	0.000%	4/16/27	506	458
[8]	Federal Republic of Germany	0.500%	2/15/28	1,000	916
[8]	Federal Republic of Germany	0.000%	11/15/28	2,073	1,820
[8]	Federal Republic of Germany	0.250%	2/15/29	1,840	1,633
[8]	Federal Republic of Germany	0.000%	2/15/32	430	350
[8]	Federal Republic of Germany	0.000%	5/15/36	299	218
[8]	Federal Republic of Germany	1.000%	5/15/38	195	159
31

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Federal Republic of Germany	2.500%	8/15/46	600	621
[8]	Federal Republic of Germany	0.000%	8/15/52	599	314
					14,653
Hungary (0.2%)
[8]	Republic of Hungary	1.625%	4/28/32	700	469
Indonesia (0.5%)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	184
[4,5,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	255
[5]	Republic of Indonesia	4.650%	9/20/32	875	808
[5]	Republic of Indonesia	4.300%	3/31/52	300	228
					1,475
Israel (0.1%)
	State of Israel	4.500%	4/3/20	325	246
Japan (0.3%)
[5,13]	Japan	0.100%	6/20/24	65,000	438
[5,13]	Japan	0.100%	12/20/26	30,000	203
[5,13]	Japan	0.100%	6/20/29	10,000	67
[5,13]	Japan	1.700%	9/20/33	6,000	46
					754
Kazakhstan (0.1%)
[5]	Republic of Kazakhstan	4.875%	10/14/44	370	282
Mexico (1.3%)
[5]	Comision Federal de Electricidad	4.688%	5/15/29	200	169
	Petroleos Mexicanos	6.625%	6/15/35	210	145
	Petroleos Mexicanos	6.750%	9/21/47	1,452	875
[5,14]	United Mexican States	7.750%	5/29/31	25,000	1,117
[5,14]	United Mexican States	10.000%	11/20/36	12,000	612
[5]	United Mexican States	4.400%	2/12/52	800	549
					3,467
Nigeria (0.1%)
[4,5]	Federal Republic of Nigeria	8.250%	9/28/51	280	161
Panama (0.2%)
[5]	Republic of Panama	3.362%	6/30/31	457	369
[5]	Republic of Panama	3.870%	7/23/60	200	116
					485
Peru (0.5%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	650	410
[5]	Republic of Peru	2.392%	1/23/26	700	632
[5]	Republic of Peru	2.783%	1/23/31	275	217
					1,259
Philippines (0.4%)
	Republic of the Philippines	5.170%	10/13/27	650	648
[8]	Republic of the Philippines	1.750%	4/28/41	786	448
					1,096
Republic of North Macedonia (0.0%)
[5,8]	Republic of North Macedonia	2.750%	1/18/25	100	90
Romania (0.7%)
[5,8]	Republic of Romania	2.125%	3/7/28	764	594
[5,8]	Republic of Romania	1.375%	12/2/29	300	201
32

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,8]	Republic of Romania	1.750%	7/13/30	830	550
[5,8]	Republic of Romania	1.750%	7/13/30	250	166
[4,5]	Republic of Romania	6.000%	5/25/34	335	284
[5,8]	Republic of Romania	3.375%	1/28/50	300	156
					1,951
Saudi Arabia (0.5%)
[4,5]	Kingdom of Saudi Arabia	5.500%	10/25/32	353	358
[5]	Kingdom of Saudi Arabia	4.500%	10/26/46	805	642
[5]	Kingdom of Saudi Arabia	4.625%	10/4/47	500	402
					1,402
Serbia (0.4%)
[5,8]	Republic of Serbia	3.125%	5/15/27	611	513
[5,8]	Republic of Serbia	1.650%	3/3/33	281	163
[4,5,8]	Republic of Serbia	2.050%	9/23/36	719	391
					1,067
South Africa (0.1%)
[5]	Eskom Holdings SOC Ltd.	6.750%	8/6/23	200	196
South Korea (0.6%)
[4,5]	Korea Electric Power Corp.	5.375%	4/6/26	930	922
[4,5]	Korea Electric Power Corp.	4.000%	6/14/27	600	561
					1,483
United Arab Emirates (0.1%)
[4,5]	Finance Department Government of Sharjah	4.000%	7/28/50	350	203
United Kingdom (1.2%)
[9]	United Kingdom	2.750%	9/7/24	1,085	1,232
[9]	United Kingdom	1.250%	7/22/27	475	489
[9]	United Kingdom	0.500%	1/31/29	350	331
[9]	United Kingdom	0.250%	7/31/31	532	459
[9]	United Kingdom	4.500%	12/7/42	125	157
[9]	United Kingdom	3.250%	1/22/44	150	158
[9]	United Kingdom	1.500%	7/22/47	145	107
[9]	United Kingdom	0.625%	10/22/50	108	59
[9]	United Kingdom	3.500%	7/22/68	90	106
					3,098
Total Sovereign Bonds (Cost $49,980)					40,858
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $318)	5.871%	11/15/39	300	281
Temporary Cash Investments (2.0%)
Commercial Paper (0.2%)
[15]	Enbridge US Inc.	2.993%	12/30/22	650	645
				Shares
Money Market Fund (1.8%)
[16]	Vanguard Market Liquidity Fund	3.117%		47,096	4,708
Total Temporary Cash Investments (Cost $5,355)					5,353
33

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	2,422	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	2,429	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	—
					—
34

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/16/22	1.000%	3,680	1
Total Options Purchased (Cost $55)					1
Total Investments (103.6%) (Cost $312,756)					273,330
Other Assets and Liabilities—Net (-3.6%)					(9,432)
Net Assets (100%)					263,898
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $475,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $641,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $1,699,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $20,372,000, representing 7.7% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Canadian dollars.
11	Face amount denominated in Swiss francs.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
13	Face amount denominated in Japanese yen.
14	Face amount denominated in Mexican pesos.
15	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October 31, 2022, the aggregate value of these securities was $645,000, representing 0.2% of net assets.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.
35

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Sold, Receives 1.000% Quarterly (Premiums Received $4)	GSI	11/16/22	1.400%	3,680	—
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	December 2022	31	2,546	(2)
5-Year U.S. Treasury Note	December 2022	73	7,781	(17)
10-Year Government of Canada Bond	December 2022	17	1,535	(26)
Euro-Bobl	December 2022	21	2,484	3
Euro-Bund	December 2022	23	3,147	20
Euro-Buxl	December 2022	4	570	16
Euro-Schatz	December 2022	6	634	—
				(6)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2022	(41)	(8,380)	2
10-Year Japanese Government Bond	December 2022	(2)	(2,001)	(5)
10-Year U.S. Treasury Note	December 2022	(7)	(774)	—
AUD 10-Year Treasury Bond	December 2022	(4)	(303)	3
Long Gilt	December 2022	(21)	(2,459)	(147)
Long U.S. Treasury Bond	December 2022	(24)	(2,892)	51
Mini 10-Year Japanese Government Bond	December 2022	(7)	(700)	(1)
Ultra 10-Year U.S. Treasury Note	December 2022	(25)	(2,900)	(1)
				(98)
				(104)

36

Global Credit Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	11/2/22	AUD	5,596	USD	3,596	—	(17)
Standard Chartered Bank	11/2/22	AUD	33	USD	21	—	—
Toronto-Dominion Bank	11/2/22	AUD	21	USD	13	—	—
HSBC Bank plc	11/2/22	CAD	4,306	USD	3,165	—	(4)
Toronto-Dominion Bank	11/2/22	CAD	44	USD	32	—	—
Credit Agricole CIB	11/2/22	CAD	31	USD	23	—	—
Bank of America, N.A.	11/2/22	CAD	26	USD	19	—	—
HSBC Bank plc	12/2/22	CAD	25	USD	19	—	—
JPMorgan Chase Bank, N.A.	11/2/22	CAD	23	USD	17	—	—
Standard Chartered Bank	11/2/22	CAD	23	USD	17	—	—
Credit Agricole CIB	11/2/22	CAD	22	USD	16	—	—
Morgan Stanley Capital Services LLC	11/2/22	CAD	17	USD	13	—	—
Morgan Stanley Capital Services LLC	11/2/22	CHF	260	USD	261	—	(2)
Toronto-Dominion Bank	11/2/22	EUR	54,985	USD	54,910	—	(572)
JPMorgan Chase Bank, N.A.	11/2/22	EUR	3,794	USD	3,722	28	—
Credit Agricole CIB	11/2/22	EUR	1,306	USD	1,308	—	(17)
Bank of America, N.A.	11/2/22	EUR	823	USD	807	7	—
State Street Bank & Trust Co.	11/2/22	EUR	405	USD	395	5	—
UBS AG	11/2/22	EUR	113	USD	112	—	(1)
UBS AG	12/2/22	EUR	70	USD	69	—	—
UBS AG	11/2/22	EUR	43	USD	42	—	—
UBS AG	11/2/22	GBP	19,338	USD	22,386	—	(209)
Standard Chartered Bank	11/2/22	GBP	1,468	USD	1,669	15	—
BNP Paribas	11/2/22	GBP	683	USD	767	16	—
JPMorgan Chase Bank, N.A.	11/2/22	GBP	552	USD	638	—	(6)
Credit Agricole CIB	11/2/22	GBP	193	USD	224	—	(3)
UBS AG	11/2/22	GBP	54	USD	61	1	—
Morgan Stanley Capital Services LLC	11/2/22	GBP	27	USD	30	1	—
Bank of America, N.A.	11/2/22	JPY	115,868	USD	786	—	(6)
UBS AG	11/2/22	JPY	2,323	USD	16	—	—
Morgan Stanley Capital Services LLC	11/2/22	JPY	1,807	USD	12	—	—
37

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	11/3/22	MXN	39,794	USD	2,006	2	—
HSBC Bank plc	11/2/22	SEK	21	USD	2	—	—
Morgan Stanley Capital Services LLC	11/2/22	ZAR	1	USD	—	—	—
Morgan Stanley Capital Services LLC	12/2/22	ZAR	1	USD	—	—	—
Morgan Stanley Capital Services LLC	11/2/22	USD	3,647	AUD	5,650	34	—
State Street Bank & Trust Co.	12/2/22	USD	3,599	AUD	5,596	17	—
Morgan Stanley Capital Services LLC	12/2/22	USD	8	AUD	13	—	—
HSBC Bank plc	12/2/22	USD	3,108	CAD	4,229	4	—
Bank of America, N.A.	11/2/22	USD	1,912	CAD	2,628	—	(17)
Morgan Stanley Capital Services LLC	11/2/22	USD	1,247	CAD	1,709	—	(7)
Credit Agricole CIB	11/2/22	USD	41	CAD	56	—	(1)
Toronto-Dominion Bank	11/2/22	USD	30	CAD	41	—	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	21	CAD	29	—	—
Citibank, N.A.	11/2/22	USD	21	CAD	29	—	—
Toronto-Dominion Bank	11/2/22	USD	265	CHF	260	6	—
Morgan Stanley Capital Services LLC	12/2/22	USD	262	CHF	260	2	—
Toronto-Dominion Bank	12/2/22	USD	55,026	EUR	54,985	572	—
Bank of America, N.A.	11/2/22	USD	50,869	EUR	52,173	—	(691)
State Street Bank & Trust Co.	12/2/22	USD	5,142	EUR	5,195	—	(3)
JPMorgan Chase Bank, N.A.	11/2/22	USD	4,794	EUR	4,940	—	(88)
State Street Bank & Trust Co.	11/2/22	USD	2,338	EUR	2,374	—	(8)
Toronto-Dominion Bank	11/2/22	USD	1,192	EUR	1,219	—	(14)
JPMorgan Chase Bank, N.A.	11/2/22	USD	583	EUR	584	6	—
Morgan Stanley Capital Services LLC	11/2/22	USD	112	EUR	115	—	(2)
Standard Chartered Bank	11/2/22	USD	37	EUR	38	—	(1)
HSBC Bank plc	11/2/22	USD	25	EUR	26	—	—
UBS AG	12/2/22	USD	22,404	GBP	19,338	208	—
State Street Bank & Trust Co.	11/2/22	USD	21,686	GBP	19,730	—	(941)
UBS AG	11/2/22	USD	1,849	GBP	1,666	—	(62)
38

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	12/2/22	USD	766	GBP	666	3	—
State Street Bank & Trust Co.	11/2/22	USD	421	GBP	367	1	—
HSBC Bank plc	11/2/22	USD	414	GBP	363	—	(2)
Morgan Stanley Capital Services LLC	11/2/22	USD	211	GBP	188	—	(5)
Bank of America, N.A.	11/2/22	USD	797	JPY	114,932	24	—
Bank of America, N.A.	12/2/22	USD	788	JPY	115,868	6	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	27	JPY	3,872	—	—
Credit Agricole CIB	11/2/22	USD	8	JPY	1,195	—	—
Standard Chartered Bank	12/2/22	USD	8	JPY	1,122	—	—
Morgan Stanley Capital Services LLC	12/2/22	USD	1,996	MXN	39,794	—	(2)
BNP Paribas	11/3/22	USD	1,954	MXN	39,794	—	(54)
Bank of America, N.A.	11/2/22	USD	2	SEK	21	—	—
HSBC Bank plc	12/2/22	USD	2	SEK	21	—	—
Morgan Stanley Capital Services LLC	11/2/22	USD	—	ZAR	1	—	—
						958	(2,735)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S39-V1	12/20/27	USD	14,420	1.000	19	19
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

39

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	640	1.000	—	4	—	(4)
AT&T Inc./Baa2	12/20/23	BARC	160	1.000	—	1	—	(1)
Credit Suisse Group Finance Guernsey Ltd./WR	6/20/27	JPMC	500 [2]	1.000	(31)	(6)	—	(25)
Federation of Malaysia/A3	12/20/27	MSCS	950	1.000	(95)	(6)	—	(89)
People's Republic of China/A1	12/20/27	JPMC	1,530	1.000	(15)	(23)	8	—
People's Republic of China/A1	12/20/27	JPMC	1,040	1.000	(10)	(15)	5	—
People's Republic of China/A1	12/20/27	MSCS	552	1.000	(5)	(9)	4	—
Republic of Chile/A2	12/20/27	MSCS	1,720	1.000	(39)	(16)	—	(23)
Republic of Indonesia/Baa2	12/20/27	GSI	1,200	1.000	(19)	(29)	10	—
United Mexican States/Baa2	12/20/27	GSI	1,400	1.000	(36)	(44)	8	—
United Mexican States/Baa2	12/20/27	MSCS	2,230	1.000	(58)	(93)	35	—
					(308)	(236)	70	(142)
Credit Protection Purchased
Republic of Colombia	6/20/27	BARC	520	(1.000)	47	42	5	—
Republic of Colombia	6/20/27	BARC	450	(1.000)	39	35	4	—
Standard Chartered plc	12/20/27	JPMC	950 [2]	(1.000)	15	7	8	—
					101	84	17	—
					(207)	(152)	87	(142)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
40

Global Credit Bond Fund
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $83,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	12/21/22	2,350	0.000	(4.274)	19	19
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in British pound.
3 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent payment date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Global Credit Bond Fund
Statement of Assets and Liabilities
As of October 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $308,048)	268,622
Affiliated Issuers (Cost $4,708)	4,708
Total Investments in Securities	273,330
Investment in Vanguard	9
Foreign Currency, at Value (Cost $189)	187
Cash Collateral Pledged—Futures Contracts	10
Receivables for Investment Securities Sold	1,547
Receivables for Accrued Income	2,473
Receivables for Capital Shares Issued	553
Swap Premiums Paid	89
Unrealized Appreciation—Forward Currency Contracts	958
Unrealized Appreciation—Over-the-Counter Swap Contracts	87
Total Assets	279,243
Liabilities
Due to Custodian	78
Payables for Investment Securities Purchased	11,106
Payables for Capital Shares Redeemed	993
Payables to Vanguard	30
Options Written, at Value (Premiums Received $4)	—
Swap Premiums Received	241
Variation Margin Payable—Futures Contracts	7
Variation Margin Payable—Centrally Cleared Swap Contracts	13
Unrealized Depreciation—Forward Currency Contracts	2,735
Unrealized Depreciation—Over-the-Counter Swap Contracts	142
Total Liabilities	15,345
Net Assets	263,898
42

Global Credit Bond Fund
Statement of Assets and Liabilities (continued)
At October 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	311,214
Total Distributable Earnings (Loss)	(47,316)
Net Assets	263,898

Investor Shares—Net Assets
Applicable to 4,028,753 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,989
Net Asset Value Per Share—Investor Shares	$8.93

Admiral Shares—Net Assets
Applicable to 12,755,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	227,909
Net Asset Value Per Share—Admiral Shares	$17.87
See accompanying Notes, which are an integral part of the Financial Statements.
43

Global Credit Bond Fund
Statement of Operations

Year Ended October 31, 2022
($000)
Investment Income
Income
Interest [1]	6,399
Total Income	6,399
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18
Management and Administrative—Investor Shares	102
Management and Administrative—Admiral Shares	405
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Admiral Shares	12
Custodian Fees	41
Auditing Fees	46
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	—
Other Expenses	27
Total Expenses	681
Expenses Paid Indirectly	(1)
Net Expenses	680
Net Investment Income	5,719
Realized Net Gain (Loss)
Investment Securities Sold[1]	(20,869)
Futures Contracts	(3,296)
Options Purchased	26
Options Written	75
Swap Contracts	344
Forward Currency Contracts	15,869
Foreign Currencies	615
Realized Net Gain (Loss)	(7,236)
44

Global Credit Bond Fund
Statement of Operations (continued)
Year Ended October 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(40,566)
Futures Contracts	14
Options Purchased	(20)
Options Written	—
Swap Contracts	12
Forward Currency Contracts	(2,213)
Foreign Currencies	(5)
Change in Unrealized Appreciation (Depreciation)	(42,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,295)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $133,000, ($4,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Global Credit Bond Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,719	4,601
Realized Net Gain (Loss)	(7,236)	5,628
Change in Unrealized Appreciation (Depreciation)	(42,778)	(4,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,295)	5,309
Distributions
Investor Shares	(1,447)	(1,802)
Admiral Shares	(7,712)	(10,060)
Total Distributions	(9,159)	(11,862)
Capital Share Transactions
Investor Shares	(1,531)	6,448
Admiral Shares	39,841	17,406
Net Increase (Decrease) from Capital Share Transactions	38,310	23,854
Total Increase (Decrease)	(15,144)	17,301
Net Assets
Beginning of Period	279,042	261,741
End of Period	263,898	279,042
See accompanying Notes, which are an integral part of the Financial Statements.
46

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,			November 15, 2018[1] to October 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$11.02	$11.26	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.214	.176	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	(1.956)	.059	.619	1.045
Total from Investment Operations	(1.742)	.235	.850	1.332
Distributions
Dividends from Net Investment Income	(.182)	(.217)	(.338)	(.242)
Distributions from Realized Capital Gains	(.166)	(.258)	(.342)	—
Total Distributions	(.348)	(.475)	(.680)	(.242)
Net Asset Value, End of Period	$8.93	$11.02	$11.26	$11.09
Total Return[3]	-16.15%	2.07%	8.10%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36	$46	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35% [4]	0.35%	0.35%	0.35% [5]
Ratio of Net Investment Income to Average Net Assets	2.14%	1.59%	2.11%	2.78% [5]
Portfolio Turnover Rate	124%	128% [6]	264%	284%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5	Annualized.
6	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,			November 15, 2018[1] to October 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$22.04	$22.52	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.449	.375	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	(3.901)	.117	1.228	2.101
Total from Investment Operations	(3.452)	.492	1.713	2.692
Distributions
Dividends from Net Investment Income	(.385)	(.456)	(.699)	(.502)
Distributions from Realized Capital Gains	(.333)	(.516)	(.684)	—
Total Distributions	(.718)	(.972)	(1.383)	(.502)
Net Asset Value, End of Period	$17.87	$22.04	$22.52	$22.19
Total Return[3]	-16.02%	2.18%	8.16%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$228	$233	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25% [4]	0.25%	0.25%	0.25% [5]
Ratio of Net Investment Income to Average Net Assets	2.26%	1.69%	2.21%	2.88% [5]
Portfolio Turnover Rate	124%	128% [6]	264%	284%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	Annualized.
6	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in
49

Global Credit Bond Fund
mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
50

Global Credit Bond Fund
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2022, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2022, the fund’s average investments in long and short futures contracts represented 11% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange
51

Global Credit Bond Fund
rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2022, the fund’s average investment in forward currency contracts represented 83% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
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Global Credit Bond Fund
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
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Global Credit Bond Fund
During the year ended October 31, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 5% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsettings Arrangements, by Counterparty
Bank of America, N.A.	37	714	(677)	1,059	—	—
Barclays Bank plc	9	5	4	—	83	—
BNP Paribas	16	54	(38)	—	—	—
Citibank, N.A.	—	—	—	20	—	—
Credit Agricole CIB	—	21	(21)	—	—	—
Goldman Sachs International	19	—	19	91	—	19
HSBC Bank plc	4	6	(2)	—	—	—
JPMorgan Chase Bank, N.A.	55	119	(64)	—	—	—
Morgan Stanley Capital Services LLC	78	130	(52)	—	—	—
Standard Chartered Bank	18	1	17	—	—	17
State Street Bank & Trust Co.	23	969	(946)	519	—	—
Toronto-Dominion Bank	578	586	(8)	10	—	—
UBS AG	209	272	(63)	—	—	—
Centrally Cleared Swap Contracts	—	13	(13)	475	—	—
Exchange-Traded Futures Contracts	—	7	(7)	651	—	—
Total	1,046	2,897	(1,851)	2,825	83	36
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
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Global Credit Bond Fund
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
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Global Credit Bond Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2022, the fund had contributed to Vanguard capital in the amount of $9,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	41,988	—	41,988
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,000	—	1,000
Corporate Bonds	—	183,672	—	183,672
Floating Rate Loan Interests	—	177	—	177
Sovereign Bonds	—	40,858	—	40,858
Taxable Municipal Bonds	—	281	—	281
Temporary Cash Investments	4,708	645	—	5,353
56

Global Credit Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Options Purchased	—	1	—	1
Total	4,708	268,622	—	273,330

Derivative Financial Instruments
Assets
Futures Contracts[1]	95	—	—	95
Forward Currency Contracts	—	958	—	958
Swap Contracts	38 [1]	87	—	125
Total	133	1,045	—	1,178
Liabilities
Options Written	—	—	—	—
Futures Contracts[1]	199	—	—	199
Forward Currency Contracts	—	2,735	—	2,735
Swap Contracts	—	142	—	142
Total	199	2,877	—	3,076
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Credit Bond Fund
E.  At October 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	—	—	1	1
Swap Premiums Paid	—	—	89	89
Unrealized Appreciation—Futures Contracts[1]	95	—	—	95
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	19	—	19	38
Unrealized Appreciation—Forward Currency Contracts	—	958	—	958
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	87	87
Total Assets	114	958	196	1,268

Options Written, at Value	—	—	—	—
Swap Premiums Received	—	—	241	241
Unrealized Depreciation—Futures Contracts[1]	199	—	—	199
Unrealized Depreciation—Forward Currency Contracts	—	2,735	—	2,735
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	142	142
Total Liabilities	199	2,735	383	3,317
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Credit Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(3,296)	—	—	(3,296)
Options Purchased	—	—	26	26
Options Written	—	—	75	75
Swap Contracts	217	—	127	344
Forward Currency Contracts	—	15,869	—	15,869
Realized Net Gain (Loss) on Derivatives	(3,079)	15,869	228	13,018

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	14	—	—	14
Options Purchased	(14)	—	(6)	(20)
Options Written	—	—	—	—
Swap Contracts	70	—	(58)	12
Forward Currency Contracts	—	(2,213)	—	(2,213)
Change in Unrealized Appreciation (Depreciation) on Derivatives	70	(2,213)	(64)	(2,207)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,080
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(16,566)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(31,830)
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Global Credit Bond Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	7,662	11,168
Long-Term Capital Gains	1,497	694
Total	9,159	11,862
*	Includes short-term capital gains, if any.
As of October 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	304,991
Gross Unrealized Appreciation	8,852
Gross Unrealized Depreciation	(40,682)
Net Unrealized Appreciation (Depreciation)	(31,830)
G.  During the year ended October 31, 2022, the fund purchased $285,405,000 of investment securities and sold $245,089,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $80,072,000 and $54,509,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2022, such purchases were $155,000 and sales were $9,620,000, resulting in net realized loss of $338,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,508	1,413	32,478	2,913
Issued in Lieu of Cash Distributions	1,243	122	1,530	138
Redeemed	(17,282)	(1,699)	(27,560)	(2,477)
Net Increase (Decrease)—Investor Shares	(1,531)	(164)	6,448	574
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Global Credit Bond Fund
	Year Ended October 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	125,480	6,506	95,639	4,281
Issued in Lieu of Cash Distributions	6,233	307	8,185	367
Redeemed	(91,872)	(4,622)	(86,418)	(3,898)
Net Increase (Decrease)—Admiral Shares	39,841	2,191	17,406	750
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2022, that would require recognition or disclosure in these financial statements.
61

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Global Credit Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Credit Bond Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
62

Tax information (unaudited)
The fund hereby designates $347,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,497,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 74.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible  to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
63

"Bloomberg®" and Bloomberg Global Aggregate Credit Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Global Credit Bond Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Global Credit Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the Global Credit Bond Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate Credit Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Global Credit Bond Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Global Credit Bond Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate Credit Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Global Credit Bond Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Global Credit Bond Fund customers, in connection with the administration, marketing or trading of the Global Credit Bond Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE GLOBAL CREDIT BOND FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE GLOBAL CREDIT BOND FUND OR BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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Q20250 122022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2022: $217,000
Fiscal Year Ended October 31, 2021: $264,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2022: $10,494,508
Fiscal Year Ended October 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2022: $2,757,764
Fiscal Year Ended October 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended October 31, 2022: $5,202,689
Fiscal Year Ended October 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended October 31, 2022: $298,000
Fiscal Year Ended October 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2022: $5,500,689
Fiscal Year Ended October 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 19, 2022

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.